Brighthouse Funds Trust II

Schedule of Investments
March 31, 2022

Brighthouse Funds Trust II

Schedule of Investments as of March 31, 2022

Baillie Gifford International Stock Portfolio	BHFTII-1

BlackRock Bond Income Portfolio	BHFTII-5

BlackRock Capital Appreciation Portfolio	BHFTII-54

BlackRock Ultra-Short Term Bond Portfolio	BHFTII-58

Brighthouse Asset Allocation 20 Portfolio	BHFTII-61

Brighthouse Asset Allocation 40 Portfolio	BHFTII-62

Brighthouse Asset Allocation 60 Portfolio	BHFTII-63

Brighthouse Asset Allocation 80 Portfolio	BHFTII-64

Brighthouse/Artisan Mid Cap Value Portfolio	BHFTII-65

Brighthouse/Dimensional International Small Company Portfolio	BHFTII-69

Brighthouse/Wellington Balanced Portfolio	BHFTII-108

Brighthouse/Wellington Core Equity Opportunities Portfolio	BHFTII-139

Frontier Mid Cap Growth Portfolio	BHFTII-142

Jennison Growth Portfolio	BHFTII-147

Loomis Sayles Small Cap Core Portfolio	BHFTII-151

Loomis Sayles Small Cap Growth Portfolio	BHFTII-157

MetLife Aggregate Bond Index Portfolio	BHFTII-161

MetLife Mid Cap Stock index Portfolio	BHFTII-181

MetLife MSCI EAFE® Index Portfolio	BHFTII-189

MetLife Russell 2000® Index Portfolio	BHFTII-201

MetLife Stock Index Portfolio	BHFTII-222

MFS® Total Return Portfolio	BHFTII-231

MFS® Value Portfolio	BHFTII-246

Neuberger Berman Genesis Portfolio	BHFTII-250

T. Rowe Price Large Cap Growth Portfolio	BHFTII-253

T. Rowe Price Small Cap Growth Portfolio	BHFTII-259

VanEck Global Natural Resources Portfolio	BHFTII-266

Western Asset Management Strategic Bond Opportunities Portfolio	BHFTII-270

Western Asset Management U.S. Government Portfolio	BHFTII-297

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

MSCI sponsors the MSCI EAFE® Index, Bloomberg sponsors the Bloomberg U.S. Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and FTSE Russell sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Brighthouse Funds Trust II (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Brighthouse Funds Trust II Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with the Fund.

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—98.4% of Net Assets

Security Description	Shares	Value

Argentina—4.0%
MercadoLibre, Inc. (a)	55,635	$66,176,720

Australia—1.0%
Cochlear, Ltd.	105,108	17,510,875

Belgium—0.8%
Umicore S.A.	308,141	13,310,809

Canada—3.2%
Constellation Software, Inc.	11,879	20,305,902
Ritchie Bros. Auctioneers, Inc.	250,649	14,795,810
Topicus.com, Inc. (a)	241,047	17,979,949

		53,081,661

China—8.4%
Alibaba Group Holding, Ltd. (a)	1,518,072	20,778,280
Futu Holdings, Ltd. (ADR) (a) (b)	93,000	3,028,080
Hangzhou Tigermed Consulting Co., Ltd. - Class H	556,300	6,702,953
JD.com, Inc. - Class A (a)	34,242	1,002,874
Meituan - Class B (a)	824,800	16,253,194
Ping An Healthcare and Technology Co., Ltd. (a) (b)	1,991,400	5,193,655
Ping An Insurance Group Co. of China, Ltd. - Class H	3,083,500	21,755,876
Prosus NV (a)	169,475	8,971,557
Tencent Holdings, Ltd.	719,100	33,923,821
Tencent Music Entertainment Group (ADR) (a)	1,867,617	9,095,295
Wuxi Biologics Cayman, Inc. (a)	686,500	5,569,039
Zai Lab, Ltd. (ADR) (a) (b)	1,672,750	7,595,436

		139,870,060

Denmark—4.4%
Ambu A/S - Class B	449,794	6,605,626
Chr Hansen Holding A/S	196,416	14,433,982
DSV A/S	142,354	27,220,461
Novozymes A/S - B Shares	362,242	24,792,419

		73,052,488

Finland—1.2%
Kone Oyj - Class B	395,927	20,736,857

France—4.2%
Danone S.A.	413,904	22,801,092
Dassault Systemes SE	493,008	24,292,954
Edenred	471,369	23,302,399

		70,396,445

Germany—7.8%
BioNTech SE (ADR) (a)	53,855	9,185,509
Deutsche Boerse AG	222,586	39,985,066
Rational AG	27,669	19,198,834
SAP SE	306,517	34,202,181
Scout24 SE	490,149	28,117,007

		130,688,597

Hong Kong—4.2%
AIA Group, Ltd.	4,776,600	$50,008,295
Hong Kong Exchanges & Clearing, Ltd.	447,900	21,108,171

		71,116,466

India—3.0%
Housing Development Finance Corp., Ltd.	1,155,231	36,091,492
ICICI Lombard General Insurance Co., Ltd.	856,061	14,916,176

		51,007,668

Ireland—5.6%
CRH plc	718,859	28,839,697
Kingspan Group plc	334,788	32,538,648
Ryanair Holdings plc (ADR) (a)	363,605	31,677,268

		93,055,613

Italy—1.1%
FinecoBank Banca Fineco S.p.A.	1,170,661	17,779,740

Japan—14.1%
Denso Corp. (b)	408,700	26,079,718
FANUC Corp.	136,800	24,057,432
Japan Exchange Group, Inc.	1,026,200	19,120,899
MonotaRO Co., Ltd.	1,158,900	24,834,743
Nidec Corp.	305,100	24,171,780
Nintendo Co., Ltd.	34,800	17,558,786
Shimano, Inc.	100,400	22,965,015
Shiseido Co., Ltd.	340,900	17,277,150
SMC Corp.	47,200	26,361,826
Sony Group Corp.	321,300	33,161,688

		235,589,037

Netherlands—6.0%
Adyen NV (a)	8,592	16,974,101
ASML Holding NV	49,574	33,065,827
Heineken Holding NV	144,728	11,327,390
IMCD NV	211,556	35,970,369
Just Eat Takeaway (a)	114,249	3,858,574

		101,196,261

Norway—1.1%
Aker Carbon Capture ASA (a)	7,094,507	18,233,547

Panama—0.9%
Copa Holdings S.A. - Class A (a)	171,410	14,336,732

Russia—0.0%
Magnit PJSC (GDR) (c) (d)	624,163	0
MMC Norilsk Nickel PJSC (ADR) (c) (d)	392,107	0

		0

South Africa—1.8%
Discovery, Ltd. (a)	2,423,322	30,094,060

BHFTII-1

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

South Korea—3.2%
Coupang, Inc. (a)	778,174	$13,758,116
Samsung Electronics Co., Ltd.	697,369	39,839,048

		53,597,164

Spain—1.5%
Amadeus IT Group S.A. (a)	396,025	25,795,486

Sweden—3.5%
Atlas Copco AB - B Shares	701,579	31,816,749
Epiroc AB - B Shares	1,460,262	26,285,385

		58,102,134

Switzerland—7.3%
Cie Financiere Richemont S.A. - Class A	227,269	28,828,732
Kuehne & Nagel International AG	82,269	23,310,586
Nestle S.A.	347,651	45,132,335
Temenos AG	177,379	16,995,854
Wizz Air Holdings plc (a)	202,269	7,603,234

		121,870,741

Taiwan—4.3%
Sea, Ltd. (ADR) (a)	109,595	13,128,385
Taiwan Semiconductor Manufacturing Co., Ltd.	2,870,000	59,335,626

		72,464,011

United Kingdom—5.0%
Experian plc	635,784	24,519,006
Oxford Nanopore Technologies plc (a)	1,494,316	7,740,775
Prudential plc	1,067,177	15,764,095
Rio Tinto plc	444,077	35,226,820

		83,250,696

United States—0.8%
Spotify Technology S.A. (a)	92,119	13,911,811

Total Common Stocks (Cost $1,359,815,718)		1,646,225,679

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $17,467,976; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $17,817,380.	17,467,976	17,467,976

Total Short-Term Investments (Cost $17,467,976)		17,467,976

Securities Lending Reinvestments (e)—1.4%
Security Description	Principal Amount*	Value

Repurchase Agreements—0.8%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $4,000,032; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $4,080,000.	4,000,000	$4,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $400,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $408,000.	400,000	400,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $3,928,660; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $4,007,230.	3,928,632	3,928,632
National Bank Financial Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $20,000; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $20,411.	20,000	20,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $50,003; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $51,028.	50,000	50,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $2,300,028; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $2,553,866.	2,300,000	2,300,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $1,800,018; collateralized by various Common Stock with an aggregate market value of $2,000,165.	1,800,000	1,800,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $800,009; collateralized by various Common Stock with an aggregate market value of $889,032.	800,000	800,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $400,033; collateralized by various Common Stock with an aggregate market value of $444,516.	400,000	400,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $20,000; collateralized by various Common Stock with an aggregate market value of $23,164.	20,000	20,000

		13,718,632

BHFTII-2

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—0.1%
DZ Bank AG (NY) 0.300%, 04/01/22	1,000,000	$1,000,000
Svenska (NY) 0.260%, 04/01/22	1,000,000	1,000,000

		2,000,000

Mutual Funds—0.5%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (f)	3,000,000	3,000,000
Fidelity Government Portfolio, Class I 0.120% (f)	2,000,000	2,000,000
Fidelity Government Portfolio, Institutional Class 0.160% (f)	50,000	50,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (f)	3,000,000	3,000,000

		8,050,000

Total Securities Lending Reinvestments (Cost $23,768,632)		23,768,632

Total Investments—100.9% (Cost $1,401,052,326)		1,687,462,287
Other assets and liabilities (net)—(0.9)%		(14,573,331)

Net Assets—100.0%		$1,672,888,956

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $23,015,452 and the collateral received consisted of cash in the amount of $23,768,632 and non-cash collateral with a value of $2,102,715. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Machinery	8.9
Insurance	7.9
Internet & Direct Marketing Retail	7.8
Software	6.8
Semiconductors & Semiconductor Equipment	5.5
Capital Markets	5.0
Food Products	4.1
IT Services	4.0
Interactive Media & Services	3.7
Trading Companies & Distributors	3.6

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-3

Brighthouse Funds Trust II

Baillie Gifford International Stock Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$66,176,720	$—	$—	$66,176,720
Australia	—	17,510,875	—	17,510,875
Belgium	—	13,310,809	—	13,310,809
Canada	53,081,661	—	—	53,081,661
China	12,123,375	127,746,685	—	139,870,060
Denmark	—	73,052,488	—	73,052,488
Finland	—	20,736,857	—	20,736,857
France	—	70,396,445	—	70,396,445
Germany	9,185,509	121,503,088	—	130,688,597
Hong Kong	—	71,116,466	—	71,116,466
India	—	51,007,668	—	51,007,668
Ireland	31,677,268	61,378,345	—	93,055,613
Italy	—	17,779,740	—	17,779,740
Japan	—	235,589,037	—	235,589,037
Netherlands	—	101,196,261	—	101,196,261
Norway	—	18,233,547	—	18,233,547
Panama	14,336,732	—	—	14,336,732
Russia	—	—	0	0
South Africa	—	30,094,060	—	30,094,060
South Korea	—	39,839,047	—	39,839,047
Spain	—	25,795,486	—	25,795,486
Sweden	—	58,102,134	—	58,102,134
Switzerland	—	121,870,741	—	121,870,741
Taiwan	13,128,385	59,335,626	—	72,464,011
United Kingdom	—	83,250,696	—	83,250,696
United States	27,669,928	—	—	27,669,928
Total Common Stocks	227,379,578	1,418,846,101	0	1,646,225,679
Total Short-Term Investment*	—	17,467,976	—	17,467,976
Securities Lending Reinvestments
Repurchase Agreements	—	13,718,632	—	13,718,632
Time Deposits	—	2,000,000	—	2,000,000
Mutual Funds	8,050,000	—	—	8,050,000
Total Securities Lending Reinvestments	8,050,000	15,718,632	—	23,768,632
Total Investments	$235,429,578	$1,452,032,709	$0	$1,687,462,287
Collateral for Securities Loaned (Liability)	$—	$(23,768,632)	$—	$(23,768,632)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

During the period ended March 31, 2022, transfers into Level 3 in the amount of $21,833,902 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

BHFTII-4

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—49.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—32.8%
Connecticut Avenue Securities Trust (CMO)
3.199%, SOFR30A + 3.100%, 10/25/41 (144A) (a)	2,090,448	$1,923,369
5.599%, SOFR30A + 5.500%, 12/25/41 (144a) (a)	267,000	237,003
Fannie Mae 15 Yr. Pool
2.000%, 10/01/31	107,673	104,987
2.000%, 11/01/31	1,362,399	1,328,542
2.000%, 12/01/31	148,796	145,080
2.000%, 03/01/32	966,342	942,465
2.500%, 09/01/27	104,787	103,823
2.500%, 02/01/28	13,135	13,014
2.500%, 04/01/28	37,015	36,681
2.500%, 08/01/28	103,971	103,032
2.500%, 01/01/30	562,529	557,135
2.500%, 02/01/30	60,646	60,097
2.500%, 03/01/30	103,867	102,910
2.500%, 07/01/30	386,291	382,539
2.500%, 08/01/30	1,243,054	1,231,404
2.500%, 09/01/30	691,958	685,527
2.500%, 11/01/30	1,338,613	1,326,000
2.500%, 03/01/31	66,383	65,789
2.500%, 06/01/31	399,910	396,312
2.500%, 07/01/31	230,311	228,239
2.500%, 08/01/31	32,065	31,777
2.500%, 10/01/31	1,938,295	1,920,690
2.500%, 11/01/31	1,231,477	1,220,481
2.500%, 02/01/32	56,999	56,467
2.500%, 03/01/32	214,316	212,463
2.500%, 08/01/32	1,323,863	1,311,533
2.500%, 02/01/33	2,380,982	2,356,725
3.000%, 04/01/28	78,200	79,012
3.000%, 05/01/28	85,584	86,472
3.000%, 10/01/28	181,811	183,700
3.000%, 11/01/28	1,292,322	1,304,702
3.000%, 12/01/28	332,183	334,863
3.000%, 01/01/29	133,425	134,497
3.000%, 04/01/29	590,022	595,550
3.000%, 05/01/29	878,444	886,282
3.000%, 08/01/29	834,402	842,902
3.000%, 10/01/29	237,675	240,149
3.000%, 03/01/30	489,285	494,378
3.000%, 04/01/30	398,083	402,229
3.000%, 05/01/30	649,644	656,407
3.000%, 07/01/30	477,820	482,658
3.000%, 08/01/30	2,116,095	2,138,126
3.000%, 09/01/30	570,418	576,186
3.000%, 08/01/31	1,989,955	2,005,947
3.000%, 09/01/31	241,595	244,115
3.000%, 03/01/32	422,799	427,222
3.500%, 08/01/28	155,157	158,402
3.500%, 10/01/28	1,436,571	1,479,753
3.500%, 11/01/28	1,415,474	1,455,138
3.500%, 02/01/29	1,616,589	1,658,409
3.500%, 04/01/29	411,435	421,327
3.500%, 05/01/29	1,251,693	1,281,285
3.500%, 07/01/29	421,002	430,967
3.500%, 09/01/29	85,121	87,400
3.500%, 08/01/30	335,821	347,754

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.500%, 11/01/32	127,458	132,138
3.500%, 01/01/33	80,839	83,806
4.000%, 10/01/33	3,142,649	3,290,880
4.500%, 02/01/25	67,711	69,555
4.500%, 04/01/25	16,933	17,514
4.500%, 07/01/25	47,658	48,982
4.500%, 06/01/26	393,677	404,384
Fannie Mae 20 Yr. Pool
1.500%, 11/01/41	21,240,205	19,254,933
1.500%, 12/01/41	10,845,340	9,829,879
2.000%, 02/01/42	788,014	736,363
2.000%, 03/01/42	7,553,076	7,057,988
2.000%, 04/01/42	1,160,506	1,089,110
3.000%, 10/01/36	54,023	53,979
3.000%, 11/01/36	621,693	622,104
3.000%, 12/01/36	979,714	981,560
Fannie Mae 30 Yr. Pool
2.000%, 09/01/50	528,667	492,571
2.000%, 11/01/50	420,876	391,934
2.000%, 12/01/50	2,414,002	2,248,262
2.000%, 03/01/51	1,855,180	1,727,310
2.000%, 04/01/51	2,333,863	2,172,842
2.000%, 11/01/51	3,121,781	2,901,242
2.000%, 12/01/51	7,106,461	6,613,262
2.000%, 01/01/52	7,743,982	7,215,484
2.000%, 02/01/52	9,330,431	8,690,741
2.500%, 11/01/51	1,249,267	1,200,264
2.500%, 01/01/52	25,478,596	24,462,343
2.500%, 02/01/52	6,852,923	6,583,026
3.000%, 03/01/43	5,010,522	4,998,883
3.000%, 04/01/43	2,915,719	2,907,259
3.000%, 05/01/43	1,544,088	1,539,797
3.000%, 06/01/43	55,015	54,924
3.000%, 06/01/46	29,384	29,212
3.000%, 08/01/46	42,359	42,111
3.000%, 11/01/46	1,674,909	1,664,086
3.000%, 02/01/47	415,266	411,840
3.000%, 03/01/47	1,736,301	1,723,138
3.000%, 03/01/50	620,828	611,879
3.000%, 08/01/50	2,393,128	2,350,148
3.500%, 01/01/42	255,021	260,139
3.500%, 04/01/42	170,311	173,492
3.500%, 05/01/42	25,447	25,911
3.500%, 06/01/42	48,788	49,762
3.500%, 07/01/42	59,579	60,766
3.500%, 02/01/45	1,771,994	1,807,204
3.500%, 05/01/47	883,857	898,262
3.500%, 11/01/47	568,382	574,689
3.500%, 12/01/47	567,682	572,598
3.500%, 01/01/48	1,720,742	1,746,049
3.500%, 02/01/48	262,342	265,174
3.500%, 03/01/48	1,455,452	1,470,719
3.500%, 04/01/48	999,597	1,018,827
3.500%, 06/01/49	9,644,378	9,761,930
3.500%, 01/01/51	24,138,903	24,203,015

BHFTII-5

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 08/01/33	420,575	$439,725
4.000%, 01/01/41	112,953	117,899
4.000%, 01/01/42	518,479	542,416
4.000%, 02/01/42	863,278	899,857
4.000%, 05/01/42	195,879	203,458
4.000%, 11/01/46	180,061	185,526
4.000%, 06/01/47	587,403	604,937
4.000%, 08/01/47	383,547	396,462
4.000%, 09/01/47	34,461	35,504
4.000%, 10/01/47	272,472	280,507
4.000%, 01/01/48	270,166	278,850
4.000%, 04/01/48	61,058	62,427
4.000%, 05/01/48	72,352	74,459
4.000%, 06/01/48	50,519	51,789
4.000%, 07/01/48	51,158	52,322
4.000%, 08/01/48	716,688	743,377
4.000%, 09/01/48	337,741	345,687
4.000%, 10/01/48	152,360	155,828
4.000%, 09/01/49	1,401,433	1,432,003
4.000%, 03/01/50	667,795	681,976
4.000%, 04/01/50	356,288	364,569
4.000%, 05/01/50	564,907	576,851
4.000%, 06/01/50	800,000	818,466
4.000%, 11/01/50	59,506	60,802
4.000%, 01/01/51	4,201,608	4,319,884
4.000%, 03/01/51	5,889,364	6,011,863
4.000%, 10/01/51	7,911,439	8,087,818
4.500%, 08/01/39	482,888	513,628
4.500%, 11/01/39	334,586	355,885
4.500%, 01/01/40	17,753	18,890
4.500%, 04/01/40	33,057	35,076
4.500%, 05/01/40	81,263	86,458
4.500%, 06/01/40	72,848	77,509
4.500%, 07/01/40	156,947	166,958
4.500%, 11/01/40	308,369	328,048
4.500%, 07/01/41	77,245	82,177
4.500%, 09/01/41	296,143	315,103
4.500%, 10/01/41	88,724	94,430
4.500%, 01/01/42	69,083	73,448
4.500%, 08/01/42	381,160	405,633
4.500%, 09/01/43	386,440	407,661
4.500%, 10/01/43	649,936	690,375
4.500%, 11/01/43	1,711,894	1,809,960
4.500%, 12/01/43	724,182	771,768
4.500%, 01/01/44	576,566	614,254
4.500%, 06/01/44	2,378,677	2,533,122
4.500%, 07/01/45	665,925	702,913
4.500%, 09/01/45	340,548	362,400
4.500%, 11/01/45	1,148,995	1,220,738
4.500%, 12/01/45	490,947	522,860
4.500%, 07/01/46	2,226,406	2,371,376
4.500%, 09/01/46	368,687	390,517
4.500%, 09/01/47	43,738	45,952
4.500%, 10/01/47	285,683	299,903
4.500%, 11/01/47	1,448,019	1,518,212

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 12/01/47	49,721	52,084
4.500%, 01/01/48	1,452,025	1,522,785
4.500%, 02/01/48	78,215	82,043
4.500%, 03/01/48	120,432	126,171
4.500%, 04/01/48	753,077	799,417
4.500%, 05/01/48	6,532,624	6,886,828
4.500%, 07/01/48	116,043	121,831
4.500%, 08/01/48	1,350,022	1,424,391
4.500%, 11/01/48	859,641	901,022
4.500%, 02/01/49	7,176,583	7,617,645
4.500%, 05/01/49	6,584,961	6,989,680
5.000%, 11/01/32	2,201	2,335
5.000%, 09/01/35	97,817	105,248
5.000%, 06/01/39	4,133,798	4,451,056
5.000%, 04/01/41	5,535	5,826
5.000%, 07/01/41	130,874	141,125
5.000%, 08/01/41	130,627	141,335
5.000%, 01/01/42	46,720	49,177
5.500%, 11/01/32	472,120	516,147
5.500%, 12/01/32	79,184	86,702
5.500%, 01/01/33	266,379	291,388
5.500%, 12/01/33	104,371	114,146
5.500%, 05/01/34	883,843	958,108
5.500%, 08/01/37	912,147	998,705
5.500%, 02/01/38	148,454	163,017
5.500%, 03/01/38	90,165	99,377
5.500%, 06/01/38	94,367	100,356
5.500%, 12/01/38	81,536	86,719
5.500%, 01/01/39	149,847	165,116
5.500%, 08/01/39	111,901	121,531
5.500%, 12/01/39	200,107	219,477
5.500%, 04/01/40	20,262	21,975
5.500%, 04/01/41	111,467	119,397
6.000%, 02/01/34	106,614	115,260
6.000%, 08/01/34	76,895	84,492
6.000%, 04/01/35	1,235,483	1,365,532
6.000%, 06/01/36	159,988	178,529
6.000%, 02/01/38	228,391	254,795
6.000%, 03/01/38	89,179	99,617
6.000%, 05/01/38	254,182	283,934
6.000%, 10/01/38	283,318	312,980
6.000%, 12/01/38	104,485	116,716
6.000%, 04/01/40	952,977	1,063,721
6.000%, 09/01/40	103,291	115,214
6.000%, 06/01/41	218,868	244,298
6.500%, 05/01/40	1,382,733	1,525,439
Fannie Mae REMICS (CMO)
5.000%, 04/25/35	7,872	8,030
Freddie Mac 15 Yr. Gold Pool
2.500%, 04/01/27	33,106	32,804
2.500%, 10/01/28	163,020	161,629
2.500%, 08/01/29	414,093	410,272
2.500%, 12/01/29	146,850	145,453
2.500%, 05/01/30	478,433	474,181
2.500%, 07/01/30	294,275	291,710

BHFTII-6

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Gold Pool
2.500%, 08/01/30	1,142,467	$1,132,664
2.500%, 09/01/30	1,212,722	1,202,016
2.500%, 04/01/31	917,123	908,992
3.000%, 01/01/30	328,947	332,612
3.000%, 04/01/30	1,944,323	1,965,972
3.000%, 05/01/30	330,034	333,705
3.000%, 06/01/30	12,030	12,164
3.000%, 07/01/30	701,949	708,662
3.000%, 08/01/30	219,960	222,413
Freddie Mac 20 Yr. Pool
2.000%, 02/01/42	479,396	448,930
2.000%, 03/01/42	941,804	883,862
2.000%, 04/01/42	494,699	464,264
3.000%, 09/01/37	68,340	68,588
3.000%, 06/01/38	1,402,808	1,398,581
3.500%, 01/01/34	631,492	649,572
3.500%, 05/01/35	2,409,039	2,439,356
Freddie Mac 30 Yr. Gold Pool
3.000%, 01/01/43	900,659	900,340
3.000%, 03/01/43	1,547,639	1,544,186
3.000%, 12/01/46	942,213	936,480
3.500%, 04/01/42	1,068,872	1,091,104
3.500%, 05/01/42	33,557	34,255
3.500%, 08/01/42	912,174	931,106
3.500%, 10/01/42	43,071	43,664
3.500%, 06/01/43	169,926	173,006
3.500%, 01/01/44	287,442	292,771
3.500%, 05/01/44	67,534	68,934
3.500%, 06/01/44	140,357	143,279
3.500%, 07/01/44	55,802	56,925
3.500%, 09/01/44	107,631	109,650
3.500%, 09/01/45	101,918	103,855
3.500%, 03/01/47	906,500	914,940
3.500%, 10/01/47	750,916	767,709
3.500%, 12/01/47	938,976	959,975
3.500%, 01/01/48	320,135	326,019
4.000%, 08/01/40	102,670	107,472
4.000%, 09/01/40	138,613	145,110
4.000%, 10/01/40	83,146	87,049
4.000%, 11/01/40	256,118	268,133
4.000%, 04/01/41	6,440	6,741
4.000%, 10/01/41	223,372	233,855
4.000%, 09/01/43	224,174	233,894
4.000%, 04/01/44	519,128	542,174
4.000%, 07/01/44	102,722	107,297
4.000%, 02/01/45	137,230	142,248
4.000%, 09/01/45	630,363	656,360
4.000%, 12/01/45	4,256,360	4,428,983
4.500%, 02/01/39	490,749	522,151
4.500%, 08/01/39	368,378	392,363
4.500%, 12/01/39	99,548	106,004
4.500%, 07/01/40	34,004	36,210
4.500%, 05/01/41	520,861	553,962
4.500%, 05/01/42	566,916	603,485
4.500%, 10/01/43	156,085	162,344

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 12/01/43	681,074	726,075
4.500%, 04/01/47	1,208,456	1,276,911
4.500%, 05/01/47	433,703	457,716
4.500%, 07/01/47	997,227	1,050,522
4.500%, 02/01/49	1,299,135	1,370,964
4.500%, 04/01/49	698,759	734,576
5.000%, 10/01/41	269,650	291,719
5.000%, 11/01/41	2,009,124	2,173,844
5.500%, 02/01/35	73,672	80,726
5.500%, 09/01/39	69,305	75,332
5.500%, 01/01/40	81,809	87,118
5.500%, 06/01/41	1,037,361	1,144,037
Freddie Mac 30 Yr. Pool
2.000%, 08/01/50	378,040	352,054
2.000%, 11/01/50	707,929	659,267
2.000%, 05/01/51	1,246,374	1,160,633
2.000%, 07/01/51	4,856,426	4,526,849
2.000%, 09/01/51	1,647,372	1,531,861
2.000%, 10/01/51	4,590,794	4,264,851
2.000%, 12/01/51	3,444,172	3,207,880
2.000%, 01/01/52	16,932,671	15,772,392
2.000%, 02/01/52	1,919,238	1,786,715
2.500%, 02/01/51	1,409,337	1,354,203
2.500%, 05/01/51	11,804,886	11,330,866
2.500%, 11/01/51	10,243,888	9,832,698
2.500%, 12/01/51	6,299,865	6,046,875
2.500%, 01/01/52	15,582,088	14,937,291
3.000%, 06/01/44	8,044,831	8,034,794
3.000%, 02/01/47	669,214	665,298
3.000%, 08/01/50	5,603,408	5,520,308
3.500%, 09/01/44	19,197	19,581
3.500%, 03/01/46	3,019,307	3,079,253
3.500%, 09/01/46	725,066	732,179
3.500%, 01/01/48	4,271,588	4,338,404
3.500%, 06/01/48	1,217,335	1,238,429
3.500%, 08/01/50	386,116	389,840
4.000%, 01/01/45	6,308,291	6,594,848
4.000%, 07/01/47	1,479,645	1,540,846
4.000%, 04/01/48	3,197,716	3,342,788
4.000%, 06/01/48	1,434,041	1,493,856
4.000%, 05/01/49	144,383	148,767
4.000%, 06/01/50	1,605,977	1,657,626
Freddie Mac Gold Pool
3.000%, 09/01/27	194,913	197,057
3.000%, 07/01/28	113,524	114,771
Freddie Mac Multifamily Structured Pass-Through Certificates
0.802%, 05/25/29 (a) (b)	6,286,790	286,899
0.882%, 11/25/30 (a) (b)	1,299,579	79,815
Freddie Mac STACR REMIC Trust
2.749%, SOFR30A + 2.650%, 01/25/51 (144A) (a)	1,400,000	1,239,718
3.099%, SOFR30A + 3.000%, 08/25/33 (144A) (a)	1,444,344	1,257,652
3.099%, SOFR30A + 3.000%, 12/25/50 (144A) (a)	610,000	570,321
3.499%, SOFR30A + 3.400%, 08/25/33 (144A) (a)	1,160,000	1,080,101
3.449%, SOFR30A + 3.350%, 09/25/41 (144A) (a)	809,072	721,932
3.499%, SOFR30A + 3.400%, 10/25/41 (144A) (a)	3,541,000	3,266,798
3.599%, SOFR30A + 3.500%, 10/25/33 (144A) (a)	1,148,271	1,074,354

BHFTII-7

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac STACR REMIC Trust
4.849%, SOFR30A + 4.750%, 01/25/51 (144A) (a)	860,000	$748,056
5.099%, SOFR30A + 5.000%, 08/25/33 (144A) (a)	866,467	769,959
7.099%, SOFR30A + 7.000%, 12/25/41 (144A) (a)	377,000	332,941
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
3.749%, SOFR30A + 3.650%, 11/25/41 (144A) (a)	2,111,699	1,999,195
4.099%, SOFR30A + 4.000%, 11/25/50 (144A) (a)	410,000	399,743
4.907%, 1M LIBOR + 4.450%, 03/25/30 (a)	682,210	711,220
6.099%, SOFR30A + 6.000%, 08/25/33 (144A) (a)	1,050,000	998,162
7.899%, SOFR30A + 7.800%, 11/25/41 (144A) (a)	1,046,708	976,568
FREMF Mortgage Trust
0.100%, 01/25/29 (144A) (b)	25,318,087	130,606
4.229%, 08/25/50 (144A) (a)	440,000	441,576
FRESB Mortgage Trust
3.625%, 06/25/28 (a)	339,620	343,125
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/45	541,651	538,264
3.500%, 01/15/42	143,975	148,277
3.500%, 02/15/42	80,711	81,592
3.500%, 04/15/42	174,072	176,227
3.500%, 05/15/42	212,182	215,718
3.500%, 08/15/42	221,215	223,829
3.500%, 11/15/42	111,519	112,692
3.500%, 12/15/42	597,718	613,931
3.500%, 01/15/43	198,574	201,257
3.500%, 02/15/43	352,565	359,088
3.500%, 03/15/43	260,899	264,809
3.500%, 04/15/43	886,499	907,460
3.500%, 05/15/43	1,321,161	1,353,246
3.500%, 06/15/43	373,202	382,359
3.500%, 07/15/43	1,085,746	1,113,651
4.000%, 03/15/41	294,314	311,550
4.000%, 12/15/41	23,118	23,821
4.500%, 02/15/42	3,780,981	4,074,838
4.500%, 03/15/47	83,033	89,139
4.500%, 04/15/47	197,632	213,482
4.500%, 05/15/47	61,633	67,039
5.000%, 12/15/38	126,199	139,178
5.000%, 07/15/39	204,979	226,076
5.000%, 10/15/39	138,548	152,051
5.000%, 09/15/40	10,374	11,405
5.000%, 12/15/40	399,574	440,699
5.500%, 04/15/33	12,689	14,033
6.500%, 04/15/33	36,196	39,109
Ginnie Mae II 30 Yr. Pool
2.000%, 08/20/50	8,359,287	7,984,275
2.000%, 11/20/50	5,645,618	5,397,332
2.000%, TBA (c)	39,839,200	37,896,622
2.500%, 10/20/51	8,311,253	8,071,944
2.500%, 12/20/51	15,581,731	15,133,080
2.500%, TBA (c)	28,509,000	27,636,994
3.000%, 12/20/44	46,985	46,861
3.000%, 09/20/47	973,776	969,711
3.000%, 03/20/49	26,094	25,971
3.000%, 05/20/50	382,496	379,618
3.000%, 01/20/51	26,920,859	26,718,180
3.000%, TBA (c)	9,491,470	9,367,568
3.500%, 04/20/43	858,316	881,267

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 05/20/43	469,085	481,502
3.500%, 07/20/43	36,397	37,371
3.500%, 02/20/44	932,012	956,880
3.500%, 03/20/45	33,841	34,606
3.500%, 04/20/45	50,573	51,763
3.500%, 05/20/45	207,216	211,889
3.500%, 07/20/45	37,420	38,407
3.500%, 08/20/45	49,766	50,858
3.500%, 10/20/45	94,146	96,176
3.500%, 11/20/45	34,805	35,622
3.500%, 12/20/45	524,613	536,038
3.500%, 01/20/46	105,384	107,655
3.500%, 05/20/46	442,204	450,547
3.500%, 09/20/46	168,355	171,199
3.500%, 10/20/46	955,663	973,822
3.500%, 03/20/48	41,672	42,271
3.500%, 04/20/48	16,908	17,152
3.500%, TBA (c)	18,100,496	18,199,483
4.000%, 04/20/39	18,938	19,897
4.000%, 07/20/39	129,694	136,262
4.000%, 09/20/40	34,178	35,910
4.000%, 10/20/40	396,832	416,937
4.000%, 11/20/40	221,651	232,881
4.000%, 12/20/40	832,796	874,988
4.000%, 01/20/41	750,275	784,617
4.000%, 02/20/41	13,444	14,126
4.000%, 07/20/43	77,671	81,605
4.000%, 08/20/44	299,761	311,014
4.000%, 10/20/46	51,182	52,830
4.000%, 05/20/47	210,358	217,488
4.000%, 06/20/47	537,821	554,111
4.000%, 11/20/47	625,683	647,922
4.000%, 12/20/47	302,717	313,471
4.000%, 05/20/50	619,810	634,110
4.000%, TBA (c)	7,606,500	7,742,377
4.500%, 12/20/39	30,577	32,555
4.500%, 01/20/40	37,146	39,549
4.500%, 02/20/40	30,572	32,549
4.500%, 05/20/40	1,928	2,053
4.500%, 09/20/48	347,509	365,977
4.500%, 03/20/49	1,349,382	1,403,037
4.500%, 04/20/49	290,724	302,331
4.500%, 05/20/49	1,141,485	1,183,224
4.500%, 04/20/50	32,126	33,396
4.500%, TBA (c)	175,000	180,906
5.000%, 10/20/33	385,631	409,316
5.000%, 10/20/39	113,249	124,209
5.000%, 07/20/42	156,276	171,484
5.000%, TBA (c)	2,597,000	2,708,793
Government National Mortgage Association
0.540%, 03/16/55 (a) (b)	1,308,108	28,150
0.670%, 09/16/55 (a) (b)	1,255,623	37,553
0.685%, 02/16/50 (a) (b)	357,541	9,985
0.822%, 12/16/57 (a) (b)	1,759,885	75,711
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (c)	15,081,000	14,298,084

BHFTII-8

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Uniform Mortgage-Backed Securities 15 Yr. Pool
2.000%, TBA (c)	39,280,000	$38,149,166
2.500%, TBA (c)	7,163,800	7,079,569
Uniform Mortgage-Backed Securities 30 Yr. Pool
1.500%, TBA (c)	14,550,400	12,985,444
2.000%, TBA (c)	138,727,635	128,661,723
2.500%, TBA (c)	63,110,335	60,147,059
3.000%, TBA (c)	12,820,174	12,527,827
3.500%, TBA (c)	85,345,006	85,430,992
4.000%, TBA (c)	79,600,906	81,138,572

		1,102,326,459

U.S. Treasury—16.7%
U.S. Treasury Bonds
1.125%, 05/15/40	10,822,000	8,527,398
1.125%, 08/15/40	10,822,000	8,483,856
1.375%, 11/15/40	10,822,000	8,847,408
1.750%, 08/15/41	340,600	295,204
2.250%, 08/15/49	4,760,000	4,526,091
2.500%, 02/15/45 (d)	20,100,000	19,577,086
2.750%, 11/15/47 (d)	20,100,000	20,855,320
2.875%, 05/15/43	3,865,000	4,001,181
2.875%, 11/15/46	3,706,000	3,896,367
3.000%, 02/15/48 (d)	23,806,000	25,936,451
3.125%, 02/15/43	3,865,000	4,159,706
3.625%, 08/15/43	3,865,000	4,484,004
3.750%, 11/15/43	3,865,000	4,571,268
4.250%, 05/15/39	1,010,000	1,264,749
4.375%, 11/15/39	1,010,000	1,283,923
4.500%, 08/15/39	1,010,000	1,303,650
U.S. Treasury Notes
0.125%, 03/31/23	10,482,000	10,318,628
0.125%, 04/30/23	10,482,000	10,296,927
0.125%, 05/31/23	10,482,000	10,267,856
0.250%, 04/15/23	27,956,000	27,526,832
0.375%, 04/30/25	41,246,000	38,621,401
0.375%, 11/30/25	12,344,000	11,412,414
0.375%, 12/31/25	12,344,000	11,398,430
0.500%, 03/15/23	27,956,000	27,650,231
0.500%, 05/31/27	15,364,000	13,904,420
0.750%, 05/31/26	12,344,000	11,480,884
1.125%, 02/15/31	1,989,000	1,795,927
1.250%, 03/31/28	5,324,000	4,965,878
1.250%, 04/30/28	5,324,000	4,959,639
1.250%, 05/31/28	5,324,000	4,956,519
1.500%, 10/31/24	41,246,000	40,240,629
1.500%, 08/15/26	10,766,000	10,317,276
1.500%, 02/15/30 (e)	5,471,000	5,129,063
1.625%, 11/30/26	15,364,000	14,787,850
1.625%, 08/15/29	2,246,000	2,129,927
1.625%, 05/15/31	1,989,000	1,872,612
1.750%, 04/30/22	14,119,000	14,136,056
1.750%, 07/15/22	27,956,000	28,041,179
1.750%, 07/31/24	14,357,000	14,132,672
1.750%, 12/31/24 (e)	41,246,000	40,417,858

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.000%, 02/15/25	9,276,000	9,145,556
2.125%, 12/31/22	7,432,000	7,469,741
2.125%, 07/31/24	7,432,000	7,379,163
2.125%, 05/15/25	8,178,000	8,078,331
2.250%, 08/15/27	22,796,000	22,550,231
2.375%, 05/15/29	5,471,000	5,455,185
2.625%, 02/15/29	5,471,000	5,536,823
2.750%, 05/31/23	7,432,000	7,503,998
2.875%, 08/15/28	2,236,000	2,291,114
3.125%, 11/15/28	4,225,000	4,399,116

		562,584,028

Total U.S. Treasury & Government Agencies (Cost $1,721,686,427)		1,664,910,487

Corporate Bonds & Notes—33.4%

Advertising—0.1%
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A)	640,000	633,082
Interpublic Group of Cos., Inc. (The)
4.750%, 03/30/30	738,000	792,363
Lamar Media Corp.
3.750%, 02/15/28	54,000	51,275
Omnicom Group, Inc.
4.200%, 06/01/30	738,000	770,457
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.625%, 03/15/30 (144A)	42,000	39,533
5.000%, 08/15/27 (144A)	583,000	569,929

		2,856,639

Aerospace/Defense—1.0%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A)	1,474,000	1,478,999
BAE Systems plc
3.400%, 04/15/30 (144A)	3,360,000	3,310,833
Embraer Netherlands Finance B.V.
5.050%, 06/15/25	303,000	306,033
5.400%, 02/01/27	174,000	176,829
6.950%, 01/17/28 (144A)	205,000	216,788
General Dynamics Corp.
3.625%, 04/01/30	834,000	858,935
L3Harris Technologies, Inc.
1.800%, 01/15/31	2,595,000	2,254,730
4.400%, 06/15/28	3,389,000	3,524,365
Lockheed Martin Corp.
2.800%, 06/15/50	633,000	554,076
3.600%, 03/01/35	1,732,000	1,750,003
3.800%, 03/01/45	280,000	285,909
4.070%, 12/15/42	514,000	548,696
4.090%, 09/15/52	287,000	315,290
Northrop Grumman Corp.
3.250%, 01/15/28	3,173,000	3,173,144
4.030%, 10/15/47	700,000	736,524

BHFTII-9

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Aerospace/Defense—(Continued)
Northrop Grumman Corp.
5.250%, 05/01/50	1,371,000	$1,708,463
Raytheon Technologies Corp.
2.150%, 05/18/30 (EUR)	906,000	1,002,353
2.375%, 03/15/32	1,119,000	1,027,274
2.820%, 09/01/51	1,750,000	1,471,734
3.030%, 03/15/52	1,766,000	1,547,242
3.150%, 12/15/24	775,000	778,391
4.125%, 11/16/28	3,031,000	3,168,312
4.200%, 12/15/44	425,000	425,462
4.500%, 06/01/42	108,000	119,091
7.000%, 11/01/28	1,810,000	2,169,907
7.200%, 08/15/27	525,000	624,877

		33,534,260

Agriculture—0.3%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	2,110,000	2,334,761
3.400%, 02/04/41	829,000	680,315
5.800%, 02/14/39	1,943,000	2,094,169
BAT Capital Corp.
4.906%, 04/02/30	426,000	438,801
Darling Ingredients, Inc.
5.250%, 04/15/27 (144A)	216,000	220,320
Philip Morris International, Inc.
1.450%, 08/01/39 (EUR)	2,000,000	1,680,438
Reynolds American, Inc.
5.850%, 08/15/45	1,045,000	1,075,228

		8,524,032

Airlines—0.6%
Air Canada Pass-Through Trust
3.300%, 01/15/30 (144A)	495,763	472,912
3.700%, 01/15/26 (144A)	6,574	6,276
Allegiant Travel Co.
8.500%, 02/05/24 (144A)	892,000	932,140
American Airlines Pass-Through Trust
3.000%, 10/15/28	1,650,174	1,533,329
3.150%, 02/15/32	1,074,345	1,009,180
3.200%, 06/15/28	420,475	399,024
3.575%, 01/15/28	132,863	126,235
3.600%, 09/22/27	231,915	225,379
3.650%, 02/15/29	305,273	295,672
3.850%, 02/15/28	668,647	593,662
4.400%, 09/22/23	1,376,658	1,340,262
4.950%, 02/15/25	263,553	252,644
5.250%, 01/15/24	765,060	746,354
Avianca Midco 2 Ltd
9.000%, 12/01/28 (144A)	526,316	505,263
Azul Investments LLP
5.875%, 10/26/24 (144A)	455,000	400,405
7.250%, 06/15/26 (144A) (e)	315,000	265,388
Delta Air Lines Pass-Through Trust 3.204%, 10/25/25	2,258,000	2,259,923

Airlines—(Continued)
Gol Finance S.A. 7.000%, 01/31/25 (144A)	800,000	664,000
Latam Finance, Ltd. 6.875%, 04/11/24 (f)	200,000	179,000
Turkish Airlines Pass-Through Trust 4.200%, 03/15/27 (144A)	796,076	653,189
United Airlines Pass-Through Trust
2.700%, 05/01/32	542,635	496,743
2.875%, 10/07/28	420,298	398,310
3.100%, 07/07/28	127,346	123,337
3.450%, 12/01/27	168,834	166,726
3.500%, 05/01/28	652,593	589,578
3.500%, 03/01/30	225,152	217,587
3.650%, 10/07/25	55,880	52,378
4.000%, 04/11/26	192,753	193,453
4.150%, 08/25/31	208,639	210,568
4.625%, 09/03/22	80,332	80,774
4.750%, 04/11/22	191,032	191,169
4.875%, 01/15/26	548,640	541,478
5.875%, 10/15/27	3,075,874	3,183,795

		19,306,133

Apparel—0.0%
William Carter Co. (The) 5.625%, 03/15/27 (144A)	42,000	42,620

Auto Manufacturers—0.5%
Ford Motor Co. 3.250%, 02/12/32 (e)	397,000	354,573
General Motors Co.
4.000%, 04/01/25	514,000	518,761
5.400%, 10/02/23	338,000	349,721
General Motors Financial Co., Inc.
2.400%, 10/15/28	1,163,000	1,040,772
2.700%, 06/10/31	75,000	66,039
2.750%, 06/20/25	1,117,000	1,084,896
3.700%, 05/09/23	3,188,000	3,219,833
4.000%, 01/15/25	2,190,000	2,216,911
4.350%, 04/09/25 (e)	1,754,000	1,783,893
5.100%, 01/17/24	1,344,000	1,389,509
Hyundai Capital Services, Inc. 3.000%, 08/29/22 (144A)	1,220,000	1,223,311
Nissan Motor Co., Ltd. 4.810%, 09/17/30 (144A)	5,041,000	4,997,421

		18,245,640

Auto Parts & Equipment—0.0%
Dana, Inc. 4.250%, 09/01/30 (e)	143,000	130,874
Metalsa S A P I De C.V. 3.750%, 05/04/31	209,000	181,606
Nemak S.A.B. de C.V. 3.625%, 06/28/31	209,000	182,386

		494,866

BHFTII-10

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—8.7%
Banco Davivienda S.A. 6.650%, 10Y H15 + 5.097%, 04/22/31 (144A) (a)	200,000	$184,352
Banco Espirito Santo S.A. 4.000%, 01/21/19 (EUR) (f)	200,000	32,081
Banco GNB Sudameris S.A. 7.500%, 5Y H15 + 6.660%, 04/16/31 (144A) (a)	150,000	139,632
Banco Mercantil del Norte S.A.
5.875%, 5Y H15 + 4.643%, 01/24/27 (144A) (a)	300,000	277,500
6.625%, 10Y H15 + 5.034%, 01/24/32 (144A) (a)	270,000	249,075
Banco Santander S.A.
1.849%, 03/25/26	1,600,000	1,495,458
2.706%, 06/27/24 (e)	2,000,000	1,978,781
3.306%, 06/27/29	1,000,000	968,379
Banco Votorantim S.A. 4.000%, 09/24/22 (144A)	276,000	278,349
Bank of America Corp.
0.976%, SOFR + 0.690%, 04/22/25 (a)	2,731,000	2,617,504
1.197%, SOFR + 1.010%, 10/24/26 (a)	1,121,000	1,036,011
1.319%, SOFR + 1.150%, 06/19/26 (a)	3,517,000	3,296,030
1.658%, SOFR + 0.910%, 03/11/27 (a)	4,792,000	4,466,969
1.734%, SOFR + 0.960%, 07/22/27 (a)	5,800,000	5,386,373
1.922%, SOFR + 1.370%, 10/24/31 (a)	1,613,000	1,401,177
2.299%, SOFR + 1.220%, 07/21/32 (a)	2,800,000	2,492,042
2.456%, 3M LIBOR + 0.870%, 10/22/25 (a)	11,120,000	10,926,518
2.551%, SOFR + 1.050%, 02/04/28 (a)	1,680,000	1,605,211
2.572%, SOFR + 1.210%, 10/20/32 (a) (e)	2,269,000	2,061,757
2.592%, SOFR + 2.150%, 04/29/31 (a)	650,000	599,668
2.676%, SOFR + 1.930%, 06/19/41 (a)	1,008,000	851,113
2.816%, 3M LIBOR + 0.930%, 07/21/23 (a)	515,000	515,421
2.884%, 3M LIBOR + 1.190%, 10/22/30 (a)	579,000	549,055
2.972%, SOFR + 1.330%, 02/04/33 (a)	3,383,000	3,169,847
3.194%, 3M LIBOR + 1.180%, 07/23/30 (a)	2,381,000	2,303,914
3.384%, SOFR + 1.330%, 04/02/26 (a)	4,201,000	4,195,344
3.550%, 3M LIBOR + 0.780%, 03/05/24 (a)	3,369,000	3,388,235
3.559%, 3M LIBOR + 1.060%, 04/23/27 (a)	3,494,000	3,503,949
3.705%, 3M LIBOR + 1.512%, 04/24/28 (a)	4,306,000	4,333,538
3.824%, 3M LIBOR + 1.575%, 01/20/28 (a)	1,466,000	1,482,911
3.974%, 3M LIBOR + 1.210%, 02/07/30 (a)	1,307,000	1,328,095
4.000%, 01/22/25	658,000	670,048
4.271%, 3M LIBOR + 1.310%, 07/23/29 (a)	3,058,000	3,154,948
5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,765,000	1,782,297
Bank of New York Mellon Corp. (The)
3.700%, 5Y H15 + 3.352%, 03/20/26 (a)	255,000	242,250
4.625%, 3M LIBOR + 3.131%, 09/20/26 (a)	1,770,000	1,743,450
Barclays plc 3.811%, 1Y H15 + 1.700%, 03/10/42 (a)	359,000	321,043
BNP Paribas S.A. 2.591%, SOFR + 1.228%, 01/20/28 (144A) (a)	2,335,000	2,197,480
BPCE S.A. 2.700%, 10/01/29 (144A)	1,572,000	1,492,806
Burgan Bank SAK 5.749%, 5Y H15 + 4.007%, 07/09/24 (a)	292,000	283,240
Citigroup, Inc.
2.014%, SOFR + 0.694%, 01/25/26 (a)	3,903,000	3,757,336
2.976%, SOFR + 1.422%, 11/05/30 (a)	6,582,000	6,243,084
3.057%, SOFR + 1.351%, 01/25/33 (a)	366,000	341,966

Banks—(Continued)
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	6,450,000	6,282,034
3.290%, SOFR + 1.528%, 03/17/26 (a)	5,839,000	5,819,298
3.668%, 3M LIBOR + 1.390%, 07/24/28 (a)	3,224,000	3,224,713
3.875%, 5Y H15 + 3.417%, 02/18/26 (a)	2,981,000	2,809,592
4.000%, 5Y H15 + 3.597%, 12/10/25 (a)	657,000	630,720
Citizens Financial Group, Inc. 3.250%, 04/30/30	680,000	664,592
Credit Suisse AG
1.250%, 08/07/26	2,569,000	2,342,660
3.625%, 09/09/24	1,166,000	1,179,375
Credit Suisse Group AG 3.800%, 06/09/23	955,000	963,756
Credit Suisse Group Funding Guernsey, Ltd. 3.800%, 09/15/22	1,397,000	1,411,392
Danske Bank A/S
1.171%, 1Y H15 + 1.030%, 12/08/23 (144A) (a)	610,000	602,130
1.549%, 1Y H15 + 0.730%, 09/10/27 (144A) (a) (e)	419,000	381,535
1.621%, 1Y H15 + 1.350%, 09/11/26 (144A) (a)	544,000	503,030
5.375%, 01/12/24 (144A)	2,078,000	2,142,500
Deutsche Bank AG
1.447%, SOFR + 1.131%, 04/01/25 (a)	1,650,000	1,575,858
1.686%, 03/19/26	4,651,000	4,362,342
2.552%, SOFR + 1.318%, 01/07/28 (a)	1,639,000	1,512,049
Discover Bank 3.450%, 07/27/26	621,000	617,394
Emirates NBD Bank PJSC 6.125%, 6Y USD Swap + 3.656%, 03/20/25 (a)	477,000	478,586
Freedom Mortgage Corp.
8.125%, 11/15/24 (144A)	425,000	423,406
8.250%, 04/15/25 (144A)	333,000	331,994
Goldman Sachs Group, Inc. (The)
0.657%, SOFR + 0.505%, 09/10/24 (a)	4,073,000	3,939,336
0.855%, SOFR + 0.609%, 02/12/26 (a)	1,751,000	1,631,271
1.431%, SOFR + 0.798%, 03/09/27 (a)	3,151,000	2,903,649
1.676%, 3M LIBOR + 1.170%, 05/15/26 (a)	1,602,000	1,610,216
2.615%, SOFR + 1.281%, 04/22/32 (a)	1,323,000	1,202,423
2.640%, SOFR + 1.114%, 02/24/28 (a)	3,293,000	3,148,526
2.650%, SOFR + 1.264%, 10/21/32 (a)	1,490,000	1,347,054
3.000%, 03/15/24	7,038,000	7,029,082
3.102%, SOFR + 1.410%, 02/24/33 (a)	6,979,000	6,578,318
3.272%, 3M LIBOR + 1.201%, 09/29/25 (a)	502,000	502,950
3.500%, 04/01/25	16,903,000	17,029,063
3.500%, 11/16/26 (e)	2,975,000	2,987,371
3.615%, SOFR + 1.846%, 03/15/28 (a) (e)	5,426,000	5,418,403
3.691%, 3M LIBOR + 1.510%, 06/05/28 (a)	685,000	685,786
3.750%, 05/22/25 (e)	1,485,000	1,507,350
3.750%, 02/25/26	1,568,000	1,592,730
3.850%, 01/26/27	583,000	588,234
Grupo Aval, Ltd.
4.375%, 02/04/30 (144A)	1,055,000	913,609
4.750%, 09/26/22	204,000	205,314
HSBC Holdings plc
2.206%, SOFR + 1.285%, 08/17/29 (a)	1,186,000	1,066,766
2.251%, SOFR + 1.100%, 11/22/27 (a)	2,586,000	2,409,471
2.804%, SOFR + 1.187%, 05/24/32 (a)	333,000	302,577

BHFTII-11

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
HSBC Holdings plc
4.583%, 3M LIBOR + 1.535%, 06/19/29 (a)	2,495,000	$2,567,112
ING Groep NV
4.100%, 10/02/23	754,000	766,697
4.625%, 01/06/26 (144A)	915,000	945,676
JPMorgan Chase & Co.
0.653%, 3M TSFR + 0.600%, 09/16/24 (a)	375,000	364,638
1.578%, SOFR + 0.885%, 04/22/27 (a)	1,300,000	1,210,791
2.005%, 3M TSFR + 1.585%, 03/13/26 (a)	3,385,000	3,263,368
2.083%, SOFR + 1.850%, 04/22/26 (a)	2,995,000	2,890,192
2.301%, SOFR + 1.160%, 10/15/25 (a)	4,906,000	4,804,871
2.947%, SOFR + 1.170%, 02/24/28 (a)	2,567,000	2,505,074
2.963%, SOFR + 1.260%, 01/25/33 (a)	2,840,000	2,677,419
3.200%, 06/15/26	60,000	60,323
3.509%, 3M LIBOR + 0.945%, 01/23/29 (a)	564,000	561,395
3.540%, 3M LIBOR + 1.380%, 05/01/28 (a)	6,521,000	6,538,063
3.702%, 3M LIBOR + 1.160%, 05/06/30 (a) (e)	652,000	655,453
3.782%, 3M LIBOR + 1.337%, 02/01/28 (a)	1,672,000	1,693,395
3.960%, 3M LIBOR + 1.245%, 01/29/27 (a)	3,085,000	3,148,901
3.964%, 3M LIBOR + 1.380%, 11/15/48 (a)	405,000	413,700
4.005%, 3M LIBOR + 1.120%, 04/23/29 (a)	2,500,000	2,555,999
4.023%, 3M LIBOR + 1.000%, 12/05/24 (a)	1,580,000	1,605,293
4.032%, 3M LIBOR + 1.460%, 07/24/48 (a)	2,266,000	2,329,083
4.260%, 3M LIBOR + 1.580%, 02/22/48 (a)	330,000	352,665
4.452%, 3M LIBOR + 1.330%, 12/05/29 (a)	389,000	405,479
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (a)	1,496,000	1,371,760
3.574%, 3M LIBOR + 1.205%, 11/07/28 (a)	846,000	826,375
3.750%, 01/11/27	579,000	577,421
Mitsubishi UFJ Financial Group, Inc.
0.848%, 1Y H15 + 0.680%, 09/15/24 (a)	1,419,000	1,375,236
2.193%, 02/25/25	1,767,000	1,708,325
3.455%, 03/02/23	665,000	671,951
Mizuho Financial Group, Inc.
2.201%, SOFR + 1.772%, 07/10/31 (a)	851,000	755,776
Morgan Stanley
1.512%, SOFR + 0.858%, 07/20/27 (a)	1,560,000	1,433,958
1.593%, SOFR + 0.879%, 05/04/27 (a)	3,437,000	3,193,254
1.928%, SOFR + 1.020%, 04/28/32 (a)	342,000	295,604
2.188%, SOFR + 1.990%, 04/28/26 (a)	528,000	510,031
2.239%, SOFR + 1.178%, 07/21/32 (a)	2,455,000	2,175,448
2.511%, SOFR + 1.200%, 10/20/32 (a)	451,000	406,504
2.699%, SOFR + 1.143%, 01/22/31 (a)	6,493,000	6,092,813
2.943%, SOFR + 1.290%, 01/21/33 (a)	1,355,000	1,270,635
3.217%, SOFR + 1.485%, 04/22/42 (a)	938,000	862,879
3.591%, 3M LIBOR + 1.340%, 07/22/28 (a)	3,066,000	3,074,526
3.622%, SOFR + 3.120%, 04/01/31 (a)	410,000	407,867
3.625%, 01/20/27	3,448,000	3,477,640
3.772%, 3M LIBOR + 1.140%, 01/24/29 (a)	1,405,000	1,415,963
3.875%, 01/27/26	388,000	395,381
4.000%, 07/23/25 (e)	259,000	265,096
4.431%, 3M LIBOR + 1.628%, 01/23/30 (a)	9,249,000	9,670,613
NBK Tier 1, Ltd.
3.625%, 6Y USD Swap + 2.875%, 08/24/26 (144A) (a)	637,000	594,194
Standard Chartered plc
2.608%, 1Y H15 + 1.180%, 01/12/28 (144A) (a)	3,753,000	3,508,668

Banks—(Continued)
State Street Corp.
4.423%, 3M LIBOR + 3.597%, 06/15/22 (a)	280,000	279,920
5.625%, 3M LIBOR + 2.539%, 12/15/23 (a) (e)	2,815,000	2,781,220
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	200,000	188,182
2.348%, 01/15/25	2,905,000	2,822,888
2.696%, 07/16/24	1,916,000	1,897,441
Toronto-Dominion Bank (The)
3.200%, 03/10/32	720,000	708,584
UBS Group AG
2.859%, 3M LIBOR + 0.954%, 08/15/23 (144A) (a)	759,000	760,140
Wells Fargo & Co.
2.879%, SOFR + 1.432%, 10/30/30 (a)	221,000	210,047
3.526%, SOFR + 1.510%, 03/24/28 (a)	1,238,000	1,235,514

		291,740,133

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	5,022,000	5,386,173
Anheuser-Busch InBev Finance, Inc.
4.000%, 01/17/43	717,000	705,554
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/28	4,844,000	5,019,164
4.600%, 04/15/48	1,886,000	2,035,510
4.750%, 01/23/29	792,000	858,667

		14,005,068

Biotechnology—0.2%
Amgen, Inc.
2.450%, 02/21/30	452,000	426,159
4.200%, 02/22/52 (e)	372,000	384,720
4.400%, 05/01/45	1,565,000	1,643,374
Biogen, Inc.
2.250%, 05/01/30	1,791,000	1,611,445
3.150%, 05/01/50	821,000	672,311
Gilead Sciences, Inc.
2.800%, 10/01/50	407,000	333,058
4.150%, 03/01/47	790,000	812,310
4.500%, 02/01/45	420,000	447,511
4.800%, 04/01/44	1,258,000	1,382,912

		7,713,800

Building Materials—0.0%
Carrier Global Corp.
2.242%, 02/15/25	132,000	128,504
Cemex S.A.B. de C.V.
5.200%, 09/17/30 (144A)	288,000	286,560
Johnson Controls International plc
5.125%, 09/14/45	11,000	12,542
Masonite International Corp.
5.375%, 02/01/28 (144A)	219,000	220,643
Standard Industries, Inc.
4.750%, 01/15/28 (144A)	90,000	86,063
5.000%, 02/15/27 (144A)	215,000	213,125

		947,437

BHFTII-12

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.4%
Braskem Idesa SAPI
6.990%, 02/20/32 (144A)	385,000	$377,323
Braskem Netherlands Finance B.V.
5.875%, 01/31/50 (144A) (e)	479,000	475,168
8.500%, 5Y H15 + 8.220%, 01/23/81 (144A) (a) (e)	491,000	538,089
Dow Chemical Co. (The)
1.125%, 03/15/32 (EUR)	859,000	855,352
DuPont de Nemours, Inc.
4.493%, 11/15/25	2,562,000	2,664,604
Ecolab, Inc.
2.750%, 08/18/55	1,494,000	1,235,413
Equate Petrochemical B.V.
2.625%, 04/28/28 (144A)	263,000	243,604
LYB International Finance III LLC
4.200%, 05/01/50	813,000	802,961
MEGlobal Canada ULC
5.000%, 05/18/25 (144A)	555,000	572,133
OCP S.A.
3.750%, 06/23/31	308,000	278,740
SASOL Financing USA LLC
4.375%, 09/18/26 (e)	800,000	764,000
5.500%, 03/18/31	465,000	434,124
5.875%, 03/27/24	289,000	292,844
6.500%, 09/27/28	207,000	210,146
Sherwin-Williams Co. (The)
2.300%, 05/15/30	1,400,000	1,280,123
Westlake Corp. 3.375%, 08/15/61	916,000	745,074

		11,769,698

Commercial Services—0.6%
AMN Healthcare, Inc. 4.625%, 10/01/27 (144A)	350,000	340,308
Atento Luxco 1 S.A. 8.000%, 02/10/26 (144A) (e)	200,000	202,049
Global Payments, Inc.
1.200%, 03/01/26	3,897,000	3,590,193
2.150%, 01/15/27	327,000	306,914
2.900%, 05/15/30	831,000	766,965
3.200%, 08/15/29	3,085,000	2,930,790
4.800%, 04/01/26	2,735,000	2,871,128
GXO Logistics, Inc.
1.650%, 07/15/26 (144A)	160,000	144,448
2.650%, 07/15/31 (144A)	819,000	710,155
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	553,000	560,742
Moody’s Corp.
3.100%, 11/29/61	831,000	694,930
3.250%, 01/15/28	399,000	398,362
3.750%, 02/25/52	126,000	124,182
Movida Europe S.A. 5.250%, 02/08/31	200,000	179,258
RELX Capital, Inc.
3.000%, 05/22/30	2,389,000	2,282,532
3.500%, 03/16/23	355,000	358,042
4.000%, 03/18/29	2,546,000	2,611,544

Commercial Services—(Continued)
S&P Global, Inc.
3.900%, 03/01/62 (144A)	48,000	49,374
4.750%, 08/01/28 (144A)	1,737,000	1,866,139

		20,988,055

Computers—0.4%
Apple, Inc.
2.375%, 02/08/41	385,000	335,369
2.550%, 08/20/60 (e)	1,221,000	1,000,636
2.800%, 02/08/61	1,783,000	1,533,050
3.850%, 05/04/43	1,138,000	1,196,992
Dell International LLC / EMC Corp.
3.450%, 12/15/51 (144A)	565,000	459,000
4.900%, 10/01/26	1,374,000	1,441,181
8.350%, 07/15/46	91,000	132,987
HP, Inc.
2.650%, 06/17/31	466,000	416,931
6.000%, 09/15/41	243,000	283,197
International Business Machines Corp.
3.430%, 02/09/52	581,000	553,490
4.250%, 05/15/49	1,050,000	1,118,222
Leidos, Inc.
2.300%, 02/15/31	1,565,000	1,356,620
4.375%, 05/15/30	2,712,000	2,742,252
Western Digital Corp. 2.850%, 02/01/29	293,000	267,682

		12,837,609

Distribution/Wholesale—0.0%
KAR Auction Services, Inc. 5.125%, 06/01/25 (144A)	438,000	443,475

Diversified Financial Services—0.5%
American Express Co. 2.550%, 03/04/27	1,818,000	1,767,685
ASG Finance Designated Activity Co. 7.875%, 12/03/24 (144A) (e)	1,018,000	962,010
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (a)	1,151,000	1,111,354
3.900%, 01/29/24	874,000	887,651
Charles Schwab Corp. (The) 4.000%, 10Y H15 + 3.079%, 12/01/30 (a)	2,100,000	1,886,052
Discover Financial Services 4.500%, 01/30/26	62,000	63,874
Intercontinental Exchange, Inc.
1.850%, 09/15/32	1,362,000	1,176,282
3.750%, 09/21/28	610,000	620,957
Nationstar Mortgage Holdings, Inc.
5.500%, 08/15/28 (144A)	425,000	408,553
6.000%, 01/15/27 (144A)	128,000	130,253
Navient Corp.
5.875%, 10/25/24	223,000	227,491
6.750%, 06/25/25	236,000	242,449
6.750%, 06/15/26 (e)	233,000	237,660
7.250%, 09/25/23	143,000	148,541

BHFTII-13

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Nomura Holdings, Inc.
2.608%, 07/14/31	2,722,000	$2,446,559
2.999%, 01/22/32	1,358,000	1,250,938
Operadora de Servicios Mega S.A. de C.V. Sofom ER 8.250%, 02/11/25 (144A) (e)	892,000	682,380
ORIX Corp. 2.900%, 07/18/22	22,000	22,083
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 3.625%, 03/01/29 (144A)	564,000	515,411
Synchrony Financial
3.700%, 08/04/26	396,000	393,675
4.500%, 07/23/25	24,000	24,481
United Wholesale Mortgage LLC 5.500%, 11/15/25 (144A)	1,640,000	1,590,800

		16,797,139

Electric—2.6%
AEP Texas, Inc.
3.450%, 01/15/50	480,000	426,020
3.450%, 05/15/51 (e)	982,000	869,809
3.950%, 06/01/28	1,018,000	1,038,713
AEP Transmission Co. LLC
3.150%, 09/15/49	730,000	646,373
3.650%, 04/01/50	1,032,000	995,344
3.800%, 06/15/49	840,000	829,229
Alabama Power Co.
3.125%, 07/15/51 (e)	315,000	273,897
3.450%, 10/01/49	637,000	590,945
3.750%, 03/01/45	554,000	531,126
4.150%, 08/15/44	10,000	10,152
6.000%, 03/01/39	34,000	42,010
Ameren Illinois Co.
3.250%, 03/15/50	775,000	709,612
3.800%, 05/15/28	800,000	820,941
American Transmission Systems, Inc. 2.650%, 01/15/32 (144A)	1,120,000	1,035,101
Baltimore Gas & Electric Co.
3.200%, 09/15/49	625,000	563,439
3.500%, 08/15/46	980,000	946,969
3.750%, 08/15/47	699,000	688,384
Calpine Corp. 4.500%, 02/15/28 (144A)	3,173,000	3,095,198
Capex S.A. 6.875%, 05/15/24 (144A)	96,000	90,721
CenterPoint Energy Houston Electric LLC
2.350%, 04/01/31	1,250,000	1,160,382
3.350%, 04/01/51	530,000	504,689
3.600%, 03/01/52	352,000	352,486
3.950%, 03/01/48	406,000	421,923
Commonwealth Edison Co.
3.125%, 03/15/51	775,000	702,468
3.850%, 03/15/52	215,000	222,250
4.000%, 03/01/48	694,000	737,233
Consumers Energy Co.
2.650%, 08/15/52	97,000	80,515
3.100%, 08/15/50	445,000	407,369

Electric—(Continued)
Consumers Energy Co.
3.500%, 08/01/51	615,000	600,694
3.750%, 02/15/50	1,357,000	1,363,191
3.950%, 07/15/47	337,000	351,082
DTE Electric Co.
3.950%, 03/01/49	355,000	366,571
4.050%, 05/15/48	1,373,000	1,447,450
Duke Energy Carolinas LLC
3.450%, 04/15/51 (f)	1,481,000	1,435,532
3.550%, 03/15/52 (e)	309,000	305,248
3.950%, 11/15/28	321,000	333,274
3.950%, 03/15/48	9,000	9,233
Duke Energy Florida LLC
1.750%, 06/15/30	456,000	405,924
2.500%, 12/01/29 (e)	3,592,000	3,378,303
3.800%, 07/15/28	328,000	334,920
Duke Energy Progress LLC
2.500%, 08/15/50	640,000	519,835
3.450%, 03/15/29	1,992,000	1,995,921
Edison International
2.400%, 09/15/22	1,991,000	1,992,765
3.125%, 11/15/22	9,000	9,046
4.950%, 04/15/25	608,000	622,037
Empresas Publicas de Medellin E.S.P.
4.250%, 07/18/29 (144A)	323,000	287,535
4.375%, 02/15/31 (144A)	253,000	217,909
Entergy Louisiana LLC 4.200%, 09/01/48	1,310,000	1,372,029
Eskom Holdings SOC, Ltd. 7.125%, 02/11/25	370,000	356,599
Exelon Corp.
2.750%, 03/15/27 (144A)	317,000	308,876
4.100%, 03/15/52 (144A)	107,000	108,677
4.700%, 04/15/50	731,000	803,934
5.100%, 06/15/45	166,000	184,481
FEL Energy VI Sarl 5.750%, 12/01/40	462,145	414,780
FirstEnergy Corp.
2.050%, 03/01/25 (e)	272,000	259,080
2.250%, 09/01/30	849,000	751,365
2.650%, 03/01/30	972,000	882,474
3.400%, 03/01/50	850,000	715,946
4.400%, 07/15/27	1,223,000	1,230,766
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,191,000	3,206,374
4.550%, 04/01/49 (144A)	2,814,000	2,688,466
Florida Power & Light Co.
2.875%, 12/04/51	1,300,000	1,165,410
3.150%, 10/01/49	1,708,000	1,592,036
3.700%, 12/01/47	410,000	417,508
3.950%, 03/01/48	1,403,000	1,492,719
Generacion Mediterranea S.A./Central Termica Roca S.A. 9.625%, 12/01/27 (144A)	1,022,591	802,734
Genneia S.A. 8.750%, 09/02/27 (144A)	169,340	159,391
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	240,000	242,152

BHFTII-14

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
MidAmerican Energy Co.
2.700%, 08/01/52	281,000	$240,195
3.100%, 05/01/27	70,000	69,968
3.150%, 04/15/50	680,000	624,527
3.650%, 04/15/29	2,047,000	2,104,012
4.250%, 07/15/49	687,000	749,565
Northern States Power Co.
2.250%, 04/01/31	10,000	9,213
2.600%, 06/01/51	536,000	453,326
2.900%, 03/01/50	356,000	314,061
4.000%, 08/15/45	471,000	485,429
NPC Ukrenergo 6.875%, 11/09/26 (144A)	257,000	97,660
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	1,791,000	1,651,846
4.450%, 06/15/29 (144A) (e)	1,196,000	1,196,490
5.250%, 06/15/29 (144A)	320,000	312,714
5.750%, 01/15/28	357,000	362,857
NSTAR Electric Co. 3.950%, 04/01/30	442,000	458,791
Ohio Power Co.
1.625%, 01/15/31	1,525,000	1,304,613
2.900%, 10/01/51	383,000	317,388
4.000%, 06/01/49	386,000	384,569
Oncor Electric Delivery Co. LLC
2.700%, 11/15/51 (144A)	73,000	62,462
3.100%, 09/15/49	937,000	858,508
3.700%, 11/15/28	1,155,000	1,187,968
3.800%, 06/01/49	243,000	247,862
5.750%, 03/15/29	10,000	11,396
Pacific Gas & Electric Co.
2.500%, 02/01/31	125,000	107,817
4.950%, 07/01/50	1,236,000	1,164,188
PECO Energy Co. 3.050%, 03/15/51	1,079,000	972,039
Public Service Electric & Gas Co
3.000%, 03/01/51	394,000	348,766
3.650%, 09/01/28	1,343,000	1,363,594
Southern California Edison Co.
2.250%, 06/01/30	1,858,000	1,679,667
2.500%, 06/01/31	777,000	707,076
3.700%, 08/01/25	1,227,000	1,247,383
4.200%, 03/01/29	324,000	335,179
Southwestern Public Service Co. 3.150%, 05/01/50	1,333,000	1,193,449
Star Energy Geothermal Darajat II / Star Energy Geothermal Salak
4.850%, 10/14/38 (144A)	505,000	499,950
Tampa Electric Co. 4.450%, 06/15/49	828,000	887,826
Trans-Allegheny Interstate Line Co. 3.850%, 06/01/25 (144A)	3,450,000	3,473,501
Virginia Electric & Power Co.
3.500%, 03/15/27	703,000	714,695
4.000%, 01/15/43	1,226,000	1,248,648
Vistra Corp. 7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (a)	420,000	408,975

Electric—(Continued)
Vistra Operations Co. LLC
4.300%, 07/15/29 (144A)	2,473,000	2,387,034
5.000%, 07/31/27 (144A)	561,000	551,917
5.500%, 09/01/26 (144A)	435,000	437,379
5.625%, 02/15/27 (144A)	563,000	562,524

		87,722,592

Electronics—0.1%
Agilent Technologies, Inc.
2.100%, 06/04/30	1,723,000	1,546,465
2.300%, 03/12/31	428,000	386,643
3.050%, 09/22/26	680,000	675,242

		2,608,350

Energy-Alternate Sources—0.0%
Continuum Energy Levanter Pte, Ltd. 4.500%, 02/09/27 (144A)	369,844	355,605
Renewable Energy Group, Inc. 5.875%, 06/01/28 (144A)	130,000	139,637

		495,242

Engineering & Construction—0.1%
Aeropuerto Internacional de Tocumen S.A. 5.125%, 08/11/61 (144A)	210,000	191,100
HTA Group, Ltd. 7.000%, 12/18/25 (144A)	410,000	405,408
IHS Holding, Ltd.
5.625%, 11/29/26 (144A)	330,000	312,345
Mexico City Airport Trust
5.500%, 07/31/47	1,034,000	911,223
Stoneway Capital Corp.
10.000%, 03/01/27 (f)	1,193,766	332,762
10.000%, 03/01/27 (144A) (f)	1,137,974	317,211
Weekley Homes LLC / Weekley Finance Corp.
4.875%, 09/15/28 (144A)	318,000	293,086

		2,763,135

Entertainment—0.4%
Affinity Gaming
6.875%, 12/15/27 (144A)	353,000	343,293
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (e)	210,000	196,350
6.250%, 07/01/25 (144A)	2,452,000	2,531,543
8.125%, 07/01/27 (144A) (e)	761,000	815,377
Caesars Resort Collection LLC / CRC Finco, Inc.
5.750%, 07/01/25 (144A)	460,000	469,469
CDI Escrow Issuer, Inc.
5.750%, 04/01/30 (144A)	305,000	308,050
Cedar Fair L.P.
5.250%, 07/15/29	451,000	444,244
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.375%, 04/15/27 (e)	451,000	446,490
Churchill Downs, Inc.
4.750%, 01/15/28 (144A) (e)	272,000	263,840

BHFTII-15

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Churchill Downs, Inc.
5.500%, 04/01/27 (144A)	537,000	$543,090
Magallanes, Inc.
3.428%, 03/15/24 (144A)	2,038,000	2,049,172
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.875%, 05/01/29 (144A)	609,000	561,413
Peninsula Pacific Entertainment LLC / Peninsula Pacific Entertainment Finance, Inc.
8.500%, 11/15/27 (144A)	1,550,000	1,714,687
Scientific Games International, Inc.
5.000%, 10/15/25 (144A)	142,000	145,550
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.125%, 10/01/29 (144A)	931,000	876,304
7.750%, 04/15/25 (144A)	1,027,000	1,065,677

		12,774,549

Environmental Control—0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	142,000	141,645
Covanta Holding Corp.
4.875%, 12/01/29 (144A)	265,000	252,996
Republic Services, Inc.
2.375%, 03/15/33	245,000	219,955
3.950%, 05/15/28	584,000	600,310
Waste Management, Inc.
1.150%, 03/15/28 (e)	1,795,000	1,604,199
2.000%, 06/01/29 (e)	415,000	385,981
Waste Pro USA, Inc.
5.500%, 02/15/26 (144A)	227,000	214,533

		3,419,619

Food—0.1%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
4.875%, 02/15/30 (144A)	90,000	87,637
5.875%, 02/15/28 (144A)	557,000	555,115
BRF GmbH
4.350%, 09/29/26 (144A)	580,000	564,926
BRF S.A.
5.750%, 09/21/50 (144A) (e)	450,000	396,000
Cydsa S.A.B. de C.V.
6.250%, 10/04/27 (144A)	509,000	493,730
Frigorifico Concepcion S.A.
7.700%, 07/21/28 (144A)	220,000	195,800
JBS USA LUX S.A. / JBS USA Finance, Inc.
6.750%, 02/15/28 (144A) (e)	537,000	566,132
Performance Food Group, Inc.
5.500%, 10/15/27 (144A)	490,000	487,648
Post Holdings, Inc.
5.500%, 12/15/29 (144A)	349,000	335,801
5.625%, 01/15/28 (144A)	443,000	434,833

		4,117,622

Food Service—0.0%
Aramark Services, Inc.
5.000%, 02/01/28 (144A) (e)	496,000	481,120

Forest Products & Paper—0.0%
International Paper Co.
4.800%, 06/15/44	261,000	278,289
6.000%, 11/15/41	367,000	436,959
Suzano Austria GmbH
3.125%, 01/15/32 (e)	400,000	354,152
3.750%, 01/15/31	135,000	127,102
5.750%, 07/14/26 (144A)	200,000	214,500

		1,411,002

Gas—0.1%
Atmos Energy Corp.
4.125%, 03/15/49	368,000	387,506
CenterPoint Energy Resources Corp.
1.750%, 10/01/30	2,530,000	2,217,938
ONE Gas, Inc.
2.000%, 05/15/30	370,000	331,022
Piedmont Natural Gas Co., Inc.
2.500%, 03/15/31	810,000	743,692
Promigas S.A. ESP / Gases del Pacifico SAC
3.750%, 10/16/29	266,000	240,866
3.750%, 10/16/29 (144A)	407,000	368,542

		4,289,566

Healthcare-Products—0.2%
Boston Scientific Corp.
2.650%, 06/01/30	1,187,000	1,113,781
Medtronic Global Holdings SCA
1.750%, 07/02/49 (EUR)	700,000	694,241
Mozart Debt Merger Sub, Inc.
3.875%, 04/01/29 (144A)	3,719,000	3,440,075
Thermo Fisher Scientific, Inc.
1.875%, 10/01/49 (EUR)	1,500,000	1,487,629
2.800%, 10/15/41	540,000	483,650

		7,219,376

Healthcare-Services—1.1%
Aetna, Inc.
4.500%, 05/15/42	639,000	665,153
Anthem, Inc.
3.125%, 05/15/50	372,000	327,590
3.600%, 03/15/51	778,000	743,789
Centene Corp.
2.450%, 07/15/28	1,230,000	1,123,851
2.625%, 08/01/31	836,000	744,040
Charles River Laboratories International, Inc.
4.250%, 05/01/28 (144A)	135,000	131,962
DaVita, Inc.
4.625%, 06/01/30 (144A)	1,206,000	1,126,163
HCA, Inc.
2.375%, 07/15/31	3,612,000	3,228,070
3.500%, 09/01/30	351,000	339,088
3.625%, 03/15/32 (144A)	4,808,000	4,711,623
4.625%, 03/15/52 (144A)	1,530,000	1,541,889
4.750%, 05/01/23	1,737,000	1,780,363

BHFTII-16

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
HCA, Inc.
5.250%, 04/15/25	5,229,000	$5,505,151
5.250%, 06/15/26	1,156,000	1,220,164
5.375%, 02/01/25	453,000	471,346
5.875%, 02/01/29	68,000	74,338
Humana, Inc.
4.875%, 04/01/30	713,000	768,337
Roche Holdings, Inc.
2.607%, 12/13/51 (144A)	960,000	831,530
Select Medical Corp.
6.250%, 08/15/26 (144A) (e)	2,969,000	3,073,628
Tenet Healthcare Corp.
4.250%, 06/01/29 (144A)	857,000	821,649
4.375%, 01/15/30 (144A)	1,496,000	1,436,055
4.625%, 06/15/28 (144A)	92,000	90,275
4.875%, 01/01/26 (144A)	885,000	892,744
5.125%, 11/01/27 (144A)	135,000	135,635
6.250%, 02/01/27 (144A) (e)	1,353,000	1,388,983
UnitedHealth Group, Inc.
3.250%, 05/15/51	358,000	336,257
4.250%, 06/15/48	348,000	380,630
4.450%, 12/15/48	351,000	395,465
4.625%, 07/15/35	386,000	431,374
4.625%, 11/15/41	807,000	916,391
4.750%, 07/15/45	424,000	491,987

		36,125,520

Home Builders—0.2%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	202,000	178,130
4.625%, 04/01/30 (144A)	496,000	432,100
6.625%, 01/15/28 (144A)	1,207,000	1,236,632
Beazer Homes USA, Inc.
7.250%, 10/15/29 (e)	1,030,000	1,035,510
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
5.000%, 06/15/29 (144A)	265,000	240,623
6.250%, 09/15/27 (144A)	533,000	521,842
Forestar Group, Inc.
3.850%, 05/15/26 (144A)	242,000	225,665
5.000%, 03/01/28 (144A)	659,000	617,813
Homes By West Bay LLC
9.500%, 04/30/27 (g) (h)	1,259,000	1,236,967
M/I Homes, Inc.
4.950%, 02/01/28	1,010,000	951,925
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	662,000	621,823
5.250%, 12/15/27 (144A)	604,000	596,202
New Home Co., Inc. (The)
7.250%, 10/15/25 (144A)	215,000	207,866
Tri Pointe Homes, Inc.
5.700%, 06/15/28	60,000	59,897

		8,162,995

Insurance—0.4%
Ambac Assurance Corp.
5.100%, (144A) (i)	162,922	184,102

Insurance—(Continued)
American International Group, Inc.
4.375%, 01/15/55	393,000	419,862
4.500%, 07/16/44	820,000	884,850
4.750%, 04/01/48	651,000	745,890
Aon Corp.
2.800%, 05/15/30	1,253,000	1,193,552
3.750%, 05/02/29	2,463,000	2,518,385
3.900%, 02/28/52	157,000	154,945
4.500%, 12/15/28	1,072,000	1,123,007
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	471,000	481,629
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	325,000	326,594
Marsh & McLennan Cos., Inc.
1.349%, 09/21/26 (EUR)	830,000	910,768
1.979%, 03/21/30 (EUR)	1,046,000	1,150,669
2.250%, 11/15/30 (e)	1,712,000	1,562,771
Sitka Holdings LLC
5.506%, 3M LIBOR + 4.500%, 07/06/26 (144A) (a)	920,000	877,455
Trinity Acquisition plc
4.400%, 03/15/26	190,000	196,284

		12,730,763

Internet—0.1%
Amazon.com, Inc.
2.500%, 06/03/50 (e)	3,129,000	2,612,280
Expedia Group, Inc.
2.950%, 03/15/31	403,000	373,116

		2,985,396

Investment Companies—0.1%
Blackstone Private Credit Fund
3.250%, 03/15/27 (144A)	1,872,000	1,715,627
4.000%, 01/15/29 (144A)	1,558,000	1,442,423

		3,158,050

Iron/Steel—0.0%
Commercial Metals Co.
4.375%, 03/15/32	614,000	570,252
Nucor Corp.
3.950%, 05/01/28	341,000	348,763

		919,015

Lodging—0.1%
Boyd Gaming Corp.
8.625%, 06/01/25 (144A) (e)	151,000	158,604
Full House Resorts, Inc.
8.250%, 02/15/28 (144A)	253,000	258,693
Marriott International, Inc.
4.625%, 06/15/30	373,000	386,313
Marriott Ownership Resorts, Inc.
6.125%, 09/15/25 (144A)	353,000	361,825
MGM Resorts International
4.625%, 09/01/26 (e)	35,000	34,475

BHFTII-17

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
MGM Resorts International
5.500%, 04/15/27	59,000	$59,590
5.750%, 06/15/25	59,000	60,476
Sonder Holdings, Inc.
10.000%, SOFR + 9.000%, 01/19/27 † (a) (g) (h) (j)	1,388,000	1,301,250
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 05/15/27 (144A) (e)	498,000	481,815
5.500%, 03/01/25 (144A)	998,000	998,020

		4,101,061

Machinery-Diversified—0.1%
CNH Industrial Capital LLC
4.200%, 01/15/24	2,941,000	2,999,385
Otis Worldwide Corp.
2.565%, 02/15/30	939,000	877,582
TK Elevator U.S. Newco, Inc.
5.250%, 07/15/27 (144A)	926,000	915,842

		4,792,809

Media—1.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.750%, 03/01/30 (144A)	658,000	631,838
5.375%, 06/01/29 (144A)	569,000	569,000
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
2.250%, 01/15/29	203,000	182,673
3.850%, 04/01/61 (e)	903,000	725,976
3.950%, 06/30/62	1,859,000	1,503,303
4.400%, 04/01/33	1,670,000	1,665,061
4.400%, 12/01/61	849,000	739,033
5.125%, 07/01/49	2,120,000	2,103,206
5.375%, 05/01/47	745,000	762,799
5.750%, 04/01/48	929,000	987,653
6.484%, 10/23/45	3,637,000	4,140,300
6.834%, 10/23/55	994,000	1,178,553
Comcast Corp.
2.450%, 08/15/52 (e)	420,000	333,134
2.650%, 02/01/30	2,934,000	2,816,325
2.887%, 11/01/51 (144A)	1,312,000	1,106,062
3.400%, 07/15/46	1,411,000	1,324,762
3.969%, 11/01/47	780,000	792,410
3.999%, 11/01/49	2,672,000	2,694,876
COX Communications, Inc.
3.150%, 08/15/24 (144A)	1,381,000	1,383,262
3.600%, 06/15/51 (144A)	1,330,000	1,183,439
CSC Holdings LLC
5.750%, 01/15/30 (144A)	845,000	752,050
7.500%, 04/01/28 (144A) (e)	387,000	380,228
Discovery Communications LLC 1.900%, 03/19/27 (EUR)	1,804,000	1,955,186
FactSet Research Systems, Inc. 3.450%, 03/01/32	1,093,000	1,055,802
iHeartCommunications, Inc.
4.750%, 01/15/28 (144A) (e)	45,000	42,975
5.250%, 08/15/27 (144A)	324,000	320,355
6.375%, 05/01/26 (e)	362,706	372,680

Media—(Continued)
Nexstar Media, Inc.
4.750%, 11/01/28 (144A)	433,000	419,469
5.625%, 07/15/27 (144A)	523,000	529,381
Paramount Global
4.375%, 03/15/43	336,000	319,788
5.850%, 09/01/43	608,000	700,520
Sirius XM Radio, Inc. 5.500%, 07/01/29 (144A)	544,000	552,160
TEGNA, Inc.
4.625%, 03/15/28 (e)	832,000	827,607
5.000%, 09/15/29 (e)	99,000	99,242
VTR Comunicaciones S.p.A. 4.375%, 04/15/29 (144A)	430,000	392,917
Walt Disney Co. (The)
2.750%, 09/01/49	2,280,000	1,940,017
4.700%, 03/23/50	506,000	586,826
Ziggo Bond Co. B.V. 6.000%, 01/15/27 (144A)	178,000	179,113

		38,249,981

Mining—0.4%
Anglo American Capital plc
2.625%, 09/10/30 (144A) (e)	482,000	437,034
2.875%, 03/17/31 (144A) (e)	617,000	568,628
5.625%, 04/01/30 (144A)	802,000	883,958
AngloGold Ashanti Holdings plc 3.750%, 10/01/30	200,000	187,100
Glencore Funding LLC
1.625%, 04/27/26 (144A)	2,050,000	1,893,115
2.500%, 09/01/30 (144A) (e)	3,240,000	2,899,290
2.625%, 09/23/31 (144A) (e)	875,000	782,695
2.850%, 04/27/31 (144A) (e)	1,050,000	958,839
3.375%, 09/23/51 (144A)	941,000	791,208
Newmont Corp. 2.250%, 10/01/30	1,311,000	1,198,163
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	900,000	875,250
Vedanta Resources, Ltd.
6.125%, 08/09/24 (144A)	225,000	196,875

		11,672,155

Miscellaneous Manufacturing—0.2%
GE Capital Funding LLC 4.550%, 05/15/32	535,000	574,523
GE Capital International Funding Co. 4.418%, 11/15/35	2,524,000	2,710,242
Parker-Hannifin Corp. 3.250%, 03/01/27	435,000	434,914
Textron, Inc.
2.450%, 03/15/31	446,000	403,791
3.900%, 09/17/29	1,540,000	1,567,181

		5,690,651

Oil & Gas—1.4%
BP Capital Markets America, Inc.
3.001%, 03/17/52	870,000	749,456

BHFTII-18

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
BP Capital Markets America, Inc.
3.790%, 02/06/24	1,243,000	$1,264,562
BP Capital Markets plc 3.814%, 02/10/24	2,178,000	2,223,409
California Resources Corp. 7.125%, 02/01/26 (144A)	278,000	289,056
Cenovus Energy, Inc. 3.750%, 02/15/52	131,000	117,151
Centennial Resource Production LLC 5.375%, 01/15/26 (144A) (e)	75,000	72,750
Chesapeake Energy Corp. 5.500%, 02/01/26 (144A)	276,000	282,647
Chevron USA, Inc. 2.343%, 08/12/50	672,000	544,077
Citgo Holding, Inc. 9.250%, 08/01/24 (144A) (e)	375,000	378,750
Colgate Energy Partners III LLC
5.875%, 07/01/29 (144A)	240,000	247,428
7.750%, 02/15/26 (144A)	126,000	134,317
CrownRock L.P. / CrownRock Finance, Inc. 5.625%, 10/15/25 (144A)	230,000	234,424
Devon Energy Corp.
4.500%, 01/15/30	268,000	276,559
4.750%, 05/15/42 (e)	854,000	902,436
5.000%, 06/15/45 (e)	560,000	609,689
5.850%, 12/15/25	250,000	270,562
5.875%, 06/15/28	73,000	77,284
8.250%, 08/01/23	334,000	353,755
Diamondback Energy, Inc.
3.125%, 03/24/31	4,361,000	4,164,980
3.250%, 12/01/26	2,528,000	2,524,244
3.500%, 12/01/29	7,968,000	7,892,832
4.250%, 03/15/52	900,000	889,508
4.400%, 03/24/51	1,637,000	1,660,651
Ecopetrol S.A. 6.875%, 04/29/30	1,287,000	1,350,475
Frontera Energy Corp. 7.875%, 06/21/28 (144A)	395,000	369,365
Geopark, Ltd. 5.500%, 01/17/27 (144A)	200,000	190,452
Great Western Petroleum LLC / Great Western Finance Corp. 12.000%, 09/01/25 (144A)	449,000	500,635
Marathon Petroleum Corp.
4.500%, 04/01/48	50,000	50,125
5.850%, 12/15/45	360,000	400,414
Matador Resources Co. 5.875%, 09/15/26	94,000	95,720
MC Brazil Downstream Trading S.a.r.l. 7.250%, 06/30/31(144A)	430,000	395,600
Odebrecht Offshore Drilling Finance, Ltd. 7.720%, 12/01/26 (144A) (j)	245	55
Oil and Gas Holding Co. BSCC (The) 7.625%, 11/07/24	379,000	397,950
OQ SAOC
5.125%, 05/06/28 (144A)	205,000	202,445

Oil & Gas—(Continued)
Ovintiv Exploration, Inc.
5.625%, 07/01/24 (e)	1,588,000	1,669,563
Petroleos Mexicanos
5.500%, 06/27/44	226,000	170,350
6.700%, 02/16/32	4,644,000	4,411,800
6.750%, 09/21/47	331,000	269,070
6.840%, 01/23/30	1,226,000	1,219,980
6.875%, 10/16/25	472,000	494,845
6.950%, 01/28/60	176,000	142,843
7.190%, 09/12/24 (MXN)	10,225,600	483,261
7.690%, 01/23/50	452,000	394,935
Pioneer Natural Resources Co. 2.150%, 01/15/31	781,000	703,821
Puma International Financing S.A. 5.125%, 10/06/24 (144A)	258,000	245,745
Qatar Energy 3.125%, 07/12/41 (144A)	291,000	264,767
Shelf Drilling Holdings Ltd. 8.875%, 11/15/24 (144A)	72,000	73,440
Shell International Finance B.V. 2.375%, 11/07/29	262,000	248,162
SM Energy Co. 10.000%, 01/15/25 (144A)	1,129,000	1,232,484
Suncor Energy, Inc.
6.500%, 06/15/38	417,000	525,652
6.850%, 06/01/39	89,000	115,103
Sunoco L.P. / Sunoco Finance Corp. 4.500%, 04/30/30 (144A)	1,029,000	948,002
Tap Rock Resouces LLC 7.000%, 10/01/26 (144A)	1,447,000	1,497,819
YPF S.A. 7.000%, 12/15/47 (144A)	509,000	327,669

		45,553,074

Packaging & Containers—0.1%
Ardagh Metal Packaging Finance U.S.A. LLC 3.250%, 09/01/28 (144A) (e)	738,000	669,735
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
5.250%, 04/30/25 (144A)	738,000	736,985
5.250%, 08/15/27 (144A)	210,000	194,119
Klabin Austria GmbH 3.200%, 01/12/31 (144A)	340,000	296,228
Trivium Packaging Finance B.V. 5.500%, 08/15/26 (144A)	317,000	315,694

		2,212,761

Pharmaceuticals—1.1%
AbbVie, Inc.
2.600%, 11/21/24	7,269,000	7,218,720
3.800%, 03/15/25	1,369,000	1,394,439
4.250%, 11/21/49 (e)	330,000	342,446
4.450%, 05/14/46	1,480,000	1,572,624
4.500%, 05/14/35	1,765,000	1,894,369
4.550%, 03/15/35	883,000	947,906
4.850%, 06/15/44	49,000	54,319

BHFTII-19

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Bausch Health Americas, Inc.
8.500%, 01/31/27 (144A) (e)	745,000	$742,966
9.250%, 04/01/26 (144A)	639,000	654,438
Bausch Health Cos., Inc.
4.875%, 06/01/28 (144A)	235,000	225,012
5.750%, 08/15/27 (144A)	183,000	180,319
6.125%, 02/01/27 (144A)	1,125,000	1,132,132
7.000%, 01/15/28 (144A)	308,000	275,746
7.250%, 05/30/29 (144A)	318,000	271,232
9.000%, 12/15/25 (144A)	647,000	670,340
Cigna Corp.
3.400%, 03/01/27	1,374,000	1,386,700
3.750%, 07/15/23	16,000	16,234
4.375%, 10/15/28	3,882,000	4,083,557
CVS Health Corp.
3.750%, 04/01/30	3,917,000	3,985,507
5.125%, 07/20/45	3,030,000	3,420,296
Merck & Co., Inc.
2.450%, 06/24/50	408,000	339,190
2.750%, 12/10/51	221,000	192,500
4.000%, 03/07/49	345,000	373,797
Takeda Pharmaceutical Co., Ltd.
2.000%, 07/09/40 (EUR)	1,790,000	1,870,940
2.050%, 03/31/30	1,982,000	1,789,024
5.000%, 11/26/28	607,000	658,214
Teva Pharmaceutical Finance Netherlands III B.V. 5.125%, 05/09/29 (e)	260,000	249,917

		35,942,884

Pipelines—2.2%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 7.625%, 12/15/25 (144A)	160,000	167,298
Boardwalk Pipelines L.P. 4.800%, 05/03/29	275,000	284,402
Buckeye Partners L.P.
3.950%, 12/01/26	54,000	52,771
4.125%, 03/01/25 (144A) (e)	219,000	215,976
4.150%, 07/01/23	391,000	392,361
4.350%, 10/15/24	500,000	502,495
Cameron LNG LLC
3.302%, 01/15/35 (144A)	1,320,000	1,240,569
3.402%, 01/15/38 (144A)	1,690,000	1,574,020
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	1,050,000	1,046,724
5.125%, 06/30/27	5,408,000	5,764,535
5.875%, 03/31/25	3,742,000	3,949,429
7.000%, 06/30/24	2,373,000	2,524,958
Cheniere Energy, Inc. 4.625%, 10/15/28	426,000	427,427
EIG Pearl Holdings Sarl
3.545%, 08/31/36 (144A)	1,678,000	1,598,436
4.387%, 11/30/46 (144A)	1,440,000	1,346,400
Energy Transfer L.P.
2.900%, 05/15/25	5,037,000	4,926,948

Pipelines—(Continued)
Energy Transfer L.P.
3.600%, 02/01/23	1,617,000	1,626,317
3.900%, 05/15/24	1,506,000	1,514,899
4.000%, 10/01/27	168,000	169,081
4.250%, 04/01/24	1,343,000	1,369,066
4.950%, 06/15/28	520,000	546,124
5.000%, 05/15/50	2,541,000	2,571,083
5.950%, 12/01/25	1,310,000	1,402,913
6.100%, 02/15/42	353,000	384,456
6.250%, 04/15/49	200,000	229,495
6.500%, 02/01/42	1,104,000	1,268,866
Enterprise Products Operating LLC
2.800%, 01/31/30 (e)	878,000	843,945
3.125%, 07/31/29	1,155,000	1,134,169
3.300%, 02/15/53	326,000	278,131
5.950%, 02/01/41	910,000	1,078,816
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/34 (144A)	451,623	415,425
2.940%, 09/30/40 (144A)	525,696	474,006
MPLX L.P.
1.750%, 03/01/26	952,000	892,052
4.875%, 12/01/24	492,000	509,545
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	1,957,000	1,827,136
4.875%, 08/15/27 (144A)	990,000	1,027,580
Northwest Pipeline LLC 4.000%, 04/01/27	2,329,000	2,388,473
Rattler Midstream L.P. 5.625%, 07/15/25 (144A)	225,000	228,375
Sabine Pass Liquefaction LLC
5.000%, 03/15/27	860,000	909,505
5.625%, 04/15/23	1,735,000	1,775,161
5.625%, 03/01/25	10,394,000	10,989,560
5.750%, 05/15/24	3,483,000	3,645,440
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	1,732,000	1,721,218
TransCanada PipeLines, Ltd. 4.625%, 03/01/34	509,000	543,130
Transcontinental Gas Pipe Line Co. LLC
3.950%, 05/15/50	686,000	667,061
4.000%, 03/15/28	2,280,000	2,332,216
7.850%, 02/01/26	3,110,000	3,565,167
Venture Global Calcasieu Pass LLC 3.875%, 11/01/33 (144A)	454,000	434,138

		74,777,298

Real Estate—0.1%
Arabian Centres Sukuk II, Ltd. 5.625%, 10/07/26 (144A)	515,000	487,025
Arabian Centres Sukuk, Ltd. 5.375%, 11/26/24	285,000	274,683
Five Point Operating Co. L.P. / Five Point Capital Corp. 7.875%, 11/15/25 (144A)	794,000	812,500
Freed Hotels & Resorts
10.000%, 12/02/23 (144A) † (g) (h)	1,192,000	1,160,770

BHFTII-20

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Howard Hughes Corp. (The)
5.375%, 08/01/28 (144A) (e)	749,000	$751,981
MAF Global Securities, Ltd.
4.750%, 05/07/24	204,000	208,345
5.500%, 5Y USD Swap + 3.476%, 09/07/22 (a)	255,000	252,681

		3,947,985

Real Estate Investment Trusts—1.7%
Alexandria Real Estate Equities, Inc. 2.950%, 03/15/34	354,000	333,040
American Tower Corp.
1.300%, 09/15/25	17,000	15,835
2.100%, 06/15/30	479,000	417,741
2.300%, 09/15/31	312,000	272,446
2.950%, 01/15/25	24,000	23,728
3.650%, 03/15/27	855,000	852,715
3.800%, 08/15/29	5,125,000	5,100,059
3.950%, 03/15/29	456,000	456,608
5.000%, 02/15/24	292,000	302,027
Crown Castle International Corp.
2.100%, 04/01/31	382,000	330,348
2.500%, 07/15/31	443,000	395,176
2.900%, 03/15/27	682,000	659,334
3.100%, 11/15/29	2,982,000	2,825,501
3.150%, 07/15/23	286,000	287,932
3.300%, 07/01/30	1,604,000	1,533,950
3.800%, 02/15/28	971,000	970,016
Digital Dutch Finco B.V. 1.500%, 03/15/30 (EUR)	1,550,000	1,577,958
Duke Realty L.P. 1.750%, 02/01/31	1,944,000	1,686,092
Equinix, Inc.
1.000%, 09/15/25	2,628,000	2,414,926
2.150%, 07/15/30	1,036,000	906,673
2.500%, 05/15/31	664,000	595,491
3.200%, 11/18/29	2,700,000	2,583,890
3.900%, 04/15/32	2,305,000	2,292,876
GLP Capital L.P. / GLP Financing II, Inc.
3.250%, 01/15/32	4,371,000	3,965,808
4.000%, 01/15/30	3,226,000	3,131,188
4.000%, 01/15/31	1,386,000	1,344,254
Invitation Homes Operating Partnership L.P.
2.300%, 11/15/28	561,000	507,503
4.150%, 04/15/32	1,048,000	1,070,289
MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc.
4.500%, 09/01/26	278,000	279,390
5.625%, 05/01/24	965,000	993,448
5.750%, 02/01/27	530,000	559,812
MPT Operating Partnership L.P. / MPT Finance Corp. 5.250%, 08/01/26	45,000	46,055
National Retail Properties, Inc.
3.000%, 04/15/52	439,000	352,021
3.500%, 04/15/51	1,707,000	1,501,415
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer
4.875%, 05/15/29 (144A)	892,000	836,205

Real Estate Investment Trusts—(Continued)
Realty Income Corp.
3.250%, 01/15/31	920,000	903,447
RHP Hotel Properties L.P. / RHP Finance Corp. 4.750%, 10/15/27 (e)	377,000	362,783
Service Properties Trust
4.350%, 10/01/24	233,000	224,263
4.500%, 06/15/23	1,350,000	1,334,542
5.000%, 08/15/22	789,000	785,055
5.500%, 12/15/27	135,000	130,208
7.500%, 09/15/25	264,000	276,949
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A) (e)	4,832,000	4,760,728
3.750%, 02/15/27 (144A) (e)	736,000	715,760
4.125%, 08/15/30 (144A)	868,000	837,932
4.250%, 12/01/26 (144A)	2,732,000	2,720,526
WP Carey, Inc. 2.400%, 02/01/31	612,000	551,528
XHR L.P.
4.875%, 06/01/29 (144A)	137,000	133,086
6.375%, 08/15/25 (144A)	236,000	243,216

		55,401,773

Retail—0.2%
1011778 BC ULC / New Red Finance, Inc. 3.875%, 01/15/28 (144A)	68,000	64,432
InRetail Consumer 3.250%, 03/22/28 (144A)	330,000	309,375
JSM Global S.a.r.l. 4.750%, 10/20/30 (144A)	448,000	392,565
Lowe’s Cos., Inc.
1.300%, 04/15/28	503,000	447,948
1.700%, 09/15/28	1,378,000	1,247,135
2.800%, 09/15/41	1,606,000	1,375,541
3.650%, 04/05/29	931,000	946,085
4.250%, 04/01/52	284,000	293,751
SRS Distribution, Inc. 4.625%, 07/01/28 (144A)	147,000	140,416

		5,217,248

Semiconductors—1.0%
Analog Devices, Inc. 2.800%, 10/01/41	458,000	410,942
Applied Materials, Inc. 2.750%, 06/01/50	659,000	586,028
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875%, 01/15/27	1,941,000	1,953,976
Broadcom, Inc.
2.600%, 02/15/33 (144A)	334,000	289,967
3.150%, 11/15/25	383,000	379,895
3.419%, 04/15/33 (144A)	1,929,000	1,800,377
3.469%, 04/15/34 (144A)	2,539,000	2,351,447
4.110%, 09/15/28	374,000	378,443
4.150%, 11/15/30	1,137,000	1,152,337
4.150%, 04/15/32	905,000	903,018
4.300%, 11/15/32	1,386,000	1,406,466

BHFTII-21

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Semiconductors—(Continued)
Broadcom, Inc.
4.750%, 04/15/29	2,448,000	$2,572,190
Intel Corp.
3.200%, 08/12/61	796,000	703,934
3.734%, 12/08/47	1,228,000	1,226,472
KLA Corp.
3.300%, 03/01/50	2,136,000	2,011,942
4.100%, 03/15/29	1,866,000	1,958,404
Lam Research Corp.
2.875%, 06/15/50	480,000	424,585
3.750%, 03/15/26	638,000	655,576
4.875%, 03/15/49	1,285,000	1,530,673
NVIDIA Corp. 3.500%, 04/01/50 (e)	1,113,000	1,124,809
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 (144A)	3,527,000	3,167,403
3.400%, 05/01/30 (144A)	2,069,000	2,005,391
4.300%, 06/18/29 (144A)	4,553,000	4,700,053
QUALCOMM, Inc.
4.300%, 05/20/47	1,824,000	2,052,517

		35,746,845

Shipbuilding—0.1%
Huntington Ingalls Industries, Inc.
2.043%, 08/16/28 (144A)	654,000	591,205
3.844%, 05/01/25	995,000	1,005,628
4.200%, 05/01/30	1,224,000	1,273,018

		2,869,851

Software—1.2%
Autodesk, Inc. 3.500%, 06/15/27	2,478,000	2,490,805
Citrix Systems, Inc. 3.300%, 03/01/30	998,000	987,139
Electronic Arts, Inc.
1.850%, 02/15/31	1,029,000	903,735
2.950%, 02/15/51	373,000	310,953
Fidelity National Information Services, Inc.
1.000%, 12/03/28 (EUR)	1,750,000	1,843,264
1.500%, 05/21/27 (EUR)	470,000	516,748
2.250%, 03/01/31	2,456,000	2,171,743
2.950%, 05/21/39 (EUR)	900,000	1,053,082
Fiserv, Inc. 3.500%, 07/01/29	3,972,000	3,909,609
Microsoft Corp. 2.921%, 03/17/52	1,911,000	1,793,262
Oracle Corp.
3.600%, 04/01/40	7,614,000	6,605,041
3.600%, 04/01/50	1,146,000	950,449
3.650%, 03/25/41	3,308,000	2,889,326
3.900%, 05/15/35	2,705,000	2,543,735
4.000%, 07/15/46	3,603,000	3,197,095
4.000%, 11/15/47	1,699,000	1,502,544
4.125%, 05/15/45	41,000	36,819

Software—(Continued)
Playtika Holding Corp. 4.250%, 03/15/29 (144A)	161,000	148,523
Roper Technologies, Inc. 2.950%, 09/15/29	411,000	396,161
salesforce.com, Inc. 3.050%, 07/15/61 (e)	1,365,000	1,197,374
ServiceNow, Inc. 1.400%, 09/01/30	1,948,000	1,655,557
VMware, Inc.
1.800%, 08/15/28	625,000	554,317
2.200%, 08/15/31	1,931,000	1,700,116
Workday, Inc. 3.800%, 04/01/32	725,000	723,620

		40,081,017

Telecommunications—2.4%
Altice France S.A. 5.500%, 01/15/28 (144A)	356,000	329,905
AT&T, Inc.
Zero Coupon, 11/27/22 (144A)	8,000,000	7,870,817
1.650%, 02/01/28 (e)	1,444,000	1,315,640
2.550%, 12/01/33	2,570,000	2,283,302
2.600%, 05/19/38 (EUR)	850,000	967,961
3.500%, 09/15/53	2,373,000	2,082,175
3.500%, 02/01/61	374,000	317,888
3.550%, 09/15/55	1,403,000	1,237,399
3.650%, 09/15/59	2,832,000	2,483,473
3.800%, 12/01/57	738,000	673,307
3.850%, 06/01/60	270,000	241,680
4.300%, 02/15/30	1,411,000	1,490,829
4.350%, 03/01/29	2,248,000	2,378,875
4.500%, 05/15/35	3,354,000	3,553,062
5.150%, 02/15/50	2,074,000	2,363,549
Axtel S.A.B. de CV 6.375%, 11/14/24 (144A)	451,000	460,020
Connect Finco S.a.r.l. / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	756,000	769,147
Deutsche Telekom International Finance B.V. 3.600%, 01/19/27 (144A)	348,000	351,282
Digicel Group Holdings, Ltd. 8.000%, 04/01/25 (144A) (j)	286,930	251,067
Digicel International Finance, Ltd. / Digicel Holdings Bermuda, Ltd.
8.000%, 12/31/26 (144A)	97,061	90,025
8.750%, 05/25/24 (144A)	243,135	241,919
13.000%, 12/31/25 (144A) (j)	138,075	137,039
Juniper Networks, Inc. 2.000%, 12/10/30	723,000	625,366
Kenbourne Invest S.A.
4.700%, 01/22/28 (144A)	210,000	184,498
6.875%, 11/26/24 (144A)	733,000	719,058
Level 3 Financing, Inc.
4.625%, 09/15/27 (144A)	90,000	84,720
Liquid Telecommunications Financing plc 5.500%, 09/04/26 (144A)	231,000	220,790

BHFTII-22

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Millicom International Cellular S.A. 6.625%, 10/15/26 (144A)	270,000	$276,750
Motorola Solutions, Inc.
2.750%, 05/24/31	2,975,000	2,691,725
4.600%, 05/23/29	2,555,000	2,656,901
5.500%, 09/01/44	1,369,000	1,505,341
Oi S.A. 10.000%, 07/27/25 (j)	706,000	534,795
Rogers Communications, Inc.
3.800%, 03/15/32 (144A)	2,590,000	2,569,945
4.550%, 03/15/52 (144A)	2,200,000	2,187,148
T-Mobile USA, Inc.
2.050%, 02/15/28	599,000	547,075
3.875%, 04/15/30	7,297,000	7,325,014
Verizon Communications, Inc.
1.500%, 09/18/30 (e)	3,276,000	2,844,853
1.750%, 01/20/31	2,558,000	2,230,244
2.100%, 03/22/28	3,296,000	3,072,115
2.355%, 03/15/32 (144A)	3,427,000	3,095,318
2.550%, 03/21/31	401,000	372,549
2.650%, 11/20/40	1,350,000	1,148,389
2.850%, 09/03/41	3,740,000	3,292,143
2.875%, 11/20/50	2,711,000	2,265,104
3.000%, 11/20/60	402,000	327,819
3.150%, 03/22/30	3,892,000	3,827,686
3.400%, 03/22/41	351,000	329,033
3.550%, 03/22/51	95,000	89,271
3.700%, 03/22/61	1,868,000	1,730,283
3.875%, 02/08/29	1,715,000	1,784,183
4.016%, 12/03/29	929,000	964,164
4.329%, 09/21/28	302,000	318,572
VTR Comunicaciones S.p.A. 5.125%, 01/15/28 (144A)	201,000	191,591

		81,902,804

Transportation—0.6%
Burlington Northern Santa Fe LLC
2.875%, 06/15/52	398,000	352,572
3.300%, 09/15/51	1,950,000	1,843,989
5.400%, 06/01/41	269,000	324,715
5.750%, 05/01/40	656,000	817,477
CSX Corp.
2.500%, 05/15/51	431,000	348,287
3.350%, 09/15/49	309,000	287,618
4.300%, 03/01/48	1,116,000	1,198,935
4.650%, 03/01/68	407,000	445,497
Norfolk Southern Corp.
2.900%, 06/15/26	709,000	700,201
3.000%, 03/15/32	1,562,000	1,522,163
3.400%, 11/01/49	863,000	805,420
4.050%, 08/15/52	451,000	473,600
Ryder System, Inc. 4.625%, 06/01/25	3,580,000	3,705,910
Simpar Europe S.A. 5.200%, 01/26/31 (144A)	520,000	465,920

Transportation—(Continued)
Union Pacific Corp.
2.750%, 03/01/26	992,000	985,643
2.950%, 03/10/52	186,000	164,627
2.973%, 09/16/62	748,000	632,965
3.799%, 04/06/71	724,000	717,472
3.839%, 03/20/60	1,513,000	1,518,260
3.950%, 08/15/59	311,000	315,748
Union Pacific Railroad Co. Pass-Through Trust 3.227%, 05/14/26	632,416	631,040

		18,258,059

Trucking & Leasing—0.1%
Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1.200%, 11/15/25 (144A)	863,000	792,070
1.700%, 06/15/26 (144A)	1,452,000	1,347,283
3.950%, 03/10/25 (144A)	337,000	340,636
4.000%, 07/15/25 (144A)	1,003,000	1,012,746

		3,492,735

Total Corporate Bonds & Notes (Cost $1,193,259,392)		1,121,541,507

Asset-Backed Securities—13.2%

Asset-Backed - Credit Card—0.0%
Brex Commercial Charge Card Master Trust 2.090%, 07/15/24 (144A)	850,000	840,331

Asset-Backed - Home Equity—0.6%
ACE Securities Corp. Home Equity Loan Trust
Zero Coupon, 08/15/30	614,343	509,904
0.717%, 1M LIBOR + 0.260%, 05/25/37 (a)	1,059,632	245,557
Bayview Financial Revolving Asset Trust
1.447%, 1M LIBOR + 1.000%, 05/28/39 (144A) (a)	4,292,487	3,770,722
1.447%, 1M LIBOR + 1.000%, 12/28/40 (144A) (a)	225,158	218,355
Bear Stearns Asset-Backed Securities Trust
0.807%, 1M LIBOR + 0.350%, 04/25/37 (a)	2,509,591	2,486,759
2.182%, 1M LIBOR + 1.725%, 08/25/34 (a)	28,567	28,305
Citigroup Mortgage Loan Trust
0.657%, 1M LIBOR + 0.200%, 05/25/37 (a)	1,849,098	1,464,048
0.727%, 1M LIBOR + 0.270%, 05/25/37 (a)	839,941	669,895
Countrywide Home Equity Loan Trust 6.155%, 06/25/35	64,274	80,489
Credit Suisse Mortgage Capital Certificates 2.465%, 09/27/66 (144A) (a)	5,725,385	5,497,878
Home Equity Mortgage Loan Asset-Backed Trust 2.482%, 1M LIBOR + 2.025%, 07/25/34 (a)	157,288	156,404
Home Equity Mortgage Trust 5.867%, 07/25/36 (k)	525,469	69,129
Home Loan Mortgage Loan Trust 1.117%, 1M LIBOR + 0.720%, 04/15/36 (a)	475,235	451,443
Irwin Home Equity Loan Trust
6.530%, 09/25/37 (144A) (k)	70,647	67,704
MASTR Asset-Backed Securities Trust
0.737%, 1M LIBOR + 0.280%, 05/25/37 (a)	621,846	559,240

BHFTII-23

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
MASTR Asset-Backed Securities Trust
0.977%, 1M LIBOR + 0.520%, 06/25/36 (144A) (a)	391,542	$372,867
Option One Mortgage Loan Trust
0.667%, 1M LIBOR + 0.210%, 03/25/37 (a)	930,000	769,914
5.820%, 03/25/37 (k)	963,226	891,828
5.866%, 01/25/37 (k)	2,761,379	2,533,667
Security National Mortgage Loan Trust 0.807%, 1M LIBOR + 0.350%, 04/25/37 (144A) (a)	12,028	12,021
Yale Mortgage Loan Trust 0.857%, 1M LIBOR + 0.400%, 06/25/37 (144A) (a)	767,857	301,335

		21,157,464

Asset-Backed - Manufactured Housing—0.3%
Bank of America Manufactured Housing Contract Trust
7.070%, 02/10/22 (a)	470,000	178,153
7.397%, 12/10/25 (a)	4,000,000	1,283,218
BCMSC Trust
7.575%, 06/15/30 (a)	1,270,292	245,692
7.830%, 06/15/30 (a)	1,178,847	235,680
8.290%, 06/15/30 (a)	850,435	180,011
Cascade MH Asset Trust 4.000%, 11/25/44 (144A) (a)	2,040,103	2,040,997
Conseco Finance Corp.
6.280%, 09/01/30	109,241	111,018
6.830%, 04/01/30 (a)	128,926	121,034
6.980%, 09/01/30 (a)	974,629	944,418
7.500%, 03/01/30 (a)	385,376	187,682
7.860%, 03/01/30 (a)	359,854	181,992
Conseco Finance Securitizations Corp.
7.960%, 05/01/31	891,002	344,563
8.060%, 09/01/29 (a)	649,273	179,996
8.200%, 05/01/31	1,628,102	648,158
Credit Suisse First Boston Mortgage Securities Corp. 8.100%, 09/25/31 (a)	499,550	491,593
Credit-Based Asset Servicing & Securitization LLC 6.250%, 10/25/36 (144A) (k)	344,000	338,659
Greenpoint Manufactured Housing
8.290%, 12/15/29 (a)	360,514	368,699
9.230%, 12/15/29 (a)	373,493	338,631
Lehman ABS Manufactured Housing Contract Trust 6.630%, 04/15/40 (a)	1,220,916	1,238,139
Oakwood Mortgage Investors, Inc.
6.930%, 09/15/31 (a)	186,306	130,503
7.620%, 06/15/32 (a)	817,867	687,395
Origen Manufactured Housing Contract Trust
1.597%, 1M LIBOR + 1.200%, 10/15/37 (144A) (a)	350,702	344,259
7.820%, 03/15/32 (a)	264,821	254,346

		11,074,836

Asset-Backed - Other—11.3%
510 Loan Acquisition Trust 5.107%, 09/25/60 (144A) (k)	988,185	960,341
522 Funding CLO, Ltd.
2.654%, 3M LIBOR + 2.400%, 04/20/30 (144A) (a)	625,000	612,687
3.904%, 3M LIBOR + 3.650%, 04/20/30 (144A) (a)	360,000	359,998

Asset-Backed - Other—(Continued)
AGL CLO, Ltd.
1.267%, 3M LIBOR + 1.150%, 12/02/34 (144A) (a)	1,330,000	1,319,986
1.414%, 3M LIBOR + 1.160%, 07/20/34 (144A) (a)	1,310,000	1,301,201
AGL Core CLO, Ltd.
1.267%, 3M LIBOR + 1.150%, 01/20/35 (144A) (a)	250,000	247,511
1.324%, 3M LIBOR + 1.070%, 04/20/33 (144A) (a)	860,000	851,016
AIG CLO, Ltd. 1.374%, 3M LIBOR + 1.120%, 04/20/32 (144A) (a)	250,000	249,367
AIMCO CLO
1.341%, 3M LIBOR + 1.100%, 01/15/32 (144A) (a)	940,000	936,633
1.841%, 3M LIBOR + 1.600%, 10/17/34 (144A) (a)	250,000	249,043
Ajax Mortgage Loan Trust
Zero Coupon, 02/26/57 (144A)	61,248	36,561
Zero Coupon, 06/25/57 (144A)	1,451,031	1,437,129
Zero Coupon, 08/25/57 (144A)	1,105,348	1,318,835
Zero Coupon, 12/25/57 (144A) (a)	40,563	35,460
Zero Coupon, 04/25/58 (144A)	22,230	21,281
Zero Coupon, 06/25/58 (144A) (a)	24,909	24,093
Zero Coupon, 08/25/58 (144A) (a)	814,621	575,448
Zero Coupon, 11/25/58 (144A)	79,904	53,523
Zero Coupon, 09/25/59 (144A)	2,316,751	2,096,166
Zero Coupon, 11/25/59 (144A)	980,027	1,011,421
Zero Coupon, 12/25/59 (144A)	1,743,235	1,093,008
1.740%, 12/25/60 (144A) (a)	4,666,636	4,304,898
1.875%, 06/25/61 (144A) (a)	16,969,563	16,071,101
2.000%, 03/25/60 (144A) (k)	5,932,404	5,619,238
2.115%, 01/25/61 (144A) (k)	2,579,533	2,463,498
2.250%, 06/25/60 (144A) (k)	947,066	915,478
2.250%, 09/27/60 (144A) (k)	327,222	324,621
2.375%, 12/25/59 (144A) (k)	4,043,554	3,963,117
2.693%, 12/25/60 (144A) (a)	744,000	676,905
2.940%, 12/25/60 (144A) (a)	293,000	255,638
3.000%, 09/25/59 (144A) (k)	5,151,468	5,103,431
3.000%, 11/25/59 (144A) (k)	1,377,160	1,372,302
3.500%, 12/25/59 (144A) (k)	732,499	715,237
3.729%, 12/25/60 (144A) (a)	449,000	401,155
3.750%, 08/25/57 (144A) (a)	1,661,305	1,658,277
3.750%, 08/25/58 (144A) (a)	2,226,825	2,231,478
4.250%, 09/25/59 (144A) (k)	432,000	422,737
4.250%, 11/25/59 (144A) (k)	400,000	391,423
4.375%, 06/25/57 (144A) (a)	1,936,032	1,937,369
4.875%, 09/25/59 (144A) (k)	570,000	562,094
5.250%, 06/25/57 (144A) (a)	567,000	559,618
5.250%, 08/25/57 (144A) (a)	440,000	436,170
Allegro CLO, Ltd. 1.335%, 3M LIBOR + 1.080%, 10/21/28 (144A) (a)	1,160,310	1,158,651
ALM, Ltd. 2.091%, 3M LIBOR + 1.850%, 10/15/29 (144A) (a)	1,220,000	1,216,876
ALME Loan Funding V B.V. 5.410%, 3M EURIBOR + 5.410%, 07/15/31 (144A) (EUR) (a)	270,000	285,623
AMMC CLO, Ltd.
1.317%, 3M LIBOR + 1.050%, 07/24/29 (144A) (a)	470,000	468,864
Anchorage Capital CLO, Ltd.
1.291%, 3M LIBOR + 1.050%, 07/15/30 (144A) (a)	890,000	886,331
1.368%, 3M LIBOR + 1.090%, 01/28/31 (144A) (a)	830,000	828,320

BHFTII-24

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Anchorage Capital CLO, Ltd.
1.411%, 3M LIBOR + 1.170%, 07/15/34 (144A) (a)	1,890,000	$1,875,417
1.494%, 3M LIBOR + 1.250%, 10/13/30 (144A) (a)	835,000	833,055
1.691%, 3M LIBOR + 1.450%, 01/15/30 (144A) (a)	2,410,000	2,409,993
1.778%, 3M LIBOR + 1.500%, 01/28/31 (144A) (a)	1,270,000	1,257,066
1.927%, 3M LIBOR + 1.800%, 10/27/34 (144A) (a)	1,050,000	1,042,507
2.028%, 3M LIBOR + 1.750%, 01/28/31 (144A) (a)	1,480,000	1,467,521
2.091%, 3M LIBOR + 1.850%, 01/15/30 (144A) (a)	1,010,000	1,003,193
2.128%, 3M LIBOR + 1.850%, 01/28/31 (144A) (a)	1,740,000	1,719,189
2.394%, 3M LIBOR + 2.150%, 10/13/30 (144A) (a)	590,000	587,238
3.778%, 3M LIBOR + 3.500%, 01/28/31 (144A) (a)	250,000	247,655
Anchorage Capital Europe CLO 2 DAC
2.400%, 3M EURIBOR + 2.400%, 04/15/34 (144A) (EUR) (a)	264,000	283,945
3.550%, 3M EURIBOR + 3.550%, 04/15/34 (144A) (EUR) (a)	350,000	380,326
Antares CLO Trust 1.788%, 3M LIBOR + 1.530%, 07/25/33 (144A) (a)	1,820,000	1,800,992
Apidos CLO
1.259%, 3M LIBOR + 1.130%, 10/22/34 (144A) (a)	270,000	268,654
1.754%, 3M LIBOR + 1.500%, 04/20/31 (144A) (a)	250,000	247,620
2.191%, 3M LIBOR + 1.950%, 07/18/29 (144A) (a)	250,000	247,402
6.429%, 3M LIBOR + 6.300%, 10/22/34 (144A) (a)	250,000	245,433
Aqua Finance Trust 2.400%, 07/17/46 (144A)	430,000	395,202
Ares CLO, Ltd. 1.411%, 3M LIBOR + 1.170%, 10/15/30 (144A) (a)	390,000	388,468
Ares European CLO XII DAC 1.700%, 3M EURIBOR + 1.700%, 04/20/32 (144A) (EUR) (a)	297,000	322,374
Ares LII CLO, Ltd. 1.309%, 3M LIBOR + 1.050%, 04/22/31 (144A) (a)	1,330,000	1,323,418
Ares LIX CLO, Ltd. 1.288%, 3M LIBOR + 1.030%, 04/25/34 (144A) (a)	250,000	246,578
Ares LVI CLO, Ltd.
1.418%, 3M LIBOR + 1.160%, 10/25/34 (144A) (a)	350,000	346,019
6.758%, 3M LIBOR + 6.500%, 10/25/34 (144A) (a)	280,000	274,058
ARM Master Trust Corp. 2.430%, 11/15/27 (144A)	370,000	353,977
Armada Euro CLO IV DAC
2.350%, 3M EURIBOR + 2.350%, 07/15/31 (144A) (EUR) (a)	440,000	480,546
3.300%, 3M EURIBOR + 3.300%, 07/15/31 (144A) (EUR) (a)	250,000	272,319
Assurant CLO, Ltd. 1.294%, 3M LIBOR + 1.040%, 04/20/31 (144A) (a)	500,000	497,348
Atrium 1.909%, 3M LIBOR + 1.650%, 04/22/27 (144A) (a)	1,119,000	1,110,306
Avoca CLO
1.300%, 3M EURIBOR + 1.300%, 04/15/35 (EUR) (a)	150,000	160,551
2.900%, 3M EURIBOR + 2.900%, 04/15/35 (144A) (EUR) (a)	250,000	265,375
5.750%, 3M EURIBOR + 5.750%, 07/15/32 (EUR) (a)	160,000	169,246
Babson CLO, Ltd. 1.654%, 3M LIBOR + 1.400%, 01/20/31 (144A) (a)	250,000	246,980

Asset-Backed - Other—(Continued)
Bain Capital Credit CLO
1.754%, 3M LIBOR + 1.500%, 07/20/30 (144A) (a)	250,000	247,210
1.848%, 3M LIBOR + 1.600%, 07/19/31 (144A) (a)	250,000	249,084
3.359%, 3M LIBOR + 3.100%, 07/24/34 (144A) (a)	250,000	248,600
Bain Capital Euro CLO DAC 6.810%, 3M EURIBOR + 6.810%, 04/15/32 (EUR) (a)	250,000	265,046
Bankers Healthcare Group Securitization Trust 5.170%, 09/17/31 (144A)	100,000	98,401
Bardot CLO, Ltd. 3.259%, 3M LIBOR + 3.000%, 10/22/32 (144A) (a)	250,000	243,787
Barings CLO, Ltd.
1.324%, 3M LIBOR + 1.070%, 04/20/31 (144A) (a)	250,000	249,235
1.444%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	870,000	867,894
Battalion CLO, Ltd.
1.311%, 3M LIBOR + 1.070%, 07/18/30 (144A) (a)	1,285,000	1,281,785
1.421%, 3M LIBOR + 1.180%, 07/15/34 (144A) (a)	730,000	723,163
1.429%, 3M LIBOR + 1.170%, 01/25/35 (144A) (a)	6,220,000	6,156,407
1.791%, 3M LIBOR + 1.550%, 07/18/30 (144A) (a)	642,000	640,464
1.809%, 3M LIBOR + 1.550%, 01/25/35 (144A) (a)	480,000	476,868
1.979%, 3M LIBOR + 1.720%, 04/24/34 (144A) (a)	250,000	248,498
1.991%, 3M LIBOR + 1.750%, 10/15/36 (144A) (a)	298,000	295,161
6.404%, 3M LIBOR + 6.150%, 10/20/31 (144A) (a)	250,000	245,724
Benefit Street Partners CLO, Ltd.
1.344%, 3M LIBOR + 1.090%, 04/20/31 (144A) (a)	1,030,000	1,023,493
1.354%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	2,000,000	1,984,664
1.444%, 3M LIBOR + 1.190%, 07/20/34 (144A) (a)	3,800,000	3,764,136
1.904%, 3M LIBOR + 1.650%, 07/20/29 (144A) (a)	290,000	288,935
2.241%, 3M LIBOR + 2.000%, 10/15/30 (144A) (a)	270,000	268,274
6.991%, 3M LIBOR + 6.750%, 07/15/34 (144A) (a)	250,000	240,365
BHG Securitization Trust 2.240%, 10/17/34 (144A)	130,000	119,050
Bilbao CLO III DAC 5.960%, 3M EURIBOR + 5.960%, 05/17/34 (EUR) (a)	370,000	381,812
BlueMountain CLO, Ltd.
1.439%, 3M LIBOR + 1.180%, 10/22/30 (144A) (a)	745,093	742,185
1.501%, 3M LIBOR + 1.260%, 04/15/34 (144A) (a)	100,000	99,732
1.739%, 3M LIBOR + 1.500%, 07/15/31 (144A) (a)	660,000	653,919
2.730%, 3M LIBOR + 2.250%, 08/20/32 (144A) (a)	260,000	258,420
BlueMountain EUR CLO DAC 1.750%, 3M EURIBOR + 1.750%, 10/15/35 (144A) (EUR) (a)	560,000	604,997
Bridge Street CLO II, Ltd. 1.484%, 3M LIBOR + 1.230%, 07/20/34 (144A) (a)	250,000	247,195
Buttermilk Park CLO, Ltd. 1.341%, 3M LIBOR + 1.100%, 10/15/31 (144A) (a)	250,000	249,221
C-BASS Trust 0.777%, 1M LIBOR + 0.160%, 10/25/36 (a)	179,959	144,796
Canyon Capital CLO, Ltd.
1.341%, 3M LIBOR + 1.100%, 04/15/32 (144A) (a)	460,000	457,237
1.941%, 3M LIBOR + 1.700%, 01/15/34 (144A) (a)	290,000	288,129
Capital Four CLO I DAC 6.470%, 3M EURIBOR + 6.470%, 01/15/33 (EUR) (a)	100,000	107,166
Carlyle Euro CLO DAC 3.300%, 3M EURIBOR + 3.300%, 10/15/35 (144A) (EUR) (a)	450,000	473,030

BHFTII-25

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle Global Market Strategies CLO, Ltd.
1.211%, 3M LIBOR + 0.970%, 04/17/31 (144A) (a)	967,060	$957,184
1.318%, 3M LIBOR + 1.050%, 07/27/31 (144A) (a)	4,066,514	4,033,791
Carlyle U.S. CLO, Ltd.
1.272%, 3M LIBOR + 1.150%, 10/20/34 (144A) (a)	710,000	701,922
1.401%, 3M LIBOR + 1.160%, 07/15/34 (144A) (a)	610,000	606,844
1.421%, 3M LIBOR + 1.180%, 01/15/30 (144A) (a)	1,550,000	1,546,319
Carrington Mortgage Loan Trust 0.617%, 1M LIBOR + 0.160%, 10/25/36 (a)	203,665	198,761
CarVal CLO, Ltd. 3.454%, 3M LIBOR + 3.200%, 04/20/32 (144A) (a)	870,000	860,257
CBAM, Ltd. 1.504%, 3M LIBOR + 1.250%, 07/20/30 (144A) (a)	2,000,000	1,997,060
Cedar Funding CLO, Ltd.
1.234%, 3M LIBOR + 0.980%, 04/20/31 (144A) (a)	380,000	376,524
1.304%, 3M LIBOR + 1.050%, 04/20/34 (144A) (a)	3,020,000	2,987,423
1.334%, 3M LIBOR + 1.080%, 04/20/34 (144A) (a)	535,000	528,716
1.341%, 3M LIBOR + 1.100%, 07/17/31 (144A) (a)	770,000	768,234
1.604%, 3M LIBOR + 1.350%, 04/20/34 (144A) (a)	510,000	494,093
1.858%, 3M LIBOR + 1.350%, 05/29/32 (144A) (a)	250,000	248,118
Chase Funding Trust 6.333%, 04/25/32 (k)	88,991	89,373
CIFC European Funding CLO DAC 5.970%, 3M EURIBOR + 5.970%, 08/18/35 (EUR) (a)	250,000	258,602
CIFC Funding, Ltd.
1.241%, 3M LIBOR + 1.000%, 04/18/31 (144A) (a)	1,289,000	1,279,313
1.265%, 3M LIBOR + 1.010%, 04/23/29 (144A) (a)	1,129,791	1,126,505
1.291%, 3M LIBOR + 1.050%, 07/15/33 (144A) (a)	1,100,000	1,094,906
1.381%, 3M LIBOR + 1.140%, 07/15/34 (144A) (a)	280,000	276,948
1.384%, 3M LIBOR + 1.130%, 10/20/34 (144A) (a)	1,190,000	1,178,476
1.391%, 3M LIBOR + 1.150%, 07/15/36 (144A) (a)	250,000	248,442
1.868%, 3M LIBOR + 1.600%, 04/27/31 (144A) (a)	250,000	248,917
1.991%, 3M LIBOR + 1.750%, 07/16/30 (144A) (a)	250,000	248,449
2.241%, 3M LIBOR + 2.000%, 04/15/30 (144A) (a)	571,000	571,005
Citigroup Mortgage Loan Trust 0.627%, 1M LIBOR + 0.170%, 07/25/45 (a)	650,950	512,941
Clear Creek CLO 1.454%, 3M LIBOR + 1.200%, 10/20/30 (144A) (a)	250,000	249,387
Clontarf Park CLO DAC 3.050%, 3M EURIBOR + 3.050%, 08/05/30 (EUR) (a)	310,000	339,996
Contego CLO VIII DAC 3.200%, 3M EURIBOR + 3.200%, 01/25/34 (144A) (EUR) (a)	250,000	266,330
Countrywide Asset-Backed Certificates
0.617%, 1M LIBOR + 0.160%, 09/25/46 (a)	23,948	23,845
0.677%, 1M LIBOR + 0.220%, 12/25/25 (a)	1,547	9,371
0.717%, 1M LIBOR + 0.260%, 12/25/36 (a)	306,794	298,884
4.517%, 04/25/36 (a)	880,581	813,073
Countrywide Revolving Home Equity Loan Resecuritization Trust
0.697%, 1M LIBOR + 0.300%, 12/15/33 (144A) (a)	232,106	222,957
Countrywide Revolving Home Equity Loan Trust
0.547%, 1M LIBOR + 0.150%, 11/15/36 (a)	258,046	236,504
0.577%, 1M LIBOR + 0.180%, 05/15/35 (a)	97,677	96,097
Credit-Based Asset Servicing & Securitization LLC 3.004%, 12/25/36 (k)	157,192	152,866

Asset-Backed - Other—(Continued)
Crown Point CLO 10, Ltd. 1.424%, 3M LIBOR + 1.170%, 07/20/34 (144A) (a)	620,000	612,637
CVC Cordatus Loan Fund DAC
1.300%, 3M EURIBOR + 1.300%, 02/22/34 (EUR) (a)	250,000	270,160
5.930%, 3M EURIBOR + 5.930%, 09/22/34 (EUR) (a)	250,000	254,759
6.060%, 3M EURIBOR + 6.060%, 07/29/34 (144A) (EUR) (a)	250,000	261,830
6.120%, 3M EURIBOR + 6.120%, 11/18/33 (144A) (EUR) (a)	260,000	267,632
Diameter Capital CLO, Ltd.
1.481%, 3M LIBOR + 1.240%, 07/15/36 (144A) (a)	250,000	249,424
6.183%, 3M LIBOR + 6.060%, 10/15/36 (144A) (a)	250,000	227,566
Dryden 45 Senior Loan Fund 1.941%, 3M LIBOR + 1.700%, 10/15/30 (144A) (a)	540,000	537,954
Dryden 87 CLO, Ltd. 1.580%, 3M LIBOR + 1.100%, 05/20/34 (144A) (a)	400,000	397,550
Dryden CLO, Ltd.
1.361%, 3M LIBOR + 1.120%, 01/15/31 (144A) (a)	6,020,000	5,994,764
1.600%, 3M LIBOR + 1.120%, 05/20/34 (144A) (a)	610,000	605,942
1.841%, 3M LIBOR + 1.600%, 07/18/30 (144A) (a)	250,000	249,762
Dryden Senior Loan Fund
1.294%, 3M LIBOR + 1.040%, 04/20/34 (144A) (a)	910,000	898,943
1.706%, 3M LIBOR + 1.200%, 08/15/30 (144A) (a)	2,205,000	2,199,946
Eaton Vance CLO, Ltd.
2.441%, 3M LIBOR + 2.200%, 10/15/30 (144A) (a)	710,000	704,479
6.741%, 3M LIBOR + 6.500%, 04/15/31 (144A) (a)	500,000	493,183
Elmwood CLO II, Ltd.
1.404%, 3M LIBOR + 1.150%, 04/20/34 (144A) (a)	750,000	741,724
1.904%, 3M LIBOR + 1.650%, 04/20/34 (144A) (a)	250,000	248,202
7.054%, 3M LIBOR + 6.800%, 04/20/34 (144A) (a)	250,000	243,291
Elmwood CLO X, Ltd. 1.294%, 3M LIBOR + 1.040%, 10/20/34 (144A) (a)	1,220,000	1,212,133
Elmwood CLO, Ltd.
1.271%, 3M LIBOR + 1.150%, 01/20/35 (144A) (a)	250,000	247,163
2.204%, 3M LIBOR + 1.950%, 10/20/34 (144A) (a)	250,000	248,461
Euro-Galaxy CLO
2.400%, 3M EURIBOR + 2.400%, 07/25/35 (144A) (EUR) (a)	250,000	272,460
3.250%, 3M EURIBOR + 3.250%, 04/24/34 (144A) (EUR) (a)	290,000	312,160
3.500%, 3M EURIBOR + 3.500%, 07/25/35 (144A) (EUR) (a)	250,000	265,846
Fairstone Financial Issuance Trust 3.735%, 10/20/39 (144A) (CAD)	323,000	253,607
Fidelity Grand Harbour CLO DAC 3.600%, 3M EURIBOR + 3.600%, 10/15/34 (144A) (EUR) (a)	250,000	269,565
First Franklin Mortgage Loan Trust
0.607%, 1M LIBOR + 0.150%, 12/25/36 (a)	1,814,375	1,738,259
0.737%, 1M LIBOR + 0.280%, 12/25/36 (a)	4,082,494	2,149,195
0.877%, 1M LIBOR + 0.420%, 12/25/36 (a)	7,510,003	3,997,005
Flatiron CLO, Ltd.
1.191%, 3M LIBOR + 0.950%, 04/17/31 (144A) (a)	270,000	267,700
1.358%, 3M LIBOR + 1.110%, 07/19/34 (144A) (a)	2,390,000	2,370,149
Foundation Finance Trust 2.190%, 01/15/42 (144A)	1,091,203	1,050,448

BHFTII-26

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Fremont Home Loan Trust 0.737%, 1M LIBOR + 0.280%, 02/25/37 (a)	765,177	$621,421
FS Rialto 1.681%, 1M LIBOR + 1.250%, 11/16/36 (144A) (a)	566,000	556,892
Galaxy CLO, Ltd.
1.341%, 3M LIBOR + 1.100%, 07/15/31 (144A) (a)	250,000	249,208
1.441%, 3M LIBOR + 1.200%, 04/16/34 (144A) (a)	660,000	654,590
Generate CLO, Ltd.
1.504%, 3M LIBOR + 1.250%, 10/20/29 (144A) (a)	624,032	622,906
2.004%, 3M LIBOR + 1.750%, 10/20/29 (144A) (a)	850,000	847,391
2.699%, 3M LIBOR + 2.450%, 01/22/35 (144A) (a)	250,000	244,336
3.749%, 3M LIBOR + 3.500%, 01/22/35 (144A) (a)	250,000	249,810
6.976%, 3M LIBOR + 6.850%, 10/20/34 (144A) (a)	500,000	477,475
Gilbert Park CLO, Ltd. 3.191%, 3M LIBOR + 2.950%, 10/15/30 (144A) (a)	861,000	852,141
GoldentTree Loan Management U.S. CLO, Ltd. 1.384%, 3M LIBOR + 1.130%, 10/20/34 (144A) (a)	910,000	904,154
Goldman Home Improvement Trust Issuer Trust 1.970%, 06/25/51 (144A)	403,000	370,036
Golub Capital BDC CLO LLC 3.041%, 3M LIBOR + 2.800%, 04/15/33 (144A) (a)	250,000	247,204
Golub Capital Partners CLO 58B, Ltd. 1.424%, 3M LIBOR + 1.180%, 01/25/35 (144A) (a)	270,000	265,782
Gracie Point International Funding
1.631%, 1M LIBOR + 1.400%, 11/01/23 (144A) (a)	120,000	119,224
2.631%, 1M LIBOR + 2.400%, 11/01/23 (144A) (a)	160,000	158,084
Great Lakes CLO, Ltd.
1.801%, 3M LIBOR + 1.560%, 07/15/31 (144A) (a)	730,000	725,830
1.941%, 3M LIBOR + 1.700%, 04/15/33 (144A) (a)	420,000	420,260
Grippen Park CLO, Ltd. 3.554%, 3M LIBOR + 3.300%, 01/20/30 (144A) (a)	250,000	248,500
Gulf Stream Meridian, Ltd.
1.441%, 3M LIBOR + 1.200%, 07/15/34 (144A) (a)	1,860,000	1,841,004
2.041%, 3M LIBOR + 1.800%, 07/15/34 (144A) (a)	250,000	247,588
6.591%, 3M LIBOR + 6.350%, 07/15/34 (144A) (a)	250,000	238,069
Harvest CLO 2.050%, 10/20/32 (144A) (EUR)	250,000	270,782
Henley CLO DAC
1.350%, 3M EURIBOR + 1.350%, 04/25/34 (EUR) (a)	100,000	107,711
2.100%, 3M EURIBOR + 2.100%, 04/25/34 (144A) (EUR) (a)	250,000	271,598
Highbridge Loan Management, Ltd.
1.394%, 3M LIBOR + 1.140%, 04/20/34 (144A) (a)	1,160,000	1,151,269
1.421%, 3M LIBOR + 1.180%, 07/18/29 (144A) (a)	500,000	498,855
Home Partners of America Trust 3.799%, 12/17/26 (144A)	1,406,412	1,289,343
HPS Loan Management, Ltd. 1.315%, 3M LIBOR + 1.000%, 02/05/31 (144A) (a)	1,380,565	1,377,166
ICG U.S. CLO, Ltd.
1.388%, 3M LIBOR + 1.140%, 10/19/28 (144A) (a)	1,052,302	1,051,605
Invesco Euro CLO V DAC 3.800%, 3M EURIBOR + 3.800%, 01/15/34 (EUR) (a)	100,000	108,521
Jamestown CLO XII, Ltd. 2.404%, 3M LIBOR + 2.150%, 04/20/32 (144A) (a)	260,000	259,235
Knollwood CDO, Ltd. 3.431%, 3M LIBOR + 3.200%, 01/10/39 (144A) † (a)	1,041,547	104

Asset-Backed - Other—(Continued)
LCM, Ltd.
1.294%, 3M LIBOR + 1.040%, 10/20/27 (144A) (a)	435,544	434,088
1.311%, 3M LIBOR + 1.070%, 04/15/31 (144A) (a)	250,000	248,420
1.324%, 3M LIBOR + 1.070%, 01/20/31 (144A) (a)	2,590,000	2,570,922
Legacy Mortgage Asset Trust 3.375%, 02/25/59 (144A) (a)	1,228,214	1,221,410
Lehman ABS Mortgage Loan Trust 0.547%, 1M LIBOR + 0.090%, 06/25/37 (144A) (a)	144,875	110,905
Lendmark Funding Trust
2.470%, 11/20/31 (144A)	290,000	264,769
3.090%, 04/20/32 (144A)	170,000	153,949
3.410%, 11/20/31 (144A)	220,000	201,704
5.050%, 11/20/31 (144A)	450,000	405,453
Litigation Fee Residual Funding LLC 4.000%, 10/30/27 (144A) †	102,480	97,860
LoanCore Issuer, Ltd.
1.527%, 1M LIBOR + 1.130%, 05/15/28 (144A) (a)	138,970	138,783
1.697%, 1M LIBOR + 1.300%, 11/15/38 (144A) (a)	580,000	577,113
Loanpal Solar Loan, Ltd.
2.290%, 01/20/48 (144A)	988,052	902,806
2.750%, 07/20/47 (144A)	1,020,042	967,135
Logan CLO, Ltd. 1.414%, 3M LIBOR + 1.160%, 07/20/34 (144A) (a)	730,000	729,066
Long Beach Mortgage Loan Trust
0.617%, 1M LIBOR + 0.160%, 08/25/36 (a)	550,873	263,627
0.757%, 1M LIBOR + 0.300%, 06/25/36 (a)	494,385	303,821
Longfellow Place CLO, Ltd. 1.991%, 3M LIBOR + 1.750%, 04/15/29 (144A) (a)	250,000	248,225
Madison Park Euro Funding DAC
3.200%, 3M EURIBOR + 3.200%, 05/25/34 (144A) (EUR) (a)	250,000	268,422
3.600%, 3M EURIBOR + 3.600%, 07/15/32 (144A) (EUR) (a)	250,000	270,826
6.020%, 3M EURIBOR + 6.020%, 05/25/34 (144A) (EUR) (a)	250,000	260,304
Madison Park Funding, Ltd.
1.179%, 3M LIBOR + 0.920%, 01/22/28 (144A) (a)	1,022,376	1,017,036
1.195%, 3M LIBOR + 0.940%, 10/21/30 (144A) (a)	5,000,000	4,981,860
1.198%, 3M LIBOR + 0.950%, 04/19/30 (144A) (a)	1,303,022	1,296,140
1.244%, 3M LIBOR + 0.990%, 04/20/32 (144A) (a)	550,000	547,750
1.311%, 3M LIBOR + 1.070%, 07/15/33 (144A) (a)	350,000	348,821
1.361%, 3M LIBOR + 1.120%, 07/15/34 (144A) (a)	790,000	786,341
1.361%, 3M LIBOR + 1.120%, 07/17/34 (144A) (a)	860,000	853,705
1.499%, 3M LIBOR + 1.200%, 07/29/30 (144A) (a)	2,030,000	2,022,952
1.908%, 3M LIBOR + 1.650%, 04/25/29 (144A) (a)	250,000	249,910
2.268%, 3M LIBOR + 2.000%, 07/27/31 (144A) (a)	250,000	248,253
6.369%, 3M LIBOR + 6.250%, 10/19/34 (144A) (a)	250,000	245,202
Marble Point CLO, Ltd. 1.421%, 3M LIBOR + 1.180%, 12/18/30 (144A) (a)	580,000	575,801
Mariner CLO LLC
1.249%, 3M LIBOR + 0.990%, 07/23/29 (144A) (a)	271,913	270,534
1.759%, 3M LIBOR + 1.500%, 07/23/29 (144A) (a)	522,000	517,716
2.309%, 3M LIBOR + 2.050%, 07/23/29 (144A) (a)	1,015,000	1,010,012
Mariner Finance Issuance Trust
3.420%, 11/20/36 (144A)	100,000	91,486
3.510%, 07/20/32 (144A)	560,000	549,074

BHFTII-27

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Mariner Finance Issuance Trust
4.010%, 07/20/32 (144A)	490,000	$477,640
4.680%, 11/20/36 (144A)	400,000	365,755
Merrill Lynch First Franklin Mortgage Loan Trust 0.697%, 1M LIBOR + 0.240%, 05/25/37 (a)	8,259,826	6,851,177
Mill City Solar Loan, Ltd. 3.690%, 07/20/43 (144A)	1,204,712	1,196,221
Mosaic Solar Loan Trust
2.100%, 04/20/46 (144A)	179,429	169,512
2.880%, 09/20/40 (144A)	138,339	134,146
MP CLO, Ltd. 1.504%, 3M LIBOR + 1.250%, 10/20/30 (144A) (a)	1,010,000	1,003,517
Neuberger Berman Loan Advisers CLO, Ltd.
1.161%, 3M LIBOR + 0.920%, 10/18/30 (144A) (a)	1,770,000	1,755,888
1.281%, 3M LIBOR + 1.040%, 04/15/34 (144A) (a)	440,000	433,774
1.341%, 3M LIBOR + 1.100%, 07/16/35 (144A) (a)	680,000	673,367
1.704%, 3M LIBOR + 1.450%, 07/20/31 (144A) (a)	250,000	247,855
Nomura Asset Acceptance Corp. Alternative Loan Trust 0.857%, 1M LIBOR + 0.400%, 10/25/36 (144A) (a)	95,748	119,484
OAK Hill European Credit Partners V Designated Activity Co. 1.900%, 3M EURIBOR + 1.900%, 01/21/35 (144A) (EUR) (a)	250,000	268,440
OCP CLO, Ltd.
1.231%, 3M LIBOR + 1.000%, 04/10/33 (144A) (a)	250,000	247,705
1.296%, 3M LIBOR + 1.180%, 12/02/34 (144A) (a)	330,000	326,287
1.344%, 3M LIBOR + 1.090%, 07/20/32 (144A) (a)	500,000	495,511
1.347%, 3M LIBOR + 1.080%, 04/26/31 (144A) (a)	160,000	158,706
1.667%, 3M LIBOR + 1.400%, 04/26/31 (144A) (a)	180,000	179,528
2.159%, 3M LIBOR + 1.900%, 04/24/29 (144A) (a)	911,000	899,049
2.430%, 3M LIBOR + 1.950%, 11/20/30 (144A) (a)	250,000	246,408
OCP Euro CLO DAC
1.700%, 3M EURIBOR + 1.700%, 09/22/34 (144A) (EUR) (a)	570,000	617,680
5.940%, 3M EURIBOR + 5.940%, 09/22/34 (144A) (EUR) (a)	400,000	418,108
5.940%, 3M EURIBOR + 5.940%, 09/22/34 (EUR) (a)	250,000	261,317
Octagon 54, Ltd. 3.291%, 3M LIBOR + 3.050%, 07/15/34 (144A) (a)	250,000	248,617
Octagon Investment Partners, Ltd.
1.201%, 3M LIBOR + 0.960%, 04/16/31 (144A) (a)	2,210,000	2,187,157
1.258%, 3M LIBOR + 1.000%, 01/25/31 (144A) (a)	3,670,000	3,648,831
1.261%, 3M LIBOR + 1.020%, 07/17/30 (144A) (a)	3,370,000	3,361,066
1.404%, 3M LIBOR + 1.150%, 07/20/34 (144A) (a)	1,920,000	1,899,350
1.444%, 3M LIBOR + 1.190%, 01/20/31 (144A) (a)	250,000	248,819
1.598%, 3M LIBOR + 1.350%, 07/19/30 (144A) (a)	250,000	248,776
1.838%, 3M LIBOR + 1.580%, 07/25/30 (144A) (a)	250,000	247,935
1.955%, 3M LIBOR + 1.700%, 04/21/31 (144A) (a)	560,000	557,494
OHA Credit Funding, Ltd.
1.394%, 3M LIBOR + 1.140%, 07/02/35 (144A) (a)	550,000	546,431
1.405%, 3M LIBOR + 1.150%, 04/21/34 (144A) (a)	2,340,000	2,327,231
1.409%, 3M LIBOR + 1.150%, 10/22/36 (144A) (a)	250,000	247,033
1.904%, 3M LIBOR + 1.650%, 07/02/35 (144A) (a)	343,000	339,892
OHA Loan Funding, Ltd.
1.360%, 3M LIBOR + 1.150%, 01/19/37 (144A) (a)	500,000	496,644
1.504%, 3M LIBOR + 1.040%, 05/23/31 (144A) (a)	5,670,000	5,650,042

Asset-Backed - Other—(Continued)
OneMain Financial Issuance Trust
2.220%, 06/16/36 (144A)	100,000	90,794
2.470%, 06/16/36 (144A)	150,000	132,624
3.140%, 10/14/36 (144A)	3,280,000	3,205,368
3.840%, 05/14/32 (144A)	2,332,000	2,350,034
Oportun Issuance Trust
1.960%, 05/08/31 (144A)	170,000	161,864
2.180%, 10/08/31 (144A)	2,500,000	2,354,214
2.670%, 10/08/31 (144A)	1,191,000	1,124,367
3.610%, 10/08/31 (144A)	383,000	365,323
3.650%, 05/08/31 (144A)	100,000	97,284
Owl Rock CLO VI, Ltd. 1.572%, 3M LIBOR + 1.450%, 06/21/32 (144A) (a)	250,000	248,002
OZLM Funding, Ltd. 1.509%, 3M LIBOR + 1.250%, 10/22/30 (144A) (a)	10,503,398	10,450,251
OZLM XXII, Ltd. 1.311%, 3M LIBOR + 1.070%, 01/17/31 (144A) (a)	249,683	248,134
OZLM, Ltd.
1.259%, 3M LIBOR + 1.020%, 04/15/31 (144A) (a)	520,000	515,835
2.154%, 3M LIBOR + 1.900%, 01/20/31 (144A) (a)	320,000	313,380
Palmer Square CLO, Ltd.
1.248%, 3M LIBOR + 1.000%, 10/17/31 (144A) (a)	560,000	557,151
1.271%, 3M LIBOR + 1.030%, 04/18/31 (144A) (a)	1,040,000	1,037,682
1.341%, 3M LIBOR + 1.100%, 07/16/31 (144A) (a)	1,240,000	1,234,083
1.371%, 3M LIBOR + 1.130%, 01/17/31 (144A) (a)	1,312,000	1,307,879
1.383%, 3M LIBOR + 1.150%, 01/15/35 (144A) (a)	250,000	248,753
1.586%, 3M LIBOR + 1.080%, 11/15/31 (144A) (a)	250,000	248,951
1.610%, 3M LIBOR + 1.130%, 05/21/34 (144A) (a)	4,195,000	4,175,879
2.180%, 3M LIBOR + 1.700%, 05/21/34 (144A) (a)	250,000	246,866
5.839%, 3M LIBOR + 5.600%, 07/16/31 (144A) (a)	250,000	241,744
Palmer Square Loan Funding, Ltd.
1.804%, 3M LIBOR + 1.550%, 04/20/28 (144A) (a)	1,120,000	1,117,899
1.830%, 3M LIBOR + 1.350%, 02/20/28 (144A) (a)	980,000	971,651
5.128%, 3M LIBOR + 5.000%, 10/15/29 (144A) (a)	270,000	261,970
5.830%, 3M LIBOR + 5.350%, 08/20/27 (144A) (a)	250,000	246,842
6.159%, 3M LIBOR + 5.900%, 10/24/27 (144A) (a)	262,000	258,079
7.004%, 3M LIBOR + 6.750%, 04/20/27 (144A) (a)	250,000	249,906
Parallel, td. 2.004%, 3M LIBOR + 1.750%, 07/20/27 (144A) (a)	350,000	347,859
Park Avenue Institutional Advisers CLO, Ltd.
1.635%, 3M LIBOR + 1.240%, 02/14/34 (144A) (a)	1,050,000	1,047,705
1.945%, 3M LIBOR + 1.550%, 02/14/34 (144A) (a)	730,000	716,282
7.554%, 3M LIBOR + 7.300%, 01/20/34 (144A) (a)	250,000	238,191
Penta CLO DAC 5.930%, 3M EURIBOR + 5.930%, 01/15/34 (144A) (EUR) (a)	250,000	260,713
Pikes Peak CLO
1.424%, 3M LIBOR + 1.170%, 07/20/34 (144A) (a)	1,180,000	1,173,109
1.439%, 3M LIBOR + 1.180%, 07/24/31 (144A) (a)	250,000	249,417
Post CLO, Ltd. 3.191%, 3M LIBOR + 2.950%, 04/16/31 (144A) (a)	250,000	248,100
Preston Ridge Partners Mortgage LLC 2.951%, 10/25/25 (144A) (k)	1,225,544	1,194,164
Pretium Mortgage Credit Partners I LLC 2.487%, 07/25/51 (144A) (k)	2,492,352	2,417,195

BHFTII-28

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Prima Capital CRE Securitization, Ltd.
4.000%, 08/24/40 (144A)	1,740,000	$1,664,660
4.000%, 08/24/49 (144A)	260,000	249,870
Progress Residential Trust
2.757%, 04/17/38 (144A)	500,000	430,585
3.395%, 04/19/38 (144A)	967,000	881,811
3.407%, 05/17/38 (144A)	1,340,000	1,227,566
3.436%, 05/17/26 (144A)	1,070,000	965,708
3.666%, 12/17/40 (144A)	348,000	316,839
4.053%, 11/17/40 (144A)	221,000	189,172
4.608%, 12/17/40 (144A)	1,406,000	1,296,389
Race Point CLO, Ltd. 1.181%, 3M LIBOR + 0.940%, 10/15/30 (144A) (a)	789,000	787,513
Rad CLO, Ltd.
1.321%, 3M LIBOR + 1.080%, 10/15/31 (144A) (a)	540,000	536,228
1.337%, 3M LIBOR + 1.090%, 01/20/34 (144A) (a)	250,000	249,526
1.791%, 3M LIBOR + 1.550%, 04/15/32 (144A) (a)	250,000	248,517
2.991%, 3M LIBOR + 2.750%, 04/15/32 (144A) (a)	250,000	245,636
3.058%, 3M LIBOR + 2.800%, 04/25/32 (144A) (a)	250,000	250,138
6.447%, 3M LIBOR + 6.200%, 01/20/34 (144A) (a)	250,000	242,362
Regatta VI Funding, Ltd. 1.414%, 3M LIBOR + 1.160%, 04/20/34 (144A) (a)	760,000	751,980
Regatta VII Funding, Ltd. 2.078%, 3M LIBOR + 1.150%, 06/20/34 (144A) (a)	280,000	278,226
Regatta XVI Funding, Ltd. 2.291%, 3M LIBOR + 2.050%, 01/15/33 (144A) (a)	250,000	249,915
Regional Management Issuance Trust 3.875%, 10/17/33 (g) (h)	3,710,000	3,533,775
Republic Finance Issuance Trust
2.300%, 12/22/31 (144A)	2,250,000	2,135,061
2.800%, 12/22/31 (144A)	500,000	470,368
3.530%, 12/22/31 (144A)	170,000	159,937
Riserva CLO, Ltd. 1.301%, 3M LIBOR + 1.060%, 01/18/34 (144A) (a)	940,000	928,122
Rockfield Park CLO DAC 5.950%, 3M EURIBOR + 5.950%, 07/16/34 (EUR) (a)	250,000	256,434
Rockford Tower CLO, Ltd.
1.354%, 3M LIBOR + 1.100%, 04/20/34 (144A) (a)	1,856,000	1,829,687
1.424%, 3M LIBOR + 1.170%, 07/20/34 (144A) (a)	1,260,000	1,252,131
1.444%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	3,405,000	3,396,293
1.741%, 3M LIBOR + 1.500%, 10/15/29 (144A) (a)	1,781,000	1,766,458
1.904%, 3M LIBOR + 1.650%, 04/20/34 (144A) (a)	1,160,000	1,141,742
2.130%, 3M LIBOR + 1.650%, 08/20/32 (144A) (a)	250,000	247,574
3.091%, 3M LIBOR + 2.850%, 10/15/29 (144A) (a)	939,000	918,169
Rockford Tower Europe CLO DAC
1.850%, 3M EURIBOR + 1.850%, 12/20/31 (EUR) (a)	407,000	446,021
5.360%, 3M EURIBOR + 5.360%, 12/20/31 (144A) (EUR) (a)	270,000	283,156
Romark CLO, Ltd.
3.431%, 3M LIBOR + 3.200%, 07/10/34 (144A) (a)	310,000	299,400
5.231%, 3M LIBOR + 5.000%, 07/10/34 (144A) (a)	250,000	248,276
Romark WM-R, Ltd. 1.284%, 3M LIBOR + 1.030%, 04/20/31 (144A) (a)	247,404	246,681
RR 1 LLC 1.391%, 3M LIBOR + 1.150%, 07/15/35 (144A) (a)	1,620,000	1,611,898

Asset-Backed - Other—(Continued)
RR, Ltd.
1.331%, 3M LIBOR + 1.090%, 01/15/30 (144A) (a)	860,000	858,055
1.891%, 3M LIBOR + 1.650%, 10/15/31 (144A) (a)	250,000	248,807
RRE 5 Loan Management DAC 1.750%, 3M EURIBOR + 1.750%, 01/15/37 (144A) (EUR) (a)	390,000	423,810
RRE 9 Loan Management DAC 1.700%, 3M EURIBOR + 1.700%, 10/15/36 (144A) (EUR) (a)	560,000	605,093
Service Experts Issuer LLC 2.670%, 02/02/32 (144A)	1,182,213	1,131,242
SG Mortgage Securities Trust 0.667%, 1M LIBOR + 0.210%, 10/25/36 (a)	570,000	462,991
Signal Peak CLO LLC 1.754%, 3M LIBOR + 1.500%, 04/20/29 (144A) (a)	1,412,000	1,405,068
Signal Peak CLO, Ltd.
1.401%, 3M LIBOR + 1.160%, 04/17/34 (144A) (a)	3,750,000	3,721,147
2.041%, 3M LIBOR + 1.800%, 04/17/34 (144A) (a)	490,000	486,697
Silver Creek CLO, Ltd. 1.494%, 3M LIBOR + 1.240%, 07/20/30 (144A) (a)	1,682,893	1,678,443
Sixth Street CLO, Ltd 1.354%, 3M LIBOR + 1.100%, 07/20/34 (144A) (a)	2,890,000	2,864,423
Sound Point CLO, Ltd.
1.159%, 3M LIBOR + 0.900%, 01/23/29 (144A) (a)	234,757	233,438
1.337%, 3M LIBOR + 1.070%, 01/26/31 (144A) (a)	500,000	496,213
1.411%, 3M LIBOR + 1.170%, 07/15/34 (144A) (a)	4,840,000	4,776,523
1.538%, 3M LIBOR + 1.280%, 01/25/32 (144A) (a)	350,000	349,245
2.304%, 3M LIBOR + 2.050%, 10/20/28 (144A) (a)	780,000	768,018
3.604%, 3M LIBOR + 3.350%, 07/20/34 (144A) (a)	250,000	247,938
Soundview Home Loan Trust 1.252%, 1M LIBOR + 0.795%, 01/25/35 (a)	15,736	14,287
St Paul’s CLO VI DAC 3.300%, 3M EURIBOR + 3.300%, 05/20/34 (144A) (EUR) (a)	500,000	538,739
Steele Creek CLO, Ltd. 1.491%, 3M LIBOR + 1.250%, 10/15/30 (144A) (a)	670,000	668,259
Symphony CLO, Ltd. 1.334%, 3M LIBOR + 1.080%, 04/20/33 (144A) (a)	398,000	396,720
1.841%, 3M LIBOR + 1.600%, 01/15/34 (144A) (a)	250,000	248,305
TCI-Flatiron CLO, Ltd. 1.429%, 3M LIBOR + 0.960%, 11/18/30 (144A) (a)	680,000	678,201
TCW CLO AMR, Ltd. 1.679%, 3M LIBOR + 1.220%, 08/16/34 (144A) (a)	250,000	248,710
TIAA CLO, Ltd.
1.391%, 3M LIBOR + 1.150%, 01/16/31 (144A) (a)	571,000	569,638
TICP CLO, Ltd.
1.361%, 3M LIBOR + 1.120%, 01/15/34 (144A) (a)	820,000	810,608
1.411%, 3M LIBOR + 1.170%, 07/15/34 (144A) (a)	250,000	248,443
1.741%, 3M LIBOR + 1.500%, 01/15/34 (144A) (a)	1,050,000	1,037,400
7.291%, 3M LIBOR + 7.050%, 04/15/33 (144A) (a)	500,000	485,984
Trestles CLO, Ltd.
1.425%, 3M LIBOR + 1.170%, 07/21/34 (144A) (a)	1,170,000	1,159,113
1.425%, 3M LIBOR + 1.170%, 10/20/34 (144A) (a)	1,190,000	1,183,011
1.584%, 3M LIBOR + 1.330%, 01/20/33 (144A) (a)	1,170,000	1,167,898
2.104%, 3M LIBOR + 1.850%, 01/20/33 (144A) (a)	520,000	515,212
3.158%, 3M LIBOR + 2.900%, 04/25/32 (144A) (a)	250,000	245,795

BHFTII-29

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Tricon American Homes Trust
4.564%, 05/17/37 (144A)	260,000	$250,384
4.960%, 05/17/37 (144A)	180,000	175,745
Tricon Residential Trust
3.692%, 07/17/38 (144A)	795,000	734,825
4.133%, 07/17/38 (144A)	639,000	579,159
Trinitas CLO, Ltd.
1.641%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	160,000	158,228
2.258%, 3M LIBOR + 2.000%, 01/25/34 (144A) (a)	560,000	548,579
3.258%, 3M LIBOR + 3.000%, 01/25/34 (144A) (a)	400,000	397,085
Upstart Pass-Through Trust 2.000%, 07/20/27 (144A)	273,262	263,903
Venture CLO, Ltd. 1.311%, 3M LIBOR + 1.070%, 07/18/31 (144A) (a)	420,000	415,494
VOLT CVI LLC 2.734%, 12/26/51 (144A) (k)	2,410,040	2,342,101
Voya CLO, Ltd.
1.294%, 3M LIBOR + 1.040%, 04/20/34 (144A) (a)	357,000	353,014
1.301%, 3M LIBOR + 1.060%, 04/15/31 (144A) (a)	1,989,000	1,984,491
1.371%, 3M LIBOR + 1.130%, 10/15/30 (144A) (a)	1,020,000	1,016,889
Voya Euro CLO DAC
0.960%, 3M EURIBOR + 0.960%, 07/15/35 (144A) (EUR) (a)	1,030,000	1,123,495
1.750%, 3M EURIBOR + 1.750%, 04/15/35 (144A) (EUR) (a)	340,000	368,630
3.100%, 3M EURIBOR + 3.100%, 04/15/35 (144A) (EUR) (a)	250,000	265,689
5.810%, 3M EURIBOR + 5.810%, 04/15/35 (144A) (EUR) (a)	250,000	255,500
Washington Mutual Asset-Backed Certificates Trust
0.612%, 1M LIBOR + 0.155%, 10/25/36 (a)	592,787	495,771
0.817%, 1M LIBOR + 0.360%, 09/25/36 (a)	1,827,152	677,725
Whitebox CLO, Ltd.
3.309%, 3M LIBOR + 3.050%, 07/24/32 (144A) (a)	500,000	493,633
3.471%, 3M LIBOR + 3.350%, 10/15/34 (144A) (a)	250,000	244,455
6.659%, 3M LIBOR + 6.400%, 07/24/32 (144A) (a)	250,000	241,730
6.971%, 3M LIBOR + 6.850%, 10/15/34 (144A) (a)	250,000	240,477
Woodmont Trust 1.924%, 3M LIBOR + 1.670%, 04/20/33 (144A) (a)	1,570,000	1,554,066

		377,934,142

Asset-Backed - Student Loan—1.0%
College Avenue Student Loans LLC
2.420%, 06/25/52 (144A)	190,000	176,751
2.720%, 06/25/52 (144A)	100,000	92,963
4.110%, 07/26/55 (144A)	100,000	94,559
Navient Private Education Refi Loan Trust 1.297%, 1M LIBOR + 0.900%, 11/15/68 (144A) (a)	441,961	438,952
2.610%, 04/15/60(144A)	280,000	262,322
2.690%, 07/15/69(144A)	450,000	430,345
3.480%, 04/15/60(144A)	710,000	664,312
4.000%, 04/15/60(144A)	230,000	214,311
Nelnet Student Loan Trust
2.530%, 04/20/62(144A)	2,830,000	2,564,204
2.680%, 04/20/62(144A)	3,120,000	2,855,254

Asset-Backed - Student Loan—(Continued)
Nelnet Student Loan Trust
2.850%, 04/20/62(144A)	3,661,000	3,404,799
2.900%, 04/20/62(144A)	1,640,000	1,533,499
3.360%, 04/20/62(144A)	110,000	103,602
3.500%, 04/20/62(144A)	170,000	159,009
3.570%, 04/20/62(144A)	870,000	802,527
3.750%, 04/20/62(144A)	2,130,000	2,068,009
4.380%, 04/20/62(144A)	100,000	94,895
4.440%, 04/20/62(144A)	160,000	152,033
4.750%, 04/20/62(144A)	260,000	242,443
4.930%, 04/20/62(144A)	860,000	810,494
Prodigy Finance DAC
1.707%, 1M LIBOR + 1.250%, 07/25/51 (144A) (a)	1,027,131	1,024,988
2.957%, 1M LIBOR + 2.500%, 07/25/51 (144A) (a)	250,000	249,953
Scholar Funding Trust 1.097%, 1M LIBOR + 0.650%, 01/30/45 (144A) (a)	3,253,818	3,216,354
SLM Private Credit Student Loan Trust 1.156%, 3M LIBOR + 0.330%, 03/15/24 (a)	602,385	599,610
SLM Private Education Loan Trust 5.147%, 1M LIBOR + 4.750%, 10/15/41 (144A) (a)	3,271,464	3,626,162
SMB Private Education Loan Trust
2.300%, 01/15/53(144A)	150,000	140,028
2.310%, 01/15/53(144A)	760,000	709,774
2.990%, 01/15/53(144A)	2,040,000	1,902,156
3.000%, 01/15/53(144A)	120,000	113,678
3.500%, 12/17/40(144A)	1,340,000	1,297,045
3.860%, 01/15/53(144A)	1,560,000	1,489,863
3.930%, 01/15/53(144A)	100,000	94,444

		31,629,338

Total Asset-Backed Securities (Cost $450,669,061)		442,636,111

Mortgage-Backed Securities—5.7%

Collateralized Mortgage Obligations—1.7%
Agate Bay Mortgage Trust
3.535%, 06/25/45 (144A) (a)	104,000	99,619
3.567%, 04/25/45 (144A) (a)	150,000	145,533
3.703%, 01/25/45 (144A) (a)	130,000	126,726
Alternative Loan Trust
0.639%, 1M LIBOR + 0.190%, 03/20/47 (a)	1,054,940	892,890
0.649%, 1M LIBOR + 0.200%, 07/20/46 (a)	1,812,297	1,387,441
0.737%, 1M LIBOR + 0.280%, 04/25/47 (a)	497,593	447,825
0.807%, 1M LIBOR + 0.350%, 06/25/35 (a)	997,452	858,475
0.837%, 1M LIBOR + 0.380%, 10/25/46 (a)	648,936	617,794
0.917%, 1M LIBOR + 0.460%, 11/25/36 (a)	529,825	510,764
1.057%, 1M LIBOR + 0.600%, 01/25/36 (a)	336,072	296,130
1.871%, 12M MTA + 1.730%, 11/25/46 (a)	1,813,472	1,537,923
5.500%, 04/25/37	585,889	394,486
6.000%, 04/25/37	95,981	56,851
6.000%, 05/25/37	2,174,492	1,347,287
American Home Mortgage Assets Trust
1.061%, 12M MTA + 0.920%, 11/25/46 (a)	245,483	86,977
1.081%, 12M MTA + 0.940%, 10/25/46 (a)	358,035	286,613

BHFTII-30

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
APS Resecuritization Trust 3.307%, 1M LIBOR + 2.850%, 09/27/46 (144A) (a)	879,470	$877,792
Ari Investments LLC
2.986%, 01/06/25	686,928	686,928
Barclays Mortgage Trust 2.000%, 11/25/51 (144A) (k)	4,584,747	4,418,491
Bear Stearns Asset-Backed Securities Trust
6.250%, 12/25/35 (k)	1,369,413	1,163,544
6.250%, 02/25/36 (k)	2,081,529	1,738,861
Chase Mortgage Finance Trust 6.000%, 12/25/37	6,498,179	3,676,843
CHL Mortgage Pass-Through Trust 1.101%, 12M MTA + 0.960%, 04/25/46 (a)	3,278,418	1,229,404
Credit Suisse Mortgage Capital Certificates
2.436%, 02/25/61 (144A) (a)	2,044,333	1,943,567
6.500%, 10/27/37 (144A)	2,614,726	1,330,004
CSFB Mortgage-Backed Pass-Through Certificates 1.807%, 1M LIBOR + 1.350%, 11/25/35 (a)	420,482	76,527
Deutsche ALT-A Securities Mortgage Loan Trust 0.627%, 1M LIBOR + 0.170%, 08/25/47 (a)	309,980	341,999
Deutsche ALT-A Securities, Inc. Alternate Loan Trust 0.709%, 1M LIBOR + 0.500%, 01/27/37 (144A) (a)	5,568	5,600
GreenPoint Mortgage Funding Trust 2.141%, 12M MTA + 2.000%, 03/25/36 (a)	124,832	122,913
GS Mortgage-Backed Securities Corp. 4.374%, 11/25/49 (144A) (a)	255,896	256,282
GSR Mortgage Loan Trust 6.000%, 07/25/37	384,289	315,834
HarborView Mortgage Loan Trust 0.654%, 1M LIBOR + 0.205%, 12/19/36 (a)	2,367,153	2,186,036
Impac Secured Assets Trust 0.797%, 1M LIBOR + 0.340%, 11/25/36 (a)	195,269	176,972
IndyMac INDX Mortgage Loan Trust 2.967%, 09/25/37 (a)	685,733	523,583
JPMorgan Alternative Loan Trust
0.877%, 1M LIBOR + 0.420%, 03/25/37 (a)	802,803	816,798
3.250%, 05/25/37 (a)	160,344	146,397
JPMorgan Mortgage Trust
0.272%, 02/25/52 (144A) (a) (b)	9,878,917	111,831
0.500%, 02/25/52 (144A) (a) (b)	9,879,773	252,641
2.500%, 02/25/52 (144A) (a)	7,709,624	7,125,439
3.220%, 02/25/52 (144A) (a)	130,743	60,042
3.272%, 02/25/52 (144A) (a)	1,001,446	900,708
6.500%, 08/25/36	185,543	93,866
Legacy Mortgage Asset Trust
1.750%, 04/25/61 (144A) (k)	3,483,436	3,321,070
2.734%, 01/25/60 (144A) (k)	359,675	357,302
MASTR Resecuritization Trust 0.621%, 08/25/37 (144A) (a)	258,856	143,572
Merrill Lynch Mortgage Investors Trust 2.735%, 05/25/36 (a)	615,847	513,865
MFA Trust 3.514%, 04/25/65 (144A) (a)	540,000	525,281
Mortgage Loan Resecuritization Trust 0.571%, 1M LIBOR + 0.340%, 04/16/36 (144A) (a)	1,056,072	1,000,034

Collateralized Mortgage Obligations—(Continued)
New Residential Mortgage Loan Trust 4.250%, 12/25/57 (144A) (a)	283,657	287,192
New York Mortgage Trust, Inc. 2.944%, 10/25/60 (144A) (a)	2,373,814	2,323,971
Nomura Asset Acceptance Corp. Alternative Loan Trust 7.134%, 05/25/36 (k)	226,892	65,520
Provident Funding Mortgage Trust 4.687%, 1M LIBOR + 4.500%, 02/25/55 (144A) (a)	211,111	208,074
RFMSI Trust 4.446%, 08/25/36 (a)	917,529	695,129
RMF Buyout Issuance Trust 3.690%, 11/25/31 (144A) (a)	509,000	480,408
Seasoned Credit Risk Transfer Trust
Zero Coupon, 07/25/56 (144A) (l)	793,973	233,494
2.127%, 07/25/56 (144A) (a) (b)	1,064,201	98,895
4.266%, 05/25/57 (a)	160,717	88,219
Seasoned Loans Structured Transaction Trust 4.750%, 09/25/60 (144A) (a)	2,550,000	2,479,248
Sequoia Mortgage Trust 2.649%, 07/20/37 (a)	191,514	167,760
Structured Adjustable Rate Mortgage Loan Trust
3.020%, 04/25/36 (a)	200,820	141,609
3.107%, 04/25/47 (a)	629,612	374,088
Structured Asset Mortgage Investments Trust
0.837%, 1M LIBOR + 0.380%, 06/25/36 (a)	846,299	783,418
0.877%, 1M LIBOR + 0.420%, 05/25/46 (a)	148,354	105,548
0.917%, 1M LIBOR + 0.460%, 02/25/36 (a)	1,144,592	1,008,106
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	306,492	306,285
Verus Securitization Trust 2.601%, 05/25/65 (144A) (a)	391,000	372,451
VISIO Trust 3.910%, 11/25/54 (144A) (a)	169,000	162,063
Vista Point Securitization Trust 4.900%, 04/25/65 (144A) (a)	100,000	97,673
Voyager OPTONE Delaware Trust 9.198%, 02/25/38 (144A) (a) (b)	3,112,019	930,385
WaMu Mortgage Pass-Through Certificates Trust 0.891%, 12M MTA + 0.750%, 06/25/47 (a)	461,629	435,659

		57,378,555

Commercial Mortgage-Backed Securities—4.0%
1211 Avenue of the Americas Trust 4.142%, 08/10/35 (144A) (a)	230,000	212,899
ACEN Mortgage Trust 3.497%, 1M LIBOR + 3.100%, 04/15/34 (144A) (a)	453,000	442,624
Arbor Multifamily Mortgage Securities Trust 1.750%, 05/15/53 (144A)	126,000	94,519
Ashford Hospitality Trust, Inc. 2.497%, 1M LIBOR + 2.100%, 04/15/35 (144A) (a)	138,000	133,510
Atrium Hotel Portfolio Trust
2.347%, 1M LIBOR + 1.950%, 12/15/36 (144A) (a)	1,540,000	1,493,499
3.447%, 1M LIBOR + 3.050%, 12/15/36 (144A) (a)	178,038	167,292

BHFTII-31

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BAMLL Commercial Mortgage Securities Trust
1.797%, 1M LIBOR + 1.400%, 11/15/33 (144A) (a)	510,000	$488,809
1.897%, 1M LIBOR + 1.500%, 11/15/32 (144A) (a)	300,000	263,073
2.397%, 1M LIBOR + 2.000%, 11/15/32 (144A) (a)	630,000	521,079
3.596%, 04/14/33 (144A) (a)	250,000	234,220
Banc of America Commercial Mortgage Trust
0.599%, 02/15/50 (a) (b)	4,070,000	109,985
1.256%, 02/15/50 (144A) (a) (b)	2,000,000	106,420
BANK 0.379%, 09/15/62 (a) (b)	8,619,000	210,789
Barclays Commercial Mortgage Trust 1.119%, 1M LIBOR + 0.722%, 03/15/37 (144A) (a)	280,000	273,120
Bayview Commercial Asset Trust
0.707%, 1M LIBOR + 0.250%, 10/25/36 (144A) (a)	111,071	105,219
0.727%, 1M LIBOR + 0.270%, 03/25/37 (144A) (a)	165,323	155,321
0.757%, 1M LIBOR + 0.300%, 10/25/36 (144A) (a)	113,020	107,254
0.907%, 1M LIBOR + 0.450%, 01/25/36 (144A) (a)	76,791	72,438
0.997%, 1M LIBOR + 0.540%, 04/25/36 (144A) (a)	85,971	80,392
1.132%, 1M LIBOR + 0.675%, 01/25/36 (144A) (a)	57,167	52,665
1.957%, 1M LIBOR + 1.500%, 12/25/37 (144A) (a)	1,259,785	1,222,060
BB-UBS Trust
0.596%, 11/05/36 (144A) (a) (b)	85,480,000	1,270,310
4.026%, 11/05/36 (144A) (a)	330,000	305,104
BBCMS Mortgage Trust 3.897%, 1M LIBOR + 3.500%, 08/15/36 (144A) (a)	297,000	288,821
Beast Mortgage Trust
1.497%, 1M LIBOR + 1.100%, 04/15/36 (144A) (a)	604,000	585,796
1.747%, 1M LIBOR + 1.350%, 04/15/36 (144A) (a)	751,000	728,590
1.997%, 1M LIBOR + 1.600%, 04/15/36 (144A) (a)	697,000	676,212
2.497%, 1M LIBOR + 2.100%, 04/15/36 (144A) (a)	589,000	571,619
3.297%, 1M LIBOR + 2.900%, 04/15/36 (144A) (a)	576,000	561,650
4.197%, 1M LIBOR + 3.800%, 04/15/36 (144A) (a)	641,000	628,587
5.299%, 1M LIBOR + 4.902%, 04/15/36 (144A) (a)	454,000	445,264
Benchmark Mortgage Trust
1.037%, 03/15/52 (a) (b)	3,575,177	204,499
1.276%, 02/15/54 (a) (b)	5,119,595	422,624
BFLD Trust 4.097%, 1M LIBOR + 3.700%, 10/15/35 (144A) (a)	980,000	964,106
BHMS Mortgage Trust 1.647%, 1M LIBOR + 1.250%, 07/15/35 (144A) (a)	260,000	257,305
BPR Trust 3.997%, 1M LIBOR + 3.600%, 09/15/38 (144A) (a)	492,000	483,353
BWAY Mortgage Trust
3.446%, 03/10/33 (144A)	1,495,000	1,437,071
3.454%, 03/10/33 (144A)	1,847,304	1,833,609
3.633%, 03/10/33 (144A)	600,000	574,129
BX Commercial Mortgage Trust
1.307%, 1M LIBOR + 0.910%, 02/15/33 (144A) (a)	2,861,000	2,824,825
2.348%, 1M LIBOR + 1.951%, 03/15/37 (144A) (a)	181,760	178,797
2.447%, 1M LIBOR + 2.050%, 11/15/35 (144A) (a)	399,000	395,990
2.547%, 1M LIBOR + 2.150%, 02/15/33 (144A) (a)	1,754,000	1,731,824
2.568%, 1M LIBOR + 2.171%, 10/15/36 (144A) (a)	936,000	902,815
2.647%, 1M LIBOR + 2.250%, 01/15/34 (144A) (a)	280,000	271,815
2.697%, 1M LIBOR + 2.300%, 10/15/36 (144A) (a)	3,944,000	3,859,963
2.843%, 03/09/44 (144A) (a)	1,167,000	1,095,151
2.868%, 1M LIBOR + 2.471%, 03/15/37 (144A) (a)	418,047	410,508

Commercial Mortgage-Backed Securities—(Continued)
BX Commercial Mortgage Trust
3.047%, 1M LIBOR + 2.650%, 10/15/36 (144A) (a)	3,802,050	3,712,483
3.197%, 1M LIBOR + 2.800%, 06/15/38 (144A) (a)	2,050,354	1,984,672
3.217%, 1M LIBOR + 2.820%, 12/15/38 (144A) (a)	1,443,000	1,399,526
3.397%, 1M LIBOR + 3.000%, 01/15/34 (144A) (a)	430,000	422,351
3.397%, 1M LIBOR + 3.000%, 11/15/35 (144A) (a)	3,101,000	3,062,636
3.997%, 1M LIBOR + 3.600%, 11/15/32 (144A) (a)	1,061,347	1,052,014
4.647%, 1M LIBOR + 4.250%, 02/15/33 (144A) (a)	1,171,000	1,156,193
BX Trust
2.292%, 1M LIBOR + 1.895%, 10/15/36 (144A) (a)	344,000	336,226
2.797%, 1M LIBOR + 2.400%, 02/15/36 (144A) (a)	1,920,000	1,837,051
3.202%, 12/09/41 (144A)	168,000	162,181
3.397%, 1M LIBOR + 3.000%, 02/15/36 (144A) (a)	2,520,000	2,408,460
3.539%, 1M LIBOR + 3.142%, 10/15/36 (144A) (a)	1,087,000	1,046,174
4.076%, 12/09/41 (144A) (a)	3,534,000	3,170,634
4.147%, 1M LIBOR + 3.750%, 06/15/38 (144A) (a)	1,810,000	1,743,019
4.430%, 1M LIBOR + 4.033%, 09/15/34 (144A) (a)	276,000	266,835
BXP Trust
2.776%, 01/15/44 (144A) (a)	454,000	364,448
3.552%, 08/13/37 (144A) (a)	760,000	698,452
Cassia SRL 2.500%, 3M EURIBOR + 2.500%, 05/22/34 (EUR) (a)	1,277,000	1,412,681
CD Commercial Mortgage Trust
3.631%, 02/10/50	350,000	353,044
3.956%, 08/15/50 (a)	363,000	356,519
CFCRE Commercial Mortgage Trust
0.703%, 05/10/58 (a) (b)	2,370,000	61,696
4.690%, 02/15/33 (144A)	220,000	220,486
CFK Trust 4.637%, 01/15/39 (144A) (a)	728,000	708,190
CHC Commercial Mortgage Trust 1.897%, 1M LIBOR + 1.500%, 06/15/34 (144A) (a)	1,685,696	1,660,240
Citigroup Commercial Mortgage Trust
0.890%, 11/10/42 (144A) (a) (b)	7,730,000	443,715
4.731%, 05/10/36 (144A) (a)	1,107,000	1,085,297
4.888%, 04/15/49 (a)	10,000	9,673
Cold Storage Trust 3.162%, 1M LIBOR + 2.766%, 11/15/37 (144A) (a)	1,582,615	1,564,815
Commercial Mortgage Pass-Through Certificates Mortgage Trust
0.060%, 02/10/35 (144A) (a) (b)	60,958,000	158,491
0.998%, 03/10/46 (a) (b)	19,145,595	56,625
3.179%, 10/10/36 (144A) (a)	270,000	237,037
3.550%, 07/15/47	463,567	460,381
4.334%, 07/10/48 (a)	1,600,000	1,574,522
4.690%, 02/10/47 (a)	635,000	641,012
Credit Suisse Mortgage Capital Certificates Trust
1.347%, 1M LIBOR + 0.950%, 12/15/30 (144A) (a)	280,000	278,071
3.778%, 11/10/32 (144A) (a)	301,000	293,120
5.259%, 1M LIBOR + 4.862%, 10/15/37 (144A) (a)	750,000	750,901
Credit Suisse Mortgage Trust 3.897%, 1M LIBOR + 3.500%, 11/15/38 (144A) (a)	191,000	190,725
CSAIL Commercial Mortgage Trust
0.131%, 11/15/50 (a) (b)	3,940,000	50,272
0.558%, 09/15/52 (a) (b)	4,150,000	148,407
1.359%, 09/15/52 (a) (b)	3,119,618	231,079

BHFTII-32

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
CSAIL Commercial Mortgage Trust
1.557%, 06/15/52 (a) (b)	7,112,261	$625,130
3.504%, 06/15/57	320,000	320,091
4.237%, 06/15/52 (a)	130,000	123,020
DBJPM Mortgage Trust
1.000%, 06/10/50 (a) (b)	2,060,000	87,968
3.276%, 05/10/49	240,000	239,262
DBUBS Mortgage Trust
3.452%, 10/10/34 (144A)	850,000	845,547
3.530%, 10/10/34 (144A) (a)	1,511,000	1,424,933
ELP Commercial Mortgage Trust
3.513%, 1M LIBOR + 3.116%, 11/15/38 (144A) (a)	994,000	971,434
4.012%, 1M LIBOR + 3.615%, 11/15/38 (144A) (a)	385,000	376,340
Extended Stay America Trust
2.647%, 1M LIBOR + 2.250%, 07/15/38 (144A) (a)	844,801	832,073
3.247%, 1M LIBOR + 2.850%, 07/15/38 (144A) (a)	1,341,742	1,319,000
4.097%, 1M LIBOR + 3.700%, 07/15/38 (144A) (a)	1,401,375	1,369,623
GCT Commercial Mortgage Trust
1.197%, 1M LIBOR + 0.800%, 02/15/38 (144A) (a)	310,000	304,722
2.747%, 1M LIBOR + 2.350%, 02/15/38 (144A) (a)	100,000	97,698
GS Mortgage Securities Corp. II
3.458%, 12/10/30 (144A) (a)	250,000	239,732
5.366%, 05/03/32 (144A)	840,000	877,821
GS Mortgage Securities Corp. Trust
1.597%, 1M LIBOR + 1.200%, 06/15/38 (144A) (a)	332,000	331,906
1.733%, 12/12/53 (144A) (a) (b)	3,130,349	346,386
2.856%, 05/10/34 (144A)	710,000	707,958
2.897%, 1M LIBOR + 2.500%, 11/15/37 (144A) (a)	160,000	159,807
3.832%, 1M LIBOR + 3.435%, 11/15/36 (144A) (a)	301,000	293,238
GS Mortgage Securities Trust
3.000%, 08/10/50 (144A)	180,000	158,940
3.804%, 11/10/52 (a)	110,000	103,476
3.805%, 10/10/35 (144A) (a)	340,000	312,475
4.422%, 07/10/48 (a)	110,000	108,009
4.529%, 04/10/47 (a)	50,000	48,906
GSCG Trust 3.985%, 09/06/34 (144A) (a)	620,000	573,557
HMH Trust 3.062%, 07/05/31 (144A)	1,210,000	1,182,025
HONO Mortgage Trust
3.747%, 1M LIBOR + 3.350%, 10/15/36 (144A) (a)	387,000	379,723
4.797%, 1M LIBOR + 4.400%, 10/15/36 (144A) (a)	263,000	257,863
Hudson Yards Mortgage Trust
2.943%, 12/10/41 (144A) (a)	930,000	778,020
3.443%, 07/10/39 (144A) (a)	511,000	471,480
IMT Trust
3.478%, 06/15/34 (144A)	540,000	538,257
3.497%, 06/15/34 (144A) (a)	570,000	552,188
JPMBB Commercial Mortgage Securities Trust
0.603%, 05/15/48 (a) (b)	626,799	9,337
0.818%, 09/15/47 (a) (b)	1,285,445	19,934
4.112%, 12/15/48 (144A) (a)	300,000	273,573
JPMCC Commercial Mortgage Securities Trust 3.490%, 07/15/50	320,000	321,907
JPMDB Commercial Mortgage Securities Trust 0.750%, 12/15/49 (144A) (a) (b)	2,067,000	58,815

Commercial Mortgage-Backed Securities—(Continued)
JPMorgan Chase Commercial Mortgage Securities Corp.
2.847%, 1M LIBOR + 2.450%, 04/15/38 (144A) (a)	1,030,000	998,945
3.347%, 1M LIBOR + 2.950%, 04/15/38 (144A) (a)	1,080,000	1,039,303
JPMorgan Chase Commercial Mortgage Securities Trust
0.510%, 04/15/46 (a) (b)	4,900,000	25,907
0.750%, 08/15/49 (144A) (a) (b)	5,300,000	148,060
1.741%, 1M LIBOR + 1.300%, 06/15/45 (144A) (a)	14,615	14,622
2.097%, 1M LIBOR + 1.700%, 04/15/38 (144A) (a)	787,000	766,274
2.557%, 1M LIBOR + 2.160%, 07/15/36 (144A) (a)	570,000	554,373
2.560%, 1M LIBOR + 1.060%, 06/15/35 (144A) (a)	310,107	305,105
2.854%, 09/06/38 (144A) (a)	238,000	230,257
3.167%, 1M LIBOR + 2.770%, 10/15/33 (144A) (a)	180,000	174,240
3.397%, 1M LIBOR + 3.000%, 07/15/36 (144A) (a)	774,000	749,871
3.750%, 06/13/52	232,000	216,796
4.050%, 09/15/50	110,000	108,978
4.219%, 01/15/49 (a)	970,000	872,722
KKR Industrial Portfolio Trust 2021-KDIP 2.447%, 1M LIBOR + 2.050%, 12/15/37 (144A) (a)	420,000	406,293
KNDL Mortgage Trust 2.197%, 1M LIBOR + 1.800%, 05/15/36 (144A) (a)	2,728,000	2,688,541
LB-UBS Commercial Mortgage Trust 1.031%, 12/15/52 (a) (b)	7,244,370	403,315
Lehman Brothers Small Balance Commercial Mortgage Trust
0.707%, 1M LIBOR + 0.250%, 03/25/37 (144A) (a)	108,273	107,682
0.907%, 1M LIBOR + 0.450%, 09/25/36 (144A) (a)	374,136	361,587
Life Mortgage Trust 2.747%, 1M LIBOR + 2.350%, 03/15/38 (144A) (a)	1,287,691	1,232,891
LSTAR Commercial Mortgage Trust
0.790%, 03/10/50 (144A) (a) (b)	654,809	16,885
3.165%, 04/20/48 (144A) (a)	68,952	68,059
LUXE Trust 3.147%, 1M LIBOR + 2.750%, 10/15/38 (144A) (a)	100,000	97,974
Med Trust 5.647%, 1M LIBOR + 5.250%, 11/15/38 (144A) (a)	5,601,839	5,469,648
MF1 4.521%, 1M TSFR + 4.220%, 12/15/34 (144A) (a)	163,000	162,796
MFT Trust 3.477%, 02/10/42 (144A) (a)	1,752,000	1,511,550
MHC Commercial Mortgage Trust
2.498%, 1M LIBOR + 2.101%, 04/15/38 (144A) (a)	2,540,000	2,479,416
2.998%, 1M LIBOR + 2.601%, 04/15/38 (144A) (a)	1,040,000	1,013,888
Morgan Stanley Bank of America Merrill Lynch Trust 1.180%, 12/15/47 (144A) (a) (b)	1,810,000	53,425
Morgan Stanley Bank of America Merrill Lynch Trust
3.060%, 10/15/48 (144A)	85,000	75,996
4.526%, 10/15/48 (a)	170,000	167,689
4.558%, 05/15/50 (a)	300,000	288,232
Morgan Stanley Capital Trust
1.021%, 03/15/52 (a) (b)	2,372,152	134,703
2.161%, 06/15/50 (144A) (a) (b)	1,190,000	113,146
2.546%, 06/15/50 (144A)	1,510,000	1,201,775
2.947%, 1M LIBOR + 2.550%, 07/15/35 (144A) (a)	120,000	116,382
2.997%, 1M LIBOR + 2.600%, 11/15/34 (144A) (a)	1,977,000	1,952,243
3.744%, 1M LIBOR + 2.244%, 12/15/36 (144A) (a)	220,000	216,532
4.040%, 05/15/48 (a)	180,000	170,264
4.071%, 03/15/52	403,000	414,920

BHFTII-33

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
Morgan Stanley Capital Trust
4.177%, 07/15/51	38,000	$39,261
4.295%, 09/09/32 (144A) (a)	527,000	498,931
Motel Trust 3.947%, 1M LIBOR + 3.550%, 09/15/38 (144A) (a)	387,702	378,162
MSCG Trust 2.547%, 1M LIBOR + 2.150%, 10/15/37 (144A) (a)	122,000	119,934
Natixis Commercial Mortgage Securities Trust
1.347%, 1M LIBOR + 0.950%, 06/15/35 (144A) (a)	126,023	121,279
3.018%, 1M LIBOR + 2.550%, 08/18/25 (144A) (a)	3,373,433	3,330,297
4.404%, 06/17/38 (144A)	265,000	270,482
Olympic Tower Mortgage Trust
0.379%, 05/10/39 (144A) (a) (b)	13,300,000	244,095
3.945%, 05/10/39 (144A) (a)	1,049,000	871,579
One Market Plaza Trust
Zero Coupon, 02/10/32 (144A) (a) (b)	21,110,000	633
0.090%, 02/10/32 (144A) (a) (b)	4,222,000	4
One New York Plaza Trust 3.147%, 1M LIBOR + 2.750%, 01/15/36 (144A) (a)	160,000	157,597
Park Avenue Mortgage Trust
1.844%, 1M LIBOR + 1.536%, 09/15/34 (144A) † (a)	500,000	494,531
2.426%, 1M LIBOR + 2.119%, 09/15/34 (144A) † (a)	1,750,000	1,726,484
Park Avenue Trust
0.149%, 06/05/37 (144A) (a) (b)	5,000,000	43,133
3.657%, 06/05/37 (144A) (a)	207,000	181,198
PFP, Ltd. 1.851%, 1M LIBOR + 1.420%, 04/14/36 (144A) (a)	188,856	186,094
SREIT Trust
3.015%, 1M LIBOR + 2.618%, 11/15/36 (144A) (a)	672,700	655,810
3.022%, 1M LIBOR + 2.625%, 11/15/38 (144A) (a)	890,000	857,643
4.313%, 1M LIBOR + 3.916%, 11/15/36 (144A) (a)	226,000	221,046
TPGI Trust
3.400%, 1M LIBOR + 3.000%, 06/15/26 (144A) (a)	315,000	306,104
4.250%, 1M LIBOR + 3.850%, 06/15/26 (144A) (a)	215,000	208,642
UBS Commercial Mortgage Trust 1.477%, 10/15/52 (a) (b)	6,909,096	581,067
Velocity Commercial Capital Loan Trust
2.520%, 12/26/51 (144A) (a)	3,245,496	3,092,053
2.980%, 02/25/50 (144A) (a)	172,680	163,987
4.240%, 11/25/47 (144A) (a)	102,030	99,091
4.480%, 12/26/51 (144A) (a)	296,484	256,407
5.000%, 11/25/47 (144A) (a)	60,040	58,449
Wells Fargo Commercial Mortgage Trust
0.512%, 12/15/48 (a) (b)	932,014	28,510
1.237%, 1M LIBOR + 0.850%, 12/13/31 (144A) (a)	490,000	484,065
1.254%, 08/15/49 (144A) (a) (b)	1,430,000	64,336
1.408%, 05/15/52 (a) (b)	5,079,534	379,915
2.487%, 1M LIBOR + 2.090%, 02/15/37 (144A) (a)	300,000	287,986
2.600%, 11/15/50 (144A) (a)	305,000	228,781
3.137%, 1M LIBOR + 2.740%, 02/15/37 (144A) (a)	260,000	246,211
3.241%, 12/15/48 (144A)	283,000	234,297
3.561%, 08/15/52	92,000	85,910
3.749%, 06/15/36 (144A) (a)	270,000	269,451
4.341%, 09/15/50 (144A) (a)	150,000	133,932
4.904%, 01/15/52 (a)	622,000	637,618

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust
3.759%, 09/15/57 (a)	1,540,000	1,495,086

		133,141,428

Total Mortgage-Backed Securities (Cost $206,900,329)		190,519,983

Floating Rate Loans (m)—2.4%

Advertising—0.0%
Lamar Media Corp.
Term Loan B, 1.968%, 1M LIBOR + 1.500%, 02/05/27	104,734	104,472

Aerospace/Defense—0.0%
Cobham Ultra U.S. Co-Borrower LLC
Term Loan B, 11/16/28 (n)	322,000	318,981

Airlines—0.1%
Allegiant Travel Co.
Term Loan, 3.469%, 3M LIBOR + 3.000%, 02/05/24	1,140,056	1,128,656
Kestrel Bidco, Inc.
Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	1,683,036	1,625,182

		2,753,838

Apparel—0.0%
Fanatics Commerce Intermediate Holdco LLC
Term Loan B, 3.695%, 1M LIBOR + 3.250%, 11/24/28	877,800	871,490

Auto Parts & Equipment—0.0%
Emerald Technologies (U.S.) Acquisitionco, Inc
Term Loan, 7.250%, TSFR + 6.250%, 12/29/27	613,000	603,805

Beverages—0.0%
City Brewing Co. LLC
Term Loan, 4.250%, 3M LIBOR + 3.500%, 04/05/28	349,245	321,305
Naked Juice LLC
2nd Lien Term Loan, 6.751%, TSFR + 6.000%, 01/24/30	75,000	75,062
Triton Water Holdings, Inc.
Term Loan, 4.506%, 3M LIBOR + 3.500%, 03/31/28	374,173	365,871

		762,238

Building Materials—0.1%
ACProducts, Inc.
Term Loan B, 4.750%, 6M LIBOR + 4.250%, 05/17/28	753,308	685,301
IPS Corp.
Delayed Draw Term Loan, 10/02/28 (o)	58,544	57,373
Term Loan, 4.000%, 1M LIBOR + 3.500%, 10/02/28	146,361	143,433

BHFTII-34

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Building Materials—(Continued)
Jeld-Wen Inc.
Term Loan B, 2.707%, 1M LIBOR + 2.250%, 07/28/28	753,308	$749,070
MI Windows and Doors, LLC
Term Loan, 4.000%, TSFR + 3.500%, 12/18/27	328,571	325,593
Zurn Holdings, Inc.
Term Loan B, 2.750%, 1M LIBOR + 2.250%, 10/04/28	150,623	149,964

		2,110,734

Chemicals—0.1%
Aruba Investments, Inc.
USD Term Loan, 4.500%, 6M LIBOR + 3.750%, 11/24/27	412,925	408,280
Eastman Chemical Co.
Term Loan B, 6.000%, 3M LIBOR + 5.250%, 11/01/28	402,000	398,482
LSF11 A5 Holdco LLC
Term Loan, 4.000%, TSFR + 3.500%, 10/15/28	1,619,000	1,597,414
SCIH Salt Holdings, Inc.
Incremental Term Loan B, 4.750%, 6M LIBOR + 4.000%, 03/16/27	829,160	817,345
U.S. Holdco Vad, Inc
Term Loan, 02/02/29 (n)	1,201,000	1,173,977

		4,395,498

Commercial Services—0.4%
AEA International Holdings (Lux) S.a.r.l.
Term Loan B, 4.250%, 3M LIBOR + 3.750%, 09/07/28	659,846	659,021
Allied Universal Holdco LLC
USD Incremental Term Loan B, 4.250%, 1M LIBOR + 3.750%, 05/12/28	615,905	607,949
American Auto Auction Group, LLC
Term Loan B, 5.250%, TSFR + 4.500%, 12/30/27	1,610,963	1,588,812
2nd Lien Term Loan, 9.250%, SOFR + 8.500%, 01/02/29	859,000	846,115
Caliber Home Loans, Inc.
Revolver, 2.951%, 3M LIBOR + 2.875%, 07/24/25 (o)	5,430,250	5,416,674
Digital Room Holdings, Inc.
Term Loan, 5.750%, 1M LIBOR + 5.250%, 12/21/28	517,000	509,460
DS Parent, Inc.
Term Loan, 6.756%, 3M LIBOR + 5.750%, 12/10/28	824,563	803,949
Interface Security Systems LLC
Term Loan, 0.826%, 08/07/23 (g) (h)	1,222,448	1,178,195
Signal Parent, Inc.
Term Loan B, 4.250%, 1M LIBOR + 3.500%, 04/03/28	555,800	500,452
Vaco Holdings LLC
Term Loan, 5.750%, TSFR + 5.000%, 01/21/29	616,455	613,758

		12,724,385

Cosmetics/Personal Care—0.0%
Conair Holdings LLC
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 05/17/28	212,930	209,896

Distribution/Wholesale—0.0%
KAR Auction Services, Inc.
Term Loan B6, 2.750%, 1M LIBOR + 2.250%, 09/19/26	231,193	229,314

Electric—0.1%
Pacific Gas & Electric Co.
Term Loan, 3.500%, 1M LIBOR + 3.000%, 06/23/25	1,352,903	1,338,247

Entertainment—0.4%
ECL Entertainment LLC
Term Loan, 8.250%, 1M LIBOR + 7.500%, 03/31/28	853,550	864,753
Everi Holdings, Inc.
Term Loan B, 3.008%, 3M LIBOR + 2.500%, 08/03/28	279,300	277,903
GVC Holdings (Gibraltar), Ltd.
USD Term Loan B4, 3.743%, 6M LIBOR + 2.500%, 03/16/27	853,550	844,125
Herschend Entertainment Company LLC
Term Loan, 4.250%, 1M LIBOR + 3.750%, 08/27/28	332,330	331,084
J&J Ventures Gaming LLC
Term Loan, 4.750%, 1M LIBOR + 4.000%, 04/26/28	712,420	708,413
Maverick Gaming LLC
Term Loan B, 8.500%, 3M LIBOR + 7.500%, 09/03/26	487,550	482,065
Raptor Acquisition Corp.
Term Loan, 4.934%, 3M LIBOR + 4.000%, 11/01/26	138,653	138,098
Scientific Games Holdings L.P.
USD Term Loan B, 04/04/29 (n)	1,603,000	1,590,309
SeaWorld Parks & Entertainment, Inc.
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 08/25/28	3,715,330	3,681,662
Stars Group Holdings B.V. (The)
Incremental Term Loan, 3.256%, 3M LIBOR + 2.250%, 07/21/26	2,305,995	2,288,700
The Enterprise Development Authority
Term Loan B, 5.000%, 1M LIBOR + 4.250%, 02/28/28	571,900	568,683
Twin River Worldwide Holdings, Inc.
Term Loan B, 3.750%, 6M LIBOR + 3.250%, 10/02/28	2,721,180	2,708,423

		14,484,218

Environmental Control—0.0%
MIP V Waste Holdings LLC
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 12/08/28	445,000	441,477
WIN Waste Innovations Holdings, Inc.
Term Loan B, 3.756%, 3M LIBOR + 2.750%, 03/24/28	131,010	129,904

		571,381

BHFTII-35

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Food—0.0%
BCPE North Star U.S. HoldCo 2, Inc.
Term Loan, 5.006%, 3M LIBOR + 4.000%, 06/09/28	798,992	$784,511
Shearer’s Foods, Inc.
Term Loan, 4.250%, 1M LIBOR + 3.500%, 09/23/27	164,500	160,131
Sovos Brands Intermediate, Inc.
Term Loan, 4.500%, 3M LIBOR + 3.750%, 06/08/28	139,317	138,167

		1,082,809

Hand/Machine Tools—0.0%
Apex Tool Group LLC
Term Loan, 5.750%, TSFR + 5.250%, 02/08/29	1,074,609	1,049,759

Healthcare-Products—0.1%
Medline Borrower L.P.
Term Loan B, 3.750%, 1M LIBOR + 3.250%, 10/23/28	3,583,000	3,549,399

Healthcare-Services—0.0%
Medical Solutions LLC
2nd Lien Term Loan, 7.500%, 3M LIBOR + 7.000%, 11/01/29	274,000	265,780
Select Medical Corp.
Term Loan B, 2.710%, 1M LIBOR + 2.250%, 03/06/25	242,054	239,784

		505,564

Household Products/Wares—0.0%
Kronos Acquisition Holdings, Inc.
1st Lien Term Loan, 7.000%, TSFR + 6.000%, 12/22/26	274,313	273,055

Housewares—0.0%
Springs Windows Fashions LLC
Term Loan B, 4.750%, 1M LIBOR + 4.000%, 10/06/28	343,000	333,139

Internet—0.1%
Cablevision Lightpath LLC
Term Loan B, 3.750%, 3M LIBOR + 3.250%, 11/30/27	203,425	201,213
Olaplex, Inc
Term Loan, 4.250%, TSFR + 3.750%, 02/23/29	1,949,000	1,946,564

		2,147,777

Lodging—0.2%
Aimbridge Acquisition Co., Inc.
Incremental Term Loan B, 5.500%, 1M LIBOR + 4.750%, 02/02/26	336,880	335,617
Term Loan B, 4.199%, 1M LIBOR + 3.750%, 02/02/26	829,548	816,068
Caesars Resort Collection LLC
Term Loan B1, 3.957%, 1M LIBOR + 3.500%, 07/21/25	385,135	383,530

Lodging—(Continued)
Fertitta Entertainment LLC
Term Loan B, 4.500%, TSFR + 4.000%, 01/27/29	1,557,655	1,551,018
Hilton Grand Vacations Borrower LLC
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 08/02/28	1,156,190	1,150,951
HRNI Holdings LLC
Term Loan B, 5.256%, 3M LIBOR + 4.250%, 11/19/28	3,312,075	3,299,655
Jack Ohio Finance LLC
Term Loan, 5.500%, 1M LIBOR + 4.750%, 10/04/28	519,698	514,501

		8,051,340

Machinery-Diversified—0.0%
Columbus McKinnon Corp.
Term Loan B, 3.813%, 3M LIBOR + 2.750%, 05/14/28	87,894	86,796
Hydrofarm Holdings LLC
Term Loan, 6.500%, 1M LIBOR + 5.500%, 09/27/28	378,053	362,930

		449,726

Media—0.1%
CSC Holdings LLC
Term Loan B5, 2.897%, 1M LIBOR + 2.500%, 04/15/27	964,302	949,596
DirecTV Financing LLC
Term Loan, 5.750%, 1M LIBOR + 5.000%, 08/02/27	841,355	841,443
Gray Television, Inc.
Term Loan D, 3.231%, 1M LIBOR + 3.000%, 12/01/28	1,003,485	999,826

		2,790,865

Metal Fabricate/Hardware—0.0%
Advanced Drainage Systems, Inc.
Term Loan B, 2.481%, 1M LIBOR + 2.250%, 07/31/26	161,913	161,508
Zekelman Industries, Inc.
Term Loan, 2.457%, 1M LIBOR + 2.000%, 01/24/27	267,874	263,856

		425,364

Mining—0.0%
American Rock Salt Co. LLC
Term Loan, 4.750%, 1M LIBOR + 4.000%, 06/09/28	216,365	214,742

Oil & Gas—0.0%
Southwestern Energy Co.
Term Loan, 3.301%, TSFR + 2.500%, 06/22/27	692,265	687,938

Packaging & Containers—0.0%
Valcour Packaging LLC
1st Lien Term Loan, 4.250%, 3M LIBOR + 3.750%, 10/04/28	352,000	344,960

BHFTII-36

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (m)—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—0.1%
Grifols Worldwide Operations USA, Inc.
Term Loan B, 2.457%, 1M LIBOR + 2.000%, 11/15/27	1,440,393	$1,415,686

Pipelines—0.1%
Buckeye Partners L.P.
Term Loan B, 2.707%, 1M LIBOR + 2.250%, 11/01/26	2,472,776	2,458,647
DT Midstream, Inc.
Term Loan B, 2.500%, 6M LIBOR + 2.000%, 06/26/28	711,623	711,511
ITT Holdings LLC
Term Loan, 3.250%, 1M LIBOR + 2.750%, 07/10/28	349,245	345,644

		3,515,802

Real Estate Investment Trusts—0.0%
OVG Business Services LLC
Initial Term Loan, 7.250%, 3M LIBOR + 6.250%, 10/13/28	508,000	492,760

Retail—0.2%
Foundation Building Materials Holding Co. LLC
Term Loan, 3.750%, 3M LIBOR + 3.250%, 02/03/28	1,176,167	1,155,584
Jo-Ann Stores, Inc.
Term Loan B1, 5.500%, 3M LIBOR + 4.750%, 07/07/28	283,575	249,546
LBM Acquisition LLC
Term Loan B, 4.500%, 1M LIBOR + 3.750%, 12/17/27	1,840,778	1,801,088
Leslie’s Poolmart, Inc.
Term Loan B, 3.019%, 3M LIBOR + 2.500%, 03/09/28	195,806	193,568
Michaels Companies, Inc.
Term Loan B, 5.256%, 3M LIBOR + 4.250%, 04/15/28	185,598	173,998
Park River Holdings, Inc.
Term Loan, 4.000%, 3M LIBOR + 3.250%, 12/28/27	200,484	196,428
SRS Distribution, Inc.
Term Loan B, 4.250%, 3M LIBOR + 3.500%, 06/02/28	945,250	932,489
Tory Burch LLC
Term Loan B, 3.500%, 1M LIBOR + 3.000%, 04/16/28	603,440	588,606
White Cap Buyer LLC
Term Loan B, 6.250%, TSFR + 3.750%, 10/19/27	1,372,625	1,358,470
WOOF Holdings, Inc.
1st Lien Term Loan, 4.678%, 3M LIBOR + 3.750%, 12/21/27	315,810	313,836

		6,963,613

Software—0.1%
ConnectWise, LLC
Term Loan B, 4.000%, 1M LIBOR + 3.500%, 09/29/28	1,097,250	1,091,490

Software—(Continued)
Playtika Holding Corp.
Term Loan, 3.207%, 1M LIBOR + 2.750%, 03/13/28	1,065,240	1,052,590

		2,144,080

Telecommunications—0.1%
Connect Finco Sarl
Term Loan B, 4.500%, 1M LIBOR + 3.500%, 12/11/26	1,447,516	1,437,263
Intelsat Jackson Holdings S.A.
Term Loan B4, 9.000%, PRIME + 5.500%, 01/02/24	1,178	1,161

		1,438,424

Transportation—0.1%
Genesee & Wyoming, Inc.
Term Loan, 3.006%, 3M LIBOR + 2.000%, 12/30/26	899,640	891,318
XPO Logistics, Inc.
Term Loan B, 1.992%, 1M LIBOR + 1.750%, 02/24/25	1,462,420	1,449,754

		2,341,072

Total Floating Rate Loans (Cost $82,315,198)		81,696,371

Foreign Government—1.0%

Sovereign—1.0%
Argentine Republic Government International Bond
1.125%, 07/09/35 (k)	1,948,000	593,965
Chile Government International Bond
4.340%, 03/07/42	665,000	682,669
Colombia Government International Bond
4.500%, 03/15/29 (e)	2,089,000	2,017,849
Dominican Republic International Bond
5.500%, 02/22/29 (144A)	1,100,000	1,086,250
Ghana Government International Bond
7.625%, 05/16/29	488,000	353,312
Hungary Government International Bond
5.375%, 03/25/24	2,054,000	2,150,998
Indonesia Government International Bonds
2.850%, 02/14/30 (e)	662,000	650,622
3.050%, 03/12/51 (e)	1,965,000	1,775,562
Indonesia Treasury Bonds
7.500%, 06/15/35 (IDR)	14,862,000,000	1,061,486
8.375%, 03/15/34 (IDR)	14,950,000,000	1,140,280
Ivory Coast Government International Bond
6.625%, 03/22/48 (EUR)	323,000	311,254
Mexico Government International Bonds
2.659%, 05/24/31	2,105,000	1,915,971
4.400%, 02/12/52 (e)	2,580,000	2,367,072
4.500%, 01/31/50 (e)	4,504,000	4,234,345
Nigeria Government International Bond
8.375%, 03/24/29	640,000	646,170
Panama Government International Bonds
3.875%, 03/17/28	1,279,000	1,306,051
4.500%, 04/01/56	1,811,000	1,769,945

BHFTII-37

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Peruvian Government International Bonds
3.550%, 03/10/51	1,587,000	$1,477,894
4.125%, 08/25/27	1,009,000	1,046,736
Philippine Government International Bonds
3.000%, 02/01/28	1,834,000	1,841,346
3.200%, 07/06/46	2,044,000	1,824,592
Russian Federal Bond - OFZ
6.100%, 07/18/35 (RUB)	147,607,000	54,501
Ukraine Government International Bonds
7.253%, 03/15/33 (144A)	200,000	82,950
7.375%, 09/25/32 (144A)	274,000	113,433
Uruguay Government International Bond
4.375%, 10/27/27	1,266,587	1,342,595
5.100%, 06/18/50	1,118,733	1,317,375

Total Foreign Government (Cost $38,075,670)		33,165,223

Municipals—0.7%
American Municipal Power, Inc., Build America Bond
8.084%, 02/15/50	510,000	844,884
Bay Area Toll Bridge Authority, Build America Bond
7.043%, 04/01/50	1,215,000	1,867,463
Los Angeles, CA Community College District, Build America Bond
6.600%, 08/01/42	785,000	1,101,628
Los Angeles, CA Unified School District, Build America Bond
6.758%, 07/01/34	2,020,000	2,564,997
Massachusetts Housing Finance Agency
4.500%, 12/01/48	275,000	281,810
Metropolitan Transportation Authority, Build America Bonds
6.668%, 11/15/39	170,000	213,993
6.814%, 11/15/40	330,000	423,352
Municipal Electric Authority of Georgia, Build America Bond
6.637%, 04/01/57	466,000	621,922
New Jersey Turnpike Authority
7.414%, 01/01/40	492,000	716,657
New York City Water & Sewer System
5.882%, 06/15/44	270,000	365,384
New York State Dormitory Authority, Build America Bond
5.389%, 03/15/40	355,000	427,946
Port Authority of New York & New Jersey
4.960%, 08/01/46	1,350,000	1,576,260
San Antonio, TX Electric & Gas Systems Revenue, Build America Bond
5.808%, 02/01/41	875,000	1,088,228
State of California
4.600%, 04/01/38	3,765,000	4,118,918
State of California General Obligation Unlimited, Build America Bond
7.550%, 04/01/39	780,000	1,156,621
State of Illinois, General Obligation Unlimited
5.100%, 06/01/33	3,010,000	3,200,856
State of Texas
5.517%, 04/01/39	820,000	1,038,580
University of California
4.858%, 05/15/2112	239,000	266,743

Total Municipals (Cost $21,738,460)		21,876,242

Common Stocks—0.4%

Security Description	Shares	Value

Chemicals—0.1%
CF Industries Holdings, Inc.	7,032	724,718
Element Solutions, Inc.	25,267	553,347
Mosaic Co. (The)	5,745	382,043

		1,660,108

Equity Real Estate Investment Trusts—0.1%
DiamondRock Hospitality Co. (p)	76,361	771,246
Park Hotels & Resorts, Inc. (q)	36,027	703,607
Service Properties Trust	77,719	686,259
Sunstone Hotel Investors, Inc. (p) (q)	32,871	387,220
Xenia Hotels & Resorts, Inc. (p)	42,097	812,051

		3,360,383

Health Care Providers & Services—0.1%
HCA Healthcare, Inc. (q)	3,654	915,766
Tenet Healthcare Corp. (p)	4,138	355,702

		1,271,468

Hotels, Restaurants & Leisure—0.0%
Caesars Entertainment, Inc. (p)	4,625	357,790

Household Durables—0.0%
Taylor Morrison Home Corp. (p)	18,564	505,312

Interactive Media & Services—0.0%
Genius Sports, Ltd. (p)	101,806	468,307

Machinery—0.0%
Sarcos Technology and Robotics Corp. (e) (p)	6,978	46,404

Media—0.0%
Altice USA, Inc. - Class A (p)	11,862	148,038

Oil, Gas & Consumable Fuels—0.1%
California Resources Corp. (q)	43,177	1,931,307
Chesapeake Energy Corp. (e)	4,216	366,792
Green Plains, Inc. (e) (p) (q)	28,483	883,258

		3,181,357

Real Estate Management & Development—0.0%
Forestar Group, Inc. (p)	12,122	215,287

Special Purpose Acquisition Companies—0.0%
Pivotal Investment Corp. III (p)	26,099	254,987
Tishman Speyer Innovation Corp. II - Class A (p)	16,712	163,778

		418,765

Total Common Stocks (Cost $10,585,325)		11,633,219

Preferred Stock—0.1%

Home Builders—0.1%
Dream Finders Homes, Inc., 9.000%, 09/08/26 † (g) (h) (Cost $2,601,720)	2,628	2,605,005

BHFTII-38

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Warrants—0.0%

Security Description	Shares	Value

Commercial Services & Supplies—0.0%
Aurora Innovation, Inc. (p)	4,108	$6,203

Health Care Providers & Services—0.0%
Cano Health, Inc. (p)	36,440	57,575

Health Care Technology—0.0%
Pear Therapeutics, Inc. † (p)	10,748	8,513

Hotels, Restaurants & Leisure—0.0%
HomeToGo SE (p)	3,040	1,682
Sonder Holdings, Inc. (g) (h) (p)	20,820	8,328

		10,010

Independent Power and Renewable Electricity Producers—0.0%
Altus Power, Inc. (p)	9,486	15,367

Interactive Media & Services—0.0%
Genius Sports, Ltd. (p)	76,133	79,940

Machinery—0.0%
Hyzon Motors, Inc. (p)	32,814	55,784
Sarcos Technology and Robotics Corp. (p)	102,425	108,570

		164,354

Oil, Gas & Consumable Fuels—0.0%
Chesapeake Energy Corp. (p)	411	22,880

Real Estate Management & Development—0.0%
Offerpad Solutions, Inc. (p)	31,569	25,571

Software—0.0%
Embark Technology, Inc. (p)	3,005	3,366
Latch, Inc. (p)	43,584	28,765

		32,131

Special Purpose Acquisition Companies—0.0%
ArcLight Clean Transition Corp. II (p)	4,354	5,791
Climate Real Impact Solutions II Acquisition Corp. (p)	1,816	835
Gores Holdings VIII, Inc. (p)	6,990	9,157
Science Strategic Acquisition Corp. Alpha (p)	9,181	2,023
Tishman Speyer Innovation Corp. II (p)	3,342	1,270
TPG Pace Beneficial Finance Corp. (p)	8,740	5,594

		24,670

Specialty Retail—0.0%
EVgo, Inc. (p)	19,550	76,832
Volta, Inc. (p)	20,140	19,133

		95,965

Total Warrants (Cost $1,220,890)		543,179

Convertible Bonds—0.0%
Security Description	Principal Amount*	Value

Airlines—0.0%
GOL Equity Finance S.A.
3.750%, 07/15/24	100,000	81,625

Energy-Alternate Sources—0.0%
Stem, Inc.
0.500%, 12/01/28	102,000	75,653

Total Convertible Bonds (Cost $176,536)		157,278

Escrow Shares—0.0%

Oil & Gas—0.0%
Chesapeake Energy Corp. (f) (g) (h)	100,000	0

Savings & Loans—0.0%
Washington Mutual Bank (g) (h)	5,027,000	1
Washington Mutual Bank (g) (h)	1,310,000	0
Washington Mutual Bank (g) (h)	2,440,000	0

		1

Total Escrow Shares (Cost $0)		1

Short-Term Investment—10.5%

Repurchase Agreement—10.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $353,430,673; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $360,499,318.	353,430,673	353,430,673

Total Short-Term Investments (Cost $353,430,673)		353,430,673

Securities Lending Reinvestments (r)—0.8%

Certificate of Deposit—0.0%
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	300,000	299,949

Repurchase Agreements—0.6%
Cantor Fitzgerald & Co.
Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $1,000,008; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000

BHFTII-39

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (r)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd.
Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $300,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $306,000.	300,000	$300,000
ING Financial Markets LLC
Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $2,106,393; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $2,148,519.	2,106,378	2,106,378
National Bank Financial Inc.
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $1,900,017; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $1,939,081.	1,900,000	1,900,000
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $3,200,199; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $3,265,820.	3,200,000	3,200,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $2,000,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $2,211,597.	2,000,000	2,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $4,000,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $4,441,506.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,300,123; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,443,490.	1,300,000	1,300,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $1,000,010; collateralized by various Common Stock with an aggregate market value of $1,111,203.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $600,049; collateralized by various Common Stock with an aggregate market value of $666,774.	600,000	600,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $3,000,033; collateralized by various Common Stock with an aggregate market value of $3,474,565.	3,000,000	3,000,000

		20,406,378

Time Deposit—0.0%
Skandi (NY) 0.300%, 04/01/22	1,000,000	1,000,000

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class 0.180% (s)	794,560	794,560
Fidelity Government Portfolio, Institutional Class 0.160% (s)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (s)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (s)	2,000,000	2,000,000

		5,794,560

Total Securities Lending Reinvestments (Cost $27,500,921)		27,500,887

Total Purchased Options—0.1% (t) (Cost $2,579,121)		3,245,234
Total Investments—117.8% (Cost $4,112,739,723)		3,955,461,400
Unfunded Loan Commitments—(0.0)% (Cost $(109,522))		(109,522)
Net Investments—117.8% (Cost $4,112,630,201)		3,955,351,878
Other assets and liabilities (net)—(17.8)%		(598,459,616)

Net Assets—100.0%		$3,356,892,262

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $7,402,845, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.

BHFTII-40

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $11,156,590.
(e)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $47,956,341 and the collateral received consisted of cash in the amount of $27,500,703 and non-cash collateral with a value of $21,918,785. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(g)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(h)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.3% of net assets.
(i)	Perpetual bond with no specified maturity date.
(j)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(k)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Principal only security.
(m)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(n)	This loan will settle after March 31, 2022, at which time the interest rate will be determined.
(o)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(p)	Non-income producing security.
(q)	All or a portion of the security was pledged as collateral against open option contracts. As of March 31, 2022, the market value of securities pledged was $2,611,236.
(r)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(s)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(t)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $783,834,861, which is 23.4% of net assets.

Restricted Securities	Acquisition Date	Shares/ Principal Amount	Cost	Value
Dream Finders Homes, Inc.	09/29/21	2,628	$2,601,720	$2,605,005
Freed Corp., 10.000%, 12/02/23	12/06/21	1,192,000	1,166,555	1,160,770
Knollwood CDO, Ltd., 3.431%, 01/10/39	02/10/04	1,041,547	1,041,547	104
Litigation Fee Residual Funding LLC, 4.000%, 10/30/27	04/24/15	102,480	102,480	97,860
Park Avenue Mortgage Trust, 1.844%, 09/15/34	04/23/19	500,000	500,938	494,531
Park Avenue Mortgage Trust, 2.426%, 09/15/34	01/26/18	1,750,000	1,750,547	1,726,484
Pear Therapeutics, Inc.	02/02/21	10,748	12,027	8,513
Sonder Holdings, Inc., 10.000%, 01/19/27	01/19/22	1,388,000	1,340,923	1,301,250
Sonder Holdings, Inc.	01/19/22	20,820	—	8,328

				$7,402,845

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Ginnie Mae II 30 Yr. Pool	3.500%	TBA	$(788,000)	$(789,262)	$(789,847)
Ginnie Mae II 30 Yr. Pool	4.500%	TBA	(3,233,000)	(3,377,339)	(3,342,114)
Uniform Mortgage-Backed Securities 15 Yr. Pool	3.000%	TBA	(2,068,000)	(2,097,191)	(2,082,218)
Uniform Mortgage-Backed Securities 15 Yr. Pool	3.500%	TBA	(7,292,000)	(7,502,215)	(7,437,840)
Uniform Mortgage-Backed Securities 15 Yr. Pool	4.500%	TBA	(664,000)	(685,788)	(685,413)
Uniform Mortgage-Backed Securities 30 Yr. Pool	4.500%	TBA	(5,872,000)	(6,192,666)	(6,084,860)

Totals				$(20,644,461)	$(20,422,292)

BHFTII-41

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	1,723,081	CBNA	04/04/22	USD	337,000	$24,912
BRL	1,723,081	CBNA	04/04/22	USD	337,000	24,912
BRL	2,642,229	CBNA	04/04/22	USD	557,691	(2,723)
BRL	2,642,229	CBNA	04/04/22	USD	557,691	(2,723)
BRL	1,689,604	DBAG	04/04/22	USD	356,622	(1,741)
BRL	1,689,604	DBAG	04/04/22	USD	356,622	(1,741)
BRL	1,672,154	GSI	04/04/22	USD	352,939	(1,723)
BRL	1,672,154	GSI	04/04/22	USD	352,939	(1,723)
BRL	1,796,817	GSI	04/04/22	USD	346,742	30,657
BRL	1,796,817	GSI	04/04/22	USD	346,742	30,657
BRL	2,704,172	GSI	04/04/22	USD	523,000	44,978
BRL	2,704,172	GSI	04/04/22	USD	523,000	44,978
CAD	628,178	HSBC	04/20/22	USD	502,000	441
CLP	386,475,500	CBNA	04/20/22	USD	499,000	(9,186)
CLP	386,475,500	CBNA	04/20/22	USD	499,000	(9,186)
COP	1,950,750,000	CBNA	04/20/22	USD	510,000	5,914
COP	1,950,750,000	CBNA	04/20/22	USD	510,000	5,914
COP	1,871,250,000	GSI	04/20/22	USD	499,000	(4,111)
COP	1,871,250,000	GSI	04/20/22	USD	499,000	(4,111)
EUR	224,605	DBAG	04/01/22	USD	252,738	(4,269)
EUR	224,605	DBAG	04/01/22	USD	252,738	(4,269)
EUR	657,613	HSBC	04/01/22	USD	739,754	(12,270)
EUR	657,613	HSBC	04/01/22	USD	739,754	(12,270)
EUR	42,782	JPMC	04/01/22	USD	48,143	(816)
EUR	42,782	JPMC	04/01/22	USD	48,143	(816)
EUR	925,000	BOA	04/20/22	USD	1,027,654	(3,901)
EUR	925,000	BOA	04/20/22	USD	1,027,654	(3,901)
EUR	613,000	DBAG	04/20/22	USD	677,140	1,304
EUR	613,000	DBAG	04/20/22	USD	677,140	1,304
JPY	60,131,310	HSBC	04/18/22	USD	510,000	(15,947)
JPY	60,131,310	HSBC	04/18/22	USD	510,000	(15,947)
MXN	10,723,960	CBNA	04/01/22	USD	520,000	19,163
MXN	10,723,960	CBNA	04/01/22	USD	520,000	19,163
MXN	10,898,738	CBNA	04/01/22	USD	525,000	22,951
MXN	10,898,738	CBNA	04/01/22	USD	525,000	22,951
MXN	3,588,205	BNP	04/20/22	USD	179,000	899
MXN	3,588,205	BNP	04/20/22	USD	179,000	899
MXN	10,104,192	HSBC	04/20/22	USD	504,000	2,587
MXN	10,104,192	HSBC	04/20/22	USD	504,000	2,587
MXN	20,489,973	HSBC	04/20/22	USD	973,742	53,549
MXN	25,245,999	HSBC	04/20/22	USD	1,199,742	65,999
RUB	17,580,135	GSI	05/24/22	USD	199,774	5,851
RUB	40,093,290	HSBC	05/24/22	USD	337,628	131,322
RUB	4,741,920	CBNA	05/25/22	USD	42,624	12,798
RUB	4,912,416	CBNA	05/25/22	USD	42,624	14,791
RUB	6,905,088	JPMC	05/25/22	USD	63,936	16,768
RUB	20,570,000	JPMC	05/25/22	USD	170,000	70,415
RUB	7,000,992	MSIP	05/25/22	USD	63,936	17,889
TRY	171,164	BBP	06/08/22	USD	10,753	325
TRY	171,164	BBP	06/08/22	USD	10,753	325
TRY	5,383,649	UBSA	06/08/22	USD	337,246	11,207
TRY	5,383,649	UBSA	06/08/22	USD	337,247	11,207
ZAR	8,067,885	BOA	04/01/22	USD	525,000	27,122
ZAR	8,067,885	BOA	04/01/22	USD	525,000	27,122
ZAR	7,657,367	UBSA	04/20/22	USD	525,000	(2,036)
ZAR	7,658,920	UBSA	04/20/22	USD	525,000	(1,930)

BHFTII-42

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	1,599,000	UBSA	06/15/22	USD	1,157,714	$(40,260)
BRL	2,642,229	CBNA	04/04/22	USD	519,000	(35,968)
BRL	2,642,229	CBNA	04/04/22	USD	519,000	(35,968)
BRL	1,723,081	CBNA	04/04/22	USD	363,688	1,776
BRL	1,723,081	CBNA	04/04/22	USD	363,688	1,776
BRL	1,689,604	DBAG	04/04/22	USD	349,742	(5,138)
BRL	1,689,604	DBAG	04/04/22	USD	349,742	(5,138)
BRL	2,704,172	GSI	04/04/22	USD	570,765	2,787
BRL	2,704,172	GSI	04/04/22	USD	570,765	2,787
BRL	1,796,817	GSI	04/04/22	USD	379,251	1,852
BRL	1,796,817	GSI	04/04/22	USD	379,251	1,852
BRL	1,672,154	GSI	04/04/22	USD	338,000	(13,215)
BRL	1,672,154	GSI	04/04/22	USD	338,000	(13,215)
CAD	1,603,000	MSIP	06/15/22	USD	1,257,373	(24,635)
CLP	395,827,000	CBNA	04/20/22	USD	502,000	334
CLP	395,827,000	CBNA	04/20/22	USD	502,000	334
COP	4,192,931,343	CBNA	04/20/22	USD	1,098,647	(10,256)
COP	4,013,558,193	CBNA	04/20/22	USD	1,051,647	(9,818)
COP	1,917,891,000	CBNA	04/20/22	USD	502,000	(5,224)
COP	1,917,891,000	CBNA	04/20/22	USD	502,000	(5,224)
EUR	925,000	BOA	04/01/22	USD	1,027,074	3,793
EUR	925,000	BOA	04/01/22	USD	1,027,074	3,793
EUR	622,000	RBC	04/20/22	USD	681,905	(6,499)
EUR	622,000	RBC	04/20/22	USD	681,837	(6,568)
EUR	297,000	BOA	05/24/22	USD	325,079	(4,040)
EUR	40,084,000	BNP	06/15/22	USD	44,107,351	(355,336)
IDR	13,097,553,756	BNP	04/18/22	USD	907,787	(3,628)
IDR	4,139,504,508	BNP	04/18/22	USD	286,908	(1,147)
IDR	15,775,254,816	BBP	04/18/22	USD	1,094,060	(3,687)
JPY	60,041,696	CBNA	04/18/22	USD	514,000	20,683
JPY	60,041,696	CBNA	04/18/22	USD	514,000	20,683
MXN	3,576,587	BNP	04/01/22	USD	179,000	(818)
MXN	3,576,587	BNP	04/01/22	USD	179,000	(818)
MXN	4,433,068	BBP	04/01/22	USD	214,272	(8,608)
MXN	4,433,068	BBP	04/01/22	USD	214,271	(8,608)
MXN	9,056,720	CBNA	04/01/22	USD	437,457	(17,884)
MXN	9,056,720	CBNA	04/01/22	USD	437,457	(17,884)
MXN	2,218,294	CBNA	04/01/22	USD	107,136	(4,392)
MXN	2,218,294	CBNA	04/01/22	USD	107,136	(4,392)
MXN	1,107,848	DBAG	04/01/22	USD	53,568	(2,131)
MXN	1,107,848	DBAG	04/01/22	USD	53,568	(2,131)
MXN	1,108,447	GSI	04/01/22	USD	53,568	(2,161)
MXN	1,108,447	GSI	04/01/22	USD	53,568	(2,161)
MXN	10,378,186	HSBC	04/20/22	USD	508,000	(12,324)
MXN	9,823,215	BNP	05/24/22	USD	474,562	(14,973)
RUB	120,280,000	HSBC	05/24/22	USD	1,557,688	150,837
RUB	48,812,699	CBNA	05/25/22	USD	520,114	(50,391)
TRY	8,051,400	UBSA	04/29/22	USD	525,000	(13,008)
TRY	8,051,400	UBSA	04/29/22	USD	525,000	(13,008)
TRY	5,568,000	CBNA	06/08/22	USD	348,000	(12,385)
TRY	5,568,000	CBNA	06/08/22	USD	348,000	(12,385)
ZAR	7,638,974	UBSA	04/01/22	USD	525,000	2,230
ZAR	7,637,441	UBSA	04/01/22	USD	525,000	2,335
ZAR	7,725,998	CBNA	04/19/22	USD	510,000	(17,719)
ZAR	17,093,626	BBP	04/20/22	USD	1,126,000	(41,417)
ZAR	15,727,350	BBP	04/20/22	USD	1,036,000	(38,107)

Cross Currency Contracts to Buy
AUD	705,000	RBC	04/20/22	CAD	650,358	7,468
EUR	460,000	DBAG	04/20/22	SEK	4,777,461	855

Net Unrealized Appreciation						$27

BHFTII-43

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/08/22	79	EUR	12,534,140	$(62,984)
U.S. Treasury Long Bond Futures	06/21/22	752	USD	112,847,000	(3,083,221)
U.S. Treasury Note 2 Year Futures	06/30/22	762	USD	161,484,470	(1,700,172)
U.S. Treasury Note 5 Year Futures	06/30/22	1,184	USD	135,790,000	(3,352,971)
U.S. Treasury Note 10 Year Futures	06/21/22	438	USD	53,819,250	581,579
U.S. Treasury Ultra Long Bond Futures	06/21/22	721	USD	127,707,125	(4,797,177)

Futures Contracts - Short
Euro-BTP Futures	06/08/22	(126)	EUR	(17,427,060)	769,338
Euro-Buxl 30 Year Bond Futures	06/08/22	(54)	EUR	(10,054,800)	827,908
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(380)	USD	(51,478,125)	1,445,621

Net Unrealized Depreciation					$(9,372,079)

Purchased Options

Exchange-Traded Equity Options	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - CF Industries Holdings, Inc.	USD	115.000	05/20/22	27,200	USD	312,800,000	$176,800	$114,308	$(62,492)
Call - Devon Energy Corp.	USD	60.000	04/14/22	1,036	USD	6,216,000	251,985	199,948	(52,037)
Call - Diamondback Energy, Inc.	USD	135.000	04/14/22	91	USD	1,228,500	55,878	61,880	6,002
Call - Diamondback Energy, Inc.	USD	150.000	05/20/22	86	USD	1,290,000	57,075	48,590	(8,485)
Call - Diamondback Energy, Inc.	USD	155.000	05/20/22	105	USD	1,627,500	59,034	45,150	(13,884)
Call - Marathon Oil Corp.	USD	24.000	04/14/22	341	USD	818,400	49,527	57,629	8,102
Call - Marathon Oil Corp.	USD	25.000	04/14/22	342	USD	855,000	40,628	36,936	(3,692)
Call - Marathon Oil Corp.	USD	25.000	07/15/22	341	USD	852,500	78,077	101,959	23,882
Call - Marathon Oil Corp.	USD	26.000	07/15/22	342	USD	889,200	73,495	85,500	12,005
Call - Mosaic Co. (The)	USD	75.000	05/20/22	48,000	USD	360,000,000	204,000	137,060	(66,940)
Call - Occidental Petroleum Corp.	USD	60.000	04/14/22	242	USD	1,452,000	122,749	31,218	(91,531)
Call - Occidental Petroleum Corp.	USD	55.000	05/20/22	242	USD	1,331,000	60,203	142,780	82,577
Call - Occidental Petroleum Corp.	USD	60.000	05/20/22	242	USD	1,452,000	52,569	88,330	35,761
Call - Occidental Petroleum Corp.	USD	65.000	05/20/22	242	USD	1,573,000	102,932	53,240	(49,692)
Call - Ovintiv, Inc.	USD	55.000	05/20/22	546	USD	3,003,000	197,777	229,320	31,543

Totals							$1,582,729	$1,433,848	$(148,881)

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/CZK Put	CZK	24.850	BOA	04/13/22	1,230,000	EUR	1,230,000	$9,171	$2,603	$(6,568)
EUR Put/SEK Call	SEK	9.950	UBSA	04/11/22	224,000	EUR	224,000	28,898	154	(28,744)
EUR Put/SEK Call	SEK	10.500	UBSA	04/28/22	1,233,000	EUR	1,233,000	11,187	19,297	8,110
USD Call/COP Put	COP	4,100.000	MSIP	05/19/22	174,000	USD	174,000	21,837	16,497	(5,340)
USD Call/MXN Put	MXN	20.300	GSI	05/27/22	2,018,000	USD	2,018,000	34,270	26,402	(7,868)
USD Call/ZAR Put	ZAR	15.500	BOA	04/12/22	2,452,000	USD	2,452,000	43,780	1,184	(42,596)
USD Call/ZAR Put	ZAR	15.000	BOA	05/27/22	1,338,000	USD	1,338,000	23,790	21,325	(2,465)
USD Put/CLP Call	CLP	815.000	BBP	05/06/22	2,782,000	USD	2,782,000	72,527	106,662	34,135

Totals								$245,460	$194,124	$(51,336)

BHFTII-44

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Purchased Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Year IRS	2.020%	BOA	SOFR	Receive	05/04/22	613,000,000	USD	613,000,000	$674,300	$1,299,309	$625,009

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 10 Year Futures	USD	119.000	05/20/22	1,197	USD	1,197,000	$76,632	$317,953	$241,321

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
EUR Call/SEK Put	SEK	10.800	UBSA	04/28/22	(617,000)	EUR	(617,000)	$(5,010)	$(700)	$4,310
USD Call/CLP Put	CLP	855.000	BBP	05/06/22	(1,392,000)	USD	(1,392,000)	(20,031)	(3,378)	16,653
USD Call/MXN Put	MXN	20.700	GSI	05/27/22	(3,026,000)	USD	(3,026,000)	(31,589)	(23,694)	7,895
USD Call/TRY Put	TRY	15.000	GSI	04/28/22	(1,050,000)	USD	(1,050,000)	(53,088)	(30,320)	22,768
USD Call/ZAR Put	ZAR	16.250	BOA	04/12/22	(3,504,000)	USD	(3,504,000)	(24,108)	(98)	24,010
USD Call/ZAR Put	ZAR	15.700	BOA	05/27/22	(2,008,000)	USD	(2,008,000)	(14,458)	(12,375)	2,083
USD Put/CLP Call	CLP	795.000	BBP	05/06/22	(2,782,000)	USD	(2,782,000)	(40,116)	(58,775)	(18,659)
USD Put/RUB Call	RUB	72.000	BOA	04/08/22	(1,092,000)	USD	(1,092,000)	(5,279)	$(3,750)	1,529
USD Put/RUB Call	RUB	72.000	CBNA	04/08/22	(3,513,000)	USD	(3,513,000)	(16,485)	(12,064)	4,421

Totals								$(210,164)	$(145,154)	$65,010

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 10 Year IRS	2.320%	BOA	SOFR	Pay	05/04/22	(613,000,000)	USD	(613,000,000)	$(245,200)	$(490,578)	$(245,378)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - U.S. Treasury Note 10 Year Futures	USD	121.500	04/22/22	(6)	USD	(6,000)	$(7,116)	$(2,250)	$4,866
Put - U.S. Treasury Note 10 Year Futures	USD	123.000	04/22/22	(22)	USD	(22,000)	(20,935)	(20,281)	654

Totals							$(28,051)	$(22,531)	$5,520

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	2.337%	Annually	02/02/31	USD	797,000	$(105,154)	$15	$(105,169)
Pay	12M CPURNSA	Maturity	2.474%	Maturity	04/26/31	USD	19,740,210	(2,265,876)	372	(2,266,248)
Pay	12M CPURNSA	Maturity	2.628%	Maturity	05/11/31	USD	4,752,000	(464,752)	90	(464,842)
Pay	12M CPURNSA	Maturity	2.639%	Maturity	05/21/31	USD	16,320,000	(1,562,457)	310	(1,562,767)
Pay	12M CPURNSA	Maturity	2.763%	Maturity	11/05/31	USD	8,399,000	(483,186)	168	(483,354)
Pay	12M CPURNSA	Maturity	2.765%	Maturity	11/05/31	USD	8,399,000	(480,992)	168	(481,160)
Pay	12M CPURNSA	Maturity	2.798%	Maturity	11/08/31	USD	3,509,234	(188,596)	70	(188,666)
Pay	12M CPURNSA	Maturity	2.823%	Maturity	11/10/31	USD	4,889,766	(249,766)	98	(249,864)
Pay	12M CPURNSA	Maturity	2.878%	Maturity	11/01/31	USD	8,003,000	(364,582)	159	(364,741)
Pay	12M CPURNSA	Maturity	2.888%	Maturity	10/29/31	USD	8,000,000	(355,681)	159	(355,840)
Pay	12M CPURNSA	Maturity	2.888%	Maturity	02/28/32	USD	8,284,000	(206,799)	171	(206,970)

BHFTII-45

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Swap Agreements—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	2.893%	Maturity	11/15/31	USD	4,199,500	$(182,737)	$84	$(182,821)
Pay	12M CPURNSA	Maturity	2.925%	Maturity	11/15/31	USD	4,199,500	(168,295)	84	(168,379)
Pay	12M CPURNSA	Maturity	3.059%	Maturity	04/04/32	USD	6,093,000	(14,928)	127	(15,055)
Pay	12M CPURNSA	Maturity	3.498%	Maturity	03/31/27	USD	15,778,000	40,051	186	39,865
Pay	12M CPURNSA	Maturity	3.519%	Maturity	03/31/27	USD	15,778,000	57,298	186	57,112
Pay	12M FEDL	Maturity	1.175%	Annually	09/21/22	USD	1,174,790,000	(714,413)	1,205	(715,618)
Pay	12M FEDL	Maturity	1.197%	Annually	09/21/22	USD	1,132,835,000	(650,327)	1,180	(651,507)
Pay	12M FEDL	Maturity	1.239%	Annually	09/21/22	USD	179,388,000	(91,318)	189	(91,507)
Pay	1M TIIE	Monthly	7.530%	Monthly	01/23/32	MXN	26,050,000	(56,207)	20	(56,227)
Pay	1M TIIE	Monthly	7.565%	Monthly	01/12/32	MXN	44,332,000	(89,503)	14	(89,517)
Pay	1M TIIE	Monthly	7.600%	Monthly	01/01/32	MXN	38,940,000	(73,945)	13	(73,958)
Pay	1M TIIE	Monthly	8.290%	Monthly	03/30/32	MXN	23,026,000	11,578	19	11,559
Receive	3M LIBOR	Semi-Annually	2.915%	Quarterly	08/23/26	USD	110,000	(1,861)	2	(1,863)
Receive	3M LIBOR	Semi-Annually	3.156%	Quarterly	10/03/28	USD	1,279,000	(55,773)	17	(55,790)

Totals								$(8,718,221)	$5,106	$(8,723,327)

OTC Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	1 Day CDI	Maturity	11.470%	Maturity	01/02/24	GSI	BRL	12,128,867	$(18,902)	$—	$(18,902)
Pay	3M CLOIS	Semi-Annually	1.650%	Semi-Annually	05/28/23	BOA	CLP	3,163,924,000	(256,877)	—	(256,877)
Receive	3M CLOIS	Semi-Annually	1.420%	Semi-Annually	04/01/23	BOA	CLP	3,163,924,000	246,348	—	246,348

Totals									$(29,431)	$—	$(29,431)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.33.V12	(5.000%)	Quarterly	12/20/24	0.000%	USD	4,786,420	$(277,014)	$53,168	$(330,182)
CDX.NA.HY.37V1	(5.000%)	Quarterly	12/20/26	0.000%	USD	4,853,000	(308,235)	(208,982)	(99,253)
ITRX.EUR.XOVER.37.V1	(5.000%)	Quarterly	06/20/27	0.000%	EUR	3,653,000	(291,677)	(246,604)	(45,073)
ITRX.FINSR.37.V1	(1.000%)	Quarterly	06/20/27	0.809%	EUR	7,277,000	(76,742)	(60,803)	(15,939)
ITRX.FINSUB.37.V1	(1.000%)	Quarterly	06/20/27	1.534%	EUR	3,639,000	105,629	118,800	(13,171)

Totals							$(848,039)	$(344,421)	$(503,618)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022(b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Abbott Laboratories 3.400%, due 11/30/23	(1.000%)	Quarterly	06/20/27	JPMC	0.000%	USD	1,237,909	$(35,829)	$(30,164)	$(5,665)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	12/20/24	JPMC	1.684%	USD	460,000	(39,828)	21,047	(60,875)
Avis Budget Group, Inc. 5.250%, due 03/15/25	(5.000%)	Quarterly	06/20/25	JPMC	1.907%	USD	480,000	(45,152)	38,481	(83,633)

BHFTII-46

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Buy Protection (a) —(Continued)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022(b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.501%	USD	250,000	$(13,281)	$(6,561)	$(6,720)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BNP	2.501%	USD	250,000	(13,281)	(7,080)	(6,201)
Beazer Homes USA, Inc. 6.750%, due 03/15/25	(5.000%)	Quarterly	06/20/24	BBP	2.501%	USD	250,000	(13,281)	(7,430)	(5,851)
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	BNP	1.132%	USD	460,000	1,591	(5,004)	6,595
Boeing Co. 8.750%, due 08/15/21	(1.000%)	Quarterly	12/20/24	MSIP	1.132%	USD	1,185,000	4,099	(7,638)	11,737
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.231%	USD	740,000	4,496	10,003	(5,507)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.231%	USD	526,000	3,196	7,110	(3,914)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.231%	USD	525,000	3,190	7,234	(4,044)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.231%	USD	524,000	3,183	7,220	(4,037)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.231%	USD	520,000	3,159	7,165	(4,006)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	12/20/24	BBP	1.231%	USD	314,000	1,908	4,244	(2,336)
Brazil Government International Bond 4.250%, due 01/07/25	(1.000%)	Quarterly	06/20/27	BBP	2.069%	USD	8,620,600	436,811	526,295	(89,484)
Chile Government International Bond 3.240%, due 02/06/28	(1.000%)	Quarterly	06/20/27	GSI	0.700%	USD	1,098,000	(16,167)	(6,394)	(9,773)
Colombia Government International Bond 10.375%, due 01/28/33	(1.000%)	Quarterly	06/20/27	GSI	1.918%	USD	6,435,000	281,173	358,120	(76,947)
Indonesia Government International Bond 3.700%, due 03/16/25	(1.000%)	Quarterly	06/20/27	GSI	0.842%	USD	5,397,000	(41,475)	66,621	(108,096)
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/27	GSI	1.002%	USD	950,000	98	(2,047)	2,145
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/27	GSI	1.002%	USD	760,000	79	(1,091)	1,170
Mexico Government International Bond 4.150%, due 03/28/27	(1.000%)	Quarterly	06/20/27	MSIP	1.002%	USD	10,567,060	1,094	67,108	(66,014)
Occidental Petroleum Corp. 5.550%, due 03/15/26	(1.000%)	Quarterly	12/20/24	BBP	0.868%	USD	970,000	(3,372)	277,643	(281,015)
Philippines Government International Bond 10.625%, due 03/16/25	(1.000%)	Quarterly	06/20/27	GSI	0.790%	USD	3,913,035	(40,198)	21,080	(61,278)
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	06/20/27	MSIP	2.091%	USD	3,898,191	201,336	241,825	(40,489)
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	06/20/27	MSIP	2.091%	USD	978,694	50,548	60,713	(10,165)
Republic of South Africa Government International Bond 5.875%, due 09/16/25	(1.000%)	Quarterly	06/20/27	MSIP	2.091%	USD	878,613	45,379	54,505	(9,126)
Tenet Healthcare Corp. 6.875%, due 11/15/31	(5.000%)	Quarterly	06/20/24	BBP	1.414%	USD	499,000	(38,654)	(2,613)	(36,041)

Totals								$740,822	$1,700,392	$(959,570)

BHFTII-47

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.305%	USD	1,001,000	$(796)	$145	$(941)
CMBX.NA.AAA.V6	(0.500%)	Monthly	05/11/63	DBAG	0.305%	USD	2,340,000	(1,861)	(883)	(978)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	CSI	0.323%	USD	1,610,000	(9,450)	19,805	(29,255)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	DBAG	0.323%	USD	1,280,000	(7,513)	15,972	(23,485)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.323%	USD	900,000	(5,283)	11,071	(16,354)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.323%	USD	1,090,000	(6,398)	13,409	(19,807)
CMBX.NA.AAA.V9	(0.500%)	Monthly	09/17/58	MSIP	0.323%	USD	1,960,000	(11,504)	26,423	(37,927)
CMBX.NA.BBB-.V6	(3.000%)	Monthly	05/11/63	JPMC	66.736%	USD	340,000	82,982	34,298	48,684
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	CGM	6.352%	USD	500,000	51,046	16,330	34,716
CMBX.NA.BBB-.V9	(3.000%)	Monthly	09/17/58	MSIP	6.352%	USD	105,000	10,720	5,615	5,105

Totals								$101,943	$142,185	$(40,242)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	2.212%	USD	660,000	$(5,770)	$(30,601)	$24,831
CMBX.NA.A.V10	2.000%	Monthly	11/17/59	DBAG	2.212%	USD	1,310,000	(11,453)	(59,736)	48,283
CMBX.NA.AAA.V7	0.500%	Monthly	01/17/47	CSI	0.244%	USD	5,000,000	18,392	(156,398)	174,790
CMBX.NA.BBB-.V10	3.000%	Monthly	11/17/59	JPMC	5.926%	USD	40,000	(4,457)	(3,575)	(882)
CMBX.NA.BBB-.V6	3.000%	Monthly	05/11/63	CSI	66.736%	USD	340,000	(82,982)	(28,925)	(54,057)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	DBAG	6.352%	USD	467,000	(47,677)	(57,312)	9,635
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	GSI	6.352%	USD	210,000	(21,439)	(22,600)	1,161
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	JPMC	6.352%	USD	130,000	(13,272)	(28,330)	15,058
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	6.352%	USD	236,000	(24,094)	(11,077)	(13,017)
CMBX.NA.BBB-.V9	3.000%	Monthly	09/17/58	MSIP	6.352%	USD	240,000	(24,502)	(307)	(24,195)

Totals								$(217,254)	$(398,861)	$181,607

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Receive	12M SOFR	Quarterly	06/10/22	BNP	Universal Health Services, Inc	USD	355,285	$(47,531)	$—	$(47,531)
Receive	12M SOFR	Quarterly	08/10/22	BNP	Universal Health Services, Inc	USD	332,709	(28,506)	—	(28,506)
Receive	12M SOFR	Quarterly	09/02/22	BNP	Sherwin-Williams Co.	USD	353,113	11,883	—	11,883
Receive	12M SOFR	Quarterly	09/02/22	BNP	PPG Industries, Inc.	USD	349,012	(9,334)	—	(9,334)
Receive	12M SOFR	Quarterly	09/02/22	BNP	Sherwin-Williams Co.	USD	353,455	(19,477)	—	(19,477)
Receive	12M SOFR	Quarterly	09/02/22	BNP	PPG Industries, Inc.	USD	343,951	(32,613)	—	(32,613)
Receive	12M SOFR	Quarterly	09/09/22	CBNA	TreeHouse Foods, Inc.	USD	41,360	712	—	712
Receive	12M SOFR	Quarterly	09/09/22	CBNA	TreeHouse Foods, Inc.	USD	6,826	245	—	245
Receive	12M SOFR	Quarterly	09/09/22	CBNA	TreeHouse Foods, Inc.	USD	126,696	2,141	—	2,141
Receive	12M SOFR	Quarterly	09/09/22	CBNA	TreeHouse Foods, Inc.	USD	95,500	1,914	—	1,914
Receive	12M SOFR	Quarterly	09/09/22	CBNA	TreeHouse Foods, Inc.	USD	26,616	711	—	711
Receive	12M SOFR	Quarterly	09/09/22	CBNA	TreeHouse Foods, Inc.	USD	49,820	1,333	—	1,333

Totals								$(118,522)	$—	$(118,522)

BHFTII-48

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

OTC Total Return Swaps—(Continued)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Securities in the amount of $1,507,008 have been received at the custodian bank as collateral for OTC swap contracts, OTC option contracts and forward foreign currency exchange contracts.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(RBC)—	Royal Bank of Canada
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(EUR)—	Euro
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(RUB)—	Russian Ruble
(SEK)—	Swedish Krona
(TRY)—	Turkish Lira
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CLOIS)—	Sinacofi Chile Interbank Rate Average
(CMBX.NA.A)—	Markit North America A Rated CMBS Index
(CMBX.NA.AAA)—	Markit North America AAA Rated CMBS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FEDL)—	Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(ITRX.EUR.XOVER)—	Markit iTraxx Europe Crossover CDS Index
(ITRX.FINSR)—	Markit iTraxx Europe Senior Financials CDS Index
(ITRX.FINSUB)—	Markit iTraxx Europe Sub Financials CDS Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-49

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,664,910,487	$—	$1,664,910,487
Corporate Bonds & Notes
Advertising	—	2,856,639	—	2,856,639
Aerospace/Defense	—	33,534,260	—	33,534,260
Agriculture	—	8,524,032	—	8,524,032
Airlines	—	19,306,133	—	19,306,133
Apparel	—	42,620	—	42,620
Auto Manufacturers	—	18,245,640	—	18,245,640
Auto Parts & Equipment	—	494,866	—	494,866
Banks	—	291,740,133	—	291,740,133
Beverages	—	14,005,068	—	14,005,068
Biotechnology	—	7,713,800	—	7,713,800
Building Materials	—	947,437	—	947,437
Chemicals	—	11,769,698	—	11,769,698
Commercial Services	—	20,988,055	—	20,988,055
Computers	—	12,837,609	—	12,837,609
Distribution/Wholesale	—	443,475	—	443,475
Diversified Financial Services	—	16,797,139	—	16,797,139
Electric	—	87,722,592	—	87,722,592
Electronics	—	2,608,350	—	2,608,350
Energy-Alternate Sources	—	495,242	—	495,242
Engineering & Construction	—	2,763,135	—	2,763,135
Entertainment	—	12,774,549	—	12,774,549
Environmental Control	—	3,419,619	—	3,419,619
Food	—	4,117,622	—	4,117,622
Food Service	—	481,120	—	481,120
Forest Products & Paper	—	1,411,002	—	1,411,002
Gas	—	4,289,566	—	4,289,566
Healthcare-Products	—	7,219,376	—	7,219,376
Healthcare-Services	—	36,125,520	—	36,125,520
Home Builders	—	6,926,028	1,236,967	8,162,995
Insurance	—	12,730,763	—	12,730,763
Internet	—	2,985,396	—	2,985,396
Investment Companies	—	3,158,050	—	3,158,050
Iron/Steel	—	919,015	—	919,015
Lodging	—	2,799,811	1,301,250	4,101,061
Machinery-Diversified	—	4,792,809	—	4,792,809
Media	—	38,249,981	—	38,249,981
Mining	—	11,672,155	—	11,672,155
Miscellaneous Manufacturing	—	5,690,651	—	5,690,651
Oil & Gas	—	45,553,074	—	45,553,074
Packaging & Containers	—	2,212,761	—	2,212,761

BHFTII-50

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Pharmaceuticals	$—	$35,942,884	$—	$35,942,884
Pipelines	—	74,777,298	—	74,777,298
Real Estate	—	2,787,215	1,160,770	3,947,985
Real Estate Investment Trusts	—	55,401,773	—	55,401,773
Retail	—	5,217,248	—	5,217,248
Semiconductors	—	35,746,845	—	35,746,845
Shipbuilding	—	2,869,851	—	2,869,851
Software	—	40,081,017	—	40,081,017
Telecommunications	—	81,902,804	—	81,902,804
Transportation	—	18,258,059	—	18,258,059
Trucking & Leasing	—	3,492,735	—	3,492,735
Total Corporate Bonds & Notes	—	1,117,842,520	3,698,987	1,121,541,507
Asset-Backed Securities
Asset-Backed - Credit Card	—	840,331	—	840,331
Asset-Backed - Home Equity	—	21,157,464	—	21,157,464
Asset-Backed - Manufactured Housing	—	11,074,836	—	11,074,836
Asset-Backed - Other	—	374,400,367	3,533,775	377,934,142
Asset-Backed - Student Loan	—	31,629,338	—	31,629,338
Total Asset-Backed Securities	—	439,102,336	3,533,775	442,636,111
Total Mortgage-Backed Securities*	—	190,519,983	—	190,519,983
Floating Rate Loans
Advertising	—	104,472	—	104,472
Aerospace/Defense	—	318,981	—	318,981
Airlines	—	2,753,838	—	2,753,838
Apparel	—	871,490	—	871,490
Auto Parts & Equipment	—	603,805	—	603,805
Beverages	—	762,238	—	762,238
Building Materials (Less Unfunded Loan Commitments of $29,272)	—	2,081,462	—	2,081,462
Chemicals	—	4,395,498	—	4,395,498
Commercial Services (Less Unfunded Loan Commitments of $80,250)	—	11,465,940	1,178,195	12,644,135
Cosmetics/Personal Care	—	209,896	—	209,896
Distribution/Wholesale	—	229,314	—	229,314
Electric	—	1,338,247	—	1,338,247
Entertainment	—	14,484,218	—	14,484,218
Environmental Control	—	571,381	—	571,381
Food	—	1,082,809	—	1,082,809
Hand/Machine Tools	—	1,049,759	—	1,049,759
Healthcare-Products	—	3,549,399	—	3,549,399
Healthcare-Services	—	505,564	—	505,564
Household Products/Wares	—	273,055	—	273,055
Housewares	—	333,139	—	333,139
Internet	—	2,147,777	—	2,147,777
Lodging	—	8,051,340	—	8,051,340
Machinery-Diversified	—	449,726	—	449,726
Media	—	2,790,865	—	2,790,865
Metal Fabricate/Hardware	—	425,364	—	425,364
Mining	—	214,742	—	214,742
Oil & Gas	—	687,938	—	687,938
Packaging & Containers	—	344,960	—	344,960
Pharmaceuticals	—	1,415,686	—	1,415,686
Pipelines	—	3,515,802	—	3,515,802
Real Estate Investment Trusts	—	492,760	—	492,760
Retail	—	6,963,613	—	6,963,613
Software	—	2,144,080	—	2,144,080
Telecommunications	—	1,438,424	—	1,438,424
Transportation	—	2,341,072	—	2,341,072

BHFTII-51

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Floating Rate Loans (Less Unfunded Loan Commitments of $109,522)	$—	$80,408,654	$1,178,195	$81,586,849
Total Foreign Government*	—	33,165,223	—	33,165,223
Total Municipals*	—	21,876,242	—	21,876,242
Total Common Stocks*	11,633,219	—	—	11,633,219
Total Preferred Stock*	—	—	2,605,005	2,605,005
Warrants
Commercial Services & Supplies	6,203	—	—	6,203
Health Care Providers & Services	57,575	—	—	57,575
Health Care Technology	8,513	—	—	8,513
Hotels, Restaurants & Leisure	1,682	—	8,328	10,010
Independent Power and Renewable Electricity Producers	15,367	—	—	15,367
Interactive Media & Services	79,940	—	—	79,940
Machinery	164,354	—	—	164,354
Oil, Gas & Consumable Fuels	22,880	—	—	22,880
Real Estate Management & Development	25,571	—	—	25,571
Software	32,131	—	—	32,131
Special Purpose Acquisition Companies	24,670	—	—	24,670
Specialty Retail	95,965	—	—	95,965
Total Warrants*	534,851	—	8,328	543,179
Total Convertible Bonds*	—	157,278	—	157,278
Total Escrow Shares*	—	—	1	1
Total Short-Term Investment*	—	353,430,673	—	353,430,673
Securities Lending Reinvestments
Certificate of Deposit	—	299,949	—	299,949
Repurchase Agreements	—	20,406,378	—	20,406,378
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	5,794,560	—	—	5,794,560
Total Securities Lending Reinvestments	5,794,560	21,706,327	—	27,500,887
Purchased Options
Exchange Traded Equity Options at Value	1,433,848	—	—	1,433,848
Foreign Currency Options at Value	—	194,124	—	194,124
Interest Rate Swaptions at Value	—	1,299,309	—	1,299,309
Options on Exchange-Traded Futures Contracts at Value	317,953	—	—	317,953
Total Purchased Options	$1,751,801	$1,493,433	$—	$3,245,234
Total Net Investments	$19,714,431	$3,924,613,156	$11,024,291	$3,955,351,878

Collateral for Securities Loaned (Liability)	$—	$(27,500,703)	$—	$(27,500,703)
TBA Forward Sales Commitments	$—	$(20,422,292)	$—	$(20,422,292)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,000,036	$—	$1,000,036
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,000,009)	—	(1,000,009)
Total Forward Contracts	$—	$27	$—	$27
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,624,446	$—	$—	$3,624,446
Futures Contracts (Unrealized Depreciation)	(12,996,525)	—	—	(12,996,525)
Total Futures Contracts	$(9,372,079)	$—	$—	$(9,372,079)
Written Options
Foreign Currency Options at Value	$—	$(145,154)	$—	$(145,154)
Interest Rate Swaptions at Value	—	(490,578)	—	(490,578)
Options on Exchange-Traded Futures Contracts at Value	(22,531)	—	—	(22,531)
Total Written Options	$(22,531)	$(635,732)	$—	$(658,263)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$108,536	$—	$108,536
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(9,335,481)	—	(9,335,481)
Total Centrally Cleared Swap Contracts	$—	$(9,226,945)	$—	$(9,226,945)

BHFTII-52

Brighthouse Funds Trust II

BlackRock Bond Income Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$1,469,767	$—	$1,469,767
OTC Swap Contracts at Value (Liabilities)	—	(992,209)	—	(992,209)
Total OTC Swap Contracts	$—	$477,558	$—	$477,558

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTII-53

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—99.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
TransDigm Group, Inc. (a) (b)	61,140	$39,835,156

Automobiles—2.6%
Tesla, Inc. (a) (b)	44,312	47,750,611

Capital Markets—4.8%
KKR & Co., Inc.	464,526	27,160,835
S&P Global, Inc. (b)	145,975	59,876,026

		87,036,861

Chemicals—2.5%
Linde plc	80,448	25,697,505
Sherwin-Williams Co. (The)	75,357	18,810,614

		44,508,119

Containers & Packaging—0.5%
Ball Corp. (b)	99,828	8,984,520

Electronic Equipment, Instruments & Components—1.4%
Zebra Technologies Corp. - Class A (a)	62,713	25,944,368

Entertainment—1.1%
Netflix, Inc. (a)	53,427	20,013,220

Health Care Equipment & Supplies—2.3%
Align Technology, Inc. (a)	68,915	30,046,940
Intuitive Surgical, Inc. (a)	41,723	12,586,995

		42,633,935

Health Care Providers & Services—1.1%
UnitedHealth Group, Inc.	40,143	20,471,726

Hotels, Restaurants & Leisure—4.0%
Chipotle Mexican Grill, Inc. (a)	24,990	39,534,930
Domino’s Pizza, Inc. (b)	40,745	16,583,622
Evolution AB	167,279	17,071,596

		73,190,148

Industrial Conglomerates—0.9%
Roper Technologies, Inc.	33,682	15,905,651

Interactive Media & Services—10.0%
Alphabet, Inc. - Class A (a)	35,574	98,943,745
Match Group, Inc. (a)	244,007	26,533,321
Meta Platforms, Inc. - Class A (a)	82,003	18,234,187
Snap, Inc. - Class A (a) (b)	1,021,845	36,776,202

		180,487,455

Internet & Direct Marketing Retail—10.5%
Amazon.com, Inc. (a)	51,327	167,323,454
Etsy, Inc. (a) (b)	184,384	22,915,243

		190,238,697

IT Services—7.2%
MasterCard, Inc. - Class A	93,076	33,263,501

IT Services —(Continued)
MongoDB, Inc. (a) (b)	50,514	22,407,505
Snowflake, Inc. - Class A (a)	101,016	23,145,796
Visa, Inc. - Class A	235,951	52,326,853

		131,143,655

Life Sciences Tools & Services—4.2%
10X Genomics, Inc. - Class A (a)	38,831	2,953,874
Danaher Corp.	115,619	33,914,521
Lonza Group AG	26,419	19,140,124
Thermo Fisher Scientific, Inc.	32,700	19,314,255

		75,322,774

Oil, Gas & Consumable Fuels—2.7%
EQT Corp.	409,135	14,078,335
Pioneer Natural Resources Co.	137,193	34,302,366

		48,380,701

Personal Products—0.6%
Olaplex Holdings, Inc. (a) (b)	658,984	10,299,920

Pharmaceuticals—2.3%
Eli Lilly and Co.	41,504	11,885,500
Zoetis, Inc.	161,108	30,383,358

		42,268,858

Professional Services—0.6%
TransUnion	100,293	10,364,279

Semiconductors & Semiconductor Equipment—9.4%
Applied Materials, Inc.	79,363	10,460,043
ASML Holding NV	75,696	50,559,629
Marvell Technology, Inc.	613,950	44,026,355
NVIDIA Corp.	242,644	66,207,842

		171,253,869

Software—19.8%
Adobe, Inc. (a)	60,739	27,673,903
Bill.com Holdings, Inc. (a) (b)	68,040	15,430,792
Crowdstrike Holdings, Inc. - Class A (a)	51,490	11,692,349
Intuit, Inc.	145,715	70,065,601
Microsoft Corp.	617,552	190,397,457
ServiceNow, Inc. (a)	76,652	42,686,732

		357,946,834

Technology Hardware, Storage & Peripherals—3.9%
Apple, Inc.	405,118	70,737,654

Textiles, Apparel & Luxury Goods—4.4%
LVMH Moet Hennessy Louis Vuitton SE	50,431	35,910,377
NIKE, Inc. - Class B	319,333	42,969,448

		78,879,825

Total Common Stocks (Cost $1,228,480,630)		1,793,598,836

BHFTII-54

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Preferred Stock—0.4%

Security Description	Shares/ Principal Amount*	Value

Interactive Media & Services—0.4%
Bytedance, Ltd. - Series E † (a) (c) (d) (Cost $5,566,369)	50,800	$8,184,265

Short-Term Investment—0.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $1,855,762; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $1,892,961.	1,855,762	1,855,762

Total Short-Term Investments (Cost $1,855,762)		1,855,762

Securities Lending Reinvestments (e)—4.5%

Certificates of Deposit—1.6%
Bank of Montreal 0.300%, 06/02/22	2,000,000	1,998,532
Bank of Nova Scotia 0.520%, SOFR + 0.250%, 02/17/23 (f)	3,000,000	2,993,332
Barclays Bank plc 0.180%, 04/07/22	2,000,000	1,999,926
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (f)	4,000,000	3,994,368
Canadian Imperial Bank of Commerce (NY) 0.770%, SOFR + 0.500%, 03/03/23 (f)	3,000,000	3,001,906
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (f)	1,000,000	1,000,000
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (f)	1,000,000	999,998
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	700,000	699,881
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (f)	1,000,000	997,662
0.850%, FEDEFF PRV + 0.520%, 09/21/22 (f)	3,000,000	2,999,565
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (f)	1,000,000	999,183
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (f)	1,000,000	1,000,000
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (f)	2,000,000	1,999,408
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (f)	4,000,000	3,987,492

		28,671,253

Repurchase Agreements—2.8%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $2,000,016; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $7,004,219; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $7,140,942.	7,000,000	$7,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,800,015; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,836,001.	1,800,000	1,800,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $7,058,974; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $7,200,149.	7,058,923	7,058,923
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $4,200,261; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $4,286,389.	4,200,000	4,200,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $6,300,551; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $6,966,532.	6,300,000	6,300,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $17,000,208; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $18,876,402.	17,000,000	17,000,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $1,000,010; collateralized by various Common Stock with an aggregate market value of $1,111,203.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,700,221; collateralized by various Common Stock with an aggregate market value of $3,000,482.	2,700,000	2,700,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $1,000,011; collateralized by various Common Stock with an aggregate market value of $1,126,665.	1,000,000	1,000,000

		50,058,923

BHFTII-55

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Time Deposit—0.1%
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (f)	2,000,000	$2,000,000

Total Securities Lending Reinvestments (Cost $80,758,884)		80,730,176

Total Investments—104.0% (Cost $1,316,661,645)		1,884,369,039
Other assets and liabilities (net)—(4.0)%		(72,602,132)

Net Assets—100.0%		$1,811,766,907

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $8,184,265, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $78,749,847 and the collateral received consisted of cash in the amount of $80,758,375. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.5% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Bytedance, Ltd. Series E	12/10/20	50,800	$5,566,369	$8,184,265

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-56

Brighthouse Funds Trust II

BlackRock Capital Appreciation Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$39,835,156	$—	$—	$39,835,156
Automobiles	47,750,611	—	—	47,750,611
Capital Markets	87,036,861	—	—	87,036,861
Chemicals	44,508,119	—	—	44,508,119
Containers & Packaging	8,984,520	—	—	8,984,520
Electronic Equipment, Instruments & Components	25,944,368	—	—	25,944,368
Entertainment	20,013,220	—	—	20,013,220
Health Care Equipment & Supplies	42,633,935	—	—	42,633,935
Health Care Providers & Services	20,471,726	—	—	20,471,726
Hotels, Restaurants & Leisure	56,118,552	17,071,596	—	73,190,148
Industrial Conglomerates	15,905,651	—	—	15,905,651
Interactive Media & Services	180,487,455	—	—	180,487,455
Internet & Direct Marketing Retail	190,238,697	—	—	190,238,697
IT Services	131,143,655	—	—	131,143,655
Life Sciences Tools & Services	56,182,650	19,140,124	—	75,322,774
Oil, Gas & Consumable Fuels	48,380,701	—	—	48,380,701
Personal Products	10,299,920	—	—	10,299,920
Pharmaceuticals	42,268,858	—	—	42,268,858
Professional Services	10,364,279	—	—	10,364,279
Semiconductors & Semiconductor Equipment	171,253,869	—	—	171,253,869
Software	357,946,834	—	—	357,946,834
Technology Hardware, Storage & Peripherals	70,737,654	—	—	70,737,654
Textiles, Apparel & Luxury Goods	42,969,448	35,910,377	—	78,879,825
Total Common Stocks	1,721,476,739	72,122,097	—	1,793,598,836
Total Preferred Stock*	—	—	8,184,265	8,184,265
Total Short-Term Investment*	—	1,855,762	—	1,855,762
Total Securities Lending Reinvestments*	—	80,730,176	—	80,730,176
Total Investments	$1,721,476,739	$154,708,035	$8,184,265	$1,884,369,039

Collateral for Securities Loaned (Liability)	$—	$(80,758,375)	$—	$(80,758,375)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTII-57

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—0.8% of Net Assets

Security Description	Principal Amount*	Value

Auto Manufacturers—0.8%
Toyota Motor Credit Corp. 0.420%, SOFR + 0.150%, 08/15/22 (a)	6,132,000	$6,125,327
0.550%, SOFR + 0.280%, 12/14/22 (a)	1,928,000	1,927,047

Total Corporate Bonds & Notes (Cost $8,060,000)		8,052,374

Short-Term Investments—99.4%

Certificate of Deposit—28.9%
Bank of Montreal (Chicago) 0.430%, SOFR + 0.150%, 09/21/22 (a)	7,000,000	6,992,640
0.509%, 3M LIBOR + 0.050%, 05/16/22 (a)	4,000,000	4,001,095
0.546%, 3M LIBOR + 0.040%, 08/15/22 (a)	5,000,000	5,000,972
0.633%, 3M LIBOR + 0.050%, 06/06/22 (a)	6,000,000	6,001,461
Bank of Nova Scotia (Houston) 0.309%, SOFR + 0.160%, 06/03/22 (a)	7,000,000	6,998,121
0.353%, SOFR + 0.200%, 05/04/22 (a)	5,000,000	5,000,032
0.440%, SOFR + 0.160%, 07/08/22 (a)	4,000,000	3,998,045
0.480%, SOFR + 0.200%, 06/17/22 (a)	7,000,000	6,998,240
BNP Paribas S.A. (NY) 0.327%, SOFR + 0.160%, 08/05/22 (144A) (a)	2,000,000	1,998,880
Canadian Imperial Bank of Commerce (NY) 0.240%, 04/06/22	8,500,000	8,499,871
0.311%, 1M FEDL + 0.100%, 06/08/22 (a)	7,000,000	6,996,723
0.430%, SOFR + 0.150%, 07/01/22 (a)	10,000,000	9,995,609
0.580%, SOFR + 0.300%, 01/06/23 (a)	3,500,000	3,498,147
0.633%, 3M LIBOR + 0.050%, 06/07/22 (a)	6,000,000	6,000,540
Credit Industriel Et Commercial (NY) 0.365%, 3M LIBOR + 0.050%, 05/06/22 (a)	7,000,000	7,000,357
Credit Suisse AG (NY) 0.300%, 06/01/22	5,500,000	5,496,028
0.465%, SOFR + 0.280%, 02/10/23 (a)	7,000,000	6,983,780
0.482%, SOFR + 0.200%, 07/15/22 (a)	5,000,000	4,997,044
Goldman Sachs Bank USA 0.251%, SOFR + 0.170%, 07/26/22 (a)	5,000,000	4,996,252
0.456%, SOFR + 0.300%, 03/09/23 (a)	5,500,000	5,487,637
Korea Development Bank 0.878%, SOFR + 0.600%, 09/22/22 (a)	2,800,000	2,801,492
Landesbank Baden-Wuettertemberg (NY) 0.350%, 04/01/22	30,000,000	30,000,013
Lloyds Bank Corporate Markets plc 0.348%, SOFR + 0.270%, 01/24/23 (a)	3,400,000	3,394,401
Mitsubishi UFJ Trust & Banking Corp. 0.300%, 04/22/22	8,000,000	7,999,534
MUFG Bank Ltd. (NY) 0.300%, 10/31/22	3,000,000	2,980,054
0.330%, 11/01/22	7,000,000	6,954,361
0.360%, SOFR + 0.280%, 01/23/23 (a)	6,000,000	5,987,832
0.454%, SOFR + 0.300%, 03/10/23 (a)	4,000,000	3,990,564
Natixis S.A. (New York) 0.337%, SOFR + 0.170%, 08/05/22 (a)	5,000,000	4,997,498
0.447%, SOFR + 0.280%, 02/07/23 (a)	6,000,000	5,991,681
Nordea Bank ABP (NY) 0.230%, 04/07/22	16,900,000	16,899,636
0.460%, SOFR + 0.190%, 10/27/22 (a)	4,000,000	3,994,647

Certificate of Deposit—(Continued)
Oversea-Chinese Banking Corp., Ltd. 0.380%, 05/09/22	15,000,000	14,996,650
Standard Chartered Bank (NY)
0.335%, SOFR + 0.190%, 09/02/22 (a)	5,500,000	5,495,272
0.521%, SOFR + 0.300%, 03/13/23 (a)	4,500,000	4,491,794
Sumitomo Mitsui Banking Corp. (NY) 0.394%, SOFR + 0.170%, 09/14/22 (a)	5,000,000	4,994,513
0.444%, SOFR + 0.170%, 06/22/22 (a)	6,000,000	5,997,954
0.550%, SOFR + 0.270%, 01/19/23 (a)	5,500,000	5,491,314
0.730%, SOFR + 0.450%, 07/22/22 (a)	10,000,000	10,003,354
Sumitomo Mitsui Trust Bank, Ltd. (NY) 0.320%, 04/01/22	25,000,000	25,000,000
Svenska Handelsbanken 0.470%, SOFR + 0.190%, 10/27/22 (a)	5,000,000	4,993,307
Toronto-Dominion Bank (NY) 0.300%, 10/25/22	4,000,000	3,971,025

		298,368,370

Commercial Paper—60.6%
Alinghi Funding Co. LLC 0.209%, 05/24/22 (b)	4,000,000	3,995,260
Antalis S.A. 0.266%, 04/04/22 (b)	8,000,000	7,999,719
0.478%, 04/07/22 (b)	8,000,000	7,999,502
0.659%, 04/14/22 (b)	10,000,000	9,998,483
1.054%, 06/21/22 (b)	5,000,000	4,986,664
ANZ New Zealand International, Ltd. (London) 0.175%, 04/04/22 (b)	14,660,000	14,659,479
0.244%, 04/26/22 (b)	4,000,000	3,998,766
0.246%, 05/03/22 (b)	11,815,000	11,809,845
ASB Bank, Ltd. 0.550%, SOFR + 0.500%, 09/08/22 (a)	3,000,000	3,000,625
ASB Finance, Ltd. 0.152%, 04/06/22 (b)	13,000,000	12,999,352
0.159%, 04/20/22 (b)	7,000,000	6,998,658
0.185%, 06/21/22 (b)	6,000,000	5,988,452
Australia & New Zealand Banking Group, Ltd. 0.541%, 05/02/22 (b)	5,000,000	4,997,924
Autobahn Funding Co. LLC 0.409%, 04/25/22 (b)	20,000,000	19,992,681
Bank of Nova Scotia (The) 0.203%, 04/05/22 (b)	4,000,000	3,999,822
Barclays Bank plc
Zero Coupon, 04/01/22 (b)	25,000,000	24,999,777
Bayerische Landesbank (NY)
Zero Coupon, 04/01/22 (b)	22,000,000	21,999,803
0.325%, 04/05/22 (b)	20,000,000	19,999,072
Bedford Row Funding Corp. 0.279%, 04/06/22 (b)	32,000,000	31,998,352
BNG Bank N.V. 0.243%, 04/04/22 (b)	15,000,000	14,999,507
BNP Paribas S.A. (NY) 0.963%, 06/15/22 (b)	8,000,000	7,987,148
BPCE S.A. 1.433%, 02/22/23 (b)	7,000,000	6,873,274

BHFTII-58

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
Caisse des Depots et Consignations
Zero Coupon, 04/01/22 (b)	20,000,000	$19,999,828
Caisse D’Amortissement De La Dette Sociale 0.155%, 04/14/22 (b)	8,000,000	7,998,983
Cancara Asset Securitisation LLC 0.389%, 04/25/22 (b)	5,000,000	4,998,132
CDP Financial, Inc.
0.433%, 05/03/22 (b)	5,000,000	4,997,974
0.689%, 06/02/22 (b)	12,500,000	12,485,366
Citigroup Global Markets, Inc. 0.190%, 06/03/22 (b)	5,000,000	4,992,951
Collateralized Commercial Paper FLEX Co. LLC 0.242%, 08/10/22 (b)	6,000,000	5,971,840
Columbia Funding Co. LLC 0.284%, 04/05/22 (b)	20,000,000	19,999,119
Crown Point Capital Co. LLC 0.299%, 06/01/22 (b)	5,000,000	4,992,560
0.300%, 10/04/22	8,000,000	7,951,584
0.320%, 10/07/22	5,000,000	4,969,251
DBS Bank, Ltd. 0.315%, 06/03/22 (b)	10,400,000	10,386,891
0.323%, 04/28/22 (b)	7,000,000	6,997,675
DZ Bank AG (NY)
Zero Coupon, 04/01/22 (b)	15,000,000	14,999,870
Federation des Caisses Desjardins du Quebec 0.492%, 05/03/22 (b)	5,000,000	4,997,928
Goldman Sachs International Co. 0.252%, 09/23/22 (b)	4,000,000	3,972,524
0.901%, 06/07/22 (b)	5,000,000	4,992,964
Great Bear Funding LLC 0.259%, 04/04/22 (b)	10,000,000	9,999,649
Ionic Capital III Trust 0.478%, 04/07/22 (b)	8,000,000	7,999,502
Landesbank Baden-Wuettertemberg (NY) 0.443%, 04/07/22 (b)	5,000,000	4,999,660
Lloyds Bank plc 0.363%, 04/06/22 (b)	14,000,000	13,999,279
Macquarie Bank, Ltd. 0.400%, SOFR + 0.350%, 01/04/23 (a)	4,000,000	3,993,786
0.650%, SOFR + 0.600%, 03/03/23 (a)	4,000,000	3,998,136
Mitsubishi UFJ Trust & Banking Corp. 0.710%, 05/06/22 (144A) (b)	5,000,000	4,997,650
Mizuho Bank, Ltd. (NY) 0.522%, 04/18/22 (b)	21,000,000	20,995,233
National Australia Bank, Ltd. 0.170%, SOFR + 0.120%, 06/16/22 (a)	6,000,000	5,997,213
National Bank of Canada 0.200%, SOFR + 0.160%, 07/28/22 (a)	5,000,000	4,996,402
Nieuw Amsterdam Receivables Corp. 0.532%, 04/08/22 (b)	12,000,000	11,999,072
0.626%, 04/20/22 (b)	10,000,000	9,997,278
Nordea Bank ABP 0.308%, 10/21/22 (b)	4,000,000	3,966,771
NRW Bank 0.351%, 04/06/22 (b)	5,500,000	5,499,734

Commercial Paper—(Continued)
OMERS Finance Trust 0.432%, 04/19/22 (b)	6,283,000	6,281,839
PSP Capital, Inc. 0.312%, 04/04/22 (b)	4,000,000	3,999,868
Ridgefield Funding Co. LLC 0.197%, 05/02/22 (b)	5,000,000	4,997,276
0.246%, 05/04/22 (b)	3,000,000	2,998,224
Sheffield Receivables Co. LLC
Zero Coupon, 04/01/22 (b)	12,000,000	11,999,896
Skandinaviska Enskilda Banken AB 0.177%, 05/02/22 (b)	8,000,000	7,996,878
0.220%, SOFR + 0.170%, 09/09/22 (a)	4,000,000	3,996,515
Starbird Funding Corp. 0.295%, 05/04/22 (b)	9,000,000	8,994,671
0.351%, 06/17/22 (b)	4,800,000	4,790,370
0.720%, SOFR + 0.450%, 07/08/22 (a)	5,000,000	4,999,998
Swedbank AB 0.169%, 04/20/22 (b)	5,000,000	4,999,214
Toronto-Dominion Bank (NY) 1.361%, 02/17/23 (b)	7,000,000	6,877,215
UBS AG 0.220%, SOFR + 0.170%, 09/22/22 (144A) (a)	5,000,000	4,995,077
0.230%, SOFR + 0.180%, 06/17/22 (a)	9,000,000	8,996,307
0.251%, 07/12/22 (b)	6,000,000	5,980,979
0.350%, SOFR + 0.300%, 12/08/22 (a)	5,000,000	4,991,442
Versailles Commercial Paper LLC 1.052%, 06/09/22 (b)	5,000,000	4,991,474
Washington Morgan Capital Co. LLC 0.500%, 09/01/22	3,000,000	2,989,020
Westpac Banking Corp. 1.260%, SOFR + 0.480%, 03/24/23 (a)	5,000,000	4,999,960
0.273%, 10/14/22 (b)	4,000,000	3,967,364

		626,270,557

Repurchase Agreements—8.4%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $47,000,392; collateralized by U.S. Government Agency Obligations with rates ranging from 2.500% - 5.000%, with maturity dates ranging from 10/20/51 - 03/20/52, and an aggregate market value of $47,940,001.	47,000,000	47,000,000
JPMorgan Securities LLC Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $40,000,333; collateralized by U.S. Treasury Bonds with rates ranging from 1.250% - 5.000%, with maturity dates ranging from 05/15/37 - 05/15/50, and an aggregate market value of $40,800,011.	40,000,000	40,000,000

		87,000,000

Time Deposit—0.5%
Royal Bank of Canada (Toronto) 0.310%, 04/01/22	5,000,000	5,000,000

BHFTII-59

Brighthouse Funds Trust II

BlackRock Ultra-Short Term Bond Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—1.0%
U.S. Treasury Cash Management Bill 0.110%, 04/26/22 (b)	10,107,000	$10,106,079

Total Short-Term Investments (Cost $1,027,333,468)		1,026,745,006

Total Investments— 100.2% (Cost $1,035,393,468)		1,034,797,380
Other assets and liabilities (net)—(0.2)%		(2,428,907)

Net Assets—100.0%		$1,032,368,473

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $11,991,607, which is 1.2% of net assets.

Glossary of Abbreviations

Index Abbreviations

(FEDL)—	Federal Funds Rate
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Corporate Bonds & Notes*	$—	$8,052,374	$—	$8,052,374
Total Short-Term Investments*	—	1,026,745,006	—	1,026,745,006
Total Investments	$—	$1,034,797,380	$—	$1,034,797,380

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-60

Brighthouse Funds Trust II

Brighthouse Asset Allocation 20 Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.1%
AB International Bond Portfolio (Class A) (a)	1,028,247	$9,932,869
Baillie Gifford International Stock Portfolio (Class A) (b)	528,007	6,262,164
BlackRock Bond Income Portfolio (Class A) (b)	599,792	60,830,907
BlackRock Capital Appreciation Portfolio (Class A) (b)	78,749	3,820,134
BlackRock High Yield Portfolio (Class A) (a)	326,461	2,533,341
Brighthouse Small Cap Value Portfolio (Class A) (a)	268,293	4,976,842
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	107,278	1,241,209
Brighthouse/Artisan International Portfolio (Class A) (a)	309,417	3,781,080
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	4,420	1,259,147
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	1,015,382	10,113,200
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	2,761,798	24,994,270
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	944,618	7,575,837
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	227,529	8,905,481
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	280,481	5,079,514
CBRE Global Real Estate Portfolio (Class A) (a)	181,195	2,551,227
Harris Oakmark International Portfolio (Class A) (a)	374,282	4,955,493
Invesco Comstock Portfolio (Class A) (a)	576,173	10,059,972
Invesco Global Equity Portfolio (Class A) (a)	45,959	1,260,186
Jennison Growth Portfolio (Class A) (b)	214,652	3,855,156
JPMorgan Core Bond Portfolio (Class A) (a)	3,912,589	38,421,626
JPMorgan Small Cap Value Portfolio (Class A) (a)	129,002	2,507,803
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	88,992	1,258,352

Affiliated Investment Companies—(Continued)
MFS Research International Portfolio (Class A) (a)	281,341	3,772,780
MFS Value Portfolio (Class A) (b)	617,092	11,366,842
Neuberger Berman Genesis Portfolio (Class A) (b)	105,632	2,498,208
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	4,035,126	44,547,791
PIMCO Total Return Portfolio (Class A) (a)	5,434,834	59,294,036
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	146,683	3,822,564
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	211,268	7,563,378
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	109,026	1,269,057
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	210,305	5,026,286
TCW Core Fixed Income Portfolio (Class A) (a)	4,872,618	47,020,767
VanEck Global Natural Resources Portfolio (Class A) (b)	434,809	6,413,440
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	1,933,524	24,903,784
Western Asset Management U.S. Government Portfolio (Class A) (b)	5,800,802	64,446,912

Total Mutual Funds (Cost $495,853,518)		498,121,655

Total Investments—100.1% (Cost $495,853,518)		498,121,655
Other assets and liabilities (net)—(0.1)%		(373,668)

Net Assets—100.0%		$497,747,987

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$498,121,655	$—	$—	$498,121,655
Total Investments	$498,121,655	$—	$—	$498,121,655

BHFTII-61

Brighthouse Funds Trust II

Brighthouse Asset Allocation 40 Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	16,677,947	$161,108,971
Allspring Mid Cap Value Portfolio (Class A) (a)	758,181	11,713,891
Baillie Gifford International Stock Portfolio (Class A) (b)	9,492,554	112,581,693
BlackRock Bond Income Portfolio (Class A) (b)	4,312,436	437,367,258
BlackRock Capital Appreciation Portfolio (Class A) (b)	1,629,188	79,031,907
BlackRock High Yield Portfolio (Class A) (a)	3,024,207	23,467,843
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,129,977	58,061,068
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	2,605,040	30,140,311
Brighthouse/Artisan International Portfolio (Class A) (a)	6,273,653	76,664,039
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	41,093	11,706,456
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	9,428,634	93,909,190
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	15,424,200	139,589,011
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	14,668,752	117,643,392
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	3,951,891	154,677,028
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	5,864,043	106,197,817
CBRE Global Real Estate Portfolio (Class A) (a)	2,516,133	35,427,148
Harris Oakmark International Portfolio (Class A) (a)	8,831,233	116,925,519
Invesco Comstock Portfolio (Class A) (a)	8,736,963	152,547,380
Invesco Global Equity Portfolio (Class A) (a)	1,539,464	42,212,100
Invesco Small Cap Growth Portfolio (Class A) (a)	1,656,644	22,530,360
Jennison Growth Portfolio (Class A) (b)	3,182,987	57,166,455
JPMorgan Core Bond Portfolio (Class A) (a)	17,580,062	172,636,212
JPMorgan Small Cap Value Portfolio (Class A) (a)	1,809,322	35,173,220
Loomis Sayles Growth Portfolio (Class A) (a)	3,019,809	46,203,072

Affiliated Investment Companies—(Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	821,513	11,616,188
MFS Research International Portfolio (Class A) (a)	5,104,089	68,445,828
MFS Value Portfolio (Class A) (b)	9,598,758	176,809,129
Neuberger Berman Genesis Portfolio (Class A) (b)	970,382	22,949,541
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	25,303,212	279,347,464
PIMCO Total Return Portfolio (Class A) (a)	37,799,434	412,391,821
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,083,773	33,181,403
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	2,574,612	67,094,377
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	4,589,049	164,287,951
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,973,566	22,972,308
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	2,422,301	57,892,986
TCW Core Fixed Income Portfolio (Class A) (a)	34,529,507	333,209,744
VanEck Global Natural Resources Portfolio (Class A) (b)	6,727,203	99,226,239
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	14,356,325	184,909,470
Western Asset Management U.S. Government Portfolio (Class A) (b)	33,243,076	369,330,580

Total Mutual Funds (Cost $4,431,654,728)		4,598,346,370

Total Investments—100.0% (Cost $4,431,654,728)		4,598,346,370
Other assets and liabilities (net)—0.0%		(1,510,450)

Net Assets—100.0%		$4,596,835,920

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$4,598,346,370	$—	$—	$4,598,346,370
Total Investments	$4,598,346,370	$—	$—	$4,598,346,370

BHFTII-62

Brighthouse Funds Trust II

Brighthouse Asset Allocation 60 Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	35,275,780	$340,764,038
Allspring Mid Cap Value Portfolio (Class A) (a)	1,901,343	29,375,756
Baillie Gifford International Stock Portfolio (Class A) (b)	31,932,235	378,716,306
BlackRock Bond Income Portfolio (Class A) (b)	7,579,333	768,695,902
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,735,941	278,250,509
BlackRock High Yield Portfolio (Class A) (a)	9,010,839	69,924,107
Brighthouse Small Cap Value Portfolio (Class A) (a)	10,983,299	203,740,204
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	12,748,662	147,502,020
Brighthouse/Artisan International Portfolio (Class A) (a)	26,754,243	326,936,844
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	103,217	29,404,501
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	9,358,882	114,646,298
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	23,505,588	234,115,655
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	25,536,852	231,108,508
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	36,732,332	294,593,306
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	12,988,361	508,364,449
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	19,685,339	356,501,498
CBRE Global Real Estate Portfolio (Class A) (a)	12,661,903	178,279,596
Harris Oakmark International Portfolio (Class A) (a)	32,209,491	426,453,661
Invesco Comstock Portfolio (Class A) (a)	27,038,862	472,098,535
Invesco Global Equity Portfolio (Class A) (a)	3,827,244	104,943,037
Invesco Small Cap Growth Portfolio (Class A) (a)	10,203,314	138,765,072
Jennison Growth Portfolio (Class A) (b)	17,249,919	309,808,544
JPMorgan Core Bond Portfolio (Class A) (a)	23,231,064	228,129,047
JPMorgan Small Cap Value Portfolio (Class A) (a)	4,549,954	88,451,103
Loomis Sayles Growth Portfolio (Class A) (a)	20,786,304	318,030,446

Affiliated Investment Companies—(Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	6,085,929	86,055,033
MFS Research International Portfolio (Class A) (a)	19,016,569	255,012,196
MFS Value Portfolio (Class A) (b)	32,077,864	590,874,257
Neuberger Berman Genesis Portfolio (Class A) (b)	3,598,522	85,105,056
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	31,663,911	349,569,573
PIMCO Total Return Portfolio (Class A) (a)	62,417,865	680,978,911
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	10,179,979	109,536,574
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	9,505,935	247,724,660
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	14,782,287	529,205,859
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,866,184	56,642,384
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	8,387,487	200,460,929
TCW Core Fixed Income Portfolio (Class A) (a)	60,732,943	586,072,896
VanEck Global Natural Resources Portfolio (Class A) (b)	26,411,848	389,574,751
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	17,726,043	228,311,431
Western Asset Management U.S. Government Portfolio (Class A) (b)	41,276,141	458,577,923

Total Mutual Funds (Cost $10,634,834,050)		11,431,301,375

Total Investments—100.0% (Cost $10,634,834,050)		11,431,301,375
Other assets and liabilities (net)—0.0%		(3,134,079)

Net Assets—100.0%		$11,428,167,296

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$11,431,301,375	$—	$—	$11,431,301,375
Total Investments	$11,431,301,375	$—	$—	$11,431,301,375

BHFTII-63

Brighthouse Funds Trust II

Brighthouse Asset Allocation 80 Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
AB International Bond Portfolio (Class A) (a)	10,129,711	$97,853,011
Allspring Mid Cap Value Portfolio (Class A) (a)	6,598,188	101,942,000
Baillie Gifford International Stock Portfolio (Class A) (b)	33,021,301	391,632,631
BlackRock Bond Income Portfolio (Class A) (b)	3,146,354	319,103,208
BlackRock Capital Appreciation Portfolio (Class A) (b)	5,930,601	287,693,430
BlackRock High Yield Portfolio (Class A) (a)	6,480,496	50,288,652
Brighthouse Small Cap Value Portfolio (Class A) (a)	13,608,616	252,439,833
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	14,815,403	171,414,217
Brighthouse/Artisan International Portfolio (Class A) (a)	30,941,170	378,101,094
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	89,533	25,506,101
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	16,168,450	198,063,513
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	10,178,724	101,380,094
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	31,857,442	255,496,685
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	11,920,755	466,578,353
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	19,932,756	360,982,205
CBRE Global Real Estate Portfolio (Class A) (a)	18,298,955	257,649,283
Frontier Mid Cap Growth Portfolio (Class A) (b)	1,280,030	49,601,173
Harris Oakmark International Portfolio (Class A) (a)	34,886,879	461,902,277
Invesco Comstock Portfolio (Class A) (a)	29,394,255	513,223,700
Invesco Global Equity Portfolio (Class A) (a)	4,973,001	136,359,674
Invesco Small Cap Growth Portfolio (Class A) (a)	15,822,363	215,184,140
Jennison Growth Portfolio (Class A) (b)	24,310,847	436,622,810
JPMorgan Core Bond Portfolio (Class A) (a)	10,019,893	98,395,346
JPMorgan Small Cap Value Portfolio (Class A) (a)	7,905,796	153,688,666

Affiliated Investment Companies—(Continued)
Loomis Sayles Growth Portfolio (Class A) (a)	29,650,525	453,653,040
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	12,237,439	173,037,390
MFS Research International Portfolio (Class A) (a)	23,791,130	319,039,056
MFS Value Portfolio (Class A) (b)	31,955,126	588,613,429
Morgan Stanley Discovery Portfolio (Class A) (a)	1,446,212	23,385,254
Neuberger Berman Genesis Portfolio (Class A) (b)	1,044,099	24,692,951
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	13,711,744	151,377,658
PIMCO Total Return Portfolio (Class A) (a)	26,916,838	293,662,701
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	13,199,653	142,028,269
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	14,559,729	379,426,539
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	14,250,704	510,175,220
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	4,221,688	49,140,445
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	7,228,151	172,752,811
TCW Core Fixed Income Portfolio (Class A) (a)	27,966,704	269,878,697
VanEck Global Natural Resources Portfolio (Class A) (b)	23,351,495	344,434,550
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	15,278,343	196,785,052

Total Mutual Funds (Cost $8,805,602,897)		9,873,185,158

Total Investments—100.0% (Cost $8,805,602,897)		9,873,185,158
Other assets and liabilities (net)—0.0%		(2,717,012)

Net Assets—100.0%		$9,870,468,146

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$9,873,185,158	$—	$—	$9,873,185,158
Total Investments	$9,873,185,158	$—	$—	$9,873,185,158

BHFTII-64

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—95.9% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.8%
Expeditors International of Washington, Inc.	69,066	$7,124,849

Auto Components—3.9%
BorgWarner, Inc. (a)	466,451	18,144,944
Gentex Corp. (a)	614,186	17,915,805

		36,060,749

Banks—1.7%
M&T Bank Corp. (a)	94,921	16,089,109

Capital Markets—5.7%
Carlyle Group, Inc. (The)	315,341	15,423,328
Moelis & Co. - Class A (a)	375,399	17,624,983
Northern Trust Corp. (a)	171,986	20,027,770

		53,076,081

Chemicals—4.2%
Celanese Corp.	104,841	14,978,634
Corteva, Inc.	422,493	24,284,897

		39,263,531

Consumer Finance—2.1%
Synchrony Financial	570,228	19,849,637

Diversified Consumer Services—1.8%
H&R Block, Inc. (a)	645,891	16,819,002

Electric Utilities—2.6%
OGE Energy Corp.	594,116	24,228,050

Electrical Equipment—2.6%
nVent Electric plc (a)	706,977	24,588,660

Energy Equipment & Services—2.7%
NOV, Inc. (a)	1,263,199	24,771,332

Entertainment—3.0%
Electronic Arts, Inc.	126,533	16,007,690
Lions Gate Entertainment Corp. - Class A (b)	236,732	3,846,895
Lions Gate Entertainment Corp. - Class B (a) (b)	517,093	7,771,908

		27,626,493

Equity Real Estate Investment Trusts—6.6%
Lamar Advertising Co. - Class A (a)	239,529	27,828,479
PS Business Parks, Inc. (a)	61,787	10,385,159
Public Storage	40,053	15,631,885
STORE Capital Corp.	259,455	7,583,870

		61,429,393

Food & Staples Retailing—3.9%
Kroger Co. (The)	380,322	21,819,073
Sysco Corp. (a)	179,237	14,634,701

		36,453,774

Food Products—2.5%
Tyson Foods, Inc. - Class A	265,547	23,800,978

Health Care Equipment & Supplies—2.0%
Dentsply Sirona, Inc.	372,256	18,322,440

Health Care Providers & Services—4.5%
AmerisourceBergen Corp.	123,942	19,175,067
Centene Corp. (b)	273,330	23,011,652

		42,186,719

Hotels, Restaurants & Leisure—8.7%
Expedia Group, Inc. (b)	192,377	37,642,408
Marriott International, Inc. - Class A (b)	142,470	25,039,102
Vail Resorts, Inc.	72,596	18,894,561

		81,576,071

Insurance—7.3%
Arch Capital Group, Ltd. (b)	533,898	25,851,341
Globe Life, Inc.	242,157	24,360,994
Progressive Corp. (The)	158,163	18,029,001

		68,241,336

Interactive Media & Services—2.0%
IAC/InterActiveCorp. (a) (b)	170,594	17,107,166
Vimeo, Inc. (a) (b)	94,220	1,119,334

		18,226,500

Machinery—1.3%
Otis Worldwide Corp.	161,601	12,435,197

Marine—1.8%
Kirby Corp. (b)	232,110	16,756,021

Media—7.2%
Liberty Broadband Corp. - Class C (a) (b)	53,861	7,288,471
Liberty Media Corp. - Class A (b)	199,771	9,131,532
Liberty Media Corp. - Class C (a) (b)	198,571	9,080,652
News Corp. - Class A	993,228	22,000,000
Omnicom Group, Inc.	229,313	19,464,087

		66,964,742

Real Estate Management & Development—1.8%
Jones Lang LaSalle, Inc. (a) (b)	69,671	16,683,418

Road & Rail—3.3%
AMERCO	52,399	31,279,059

Semiconductors & Semiconductor Equipment—3.7%
Analog Devices, Inc.	209,548	34,613,139

Software—2.1%
Check Point Software Technologies, Ltd. (b)	139,107	19,232,934

Specialty Retail—2.5%
AutoNation, Inc. (b)	232,676	23,169,876

BHFTII-65

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—1.7%
NetApp, Inc.	191,980	$15,934,340

Trading Companies & Distributors—1.9%
Air Lease Corp. (a)	399,138	17,821,512

Total Common Stocks (Cost $549,310,320)		894,624,942

Short-Term Investment—4.2%

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $39,532,530; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $40,323,243.	39,532,530	39,532,530

Total Short-Term Investments (Cost $39,532,530)		39,532,530

Securities Lending Reinvestments (c)—7.9%

Certificates of Deposit—2.1%
Bank of Montreal
0.300%, 06/02/22	4,000,000	3,997,064
Barclays Bank plc
0.180%, 04/07/22	2,000,000	1,999,926
BNP Paribas S.A.
0.490%, SOFR + 0.220%, 11/17/22 (d)	1,000,000	998,592
Canadian Imperial Bank of Commerce (NY)
0.520%, SOFR + 0.250%, 02/03/23 (d)	1,000,000	998,515
0.770%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	3,001,906
Cooperatieve Rabobank UA
0.840%, SOFR + 0.570%, 09/19/22 (d)	2,000,000	2,000,000
Goldman Sachs Bank USA
0.470%, SOFR + 0.190%, 09/02/22 (d)	1,000,000	998,726
Nordea Bank Abp.
0.720%, SOFR + 0.450%, 08/30/22 (d)	1,000,000	999,998
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	500,000	499,915
0.720%, SOFR + 0.440%, 09/26/22 (d)	1,000,000	1,000,199
Royal Bank of Canada
0.520%, SOFR + 0.250%, 01/11/23 (d)	1,000,000	997,662
Westpac Banking Corp.
0.500%, SOFR + 0.230%, 02/17/23 (d)	2,000,000	1,993,746

		19,486,249

Commercial Paper—0.3%
Macquarie Bank Ltd.
0.510%, SOFR + 0.230%, 08/04/22 (d)	1,000,000	999,231
Societe Generale
0.460%, SOFR + 0.190%, 08/18/22 (d)	2,000,000	1,997,982

		2,997,213

Repurchase Agreements—4.1%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $1,165,159; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $1,188,454.	1,165,150	1,165,150
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $2,000,016; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $4,002,411; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $4,080,538.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $3,001,808; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $3,210,183.	3,000,000	3,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $600,005; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $612,000.	600,000	600,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $5,000; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $5,100.	5,000	5,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $2,000,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $2,041,138.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $5,600,348; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $5,715,186.	5,600,000	5,600,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $2,000,175; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $2,211,597.	2,000,000	2,000,000

BHFTII-66

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements —(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $2,000,024; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $2,220,753.	2,000,000	$2,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,300,123; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,443,490.	1,300,000	1,300,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $7,600,076; collateralized by various Common Stock with an aggregate market value of $8,445,143.	7,600,000	7,600,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $2,900,031; collateralized by various Common Stock with an aggregate market value of $3,222,488.	2,900,000	2,900,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $75,992; collateralized by various Common Stock with an aggregate market value of $84,448.	75,991	75,991
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,300,188; collateralized by various Common Stock with an aggregate market value of $2,555,966.	2,300,000	2,300,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $2,000,022; collateralized by various Common Stock with an aggregate market value of $2,316,377.	2,000,000	2,000,000

		38,546,141

Time Deposits—0.8%
DZ Bank AG (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Jyske Bank A/S 0.750%, 04/11/22	3,000,000	3,000,000

Time Deposits—(Continued)
Rabobank (New York) 0.310%, 04/01/22	1,000,000	1,000,000
Skandi (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Svenska (NY) 0.260%, 04/01/22	1,000,000	1,000,000

		7,000,000

Mutual Funds—0.6%
AB Government Money Market Portfolio, Institutional Class 0.190%, 04/01/22 (e)	4,000,000	4,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230%, 04/01/22 (e)	2,000,000	2,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $74,046,114)		74,029,603

Total Investments—108.0% (Cost $662,888,964)		1,008,187,075
Other assets and liabilities (net)—(8.0)%		(74,893,245)

Net Assets—100.0%		$933,293,830

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $71,268,143 and the collateral received consisted of cash in the amount of $74,045,750. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

BHFTII-67

Brighthouse Funds Trust II

Brighthouse/Artisan Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$894,624,942	$—	$—	$894,624,942
Total Short-Term Investment*	—	39,532,530	—	39,532,530
Securities Lending Reinvestments
Certificates of Deposit	—	19,486,249	—	19,486,249
Commercial Paper	—	2,997,213	—	2,997,213
Repurchase Agreements	—	38,546,141	—	38,546,141
Time Deposits	—	7,000,000	—	7,000,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	68,029,603	—	74,029,603
Total Investments	$900,624,942	$107,562,133	$—	$1,008,187,075

Collateral for Securities Loaned (Liability)	$—	$(74,045,750)	$—	$(74,045,750)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-68

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—98.7% of Net Assets

Security Description	Shares	Value

Australia—6.8%
A2B Australia, Ltd. (a)	55,813	$59,142
Accent Group, Ltd.	97,699	123,830
Adairs, Ltd.	37,038	82,593
Adbri, Ltd.	108,171	242,597
Ainsworth Game Technology, Ltd. (a)	51,616	44,125
Alkane Resources, Ltd. (a)	145,570	124,099
Alliance Aviation Services, Ltd. (a)	6,026	16,960
AMA Group, Ltd. (a)	197,423	52,097
AMP, Ltd. (a)	713,315	509,801
Ansell, Ltd.	12,494	239,939
Appen, Ltd.	12,693	64,871
Arafura Resources, Ltd. (a)	268,675	72,104
ARB Corp., Ltd.	21,345	654,752
Ardent Leisure Group, Ltd. (a)	113,950	113,335
AUB Group, Ltd.	28,168	474,779
Audinate Group, Ltd. (a)	1,536	7,600
Aurelia Metals, Ltd. (a)	300,118	109,687
Aussie Broadband, Ltd. (a)	4,282	16,922
Austal, Ltd.	105,389	148,927
Australian Agricultural Co., Ltd. (a)	114,933	140,202
Australian Ethical Investment, Ltd.	3,755	20,052
Australian Finance Group, Ltd.	54,872	87,526
Australian Strategic Materials, Ltd. (a)	32,427	181,679
Auswide Bank, Ltd.	10,195	54,617
AVJennings, Ltd.	10,332	4,143
AVZ Minerals, Ltd. (a)	95,221	85,351
Baby Bunting Group, Ltd.	24,951	95,969
Bapcor, Ltd.	85,877	407,641
Beach Energy, Ltd.	411,793	476,411
Bega Cheese, Ltd.	99,511	355,245
Bellevue Gold, Ltd. (a)	187,966	134,442
Black Rock Mining, Ltd. (a)	70,006	13,203
Blackmores, Ltd.	4,626	257,999
Boral, Ltd.	27,298	70,184
Bravura Solutions, Ltd.	79,636	105,392
Breville Group, Ltd.	25,536	516,118
Brickworks, Ltd.	16,435	298,150
BSA, Ltd.	28,058	2,615
BWX, Ltd.	28,740	47,895
Calix, Ltd. (a)	3,136	17,211
Capitol Health, Ltd.	260,324	66,993
Capral, Ltd.	5,292	36,071
Capricorn Metals, Ltd. (a)	59,339	180,720
Cardno, Ltd.	2,541	3,192
Carnarvon Energy Ltd. (a)	17,807	4,191
Carnarvon Energy, Ltd. (a)	118,720	27,943
Cash Converters International, Ltd.	152,939	28,582
Catapult Group International, Ltd. (a)	33,605	36,348
Cedar Woods Properties, Ltd.	22,776	79,007
Chalice Mining Ltd. (a)	50,322	263,304
Challenger, Ltd.	70,132	349,252
Champion Iron, Ltd.	56,704	327,690
City Chic Collective, Ltd. (a)	43,372	108,773
Clinuvel Pharmaceuticals, Ltd.	9,453	129,082
Clover Corp., Ltd.	39,945	41,045
Codan, Ltd.	31,190	169,248
Collection House, Ltd. (a)	40,783	3,691

Australia—(Continued)
Collins Foods, Ltd.	30,579	239,346
Cooper Energy, Ltd. (a)	552,999	119,643
Corporate Travel Management, Ltd. (a)	28,366	494,628
Costa Group Holdings, Ltd.	138,722	328,804
Credit Corp. Group, Ltd.	20,160	449,997
CSR, Ltd.	156,422	714,760
Dacian Gold, Ltd. (a)	86,371	14,125
Data #3, Ltd.	49,016	215,192
De Grey Mining, Ltd. (a)	214,618	184,951
Decmil Group, Ltd. (a)	48,903	7,631
Deterra Royalties, Ltd.	95,438	341,778
Dicker Data, Ltd.	8,492	92,033
Domain Holdings Australia, Ltd.	78,081	231,226
Downer EDI, Ltd.	126,601	505,954
Eagers Automotive, Ltd.	35,943	379,078
Earlypay, Ltd.	50,451	18,095
Eclipx Group, Ltd. (a)	82,973	156,276
Elanor Investor Group	5,934	9,153
Elders, Ltd.	45,511	450,568
Elixir Energy, Ltd. (a)	29,923	3,911
Emeco Holdings, Ltd.	147,781	95,612
EML Payments, Ltd. (a)	62,760	138,065
Energy World Corp., Ltd. (a)	472,609	26,756
EQT Holdings, Ltd.	3,341	68,597
Estia Health, Ltd.	52,899	91,890
Euroz Hartleys Group, Ltd.	27,855	34,335
Event Hospitality and Entertainment, Ltd. (a)	33,773	361,619
Fiducian Group, Ltd.	3,121	20,040
Finbar Group, Ltd.	6,909	4,080
Fleetwood, Ltd.	35,042	46,968
Flight Centre Travel Group, Ltd. (a)	26,693	387,467
Frontier Digital Ventures, Ltd. (a)	10,067	9,845
G8 Education, Ltd.	300,520	256,916
Galan Lithium, Ltd. (a)	27,489	40,180
Genworth Mortgage Insurance Australia, Ltd.	81,806	175,582
Gold Road Resources, Ltd.	215,895	260,211
GR Engineering Services, Ltd.	5,075	8,349
GrainCorp, Ltd. - Class A	83,590	528,497
Grange Resources, Ltd.	120,000	98,493
Greenland Minerals Ltd. (a)	349,524	18,440
GUD Holdings, Ltd.	52,411	451,683
GWA Group, Ltd.	81,814	151,767
Hansen Technologies, Ltd.	57,391	246,297
Hastings Technology Metals, Ltd. (a)	124,937	26,048
Healius, Ltd.	153,195	498,829
HT&E, Ltd.	82,651	117,329
HUB24, Ltd.	15,573	312,336
Humm Group, Ltd.	107,580	68,578
IDM International, Ltd. (a) (b) (c)	1,969	0
Iluka Resources, Ltd.	76,879	645,210
Imdex, Ltd.	110,358	222,696
Immutep, Ltd. (ADR) (a)	3,886	10,648
Imugene, Ltd. (a)	470,807	86,290
Infomedia, Ltd.	133,597	135,475
Inghams Group, Ltd.	86,621	196,957
Insignia Financial, Ltd.	179,673	489,460
Integral Diagnostics, Ltd.	38,552	113,351

BHFTII-69

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Integrated Research, Ltd. (a)	28,972	$15,826
Invocare, Ltd.	44,413	395,289
ioneer, Ltd. (a)	304,527	154,671
IPH, Ltd.	59,961	354,087
Iress, Ltd.	58,472	516,458
IVE Group, Ltd.	19,754	31,390
Johns Lyng Group, Ltd.	37,701	243,157
Jumbo Interactive, Ltd.	12,118	168,295
Jupiter Mines, Ltd.	439,415	85,441
Karoon Energy, Ltd. (a)	168,923	269,775
Kelsian Group, Ltd.	6,268	32,651
Kogan.com, Ltd. (a)	16,956	71,761
Lifestyle Communities, Ltd.	20,891	262,386
Link Administration Holdings, Ltd.	158,207	611,645
Lovisa Holdings, Ltd.	11,216	155,039
Lycopodium, Ltd.	6,179	25,355
MA Financial Group, Ltd.	11,341	67,826
MACA, Ltd.	71,850	47,181
Macmahon Holdings, Ltd.	380,170	55,330
Macquarie Telecom Group, Ltd. (a)	436	22,147
Mayne Pharma Group, Ltd. (a)	452,144	84,593
McMillan Shakespeare, Ltd.	26,993	241,129
McPherson’s, Ltd.	39,600	27,744
Medusa Mining, Ltd.	60,972	39,619
Megaport, Ltd. (a)	30,907	315,575
Mesoblast, Ltd. (a)	42,929	36,495
Metals X, Ltd. (a)	104,677	53,659
Metcash, Ltd.	261,795	884,281
Mincor Resources NL (a)	38,790	62,263
MMA Offshore, Ltd. (a)	78,350	35,675
Monadelphous Group, Ltd.	35,445	289,134
Monash IVF Group, Ltd.	36,262	32,073
Money3 Corp., Ltd.	47,676	108,792
Morning Star Gold NL (a) (b) (c)	33,455	0
Mount Gibson Iron, Ltd.	158,334	73,092
Myer Holdings, Ltd.	275,411	109,686
MyState, Ltd.	24,019	89,698
Nanosonics, Ltd. (a)	37,175	108,885
Navigator Global Investments, Ltd.	45,623	55,297
Nearmap, Ltd. (a)	109,995	120,452
Netwealth Group, Ltd.	24,001	265,469
New Energy Solar, Ltd.	2,827	1,786
New Hope Corp., Ltd.	137,727	347,153
Newcrest Mining, Ltd. (a)	16,507	332,345
Newcrest Mining, Ltd.	369	7,454
nib holdings, Ltd.	142,740	675,187
Nick Scali, Ltd.	21,771	183,605
Nickel Mines, Ltd.	186,202	175,136
Noumi, Ltd. (a)	35,888	5,342
Novonix, Ltd. (a)	53,945	245,493
NRW Holdings, Ltd.	134,771	215,752
Nufarm, Ltd.	102,823	482,846
Objective Corp., Ltd.	2,117	30,076
OceanaGold Corp. (a)	212,111	469,982
OFX Group, Ltd. (a)	99,303	179,715
OM Holdings, Ltd. (a)	21,506	14,487
Omni Bridgeway, Ltd. (a)	75,128	210,984

Australia—(Continued)
oOh!media, Ltd.	130,777	156,885
Opthea, Ltd. (a)	15,431	13,246
Orora, Ltd.	248,793	666,228
OZ Minerals, Ltd.	13,173	260,962
Pacific Current Group, Ltd.	12,733	72,334
Pacific Smiles Group, Ltd. (a)	13,431	21,794
Pact Group Holdings, Ltd.	50,886	88,207
Paladin Energy, Ltd. (a) (b) (c)	524,142	302,059
Panoramic Resources, Ltd. (a)	200,216	44,548
Pantoro, Ltd. (a)	98,978	20,672
Peet, Ltd.	88,199	76,983
Pendal Group, Ltd.	88,324	303,220
PeopleIN, Ltd.	4,093	12,287
Perenti Global, Ltd.	204,417	114,142
Perpetual, Ltd.	19,757	506,926
Perseus Mining, Ltd.	340,886	494,408
Pinnacle Investment Management Group, Ltd.	16,945	131,718
Platinum Asset Management, Ltd.	71,195	116,562
Poseidon Nickel, Ltd. (a)	225,248	15,223
Praemium, Ltd. (a)	98,955	50,607
Premier Investments, Ltd.	20,232	411,195
Propel Funeral Partners, Ltd.	8,061	27,870
PSC Insurance Group, Ltd.	7,056	23,788
PWR Holdings, Ltd.	13,903	97,678
PYC Therapeutics, Ltd. (a)	83,719	5,535
QANTM Intellectual Property, Ltd.	14,173	11,608
Ramelius Resources, Ltd.	229,213	244,322
Reckon, Ltd.	36,898	24,657
Red 5, Ltd. (a)	362,960	101,507
Redbubble, Ltd. (a)	43,202	49,480
Regis Healthcare, Ltd.	26,109	42,118
Regis Resources, Ltd.	236,656	370,019
Reject Shop, Ltd. (The) (a)	12,421	52,707
Resolute Mining, Ltd. (a)	357,444	87,528
Retail Food Group, Ltd. (a)	190,378	9,941
Ridley Corp., Ltd.	113,689	143,032
RPMGlobal Holdings, Ltd. (a)	24,415	33,370
Sandfire Resources, Ltd.	121,005	510,927
Select Harvests, Ltd.	44,322	176,745
Servcorp, Ltd.	21,215	58,469
Service Stream, Ltd. (a)	154,571	120,411
Seven West Media, Ltd. (a)	345,244	174,806
SG Fleet Group, Ltd.	27,529	48,676
Shaver Shop Group, Ltd.	18,090	15,551
Sigma Healthcare, Ltd.	347,766	133,726
Silver Lake Resources, Ltd. (a)	202,549	322,579
Silver Mines, Ltd. (a)	74,163	13,133
SmartGroup Corp., Ltd.	33,331	211,922
SolGold plc (a)	15,118	7,185
Southern Cross Media Group, Ltd.	76,997	98,601
SpeedCast International, Ltd. (a) (b) (c)	65,225	0
SRG Global, Ltd.	9,380	4,523
St. Barbara, Ltd.	208,312	217,254
Star Entertainment Group, Ltd. (The) (a)	208,130	501,361
Sunland Group, Ltd.	40,150	80,061
Super Retail Group, Ltd.	52,166	399,713
Superloop, Ltd. (a)	59,252	41,461

BHFTII-70

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Australia—(Continued)
Symbio Holdings, Ltd.	4,332	$17,810
Syrah Resources, Ltd. (a)	144,723	173,033
Tassal Group, Ltd.	70,236	188,585
Technology One, Ltd.	69,846	591,755
Temple & Webster Group, Ltd. (a)	8,536	42,212
Tribune Resources, Ltd.	2,377	8,563
Tyro Payments, Ltd. (a)	54,611	70,479
United Malt Group, Ltd.	95,694	269,685
Uniti Group, Ltd. (a)	101,440	353,603
Virgin Australia International Holding, Ltd. (a) (b) (c)	968,773	0
Virtus Health, Ltd.	30,029	180,494
Vista Group International, Ltd. (a)	33,201	42,619
Vita Group, Ltd.	34,096	8,889
Viva Energy Group, Ltd.	164,478	286,785
Webjet, Ltd. (a)	84,765	348,638
West African Resources, Ltd. (a)	238,805	221,690
Western Areas, Ltd. (a)	108,846	295,276
Westgold Resources, Ltd.	123,130	175,732
Whitehaven Coal, Ltd.	259,853	799,343
Zip Co., Ltd. (a)	37,474	40,250

		42,441,957

Austria—1.5%
A-TEC Industries AG (a) (b) (c)	1	0
Agrana Beteiligungs AG	4,073	73,730
ams-OSRAM AG (a)	58,625	896,232
Andritz AG	20,093	927,540
Austria Technologie & Systemtechnik AG	11,814	653,586
BAWAG Group AG (a)	15,608	787,402
DO & Co. AG (a) (d)	2,435	204,037
EVN AG	9,993	256,324
FACC AG (a) (d)	6,291	55,267
Flughafen Wien AG (a)	900	25,927
Kapsch TrafficCom AG (a) (d)	1,870	29,504
Lenzing AG (a) (d)	3,209	324,928
Mayr Melnhof Karton AG	2,669	475,134
Oberbank AG	198	20,907
Oesterreichische Post AG (d)	9,304	330,544
Palfinger AG	5,204	130,063
POLYTEC Holding AG (d)	6,228	45,672
Porr AG (a)	2,768	35,890
Raiffeisen Bank International AG	6,631	93,736
Rosenbauer International AG (d)	1,414	66,492
S IMMO AG	17,333	424,986
S&T AG (d)	15,588	291,244
Schoeller-Bleckmann Oilfield Equipment AG (a)	3,509	189,094
Semperit AG Holding	4,892	122,733
Strabag SE	2,729	109,286
Telekom Austria AG (a)	40,133	309,871
UBM Development AG	1,459	66,291
UNIQA Insurance Group AG	32,519	257,049
Vienna Insurance Group AG Wiener Versicherung Gruppe	9,511	245,781
voestalpine AG	25,972	771,513
Wienerberger AG	33,409	1,004,453
Zumtobel Group AG	8,536	68,857

		9,294,073

Belgium—1.7%
Ackermans & van Haaren NV	7,319	1,365,804
AGFA-Gevaert NV (a)	50,218	201,062
Atenor (d)	1,361	88,140
Banque Nationale de Belgique	37	71,168
Barco NV	20,718	455,958
Bekaert S.A.	10,571	412,891
Biocartis Group NV (a) (d)	10,340	24,820
bpost S.A. (a) (d)	18,928	125,277
Cie d’Entreprises CFE	2,249	315,633
D’ieteren Group	4,990	835,471
Deceuninck NV	27,313	82,176
Econocom Group S.A.	39,556	175,630
Elia Group S.A.	6,438	982,650
Etablissements Franz Colruyt NV	2,029	84,135
Euronav NV	53,441	570,469
EVS Broadcast Equipment S.A.	4,312	96,985
Exmar NV (d)	10,339	67,765
Fagron	13,001	237,050
Galapagos NV (a)	737	45,731
GIMV NV	4,793	288,931
Greenyard NV (a)	5,819	51,542
Immobel S.A. (d)	1,276	102,288
Ion Beam Applications	6,507	125,089
Jensen-Group NV	1,035	36,138
Kinepolis Group NV (a)	4,307	259,850
Lotus Bakeries NV	92	482,257
MDxHealth S.A. (a)	8,434	7,020
Melexis NV	5,164	475,308
Mithra Pharmaceuticals S.A. (a) (d)	506	6,948
Ontex Group NV (a) (d)	16,729	122,144
Orange Belgium S.A.	5,071	107,656
Oxurion NV (a)	12,685	21,449
Picanol (a)	467	34,985
Proximus SADP (d)	19,363	360,386
Recticel S.A.	15,533	369,428
Resilux NV (d)	229	59,528
Roularta Media Group NV	1,629	33,919
Shurgard Self Storage S.A.	5,118	317,787
Sipef NV	1,958	142,416
Telenet Group Holding NV	8,880	286,384
TER Beke S.A.	144	17,190
Tessenderlo Group S.A. (a)	5,516	199,514
Van de Velde NV	1,970	84,053
VGP NV	1,291	331,280
Viohalco S.A.	35,458	173,728
X-Fab Silicon Foundries SE (a)	14,349	109,980

		10,846,013

Cambodia—0.0%
NagaCorp, Ltd. (d)	236,000	209,745

Canada—11.7%
5N Plus, Inc. (a)	33,732	64,758
Absolute Software Corp.	1,711	14,439
Acadian Timber Corp. (d)	3,800	57,905
Aclara Resources, Inc. (a) (d)	13,185	7,699

BHFTII-71

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Advantage Energy, Ltd. (a)	91,030	$634,221
Aecon Group, Inc.	19,646	266,682
AG Growth International, Inc.	5,820	201,022
AGF Management, Ltd. - Class B	19,644	122,250
Aimia, Inc. (a)	24,635	99,316
AirBoss of America Corp. (d)	3,761	107,100
Alamos Gold, Inc. - Class A	114,193	959,106
Alaris Equity Partners Income	12,754	206,182
Alcanna, Inc. (a)	12,660	92,761
Alexco Resource Corp. (a) (d)	22,734	35,824
Algoma Central Corp.	6,110	84,552
Altius Minerals Corp.	12,660	244,056
Altus Group, Ltd.	12,988	524,652
Americas Gold And Silver Corp. (a) (d)	4,400	4,822
Amerigo Resources, Ltd.	35,000	51,514
Andlauer Healthcare Group, Inc.	1,569	62,464
Andrew Peller, Ltd. - Class A (d)	11,417	66,485
Aritzia, Inc. (a)	23,394	954,922
Ascot Resources, Ltd. (a)	16,500	13,990
Atco, Ltd. - Class I	15,669	538,072
Athabasca Oil Corp. (a)	144,824	235,166
ATS Automation Tooling Systems, Inc. (a)	25,733	928,335
Aurora Cannabis, Inc. (a)	8,729	34,916
AutoCanada, Inc. (a)	8,428	244,248
B2Gold Corp.	79,520	364,997
B2Gold Corp.	39,204	180,003
Badger Infrastructure Solutions, Ltd.	11,262	283,408
Birchcliff Energy, Ltd.	80,388	537,570
Bird Construction, Inc.	18,612	135,926
Black Diamond Group, Ltd.	19,812	77,812
BMTC Group, Inc. (d)	5,387	64,550
Bombardier, Inc. - Class A (a) (d)	14,600	17,751
Bombardier, Inc. - Class B (a)	442,238	509,397
Boralex, Inc. - Class A (d)	25,118	814,127
Bridgemarq Real Estate Services (d)	3,500	44,599
Brookfield Infrastructure Corp. - Class A	8,728	658,641
Calian Group, Ltd.	2,846	157,331
Canaccord Genuity Group, Inc.	30,012	296,483
Canacol Energy, Ltd. (d)	40,661	101,803
Canada Goose Holdings, Inc. (a) (d)	9,656	254,242
Canada Goose Holdings, Inc. (a)	4,869	127,942
Canadian Western Bank	25,085	729,184
Canfor Corp. (a)	20,141	415,016
Canfor Pulp Products, Inc. (a)	11,097	47,578
Capital Power Corp.	36,075	1,174,750
Capstone Copper Corp. (a)	117,839	666,417
Cardinal Energy, Ltd. (a)	32,459	198,366
Cascades, Inc.	28,626	293,553
Celestica, Inc. (a)	35,793	425,742
Centerra Gold, Inc.	66,685	655,568
CES Energy Solutions Corp.	90,181	173,127
CI Financial Corp. (d)	51,912	824,679
Clairvest Group, Inc.	200	10,058
Cogeco Communications, Inc.	3,980	329,441
Cogeco, Inc.	2,109	130,034
Colliers International Group, Inc.	7,038	917,307
Computer Modelling Group, Ltd.	28,920	123,994

Canada—(Continued)
Copper Mountain Mining Corp. (a) (d)	63,622	191,352
Corby Spirit and Wine, Ltd.	3,957	55,012
Corus Entertainment, Inc. - B Shares	69,390	273,086
Crescent Point Energy Corp.	89,477	648,451
Crescent Point Energy Corp. (d)	60,196	436,421
Crew Energy, Inc. (a)	69,029	286,022
Cronos Group, Inc. (a)	7,801	30,346
Denison Mines Corp. (a) (d)	231,048	377,025
Dexterra Group, Inc. (d)	11,442	71,939
DIRTT Environmental Solutions (a) (d)	17,310	24,231
Doman Building Materials Group, Ltd. (d)	19,304	123,376
Dorel Industries, Inc. - Class B	8,626	66,792
DREAM Unlimited Corp. - Class A	8,735	347,961
Dundee Precious Metals, Inc.	45,872	273,731
E-L Financial Corp., Ltd.	677	478,175
ECN Capital Corp.	87,631	467,543
EcoSynthetix, Inc. (a) (d)	8,700	42,312
Eldorado Gold Corp. (a)	51,016	571,311
Element Fleet Management Corp.	83,382	807,041
Endeavour Silver Corp. (a) (d)	34,348	159,356
Enerflex, Ltd.	29,289	187,661
Enerplus Corp.	56,230	712,461
Enerplus Corp.	8,452	107,340
Enghouse Systems, Ltd.	12,678	400,780
Ensign Energy Services, Inc. (a)	51,526	142,195
Equinox Gold Corp. (a)	28,628	236,324
Equinox Gold Corp. (a) (d)	27,871	230,493
Equitable Group, Inc. (d)	8,098	464,705
ERO Copper Corp. (a)	16,890	247,375
Evertz Technologies, Ltd.	9,349	113,969
Exchange Income Corp.	2,651	90,717
Exco Technologies, Ltd.	7,732	59,313
Extendicare, Inc. (d)	29,162	183,115
Fiera Capital Corp. (d)	22,157	185,033
Finning International, Inc.	39,388	1,185,909
Firm Capital Mortgage Investment Corp. (d)	9,574	108,901
First Majestic Silver Corp.	45,160	593,512
First Majestic Silver Corp. (d)	6,000	78,960
First Mining Gold Corp. (a)	50,000	10,999
First National Financial Corp. (d)	4,907	159,085
Fission Uranium Corp. (a)	114,725	86,263
Fortuna Silver Mines, Inc. (a)	4,200	16,002
Fortuna Silver Mines, Inc. (a)	82,364	312,946
Freehold Royalties, Ltd.	35,012	400,769
Galiano Gold, Inc. (a) (d)	23,027	12,894
Gamehost, Inc.	4,952	34,858
GDI Integrated Facility Services, Inc. (a)	3,200	138,223
Gibson Energy, Inc. (d)	42,525	850,738
Goeasy, Ltd.	3,895	437,060
GoGold Resources, Inc. (a) (d)	18,500	43,359
GoldMoney, Inc. (a) (d)	11,000	17,158
Goodfood Market Corp. (a) (d)	8,500	19,038
Gran Tierra Energy, Inc. (a) (d)	112,213	175,929
Guardian Capital Group, Ltd. - Class A	5,600	179,178
Hanfeng Evergreen, Inc. (a) (b) (c)	12,100	0
Hardwoods Distribution, Inc.	3,502	102,246
Headwater Exploration, Inc. (a)	31,956	169,474

BHFTII-72

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Heroux-Devtek, Inc. (a)	12,653	$172,971
High Liner Foods, Inc.	6,007	65,541
Home Capital Group, Inc.	14,784	449,380
HudBay Minerals, Inc. (d)	64,983	510,445
i-80 Gold Corp. (a) (d)	19,147	52,686
IAMGOLD Corp. (a)	118,555	411,574
IAMGOLD Corp. (a)	5,500	19,140
IBI Group, Inc. (a)	5,900	66,686
Imperial Metals Corp. (a) (d)	19,966	60,051
Information Services Corp. (d)	2,900	57,645
Innergex Renewable Energy, Inc.	35,108	558,291
Interfor Corp.	23,632	657,269
International Petroleum Corp. (a) (d)	25,919	247,341
International Tower Hill Mines, Ltd. (a) (d)	21,604	21,601
Intertape Polymer Group, Inc.	23,413	743,133
Invesque, Inc. (a) (d)	9,800	13,916
Jamieson Wellness, Inc.	12,957	361,198
K-Bro Linen, Inc.	3,219	87,006
Karora Resources, Inc. (a) (d)	10,330	52,553
Kelt Exploration, Ltd. (a)	58,951	317,826
Keyera Corp.	21,560	546,524
Kinaxis, Inc. (a)	5,523	722,852
Kingsway Financial Services, Inc. (a)	8,765	48,208
Knight Therapeutics, Inc. (a)	36,815	153,721
KP Tissue, Inc.	1,400	12,375
Labrador Iron Ore Royalty Corp. (d)	17,800	598,151
Largo, Inc. (a) (d)	8,317	105,314
Lassonde Industries, Inc. - Class A (d)	900	102,667
Laurentian Bank of Canada	12,879	428,150
Leon’s Furniture, Ltd.	9,639	171,862
LifeWorks, Inc.	21,185	366,372
Lightstream Resources, Ltd. (a) (b) (c)	108,373	0
Linamar Corp.	12,044	535,364
Logistec Corp. - Class B	600	21,237
Lucara Diamond Corp. (a)	110,136	59,026
Lundin Gold, Inc. (a)	11,400	95,293
MAG Silver Corp. (a)	2,438	39,422
Magellan Aerospace Corp. (d)	5,794	45,651
Mainstreet Equity Corp. (a) (d)	2,261	258,645
Major Drilling Group International, Inc. (a)	28,577	278,192
Manitok Energy, Inc. (a) (b) (c)	122	0
Maple Leaf Foods, Inc. (d)	26,200	628,725
Martinrea International, Inc.	25,209	181,080
Maverix Metals, Inc.	7,686	36,893
Maxim Power Corp. (a)	2,800	8,175
MDF Commerce, Inc. (a) (d)	4,176	10,522
Medical Facilities Corp. (d)	12,861	116,455
MEG Energy Corp. (a)	87,454	1,194,129
Melcor Developments, Ltd.	3,120	43,650
Methanex Corp.	1,300	70,888
Methanex Corp.	12,518	682,982
Morguard Corp.	1,400	154,362
Mountain Province Diamonds, Inc. (a)	1,600	1,126
MTY Food Group, Inc.	6,320	275,468
Mullen Group, Ltd. (d)	29,854	319,041
Neo Performance Materials, Inc.	4,300	52,351
New Gold, Inc. (a)	172,247	312,763

Canada—(Continued)
NFI Group, Inc. (d)	13,975	178,188
Nighthawk Gold Corp. (a) (d)	4,900	3,410
North American Construction Group, Ltd. (d)	10,441	151,168
North West Co., Inc. (The)	15,571	477,038
NuVista Energy, Ltd. (a)	59,117	499,833
Opsens, Inc. (a) (d)	6,700	10,236
Organigram Holdings, Inc. (a)	36,998	61,417
Osisko Gold Royalties, Ltd.	36,950	487,386
Osisko Gold Royalties, Ltd. (d)	3,800	50,122
Osisko Mining, Inc. (a)	42,179	134,619
Paramount Resources, Ltd. - Class A (d)	19,290	481,575
Parex Resources, Inc.	39,859	817,809
Park Lawn Corp.	8,556	236,665
Parkland Corp.	34,684	1,025,691
Pason Systems, Inc.	24,116	295,337
Peyto Exploration & Development Corp. (d)	67,791	687,589
PHX Energy Services Corp. (d)	12,350	65,299
Pizza Pizza Royalty Corp. (d)	6,998	78,928
Points.com, Inc. (a)	5,320	97,749
Polaris Infrastructure, Inc.	5,300	71,647
Pollard Banknote, Ltd. (d)	2,690	57,946
PolyMet Mining Corp. (a)	3,835	15,860
PrairieSky Royalty, Ltd. (d)	56,452	780,750
Precision Drilling Corp. (a)	4,794	355,480
Premium Brands Holdings Corp.	8,708	761,824
Primo Water Corp. (d)	45,705	650,761
Pulse Seismic, Inc. (d)	13,500	23,757
Quarterhill, Inc.	44,645	86,779
Questerre Energy Corp. - Class A (a) (d)	83,569	19,386
Real Matters, Inc. (a)	25,451	108,306
Recipe Unlimited Corp. (a)	4,150	48,665
RF Capital Group ,Inc. (a) (d)	1,730	23,944
Richelieu Hardware, Ltd.	16,390	597,049
Rogers Sugar, Inc. (d)	35,106	176,913
Russel Metals, Inc.	23,322	617,866
Sabina Gold & Silver Corp. (a) (d)	64,606	78,035
Sandstorm Gold, Ltd.	58,462	471,381
Savaria Corp. (d)	10,600	148,552
Seabridge Gold, Inc. (a) (d)	11,279	208,661
Secure Energy Services, Inc. (d)	65,264	278,774
Shawcor, Ltd. (a)	21,791	87,851
Sienna Senior Living, Inc. (d)	22,176	271,579
Sierra Wireless, Inc. (a)	12,710	229,464
SilverCrest Metals, Inc. (a) (d)	11,567	103,062
SilverCrest Metals, Inc. (a)	8,003	71,314
Sleep Country Canada Holdings, Inc.	12,404	289,822
SNC-Lavalin Group, Inc.	29,545	711,358
Spin Master Corp. (a)	7,348	253,035
Sprott, Inc. (d)	6,042	302,934
SSR Mining, Inc. (d)	53,145	1,155,446
Stantec, Inc.	5,877	294,802
Stelco Holdings, Inc.	5,227	217,375
Stella-Jones, Inc.	16,794	504,700
Steppe Gold, Ltd. (a)	6,300	7,509
SunOpta, Inc. (a) (d)	26,392	132,577
Superior Plus Corp.	54,086	496,666
Surge Energy, Inc. (a)	9,000	63,784

BHFTII-73

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Canada—(Continued)
Tamarack Valley Energy, Ltd.	82,978	$329,217
Taseko Mines, Ltd. (a) (d)	108,786	250,613
TECSYS, Inc.	172	4,397
TeraGo, Inc. (a)	4,100	18,825
TerraVest Industries, Inc.	1,600	32,188
Tidewater Midstream and Infrastructure, Ltd. (d)	79,200	82,358
Timbercreek Financial Corp. (d)	29,251	222,047
Torex Gold Resources, Inc. (a)	27,594	346,539
Total Energy Services, Inc. (a)	17,786	110,971
TransAlta Corp.	83,943	868,874
TransAlta Renewables, Inc.	28,608	422,890
Transcontinental, Inc. - Class A	21,120	295,138
TransGlobe Energy Corp. (a) (d)	4,500	16,378
TransGlobe Energy Corp. (a) (d)	3,814	13,883
Treasury Metals, Inc. (a) (d)	1,668	907
Trevali Mining Corp. (a)	9,060	10,508
Trican Well Service, Ltd. (a)	92,913	276,476
Tricon Residential, Inc. (d)	50,696	805,767
Trisura Group, Ltd. (a)	8,800	241,936
Turquoise Hill Resources, Ltd. (a)	21,279	638,974
Uni-Select, Inc. (a)	13,271	323,774
Vecima Networks, Inc.	2,500	32,056
Vermilion Energy, Inc.	33,426	701,862
Vermilion Energy, Inc. (d)	5,708	119,982
VersaBank	2,000	23,197
Wajax Corp.	7,885	124,631
Waterloo Brewing, Ltd. (d)	2,600	9,962
Wesdome Gold Mines, Ltd. (a)	54,507	684,090
Western Forest Products, Inc.	145,247	233,529
Westshore Terminals Investment Corp. (d)	17,388	460,796
Whitecap Resources, Inc.	152,919	1,264,794
WildBrain, Ltd. (a) (d)	53,045	141,295
Winpak, Ltd.	9,852	302,617
Yamana Gold, Inc.	169,409	945,866
Yamana Gold, Inc. (d)	54,613	304,741
Yellow Pages, Ltd. (d)	6,975	73,870
Zenith Capital Corp. (a) (b) (c)	12,830	1,184

		73,782,014

China—0.2%
BOE Varitronix, Ltd. (d)	137,000	161,148
Bund Center Investment, Ltd.	107,700	41,718
China Display Optoelectronics Technology Holdings, Ltd. (a)	136,000	7,613
China Gold International Resources Corp., Ltd. (d)	79,013	281,885
China Sunsine Chemical Holdings, Ltd.	70,000	24,013
CITIC Telecom International Holdings, Ltd.	467,000	171,551
First Sponsor Group, Ltd.	9,490	9,453
Fountain SET Holdings, Ltd.	280,000	49,587
GDH Guangnan Holdings, Ltd.	264,000	22,008
Goodbaby International Holdings, Ltd. (a)	193,000	25,038
Guotai Junan International Holdings, Ltd. (d)	806,600	90,238
Neo-Neon Holdings, Ltd. (a)	322,500	19,556
TI Fluid Systems plc	7,903	19,701

		923,509

Colombia—0.0%
Frontera Energy Corp. (a)	8,353	96,816

Denmark—2.2%
ALK Abello A/S (a)	35,460	780,806
Alm Brand A/S	262,490	446,309
Bang & Olufsen A/S (a) (d)	30,627	87,054
Bavarian Nordic A/S (a) (d)	20,257	508,851
Better Collective A/S (a) (d)	3,925	70,336
Brodrene Hartmann A/S (a)	653	27,537
cBrain A/S	511	15,836
Chemometec A/S	3,762	455,710
Columbus A/S	20,865	29,146
D/S Norden A/S	8,013	279,902
DFDS A/S	10,724	457,077
Drilling Co of 1972 A/S (The) (a)	2,524	138,056
FLSmidth & Co. A/S	12,789	333,457
H Lundbeck A/S	13,450	310,110
H+H International A/S - Class B (a)	5,958	163,199
Harboes Bryggeri A/S - Class B (a)	1,454	16,587
ISS A/S (a)	33,398	591,052
Jeudan A/S	2,360	96,397
Jyske Bank A/S (a) (d)	16,358	885,948
Matas A/S	10,988	156,685
Netcompany Group A/S (a)	7,500	494,618
Nilfisk Holding A/S (a)	7,976	237,436
NKT A/S (a)	9,092	410,209
NNIT A/S (a)	2,656	37,382
North Media A/S	679	8,386
NTG Nordic Transport Group A/S (a)	2,706	163,197
Parken Sport & Entertainment A/S (a)	2,351	29,709
PER Aarsleff Holding A/S	5,304	204,649
Ringkjoebing Landbobank A/S	8,462	1,067,906
Royal Unibrew A/S	13,170	1,224,161
RTX A/S (a)	2,486	64,071
Scandinavian Tobacco Group A/S - Class A	18,965	403,780
Schouw & Co. A/S	3,973	343,337
SimCorp A/S	10,560	769,132
Solar A/S - B Shares	1,807	199,252
SP Group A/S	468	24,542
Spar Nord Bank A/S	26,418	348,295
Sparekassen Sjaelland-Fyn A/S	452	13,856
Sydbank A/S	17,865	609,968
TCM Group A/S	502	9,396
Tivoli A/S (a)	844	108,254
Topdanmark A/S	11,821	661,388
United International Enterprises, Ltd.	606	180,135
Zealand Pharma A/S (a)	8,489	129,685

		13,592,799

Faeroe Islands—0.0%
BankNordik P/F (d)	1,109	21,012

Finland—2.1%
Aktia Bank Oyj	15,788	189,460
Alma Media Oyj	11,899	127,792
Anora Group Oyj	1,398	13,562

BHFTII-74

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Finland—(Continued)
Apetit Oyj (d)	1,205	$16,789
Aspo Oyj	7,386	57,639
Atria Oyj (d)	3,290	37,900
BasWare Oyj (a)	2,744	64,774
Bittium Oyj (d)	8,034	50,880
Cargotec Oyj - B Shares	10,991	416,285
Caverion Oyj (d)	25,551	146,440
Citycon Oyj (a) (d)	21,486	162,696
Digia Oyj	6,625	55,597
Enento Group Oyj (a) (d)	3,892	116,533
Finnair Oyj (a) (d)	272,008	149,862
Fiskars Oyj Abp	6,971	165,359
Harvia Oyj (d)	2,955	118,142
HKScan Oyj - A Shares	6,704	10,822
Huhtamaki Oyj	26,983	936,952
Ilkka-Yhtyma Oyj	5,725	29,118
Kamux Corp. (d)	4,328	53,482
Kemira Oyj	28,960	378,407
Kojamo Oyj	26,601	638,329
Konecranes Oyj (a)	16,247	498,925
Lassila & Tikanoja Oyj	8,464	101,058
Marimekko Oyj	378	31,583
Metsa Board Oyj - Class B	52,211	527,131
Multitude SE (a)	2,093	8,507
Musti Group Oyj (a)	5,196	137,235
Neles Oyj	31,578	321,272
Nokian Renkaat Oyj	35,666	577,712
Olvi Oyj - A Shares	5,028	198,011
Oriola Oyj - A Shares (d)	4,196	8,866
Oriola-KD Oyj - B Shares	38,525	80,176
Orion Oyj - Class A	7,619	344,452
Orion Oyj - Class B	26,553	1,204,892
Outokumpu Oyj (a) (d)	102,277	544,676
Ponsse Oyj (d)	3,208	116,012
QT Group Oyj (a)	3,066	423,833
Raisio Oyj - V Shares	35,039	103,031
Rapala VMC Oyj	8,902	67,969
Raute Oyj - A Shares	72	1,369
Revenio Group Oyj	5,309	278,853
Sanoma Oyj	25,537	362,233
Stockmann Oyj Abp - B Shares (a)	3,752	7,662
Talenom Oyj	1,064	11,503
Teleste Oyj	2,149	11,473
Terveystalo Oyj	14,772	182,671
TietoEVRY Oyj	22,579	600,491
Tokmanni Group Corp.	13,877	229,816
Uponor Oyj	17,933	361,316
Vaisala Oyj - A Shares	5,709	272,223
Valmet Oyj	38,018	1,180,163
Wartsila Oyj Abp	38,693	353,398
WithSecure Oyj (a)	26,373	132,359
YIT Oyj (d)	39,980	150,862

		13,368,553

France—4.6%
ABC Arbitrage	2,865	23,535
Akka Technologies S.A. (a)	2,270	122,982
AKWEL	3,301	72,849
Albioma S.A.	10,475	508,567
ALD S.A. (d)	19,331	256,775
Altamir	9,152	266,921
Alten S.A.	6,377	962,175
Assystem S.A. (d)	2,720	127,798
Atos SE	2,603	70,776
Aubay	2,423	160,248
Axway Software S.A.	2,132	39,667
Bastide le Confort Medical (d)	1,345	59,842
Beneteau S.A. (a)	15,076	235,491
Bigben Interactive (d)	4,507	73,681
Boiron S.A.	1,869	79,824
Bonduelle SCA	6,411	116,833
Burelle S.A. (d)	101	66,404
Casino Guichard Perrachon S.A. (a) (d)	6,946	128,212
Catering International Services (a)	541	6,467
CBo Territoria	2,864	12,060
Cegedim S.A. (a)	2,295	64,490
CGG S.A. (a)	189,243	215,710
Chargeurs S.A.	6,857	153,366
Cie des Alpes (a) (d)	8,244	121,753
Cie Plastic Omnium S.A.	18,690	338,495
Coface S.A.	31,535	377,918
Delta Plus Group	91	9,034
Derichebourg S.A.	33,761	351,614
Electricite de Strasbourg S.A.	329	38,727
Elior Group S.A. (a)	35,740	119,400
Elis S.A. (a)	48,236	709,543
Eramet S.A. (a)	3,022	497,971
ESI Group (a) (d)	468	35,466
Esso S.A. Francaise (a) (d)	1,341	42,659
Etablissements Maurel et Prom (a)	12,067	53,536
Eurazeo S.E.	7,611	639,645
Eutelsat Communications S.A.	57,002	618,808
Exel Industries - A Shares	618	50,514
Faurecia SE (d)	29,253	756,741
Fnac Darty S.A.	6,777	347,484
Gaztransport Et Technigaz S.A.	5,603	627,771
GEA (d)	165	16,960
GL Events (a) (d)	4,217	77,575
Groupe Crit	1,062	77,674
Groupe Gorge S.A.	395	8,159
Guerbet	2,188	63,732
Guillemot Corp. (d)	770	12,470
Haulotte Group S.A. (a)	5,337	24,319
HEXAOM (d)	1,526	52,325
ID Logistics Group (a)	796	282,601
Imerys S.A.	7,588	325,163
Infotel S.A.	342	20,424
Interparfums S.A.	3,123	187,510
IPSOS	13,160	652,573
Jacquet Metals S.A.	5,978	129,165
JCDecaux S.A. (a)	13,978	331,184
Kaufman & Broad S.A.	5,175	170,975

BHFTII-75

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

France—(Continued)
Korian S.A.	24,916	$573,507
Lagardere SA (a)	10,027	280,942
Laurent-Perrier	1,255	132,715
Lectra	7,396	351,289
Linedata Services	1,348	62,161
LISI	7,422	176,837
LNA Sante S.A.	1,534	62,706
Maisons du Monde S.A. (d)	13,951	267,127
Manitou BF S.A.	3,893	108,651
Manutan International (d)	589	43,867
Mersen S.A.	6,354	234,287
Metropole Television S.A.	8,342	164,315
Nacon S.A. (a) (d)	901	5,434
Nexans S.A.	10,012	935,667
Nexity S.A.	12,995	456,498
Nicox (a) (d)	1,834	3,972
NRJ Group	9,690	70,184
Oeneo S.A. (d)	3,143	47,004
OL Groupe S.A. (a) (d)	3,273	7,092
Onxeo S.A. (a) (d)	4,566	1,809
Orpea S.A.	4,040	174,349
Pharmagest Interactive	448	42,837
Plastiques Du Val De Loire (d)	1,576	10,302
Prodways Group S.A. (a)	592	1,770
Quadient S.A.	15,239	286,260
Rallye S.A. (a)	9,791	38,370
Recylex S.A. (a) (b) (c) (d)	3,335	1,278
Rexel S.A.	81,149	1,728,716
Robertet S.A.	143	138,929
Rothschild & Co.	8,416	331,807
Rubis SCA	22,815	670,585
Samse S.A. (d)	107	25,109
Savencia S.A.	1,728	115,981
SCOR SE	40,311	1,295,638
Seche Environnement S.A.	1,380	108,244
Societe BIC S.A.	7,557	381,658
Societe LDC S.A.	95	8,930
Societe pour l’Informatique Industrielle	1,887	93,472
Soitec (a)	5,617	1,053,848
Solocal Group (a) (d)	33,527	44,820
Somfy S.A.	2,415	388,679
Sopra Steria Group SACA	4,903	910,017
SPIE S.A.	34,853	823,676
STEF S.A.	1,145	126,429
Sword Group (d)	1,364	73,674
Synergie SE (d)	3,366	142,105
Technicolor S.A. (a)	14,511	54,429
Technip Energies NV (a)	24,641	300,157
Television Francaise 1 (d)	17,932	173,956
Thermador Groupe	2,148	224,236
Tikehau Capital SCA	7,508	201,671
Totalenergies EP Gabon	324	63,646
Trigano S.A.	2,956	428,228
Ubisoft Entertainment S.A. (a)	1,908	83,997
Union Financiere de France BQE S.A.	1,257	26,320
Valeo	37,724	693,096
Vallourec S.A. (a)	29,203	372,807

France—(Continued)
Verallia S.A.	11,136	263,968
Vetoquinol S.A.	1,341	196,885
Vicat S.A.	7,909	267,239
VIEL & Cie S.A.	4,205	27,544
Vilmorin & Cie S.A.	2,655	129,527
Virbac S.A.	1,006	401,421
Vranken-Pommery Monopole S.A. (a)	958	18,886
Wavestone	1,052	53,340

		28,979,461

Georgia—0.0%
Bank of Georgia Group plc	13,336	207,687

Germany—6.5%
1&1 AG	13,083	293,212
7C Solarparken AG	12,140	59,481
Aareal Bank AG (d)	21,487	675,173
Adesso SE	230	47,107
ADVA Optical Networking SE (a)	17,098	256,750
All for One Steeb AG	498	36,407
Allgeier SE	2,942	146,670
Amadeus Fire AG	779	124,386
Atoss Software AG	1,110	219,298
Aurubis AG	10,200	1,219,176
Basler AG	1,220	134,642
Bauer AG (a)	4,513	45,991
BayWa AG (d)	305	23,433
BayWa AG	5,509	257,449
Bechtle AG	360	20,316
Bertrandt AG	2,127	104,315
bet-at-home.com AG (d)	1,222	21,107
Bijou Brigitte AG (a)	1,603	43,152
Bilfinger SE	10,033	382,676
Borussia Dortmund GmbH & Co. KGaA (a)	26,685	119,708
CANCOM SE	10,426	650,021
CECONOMY AG	47,148	178,673
CENIT AG	3,413	48,542
Cewe Stiftung & Co. KGaA	1,828	184,560
Commerzbank AG (a)	55,806	426,103
CompuGroup Medical SE & Co KgaA	7,186	439,077
Corestate Capital Holding S.A. (a) (d)	4,473	41,627
CropEnergies AG	9,235	121,785
CTS Eventim AG & Co. KGaA (a)	2,006	137,644
Data Modul AG (d)	138	8,774
Dermapharm Holding SE	2,745	175,462
Deutsche Beteiligungs AG	4,577	144,955
Deutsche Euroshop AG	14,792	273,246
Deutsche Lufthansa AG (a) (d)	9,110	73,855
Deutsche Pfandbriefbank AG	45,896	558,346
Deutz AG (a)	40,985	212,209
DIC Asset AG	15,921	254,397
DMG Mori AG (d)	595	27,484
Dr. Hoenle AG (d)	2,084	75,769
Draegerwerk AG & Co. KGaA	1,062	57,204
Duerr AG	15,842	468,618
Eckert & Ziegler AG	4,645	298,892

BHFTII-76

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Elmos Semiconductor SE	398	$23,078
ElringKlinger AG (a)	8,918	84,854
Encavis AG (d)	23,338	487,858
Energiekontor AG (d)	1,621	156,074
EuroEyes International Eye Clinic, Ltd.	10,000	8,863
Fielmann AG	6,684	365,306
First Sensor AG	1,405	75,669
Flatexdegiro AG (a) (d)	3,496	70,813
FORTEC Elektronik AG	253	5,733
Francotyp-Postalia Holding AG (a)	3,300	9,813
Fraport AG Frankfurt Airport Services Worldwide (a)	7,897	439,366
Freenet AG	42,208	1,131,428
Fuchs Petrolub SE	7,604	216,244
GEA Group AG	35,535	1,468,181
Gerresheimer AG	9,767	714,589
Gesco AG (a)	2,953	77,884
GFT Technologies SE	5,130	235,050
Grammer AG (a)	706	12,981
Grand City Properties S.A.	31,748	635,495
GRENKE AG (d)	659	18,379
H&R GmbH & Co. KGaA (a)	4,195	28,770
Hamburger Hafen und Logistik AG	8,624	153,799
Hawesko Holding AG	223	12,072
Heidelberger Druckmaschinen AG (a)	100,140	263,913
Hensoldt AG	5,664	165,940
Hornbach Holding AG & Co. KGaA (d)	3,220	405,337
Hugo Boss AG	20,336	1,183,803
Hypoport SE (a)	804	305,364
Indus Holding AG	6,490	193,190
Instone Real Estate Group SE	9,568	179,179
IVU Traffic Technologies AG	2,709	56,145
Jenoptik AG	16,935	512,865
JOST Werke AG	2,840	114,220
K&S AG (a)	61,757	1,873,168
Kloeckner & Co. SE (a)	28,642	386,774
Koenig & Bauer AG (a) (d)	4,373	101,979
Krones AG	4,960	412,816
KSB SE & Co. KGaA	82	39,452
KWS Saat SE & Co. KGaA	3,725	270,257
LANXESS AG	22,664	1,002,308
Leifheit AG (d)	2,964	87,065
Leoni AG (a) (d)	12,471	126,675
Manz AG (a) (d)	1,272	56,233
Medigene AG (a)	2,446	8,746
METRO AG (a)	25,342	225,626
MLP SE	22,156	177,253
Nagarro SE (a)	2,942	467,563
New Work SE	895	183,054
Nexus AG	5,374	321,556
Nordex SE (a) (d)	31,718	555,100
Norma Group SE	10,781	310,085
OHB SE	1,607	65,506
Patrizia AG	16,379	308,893
Pfeiffer Vacuum Technology AG	1,559	299,119
PNE Wind AG (d)	13,868	160,814
Progress-Werk Oberkirch AG (a)	822	28,075
ProSiebenSat.1 Media SE	59,262	757,984

Germany—(Continued)
PSI Software AG	4,019	171,680
PVA TePla AG (a) (d)	2,716	79,429
q.beyond AG (a)	42,643	78,619
R Stahl AG (a)	1,594	26,078
Rheinmetall AG	12,901	2,738,405
SAF-Holland SE (a)	18,418	155,491
Salzgitter AG (a)	14,950	695,907
Scout24 SE	15,735	902,626
Secunet Security Networks AG	391	183,141
SGL Carbon SE (a)	8,945	55,917
Siltronic AG	6,867	705,669
Sirius Real Estate, Ltd.	194,501	318,952
Sixt SE (a) (d)	4,289	579,196
SMA Solar Technology AG (d)	3,992	167,308
Softing AG	3,104	21,015
Software AG	17,469	601,300
Softwareone Holding AG (a)	11,301	158,849
Stabilus S.A.	6,982	346,920
STRATEC SE (d)	1,553	173,871
Stroeer SE & Co. KGaA	8,363	577,663
Suedzucker AG	21,506	278,369
Surteco Group SE	2,209	73,464
Suss Microtec SE (a) (d)	6,216	109,523
TAG Immobilien AG	43,726	993,205
Takkt AG (d)	11,656	211,348
Technotrans SE (d)	2,573	64,896
ThyssenKrupp AG (a)	82,356	709,452
Traffic Systems SE	1,794	72,670
United Internet AG	1,869	64,280
Varta AG (d)	2,851	282,038
VERBIO Vereinigte BioEnergie AG	9,187	710,698
Vossloh AG	3,384	140,999
Wacker Chemie AG	2,043	350,711
Wacker Neuson SE	10,321	231,316
Washtec AG	3,673	194,583
Westwing Group SE (a)	1,155	14,255
Wuestenrot & Wuerttembergische AG	4,932	99,538
Zeal Network SE (d)	2,680	106,867

		40,572,296

Ghana—0.1%
Tullow Oil plc (a)	488,272	343,439

Greenland—0.0%
Gronlandsbanken A/S	140	12,863

Guernsey, Channel Islands—0.0%
Raven Property Group, Ltd. (a) (b) (c)	112,611	0

Hong Kong—2.3%
Aceso Life Science Group, Ltd. (a)	1,001,000	8,403
Aeon Credit Service Asia Co., Ltd.	44,000	28,342
Aidigong Maternal & Child Health, Ltd. (a)	180,000	11,335
Allied Group, Ltd.	382,000	133,787
APAC Resources, Ltd.	84,990	12,572
Apollo Future Mobility Group, Ltd. (a)	348,000	16,401

BHFTII-77

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Applied Development Holdings, Ltd. (a)	390,000	$4,862
Asia Financial Holdings, Ltd.	88,000	40,443
Asia Standard International Group, Ltd.	296,000	26,982
Asiasec Properties, Ltd.	88,000	5,593
ASM Pacific Technology, Ltd.	54,200	548,177
Associated International Hotels, Ltd.	14,000	20,553
Bank of East Asia, Ltd. (The)	49,600	77,647
Bel Global Resources Holdings, Ltd. (a) (b) (c)	520,000	0
BOCOM International Holdings Co., Ltd.	117,000	17,030
Brightoil Petroleum Holdings, Ltd. (a) (b) (c)	591,000	21,223
Build King Holdings, Ltd.	160,000	17,096
Burwill Holdings, Ltd. (a) (b) (c)	1,566,000	2,659
C-Mer Eye Care Holdings, Ltd.	56,000	32,777
Cafe de Coral Holdings, Ltd.	106,000	176,428
Cathay Pacific Airways, Ltd. (a) (d)	257,000	252,212
Century City International Holdings, Ltd. (a)	616,000	26,674
Chen Hsong Holdings	150,000	44,306
Cheuk Nang Holdings, Ltd.	108,566	32,293
Chevalier International Holdings, Ltd.	75,139	89,688
China Baoli Technologies Holdings, Ltd. (a)	28,500	1,200
China Best Group Holding, Ltd. (a)	45,000	4,640
China Energy Development Holdings, Ltd. (a)	3,376,000	69,641
China Motor Bus Co., Ltd.	4,800	54,390
China Solar Energy Holdings, Ltd. (a) (b) (c)	162,000	698
China Star Entertainment, Ltd. (a)	378,000	41,017
China Strategic Holdings, Ltd. (a) (d)	4,927,500	22,512
China Tonghai International Financial, Ltd.	180,000	3,700
Chinese Estates Holdings, Ltd.	151,000	43,236
Chinney Investment, Ltd.	8,000	1,552
Chow Sang Sang Holdings International, Ltd.	111,000	128,316
Chuang’s China Investments, Ltd.	511,500	25,327
Chuang’s Consortium International, Ltd.	382,357	44,727
CK Life Sciences International Holdings, Inc. (d)	304,000	23,964
CMBC Capital Holdings, Ltd.	19,000	4,119
CNT Group, Ltd.	246,000	11,463
Convenience Retail Asia, Ltd.	36,000	4,586
Convoy Global Holdings (a) (b) (c)	1,314,000	5,250
Cowell e Holdings, Inc. (a)	24,000	23,427
Crystal International Group, Ltd.	29,500	11,731
CSI Properties, Ltd.	2,274,023	56,423
Dah Sing Banking Group, Ltd.	139,071	122,754
Dah Sing Financial Holdings, Ltd.	45,460	147,192
Dickson Concepts International, Ltd.	87,500	44,586
DMX Technologies Group, Ltd. (a) (b) (c)	186,000	0
DTXS Silk Road Investment Holdings Co., Ltd. (a)	24,000	5,642
Dynamic Holdings, Ltd.	20,000	27,817
Eagle Nice International Holdings, Ltd.	80,000	45,269
EC Healthcare	48,000	50,826
EcoGreen International Group, Ltd.	118,800	28,766
Emperor Capital Group, Ltd. (a)	984,000	7,916
Emperor Entertainment Hotel, Ltd.	235,000	20,629
Emperor International Holdings, Ltd.	529,250	54,529
Emperor Watch & Jewellery, Ltd.	1,520,000	34,956
Energy Development (b) (c)	92,000	284
Energy International Investments Holdings, Ltd. (a)	580,000	3,628
ENM Holdings, Ltd. (a)	412,000	30,898
Esprit Holdings, Ltd. (a) (d)	889,275	100,558
Fairwood Holdings, Ltd.	26,500	51,371

Hong Kong—(Continued)
Far East Consortium International, Ltd.	396,766	134,392
First Pacific Co., Ltd.	674,000	272,060
Fosun Tourism Group (a)	14,400	20,183
G-Resources Group, Ltd. (a)	123,180	41,308
Genting Hong Kong, Ltd. (a) (b) (c)	327,000	17,324
Get Nice Financial Group, Ltd.	104,000	9,630
Giordano International, Ltd. (d)	446,000	90,309
Glorious Sun Enterprises, Ltd.	393,000	38,555
Gold Finance Holdings, Ltd. (a) (b) (c)	214,000	0
Gold Peak Technology Group Ltd. (a)	277,714	23,373
Golden Resources Development International, Ltd.	370,000	21,462
Good Resources Holdings, Ltd. (a) (b) (c)	420,000	853
GR Properties, Ltd. (a)	82,000	11,935
Great Eagle Holdings, Ltd.	57,687	139,972
Guoco Group, Ltd.	1,000	10,621
Haitong International Securities Group, Ltd. (d)	735,562	132,059
Hang Lung Group, Ltd.	209,000	442,834
Hanison Construction Holdings, Ltd.	148,009	23,043
Harbour Centre Development, Ltd. (a)	88,000	75,268
HKBN, Ltd.	167,500	192,055
HKR International, Ltd.	343,680	125,479
Hon Kwok Land Investment Co., Ltd.	140,000	46,290
Hong Kong Economic Times Holdings, Ltd.	50,000	7,213
Hong Kong Ferry Holdings Co., Ltd.	39,000	34,632
Hong Kong Technology Venture Co., Ltd, (d)	96,000	85,075
Hongkong & Shanghai Hotels (The) (a)	110,902	118,083
Hongkong Chinese, Ltd.	510,000	41,008
Hsin Chong Group Holdings, Ltd. (a) (b) (c)	918,000	7,688
Hung Hing Printing Group, Ltd.	252,000	40,667
Huobi Technology Holdings, Ltd. (a)	10,500	8,540
Hutchison Port Holdings Trust - Class U	1,123,200	273,783
Hutchison Telecommunications Hong Kong Holdings, Ltd.	526,000	84,460
Hypebeast, Ltd. (a)	127,500	12,810
Hysan Development Co., Ltd.	153,000	445,873
Imagi International Holdings, Ltd. (a)	90,112	5,951
International Housewares Retail Co., Ltd.	134,000	44,418
IPE Group, Ltd. (a)	285,000	27,614
IRC, Ltd. (a)	936,000	24,974
ITC Properties Group, Ltd.	182,746	23,992
Jacobson Pharma Corp., Ltd.	90,000	7,457
Johnson Electric Holdings, Ltd.	108,873	149,693
JS Global Lifestyle Co., Ltd.	89,500	104,304
K Wah International Holdings, Ltd.	172,000	64,808
Kader Holdings Co., Ltd. (a)	224,000	12,868
Kam Hing International Holdings, Ltd. (a)	32,000	1,226
Karrie International Holdings, Ltd.	140,000	26,395
Keck Seng Investments Hong Kong, Ltd. (a)	72,000	25,980
Kerry Logistics Network, Ltd. (d)	147,500	336,649
Kerry Properties, Ltd.	148,000	417,062
Kingmaker Footwear Holdings, Ltd.	102,000	13,412
Kingston Financial Group, Ltd. (a)	162,000	5,229
Kowloon Development Co., Ltd.	124,000	165,966
Lai Sun Development Co., Ltd. (a)	111,919	52,301
Lai Sun Garment International, Ltd. (a)	129,756	60,958
Lam Soon Hong Kong, Ltd.	15,000	26,905
Landing International Development, Ltd. (a)	310,800	8,957

BHFTII-78

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hong Kong—(Continued)
Landsea Green Group Co., Ltd. (a)	268,000	$8,927
Langham Hospitality Investments and Langham Hospitality Investments, Ltd. (a)	207,000	24,002
Lerthai Group, Ltd. (a) (b) (c)	18,000	384
Lifestyle International Holdings, Ltd. (a) (d)	134,500	64,742
Lippo China Resources, Ltd.	2,106,000	38,399
Lippo, Ltd.	122,000	43,297
Liu Chong Hing Investment, Ltd.	78,000	73,461
Luk Fook Holdings International, Ltd.	118,000	287,016
Lung Kee Bermuda Holdings	90,000	42,721
Magnificent Hotel Investment, Ltd. (a)	1,310,000	19,901
Man Wah Holdings, Ltd.	242,000	263,604
Mandarin Oriental International, Ltd. (a)	67,000	134,158
Mason Group Holdings, Ltd. (a)	7,685,000	17,595
Matrix Holdings, Ltd.	36,000	11,949
Melco International Development, Ltd. (a) (d)	165,000	151,188
MH Development, Ltd. (a) (b) (c)	124,000	3,443
Midland Holdings, Ltd. (a)	178,010	18,975
Miramar Hotel & Investment	51,000	81,312
Modern Dental Group, Ltd.	79,000	30,016
Nameson Holdings, Ltd.	130,000	7,485
National Electronic Holdings, Ltd.	182,600	23,777
Newocean Energy Holdings, Ltd. (a)	398,000	1,990
Nissin Foods Co., Ltd.	47,000	32,882
NWS Holdings, Ltd. (d)	279,000	255,585
Oriental Watch Holdings	120,484	63,939
Oshidori International Holdings, Ltd. (a)	1,068,000	67,969
Pacific Andes International Holdings, Ltd. (a) (b) (c)	1,819,984	6,366
Pacific Basin Shipping, Ltd.	1,337,000	721,954
Pacific Century Premium Developments, Ltd. (a)	49,788	3,133
Pacific Textiles Holdings, Ltd.	266,000	123,099
Paliburg Holdings, Ltd. (a)	208,000	56,027
Paradise Entertainment, Ltd. (a)	168,000	18,649
PC Partner Group, Ltd. (d)	54,000	78,418
PCCW, Ltd.	825,582	464,942
Perfect Medical Health Management, Ltd.	108,000	66,541
Pico Far East Holdings, Ltd.	318,000	44,154
Playmates Holdings, Ltd.	460,000	42,326
PT International Development Co., Ltd. (a)	186,000	5,107
Public Financial Holdings, Ltd.	166,000	51,394
Regal Hotels International Holdings, Ltd. (a)	126,000	51,575
Regina Miracle International Holdings, Ltd.	71,000	42,942
Sa Sa International Holdings, Ltd. (a)	96,000	16,972
Samson Holding, Ltd. (a)	146,000	7,049
SAS Dragon Holdings, Ltd.	140,000	87,244
SEA Holdings, Ltd.	63,896	47,388
Shangri-La Asia, Ltd. (a)	234,000	183,403
Shun Ho Property Investments, Ltd. (a)	21,615	3,201
Shun Tak Holdings, Ltd. (a)	379,500	83,005
Sing Tao News Corp., Ltd.	212,000	10,673
Singamas Container Holdings, Ltd.	506,000	74,057
SmarTone Telecommunications Holdings, Ltd.	124,888	66,551
Soundwill Holdings, Ltd.	41,500	37,670
South China Holdings Co., Ltd. (a)	1,240,000	11,556
Stella International Holdings, Ltd.	141,000	136,807
Sun Hung Kai & Co., Ltd.	153,440	77,989
SUNeVision Holdings, Ltd. (d)	176,000	149,703

Hong Kong—(Continued)
TAI Cheung Holdings, Ltd. (d)	192,000	118,396
Tan Chong International, Ltd.	63,000	16,085
Tao Heung Holdings, Ltd.	204,000	24,672
Television Broadcasts, Ltd. (a)	97,700	55,894
Texwinca Holdings, Ltd.	300,000	55,638
Tradelink Electronic Commerce, Ltd.	256,000	38,572
Transport International Holdings, Ltd.	62,602	101,881
United Laboratories International Holdings, Ltd. (The)	241,000	126,037
Upbest Group, Ltd.	16,000	1,357
Value Partners Group, Ltd. (d)	215,000	92,331
Valuetronics Holdings, Ltd.	89,790	35,407
Vedan International Holdings, Ltd.	296,000	23,050
Vitasoy International Holdings, Ltd. (d)	162,000	306,970
VPower Group International Holdings, Ltd.	53,251	6,500
VSTECS Holdings, Ltd.	231,200	216,953
VTech Holdings, Ltd. (d)	42,200	306,380
Wai Kee Holdings, Ltd.	54,000	23,118
Wang On Group, Ltd.	2,200,000	19,618
Wealthking Investments, Ltd. (a)	284,000	21,696
Wing On Co. International, Ltd.	46,000	104,293
Wing Tai Properties, Ltd.	210,000	109,915
Yue Yuen Industrial Holdings, Ltd. (a)	164,000	263,794
Yunfeng Financial Group, Ltd. (a)	34,000	6,218
Zhaobangji Properties Holdings, Ltd. (a) (d)	184,000	11,453

		14,267,819

India—0.0%
Rhi Magnesita NV	3,120	99,389

Ireland—0.6%
AIB Group plc	22,853	50,148
Bank of Ireland Group plc (a)	249,385	1,584,257
C&C Group plc (a)	120,783	310,422
Cairn Homes plc (a)	135,193	184,840
COSMO Pharmaceuticals NV (a) (d)	515	33,933
Dalata Hotel Group plc (a)	19,956	87,185
Datalex plc (a)	5,495	5,095
FBD Holdings plc (a)	10,350	113,426
Glanbia plc	51,475	594,517
Glenveagh Properties plc (a)	89,923	116,384
Greencore Group plc (a)	159,206	268,087
Hostelworld Group plc (a)	16,696	16,788
Irish Continental Group plc (a)	33,406	142,848
Keywords Studios plc	5,158	176,998
Permanent TSB Group Holdings plc (a)	15,086	27,836

		3,712,764

Isle of Man—0.0%
Hansard Global plc	2,566	1,604
Strix Group plc	23,629	62,605

		64,209

Israel—2.0%
Abra Information Technologies Ltd.	7,868	10,807
Adgar Investment and Development, Ltd.	11,788	27,812

BHFTII-79

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Israel—(Continued)
Afcon Holdings, Ltd.	771	$54,126
AFI Properties, Ltd.	4,055	241,023
Africa Israel Residences, Ltd.	880	60,768
Airport City, Ltd. (a)	1	11
Allot, Ltd. (a)	10,216	86,786
Alrov Properties and Lodgings, Ltd. (a)	2,780	187,157
Arad, Ltd.	2,224	33,364
Ashtrom Group, Ltd.	10,987	323,959
Atreyu Capital Markets, Ltd.	2,021	43,464
AudioCodes, Ltd.	5,713	145,967
AudioCodes, Ltd.	1	16
Aura Investments, Ltd.	3,293	7,634
Avgol Industries 1953, Ltd. (a)	27,883	21,697
Azorim-Investment Development & Construction Co., Ltd. (a)	31,528	174,003
Bet Shemesh Engines Holdings, Ltd. (a)	2,139	57,972
BioLine RX, Ltd. (a)	1	0
Blue Square Real Estate, Ltd.	1,940	165,939
Camtek, Ltd. (a)	2,060	63,649
Carasso Motors, Ltd.	5,984	43,048
Cellcom Israel, Ltd. (a)	24,928	143,492
Ceragon Networks, Ltd. (a) (d)	14,799	31,522
Clal Insurance Enterprises Holdings, Ltd. (a)	10,623	248,139
Compugen, Ltd. (a)	1,588	5,321
Danel Adir Yeoshua, Ltd.	1,759	323,915
Delek Automotive Systems, Ltd.	12,832	197,500
Delek Group, Ltd. (a)	1,931	279,018
Delta-Galil Industries, Ltd.	3,185	217,441
Dor Alon Energy in Israel, Ltd.	2,364	90,255
Duniec Brothers, Ltd.	915	60,279
Electra Consumer Products 1970, Ltd.	3,029	179,481
Electra Real Estate, Ltd.	6,750	127,856
Electra, Ltd.	483	359,220
Energix-Renewable Energies, Ltd.	35,157	134,475
Enlight Renewable Energy, Ltd. (a)	205,209	481,112
Equital, Ltd. (a)	8,196	348,893
Fattal Holdings 1998, Ltd. (a)	570	81,506
FMS Enterprises Migun, Ltd.	1,295	47,439
Formula Systems 1985, Ltd.	3,277	328,116
Fox Wizel, Ltd.	2,684	429,105
Gav-Yam Lands Corp., Ltd.	18,811	220,714
Gilat Satellite Networks, Ltd. (a)	9,844	86,791
Globrands, Ltd.	93	12,194
Harel Insurance Investments & Financial Services, Ltd.	31,928	387,922
Hilan, Ltd.	4,492	277,297
IDI Insurance Co., Ltd.	2,662	90,193
IES Holdings, Ltd.	569	58,030
Ilex Medical, Ltd.	659	30,717
Infinya Ltd.	1,104	93,064
Inrom Construction Industries, Ltd.	22,474	104,576
Isracard, Ltd.	22,812	112,180
Israel Canada T.R., Ltd.	36,696	200,520
Israel Land Development Co., Ltd. (The)	3,950	63,617
Isras Investment Co., Ltd.	541	134,854
Issta Lines, Ltd. (a)	1,175	42,667
Kamada, Ltd. (a)	11,729	65,187
Kerur Holdings, Ltd.	2,088	55,567

Israel—(Continued)
Klil Industries, Ltd.	315	27,400
Levinstein Properties, Ltd.	1,208	44,400
M Yochananof & Sons, Ltd.	586	38,491
Magic Software Enterprises, Ltd.	9,462	165,636
Malam - Team, Ltd.	3,350	99,308
Matrix IT, Ltd.	10,787	281,066
Maytronics, Ltd.	1	10
Mediterranean Towers, Ltd.	28,011	94,758
Mega Or Holdings, Ltd.	4,941	192,572
Mehadrin, Ltd. (a)	108	6,211
Meitav Dash Investments, Ltd.	8,613	46,635
Menora Mivtachim Holdings, Ltd. (a)	8,846	218,137
Migdal Insurance & Financial Holding, Ltd.	94,179	167,213
Mivtach Shamir Holdings, Ltd.	1,966	66,277
Mizrahi Tefahot Bank, Ltd.	1	36
Naphtha Israel Petroleum Corp., Ltd. (a)	14,775	118,609
Nawi Brothers, Ltd.	4,888	46,968
Neto ME Holdings, Ltd.	788	55,809
Novolog, Ltd.	32,840	31,808
NR Spuntech Industries, Ltd. (a)	3,848	7,148
Oil Refineries, Ltd. (a)	418,554	166,266
One Software Technologies, Ltd.	9,000	155,845
OPC Energy, Ltd. (a)	15,415	175,721
Partner Communications Co., Ltd. (a)	36,424	302,012
Paz Oil Co., Ltd. (a)	2,185	320,597
Perion Network, Ltd. (a)	6,230	141,760
Plasson Industries, Ltd.	1,078	66,330
Plus500, Ltd.	25,321	468,992
Priortech, Ltd. (a)	2,244	67,953
Rami Levi Chain Stores Hashikma Marketing, Ltd.	2,198	175,309
Sano-Brunos Enterprises, Ltd.	46	5,204
Scope Metals Group, Ltd.	1,844	93,535
Shikun & Binui, Ltd. (a)	5,657	33,828
Shufersal, Ltd.	16,784	152,053
Summit Real Estate Holdings, Ltd. (a)	8,001	182,708
Suny Cellular Communication, Ltd.	16,495	9,286
Tadiran Group, Ltd.	855	138,914
Tel Aviv Stock Exchange, Ltd.	1,780	9,112
Telsys, Ltd.	297	15,640
Tera Light, Ltd. (a)	8,846	19,681
Tremor International, Ltd. (ADR) (a)	7,429	112,995
Victory Supermarket Chain, Ltd.	589	10,844
YH Dimri Construction & Development, Ltd.	1,750	161,900

		12,594,354

Italy—3.4%
A2A S.p.A.	472,680	809,933
ACEA S.p.A.	15,403	283,368
Aeffe S.p.A. (a)	11,359	24,153
Anima Holding S.p.A.	92,515	415,025
Aquafil S.p.A. (a)	3,537	25,596
Arnoldo Mondadori Editore S.p.A. (a)	54,123	119,300
Ascopiave S.p.A.	19,908	75,574
Autostrade Meridionali S.p.A. (d)	777	33,573
Avio S.p.A. (d)	6,077	71,423
Azimut Holding S.p.A.	33,841	785,413

BHFTII-80

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Banca Carige S.p.A. (a)	156	$135
Banca Farmafactoring S.p.A.	40,885	303,437
Banca Generali S.p.A.	19,702	730,213
Banca IFIS S.p.A.	7,714	158,068
Banca Mediolanum S.p.A.	40,974	348,974
Banca Popolare dell’Emilia Romagna SC	310,312	540,921
Banca Popolare di Sondrio SPA	161,515	659,483
Banca Profilo S.p.A. (d)	117,883	28,633
Banca Sistema S.p.A.	13,168	29,401
Banco BPM S.p.A.	456,529	1,347,726
Banco di Desio e della Brianza S.p.A.	20,306	68,763
Be Shaping The Future S.p.A	29,207	105,534
BF S.p.A.	2,916	11,325
Brembo S.p.A.	28,489	317,410
Brunello Cucinelli S.p.A. (a)	9,914	578,682
Buzzi Unicem S.p.A.	30,531	565,790
Cairo Communication S.p.A.	25,255	62,647
Carel Industries S.p.A.	5,874	149,969
Cementir Holding NV	18,579	140,248
CIR SpA-Compagnie Industriali (a)	315,684	142,054
Credito Emiliano S.p.A.	23,832	156,709
d’Amico International Shipping S.A. (a)	115,150	14,115
Danieli & C Officine Meccaniche S.p.A. (d)	4,407	96,169
Danieli & C Officine Meccaniche S.p.A. (Savings Shares)	3,745	59,580
De’Longhi S.p.A.	17,430	473,946
DeA Capital S.p.A.	32,300	48,368
doValue S.p.A.	2,051	17,311
Elica S.p.A. (a)	11,044	38,560
Emak S.p.A.	23,063	35,743
Enav S.p.A. (a)	13,326	61,627
ERG S.p.A.	16,018	532,922
Esprinet S.p.A.	12,105	127,902
Eurotech S.p.A. (a) (d)	13,076	55,162
Fila S.p.A.	3,057	31,750
Fincantieri S.p.A. (a) (d)	93,136	64,046
FNM S.p.A. (a)	55,327	32,739
Geox S.p.A. (a) (d)	34,378	33,939
Gruppo MutuiOnline S.p.A.	8,426	301,112
Hera S.p.A.	272,570	1,005,679
Illimity Bank S.p.A. (a)	12,140	158,665
IMMSI S.p.A. (a) (d)	51,196	25,150
Intek Group S.p.A. (a) (d)	80,757	47,000
Interpump Group S.p.A.	1,597	80,300
Iren S.p.A.	217,068	575,217
Italgas S.p.A.	151,950	975,626
Italmobiliare S.p.A.	4,207	134,060
IVS Group S.A. (a)	3,278	17,556
Juventus Football Club S.p.A. (a) (d)	259,477	93,837
La Doria S.p.A.	3,877	70,570
Leonardo S.p.A. (a)	98,520	981,768
LU-VE S.p.A.	1,991	42,769
Maire Tecnimont S.p.A.	42,334	146,097
Openjobmetis S.p.A. agenzia per il lavoro	1,209	15,198
OVS S.p.A. (a)	72,276	156,174
Pharmanutra S.p.A.	826	57,371
Piaggio & C S.p.A.	60,717	171,523
Pirelli & C S.p.A.	101,331	548,896

Italy—(Continued)
Prima Industrie S.p.A. (a) (d)	1,853	34,807
RAI Way S.p.A.	24,727	154,976
Reply S.p.A.	6,087	1,002,029
Rizzoli Corriere Della Sera Mediagroup S.p.A.	39,016	33,325
Sabaf S.p.A.	3,059	75,479
SAES Getters S.p.A.	1,024	25,110
Safilo Group S.p.A. (a)	12,212	20,380
Saipem S.p.A. (a) (d)	197,655	249,792
Salvatore Ferragamo S.p.A. (a) (d)	10,353	195,502
Saras S.p.A. (a)	169,450	130,094
Servizi Italia S.p.A. (a)	1,701	3,433
Sesa S.p.A.	2,065	337,804
Sogefi S.p.A. (a)	24,822	23,642
SOL S.p.A.	11,001	200,100
Tamburi Investment Partners S.p.A.	38,251	377,650
Technogym S.p.A.	31,905	252,726
Tinexta S.p.A.	6,919	201,460
Tod’s S.p.A. (a) (d)	3,369	150,812
TXT e-solutions S.p.A.	2,997	32,335
Uni Land S.p.A. (a) (b) (c)	4,937	0
Unieuro S.p.A. (d)	3,192	61,592
Unipol Gruppo S.p.A.	133,549	730,898
UnipolSai Assicurazioni S.p.A. (d)	33,327	98,616
Webuild S.p.A. (d)	70,140	124,373
Zignago Vetro S.p.A.	6,769	88,511

		21,023,373

Japan—21.7%
&Do Holdings Co., Ltd.	1,400	10,984
77 Bank, Ltd. (The)	17,700	221,950
A&A Material Corp.	1,200	8,705
A&D Co., Ltd. (d)	6,000	47,124
A/S One Corp.	3,200	188,859
Access Co., Ltd. (a)	7,300	34,356
Achilles Corp.	4,800	49,719
Ad-sol Nissin Corp. (d)	1,900	25,593
Adastria Co., Ltd. (d)	8,040	125,531
ADEKA Corp.	25,700	565,426
Adtec Plasma Technology Co., Ltd.	600	12,931
Advan Group Co., Ltd.	6,700	49,266
Advance Create Co., Ltd.	1,600	12,458
Advanced Media, Inc. (a)	2,500	12,222
Advantage Risk Management Co., Ltd.	1,300	6,575
Adventure, Inc.	600	42,730
Adways, Inc.	2,000	12,298
Aeon Delight Co., Ltd.	6,200	154,082
Aeon Fantasy Co., Ltd.	2,400	37,715
AEON Financial Service Co., Ltd.	7,200	71,379
Aeon Hokkaido Corp. (d)	4,800	44,151
Aeon Kyushu Co. Ltd. (d)	600	10,323
Aeria, Inc. (d)	2,200	6,816
AFC-HD AMS Life Science Co., Ltd.	1,900	11,567
Agro-Kanesho Co., Ltd.	1,000	9,502
Ahresty Corp.	9,200	28,307
Ai Holdings Corp.	10,200	142,233
AI inside, Inc. (a) (d)	300	12,661

BHFTII-81

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Aica Kogyo Co., Ltd.	8,300	$202,301
Aichi Bank, Ltd. (The)	2,600	96,228
Aichi Corp.	10,800	77,788
Aichi Steel Corp.	3,200	62,893
Aichi Tokei Denki Co., Ltd. (d)	3,000	38,167
Aida Engineering, Ltd.	16,900	145,477
Aiful Corp. (d)	106,300	311,222
Aiming, Inc.	4,500	12,016
Ain Holdings, Inc.	5,800	301,817
Ainavo Holdings Co., Ltd.	1,100	8,422
Aiphone Co., Ltd. (d)	3,800	63,801
Airport Facilities Co., Ltd.	7,500	33,311
Aisan Industry Co., Ltd.	10,400	61,826
AIT Corp.	600	7,480
Aizawa Securities Group Co., Ltd. (d)	11,000	65,923
Ajis Co., Ltd.	500	9,834
Akatsuki Corp.	8,100	21,437
Akatsuki, Inc.	2,100	49,604
Akebono Brake Industry Co., Ltd. (a)	17,400	22,281
Akita Bank, Ltd. (The)	4,100	56,296
Albis Co., Ltd.	1,600	29,267
Alconix Corp.	6,400	73,076
Alinco, Inc.	4,600	32,629
Alleanza Holdings Co., Ltd.	1,400	11,156
Alpen Co., Ltd.	4,800	80,265
Alpha Corp. (d)	2,200	18,384
AlphaPolis Co., Ltd. (a)	400	11,331
Alps Alpine Co., Ltd. (d)	55,800	549,187
Alps Logistics Co., Ltd.	6,000	52,649
Altech Corp.	4,520	69,449
Amano Corp.	14,400	257,804
Amiyaki Tei Co., Ltd.	1,100	26,620
Amuse, Inc. (d)	2,800	44,770
Anabuki Kosan, Inc.	800	14,668
Anest Iwata Corp. (d)	10,400	70,546
Anicom Holdings, Inc.	8,800	46,717
Anritsu Corp. (d)	33,000	418,623
Aohata Corp.	500	9,921
AOI Electronics Co., Ltd.	1,100	18,101
AOKI Holdings, Inc.	12,500	59,402
Aomori Bank Ltd (The) (a) (b) (c) (d)	6,100	94,451
Aoyama Trading Co., Ltd.	14,500	79,694
Aoyama Zaisan Networks Co., Ltd.	2,800	28,232
Aozora Bank, Ltd. (d)	6,100	128,719
Apaman Co., Ltd.	2,100	8,426
Arakawa Chemical Industries, Ltd.	4,600	40,144
Arata Corp.	4,200	124,926
Arcland Service Holdings Co., Ltd.	4,000	71,389
Arcs Co., Ltd.	13,364	231,838
Arealink Co., Ltd.	3,100	34,117
Argo Graphics, Inc.	4,800	119,868
Arisawa Manufacturing Co., Ltd.	10,600	82,864
ARTERIA Networks Corp.	4,700	50,360
Artiza Networks, Inc.	1,800	20,076
Artnature, Inc.	5,000	29,400
ArtSpark Holdings, Inc. (d)	6,900	47,157
Aruhi Corp. (d)	7,100	57,922

Japan—(Continued)
Asahi Broadcasting Group Holdings Corp.	2,400	13,991
Asahi Co., Ltd. (d)	4,500	48,930
Asahi Diamond Industrial Co., Ltd.	17,700	85,329
Asahi Holdings, Inc. (d)	19,200	356,434
Asahi Intelligence Service Co., Ltd. (d)	100	976
Asahi Kogyosha Co., Ltd.	2,400	31,558
Asahi Net, Inc.	5,000	24,017
Asahi Printing Co., Ltd.	400	2,702
ASAHI YUKIZAI Corp.	5,000	81,618
Asahipen Corp. (d)	400	6,258
Asante, Inc. (d)	2,300	27,478
Asanuma Corp. (d)	2,400	98,055
Asax Co., Ltd.	5,400	28,692
Ascentech K.K.	1,400	9,452
Ashimori Industry Co., Ltd.	1,600	11,789
Asia Pile Holdings Corp.	3,800	13,287
ASKA Pharmaceutical Holdings Co., Ltd.	7,500	77,188
ASKUL Corp.	7,500	98,361
Astena Holdings Co., Ltd.	9,000	32,664
Asteria Corp. (d)	2,100	16,430
Atrae, Inc. (a)	3,200	50,154
Atsugi Co., Ltd. (a)	6,100	30,337
Aucnet, Inc.	2,700	35,166
Autobacs Seven Co., Ltd. (d)	20,400	224,602
Aval Data Corp.	500	12,691
Avant Corp. (d)	5,800	63,807
Avantia Co., Ltd.	3,000	20,768
Avex, Inc.	7,600	82,719
Awa Bank, Ltd. (The)	10,300	182,356
Axell Corp.	3,800	32,895
Axial Retailing, Inc.	5,100	133,452
Axyz Co., Ltd.	500	13,491
Bando Chemical Industries, Ltd. (d)	12,000	86,484
Bank of Iwate, Ltd. (The)	5,400	81,668
Bank of Kochi, Ltd. (The) (d)	1,600	9,910
Bank of Nagoya, Ltd. (The) (d)	4,200	98,641
Bank of Saga, Ltd. (The) (d)	5,100	60,921
Bank of the Ryukyus, Ltd.	15,800	102,517
Baroque Japan, Ltd.	3,100	19,795
Beauty Garage, Inc. (d)	800	15,387
Beenos, Inc. (d)	1,900	36,178
Belc Co., Ltd.	2,800	124,459
Bell System24 Holdings, Inc.	8,200	91,955
Belluna Co., Ltd. (d)	16,800	99,531
Benesse Holdings, Inc.	14,300	262,514
Bengo4.com, Inc. (a) (d)	1,400	44,452
Bic Camera, Inc. (d)	18,000	159,579
Bike O & Co., Ltd. (d)	1,600	14,941
BML, Inc. (d)	7,200	181,750
Bookoff Group Holdings, Ltd. (d)	3,500	31,682
Bourbon Corp.	2,100	38,813
BP Castrol KK (d)	2,600	26,265
Br Holdings Corp. (d)	7,400	19,356
BrainPad, Inc. (a)	3,300	35,039
Broadleaf Co., Ltd.	24,600	74,224
Bull-Dog Sauce Co., Ltd. (d)	1,200	21,003
Bunka Shutter Co., Ltd.	19,000	152,830

BHFTII-82

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Business Brain Showa-Ota, Inc.	2,600	$31,560
Business Engineering Corp.	400	12,678
BuySell Technologies Co., Ltd. (d)	400	12,358
C Uyemura & Co., Ltd.	4,800	224,062
C.I. Takiron Corp.	16,300	72,518
CAC Holdings Corp.	4,400	50,707
Can Do Co., Ltd.	200	3,662
Canare Electric Co., Ltd.	800	10,373
Canon Electronics, Inc.	6,000	78,621
Careerlink Co., Ltd. (d)	1,000	11,895
Carenet, Inc. (d)	3,600	25,164
Carlit Holdings Co., Ltd.	7,300	39,465
Carta Holdings, Inc.	900	17,581
Casa, Inc.	1,000	6,868
Cawachi, Ltd.	4,000	73,689
CDS Co., Ltd.	700	9,452
CellSource Co., Ltd. (a) (d)	600	14,452
Central Automotive Products, Ltd.	3,000	61,479
Central Glass Co., Ltd. (d)	10,900	185,573
Central Security Patrols Co., Ltd. (d)	2,300	47,048
Central Sports Co., Ltd. (d)	2,400	45,980
Ceres, Inc.	1,600	21,057
Charm Care Corp. (d)	3,800	34,302
Chiba Kogyo Bank, Ltd. (The)	16,000	34,359
Chilled & Frozen Logistics Holdings Co., Ltd.	2,800	27,546
Chino Corp. (d)	2,700	35,841
Chiyoda Co., Ltd. (d)	5,800	34,892
Chiyoda Corp. (a)	38,700	148,640
Chiyoda Integre Co., Ltd.	3,900	67,290
Chofu Seisakusho Co., Ltd.	5,700	92,773
Chori Co., Ltd. (d)	4,300	61,844
Chubu Shiryo Co., Ltd. (d)	6,800	54,909
Chudenko Corp.	8,200	138,703
Chuetsu Pulp & Paper Co., Ltd. (d)	1,900	14,749
Chugai Ro Co., Ltd.	1,400	18,388
Chugoku Bank, Ltd. (The) (d)	36,700	261,910
Chugoku Marine Paints, Ltd. (d)	13,000	96,338
Chukyo Bank, Ltd. (The)	3,900	51,038
Chuo Gyorui Co., Ltd. (d)	200	4,896
Chuo Spring Co., Ltd.	4,300	26,842
Citizen Watch Co., Ltd. (d)	83,700	356,608
CKD Corp. (d)	8,900	136,134
Cleanup Corp.	7,300	31,652
CMIC Holdings Co., Ltd.	3,900	48,642
CMK Corp. (d)	15,500	77,481
COLOPL, Inc.	7,200	37,470
Colowide Co., Ltd. (d)	7,500	108,811
Como Co., Ltd. (d)	400	8,645
Computer Engineering & Consulting, Ltd.	8,200	85,656
Computer Institute of Japan, Ltd.	4,080	25,298
Comture Corp. (d)	5,900	148,858
CONEXIO Corp.	4,600	52,799
Core Corp.	2,500	32,412
Corona Corp.	4,400	30,666
Cosel Co., Ltd.	8,100	53,278
Cosmo Energy Holdings Co., Ltd. (d)	18,100	390,621
Cosmos Initia Co., Ltd. (d)	3,500	12,229

Japan—(Continued)
Cota Co., Ltd. (d)	4,977	57,853
CRE, Inc.	800	11,705
Create Medic Co., Ltd.	1,800	14,653
Create Restaurants Holdings, Inc. (d)	13,300	78,629
Create SD Holdings Co., Ltd.	5,000	131,219
Credit Saison Co., Ltd. (d)	38,200	404,675
Creek & River Co., Ltd.	3,900	65,052
Cresco, Ltd.	4,000	63,927
CROOZ, Inc. (a)	1,300	8,028
Cross Cat Co., Ltd. (d)	1,400	13,606
CTI Engineering Co., Ltd.	3,900	72,482
CTS Co., Ltd.	7,700	52,838
Cube System, Inc.	2,500	18,995
Curves Holdings Co., Ltd.	9,400	54,097
Cyber Com Co., Ltd. (d)	1,100	10,277
Cybernet Systems Co., Ltd.	2,200	13,320
Cybozu, Inc. (d)	5,300	59,767
Dai Nippon Toryo Co., Ltd.	7,800	50,089
Dai-Dan Co., Ltd. (d)	4,600	78,919
Daibiru Corp. (a) (d)	4,200	75,654
Daicel Corp. (d)	40,500	270,320
Daido Kogyo Co., Ltd.	2,000	15,222
Daido Metal Co., Ltd.	13,400	62,382
Daido Steel Co., Ltd.	7,600	229,161
Daidoh, Ltd. (a)	10,800	12,405
Daihatsu Diesel Manufacturing Co., Ltd.	6,700	27,800
Daihen Corp.	5,600	192,964
Daiho Corp.	4,200	155,282
Daiichi Jitsugyo Co., Ltd.	2,800	97,956
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (d)	5,000	41,125
Daiken Corp.	4,100	72,722
Daiken Medical Co., Ltd. (d)	4,400	18,344
Daiki Aluminium Industry Co., Ltd. (d)	9,000	115,067
Daiki Axis Co., Ltd. (d)	1,300	8,053
Daiko Denshi Tsushin, Ltd.	1,300	4,280
Daikoku Denki Co., Ltd.	2,700	26,773
Daikokutenbussan Co., Ltd.	1,300	55,178
Daikyonishikawa Corp. (d)	11,600	51,113
Dainichi Co., Ltd.	4,100	22,275
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	4,000	67,292
Daiohs Corp.	900	7,537
Daiseki Co., Ltd.	12,839	482,483
Daishi Hokuetsu Financial Group, Inc. (d)	10,300	209,924
Daishinku Corp. (d)	10,400	101,713
Daisue Construction Co., Ltd.	2,300	23,538
Daito Bank, Ltd. (The)	5,200	29,143
Daito Pharmaceutical Co., Ltd.	3,960	92,617
Daitron Co., Ltd.	2,400	37,031
Daiwa Industries, Ltd.	11,000	97,752
Daiwabo Holdings Co., Ltd.	26,000	348,888
DATA HORIZON Co., Ltd.	900	14,548
DCM Holdings Co., Ltd.	33,100	285,787
Dear Life Co., Ltd. (d)	7,500	32,496
Delica Foods Holdings Co., Ltd. (d)	600	2,662
DeNA Co., Ltd. (a) (d)	19,200	291,860
Densan System Holdings Co., Ltd.	1,700	35,870
Denyo Co., Ltd. (d)	4,800	64,230

BHFTII-83

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Dexerials Corp.	15,300	$415,319
DIC Corp.	10,900	222,609
Digital Arts, Inc.	2,900	174,722
Digital Garage, Inc. (d)	7,400	276,483
Digital Holdings, Inc.	2,100	23,915
Digital Information Technologies Corp.	2,100	21,932
Dip Corp. (d)	7,700	209,718
Direct Marketing MiX, Inc.	1,700	25,287
DKK Co., Ltd.	3,300	60,876
DKS Co., Ltd.	2,800	63,120
DMG Mori Co., Ltd.	28,400	385,483
DMW Corp. (d)	700	19,036
Doshisha Co., Ltd.	7,400	90,524
Double Standard, Inc.	1,400	24,438
Doutor Nichires Holdings Co., Ltd.	7,600	94,659
Dowa Holdings Co., Ltd.	1,500	68,870
Drecom Co., Ltd. (a) (d)	2,700	12,072
DTS Corp.	11,700	255,535
Duskin Co., Ltd. (d)	12,500	274,956
DyDo Group Holdings, Inc.	3,200	123,592
Dynic Corp. (d)	3,200	19,357
E-Guardian, Inc.	2,400	59,746
Eagle Industry Co., Ltd. (d)	7,800	62,154
Earth Corp.	3,100	141,327
EAT&Holdings Co., Ltd.	1,400	24,265
Ebara Foods Industry, Inc. (d)	700	16,157
Ebara Jitsugyo Co., Ltd. (d)	3,000	60,238
Ebase Co., Ltd.	4,800	22,283
Eco’s Co., Ltd. (d)	2,100	35,055
EDION Corp. (d)	22,500	209,142
EF-ON, Inc.	6,100	29,447
eGuarantee, Inc. (d)	8,200	136,844
Ehime Bank, Ltd. (The) (d)	11,400	86,680
Eidai Co., Ltd. (d)	10,000	23,808
Eiken Chemical Co., Ltd.	7,500	105,829
Eizo Corp. (d)	4,400	129,325
Elan Corp.	8,200	72,337
Elecom Co., Ltd.	11,700	140,612
Elematec Corp.	6,800	57,912
en-japan, Inc.	7,300	175,409
Endo Lighting Corp.	2,600	19,876
Enigmo, Inc.	6,400	33,786
Enplas Corp. (d)	2,500	55,521
Enshu, Ltd. (d)	2,300	13,524
Entrust, Inc. (d)	1,500	6,962
eRex Co., Ltd. (d)	8,000	113,464
ES-Con Japan, Ltd. (d)	6,700	44,745
Escrow Agent Japan, Inc. (a)	5,100	7,732
Eslead Corp.	2,700	37,019
ESPEC Corp. (d)	6,500	104,195
Exedy Corp. (d)	9,100	116,963
Ezaki Glico Co., Ltd.	6,600	201,482
F&M Co., Ltd. (d)	1,600	21,265
F-Tech, Inc. (d)	6,000	26,676
Faith, Inc.	2,680	15,120
FALCO HOLDINGS Co., Ltd.	3,100	50,989
FAN Communications, Inc.	11,700	41,500

Japan—(Continued)
FCC Co., Ltd.	10,500	115,020
FDK Corp. (a) (d)	3,600	25,425
Feed One Co., Ltd. (d)	8,276	45,392
Ferrotec Holdings Corp. (d)	10,400	229,551
FFRI Security, Inc. (a) (d)	1,000	9,383
Fibergate, Inc.	1,800	19,132
FIDEA Holdings Co., Ltd.	6,250	65,127
Fields Corp.	6,000	44,020
Financial Products Group Co., Ltd.	4,400	30,798
FINDEX, Inc.	3,900	22,545
First Bank of Toyama, Ltd. (The)	10,700	27,664
First Brothers Co., Ltd.	900	6,202
First Juken Co., Ltd.	1,600	16,191
First-corp, Inc.	1,600	10,280
Fixstars Corp. (d)	4,100	27,772
FJ Next Holdings Co., Ltd. (d)	3,800	30,740
Focus Systems Corp.	2,900	22,394
Forval Corp.	1,900	13,936
Foster Electric Co., Ltd.	7,400	43,626
France Bed Holdings Co., Ltd.	9,300	65,915
FreakOut Holdings, Inc. (a)	800	12,625
Freebit Co., Ltd.	2,100	15,052
Freund Corp.	2,400	15,457
FTGroup Co., Ltd.	1,500	12,877
Fudo Tetra Corp.	6,030	75,000
Fuji Co., Ltd. (d)	6,700	127,266
Fuji Corp. (d)	15,100	273,068
Fuji Corp., Ltd.	8,600	43,398
Fuji Corp/Miyagi	2,300	22,399
Fuji Kyuko Co., Ltd. (d)	4,000	127,442
Fuji Media Holdings, Inc.	6,900	66,106
Fuji Oil Co., Ltd. (a)	21,100	45,973
Fuji Oil Holdings, Inc.	10,600	172,166
Fuji Pharma Co., Ltd.	4,600	36,986
Fuji Seal International, Inc. (d)	12,100	166,248
Fuji Soft, Inc.	4,900	246,312
Fujibo Holdings, Inc.	3,300	93,211
Fujicco Co., Ltd. (d)	6,500	102,862
Fujikura Composites, Inc. (d)	5,800	34,180
Fujikura Kasei Co., Ltd.	9,500	35,524
Fujikura, Ltd. (a)	76,500	387,999
Fujimi, Inc.	2,500	136,559
Fujimori Kogyo Co., Ltd.	4,900	149,581
Fujisash Co., Ltd. (d)	24,500	14,444
Fujishoji Co., Ltd.	1,300	9,354
Fujitec Co., Ltd. (d)	9,600	246,903
Fujitsu General, Ltd.	5,800	112,818
Fujiya Co., Ltd.	3,300	65,855
FuKoKu Co., Ltd. (d)	5,100	38,590
Fukuda Corp. (d)	2,100	77,479
Fukuda Denshi Co., Ltd.	2,100	134,185
Fukui Bank, Ltd. (The)	5,400	62,053
Fukui Computer Holdings, Inc.	2,700	71,662
Fukushima Bank, Ltd. (The)	11,200	20,881
Fukushima Galilei Co., Ltd. (d)	3,800	119,194
Fukuyama Transporting Co., Ltd. (d)	3,200	95,267
FULLCAST Holdings Co., Ltd.	5,400	115,093

BHFTII-84

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Funai Soken Holdings, Inc.	10,370	$186,465
Furukawa Battery Co., Ltd. (The) (d)	5,000	52,318
Furukawa Co., Ltd. (d)	10,500	110,619
Furukawa Electric Co., Ltd. (d)	20,900	370,494
Furuno Electric Co., Ltd.	8,400	69,471
Furuya Metal Co., Ltd. (d)	1,100	92,501
Furyu Corp. (d)	4,300	38,685
Fuso Chemical Co., Ltd.	4,600	168,526
Fuso Pharmaceutical Industries, Ltd.	2,600	46,503
Futaba Corp.	10,200	54,822
Futaba Industrial Co., Ltd.	19,600	58,271
Future Corp.	11,200	158,117
Fuyo General Lease Co., Ltd.	5,100	290,238
G-7 Holdings, Inc.	5,800	78,333
G-Tekt Corp. (d)	7,700	80,239
Gakken Holdings Co., Ltd.	6,400	50,000
Gakkyusha Co., Ltd.	2,800	35,481
Gecoss Corp.	4,600	30,210
geechs, Inc.	1,100	12,241
Genki Sushi Co., Ltd. (d)	1,600	33,379
Genky DrugStores Co., Ltd.	2,400	88,942
Geo Holdings Corp. (d)	8,100	82,969
Gift Holdings, Inc.	800	15,565
GL Sciences, Inc.	1,300	26,948
GLOBERIDE, Inc.	5,200	122,619
Glory, Ltd.	13,000	219,868
GMO Financial Gate, Inc. (d)	200	24,993
GMO Financial Holdings, Inc.	8,000	53,803
GMO GlobalSign Holdings K.K. (d)	1,000	50,444
GMO Pepabo, Inc.	700	13,041
GNI Group, Ltd. (a) (d)	6,000	67,178
Godo Steel, Ltd. (a)	3,500	37,920
Goldcrest Co., Ltd.	6,230	85,725
Golf Digest Online, Inc.	900	7,280
Good Com Asset Co., Ltd.	1,600	13,636
Grandy House Corp.	3,600	15,364
gremz, Inc.	900	16,462
GS Yuasa Corp. (d)	15,900	302,730
GSI Creos Corp. (d)	3,600	33,465
Gun-Ei Chemical Industry Co., Ltd.	1,800	44,055
GungHo Online Entertainment, Inc.	10,500	223,274
Gunma Bank, Ltd. (The)	84,300	243,517
Gunze, Ltd. (d)	4,800	146,807
H-One Co., Ltd. (d)	6,000	29,769
H.U. Group Holdings, Inc. (d)	14,400	342,112
H2O Retailing Corp. (d)	24,100	166,641
HABA Laboratories, Inc.	700	12,382
Hachijuni Bank, Ltd. (The) (d)	67,100	222,674
Hagihara Industries, Inc.	4,000	36,898
Hagiwara Electric Holdings Co., Ltd.	2,400	39,664
Hakudo Co., Ltd.	2,400	50,452
Hakuto Co., Ltd. (d)	4,900	97,801
Halows Co., Ltd.	1,600	39,659
Hamakyorex Co., Ltd.	5,600	131,058
Hamee Corp. (d)	1,800	17,170
Handsman Co., Ltd.	800	7,401
Hanwa Co., Ltd.	10,000	264,455

Japan—(Continued)
Happinet Corp.	5,000	61,766
Hard Off Corp. Co., Ltd.	3,700	23,435
Harima Chemicals Group, Inc. (d)	4,300	28,041
Haruyama Holdings, Inc. (a) (d)	5,400	23,465
Hashimoto Sogyo Holdings Co. Ltd. (d)	700	10,911
Hazama Ando Corp. (d)	54,490	403,451
Hearts United Group Co., Ltd. (d)	2,600	37,815
Heiwa Corp. (d)	11,400	169,931
Heiwa Real Estate Co., Ltd. (d)	9,700	314,328
Heiwado Co., Ltd.	8,700	135,060
Helios Techno Holding Co., Ltd.	2,900	6,946
Hennge KK (a)	600	4,562
HI-LEX Corp.	5,500	53,825
Hibiya Engineering, Ltd.	5,800	87,033
Himaraya Co., Ltd. (d)	2,600	21,014
Hinokiya Group Co., Ltd.	600	11,566
Hioki EE Corp.	3,000	172,149
Hirakawa Hewtech Corp.	2,000	18,993
Hirano Tecseed Co., Ltd.	1,300	21,869
Hirata Corp. (d)	1,000	43,955
Hirogin Holdings, Inc. (d)	64,700	342,544
Hirose Tusyo, Inc. (a) (d)	300	5,442
Hiroshima Electric Railway Co., Ltd. (a)	1,500	10,467
Hiroshima Gas Co., Ltd.	7,000	19,257
Hisaka Works, Ltd.	7,000	45,378
Hitachi Zosen Corp.	50,600	307,559
Hito Communications Holdings, Inc. (d)	1,700	25,025
Hochiki Corp.	4,600	46,408
Hodogaya Chemical Co., Ltd. (d)	1,800	64,426
Hogy Medical Co., Ltd. (d)	6,000	158,717
Hokkaido Electric Power Co., Inc.	53,500	212,564
Hokkaido Gas Co., Ltd.	5,400	65,195
Hokkan Holdings, Ltd. (d)	3,300	35,226
Hokko Chemical Industry Co., Ltd.	7,000	53,458
Hokkoku Financial Holdings, Inc. (d)	7,200	180,007
Hokuetsu Corp. (d)	29,900	169,750
Hokuetsu Industries Co., Ltd.	7,000	50,017
Hokuhoku Financial Group, Inc. (d)	37,300	271,888
Hokuriku Electric Industry Co., Ltd.	2,800	27,112
Hokuriku Electric Power Co. (d)	47,000	204,901
Hokuriku Electrical Construction Co., Ltd. (d)	3,600	23,185
Hokuriku Gas Co., Ltd.	1,000	23,793
Hokuto Corp. (d)	7,100	110,866
Honda Tsushin Kogyo Co., Ltd. (d)	6,100	23,931
Honeys Holdings Co., Ltd. (d)	6,930	59,273
Honma Golf, Ltd.	27,000	10,776
Hoosiers Holdings Co., Ltd.	8,000	42,579
Horiba, Ltd.	1,600	87,450
Hoshi Iryo-Sanki Co., Ltd.	300	8,151
Hosiden Corp. (d)	16,400	154,855
Hosokawa Micron Corp.	4,400	96,167
Hotland Co., Ltd.	3,200	34,688
Hotto Link, Inc. (a) (d)	800	3,073
Howa Machinery, Ltd.	4,400	29,205
HPC Systems, Inc. (a)	500	8,628
HS Holdings Co., Ltd. (a)	10,300	109,580
Hyakugo Bank, Ltd. (The)	68,600	187,386

BHFTII-85

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Hyakujushi Bank, Ltd. (The)	5,800	$78,409
I’ll, Inc.	900	11,381
I’rom Group Co., Ltd.	2,700	42,098
i-mobile Co., Ltd.	1,800	18,460
I-NE Co., Ltd. (a) (d)	400	10,449
I-Net Corp.	3,520	36,687
I-PEX, Inc.	3,100	37,033
IBJ, Inc. (d)	4,900	31,961
Ichigo, Inc.	68,700	176,586
Ichiken Co., Ltd.	1,800	27,392
Ichikoh Industries, Ltd.	9,000	30,182
Ichimasa Kamaboko Co., Ltd.	1,100	7,621
ICHINEN HOLDINGS Co., Ltd.	7,400	78,743
Ichiyoshi Securities Co., Ltd.	12,600	63,511
Icom, Inc. (d)	2,600	52,623
ID Holdings Corp.	3,899	27,011
Idec Corp.	7,500	156,755
IDOM, Inc.	20,400	121,321
Ihara Science Corp.	1,800	29,405
Iino Kaiun Kaisha, Ltd.	23,200	156,277
IJTT Co., Ltd.	9,000	39,287
Ikegami Tsushinki Co., Ltd.	2,600	13,407
Imagica Group, Inc.	4,500	26,103
Imasen Electric Industrial (d)	2,000	9,809
Imuraya Group Co., Ltd. (d)	2,900	53,720
Inaba Denki Sangyo Co., Ltd.	15,300	310,402
Inaba Seisakusho Co., Ltd.	3,200	34,621
Inabata & Co., Ltd. (d)	13,000	219,045
Inageya Co., Ltd. (d)	2,000	22,092
Ines Corp.	7,300	97,465
Infocom Corp.	4,500	77,386
Infomart Corp. (d)	44,600	238,840
Information Services International-Dentsu, Ltd.	4,800	152,542
INFRONEER Holdings, Inc. (d)	48,775	416,702
Innotech Corp.	3,900	43,969
Insource Co., Ltd. (d)	5,600	106,046
Intage Holdings, Inc. (d)	11,600	162,215
Intelligent Wave, Inc.	3,400	16,099
Inter Action Corp. (d)	2,700	47,568
Inui Global Logistics Co., Ltd. (d)	1,300	21,247
IR Japan Holdings, Ltd. (d)	2,000	69,661
Iriso Electronics Co., Ltd. (d)	5,500	149,622
ISB Corp.	400	3,688
Ise Chemicals Corp. (d)	1,000	34,977
Iseki & Co., Ltd.	5,700	60,499
Ishihara Chemical Co., Ltd.	1,200	12,251
Ishihara Sangyo Kaisha, Ltd.	12,200	106,595
Ishii Iron Works Co., Ltd. (d)	900	21,679
Ishizuka Glass Co., Ltd.	500	8,267
Itfor, Inc.	7,800	50,174
ITmedia, Inc.	1,500	21,963
Itochu Enex Co., Ltd.	17,400	146,489
Itochu-Shokuhin Co., Ltd. (d)	2,000	79,731
Itoham Yonekyu Holdings, Inc. (d)	29,500	157,061
Itoki Corp.	15,600	44,304
Itokuro, Inc. (a) (d)	1,900	7,992
IwaiCosmo Holdings, Inc. (d)	6,200	67,448

Japan—(Continued)
Iwaki Co., Ltd.	1,300	11,633
Iwasaki Electric Co., Ltd.	2,500	46,708
Iwatsuka Confectionery Co., Ltd.	1,000	32,067
Iyo Bank, Ltd. (The) (d)	61,000	297,799
Izumi Co., Ltd.	7,400	194,534
J Front Retailing Co., Ltd. (d)	22,700	184,597
J Trust Co., Ltd.	21,200	60,815
J-Lease Co., Ltd. (d)	600	8,456
J-Oil Mills, Inc. (d)	6,600	86,832
J-Stream, Inc.	1,000	6,281
JAC Recruitment Co., Ltd.	3,900	58,959
Jaccs Co., Ltd.	6,100	153,293
JAFCO Group Co., Ltd. (a)	27,900	425,775
JANOME Corp. (d)	7,099	42,683
Japan Aviation Electronics Industry, Ltd. (d)	15,200	246,371
Japan Cash Machine Co., Ltd.	4,300	23,615
Japan Communications, Inc. (a) (d)	22,400	38,801
Japan Electronic Materials Corp. (d)	2,400	40,981
Japan Elevator Service Holdings Co., Ltd. (d)	11,700	151,777
Japan Foundation Engineering Co., Ltd. (d)	7,900	47,199
Japan Investment Adviser Co., Ltd. (d)	3,200	32,066
Japan Lifeline Co., Ltd.	15,500	129,760
Japan Material Co., Ltd. (d)	14,400	203,690
Japan Medical Dynamic Marketing, Inc.	4,400	58,746
Japan Oil Transportation Co., Ltd.	700	15,220
Japan Petroleum Exploration Co., Ltd.	11,400	241,284
Japan Property Management Center Co., Ltd.	4,100	34,423
Japan Pulp & Paper Co., Ltd.	3,700	117,754
Japan Pure Chemical Co., Ltd. (d)	500	9,838
Japan Securities Finance Co., Ltd.	24,000	180,490
Japan Steel Works, Ltd. (The) (d)	7,400	229,726
Japan Transcity Corp. (d)	12,000	59,353
Japan Wool Textile Co., Ltd. (The)	17,100	124,760
Jastec Co., Ltd. (d)	4,300	38,829
JBCC Holdings, Inc.	5,300	67,280
JCR Pharmaceuticals Co., Ltd. (d)	1,900	34,842
JCU Corp. (d)	5,700	192,390
JFE Systems, Inc.	700	14,392
JGC Holdings Corp. (d)	38,400	459,641
JIG-SAW, Inc. (a) (d)	900	47,692
Jimoto Holdings, Inc.	6,790	34,455
JINS Holdings, Inc. (d)	3,200	150,797
JINUSHI Co., Ltd.	3,500	54,029
JK Holdings Co., Ltd. (d)	5,600	54,925
JM Holdings Co., Ltd.	3,200	45,768
JMS Co., Ltd.	6,400	31,902
Joban Kosan Co., Ltd. (a)	1,700	19,152
Joshin Denki Co., Ltd.	5,700	89,420
Joyful Honda Co., Ltd.	7,500	91,885
JP-Holdings, Inc. (d)	17,900	31,746
JSB Co., Ltd.	1,000	28,030
JSP Corp.	3,900	48,982
Juki Corp.	7,200	49,119
Juroku Financial Group, Inc. (d)	9,700	172,318
JVC Kenwood Corp. (d)	53,300	77,467
K&O Energy Group, Inc.	5,400	74,322
K’s Holdings Corp. (d)	39,000	402,808

BHFTII-86

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kadoya Sesame Mills, Inc. (d)	800	$24,473
Kaga Electronics Co., Ltd.	5,900	156,305
Kagome Co., Ltd.	6,700	171,196
Kaken Pharmaceutical Co., Ltd. (d)	6,800	216,221
Kakiyasu Honten Co., Ltd.	2,500	49,792
Kamakura Shinsho, Ltd. (d)	3,700	19,002
Kameda Seika Co., Ltd. (d)	3,500	114,218
Kamei Corp. (d)	7,700	63,514
Kanaden Corp.	6,300	51,142
Kanagawa Chuo Kotsu Co., Ltd.	2,400	68,362
Kanamic Network Co., Ltd.	4,200	17,910
Kanamoto Co., Ltd.	9,900	161,919
Kandenko Co., Ltd.	21,900	149,424
Kaneka Corp.	5,500	158,974
Kaneko Seeds Co., Ltd. (d)	1,300	17,030
Kanematsu Corp.	24,900	272,974
Kanematsu Electronics, Ltd.	3,100	97,113
Kanemi Co., Ltd.	100	2,235
Kanto Denka Kogyo Co., Ltd.	15,000	131,753
Kasai Kogyo Co., Ltd. (a)	8,600	19,549
Katakura & Co-op Agri Corp.	1,600	16,630
Katakura Industries Co., Ltd. (d)	7,800	142,382
Katitas Co., Ltd.	400	11,004
Kato Sangyo Co., Ltd.	7,100	184,037
Kato Works Co., Ltd.	3,800	24,293
Kawada Technologies, Inc.	1,500	44,299
Kawai Musical Instruments Manufacturing Co., Ltd.	1,600	42,630
Kawasaki Kinkai Kisen Kaisha, Ltd. (d)	700	26,474
KeePer Technical Laboratory Co., Ltd.	3,000	60,462
Keihanshin Building Co., Ltd.	10,600	129,752
Keihin Co., Ltd./Minato-Ku Tokyo Japan	2,300	27,949
Keiyo Bank, Ltd. (The)	33,200	133,502
Keiyo Co., Ltd.	10,600	77,209
Kenko Mayonnaise Co., Ltd.	4,100	46,564
KFC Holdings Japan, Ltd.	4,000	93,155
KH Neochem Co., Ltd.	9,400	210,573
Ki-Star Real Estate Co., Ltd. (d)	3,000	127,387
Kimoto Co., Ltd. (d)	14,900	26,449
Kimura Chemical Plants Co., Ltd. (d)	3,300	23,326
King Jim Co., Ltd. (d)	1,400	10,497
Kinki Sharyo Co., Ltd. (The)	1,200	11,710
Kintetsu World Express, Inc.	11,200	287,278
Kissei Pharmaceutical Co., Ltd.	8,100	168,878
Kita-Nippon Bank, Ltd. (The)	2,900	37,404
Kitagawa Corp.	3,100	33,895
Kitano Construction Corp.	1,400	24,463
Kitanotatsujin Corp.	14,100	25,791
Kito Corp.	5,900	85,556
Kitz Corp.	19,100	107,383
Kiyo Bank, Ltd. (The) (d)	18,700	209,542
KLab, Inc. (a)	10,600	38,167
Koa Corp. (d)	8,400	98,087
Koatsu Gas Kogyo Co., Ltd.	11,100	60,012
Kobe Electric Railway Co., Ltd. (a) (d)	1,400	37,748
Kobe Steel, Ltd. (d)	63,920	308,689
Kohnan Shoji Co., Ltd.	7,600	216,961
Kohsoku Corp. (d)	4,000	52,258

Japan—(Continued)
Koike Sanso Kogyo Co., Ltd. (d)	700	11,657
Kojima Co., Ltd.	7,800	36,651
Kokusai Pulp & Paper Co., Ltd. (d)	3,700	9,594
Kokuyo Co., Ltd.	21,700	286,164
KOMAIHALTEC, Inc. (d)	1,800	31,955
Komatsu Seiren Co., Ltd.	6,700	77,101
Komatsu Wall Industry Co., Ltd.	2,700	40,564
KOMEDA Holdings Co., Ltd.	10,500	175,024
Komehyo Holdings Co., Ltd. (d)	1,300	19,752
Komeri Co., Ltd.	11,000	236,519
Komori Corp.	14,100	83,859
Konaka Co., Ltd. (d)	7,300	20,124
Kondotec, Inc.	6,900	57,453
Konica Minolta, Inc. (d)	115,700	488,028
Konishi Co., Ltd.	9,900	126,354
Konoike Transport Co., Ltd.	6,900	64,940
Konoshima Chemical Co., Ltd.	600	8,632
Kosaido Holdings Co., Ltd. (a)	3,700	24,236
Kotobukiya Co., Ltd.	500	22,238
Kozo Keikaku Engineering, Inc.	1,200	24,708
Krosaki Harima Corp.	1,600	53,980
KRS Corp. (d)	4,400	36,036
KU Holdings Co., Ltd. (d)	6,700	58,994
Kumagai Gumi Co., Ltd.	11,000	243,538
Kumiai Chemical Industry Co., Ltd.	10,995	79,318
Kunimine Industries Co., Ltd.	1,200	9,821
Kurabo Industries, Ltd.	5,600	80,398
Kureha Corp. (d)	4,700	375,545
Kurimoto, Ltd.	2,800	36,016
Kuriyama Holdings Corp.	2,300	18,066
Kusuri no. Aoki Holdings Co., Ltd. (d)	3,400	189,153
KYB Corp. (d)	6,400	154,850
Kyoden Co., Ltd. (d)	6,500	30,966
Kyodo Printing Co., Ltd. (d)	2,600	58,872
Kyoei Steel, Ltd.	6,700	73,182
Kyokuto Boeki Kaisha, Ltd. (d)	1,800	32,329
Kyokuto Kaihatsu Kogyo Co., Ltd.	9,800	111,033
Kyokuto Securities Co., Ltd. (d)	7,600	45,452
Kyokuyo Co., Ltd.	3,500	95,490
KYORIN Holdings, Inc.	12,800	186,019
Kyoritsu Printing Co., Ltd.	6,800	7,993
Kyosan Electric Manufacturing Co., Ltd.	16,000	57,098
Kyowa Electronic Instruments Co., Ltd. (d)	8,000	23,954
Kyowa Leather Cloth Co., Ltd.	3,300	17,606
Kyudenko Corp. (d)	7,500	175,548
Kyushu Financial Group, Inc.	80,900	264,828
LAC Co., Ltd.	5,900	44,278
Lacto Japan Co., Ltd.	1,400	23,943
LEC, Inc. (d)	8,800	63,326
Life Corp.	2,800	72,126
LIFULL Co., Ltd. (d)	17,000	34,187
Like, Inc.	2,100	35,140
Linical Co., Ltd.	2,600	19,375
Link And Motivation, Inc.	8,900	39,382
Lintec Corp.	10,500	208,769
LITALICO, Inc.	4,000	91,935
Look Holdings, Inc. (d)	2,200	27,430

BHFTII-87

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
M&A Capital Partners Co., Ltd. (a)	3,600	$127,623
m-up Holdings, Inc.	3,600	30,160
Mabuchi Motor Co., Ltd.	10,900	339,786
Macnica Fuji Electronics Holdings, Inc.	14,550	312,197
Macromill, Inc.	13,700	130,391
Maeda Kosen Co., Ltd.	5,100	133,630
Maezawa Kasei Industries Co., Ltd.	4,300	44,952
Maezawa Kyuso Industries Co., Ltd.	5,800	46,137
Makino Milling Machine Co., Ltd. (d)	7,000	220,875
Management Solutions Co., Ltd. (a)	1,800	54,779
Mandom Corp.	8,900	95,346
Mani, Inc.	17,100	204,202
MarkLines Co., Ltd. (d)	3,000	70,160
Mars Group Holdings Corp.	3,600	50,102
Marubun Corp. (d)	6,100	35,456
Marudai Food Co., Ltd. (d)	6,700	81,258
Marufuji Sheet Piling Co., Ltd.	1,300	20,669
Maruha Nichiro Corp. (d)	12,000	235,209
Maruichi Steel Tube, Ltd. (d)	5,700	128,646
MARUKA FURUSATO Corp.	5,893	142,706
Marumae Co., Ltd. (d)	2,500	48,402
Marusan Securities Co., Ltd. (d)	19,700	80,099
Maruwa Co., Ltd.	2,600	346,223
Maruwa Unyu Kikan Co., Ltd. (d)	4,900	45,001
Maruyama Manufacturing Co., Inc.	1,500	19,156
Maruzen CHI Holdings Co., Ltd.	11,900	37,213
Maruzen Co. Ltd/Taito ward	900	13,094
Maruzen Showa Unyu Co., Ltd.	3,600	93,125
Marvelous, Inc.	9,500	56,022
Matching Service Japan Co., Ltd. (d)	1,200	8,324
Matsuda Sangyo Co., Ltd. (d)	5,000	101,003
Matsui Construction Co., Ltd.	6,400	34,628
Matsui Securities Co., Ltd. (d)	24,900	164,154
Max Co., Ltd.	8,400	116,783
Maxel,l Ltd.	15,300	150,301
Maxvalu Tokai Co., Ltd.	3,500	73,855
MCJ Co., Ltd. (d)	17,300	131,386
Mebuki Financial Group, Inc. (d)	74,200	154,946
MEC Co., Ltd.	4,200	113,465
Media Do Co., Ltd. (d)	2,100	43,362
Medical Data Vision Co., Ltd.	6,800	65,621
Medical System Network Co., Ltd.	7,000	31,231
Medikit Co., Ltd.	1,300	24,823
Medius Holdings Co., Ltd. (d)	1,800	14,211
MedPeer, Inc. (a) (d)	2,600	83,306
Megachips Corp. (a)	4,800	147,094
Megmilk Snow Brand Co., Ltd.	14,000	227,398
Meidensha Corp. (d)	10,100	208,662
Meiji Electric Industries Co., Ltd.	1,000	8,433
Meiji Shipping Co., Ltd. (d)	4,300	30,534
Meiko Electronics Co., Ltd.	6,300	207,114
Meisei Industrial Co., Ltd.	11,600	65,391
Meitec Corp. (d)	6,300	342,143
Meito Sangyo Co., Ltd.	3,000	39,138
Meiwa Corp. (d)	8,100	60,720
Meiwa Estate Co., Ltd.	5,200	25,704
Melco Holdings, Inc.	1,500	47,866

Japan—(Continued)
Members Co., Ltd.	1,800	46,716
Menicon Co., Ltd. (d)	10,300	246,209
Mercuria Holdings Co., Ltd.	2,100	8,608
Metaps, Inc. (a)	1,300	8,293
MetaReal Corp. (a) (d)	1,400	11,486
METAWATER Co., Ltd.	3,600	58,735
Michinoku Bank Ltd. (The) (a) (b) (c) (d)	5,700	41,296
Micronics Japan Co., Ltd.	6,300	85,221
Mie Kotsu Group Holdings, Inc. (d)	8,600	32,098
Mikuni Corp. (d)	7,300	24,029
Milbon Co., Ltd.	6,720	301,254
MIMAKI ENGINEERING Co., Ltd.	1,700	9,480
Mimasu Semiconductor Industry Co., Ltd.	4,400	91,394
Ministop Co., Ltd.	5,400	64,167
Miraial Co., Ltd.	2,900	41,325
Mirait Holdings Corp.	24,080	383,558
Miroku Jyoho Service Co., Ltd.	5,500	63,839
Mitani Corp.	22,700	344,060
Mitani Sekisan Co., Ltd. (d)	2,100	114,259
Mito Securities Co., Ltd. (d)	19,600	43,958
Mitsuba Corp.	12,300	37,007
Mitsubishi Kakoki Kaisha, Ltd. (d)	800	13,143
Mitsubishi Logisnext Co., Ltd. (d)	8,400	63,834
Mitsubishi Logistics Corp. (d)	4,800	118,987
Mitsubishi Materials Corp. (d)	3,900	68,406
Mitsubishi Paper Mills, Ltd.	8,800	22,498
Mitsubishi Pencil Co., Ltd.	8,200	84,772
Mitsubishi Research Institute, Inc.	2,000	65,458
Mitsubishi Shokuhin Co., Ltd.	4,800	118,461
Mitsubishi Steel Manufacturing Co., Ltd. (d)	4,400	40,661
Mitsuboshi Belting, Ltd.	6,700	110,834
Mitsui DM Sugar Holdings Co., Ltd.	6,100	96,195
Mitsui Engineering & Shipbuilding Co., Ltd. (a) (d)	24,900	74,550
Mitsui Matsushima Co., Ltd. (d)	5,200	81,571
Mitsui Mining & Smelting Co., Ltd. (d)	17,000	466,014
Mitsui-Soko Holdings Co., Ltd.	6,100	125,077
Mitsumura Printing Co., Ltd.	500	6,075
Mitsuuroko Group Holdings Co., Ltd. (d)	10,100	85,268
Mixi, Inc.	11,700	210,024
Miyaji Engineering Group, Inc.	1,800	50,849
Miyazaki Bank, Ltd. (The)	5,400	90,794
Miyoshi Oil & Fat Co., Ltd. (d)	2,800	26,564
Mizuho Leasing Co., Ltd.	8,700	211,693
Mizuho Medy Co., Ltd.	500	8,183
Mizuno Corp.	5,800	100,067
Mochida Pharmaceutical Co., Ltd.	4,700	143,672
Modec, Inc.	6,100	63,816
Monex Group, Inc. (d)	45,500	238,405
Money Partners Group Co., Ltd.	7,100	17,199
Monogatari Corp. (The)	2,600	123,230
MORESCO Corp. (d)	2,500	23,265
Morinaga & Co., Ltd. (d)	7,600	237,194
Morinaga Milk Industry Co., Ltd.	2,100	89,835
Moriroku Holdings Co., Ltd.	800	11,821
Morita Holdings Corp.	11,200	113,299
Morito Co., Ltd.	3,400	21,603
Morozoff, Ltd.	1,800	44,460

BHFTII-88

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Mortgage Service Japan, Ltd. (d)	1,200	$9,275
Mory Industries, Inc.	1,600	33,609
Mr. Max Holdings, Ltd.	10,500	50,052
MRK Holdings, Inc. (d)	15,600	15,114
MTI, Ltd. (d)	6,800	25,312
Mugen Estate Co., Ltd.	3,300	13,673
Murakami Corp.	2,500	49,617
Musashi Seimitsu Industry Co., Ltd. (d)	13,400	164,706
Musashino Bank, Ltd. (The) (d)	9,500	135,923
Mutoh Holdings Co., Ltd. (d)	900	15,612
NAC Co., Ltd. (d)	3,600	28,090
Nachi-Fujikoshi Corp.	4,200	143,540
Nafco Co., Ltd.	2,600	36,240
Nagano Bank, Ltd. (The) (d)	3,500	36,614
Nagano Keiki Co., Ltd.	4,200	43,063
Nagase & Co., Ltd.	30,600	454,292
Nagatanien Holdings Co., Ltd.	4,000	63,424
Nagawa Co., Ltd. (d)	2,000	164,108
Naigai Trans Line, Ltd. (d)	2,100	32,842
Nakabayashi Co., Ltd. (d)	5,500	22,296
Nakamuraya Co., Ltd. (d)	1,600	41,243
Nakanishi, Inc.	15,100	278,468
Nakano Corp.	4,000	10,948
Nakayama Steel Works, Ltd.	6,300	22,938
Nakayamafuku Co., Ltd.	2,000	5,817
Namura Shipbuilding Co., Ltd. (a) (d)	18,956	50,546
Nankai Electric Railway Co., Ltd. (d)	21,700	418,942
Nanto Bank, Ltd. (The)	9,200	148,149
Narasaki Sangyo Co., Ltd.	800	13,576
Natori Co., Ltd.	2,600	41,562
NEC Capital Solutions, Ltd.	3,800	64,498
NEC Networks & System Integration Corp.	5,200	75,658
NET One Systems Co., Ltd.	13,100	304,979
Neturen Co., Ltd.	9,800	47,274
New Art Holdings Co., Ltd.	1,235	12,750
New Japan Chemical Co., Ltd. (d)	9,900	19,559
Nextage Co., Ltd. (d)	9,800	177,083
NexTone, Inc. (a) (d)	700	16,304
NF Holdings Corp.	1,600	16,169
NHK Spring Co., Ltd. (d)	49,600	357,805
Nicca Chemical Co., Ltd.	1,400	8,611
Nice Corp.	2,300	36,850
Nichi-iko Pharmaceutical Co., Ltd. (a) (d)	14,900	94,773
Nichia Steel Works, Ltd.	9,100	20,021
Nichias Corp.	16,500	340,025
Nichiban Co., Ltd.	4,000	55,654
Nichicon Corp.	17,900	171,055
Nichiden Corp. (d)	5,200	91,582
Nichiha Corp.	7,900	161,795
Nichimo Co., Ltd.	1,600	37,795
Nichireki Co., Ltd.	8,200	82,652
Nichirin Co., Ltd.	1,400	17,751
Nihon Chouzai Co., Ltd.	3,320	36,084
Nihon Dengi Co., Ltd.	400	12,290
Nihon Flush Co., Ltd.	6,000	48,375
Nihon House Holdings Co., Ltd.	15,000	55,589
Nihon Kagaku Sangyo Co., Ltd.	3,000	28,936

Japan—(Continued)
Nihon Kohden Corp.	1,300	31,244
Nihon Nohyaku Co., Ltd. (d)	14,000	69,840
Nihon Parkerizing Co., Ltd. (d)	24,500	186,400
Nihon Plast Co., Ltd. (d)	4,500	18,522
Nihon Tokushu Toryo Co., Ltd.	2,900	19,859
Nihon Yamamura Glass Co., Ltd. (a)	3,800	25,469
Nikkato Corp.	1,700	7,492
Nikkiso Co., Ltd.	16,800	125,701
Nikko Co., Ltd. (d)	9,000	44,708
Nikkon Holdings Co., Ltd. (d)	17,700	295,911
Nippn Corp.	14,300	194,862
Nippon Air Conditioning Services Co., Ltd.	9,600	62,360
Nippon Aqua Co., Ltd.	3,000	16,075
Nippon Beet Sugar Manufacturing Co., Ltd.	3,800	50,162
Nippon Carbide Industries Co., Inc.	2,300	26,073
Nippon Carbon Co., Ltd.	3,000	102,722
Nippon Chemi-Con Corp. (a)	5,900	90,952
Nippon Chemical Industrial Co., Ltd.	2,400	47,246
Nippon Chemiphar Co., Ltd.	800	13,668
Nippon Coke & Engineering Co., Ltd.	61,100	71,920
Nippon Computer Dynamics Co., Ltd. (d)	1,700	9,600
Nippon Concept Corp.	1,500	18,765
Nippon Concrete Industries Co., Ltd.	14,000	33,327
Nippon Denko Co., Ltd. (d)	38,165	105,482
Nippon Densetsu Kogyo Co., Ltd.	10,300	133,053
Nippon Dry-Chemical Co., Ltd. (d)	1,000	14,224
Nippon Electric Glass Co., Ltd.	19,600	434,191
Nippon Felt Co., Ltd.	8,600	36,461
Nippon Filcon Co., Ltd.	5,200	22,264
Nippon Fine Chemical Co., Ltd. (d)	4,300	77,946
Nippon Gas Co., Ltd. (d)	28,200	342,976
Nippon Hume Corp.	6,700	37,836
Nippon Kayaku Co., Ltd. (d)	21,700	205,508
Nippon Kodoshi Corp. (d)	1,600	28,952
Nippon Koei Co., Ltd.	4,200	102,851
Nippon Light Metal Holdings Co., Ltd. (d)	16,500	231,019
Nippon Paper Industries Co., Ltd. (d)	26,600	226,581
Nippon Parking Development Co., Ltd.	65,100	82,040
Nippon Pillar Packing Co., Ltd.	6,500	162,273
Nippon Piston Ring Co., Ltd.	3,200	34,199
Nippon Rietec Co., Ltd. (d)	3,700	38,943
Nippon Road Co., Ltd. (The) (d)	969	65,934
Nippon Seiki Co., Ltd.	15,000	104,763
Nippon Seisen Co., Ltd. (d)	700	25,438
Nippon Sharyo, Ltd.	2,600	46,293
Nippon Sheet Glass Co., Ltd. (a)	10,700	37,241
Nippon Shokubai Co., Ltd.	2,600	113,186
Nippon Signal Co., Ltd. (d)	17,500	126,080
Nippon Soda Co., Ltd.	6,700	184,604
Nippon Steel Trading Corp.	4,596	199,347
Nippon Suisan Kaisha, Ltd.	80,800	362,489
Nippon Systemware Co., Ltd.	1,900	33,966
Nippon Thompson Co., Ltd.	15,700	68,837
Nippon Yakin Kogyo Co., Ltd.	4,100	94,029
Nipro Corp.	34,200	286,183
Nishi-Nippon Financial Holdings, Inc.	35,700	220,118
Nishi-Nippon Railroad Co., Ltd.	13,600	298,029

BHFTII-89

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Nishikawa Rubber Co., Ltd.	1,200	$13,273
Nishimatsu Construction Co., Ltd. (d)	15,600	467,883
Nishimatsuya Chain Co., Ltd. (d)	12,500	161,055
Nishimoto Co., Ltd. (d)	1,400	32,485
Nishio Rent All Co., Ltd.	6,000	136,807
Nissan Shatai Co., Ltd.	12,600	57,195
Nissan Tokyo Sales Holdings Co., Ltd.	11,000	20,419
Nissei ASB Machine Co., Ltd.	2,300	58,446
Nissei Plastic Industrial Co., Ltd.	6,000	49,439
Nissha Co., Ltd. (d)	14,100	166,646
Nisshin Group Holdings Co., Ltd. (d)	12,300	46,541
Nisshin Oillio Group, Ltd. (The)	7,400	172,968
Nisshinbo Holdings, Inc. (d)	39,820	345,402
Nissin Corp.	4,300	57,336
Nissin Electric Co., Ltd.	14,800	177,784
Nissin Sugar Co., Ltd. (d)	2,400	33,170
Nisso Corp.	1,400	8,628
Nissui Pharmaceutical Co., Ltd.	4,000	32,040
Nitta Corp.	6,800	153,642
Nitta Gelatin, Inc. (d)	4,500	24,496
Nittan Valve Co., Ltd. (d)	6,300	14,556
Nittetsu Mining Co., Ltd. (d)	1,700	98,312
Nitto Boseki Co., Ltd.	4,100	94,017
Nitto Fuji Flour Milling Co., Ltd.	800	29,618
Nitto Kogyo Corp.	9,000	115,860
Nitto Kohki Co., Ltd.	4,100	52,193
Nitto Seiko Co., Ltd.	8,900	36,608
Nittoc Construction Co., Ltd. (d)	7,450	42,845
NJS Co., Ltd.	2,200	36,355
Noevir Holdings Co., Ltd.	3,200	129,339
Nohmi Bosai, Ltd.	7,000	111,662
Nojima Corp.	9,000	169,809
NOK Corp. (d)	17,100	159,497
Nomura Co., Ltd.	1,200	8,978
Nomura Micro Science Co., Ltd. (d)	1,300	44,372
Noritake Co., Ltd. (d)	2,800	101,959
Noritsu Koki Co., Ltd.	5,200	99,002
Noritz Corp. (d)	10,600	126,897
North Pacific Bank, Ltd.	74,900	146,081
NS Tool Co., Ltd. (d)	4,800	56,861
NS United Kaiun Kaisha, Ltd. (d)	3,300	113,216
NSD Co., Ltd. (d)	18,540	331,209
NTN Corp. (a) (d)	124,600	216,798
OAK Capital Corp. (a) (d)	15,500	9,891
Oat Agrio Co., Ltd.	400	3,734
Obara Group, Inc. (d)	3,800	92,874
Oenon Holdings, Inc. (d)	12,300	32,490
Ogaki Kyoritsu Bank, Ltd. (The)	10,900	168,988
Ohara, Inc.	1,600	16,629
Ohashi Technica, Inc. (d)	3,800	40,236
Ohba Co., Ltd. (d)	4,600	28,612
Ohsho Food Service Corp.	3,600	177,011
OIE Sangyo Co., Ltd. (a) (d)	800	6,360
Oiles Corp. (d)	8,000	99,038
Oisix ra daichi, Inc. (a) (d)	5,600	137,584
Oita Bank, Ltd. (The)	5,000	78,193
Okabe Co., Ltd. (d)	12,500	70,446

Japan—(Continued)
Okada Aiyon Corp.	1,900	22,312
Okamoto Industries, Inc.	3,200	102,174
Okamoto Machine Tool Works, Ltd. (d)	1,400	51,227
Okamura Corp. (d)	17,500	172,965
Okasan Securities Group, Inc. (d)	39,200	118,309
Okaya Electric Industries Co., Ltd. (a) (d)	5,800	14,206
Oki Electric Industry Co., Ltd.	25,700	177,390
Okinawa Cellular Telephone Co.	4,000	161,870
Okinawa Electric Power Co., Inc. (The) (d)	14,827	167,831
Okinawa Financial Group, Inc.	7,360	123,572
OKUMA Corp. (d)	7,800	323,443
Okumura Corp.	8,200	199,347
Okura Industrial Co., Ltd. (d)	3,000	44,600
Okuwa Co., Ltd.	7,400	55,853
Olympic Group Corp. (d)	2,600	15,196
ONO Sokki Co., Ltd.	4,200	16,229
Onoken Co., Ltd. (d)	4,300	54,212
Onward Holdings Co., Ltd.	31,800	66,359
Optex Group Co., Ltd. (d)	6,000	84,667
Optim Corp. (a)	4,200	34,885
Optorun Co., Ltd.	5,500	94,300
Organo Corp.	2,300	189,555
Oricon, Inc.	1,200	8,850
Orient Corp. (d)	116,700	118,300
Oriental Shiraishi Corp.	39,400	76,319
Origin Co., Ltd.	3,400	33,807
Oro Co., Ltd. (d)	2,100	39,760
Osaka Organic Chemical Industry, Ltd. (d)	4,100	101,861
Osaka Soda Co., Ltd.	5,000	127,326
Osaka Steel Co., Ltd.	5,000	63,285
Osaki Electric Co., Ltd.	14,400	55,074
OSG Corp.	19,400	297,265
OUG Holdings, Inc.	700	15,706
Outsourcing, Inc.	32,100	331,122
Oyo Corp. (d)	6,400	120,515
Ozu Corp.	600	10,447
Pacific Industrial Co., Ltd.	13,700	105,604
Pacific Metals Co., Ltd. (d)	5,100	172,672
Pack Corp. (The) (d)	4,600	96,612
Pal Group Holdings Co., Ltd.	4,300	54,486
PALTAC Corp.	100	3,708
PAPYLESS Co., Ltd. (d)	700	7,999
Paraca, Inc.	300	4,201
Paramount Bed Holdings Co., Ltd.	12,000	195,293
Paris Miki Holdings, Inc. (d)	10,600	23,179
Park24 Co., Ltd. (a)	16,400	268,373
Pasona Group, Inc.	6,200	124,201
PC Depot Corp. (d)	7,000	17,343
PCA Corp. (d)	800	10,034
PCI Holdings, Inc. (d)	1,800	16,045
Pegasus Sewing Machine Manufacturing Co., Ltd.	5,400	26,149
Penta-Ocean Construction Co., Ltd.	62,000	310,139
People Dreams & Technologies Group Co., Ltd.	1,400	23,524
PeptiDream, Inc. (a)	3,300	58,554
Phil Co., Inc. (d)	700	7,215
Pickles Corp.	2,600	34,520
Pigeon Corp.	8,300	146,155

BHFTII-90

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Pilot Corp.	4,400	$189,076
Piolax, Inc.	9,700	123,202
Pipedo HD, Inc. (d)	700	15,721
Plenus Co., Ltd.	2,500	41,147
Poletowin Pitcrew Holdings, Inc. (d)	7,900	72,916
PR Times, Inc. (a) (d)	700	18,426
Premier Anti-Aging Co., Ltd. (a) (d)	500	15,216
Premium Group Co., Ltd.	2,600	85,475
Premium Water Holdings, Inc.	500	9,901
Press Kogyo Co., Ltd. (d)	29,900	92,091
Pressance Corp.	4,000	59,739
Prestige International, Inc.	27,100	159,296
Prima Meat Packers, Ltd.	7,500	135,103
Pro-Ship, Inc. (d)	2,300	26,886
Pronexus, Inc.	5,100	44,224
Proto Corp.	8,800	74,207
PS Mitsubishi Construction Co., Ltd. (d)	8,800	42,119
Punch Industry Co., Ltd.	2,700	10,980
QB Net Holdings Co., Ltd. (a)	1,400	17,158
Qol Holdings Co., Ltd.	7,400	70,366
Quick Co., Ltd.	4,000	51,600
Raccoon Holdings, Inc. (d)	4,100	42,159
Raito Kogyo Co., Ltd.	13,400	213,948
Raiznext Corp. (d)	11,000	96,484
Rasa Industries, Ltd. (d)	2,600	33,483
Raysum Co., Ltd.	5,300	40,059
Relia, Inc.	11,500	99,747
Relo Group, Inc.	2,900	43,199
Rengo Co., Ltd. (d)	35,200	225,048
RENOVA, Inc. (a) (d)	5,100	71,027
Resorttrust, Inc.	25,500	435,333
Restar Holdings Corp.	6,900	111,369
Retail Partners Co., Ltd.	4,300	50,568
Rheon Automatic Machinery Co., Ltd.	5,000	41,524
Rhythm Co., Ltd.	2,500	30,454
Riberesute Corp.	4,300	28,508
Ricoh Leasing Co., Ltd.	4,500	122,154
Ride On Express Holdings Co., Ltd.	1,700	17,214
Right On Co., Ltd. (a)	5,900	35,068
Riken Corp.	2,500	49,927
Riken Keiki Co., Ltd. (d)	4,600	184,042
Riken Technos Corp.	9,900	36,926
Riken Vitamin Co., Ltd.	5,400	74,312
Rion Co., Ltd.	2,200	41,903
Riso Kyoiku Co., Ltd.	34,770	107,997
Rock Field Co., Ltd. (d)	6,600	80,143
Rokko Butter Co., Ltd. (d)	3,600	44,399
Roland Corp.	2,400	79,316
Roland DG Corp.	3,600	98,815
Rorze Corp.	2,200	218,487
Round One Corp.	1,500	16,496
Ryobi, Ltd. (d)	6,200	54,126
Ryoden Corp.	4,500	62,694
Ryosan Co., Ltd.	7,000	125,391
S Foods, Inc.	4,500	120,797
S&B Foods, Inc. (d)	1,500	45,340
S-Pool, Inc.	15,000	152,080

Japan—(Continued)
Sac’s Bar Holdings, Inc. (d)	6,850	27,958
Sagami Rubber Industries Co., Ltd.	1,800	11,046
Saibu Gas Holdings Co., Ltd. (d)	8,000	130,581
Saison Information Systems Co., Ltd.	600	9,377
Sakai Chemical Industry Co., Ltd.	4,700	74,425
Sakai Heavy Industries, Ltd.	1,400	36,637
Sakai Moving Service Co., Ltd.	2,800	96,875
Sakata INX Corp. (d)	13,000	102,765
Sakura Internet, Inc.	4,400	20,453
Sala Corp.	15,800	82,574
SAMTY Co., Ltd.	10,000	179,536
San Holdings, Inc.	2,800	35,873
San ju San Financial Group, Inc. (d)	7,870	94,881
San-A Co., Ltd.	5,700	192,882
San-Ai Oil Co., Ltd.	20,000	154,130
San-In Godo Bank, Ltd. (The) (d)	46,900	239,556
Sanden Corp. (a) (d)	4,400	7,129
Sanei Architecture Planning Co., Ltd. (d)	2,800	36,410
Sangetsu Corp.	12,600	157,525
Sanix, Inc. (a) (d)	7,800	16,174
Sanken Electric Co., Ltd.	2,600	109,864
Sanki Engineering Co., Ltd.	13,000	148,924
Sanko Metal Industrial Co., Ltd.	1,000	20,744
Sankyo Co., Ltd. (d)	9,800	271,882
Sankyo Frontier Co., Ltd.	1,000	40,802
Sankyo Seiko Co., Ltd.	13,400	57,247
Sankyo Tateyama, Inc.	8,200	42,957
Sankyu, Inc.	2,200	71,808
Sanoh Industrial Co., Ltd. (d)	6,300	35,850
Sansei Technologies, Inc.	800	4,802
Sansha Electric Manufacturing Co., Ltd. (d)	2,700	17,578
Sanshin Electronics Co., Ltd. (d)	4,000	52,647
Sanyo Chemical Industries, Ltd.	3,700	152,069
Sanyo Denki Co., Ltd.	2,500	100,187
Sanyo Electric Railway Co., Ltd. (d)	4,800	80,171
Sanyo Industries, Ltd.	1,300	19,785
Sanyo Shokai, Ltd. (a)	2,500	15,596
Sanyo Special Steel Co., Ltd.	6,400	110,831
Sanyo Trading Co., Ltd.	5,300	42,731
Sapporo Holdings, Ltd.	17,500	329,726
Sata Construction Co., Ltd.	2,600	9,843
Sato Holdings Corp.	8,100	113,292
Sato Shoji Corp.	4,100	38,680
Satori Electric Co., Ltd. (d)	5,500	44,253
Sawai Group Holdings Co., Ltd.	6,700	244,984
Saxa Holdings, Inc.	2,400	30,213
SB Technology, Corp. (d)	3,000	61,732
SBI Insurance Group Co., Ltd. (a) (d)	1,400	11,806
SBS Holdings, Inc. (d)	6,200	169,437
Scala, Inc. (d)	3,200	19,709
Scroll Corp. (d)	8,000	54,352
SEC Carbon, Ltd.	200	9,579
Seed Co., Ltd.	1,700	7,244
Seika Corp.	3,300	43,115
Seikagaku Corp.	9,800	70,091
Seikitokyu Kogyo Co., Ltd. (d)	10,900	66,526
Seiko Holdings Corp. (d)	8,800	164,291

BHFTII-91

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Seiko PMC Corp.	3,500	$16,946
Seikoh Giken Co. Ltd.	700	10,158
Seino Holdings Co., Ltd.	1,800	16,385
Seiren Co., Ltd. (d)	13,300	240,914
Sekisui Jushi Corp.	9,100	131,622
Sekisui Kasei Co., Ltd.	8,100	28,885
SEMITEC Corp. (d)	400	24,609
Senko Group Holdings Co., Ltd. (d)	31,000	227,318
Senshu Electric Co., Ltd.	2,400	114,731
Senshu Ikeda Holdings, Inc. (d)	72,800	103,185
Senshukai Co., Ltd.	11,000	35,098
Septeni Holdings Co., Ltd.	13,900	72,495
SERAKU Co., Ltd. (d)	700	8,110
Seria Co., Ltd.	8,800	199,436
Seven Bank, Ltd. (d)	70,500	137,925
Shibaura Electronics Co., Ltd. (d)	2,800	173,666
Shibaura Machine Co., Ltd.	7,200	200,208
Shibaura Mechatronics Corp.	900	62,930
Shibusawa Warehouse Co., Ltd. (The) (d)	3,500	66,179
Shibuya Corp.	4,400	87,650
Shidax Corp.	3,000	9,546
Shiga Bank, Ltd. (The)	12,100	217,737
Shikibo, Ltd.	4,700	34,309
Shikoku Bank, Ltd. (The)	12,000	73,251
Shikoku Chemicals Corp.	10,900	119,105
Shikoku Electric Power Co., Inc. (d)	40,900	264,575
Shima Seiki Manufacturing, Ltd. (d)	8,700	132,382
Shimizu Bank, Ltd. (The) (d)	3,400	43,818
Shimojima Co., Ltd. (d)	4,200	32,568
Shin Nippon Air Technologies Co., Ltd. (d)	2,100	33,087
Shin Nippon Biomedical Laboratories, Ltd.	5,300	72,918
Shin-Etsu Polymer Co., Ltd.	13,200	121,694
Shin-Keisei Electric Railway Co., Ltd. (d)	2,400	40,324
Shinagawa Refractories Co., Ltd.	2,000	62,079
Shindengen Electric Manufacturing Co., Ltd.	2,800	71,017
Shinki Bus Co., Ltd.	900	24,010
Shinko Shoji Co., Ltd.	9,800	73,063
Shinmaywa Industries, Ltd.	16,400	121,423
Shinnihon Corp.	8,300	49,458
Shinnihonseiyaku Co., Ltd.	1,100	12,989
Shinoken Group Co., Ltd.	7,100	59,630
Shinsho Corp.	1,400	40,782
Shinwa Co., Ltd.	2,200	14,160
Shinwa Co., Ltd.	3,900	62,455
Ship Healthcare Holdings, Inc. (d)	15,800	256,398
Shizuki Electric Co., Inc. (d)	8,000	29,674
Shizuoka Gas Co., Ltd.	17,600	122,852
SHO-BOND Holdings Co., Ltd.	6,000	261,298
Shobunsha Holdings, Inc. (a)	1,700	5,988
Shoei Co., Ltd.	6,300	234,614
Shoei Foods Corp. (d)	3,400	113,656
Shofu, Inc. (d)	3,500	44,705
Showa Sangyo Co., Ltd.	5,700	122,420
SIGMAXYZ Holdings, Inc. (d)	7,200	67,118
Siix Corp. (d)	9,600	83,114
Silver Life Co., Ltd. (a) (d)	900	11,193
Sinanen Holdings Co., Ltd.	2,900	78,258

Japan—(Continued)
Sinfonia Technology Co., Ltd.	7,400	80,390
Sinko Industries, Ltd.	6,400	90,381
Sintokogio, Ltd.	13,500	75,961
SK-Electronics Co., Ltd.	2,700	18,209
SKY Perfect JSAT Holdings, Inc.	43,700	148,009
Smaregi, Inc. (a)	1,200	13,613
SMK Corp.	1,700	30,982
Snow Peak, Inc. (d)	5,400	144,604
SNT Corp.	7,300	13,372
Soda Nikka Co., Ltd.	7,000	36,991
Sodick Co., Ltd.	14,500	92,662
Soft99 Corp.	5,100	51,444
Softcreate Holdings Corp.	2,300	87,713
Software Service, Inc.	1,100	56,134
Soiken Holdings, Inc.	2,100	5,668
Soken Chemical & Engineering Co. Ltd.	700	9,575
Solasto Corp.	12,800	103,178
Soliton Systems KK	2,500	33,218
Solxyz Co., Ltd.	1,400	4,651
Sotetsu Holdings, Inc. (d)	10,200	190,957
Sotoh Co., Ltd.	3,100	21,641
Space Co., Ltd. (d)	5,060	39,818
Sparx Group Co., Ltd. (d)	29,200	65,326
SPK Corp.	3,400	37,151
Sprix, Ltd.	1,300	14,123
SRA Holdings	3,100	70,361
SRE Holdings Corp. (a) (d)	1,200	33,085
ST Corp.	4,100	51,331
St-Care Holding Corp. (d)	2,300	15,618
St. Marc Holdings Co., Ltd.	5,100	64,811
Star Mica Holdings Co., Ltd.	3,000	32,383
Star Micronics Co., Ltd.	9,200	115,504
Starts Corp., Inc.	8,700	170,444
Starzen Co., Ltd.	4,400	72,014
Stella Chemifa Corp.	3,600	76,265
Step Co., Ltd.	3,300	47,338
Strike Co., Ltd.	2,200	84,062
Studio Alice Co., Ltd. (d)	2,900	51,796
Subaru Enterprise Co., Ltd.	100	7,005
Sugimoto & Co., Ltd.	3,000	51,036
Sumida Corp. (d)	8,600	65,535
Suminoe Textile Co., Ltd. (d)	2,300	35,803
Sumitomo Bakelite Co., Ltd.	7,200	291,951
Sumitomo Densetsu Co., Ltd.	5,400	98,074
Sumitomo Mitsui Construction Co., Ltd.	48,760	166,329
Sumitomo Osaka Cement Co., Ltd. (d)	9,900	272,095
Sumitomo Precision Products Co., Ltd.	1,200	22,789
Sumitomo Riko Co., Ltd.	11,500	56,351
Sumitomo Seika Chemicals Co., Ltd.	2,700	68,358
Sumitomo Warehouse Co., Ltd. (The) (d)	16,500	310,109
Sun Frontier Fudousan Co., Ltd.	10,100	86,548
Sun-Wa Technos Corp.	3,900	42,827
Suncall Corp.	8,300	33,386
Suruga Bank, Ltd.	39,500	131,388
Suzuki Co., Ltd.	3,300	21,456
SWCC Showa Holdings Co., Ltd. (d)	7,600	116,056
System Information Co., Ltd.	2,800	20,669

BHFTII-92

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
System Research Co., Ltd.	1,200	$18,399
Systems Engineering Consultants Co., Ltd.	600	11,089
Systena Corp. (d)	63,200	221,283
Syuppin Co., Ltd.	6,100	65,231
T Hasegawa Co., Ltd.	8,400	178,311
T RAD Co., Ltd.	1,900	38,675
T&K Toka Co., Ltd.	7,200	52,277
T-Gaia Corp.	6,000	80,413
Tachi-S Co., Ltd.	10,300	83,661
Tachibana Eletech Co., Ltd.	5,640	76,079
Tachikawa Corp. (d)	3,100	27,011
Tadano, Ltd. (d)	31,400	263,291
Taihei Dengyo Kaisha, Ltd. (d)	4,500	97,324
Taiheiyo Kouhatsu, Inc.	2,100	11,028
Taiho Kogyo Co., Ltd.	6,400	36,824
Taikisha, Ltd.	8,100	201,543
Taiko Bank, Ltd. (The) (d)	3,100	35,156
Taiko Pharmaceutical Co., Ltd. (a) (d)	5,600	27,223
Taisei Lamick Co., Ltd.	2,200	48,257
Taiyo Holdings Co., Ltd.	9,800	259,131
Takachiho Koheki Co., Ltd. (d)	400	4,859
Takamatsu Construction Group Co., Ltd.	5,400	91,080
Takamiya Co., Ltd. (d)	5,200	15,827
Takano Co., Ltd. (d)	4,600	27,343
Takaoka Toko Co., Ltd.	4,365	52,603
Takara & Co., Ltd.	1,300	20,931
Takara Holdings, Inc. (d)	19,400	174,063
Takara Leben Co., Ltd. (d)	28,600	69,937
Takara Standard Co., Ltd.	9,300	96,466
Takasago International Corp.	4,200	94,303
Takasago Thermal Engineering Co., Ltd. (d)	11,100	157,409
Takashima & Co., Ltd.	2,500	46,274
Takashimaya Co., Ltd.	38,500	365,209
Takemoto Yohki Co., Ltd.	1,200	8,329
Takeuchi Manufacturing Co., Ltd.	10,400	223,981
Takihyo Co., Ltd. (d)	2,000	19,768
Takisawa Machine Tool Co., Ltd.	2,200	21,322
Takuma Co., Ltd.	15,700	183,008
Tama Home Co., Ltd. (d)	4,800	100,098
Tamagawa Holdings Co., Ltd. (d)	1,100	7,898
Tamron Co., Ltd. (d)	6,000	116,592
Tamura Corp. (d)	26,000	130,569
Tanseisha Co., Ltd. (d)	11,750	76,625
Tatsuta Electric Wire and Cable Co., Ltd.	14,200	53,607
Tayca Corp. (d)	5,200	54,854
TBK Co., Ltd.	8,000	24,348
TDC Soft, Inc.	4,900	46,658
TechMatrix Corp. (d)	9,800	170,213
TECHNO ASSOCIE Co., Ltd. (d)	300	2,873
Techno Medica Co., Ltd.	2,400	30,671
Techno Ryowa, Ltd.	4,800	33,539
Teijin, Ltd.	5,100	56,819
Teikoku Electric Manufacturing Co., Ltd.	6,000	77,136
Teikoku Sen-I Co., Ltd.	4,900	69,273
Teikoku Tsushin Kogyo Co., Ltd.	3,000	35,337
Tekken Corp.	2,700	40,675
Temairazu, Inc.	700	27,084

Japan—(Continued)
Tenma Corp.	5,700	112,718
Teraoka Seisakusho Co., Ltd.	200	582
Terilogy Co., Ltd.	1,600	5,332
Tigers Polymer Corp.	2,200	8,241
TKC Corp. (d)	7,400	201,151
Toa Corp.	9,600	53,279
Toa Corp. (d)	5,200	106,046
Toa Oil Co., Ltd.	2,300	57,076
TOA ROAD Corp. (d)	1,400	55,215
Toabo Corp.	3,400	10,934
Toagosei Co., Ltd.	30,800	271,122
Tobishima Corp.	5,560	46,917
TOC Co., Ltd. (d)	14,300	77,691
Tocalo Co., Ltd.	17,400	192,094
Tochigi Bank, Ltd. (The)	38,200	68,831
Toda Corp. (d)	33,100	200,781
Toda Kogyo Corp. (a)	600	14,066
Toei Co., Ltd.	400	55,521
Toell Co., Ltd. (d)	3,100	23,214
Toenec Corp.	2,400	64,457
Toho Bank, Ltd. (The)	57,800	96,829
Toho Co., Ltd. (d)	2,700	25,121
Toho Holdings Co., Ltd. (d)	13,700	207,245
Toho Titanium Co., Ltd.	11,300	134,660
Toho Zinc Co., Ltd. (d)	5,000	120,062
Tohoku Bank, Ltd. (The) (d)	4,700	39,086
Tohokushinsha Film Corp.	4,800	24,436
Tokai Carbon Co., Ltd.	20,300	190,022
Tokai Corp.	7,400	104,254
TOKAI Holdings Corp.	24,700	174,284
Tokai Lease Co., Ltd. (d)	1,600	20,421
Tokai Rika Co., Ltd. (d)	15,500	189,888
Tokai Tokyo Financial Holdings, Inc. (d)	64,500	211,581
Token Corp.	2,460	181,565
Tokushu Tokai Paper Co., Ltd. (d)	3,000	77,982
Tokuyama Corp. (d)	19,200	269,241
Tokyo Base Co., Ltd. (a) (d)	4,100	14,188
Tokyo Electron Device, Ltd.	2,400	101,341
Tokyo Energy & Systems, Inc. (d)	8,000	63,581
Tokyo Keiki, Inc. (d)	4,200	40,888
Tokyo Kiraboshi Financial Group, Inc.	9,724	138,583
Tokyo Rakutenchi Co., Ltd.	1,000	33,972
Tokyo Rope Manufacturing Co., Ltd. (d)	2,800	20,657
Tokyo Sangyo Co., Ltd. (d)	7,300	43,173
Tokyo Seimitsu Co., Ltd.	11,900	472,526
Tokyo Steel Manufacturing Co., Ltd. (d)	21,400	203,092
Tokyo Tekko Co., Ltd.	3,400	37,119
Tokyo Theatres Co., Inc. (d)	2,900	29,456
Tokyotokeiba Co., Ltd.	4,200	149,350
Tokyu Construction Co., Ltd. (d)	21,400	117,679
Tokyu Recreation Co., Ltd. (a)	1,200	48,816
Toli Corp.	15,600	28,230
Tomato Bank, Ltd.	4,200	35,916
Tomen Devices Corp. (d)	800	41,488
Tomoe Corp.	9,800	38,901
Tomoe Engineering Co., Ltd. (d)	2,100	41,551
Tomoegawa Co., Ltd.	1,000	6,934

BHFTII-93

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Tomoku Co., Ltd. (d)	3,900	$50,749
TOMONY Holdings, Inc.	47,700	127,855
Tomy Co., Ltd.	25,100	250,102
Tonami Holdings Co., Ltd.	1,800	55,270
Topcon Corp.	28,800	365,858
Topre Corp.	9,800	93,814
Topy Industries, Ltd.	5,700	48,915
Torex Semiconductor, Ltd.	500	10,846
Toridolll Holdings Corp. (d)	11,600	240,121
Torigoe Co., Ltd. (The) (d)	6,000	32,371
Torii Pharmaceutical Co., Ltd.	4,500	115,425
Torishima Pump Manufacturing Co., Ltd.	7,700	64,510
Tosei Corp.	11,700	111,443
Toshiba TEC Corp.	5,000	200,779
Totech Corp.	700	13,040
Totetsu Kogyo Co., Ltd. (d)	8,000	148,501
Tottori Bank, Ltd. (The)	3,700	36,060
Toukei Computer Co., Ltd. (d)	300	12,502
Tow Co., Ltd.	11,000	28,533
Towa Bank, Ltd. (The)	11,500	50,484
Towa Corp. (d)	6,300	125,116
Towa Pharmaceutical Co., Ltd.	8,400	188,533
Toyo Construction Co., Ltd. (a)	25,499	161,429
Toyo Corp.	7,900	68,725
Toyo Denki Seizo KK	3,200	26,214
Toyo Engineering Corp. (a)	10,800	56,072
Toyo Gosei Co., Ltd.	800	70,727
Toyo Ink SC Holdings Co., Ltd.	10,300	160,134
Toyo Kanetsu KK	2,400	48,130
Toyo Machinery & Metal Co., Ltd.	6,000	30,994
Toyo Securities Co., Ltd. (d)	23,000	28,115
Toyo Seikan Group Holdings, Ltd.	4,600	52,719
Toyo Sugar Refining Co., Ltd.	900	7,491
Toyo Tanso Co., Ltd. (d)	3,600	92,447
Toyo Tire Corp.	18,200	231,605
Toyo Wharf & Warehouse Co., Ltd. (d)	2,500	30,752
Toyobo Co., Ltd.	23,600	210,456
TPR Co., Ltd.	7,300	77,527
Traders Holdings Co., Ltd.	2,800	7,877
Trancom Co., Ltd. (d)	2,300	132,654
Trans Genic, Inc. (d)	2,700	9,395
Transaction Co., Ltd.	1,400	11,385
Transcosmos, Inc. (a)	2,800	72,603
TRE Holdings Corp.	10,168	164,836
Tri Chemical Laboratories, Inc.	6,000	139,623
Trusco Nakayama Corp.	9,600	187,811
TS Tech Co., Ltd.	20,700	231,872
TSI Holdings Co., Ltd.	14,405	39,422
Tsubaki Nakashima Co., Ltd.	13,000	101,856
Tsubakimoto Chain Co.	7,900	196,769
Tsubakimoto Kogyo Co., Ltd. (d)	1,600	47,947
Tsugami Corp. (d)	10,600	114,361
Tsukamoto Corp. Co., Ltd. (d)	1,100	11,663
Tsukishima Kikai Co., Ltd.	9,000	79,635
Tsukuba Bank, Ltd.	34,500	57,033
Tsumura & Co.	10,200	266,707
Tsurumi Manufacturing Co., Ltd. (d)	6,100	90,740

Japan—(Continued)
Tsutsumi Jewelry Co., Ltd. (d)	2,100	32,399
TV Asahi Holdings Corp.	6,300	77,517
TV Tokyo Holdings Corp.	1,800	29,286
TYK Corp.	6,000	14,402
UACJ Corp. (d)	9,185	174,527
Ube Industries, Ltd. (d)	24,700	402,620
Ubicom Holdings, Inc. (d)	500	10,078
Uchida Yoko Co., Ltd.	2,600	103,325
Ueki Corp. (d)	2,200	26,574
ULS Group, Inc.	600	21,590
Uniden Holdings Corp.	1,100	30,995
Union Tool Co.	3,400	105,707
Unipres Corp.	10,600	60,875
United Super Markets Holdings, Inc.	18,100	156,536
UNITED, Inc. (d)	3,000	45,560
Unitika, Ltd. (a) (d)	15,600	37,016
Universal Entertainment Corp. (a)	7,300	163,374
Urbanet Corp. Co., Ltd.	4,500	11,184
Usen-Next Holdings Co., Ltd.	2,700	55,548
Ushio, Inc.	30,500	451,895
UT Group Co., Ltd. (d)	6,600	166,297
Uzabase, Inc. (a)	3,700	32,105
V Technology Co., Ltd. (d)	2,700	72,530
V-Cube, Inc.	2,100	15,463
Valor Holdings Co., Ltd.	11,800	203,856
Valqua, Ltd.	6,000	130,077
Value HR Co., Ltd.	2,000	22,446
ValueCommerce Co., Ltd.	4,300	129,722
Vector, Inc.	8,200	83,518
Vertex Corp.	1,000	23,621
Village Vanguard Co., Ltd. (a)	2,300	18,882
VINX Corp.	1,000	9,443
Vital KSK Holdings, Inc.	14,200	85,336
VT Holdings Co., Ltd.	24,300	88,632
Wacoal Holdings Corp.	12,400	186,678
Wacom Co., Ltd. (d)	39,500	303,298
Wakachiku Construction Co., Ltd. (d)	4,600	73,527
Wakamoto Pharmaceutical Co., Ltd. (a) (d)	9,000	21,232
Wakita & Co., Ltd.	11,200	91,522
Warabeya Nichiyo Holdings Co., Ltd. (d)	4,200	61,275
Waseda Academy Co., Ltd. (d)	1,400	11,659
Watahan & Co., Ltd. (d)	3,200	35,041
Watts Co., Ltd.	1,900	11,708
WDB Holdings Co., Ltd.	2,700	59,814
Weathernews, Inc.	1,500	110,566
Welbe, Inc. (d)	2,300	19,398
Wellnet Corp. (d)	4,400	19,949
West Holdings Corp. (d)	5,629	220,593
Will Group, Inc. (d)	4,200	43,651
WIN-Partners Co., Ltd. (d)	5,000	40,912
Wood One Co., Ltd. (d)	2,600	28,904
World Co., Ltd. (d)	5,000	50,479
World Holdings Co., Ltd.	2,500	48,059
Wow World, Inc.	1,500	14,346
Wowow, Inc.	2,200	28,935
Writeup Co., Ltd. (a) (d)	400	8,698
Xebio Holdings Co., Ltd.	8,700	67,269

BHFTII-94

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Y.A.C. Holdings Co., Ltd. (d)	1,800	$24,587
YA-MAN, Ltd. (d)	8,800	82,405
Yachiyo Industry Co., Ltd.	3,900	22,423
Yahagi Construction Co., Ltd.	9,500	62,341
Yaizu Suisankagaku Industry Co., Ltd. (d)	4,400	32,875
YAKUODO Holdings Co., Ltd. (d)	2,900	53,706
YAMABIKO Corp.	11,500	140,313
YAMADA Consulting Group Co., Ltd.	3,100	29,918
Yamagata Bank, Ltd. (The)	9,300	65,748
Yamaguchi Financial Group, Inc. (d)	57,500	318,844
Yamaichi Electronics Co., Ltd.	7,500	114,204
Yamanashi Chuo Bank, Ltd. (The)	10,400	80,934
Yamatane Corp.	3,400	47,118
Yamato Corp.	6,600	40,771
Yamato Kogyo Co., Ltd. (d)	12,200	370,180
Yamaura Corp. (d)	2,800	21,828
Yamaya Corp. (d)	1,150	23,501
Yamazawa Co., Ltd.	1,000	13,427
Yamazen Corp.	19,500	150,352
Yaoko Co., Ltd. (d)	3,700	201,512
Yashima Denki Co., Ltd.	7,500	57,409
Yasuda Logistics Corp. (d)	4,900	38,856
Yasunaga Corp. (d)	1,700	11,563
Yellow Hat, Ltd.	10,300	132,218
Yodogawa Steel Works, Ltd.	6,800	146,059
Yokogawa Bridge Holdings Corp.	10,500	166,832
Yokorei Co., Ltd.	15,500	108,980
Yokowo Co., Ltd. (d)	4,300	90,804
Yomeishu Seizo Co., Ltd.	2,400	34,580
Yondenko Corp. (d)	3,200	45,126
Yondoshi Holdings, Inc.	4,600	61,673
Yorozu Corp.	6,500	47,166
Yoshimura Food Holdings KK (a)	2,000	8,960
Yoshinoya Holdings Co., Ltd.	9,100	175,794
Yotai Refractories Co., Ltd.	4,100	42,282
Yuasa Funashoku Co., Ltd. (a) (d)	1,300	28,666
Yuasa Trading Co., Ltd.	5,800	137,300
Yuken Kogyo Co., Ltd.	1,700	24,457
Yukiguni Maitake Co., Ltd.	2,100	19,648
Yurtec Corp.	12,000	67,785
Yushin Precision Equipment Co., Ltd.	2,900	15,942
Yushiro Chemical Industry Co., Ltd. (d)	3,700	31,255
Yutaka Giken Co., Ltd.	600	8,718
Zaoh Co., Ltd.	800	12,671
Zenrin Co., Ltd.	9,750	79,289
ZERIA Pharmaceutical Co., Ltd. (d)	600	9,340
ZIGExN Co., Ltd. (d)	8,400	20,574
Zojirushi Corp.	800	9,485
Zuiko Corp.	4,000	27,000

		136,374,182

Jersey, Channel Islands—0.1%
Centamin plc	366,127	437,942
JTC plc	22,852	252,042

		689,984

Liechtenstein—0.1%
Liechtensteinische Landesbank AG	3,540	211,644
VP Bank AG - Class A	1,049	108,152

		319,796

Luxembourg—0.3%
ADLER Group S.A.	1,495	19,811
APERAM S.A. (d)	14,570	643,084
Befesa S.A.	5,095	402,015
L’Occitane International S.A.	87,500	281,956
SES S.A.	69,043	628,500

		1,975,366

Macau—0.0%
Huasheng International Holding, Ltd. (a) (d)	76,000	1,235
MECOM Power and Construction, Ltd.	46,000	21,093
SJM Holdings, Ltd. (a)	389,000	191,888

		214,216

Malta—0.0%
Gaming Innovation Group, Inc. (a)	5,882	13,082

Mongolia—0.0%
Mongolian Mining Corp. (a)	33,000	12,374
Turquoise Hill Resources, Ltd. (a) (d)	3,153	94,716

		107,090

Netherlands—2.7%
Aalberts NV	31,181	1,611,536
Accell Group NV (a)	6,628	420,396
Alfen Beheer B.V. (a) (d)	4,130	418,900
AMG Advanced Metallurgical Group NV	10,120	434,147
Amsterdam Commodities NV (a)	2,850	76,924
Arcadis NV (d)	26,950	1,211,106
ASR Nederland NV	40,042	1,860,556
Basic-Fit NV (a) (d)	8,733	387,714
BE Semiconductor Industries NV	15,564	1,324,918
Beter Bed Holding NV (a) (d)	5,373	29,077
Boskalis Westminster	22,517	805,636
Brack Capital Properties NV (a)	856	142,349
Brunel International NV	8,065	97,744
Corbion NV	16,447	563,068
Flow Traders	10,451	354,409
ForFarmers NV	10,101	37,921
Fugro NV (a)	20,885	250,996
Heijmans NV	7,961	130,348
Hunter Douglas NV (a)	392	74,772
IMCD NV	2,564	435,951
Intertrust NV (a)	15,775	342,549
Kendrion NV	4,279	92,176
Koninklijke BAM Groep NV (a)	99,485	299,311
Koninklijke Vopak NV	7,916	256,123
Lucas Bols B.V. (a)	1,325	15,728
MFE-MediaForEurope NV - Class A (a) (d)	120,075	83,787
MFE-MediaForEurope NV - Class B (d)	95,311	109,977
Nedap NV	1,849	130,632

BHFTII-95

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Netherlands—(Continued)
New World Resources plc (a) (b) (c)	11,898	$0
OCI NV (a)	19,201	676,029
Ordina NV	33,735	173,118
PostNL NV	140,500	535,406
Rhi Magnesita NV (d)	4,696	152,876
SBM Offshore NV (d)	44,193	702,308
SIF Holding NV	1,259	16,308
Signify NV	31,954	1,489,963
Sligro Food Group NV (a)	8,989	217,641
SNS REAAL NV (a) (b) (c)	105,329	0
TKH Group NV	11,770	656,561
TomTom NV (a)	22,362	206,581
Van Lanschot Kempen NV	6,057	160,150

		16,985,692

New Zealand—0.6%
Air New Zealand, Ltd. (a) (d)	72,013	64,092
Arvida Group, Ltd. (d)	91,546	108,896
Briscoe Group, Ltd.	13,123	52,183
Chorus, Ltd.	90,567	464,249
Delegat Group, Ltd.	6,671	60,945
Eroad, Ltd. (a)	4,808	14,546
Freightways, Ltd.	28,712	245,247
Gentrack Group, Ltd. (a)	7,810	9,577
Hallenstein Glasson Holdings, Ltd.	13,182	59,246
Heartland Group Holdings, Ltd.	104,855	163,022
Investore Property, Ltd. (REIT)	46,089	54,952
KMD Brands Ltd.	106,864	100,492
Michael Hill International, Ltd.	82,929	73,386
NEW Zealand King Salmon Investments, Ltd. (a)	8,061	5,143
New Zealand Refining Co., Ltd. (The) (a)	39,302	28,289
NZME, Ltd.	71,247	85,496
NZX, Ltd.	74,928	73,939
Oceania Healthcare, Ltd.	106,494	77,220
Pacific Edge, Ltd. (a) (d)	89,677	59,359
PGG Wrightson, Ltd.	5,854	17,971
Pushpay Holdings, Ltd. (a) (d)	101,573	79,660
Restaurant Brands New Zealand, Ltd. (a) (d)	7,507	71,934
Sanford, Ltd. (a) (d)	17,782	57,902
Scales Corp., Ltd.	25,709	91,570
Serko, Ltd. (a)	5,880	18,967
Skellerup Holdings, Ltd.	44,588	183,939
SKY Network Television, Ltd. (a) (d)	45,879	91,857
SKYCITY Entertainment Group, Ltd.	180,796	359,267
Steel & Tube Holdings, Ltd.	51,732	56,223
Summerset Group Holdings, Ltd.	28,760	233,395
Synlait Milk, Ltd. (a) (d)	17,226	39,475
Tourism Holdings, Ltd. (a) (d)	26,255	51,928
TOWER, Ltd.	53,852	26,152
Trustpower, Ltd. (d)	13,980	68,272
Turners Automotive Group, Ltd.	8,394	23,564
Warehouse Group, Ltd. (The)	26,369	60,583
Z Energy, Ltd.	89,671	232,973

		3,565,911

Nigeria—0.0%
Airtel Africa plc	121,080	220,203

Norway—0.9%
2020 Bulkers, Ltd.	1,029	14,076
ABG Sundal Collier Holding ASA	134,443	129,917
Akastor ASA (a) (d)	47,184	43,730
Aker Solutions ASA (a)	65,910	226,493
American Shipping Co. ASA (a)	16,816	61,925
Arcticzymes Technologies ASA (a)	3,275	28,549
Atea ASA (a)	18,057	270,056
Axactor SE (a) (d)	50,628	38,233
B2Holding ASA	54,575	57,223
Bonheur ASA	8,017	324,957
Borregaard ASA	841	16,603
Bouvet ASA	4,324	34,222
BW Energy, Ltd. (a)	25,058	76,217
BW Offshore, Ltd.	24,958	82,255
Crayon Group Holding ASA (a)	8,386	157,842
DNO ASA	137,884	201,246
Europris ASA	48,402	310,259
Fjordkraft Holding ASA	15,787	60,098
Frontline, Ltd. (a)	24,578	213,134
Golden Ocean Group, Ltd.	20,211	248,523
Grieg Seafood ASA (a)	13,378	181,830
Hexagon Composites ASA (a)	36,341	130,091
IDEX Biometrics ASA (a)	200,592	42,595
Itera ASA	17,553	23,871
Kid ASA	2,707	31,637
Kitron ASA (d)	28,832	65,841
Kongsberg Automotive ASA (a) (d)	222,670	63,546
Magnora ASA (a) (d)	5,982	13,459
Medistim ASA	1,357	40,555
MPC Container Ships ASA	39,419	131,662
Multiconsult ASA	727	11,629
Nekkar ASA (a)	8,927	8,263
Next Biometrics Group A/S (a)	16,529	11,609
Nordic Nanovector ASA (a)	17,091	29,021
Norske Skog ASA (a)	3,303	18,573
Norway Royal Salmon ASA	3,997	95,062
Norwegian Energy Co. ASA (a)	1,276	40,450
Odfjell Drilling, Ltd. (a)	25,648	70,163
Odfjell SE - A Shares (a)	1,949	8,377
Olav Thon Eiendomsselskap ASA	1,025	21,941
Otello Corp. ASA (a)	150	462
PGS ASA (a)	106,228	35,222
Protector Forsikring ASA	25,433	350,619
REC Silicon ASA (a)	64,361	106,213
Selvaag Bolig ASA	14,928	84,314
Sparebank 1 Oestlandet	1,802	28,621
SpareBank 1 Sorost-Norge	3,854	26,941
Sparebanken More	490	24,494
Stolt-Nielsen, Ltd.	6,538	123,030
TGS ASA	32,320	480,171
Treasure ASA	21,003	37,876
Ultimovacs ASA (a)	1,682	15,463
Veidekke ASA	28,524	395,578
Wallenius Wilhelmsen ASA (a)	14,567	106,954

BHFTII-96

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Wilh Wilhelmsen Holding ASA - Class A	3,078	$84,385
XXL ASA	45,078	57,049

		5,593,125

Peru—0.0%
Hochschild Mining plc	95,965	161,974

Philippines—0.0%
Del Monte Pacific, Ltd.	77,636	21,696

Portugal—0.4%
Altri SGPS S.A.	27,747	184,831
Banco Comercial Portugues S.A. - Class R (a) (d)	2,143,248	407,126
Banco Espirito Santo S.A. (a) (b) (c)	89,078	0
Corticeira Amorim SGPS S.A.	2,047	22,732
CTT-Correios de Portugal S.A.	47,697	236,701
Greenvolt-Energias Renovaveis S.A. (a)	504	4,153
Mota-Engil SGPS S.A. (a) (d)	25,385	37,714
Navigator Co. S.A. (The)	71,289	265,326
NOS SGPS S.A.	74,998	315,929
Novabase SGPS S.A. (a)	7,827	42,092
REN - Redes Energeticas Nacionais SGPS S.A.	122,322	385,444
Sonae SGPS S.A.	309,228	355,005

		2,257,053

Singapore—1.3%
Abterra, Ltd. (a) (b) (c)	51,720	279
AEM Holdings, Ltd.	38,400	133,012
Ascendas India Trust	242,700	212,387
Avarga, Ltd.	46,000	8,488
Banyan Tree Holdings, Ltd. (a)	97,700	21,580
Best World International, Ltd. (a) (b) (c)	43,144	8,047
BOC Aviation, Ltd.	23,400	183,849
Bonvests Holdings, Ltd.	18,000	12,351
Boustead Projects, Ltd.	24,607	17,482
Boustead Singapore, Ltd.	82,025	59,193
Bukit Sembawang Estates, Ltd.	56,100	207,194
BW LPG, Ltd.	21,752	148,263
Centurion Corp., Ltd. (a)	98,400	25,721
China Aviation Oil Singapore Corp., Ltd.	83,000	56,020
Chip Eng Seng Corp., Ltd.	136,300	45,209
Chuan Hup Holdings, Ltd.	125,000	20,789
ComfortDelGro Corp., Ltd.	427,500	468,136
COSCO Shipping International Singapore Co., Ltd. (a)	332,100	62,422
Creative Technology, Ltd. (a)	16,300	29,982
CSE Global, Ltd.	114,300	39,953
CW Group Holdings, Ltd. (a) (b) (c)	106,000	0
Delfi, Ltd.	80,600	45,422
Ezion Holdings, Ltd. (a) (b) (c)	753,729	4,504
Ezra Holdings, Ltd. (a) (b) (c)	1,000,703	1,521
Far East Orchard, Ltd.	74,044	60,368
First Resources, Ltd.	141,400	213,181
Food Empire Holdings, Ltd.	54,000	20,605
Fraser and Neave, Ltd.	36,400	36,455
Frencken Group, Ltd.	57,600	69,926
Fu Yu Corp., Ltd.	98,800	20,056

Singapore—(Continued)
Gallant Venture, Ltd. (a)	257,900	24,547
Geo Energy Resources, Ltd.	155,000	53,509
GK Goh Holdings, Ltd.	12,000	10,054
Golden Agri-Resources, Ltd.	1,606,500	359,135
Golden Energy & Resources, Ltd. (a)	69,000	26,248
GuocoLand, Ltd.	68,800	77,462
Halcyon Agri Corp., Ltd. (a)	155,813	28,113
Hanwell Holdings, Ltd.	19,000	5,676
Haw Par Corp., Ltd.	29,700	253,803
Hiap Hoe, Ltd.	58,000	31,826
Ho Bee Land, Ltd.	49,800	107,065
Hong Fok Corp., Ltd.	107,140	68,048
Hong Leong Asia, Ltd.	52,600	31,896
Hong Leong Finance, Ltd.	43,900	83,537
Hotel Grand Central, Ltd.	26,435	20,417
Hour Glass, Ltd. (The)	75,300	129,196
Hrnet Group, Ltd.	67,700	38,389
Hwa Hong Corp., Ltd.	138,000	30,036
Hyflux, Ltd. (a) (b) (c)	179,500	5,553
iFAST Corp., Ltd.	25,500	113,416
IGG, Inc.	227,000	107,702
Indofood Agri Resources, Ltd. (a)	152,000	44,024
InnoTek, Ltd.	17,400	8,133
Japfa, Ltd.	98,670	50,495
k1 Ventures, Ltd. (a) (b) (c)	80,800	0
Kenon Holdings, Ltd.	5,886	386,549
Keppel Infrastructure Trust	849,718	350,591
KSH Holdings, Ltd.	25,700	6,654
Low Keng Huat Singapore, Ltd.	122,600	42,967
Metro Holdings, Ltd.	141,600	78,453
Mewah International, Inc.	110,000	34,765
Midas Holdings, Ltd. (a) (b) (c)	452,000	12,006
mm2 Asia, Ltd. (a)	299,600	14,356
Nanofilm Technologies International, Ltd.	20,000	39,757
NetLink NBN Trust	185,600	133,449
NSL, Ltd.	15,000	9,719
Overseas Union Enterprise, Ltd.	70,300	68,445
Oxley Holdings, Ltd.	268,718	36,044
Pan-United Corp., Ltd.	53,750	16,578
Propnex, Ltd.	7,700	10,662
Q&M Dental Group Singapore, Ltd.	50,160	19,588
QAF, Ltd.	74,167	47,056
Raffles Education Corp., Ltd. (a)	335,506	16,506
Raffles Medical Group, Ltd.	229,411	197,580
Rickmers Maritime (a) (b) (c)	110,000	0
SBS Transit, Ltd.	25,600	56,310
Sembcorp Industries, Ltd.	234,400	459,702
Sembcorp Marine, Ltd. (a)	407,000	29,345
Sheng Siong Group, Ltd.	146,100	163,713
SHS Holdings, Ltd. (a)	47,000	5,375
SIA Engineering Co., Ltd. (a)	55,200	103,322
SIIC Environment Holdings, Ltd.	220,300	35,645
Sinarmas Land, Ltd.	618,500	104,823
Sing Holdings, Ltd.	82,000	23,898
Singapore Land Group, Ltd.	20,800	39,135
Singapore Post, Ltd.	414,200	197,923
Singapore Press Holdings, Ltd.	360,400	624,693

BHFTII-97

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Stamford Land Corp., Ltd.	300,200	$88,504
StarHub, Ltd.	117,100	111,216
Straits Trading Co., Ltd.	6,800	15,983
Swiber Holdings, Ltd. (a) (b) (c)	117,749	1,772
Thomson Medical Group, Ltd.	328,600	19,816
Tuan Sing Holdings, Ltd.	181,205	54,825
UMS Holdings, Ltd.	145,312	130,980
United Overseas Insurance, Ltd.	4,000	20,305
UOB-Kay Hian Holdings, Ltd.	121,277	146,395
Vicom, Ltd.	26,000	40,255
Wee Hur Holdings, Ltd.	85,000	12,088
Wing Tai Holdings, Ltd.	119,321	157,252
XP Power, Ltd.	4,868	221,071
Yeo Hiap Seng, Ltd.	20,155	12,977

		8,339,723

South Africa—0.2%
Investec plc	65,010	426,985
Mediclinic International plc (a)	122,923	572,735

		999,720

Spain—2.2%
Acerinox S.A.	66,512	728,767
Alantra Partners S.A.	6,139	112,911
Almirall S.A.	21,750	275,781
Amper S.A. (a) (d)	224,339	61,550
Applus Services S.A.	33,014	272,477
Atresmedia Corp. de Medios de Comunicacion S.A.	31,355	132,616
Azkoyen S.A.	3,142	19,052
Banco de Sabadell S.A. (d)	1,450,527	1,180,624
Bankinter S.A.	186,237	1,086,024
Caja de Ahorros del Mediterraneo (a) (b) (c) (d)	14,621	0
Cia de Distribucion Integral Logista Holdings S.A.	12,772	233,398
Cie Automotive S.A. (d)	13,586	308,455
Construcciones y Auxiliar de Ferrocarriles S.A.	5,880	192,784
Distribuidora Internacional de Alimentacion S.A. (a)	2,455,491	37,831
Ebro Foods S.A.	20,251	356,702
eDreams ODIGEO S.A. (a)	17,603	155,526
Elecnor S.A.	11,262	135,222
Enagas S.A.	57,504	1,277,808
Ence Energia y Celulosa S.A (a)	57,034	199,503
Ercros S.A. (a)	30,406	101,462
Faes Farma S.A.	100,057	404,911
Fluidra S.A.	14,698	421,724
Fomento de Construcciones y Contratas S.A.	12,522	149,987
Gestamp Automocion S.A.	18,173	63,466
Global Dominion Access S.A.	25,444	113,345
Grupo Catalana Occidente S.A.	14,264	435,715
Grupo Empresarial San Jose S.A. (d)	8,320	40,382
Grupo Ezentis S.A. (a) (d)	78,251	12,486
Iberpapel Gestion S.A.	1,128	19,568
Indra Sistemas S.A. (a)	42,149	468,201
Laboratorios Farmaceuticos Rovi S.A.	4,330	319,855
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros (d)	186,237	286,033
Mapfre S.A.	167,272	350,064

Spain—(Continued)
Mediaset Espana Comunicacion S.A. (a)	49,361	249,116
Melia Hotels International S.A. (a)	31,617	236,289
Metrovacesa S.A.	2,919	24,702
Miquel y Costas & Miquel S.A.	8,748	120,841
Neinor Homes S.A. (a)	4,237	55,631
Obrascon Huarte Lain S.A. (a)	47,913	48,929
Prim S.A. (d)	3,013	48,513
Promotora de Informaciones S.A. - Class A (a)	83,921	59,871
Prosegur Cash S.A.	11,698	7,620
Prosegur Cia de Seguridad S.A.	54,905	119,332
Realia Business S.A. (a)	143,011	132,247
Sacyr S.A. (d)	128,006	308,962
Solaria Energia y Medio Ambiente S.A. (a)	19,439	436,709
Talgo S.A. (a)	22,161	94,834
Tecnicas Reunidas S.A. (a)	11,115	94,792
Tubacex S.A. (a) (d)	32,455	65,877
Unicaja Banco S.A.	267,421	277,855
Vidrala S.A.	5,416	380,612
Viscofan S.A.	10,515	623,460
Vocento S.A. (a)	18,128	20,709
Zardoya Otis S.A.	14,196	110,693

		13,471,824

Sweden—3.0%
AcadeMedia AB	21,250	116,815
AddNode Group AB (d)	7,307	296,464
AFRY AB	5,236	105,017
Alimak Group AB	10,425	116,770
Alligo AB - Class B	8,890	130,739
Ambea AB	4,741	24,086
Annehem Fastigheter AB - Class B (a)	7,859	25,025
Arise AB (a)	4,852	24,568
Arjo AB - B Shares	55,404	467,753
Atrium Ljungberg AB - B Shares	8,077	164,365
Attendo AB (a) (d)	28,610	90,358
Beijer Alma AB	13,962	321,653
Beijer Electronics Group AB (a)	7,843	56,346
Bergman & Beving AB	10,176	151,963
Besqab AB	1,061	18,587
Betsson AB - Class B (a)	39,536	239,448
BHG Group AB (a) (d)	13,680	90,428
Bilia AB - A Shares	27,610	393,297
BioGaia AB - B Shares	1,519	90,174
Biotage AB	20,199	468,649
Bonava AB - B Shares	18,068	112,824
Boozt AB (a) (d)	4,572	58,527
Bravida Holding AB	44,355	509,724
Bufab AB (d)	11,463	405,915
Bulten AB	4,294	29,506
Bure Equity AB	5,995	194,011
Byggmax Group AB	18,326	135,386
Calliditas Therapeutics AB - Class B (a) (d)	1,493	14,042
Careium AB (a)	3,391	5,995
Catella AB	2,281	11,121
Catena AB (d)	7,656	463,063
Cellavision AB	2,146	71,318

BHFTII-98

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Sweden—(Continued)
Clas Ohlson AB - B Shares	15,608	$177,462
Cloetta AB - B Shares	79,517	216,943
Collector AB (a)	5,059	21,012
Coor Service Management Holding AB	24,209	193,876
Corem Property Group AB - B Shares	182,923	474,261
Dios Fastigheter AB	26,164	282,975
Doro AB (a)	3,391	9,714
Duni AB (a)	13,288	144,861
Dustin Group AB	21,864	186,572
Eastnine AB	7,088	80,148
Elanders AB - B Shares	1,453	21,087
Electrolux Professional AB - Class B (a)	42,587	261,334
Eltel AB (a)	18,428	24,449
Enea AB (a)	4,082	79,043
Eolus Vind AB - B Shares	935	9,615
eWork Group AB	2,864	32,812
Fagerhult AB	19,392	103,443
Fastighets AB Trianon	997	21,644
FastPartner AB - Class A	10,644	116,806
FastPartner AB - D Shares	332	2,940
Ferronordic AB	275	1,680
Fingerprint Cards AB - Class B (a) (d)	28,890	45,266
FormPipe Software AB	2,450	9,431
G5 Entertainment AB	208	4,590
GARO AB	4,784	78,116
GHP Specialty Care AB	7,172	26,248
Granges AB	31,689	311,061
Haldex AB (a)	16,480	71,499
Heba Fastighets AB - Class B	9,527	153,287
Hexatronic Group AB (d)	4,912	195,513
HMS Networks AB	5,072	237,576
Hoist Finance AB (a) (d)	12,983	39,611
Humana AB (a)	6,890	44,060
Instalco AB	38,975	291,486
INVISIO AB	1,473	26,748
Inwido AB	16,291	257,346
ITAB Shop Concept AB (a)	1,944	2,555
JM AB	17,370	550,273
John Mattson Fastighetsforetagen AB (a)	2,402	41,975
Karnov Group AB	12,337	78,241
Know It AB	7,992	264,557
Lagercrantz Group AB - B Shares (d)	64,002	723,803
LeoVegas AB	5,910	23,747
Lime Technologies AB	808	23,451
Lindab International AB	25,702	654,252
Loomis AB	14,627	399,931
Mekonomen AB (a)	11,543	135,593
MIPS AB	5,892	548,186
Modern Times Group MTG AB - B Shares (a)	20,045	291,811
Momentum Group (a)	8,890	75,640
Munters Group AB	7,077	43,434
Mycronic AB	17,551	326,484
NCAB Group AB	15,993	111,376
NCC AB - B Shares	14,914	211,357
Nederman Holding AB	7,692	156,285
Nelly Group AB (a)	2,434	6,203
Net Insight AB - Class B (a)	74,697	31,819

Sweden—(Continued)
New Wave Group AB - B Shares	19,643	317,698
Nobia AB	40,224	176,539
Nolato AB - B Shares	52,647	390,084
Nordic Waterproofing Holding AB	6,754	120,567
Note AB (a)	1,027	20,286
NP3 Fastigheter AB	11,449	376,836
Nyfosa AB	50,630	721,583
OEM International AB - B Shares	11,400	197,683
Pandox AB (a)	8,038	120,847
Peab AB - Class B	13,694	137,213
Platzer Fastigheter Holding AB - Class B (d)	15,422	190,228
Pricer AB - B Shares	32,212	66,504
Proact IT Group AB	8,496	61,733
Ratos AB - B Shares	61,820	317,829
RaySearch Laboratories AB (a)	7,859	43,015
Rejlers AB	804	11,337
Rottneros AB	26,936	31,979
Scandi Standard AB	18,069	68,390
Scandic Hotels Group AB (a)	23,341	106,866
Sdiptech AB - Class B (a)	1,095	42,000
Semcon AB	5,540	68,613
Sensys Gatso Group AB (a)	223,283	23,904
SkiStar AB	13,849	256,055
Softronic AB - B Shares	3,875	10,585
Solid Forsakring AB (a)	2,708	13,995
Stendorren Fastigheter AB (a)	1,576	45,296
Systemair AB	22,572	166,633
Tethys Oil AB	2,076	17,256
TF Bank AB	690	13,100
Troax Group AB	11,680	302,593
VBG Group AB - B Shares	2,387	35,344
Vitec Software Group AB - B Shares	4,122	212,279

		19,044,295

Switzerland—7.2%
Aevis Victoria S.A. (a)	892	17,568
Allreal Holding AG	4,342	929,900
ALSO Holding AG (a)	2,049	497,010
APG SGA S.A. (a)	390	82,178
Arbonia AG	14,726	288,893
Aryzta AG (a)	230,151	235,409
Ascom Holding AG (a)	3,201	35,864
Autoneum Holding AG (d)	1,187	164,080
Bachem Holding AG - Class B	603	330,897
Baloise Holding AG	3,602	641,856
Banque Cantonale de Geneve	750	132,704
Banque Cantonale Vaudoise	5,441	470,087
Belimo Holding AG	2,560	1,358,033
Bell Food Group AG	693	203,602
Bellevue Group AG	3,322	138,716
Berner Kantonalbank AG	1,494	361,807
BKW AG	6,201	776,213
Bobst Group S.A. (a)	3,214	314,415
Bossard Holding AG - Class A	2,139	500,359
Bucher Industries AG	2,031	820,619
Burckhardt Compression Holding AG	660	348,055

BHFTII-99

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Burkhalter Holding AG	1,499	$117,034
Bystronic AG	452	465,286
Calida Holding AG	1,703	93,777
Carlo Gavazzi Holding AG	124	37,383
Cembra Money Bank AG	9,521	698,357
Cicor Technologies, Ltd. (a) (d)	644	34,424
Cie Financiere Tradition S.A.	597	69,701
Clariant AG (a)	59,367	1,027,999
Coltene Holding AG (a)	1,490	167,166
Comet Holding AG	1,621	467,455
Daetwyler Holding AG	810	266,862
DKSH Holding AG	11,314	949,780
dormakaba Holding AG	835	427,659
Dufry AG (a)	14,576	611,111
EDAG Engineering Group AG (a)	3,171	43,078
EFG International AG (a)	30,423	234,690
Emmi AG	657	716,559
Energiedienst Holding AG	4,654	231,400
Evolva Holding S.A. (a) (d)	84,327	10,187
Feintool International Holding AG (a)	588	30,868
Fenix Outdoor International AG	1,091	122,346
Ferrexpo plc	101,799	245,441
Flughafen Zurich AG (a)	5,491	985,451
Forbo Holding AG	343	583,512
Fundamenta Real Estate AG	3,326	71,281
Galenica AG	13,396	1,029,033
GAM Holding AG (a) (d)	62,659	76,847
Georg Fischer AG	1,273	1,518,948
Gurit Holding AG (d)	143	229,802
Helvetia Holding AG	10,528	1,370,542
Hiag Immobilien Holding AG	1,881	211,815
Highlight Communications AG (a)	7,829	32,898
HOCHDORF Holding AG (a) (d)	174	7,702
Huber & Suhner AG	5,184	484,374
Hypothekarbank Lenzburg AG	3	13,701
Implenia AG (a) (d)	4,729	115,400
Ina Invest Holding AG (a)	1,388	28,880
Inficon Holding AG	501	573,786
Interroll Holding AG	220	724,132
Intershop Holding AG	466	322,240
Investis Holding S.A.	322	39,183
IWG plc (a)	194,505	664,077
Jungfraubahn Holding AG (a)	890	137,598
Kardex Holding AG	2,137	489,146
Komax Holding AG (a)	974	271,400
Kudelski S.A. (d)	13,221	47,160
Landis & Gyr Group AG (a)	4,126	260,974
LEM Holding S.A.	166	401,239
Luzerner Kantonalbank AG	1,001	469,249
Medacta Group S.A. (a)	1,064	126,766
Medartis Holding AG (a)	614	82,881
Medmix AG (a)	5,258	182,911
Meier Tobler Group AG (a)	1,744	39,385
Metall Zug AG - B Shares	78	179,045
Mikron Holding AG (a)	2,145	17,980
Mobilezone Holding AG	13,629	240,685
Mobimo Holding AG (a)	2,123	676,534

Switzerland—(Continued)
OC Oerlikon Corp. AG	62,425	497,892
Orascom Development Holding AG (a)	4,230	42,597
Orell Fuessli AG	331	31,369
Orior AG	1,947	190,002
Phoenix Mecano AG	274	115,813
Plazza AG - Class A	191	72,113
PSP Swiss Property AG	13,459	1,766,344
Resurs Holding AB	27,086	79,443
Rieter Holding AG (a)	1,344	216,897
Romande Energie Holding S.A.	111	147,140
Schaffner Holding AG	238	81,283
Schweiter Technologies AG	354	432,879
Schweizerische Nationalbank (d)	5	41,634
Sensirion Holding AG (a)	1,981	244,163
SFS Group AG	5,311	734,672
Siegfried Holding AG (a)	1,427	1,174,595
SIG Combibloc Group AG (a)	6,995	176,652
St. Galler Kantonalbank AG	970	483,769
Sulzer AG	5,258	435,052
Swiss Prime Site AG	13,836	1,363,935
Swiss Steel Holding AG (a)	161,565	48,076
Swissquote Group Holding S.A.	3,768	682,357
Tecan Group AG	2,185	861,134
TX Group AG (a)	1,079	179,089
U-Blox Holding AG (a)	2,199	212,879
V-ZUG Holding AG (a)	780	93,949
Valiant Holding AG	5,102	527,210
Valora Holding AG (a)	1,153	215,285
VAT Group AG	5,052	1,926,325
Vaudoise Assurances Holding S.A.	306	151,187
Vetropack Holding AG	4,400	205,409
Vifor Pharma AG (a)	5,691	1,014,655
Von Roll Holding AG (a)	16,704	19,544
Vontobel Holding AG	9,439	793,286
VZ Holding AG	4,180	395,353
Walliser Kantonalbank	1,345	162,987
Warteck Invest AG	53	135,820
Ypsomed Holding AG (d)	621	108,887
Zehnder Group AG	4,202	363,261
Zug Estates Holding AG - B Shares	83	181,349
Zuger Kantonalbank AG	57	453,049

		45,482,720

Taiwan—0.0%
FIT Hon Teng, Ltd. (a)	80,000	11,830

Tanzania—0.0%
Helios Towers plc (a)	110,176	166,840

United Arab Emirates—0.0%
Lamprell plc (a)	100,553	38,200

United Kingdom—11.9%
4imprint Group plc	7,046	258,682
888 Holdings plc	95,449	230,108
A.G. Barr plc	34,817	244,424

BHFTII-100

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Advanced Medical Solutions Group plc	28,754	$112,097
Air Partner plc	4,960	8,103
AJ Bell plc	46,708	185,619
Alfa Financial Software Holdings plc	5,160	10,706
Alliance Pharma plc	87,282	131,990
Anglo Pacific Group plc	51,447	119,200
Anglo-Eastern Plantations plc	5,782	58,004
Appreciate Group plc	23,099	7,112
Aptitude Software Group plc	1,319	5,319
Ascential plc (a)	74,373	338,097
Ashmore Group plc	97,994	297,490
Avon Protection plc	8,677	148,106
Babcock International Group plc (a)	152,440	647,249
Bakkavor Group plc	12,493	18,425
Balfour Beatty plc	201,378	677,891
Beazley plc	163,069	895,781
Begbies Traynor Group plc (d)	20,686	31,426
Bellway plc	19,119	607,503
Biffa plc	44,517	186,024
Bloomsbury Publishing plc	28,218	156,423
Bodycote plc	64,772	533,948
boohoo Group plc (a)	12,408	14,347
Braemar Shipping Services plc (d)	7,120	21,347
Brewin Dolphin Holdings plc	98,930	664,428
Britvic plc	74,790	789,878
Bytes Technology Group plc	40,288	262,486
Capita plc (a)	344,633	93,595
Capricorn Energy plc (a)	170,133	490,911
Card Factory plc (a)	103,756	61,675
CareTech Holdings plc	15,279	138,759
Carr’s Group plc	19,239	38,552
Castings plc	2,870	11,260
Cazoo Group, Ltd. (a)	27,925	77,073
Centaur Media plc	92,526	58,342
Central Asia Metals plc	20,359	63,161
Centrica plc (a)	925,921	969,209
Chemring Group plc	102,749	438,827
Chesnara plc	50,709	201,594
Cineworld Group plc (a) (d)	28,804	12,233
Clarkson plc	8,219	396,777
Clinigen Group plc	18,679	226,353
Clipper Logistics plc	12,531	144,794
Close Brothers Group plc	45,801	710,918
CLS Holdings plc	16,645	43,621
CMC Markets plc	42,124	140,046
Coats Group plc	273,031	273,937
Computacenter plc	22,674	871,084
Concentric AB	11,928	258,889
ContourGlobal plc	28,299	70,877
Costain Group plc (a)	35,950	18,628
Countryside Partnerships plc (a)	139,641	494,471
Cranswick plc	15,732	726,133
Crest Nicholson Holdings plc	83,456	291,285
Currys plc	250,394	297,858
CVS Group plc	15,668	367,493
De La Rue plc (a) (d)	52,440	74,504
Devro plc	56,716	155,188

United Kingdom—(Continued)
DFS Furniture plc	51,390	140,215
Dialight plc (a) (d)	5,140	24,365
Dignity plc (a) (d)	19,579	129,879
Diploma plc	24,018	825,954
DiscoverIE Group plc	22,813	234,616
Domino’s Pizza Group plc	134,943	669,621
dotdigital group plc	41,626	45,238
Drax Group plc	123,481	1,271,106
Dunelm Group plc	27,630	393,629
DWF Group plc	20,571	30,908
EKF Diagnostics Holdings plc	38,020	21,532
Elementis plc (a)	202,330	313,766
EMIS Group plc	13,707	239,529
Energean plc (a)	19,818	309,342
EnQuest plc (a)	515,849	207,760
Epwin Group plc	14,369	16,977
Ergomed plc (a)	4,933	87,283
Essentra plc	94,236	388,969
Euromoney Institutional Investor plc	32,940	426,294
FD Technologies plc (a)	482	12,163
FDM Group Holdings plc	18,975	263,514
Fevertree Drinks plc	28,738	673,198
Firstgroup plc (a)	136,404	198,231
Flex LNG, Ltd.	8,311	230,255
Flowtech Fluidpower plc (a)	6,703	12,100
Forterra plc	58,426	178,292
Foxtons Group plc	74,860	42,015
Frasers Group plc (a)	60,772	502,840
Frontier Developments plc (a)	1,358	22,250
Fuller Smith & Turner plc - Class A	9,279	74,272
Funding Circle Holdings plc (a)	10,326	9,955
Future plc	3,296	112,158
FW Thorpe plc	6,310	37,847
Galliford Try Holdings plc	49,848	116,021
Games Workshop Group plc	6,981	664,045
Gamma Communications plc	10,934	194,330
Gem Diamonds, Ltd.	44,142	32,694
Genel Energy plc	14,530	35,350
Genuit Group plc	68,299	439,125
Genus plc	1,201	44,318
Georgia Capital plc (a)	7,105	58,513
Go-Ahead Group plc (The) (a)	14,801	157,422
Gooch & Housego plc	2,212	29,088
Goodwin plc	188	8,365
Grafton Group plc	67,734	870,754
Grainger plc	208,838	797,876
Greggs plc	29,520	950,214
Gulf Keystone Petroleum, Ltd.	64,377	200,958
Gym Group plc (The) (a)	49,004	124,669
H&T Group plc	1,027	4,664
Halfords Group plc	72,677	234,323
Harworth Group plc	4,382	10,240
Hays plc	457,753	733,174
Headlam Group plc	31,939	159,215
Helical plc	38,476	207,054
Henry Boot plc	14,477	60,012
Hill & Smith Holdings plc	26,057	500,873

BHFTII-101

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Hilton Food Group plc	19,243	$312,974
Hiscox, Ltd.	68,213	879,413
Hollywood Bowl Group plc (a)	35,798	113,014
HomeServe plc	4,134	45,552
Hunting plc	52,837	207,693
Hyve Group plc (a)	76,414	70,758
Ibstock plc	123,730	283,251
IDOX plc (d)	75,537	62,396
IG Group Holdings plc	88,761	952,542
IMI plc	51,741	922,141
Impax Asset Management Group plc	13,684	176,634
Inchcape plc	117,929	1,029,452
Indivior plc (a)	153,822	564,981
IntegraFin Holdings plc	46,352	256,057
International Personal Finance plc	79,366	106,963
iomart Group plc (d)	16,833	35,884
IP Group plc	225,731	263,222
IQE plc (a) (d)	33,849	14,990
J.D. Wetherspoon plc (a)	24,696	251,929
James Fisher & Sons plc (a)	17,856	81,104
James Halstead plc	41,749	126,641
Jet2 plc (a)	22,038	330,254
John Menzies plc (a)	23,155	180,320
John Wood Group plc (a)	195,202	412,197
Johnson Service Group plc (a)	61,047	93,900
Joules Group plc (a)	4,111	3,006
Jupiter Fund Management plc	156,485	423,215
Just Group plc (a)	211,144	242,229
Kainos Group plc	20,314	351,148
Keller Group plc	23,721	258,569
Kier Group plc (a)	94,700	105,592
Kin & Carta plc (a)	51,298	170,970
Lancashire Holdings, Ltd.	72,054	405,942
Learning Technologies Group plc	112,961	240,262
Liontrust Asset Management plc	12,072	201,168
Lookers plc (a)	131,372	158,854
LSL Property Services plc	25,826	131,189
Luceco plc	31,684	84,714
M&C Saatchi plc (a)	3,677	7,917
Man Group plc	461,786	1,407,559
Marks & Spencer Group plc (a)	324,090	655,948
Marshalls plc	60,744	539,974
Marston’s plc (a)	258,409	275,229
McBride plc (a)	63,975	35,618
Mears Group plc	41,542	112,202
Medica Group plc	4,619	9,364
Meggitt plc (a)	117,808	1,175,009
Metro Bank plc (a)	2,816	3,332
Micro Focus International plc	44,529	236,025
Midwich Group plc (d)	2,103	17,356
Mitchells & Butlers plc (a)	103,172	315,698
Mitie Group plc	406,977	291,860
MJ Gleeson plc	13,112	101,443
Moneysupermarket.com Group plc	146,027	363,834
Morgan Advanced Materials plc	95,467	387,258
Morgan Sindall Group plc	14,642	461,500
Mortgage Advice Bureau Holdings, Ltd.	6,665	100,022

United Kingdom—(Continued)
Motorpoint group plc (a)	14,323	52,568
MP Evans Group plc	1,196	16,470
N Brown Group plc (a)	62,840	24,781
Naked Wines plc (a)	1,427	6,736
National Express Group plc (a)	190,696	581,999
NCC Group plc	88,729	211,617
Next Fifteen Communications Group plc	16,972	297,377
Ninety One plc	48,829	163,452
Norcros plc	11,343	38,329
Numis Corp. plc	16,141	54,264
Odfjell Technology Ltd. (a)	4,275	9,852
On the Beach Group plc (a)	32,313	99,233
OSB Group plc	67,797	499,958
Oxford Biomedica plc (a)	11,450	101,274
Oxford Instruments plc	18,083	499,155
Pagegroup plc	102,025	657,141
Pan African Resources plc	368,191	107,715
Paragon Banking Group plc	81,611	532,531
Parkmead Group plc (The) (a)	28,991	19,205
PayPoint plc	20,570	156,922
Pendragon plc (a)	345,188	127,393
Pennon Group plc	54,352	766,162
Petrofac, Ltd. (a)	95,267	129,571
Pets at Home Group plc	171,293	810,575
Pharos Energy plc (a)	50,968	18,263
Photo-Me International plc (a)	89,030	83,364
Playtech plc (a)	90,374	697,721
Polar Capital Holdings plc	16,568	134,976
Porvair plc	8,570	70,631
PPHE Hotel Group, Ltd. (a)	3,290	62,578
Premier Foods plc	241,797	361,183
Provident Financial plc (a)	52,029	209,115
PZ Cussons plc	74,104	190,337
QinetiQ Group plc	170,380	679,635
Quilter plc	517,517	961,182
Rank Group plc (a)	54,017	94,717
Rathbones Group plc	17,130	443,844
Reach plc	159,041	382,128
Redde Northgate plc	57,053	322,431
Redrow plc	89,477	611,397
Renew Holdings plc	8,917	79,863
Renewi plc (a)	25,541	221,147
Renishaw plc	2,766	139,681
Renold plc (a)	238	64
Restaurant Group plc (The) (a)	92,660	73,893
Ricardo plc	13,452	69,177
River & Mercantile Group plc	112	388
RM plc	43,283	84,943
Robert Walters plc	16,356	149,451
Rotork plc	249,530	1,062,751
RPS Group plc	100,537	137,608
RWS Holdings plc	12,286	59,688
S&U plc	1,188	37,734
Sabre Insurance Group plc	44,771	136,310
Saga plc (a)	8,514	25,908
Savills plc	45,458	660,753
Secure Trust Bank plc	458	7,673

BHFTII-102

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Senior plc (a)	166,890	$277,491
Serco Group plc	51,037	96,046
Serica Energy plc	20,470	106,994
Severfield plc	100,890	88,723
SIG plc (a)	255,262	144,122
Smart Metering Systems plc	19,388	200,473
Smiths News plc	20,535	9,224
Softcat plc	30,324	676,144
Spectris plc	6,489	220,384
Speedy Hire plc	177,240	125,393
Spire Healthcare Group plc (a)	58,762	188,300
Spirent Communications plc	181,575	566,219
Sportech plc (a)	8,446	3,857
SSP Group plc (a)	177,745	528,307
Stagecoach Group plc (a)	144,489	201,675
SThree plc	41,761	225,474
Stobart Group, Ltd. (a)	102,535	14,731
Studio Retail Group plc (a) (b) (c)	17,439	26,345
STV Group plc	7,194	29,403
Superdry plc (a)	18,185	38,118
Synthomer plc	101,465	406,045
T. Clarke plc	15,381	29,483
Tate & Lyle plc	116,405	1,118,214
TBC Bank Group plc	4,639	66,842
Ted Baker plc (a)	15,673	26,295
Telecom Plus plc	18,238	364,563
Topps Tiles plc	61,961	45,431
TORM plc - Class A (a)	8,003	68,741
TP ICAP Group plc	235,823	458,566
Travis Perkins plc	50,576	816,709
Treatt plc	8,866	131,553
Trellus Health Ltd. (a)	2,339	0
Trifast plc	20,432	30,710
TT electronics plc	60,814	163,382
Tyman plc	21,078	87,371
Ultra Electronics Holdings plc	22,478	977,312
Vertu Motors plc	46,012	39,072
Vesuvius plc	68,585	306,394
Victrex plc	25,139	601,112
Virgin Money UK plc	194,812	435,198
Vistry Group plc	65,780	810,464
Vitec Group plc (The)	10,351	183,205
Vivo Energy plc	53,383	95,612
Volex plc	20,438	70,762
Volution Group plc	31,181	170,541
Vp plc	4,147	45,790
Watches of Switzerland Group plc (a)	32,275	478,566
Watkin Jones plc	36,280	121,929
WH Smith plc (a)	19,684	368,458
Wickes Group plc	76,029	183,368
Wincanton plc	40,925	207,069
Xaar plc (a)	18,088	61,069
Young & Co’s Brewery plc - Class A	4,640	86,076
Young & Co’s Brewery plc (Non-Voting Shares)	1,744	15,259
Zotefoams plc	7,268	31,335

		74,812,631

United States—0.4%
Argonaut Gold, Inc. (a)	80,499	157,759
Arko Corp. (d)	9,286	84,503
Burford Capital, Ltd.	33,018	300,469
Diversified Energy Co., plc	107,722	167,255
Energy Fuels, Inc. (a) (d)	14,915	137,321
Frontage Holdings Corp. (a)	58,000	21,222
Ormat Technologies, Inc.	1	45
Primo Water Corp.	2,400	34,200
PureTech Health plc (a)	45,320	117,838
Razer, Inc. (a)	666,000	216,622
Reliance Worldwide Corp., Ltd.	151,455	475,548
Sims, Ltd.	51,085	819,010
Varia US Properties AG (a)	1,203	73,891
Viemed Healthcare, Inc. (a)	3,244	16,155
Vobile Group, Ltd. (a) (d)	163,000	98,828

		2,720,666

Total Common Stocks (Cost $551,366,877)		620,041,964

Preferred Stocks—0.3%

Germany—0.3%
Biotest AG (a)	5,357	219,269
Draegerwerk AG & Co. KGaA	3,031	167,733
Fuchs Petrolub SE	17,122	622,011
Jungheinrich AG	16,854	491,552
Sixt SE	4,716	354,170
Sto SE & Co. KGaA	618	141,147
Villeroy & Boch AG	505	13,366

Total Preferred Stocks (Cost $1,839,524)		2,009,248

Warrants—0.0%

Australia—0.0%
Decmil Group, Ltd., Expires 09/15/22 (a)	4,018	0

Canada—0.0%
Cenovus Energy, Inc. (a)	807	9,360

Italy—0.0%
Webuild S.p.A (a) (d)	6,346	0

Singapore—0.0%
Ezion Holdings, Ltd., Expires 04/16/23 (a)	309,737	0

Total Warrants (Cost $3,005)		9,360

Rights—0.0%

Australia—0.0%
Centrebet International, Ltd. (Litigation Units) (a)	9,600	0

BHFTII-103

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Rights—(Continued)

Security Description	Shares/ Principal Amount*	Value

Austria—0.0%
CA Immobilien Anlagen AG (a)	21,414	$0
IMMOFINANZ AG (a) (d)	28,505	0
Intercell AG (a) (b) (c)	24,163	0

		0

Hong Kong—0.0%
Fortune Oil CVR (a) (b) (c)	575,627	0

Sweden—0.0%
Karo Pharma AB (a)	4,962	94

Total Rights (Cost $0)		94

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $1,130,632; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $1,153,345.	1,130,632	1,130,632

Total Short-Term Investments (Cost $1,130,632)		1,130,632

Securities Lending Reinvestments (e)—8.6%

Certificate of Deposit—0.0%
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	200,000	199,966

Commercial Paper—0.2%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (f)	1,000,000	1,000,399

Repurchase Agreements—4.1%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $2,036,006; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $2,076,710.	2,035,990	2,035,990
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $800,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $816,000.	800,000	800,000

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $800,007; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $816,455.	800,000	800,000
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $3,500,218; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $3,571,991.	3,500,000	3,500,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $3,300,289; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $3,649,136.	3,300,000	3,300,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $6,000,073; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $6,662,259.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,100,104; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,221,414.	1,100,000	1,100,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $2,300,023; collateralized by various Common Stock with an aggregate market value of $2,555,766.	2,300,000	2,300,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $1,300,014; collateralized by various Common Stock with an aggregate market value of $1,444,564.	1,300,000	1,300,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $4,000,046; collateralized by various Common Stock with an aggregate market value of $4,445,159.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $800,065; collateralized by various Common Stock with an aggregate market value of $889,032.	800,000	800,000

		25,935,990

BHFTII-104

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—1.6%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	2,000,000	$2,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Rabobank (New York) 0.310%, 04/01/22	2,000,000	2,000,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		10,000,000

Mutual Funds—2.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (g)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (g)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (g)	7,000,000	7,000,000

		17,000,000

Total Securities Lending Reinvestments (Cost $54,135,979)		54,136,355

Total Investments—107.8% (Cost $608,476,017)		677,327,653
Other assets and liabilities (net)—(7.8)%		(48,931,324)

Net Assets—100.0%		$628,396,329

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.1% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $67,671,248 and the collateral received consisted of cash in the amount of $54,135,834 and non-cash collateral with a value of $20,493,977. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Machinery	6.3
Metals & Mining	6.0
Real Estate Management & Development	4.9
Banks	4.3
Oil, Gas & Consumable Fuels	4.3
Capital Markets	3.7
Chemicals	3.5
Food Products	3.2
Electronic Equipment, Instruments & Components	3.1
Construction & Engineering	3.0

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt

BHFTII-105

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$820,429	$41,319,469	$302,059	$42,441,957
Austria	—	9,294,073	0	9,294,073
Belgium	—	10,846,013	—	10,846,013
Cambodia	—	209,745	—	209,745
Canada	73,574,648	206,182	1,184	73,782,014
China	352,612	570,897	—	923,509
Colombia	96,816	—	—	96,816
Denmark	—	13,592,799	—	13,592,799
Faeroe Islands	—	21,012	—	21,012
Finland	—	13,368,553	—	13,368,553
France	—	28,978,183	1,278	28,979,461
Georgia	—	207,687	—	207,687
Germany	—	40,572,296	—	40,572,296
Ghana	—	343,439	—	343,439
Greenland	—	12,863	—	12,863
Guernsey, Channel Islands	—	—	0	0
Hong Kong	888,031	13,313,616	66,172	14,267,819
India	—	99,389	—	99,389
Ireland	—	3,712,764	—	3,712,764
Isle of Man	—	64,209	—	64,209
Israel	290,484	12,303,870	—	12,594,354
Italy	—	21,023,373	—	21,023,373
Japan	—	136,238,435	135,747	136,374,182
Jersey, Channel Islands	—	689,984	—	689,984
Liechtenstein	—	319,796	—	319,796
Luxembourg	—	1,975,366	—	1,975,366
Macau	—	214,216	—	214,216
Malta	—	13,082	—	13,082
Mongolia	94,716	12,374	—	107,090
Netherlands	—	16,985,692	0	16,985,692
New Zealand	—	3,565,911	—	3,565,911
Nigeria	—	220,203	—	220,203
Norway	—	5,593,125	—	5,593,125
Peru	—	161,974	—	161,974
Philippines	—	21,696	—	21,696
Portugal	—	2,257,053	0	2,257,053
Singapore	134,932	8,171,109	33,682	8,339,723
South Africa	—	999,720	—	999,720
Spain	—	13,471,824	0	13,471,824
Sweden	75,640	18,968,655	—	19,044,295
Switzerland	1,014,655	44,468,065	—	45,482,720

BHFTII-106

Brighthouse Funds Trust II

Brighthouse/Dimensional International Small Company Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Taiwan	$—	$11,830	$—	$11,830
Tanzania	—	166,840	—	166,840
United Arab Emirates	—	38,200	—	38,200
United Kingdom	145,267	74,641,019	26,345	74,812,631
United States	429,938	2,290,728	—	2,720,666
Total Common Stocks	77,918,168	541,557,329	566,467	620,041,964
Preferred Stocks
Germany	219,269	1,789,979	—	2,009,248
Warrants
Australia	—	0	—	0
Canada	9,360	—	—	9,360
Italy	—	0	—	0
Singapore	—	0	—	0
Total Warrants	9,360	0	—	9,360
Rights
Australia	—	0	—	0
Austria	—	0	0	0
Hong Kong	—	—	0	0
Sweden	94	—	—	94
Total Rights	94	0	0	94
Total Short-Term Investment*	—	1,130,632	—	1,130,632
Securities Lending Reinvestments
Certificate of Deposit	—	199,966	—	199,966
Commercial Paper	—	1,000,399	—	1,000,399
Repurchase Agreements	—	25,935,990	—	25,935,990
Time Deposits	—	10,000,000	—	10,000,000
Mutual Funds	17,000,000	—	—	17,000,000
Total Securities Lending Reinvestments	17,000,000	37,136,355	—	54,136,355
Total Investments	$95,146,891	$581,614,295	$566,467	$677,327,653

Collateral for Securities Loaned (Liability)	$—	$(54,135,834)	$—	$(54,135,834)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

During the period ended March 31, 2022, transfers into Level 3 in the amount of $556,989 were due to trading halts on the securities’ respective exchanges which resulted in the lack of observable inputs.

During the period ended March 31, 2022, transfers out of Level 3 in the amount of $27,255 were due to the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTII-107

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—61.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Boeing Co. (The) (a)	13,943	$2,670,084
General Dynamics Corp.	20,432	4,927,790
L3Harris Technologies, Inc.	10,836	2,692,421
Raytheon Technologies Corp.	71,724	7,105,697

		17,395,992

Air Freight & Logistics—0.2%
FedEx Corp.	10,148	2,348,146

Airlines—0.2%
JetBlue Airways Corp. (a) (b)	110,847	1,657,162
Southwest Airlines Co. (a)	11,631	532,700

		2,189,862

Automobiles—0.6%
Tesla, Inc. (a)(b)	7,694	8,291,054

Banks—0.3%
PNC Financial Services Group, Inc. (The)	22,431	4,137,398

Beverages—0.7%
Constellation Brands, Inc. - Class A	32,893	7,575,916
Monster Beverage Corp. (a)	27,428	2,191,497

		9,767,413

Biotechnology—1.1%
Alnylam Pharmaceuticals, Inc. (a)	2,823	460,968
Apellis Pharmaceuticals, Inc. (a)	5,006	254,355
Ascendis Pharma A/S (ADR) (a) (b)	4,134	485,166
Biogen, Inc. (a)	4,848	1,020,989
Blueprint Medicines Corp. (a)	2,763	176,500
Celldex Therapeutics, Inc. (a)	4,714	160,559
Exact Sciences Corp. (a) (b)	20,221	1,413,852
Genmab A/S (ADR) (a)	12,223	442,228
Horizon Therapeutics plc (a)	3,832	403,165
Incyte Corp. (a)	6,842	543,392
Kymera Therapeutics, Inc. (a) (b)	4,104	173,681
Mirati Therapeutics, Inc. (a)	1,740	143,063
Moderna, Inc. (a)	1,792	308,690
Myovant Sciences, Ltd. (a)(b)	73,499	979,007
Neurocrine Biosciences, Inc. (a)	2,592	243,000
Regeneron Pharmaceuticals, Inc. (a)	3,068	2,142,752
REVOLUTION Medicines, Inc. (a) (b)	5,811	148,238
Sarepta Therapeutics, Inc. (a)	2,689	210,065
Seagen, Inc. (a)	5,194	748,196
United Therapeutics Corp. (a)	1,534	275,215
Veracyte, Inc. (a)(b)	29,431	811,413
Vertex Pharmaceuticals, Inc. (a)	10,251	2,675,203

		14,219,697

Building Products—0.6%
Johnson Controls International plc	78,171	5,125,673
Trane Technologies plc	13,639	2,082,675
Zurn Water Solutions Corp.	38,663	1,368,670

		8,577,018

Capital Markets—3.4%
Ares Management Corp. - Class A	97,643	7,931,541
Charles Schwab Corp. (The)	220,031	18,550,814
Hamilton Lane, Inc. - Class A (b)	28,948	2,237,391
Morgan Stanley	64,229	5,613,614
S&P Global, Inc. (b)	27,225	11,167,150

		45,500,510

Chemicals—1.7%
Cabot Corp. (b)	45,069	3,083,170
Celanese Corp.	22,594	3,228,005
FMC Corp. (b)	32,411	4,264,315
Ingevity Corp. (a)	17,291	1,107,834
Linde plc	18,683	5,967,911
Livent Corp. (a) (b)	41,310	1,076,952
PPG Industries, Inc.	26,139	3,426,039

		22,154,226

Communications Equipment—0.4%
Arista Networks, Inc. (a)	33,186	4,612,190

Construction & Engineering—0.0%
Fluor Corp. (a) (b)	14,902	427,538

Consumer Finance—1.0%
American Express Co.	64,434	12,049,158
OneMain Holdings, Inc.	26,600	1,261,106

		13,310,264

Containers & Packaging—0.1%
Ball Corp.	15,649	1,408,410

Diversified Financial Services—0.4%
Equitable Holdings, Inc.	151,957	4,696,991
Voya Financial, Inc. (b)	14,360	952,786

		5,649,777

Electric Utilities—2.0%
Constellation Energy Corp.	37,483	2,108,419
Duke Energy Corp.	66,033	7,373,245
Edison International (b)	76,760	5,380,876
Exelon Corp.	108,615	5,173,332
FirstEnergy Corp. (b)	138,174	6,336,660

		26,372,532

Electrical Equipment—0.1%
Emerson Electric Co.	12,264	1,202,485
Regal Rexnord Corp.	1,204	179,131

		1,381,616

Energy Equipment & Services—0.2%
Schlumberger NV	73,093	3,019,472

Entertainment—0.6%
Electronic Arts, Inc.	24,058	3,043,577
Netflix, Inc. (a)	1,859	696,363

BHFTII-108

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Entertainment—(Continued)
Roku, Inc. (a)	34,552	$4,328,329

		8,068,269

Equity Real Estate Investment Trusts—1.4%
American Tower Corp.	12,263	3,080,711
AvalonBay Communities, Inc.	13,046	3,240,235
Rexford Industrial Realty, Inc.	59,157	4,412,521
Ryman Hospitality Properties, Inc. (a)	32,266	2,993,317
Welltower, Inc.	50,240	4,830,073

		18,556,857

Food & Staples Retailing—1.5%
Performance Food Group Co. (a)	272,200	13,857,702
Sysco Corp.	77,807	6,352,942

		20,210,644

Food Products—1.1%
Hershey Co. (The)	21,477	4,652,562
Mondelez International, Inc. - Class A	151,391	9,504,327

		14,156,889

Health Care Equipment & Supplies—1.9%
Align Technology, Inc. (a)	4,263	1,858,668
Baxter International, Inc.	41,953	3,253,036
Boston Scientific Corp. (a)	103,099	4,566,255
Edwards Lifesciences Corp. (a)	36,093	4,248,868
Inari Medical, Inc. (a)	15,443	1,399,753
Insulet Corp. (a)	8,264	2,201,447
Stryker Corp.	18,549	4,959,075
Teleflex, Inc.	9,075	3,220,082

		25,707,184

Health Care Providers & Services—2.2%
Agilon Health, Inc. (a) (b)	110,691	2,806,017
Anthem, Inc.	10,590	5,202,020
Centene Corp. (a)	52,473	4,417,702
HCA Healthcare, Inc.	8,468	2,122,250
Humana, Inc.	16,670	7,254,284
Laboratory Corp. of America Holdings (a)	4,667	1,230,501
McKesson Corp.	6,974	2,134,951
UnitedHealth Group, Inc.	9,061	4,620,838

		29,788,563

Hotels, Restaurants & Leisure—1.2%
Airbnb, Inc. - Class A (a)	46,425	7,973,958
Hyatt Hotels Corp. - Class A (a)	23,264	2,220,549
Starbucks Corp.	65,005	5,913,505

		16,108,012

Industrial Conglomerates—0.4%
Honeywell International, Inc.	24,543	4,775,577

Insurance—1.9%
American International Group, Inc.	77,597	4,870,764
Assurant, Inc.	9,210	1,674,654
Assured Guaranty, Ltd.	39,236	2,497,764
Chubb, Ltd.	26,344	5,634,982
Hartford Financial Services Group, Inc. (The)	37,900	2,721,599
Marsh & McLennan Cos., Inc.	23,408	3,989,191
Oscar Health, Inc. - Class A (a) (b)	63,960	637,681
Trupanion, Inc. (a) (b)	31,174	2,778,227

		24,804,862

Interactive Media & Services—4.5%
Alphabet, Inc. - Class A (a)	13,798	38,377,067
Bumble, Inc. - Class A (a)	44,808	1,298,536
Cargurus, Inc. (a)	78,901	3,350,137
Match Group, Inc. (a)	25,135	2,733,180
Meta Platforms, Inc. - Class A (a)	51,323	11,412,182
Snap, Inc. - Class A (a) (b)	84,605	3,044,934

		60,216,036

Internet & Direct Marketing Retail—3.6%
Amazon.com, Inc. (a)	12,919	42,115,294
Etsy, Inc. (a) (b)	47,215	5,867,880

		47,983,174

IT Services—2.1%
Block, Inc. (a)	16,019	2,172,176
FleetCor Technologies, Inc. (a)	10,110	2,517,997
Genpact, Ltd.	36,233	1,576,498
Global Payments, Inc.	54,504	7,458,327
GoDaddy, Inc. - Class A (a)	44,343	3,711,509
Nuvei Corp. (a)	27,018	2,036,887
Okta, Inc. (a)	2,982	450,163
PayPal Holdings, Inc. (a)	6,568	759,589
Snowflake, Inc. - Class A (a)	1,502	344,153
Visa, Inc. - Class A	23,762	5,269,699
WEX, Inc. (a)	10,637	1,898,173

		28,195,171

Life Sciences Tools & Services—1.5%
Agilent Technologies, Inc.	33,631	4,450,390
Danaher Corp.	30,826	9,042,191
ICON plc (a)	4,070	989,905
NanoString Technologies, Inc. (a)	39,883	1,385,934
Syneos Health, Inc. (a)	28,920	2,341,074
Waters Corp. (a) (b)	6,966	2,162,177

		20,371,671

Machinery—1.3%
Fortive Corp.	59,294	3,612,783
Ingersoll Rand, Inc.	61,414	3,092,195
Kennametal, Inc. (b)	50,639	1,448,782
PACCAR, Inc.	30,306	2,669,049
Parker-Hannifin Corp.	8,193	2,324,846

BHFTII-109

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Westinghouse Air Brake Technologies Corp.	44,586	$4,287,836

		17,435,491

Media—1.8%
Charter Communications, Inc. - Class A (a)	12,628	6,888,827
DISH Network Corp. - Class A (a)	90,169	2,853,849
New York Times Co. (The) - Class A (b)	68,033	3,118,633
Omnicom Group, Inc. (b)	126,905	10,771,696

		23,633,005

Metals & Mining—0.0%
Foresight Energy LLC	1,359	23,101

Oil, Gas & Consumable Fuels—2.5%
ConocoPhillips	72,019	7,201,900
Marathon Petroleum Corp.	38,258	3,271,059
Pioneer Natural Resources Co.	12,772	3,193,383
Shell plc (ADR)	358,454	19,689,878

		33,356,220

Pharmaceuticals—3.2%
Aclaris Therapeutics, Inc. (a)	9,585	165,245
AstraZeneca plc (ADR) (b)	67,095	4,451,082
Bristol-Myers Squibb Co.	89,650	6,547,140
Elanco Animal Health, Inc. (a)	66,319	1,730,263
Eli Lilly and Co.	39,703	11,369,748
Intra-Cellular Therapies, Inc. (a) (b)	19,607	1,199,752
Novartis AG (ADR)	28,244	2,478,411
Pfizer, Inc.	207,146	10,723,949
Zoetis, Inc.	21,900	4,130,121

		42,795,711

Professional Services—0.4%
CACI International, Inc.	3,057	920,952
Science Applications International Corp.	11,753	1,083,274
TriNet Group, Inc. (a)	26,471	2,603,687

		4,607,913

Road & Rail—0.4%
Canadian Pacific Railway, Ltd.	25,793	2,128,954
Uber Technologies, Inc. (a)	101,247	3,612,493

		5,741,447

Semiconductors & Semiconductor Equipment—2.9%
Advanced Micro Devices, Inc. (a)	70,434	7,701,254
KLA Corp.	10,330	3,781,400
Marvell Technology, Inc.	58,439	4,190,661
Micron Technology, Inc.	67,971	5,294,261
NVIDIA Corp.	14,720	4,016,499
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,070	841,378
Teradyne, Inc. (b)	32,990	3,900,408
Texas Instruments, Inc.	48,609	8,918,779

		38,644,640

Software—5.7%
Adobe, Inc. (a)	5,869	$2,674,034
Avalara, Inc. (a)	3,923	390,378
Ceridian HCM Holding, Inc. (a)	19,671	1,344,709
Confluent, Inc. - Class A (a)	3,795	155,595
Gitlab, Inc. - Class A (a)	2,939	160,028
Guidewire Software, Inc. (a)	9,466	895,673
Hashicorp, Inc. - Class A (a) (b)	17,392	939,168
Microsoft Corp.	174,547	53,814,586
Palo Alto Networks, Inc. (a)	1,379	858,441
Qualtrics International, Inc. - Class A (a)	27,191	776,303
Rapid7, Inc. (a) (b)	7,657	851,765
Salesforce.com, Inc. (a)	28,511	6,053,455
SentinelOne, Inc. - Class A (a)	12,636	489,519
ServiceNow, Inc. (a)	5,503	3,064,566
UiPath, Inc. - Class A (a)	21,181	457,298
Varonis Systems, Inc. (a)	14,920	709,297
Workday, Inc. - Class A (a)	10,753	2,574,913

		76,209,728

Specialty Retail—1.1%
TJX Cos., Inc. (The)	117,399	7,112,031
Ulta Beauty, Inc. (a)	18,908	7,529,544

		14,641,575

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	181,318	31,659,936

Tobacco—0.6%
Philip Morris International, Inc.	83,739	7,866,442

Wireless Telecommunication Services—0.5%
T-Mobile U.S., Inc. (a)	52,524	6,741,455

Total Common Stocks (Cost $643,856,567)		813,062,688

U.S. Treasury & Government Agencies—23.6%

Agency Sponsored Mortgage - Backed—15.2%
Fannie Mae 15 Yr. Pool
3.000%, 07/01/28	574,892	580,862
3.000%, 02/01/31	73,933	74,703
3.000%, 08/01/33	191,433	193,411
4.000%, 04/01/26	10,606	10,915
4.000%, 02/01/29	226,364	232,664
4.500%, 06/01/24	30,132	30,861
4.500%, 02/01/25	9,659	9,923
4.500%, 04/01/25	1,881	1,946
4.500%, 07/01/25	6,950	7,143
4.500%, 06/01/26	188,604	193,733
Fannie Mae 20 Yr. Pool
2.000%, 12/01/40	1,221,018	1,147,169
2.000%, 04/01/41	361,535	339,312

BHFTII-110

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
2.000%, 05/01/41	116,856	$110,262
2.000%, 10/01/41	436,088	409,234
2.000%, 02/01/42	273,686	256,983
3.000%, 03/01/37	365,071	364,283
Fannie Mae 30 Yr. Pool
2.000%, 08/01/50	245,623	228,837
2.000%, 01/01/51	410,157	382,344
2.000%, 02/01/51	1,564,957	1,456,602
2.000%, 03/01/51	3,740,225	3,480,342
2.500%, 11/01/51	3,192,021	3,062,606
2.500%, 12/01/51	987,774	943,714
2.500%, 01/01/52	497,472	475,353
2.500%, 02/01/52	2,174,289	2,077,487
3.000%, 02/01/43	410,392	410,006
3.000%, 03/01/43	511,880	510,799
3.000%, 04/01/43	497,749	497,157
3.000%, 05/01/43	1,313,886	1,310,289
3.000%, 06/01/43	167,425	167,159
3.000%, 08/01/50	205,038	201,303
3.000%, 05/01/51	465,718	457,662
3.000%, 12/01/51	412,327	404,216
3.500%, 03/01/43	16,556	16,794
3.500%, 05/01/43	40,063	40,863
3.500%, 07/01/43	98,323	100,286
3.500%, 08/01/43	139,877	142,425
3.500%, 10/01/44	158,846	161,738
3.500%, 02/01/45	156,906	159,796
3.500%, 01/01/46	177,925	181,051
3.500%, 03/01/46	135,093	137,307
3.500%, 09/01/46	266,313	270,584
3.500%, 10/01/46	99,655	101,141
3.500%, 11/01/46	121,763	123,260
3.500%, 12/01/46	654,071	667,038
3.500%, 05/01/47	236,285	239,673
3.500%, 09/01/47	509,332	516,297
3.500%, 12/01/47	70,229	71,290
3.500%, 01/01/48	273,466	276,002
3.500%, 02/01/48	318,593	322,420
3.500%, 07/01/48	356,152	361,801
3.500%, 11/01/48	73,314	74,152
4.000%, 10/01/40	337,966	353,449
4.000%, 11/01/40	126,402	132,089
4.000%, 12/01/40	88,017	92,074
4.000%, 02/01/41	45,454	47,534
4.000%, 03/01/41	127,860	133,738
4.000%, 08/01/42	75,990	79,443
4.000%, 09/01/42	122,728	128,379
4.000%, 03/01/45	14,088	14,701
4.000%, 07/01/45	102,307	106,533
4.000%, 05/01/46	30,148	31,174
4.000%, 06/01/46	121,166	125,901
4.000%, 04/01/47	135,182	140,138
4.000%, 10/01/47	503,649	519,634

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 09/01/48	192,946	197,435
4.000%, 01/01/49	388,340	397,797
4.500%, 10/01/40	262,720	279,262
4.500%, 09/01/41	28,248	30,057
4.500%, 10/01/41	122,200	129,925
4.500%, 08/01/42	39,430	41,962
4.500%, 09/01/43	658,612	698,053
4.500%, 10/01/43	93,215	98,678
4.500%, 12/01/43	84,207	89,740
4.500%, 01/01/44	221,967	236,136
4.500%, 04/01/49	176,031	182,867
5.000%, 04/01/33	1,228	1,300
5.000%, 07/01/33	4,016	4,342
5.000%, 09/01/33	72,942	78,598
5.000%, 11/01/33	19,451	21,038
5.000%, 12/01/33	7,439	8,037
5.000%, 02/01/34	3,476	3,686
5.000%, 03/01/34	1,654	1,787
5.000%, 04/01/34	1,541	1,664
5.000%, 06/01/34	1,593	1,718
5.000%, 07/01/34	21,919	23,698
5.000%, 10/01/34	52,304	56,514
5.000%, 07/01/35	38,787	41,516
5.000%, 10/01/35	43,203	46,283
5.000%, 12/01/35	33,353	36,052
5.000%, 08/01/36	29,611	31,986
5.000%, 07/01/37	16,953	18,324
5.000%, 07/01/41	21,812	23,521
5.000%, 08/01/41	12,441	13,460
5.500%, 08/01/28	17,051	18,113
5.500%, 04/01/33	21,713	23,774
5.500%, 08/01/37	125,525	137,436
5.500%, 04/01/41	8,574	9,184
6.000%, 03/01/28	655	698
6.000%, 02/01/34	90,461	97,796
6.000%, 08/01/34	46,381	50,963
6.000%, 04/01/35	399,348	441,384
6.000%, 02/01/38	28,549	31,849
6.000%, 03/01/38	11,147	12,452
6.000%, 05/01/38	31,771	35,490
6.000%, 10/01/38	7,764	8,496
6.000%, 12/01/38	12,794	14,292
6.500%, 05/01/40	214,961	237,146
Fannie Mae ARM Pool
2.032%, 12M LIBOR + 1.769%, 06/01/41 (c)	36,451	37,868
2.070%, 12M LIBOR + 1.820%, 09/01/41 (c)	35,431	36,860
2.219%, 12M LIBOR + 1.969%, 12/01/40 (c)	9,550	9,748
2.250%, 12M LIBOR + 1.750%, 03/01/41 (c)	4,338	4,335
Fannie Mae Connecticut Avenue Securities (CMO)
4.007%, 1M LIBOR + 3.550%, 07/25/29 (c)	234,404	238,614
4.807%, 1M LIBOR + 4.350%, 05/25/29 (c)	412,798	430,105
5.357%, 1M LIBOR + 4.900%, 11/25/24 (c)	90,800	93,481

BHFTII-111

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Connecticut Avenue Securities (CMO)
6.157%, 1M LIBOR + 5.700%, 04/25/28 (c)	74,538	$79,731
6.457%, 1M LIBOR + 6.000%, 09/25/28 (c)	39,490	41,628
Fannie Mae Interest Strip (CMO)
2.000%, 09/25/39	169,996	164,046
4.000%, 05/25/27 (d)	87,898	4,256
Fannie Mae Pool
2.500%, 01/01/57	620,406	592,624
3.240%, 12/01/26	76,004	77,286
3.410%, 08/01/27	447,616	458,531
3.500%, 09/01/57	1,149,745	1,165,556
3.500%, 05/01/58	679,847	689,256
4.000%, 06/01/41	395,367	408,735
4.500%, 01/01/51	729,260	779,041
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/36 (e)	13,991	12,355
Zero Coupon, 06/25/36 (e)	118,704	107,105
Zero Coupon, 06/25/41 (e)	107,082	92,407
1.433%, 05/25/46 (c) (d)	285,583	13,497
1.615%, 06/25/55 (c) (d)	234,315	11,088
1.630%, 08/25/44 (c) (d)	215,224	11,012
1.694%, 04/25/55 (c) (d)	306,826	12,974
1.750%, 12/25/42	291,656	273,985
2.000%, 08/25/43	4,845	4,841
2.500%, 06/25/28 (d)	67,157	3,335
3.000%, 02/25/27 (d)	127,065	4,408
3.000%, 09/25/27 (d)	56,113	3,125
3.000%, 01/25/28 (d)	355,902	18,847
3.000%, 03/25/43	396,987	390,190
3.000%, 05/25/47	109,640	108,564
3.000%, 08/25/49	378,919	371,918
3.500%, 05/25/27 (d)	157,948	9,473
3.500%, 10/25/27 (d)	101,388	6,724
3.500%, 05/25/30 (d)	125,884	10,478
3.500%, 08/25/30 (d)	36,292	2,548
3.500%, 02/25/31 (d)	63,456	3,335
3.500%, 03/25/34 (d)	1,285,862	77,285
3.500%, 09/25/35 (d)	84,943	8,672
3.500%, 11/25/39 (d)	686,744	77,790
3.500%, 04/25/46	161,730	160,682
3.500%, 10/25/46 (d)	85,277	14,834
3.500%, 02/25/48	81,271	81,337
3.500%, 12/25/58	690,714	702,855
4.000%, 03/25/42 (d)	51,888	5,794
4.000%, 11/25/42 (d)	33,590	4,337
4.500%, 07/25/27 (d)	33,076	1,322
5.000%, 12/25/43 (d)	373,316	68,653
5.000%, 06/25/48 (d)	424,527	69,541
5.500%, 04/25/35	210,036	228,549
5.500%, 04/25/37	60,609	65,502
5.500%, 11/25/40 (d)	422,334	63,147
5.500%, 09/25/44 (d)	288,991	57,189
5.500%, 06/25/48 (d)	299,945	56,646
5.508%, 05/25/42 (c) (d)	15,174	1,522

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae REMICS (CMO)
6.000%, 01/25/42 (d)	265,513	31,948
6.000%, 09/25/47 (d)	200,747	41,069
Fannie Mae-ACES
0.329%, 01/25/30 (c) (d)	1,910,506	34,773
1.202%, 06/25/34 (c) (d)	4,179,221	432,253
1.438%, 05/25/29 (c) (d)	2,648,272	222,303
3.329%, 10/25/23 (c)	268,217	269,563
Freddie Mac 15 Yr. Gold Pool
3.000%, 07/01/28	238,319	240,971
3.000%, 08/01/29	148,396	150,046
3.000%, 04/01/33	276,524	279,529
Freddie Mac 15 Yr. Pool
3.000%, 10/01/32	275,190	278,057
Freddie Mac 20 Yr. Gold Pool
2.000%, 12/01/40	86,864	82,387
2.000%, 12/01/41	592,583	556,642
3.000%, 11/01/36	465,591	463,624
3.000%, 01/01/37	311,475	310,155
3.500%, 08/01/34	271,802	275,402
5.000%, 05/01/30	170,459	181,187
Freddie Mac 20 Yr. Pool
2.000%, 05/01/41	549,570	515,733
Freddie Mac 30 Yr. Gold Pool
3.000%, 12/01/44	5,716	5,687
3.000%, 08/01/46	509,263	506,423
3.000%, 10/01/46	518,868	516,891
3.000%, 11/01/46	1,159,411	1,152,476
3.000%, 12/01/46	348,938	346,729
3.000%, 01/01/47	316,462	314,303
3.500%, 08/01/42	63,626	64,946
3.500%, 11/01/42	80,872	82,547
3.500%, 06/01/46	77,749	79,068
3.500%, 10/01/47	325,783	329,730
3.500%, 03/01/48	302,118	306,515
4.000%, 05/01/42	276,313	289,162
4.000%, 08/01/42	86,277	90,211
4.000%, 09/01/42	144,949	151,449
4.000%, 07/01/44	5,963	6,095
4.000%, 02/01/46	106,450	111,138
4.000%, 09/01/48	43,691	44,848
4.500%, 09/01/43	42,840	45,611
4.500%, 11/01/43	390,935	414,702
5.000%, 03/01/38	31,356	33,959
5.000%, 05/01/39	3,817	4,135
5.000%, 06/01/41	213,771	230,610
5.500%, 07/01/33	50,942	54,182
5.500%, 04/01/39	22,609	24,934
5.500%, 06/01/41	82,167	90,617
Freddie Mac 30 Yr. Pool
2.000%, 02/01/51	771,395	718,116
2.000%, 03/01/51	2,353,106	2,189,885
2.500%, 05/01/50	269,716	258,423
2.500%, 06/01/50	332,535	318,045

BHFTII-112

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.500%, 12/01/47	127,981	$129,750
3.500%, 12/01/48	204,121	206,103
Freddie Mac ARM Non-Gold Pool
2.400%, 12M LIBOR + 1.900%, 02/01/41 (c)	22,806	23,236
Freddie Mac Multifamily Structured Pass-Through Certificates
0.605%, 03/25/27 (c) (d)	4,116,941	106,747
0.636%, 10/25/26 (c) (d)	1,147,240	27,283
0.750%, 06/25/27 (c) (d)	2,429,872	80,369
0.882%, 11/25/30 (c) (d)	963,206	59,156
1.025%, 10/25/30 (c) (d)	1,659,797	116,414
1.117%, 06/25/30 (c) (d)	3,041,794	230,423
1.125%, 01/25/30 (c) (d)	2,488,033	179,036
1.384%, 06/25/22 (c) (d)	1,262,794	13
1.432%, 05/25/30 (c) (d)	2,360,924	227,570
1.571%, 05/25/30 (c) (d)	1,486,312	155,400
Freddie Mac REMICS (CMO)
Zero Coupon, 11/15/36 (e)	11,720	10,258
1.750%, 10/15/42	162,732	152,106
2.500%, 05/15/28 (d)	75,837	3,883
3.000%, 03/15/28 (d)	163,445	9,538
3.000%, 05/15/32 (d)	78,233	3,081
3.000%, 03/15/33 (d)	83,000	7,492
3.000%, 08/15/43	1,047,925	1,039,555
3.000%, 05/15/46	301,300	297,102
3.250%, 11/15/41	98,793	99,505
3.500%, 06/15/26 (d)	12,584	48
3.500%, 09/15/26 (d)	33,137	1,648
3.500%, 03/15/27 (d)	43,497	2,077
3.500%, 03/15/41 (d)	86,487	4,599
3.500%, 10/15/45	93,854	96,281
4.000%, 07/15/27 (d)	155,787	6,534
4.000%, 03/15/28 (d)	82,792	3,996
4.000%, 06/15/28 (d)	45,191	2,467
4.000%, 07/15/30 (d)	117,778	10,672
4.000%, 05/25/40 (d)	404,794	52,332
4.750%, 07/15/39	259,228	273,272
5.000%, 09/15/33 (d)	108,953	18,249
5.000%, 02/15/48 (d)	155,566	32,261
5.500%, 08/15/33	30,382	32,745
5.500%, 07/15/36	63,812	69,369
5.500%, 06/15/46	85,689	93,478
6.500%, 07/15/36	80,474	86,620
6.500%, 04/15/39 (d)	396,045	81,314
Freddie Mac STACR Trust (CMO)
2.307%, 1M LIBOR + 1.850%, 09/25/49 (144A) (c)	343,975	343,437
2.507%, 1M LIBOR + 2.050%, 07/25/49 (144A) (c)	385,205	385,204
2.807%, 1M LIBOR + 2.350%, 02/25/49 (144A) (c)	846,986	846,986
2.907%, 1M LIBOR + 2.450%, 03/25/49 (144A) (c)	520,223	520,866
Ginnie Mae I 30 Yr. Pool
3.000%, 12/15/44	20,540	20,635
3.000%, 02/15/45	25,430	25,203
3.000%, 04/15/45	217,238	215,244
3.000%, 05/15/45	822,366	815,033

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, 07/15/45	7,965	7,888
3.875%, 08/15/42	276,060	289,692
4.000%, 09/15/42	352,589	372,928
4.500%, 04/15/41	225,816	243,467
4.500%, 02/15/42	471,856	508,528
5.000%, 12/15/38	19,309	21,295
5.000%, 04/15/39	366,522	404,280
5.000%, 07/15/39	24,210	26,702
5.000%, 12/15/40	51,669	56,987
5.500%, 12/15/40	193,555	216,309
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (f)	1,160,000	1,103,450
2.500%, 09/20/51	634,244	615,982
2.500%, 10/20/51	2,089,580	2,029,414
2.500%, TBA (f)	5,235,000	5,075,994
3.000%, 12/20/51	2,041,519	2,021,014
3.000%, TBA (f)	2,860,000	2,822,699
3.500%, 06/20/46	406,338	413,633
3.500%, 07/20/46	96,534	98,243
3.500%, 10/20/46	102,307	104,189
3.500%, 02/20/47	465,904	473,000
3.500%, 08/20/47	84,677	85,898
3.500%, 11/20/47	95,943	97,326
3.500%, 03/20/48	123,777	125,558
3.500%, 07/20/49	365,862	368,851
3.500%, 01/20/51	96,029	96,820
3.500%, TBA (f)	9,445,000	9,496,652
4.000%, 08/20/45	351,931	369,866
4.000%, 11/20/47	124,129	127,382
4.000%, 03/20/48	288,947	296,380
4.000%, 07/20/48	982,257	1,012,551
4.500%, 01/20/46	45,040	48,059
4.500%, TBA (f)	700,000	723,625
5.000%, 10/20/39	7,927	8,695
5.000%, 11/20/49	403,884	423,604
Government National Mortgage Association (CMO)
0.644%, 02/16/53 (c) (d)	924,828	17,538
1.750%, 09/20/43	131,745	128,691
2.000%, 01/20/42	107,253	106,478
2.500%, 12/16/39	124,977	122,188
2.500%, 07/20/41	242,315	233,430
3.000%, 09/20/28 (d)	65,710	3,597
3.000%, 05/20/35 (d)	864,636	52,146
3.000%, 02/16/43 (d)	71,006	9,196
3.000%, 10/20/47	147,586	147,661
3.500%, 02/16/27 (d)	26,667	1,484
3.500%, 03/20/27 (d)	69,703	3,936
3.500%, 10/20/29 (d)	417,188	35,361
3.500%, 07/20/40 (d)	59,249	3,045
3.500%, 02/20/41 (d)	79,768	2,320
3.500%, 04/20/42 (d)	181,747	11,402
3.500%, 10/20/42 (d)	391,801	58,348
3.500%, 05/20/43 (d)	48,265	6,862

BHFTII-113

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
3.500%, 07/20/43 (d)	154,762	$20,153
4.000%, 12/16/26 (d)	16,117	709
4.000%, 05/20/29 (d)	268,385	13,724
4.000%, 05/16/42 (d)	43,992	5,076
4.000%, 09/16/42 (d)	622,039	133,369
4.000%, 03/20/43 (d)	71,874	11,569
4.000%, 01/20/44 (d)	32,709	5,422
4.000%, 11/20/44 (d)	568,793	81,527
4.000%, 03/20/47 (d)	231,789	31,031
4.500%, 04/20/45 (d)	111,556	20,160
4.500%, 08/20/45 (d)	435,635	76,397
4.500%, 05/20/48 (d)	354,202	52,915
5.000%, 02/16/40 (d)	282,132	58,205
5.000%, 10/16/41 (d)	147,721	23,625
5.000%, 12/20/43 (d)	324,011	62,809
5.000%, 01/16/47 (d)	65,566	13,215
5.500%, 03/20/39 (d)	174,620	29,003
5.500%, 02/16/47 (d)	197,924	32,792
5.500%, 02/20/47 (d)	124,841	21,159
6.000%, 09/20/40 (d)	242,853	45,310
6.000%, 02/20/46 (d)	196,454	28,276
Uniform Mortgage-Backed Securities 15 Yr. Pool
1.500%, TBA (f)	2,101,000	1,991,929
2.500%, TBA (f)	3,840,000	3,794,850
Uniform Mortgage-Backed Securities 30 Yr. Pool
1.500%, TBA (f)	595,000	531,014
2.000%, TBA (f)	49,199,000	45,607,360
2.500%, TBA (f)	45,313,000	43,186,540
3.000%, TBA (f)	15,655,000	15,312,547
4.000%, TBA (f)	630,000	642,994

		201,658,054

U.S. Treasury—8.4%
U.S. Treasury Bonds
1.250%, 05/15/50	11,030,000	8,226,829
1.375%, 11/15/40	3,040,000	2,485,319
1.625%, 11/15/50	3,460,000	2,835,308
2.250%, 08/15/46	910,000	851,134
2.875%, 08/15/45 (g)	19,040,000	19,846,225
2.875%, 11/15/46	1,200,000	1,261,641
3.000%, 02/15/47	6,040,000	6,498,898
3.125%, 02/15/43	4,470,000	4,810,838
3.125%, 08/15/44 (h)	6,010,000	6,496,904
3.125%, 05/15/48	2,465,000	2,752,134
5.000%, 05/15/37	4,660,000	6,234,570
U.S. Treasury Inflation Indexed Bonds
0.125%, 02/15/51 (i)	404,846	414,003
0.875%, 02/15/47 (i)	2,142,459	2,562,080
1.000%, 02/15/48 (i)	290,652	360,414
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/30 (i)	1,743,053	1,848,386
U.S. Treasury Notes
0.625%, 08/15/30	12,245,000	10,635,930

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.875%, 11/15/30	6,205,000	5,494,576
1.250%, 08/15/31 (b)	12,020,000	10,926,931
1.375%, 11/15/31	6,620,000	6,073,850
1.625%, 05/15/31	10,550,000	9,932,660
1.875%, 02/15/32 (b)	1,755,000	1,685,348

		112,233,978

Total U.S. Treasury & Government Agencies (Cost $330,687,001)		313,892,032

Corporate Bonds & Notes—11.3%

Advertising—0.0%
Lamar Media Corp.
3.625%, 01/15/31	130,000	119,357
3.750%, 02/15/28	398,000	377,919

		497,276

Aerospace/Defense—0.2%
Boeing Co. (The)
5.040%, 05/01/27	425,000	447,530
5.150%, 05/01/30	300,000	319,937
L3Harris Technologies, Inc.
3.850%, 06/15/23	650,000	659,105
Northrop Grumman Corp.
5.150%, 05/01/40	175,000	203,652
Raytheon Technologies Corp.
2.375%, 03/15/32	110,000	100,983
3.650%, 08/16/23	7,000	7,091
3.950%, 08/16/25	345,000	355,878
4.450%, 11/16/38	190,000	206,060

		2,300,236

Agriculture—0.2%
BAT Capital Corp.
2.259%, 03/25/28	170,000	152,536
2.789%, 09/06/24	565,000	557,577
4.742%, 03/16/32	520,000	523,074
BAT International Finance plc
1.668%, 03/25/26 (b)	530,000	486,332
4.448%, 03/16/28	780,000	781,659
Kernel Holding S.A.
6.500%, 10/17/24	520,000	263,442

		2,764,620

Airlines—0.0%
United Airlines, Inc.
4.625%, 04/15/29 (144A)	95,000	90,340

Apparel—0.1%
Hanesbrands, Inc.
4.875%, 05/15/26 (144A)	140,000	140,802

BHFTII-114

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Apparel—(Continued)
William Carter Co. (The)
5.625%, 03/15/27 (144A)	765,000	$776,291

		917,093

Auto Manufacturers—0.1%
Ford Motor Co.
3.250%, 02/12/32	100,000	89,313
General Motors Financial Co., Inc.
1.500%, 06/10/26 (b)	800,000	730,955

		820,268

Auto Parts & Equipment—0.0%
Clarios Global L.P. / Clarios U.S. Finance Co.
6.250%, 05/15/26 (144A)	81,000	83,329

Banks—2.0%
Bangkok Bank PCL
3.466%, 5Y H15 + 2.150%, 09/23/36 (144A) (c)	840,000	757,027
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (c)	120,000	111,861
2.456%, 3M LIBOR + 0.870%, 10/22/25 (c)	485,000	476,561
2.572%, SOFR + 1.210%, 10/20/32 (b) (c)	230,000	208,993
3.194%, 3M LIBOR + 1.180%, 07/23/30 (c)	45,000	43,543
3.311%, SOFR + 1.580%, 04/22/42 (b) (c)	580,000	536,945
4.083%, 3M LIBOR + 3.150%, 03/20/51 (c)	1,110,000	1,148,661
7.750%, 05/14/38	365,000	509,354
Bank of New York Mellon Corp. (The)
2.050%, 01/26/27 (b)	815,000	785,235
BNP Paribas S.A.
1.323%, SOFR + 1.004%, 01/13/27 (144A) (c)	235,000	213,983
2.219%, SOFR + 2.074%, 06/09/26 (144A) (c)	465,000	442,171
2.591%, SOFR + 1.228%, 01/20/28 (144A) (c)	455,000	428,203
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (c)	425,000	381,291
2.561%, SOFR + 1.167%, 05/01/32 (c)	100,000	90,177
3.200%, 10/21/26	210,000	208,344
3.352%, 3M LIBOR + 0.897%, 04/24/25 (c)	495,000	496,177
3.700%, 01/12/26	640,000	647,876
3.980%, 3M LIBOR + 1.338%, 03/20/30 (c)	425,000	431,481
4.412%, SOFR + 3.914%, 03/31/31 (c)	425,000	441,216
4.450%, 09/29/27	55,000	56,729
Credit Suisse Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	250,000	225,474
Danske Bank A/S
5.375%, 01/12/24 (144A)	450,000	463,968
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (c)	370,000	339,074
Goldman Sachs Group, Inc. (The)
0.925%, SOFR + 0.486%, 10/21/24 (c)	365,000	353,795
2.383%, SOFR + 1.248%, 07/21/32 (c)	660,000	584,564
2.615%, SOFR + 1.281%, 04/22/32 (c)	910,000	827,063
2.650%, SOFR + 1.264%, 10/21/32 (c)	75,000	67,805
2.905%, 3M LIBOR + 0.990%, 07/24/23 (c)	1,085,000	1,086,195
3.102%, SOFR + 1.410%, 02/24/33 (c)	105,000	98,972

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
4.223%, 3M LIBOR + 1.301%, 05/01/29 (c)	485,000	496,588
6.250%, 02/01/41	110,000	142,008
6.750%, 10/01/37	290,000	365,441
HSBC Holdings plc
0.976%, SOFR + 0.708%, 05/24/25 (c)	600,000	569,604
1.589%, SOFR + 1.290%, 05/24/27 (c)	340,000	310,325
4.583%, 3M LIBOR + 1.535%, 06/19/29 (c)	620,000	637,919
4.762%, SOFR + 2.530%, 03/29/33 (c)	630,000	647,437
JPMorgan Chase & Co.
1.470%, SOFR + 0.765%, 09/22/27 (c)	40,000	36,863
2.545%, SOFR + 1.180%, 11/08/32 (c)	535,000	488,854
2.580%, SOFR + 1.250%, 04/22/32 (c)	225,000	206,134
2.956%, SOFR + 2.515%, 05/13/31 (c)	85,000	79,534
3.109%, SOFR + 2.460%, 04/22/41 (c)	205,000	185,266
3.109%, SOFR + 2.440%, 04/22/51 (c)	185,000	163,840
3.157%, SOFR + 1.460%, 04/22/42 (b) (c)	915,000	829,510
3.509%, 3M LIBOR + 0.945%, 01/23/29 (c)	525,000	522,576
3.702%, 3M LIBOR + 1.160%, 05/06/30 (c)	390,000	392,066
3.960%, 3M LIBOR + 1.245%, 01/29/27 (c)	1,360,000	1,388,170
4.005%, 3M LIBOR + 1.120%, 04/23/29 (c)	410,000	419,184
Landsbanki Islands
Zero Coupon, 08/25/49 (j)(k)(l)	320,000	0
Morgan Stanley
1.593%, SOFR + 0.879%, 05/04/27 (c)	335,000	311,242
1.794%, SOFR + 1.034%, 02/13/32 (c)	880,000	756,735
1.928%, SOFR + 1.020%, 04/28/32 (c)	635,000	548,855
2.239%, SOFR + 1.178%, 07/21/32 (c)	490,000	434,203
2.475%, SOFR + 1.000%, 01/21/28 (c)	455,000	433,762
2.511%, SOFR + 1.200%, 10/20/32 (c)	55,000	49,574
3.125%, 07/27/26	180,000	178,447
3.591%, 3M LIBOR + 1.340%, 07/22/28 (b) (c)	550,000	551,530
3.625%, 01/20/27	400,000	403,439
4.000%, 07/23/25 (b)	180,000	184,237
Truist Bank
2.250%, 03/11/30	375,000	343,724
Wells Fargo & Co.
3.000%, 04/22/26	175,000	173,300
3.000%, 10/23/26	600,000	591,654
3.350%, SOFR + 1.500%, 03/02/33 (c)	565,000	549,091
4.900%, 11/17/45	290,000	320,059

		26,173,909

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.750%, 07/15/42	504,000	479,783
4.750%, 04/15/58	45,000	48,797
5.450%, 01/23/39	443,000	517,324
Constellation Brands, Inc.
3.150%, 08/01/29	283,000	273,270

		1,319,174

BHFTII-115

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.1%
Amgen, Inc.
3.350%, 02/22/32	140,000	$138,690
4.200%, 02/22/52 (b)	30,000	31,026
Baxalta, Inc.
3.600%, 06/23/22	17,000	17,017
Royalty Pharma plc
1.750%, 09/02/27	50,000	45,378
2.150%, 09/02/31 (b)	840,000	720,187
2.200%, 09/02/30	395,000	345,346

		1,297,644

Building Materials—0.1%
Builders FirstSource, Inc.
5.000%, 03/01/30 (144A)	785,000	772,142
Standard Industries, Inc.
3.375%, 01/15/31 (144A)	175,000	153,125
4.375%, 07/15/30 (144A)	720,000	659,487
5.000%, 02/15/27 (144A)	10,000	9,913

		1,594,667

Chemicals—0.1%
Chemours Co. (The)
5.375%, 05/15/27	60,000	59,850
DuPont de Nemours, Inc.
4.205%, 11/15/23	625,000	639,552
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A)	275,000	245,483
LYB International Finance III LLC
1.250%, 10/01/25	157,000	145,318

		1,090,203

Commercial Services—0.4%
Ashtead Capital, Inc.
4.375%, 08/15/27 (144A)	1,000,000	1,012,520
Gartner, Inc.
3.625%, 06/15/29 (144A)	155,000	145,312
3.750%, 10/01/30 (144A) (b)	420,000	394,275
4.500%, 07/01/28 (144A) (b)	386,000	384,551
Global Payments, Inc.
2.150%, 01/15/27	115,000	107,936
3.200%, 08/15/29	470,000	446,506
Howard University
2.291%, 10/01/26	100,000	93,247
2.701%, 10/01/29	260,000	242,149
2.801%, 10/01/30	100,000	93,825
2.901%, 10/01/31	100,000	92,509
3.476%, 10/01/41	115,000	103,075
Nielsen Finance LLC / Nielsen Finance Co.
4.500%, 07/15/29 (144A)	578,000	576,555
S&P Global, Inc.
2.450%, 03/01/27 (144A)	150,000	145,944
2.700%, 03/01/29 (144A)	255,000	247,175
2.900%, 03/01/32 (144A)	190,000	184,196

Commercial Services—(Continued)
Service Corp. International
3.375%, 08/15/30	785,000	707,191
5.125%, 06/01/29 (b)	858,000	873,092
United Rentals North America, Inc.
4.000%, 07/15/30	85,000	81,288
4.875%, 01/15/28	65,000	66,027

		5,997,373

Computers—0.3%
Apple, Inc.
1.400%, 08/05/28	940,000	859,481
2.200%, 09/11/29	195,000	185,847
2.650%, 02/08/51	465,000	401,101
3.450%, 02/09/45	185,000	183,772
Booz Allen Hamilton, Inc.
3.875%, 09/01/28 (144A)	1,530,000	1,476,894
International Business Machines Corp.
2.720%, 02/09/32	270,000	256,387
Kyndryl Holdings, Inc.
3.150%, 10/15/31 (144A)	350,000	294,890
Leidos, Inc.
3.625%, 05/15/25	235,000	234,941

		3,893,313

Diversified Financial Services—0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32	555,000	500,310
Capital One Financial Corp.
3.900%, 01/29/24	390,000	396,092
GTP Acquisition Partners I LLC
3.482%, 06/15/50 (144A)	1,355,000	1,359,248
Mastercard, Inc.
2.950%, 03/15/51	225,000	205,860
OneMain Finance Corp.
6.125%, 03/15/24	155,000	158,875
Power Finance Corp., Ltd.
3.950%, 04/23/30 (144A)	970,000	925,341

		3,545,726

Electric—0.9%
AES Corp. (The)
3.300%, 07/15/25 (144A)	335,000	328,669
Alabama Power Co.
3.450%, 10/01/49	245,000	227,287
4.150%, 08/15/44	225,000	228,409
Berkshire Hathaway Energy Co.
1.650%, 05/15/31	165,000	143,684
Cleco Corporate Holdings LLC
3.375%, 09/15/29	255,000	243,702
4.973%, 05/01/46	20,000	21,104
Commonwealth Edison Co.
3.650%, 06/15/46	325,000	321,338

BHFTII-116

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Consolidated Edison Co. of New York, Inc.
3.200%, 12/01/51 (b)	250,000	$221,038
Duke Energy Carolinas LLC
3.450%, 04/15/51	5,000	4,847
4.250%, 12/15/41	275,000	287,600
Duke Energy Corp.
2.550%, 06/15/31	635,000	580,578
Duke Energy Indiana LLC
2.750%, 04/01/50 (b)	335,000	282,121
Duke Energy Progress LLC
4.000%, 04/01/52	130,000	137,779
4.375%, 03/30/44	320,000	339,002
Duquesne Light Holdings, Inc.
2.775%, 01/07/32 (144A)	260,000	232,376
Enel Finance International NV
1.375%, 07/12/26 (144A)	440,000	403,874
Evergy Metro, Inc.
2.250%, 06/01/30	10,000	9,170
Evergy, Inc.
2.450%, 09/15/24	165,000	161,896
2.900%, 09/15/29	345,000	329,744
Exelon Corp.
3.950%, 06/15/25 (b)	585,000	596,421
4.100%, 03/15/52 (144A)	60,000	60,940
FirstEnergy Corp.
1.600%, 01/15/26	65,000	60,450
2.250%, 09/01/30	150,000	132,750
Georgia Power Co.
4.300%, 03/15/42	365,000	369,045
IPALCO Enterprises, Inc.
3.700%, 09/01/24	335,000	335,868
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	290,000	274,728
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A)	140,000	130,367
MidAmerican Energy Co.
3.150%, 04/15/50	140,000	128,579
3.650%, 08/01/48	45,000	44,585
NRG Energy, Inc.
2.450%, 12/02/27 (144A)	360,000	332,029
Oglethorpe Power Corp.
5.050%, 10/01/48	115,000	128,678
Pacific Gas & Electric Co.
2.500%, 02/01/31	840,000	724,532
4.400%, 03/01/32	155,000	152,378
4.950%, 07/01/50	795,000	748,810
5.250%, 03/01/52	125,000	127,295
PacifiCorp.
4.125%, 01/15/49	63,000	65,148
4.150%, 02/15/50	80,000	83,310
Puget Energy, Inc.
3.650%, 05/15/25	270,000	270,590
4.100%, 06/15/30	360,000	359,311

Electric—(Continued)
Sempra Energy
3.400%, 02/01/28	365,000	363,780
3.800%, 02/01/38	165,000	161,822
4.000%, 02/01/48	50,000	49,598
Southern California Edison Co.
2.250%, 06/01/30	150,000	135,603
2.750%, 02/01/32	415,000	385,163
2.850%, 08/01/29	315,000	299,758
4.125%, 03/01/48	69,000	67,883
Southern Co. (The)
2.950%, 07/01/23	130,000	130,682
3.250%, 07/01/26	335,000	335,031

		11,559,352

Electronics—0.0%
Imola Merger Corp.
4.750%, 05/15/29 (144A)	160,000	154,074
Sensata Technologies B.V.
5.000%, 10/01/25 (144A)	120,000	121,650

		275,724

Energy-Alternate Sources—0.1%
Energo-Pro A.S.
8.500%, 02/04/27 (144A)	645,000	606,300
FS Luxembourg Sarl
10.000%, 12/15/25 (144A)	245,000	257,250
Investment Energy Resources, Ltd.
6.250%, 04/26/29 (144A)	200,000	202,002

		1,065,552

Engineering & Construction—0.1%
IHS Holding, Ltd.
6.250%, 11/29/28 (144A)	390,000	365,820
International Airport Finance S.A.
12.000%, 03/15/33 (144A)	928,940	960,291

		1,326,111

Entertainment—0.2%
Magallanes, Inc.
4.279%, 03/15/32 (144A)	535,000	537,380
5.141%, 03/15/52 (144A)	1,460,000	1,493,718
WMG Acquisition Corp.
3.875%, 07/15/30 (144A)	855,000	814,388

		2,845,486

Environmental Control—0.1%
Clean Harbors, Inc.
4.875%, 07/15/27 (144A)	1,290,000	1,286,775
5.125%, 07/15/29 (144A)	25,000	25,094

		1,311,869

BHFTII-117

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.2%
Conagra Brands, Inc.
1.375%, 11/01/27	255,000	$226,297
4.300%, 05/01/24	145,000	148,991
5.400%, 11/01/48	55,000	63,150
JBS Finance Luxembourg Sarl
2.500%, 01/15/27 (144A)	410,000	380,791
Kellogg Co.
3.400%, 11/15/27	270,000	269,446
Mondelez International, Inc.
2.625%, 03/17/27	220,000	214,663
3.000%, 03/17/32	170,000	164,064
NBM U.S. Holdings, Inc.
7.000%, 05/14/26 (144A)	635,000	659,054

		2,126,456

Food Service—0.0%
Aramark Services, Inc.
5.000%, 02/01/28 (144A) (b)	60,000	58,200

Gas—0.0%
NiSource, Inc.
3.490%, 05/15/27	425,000	423,642

Healthcare-Products—0.3%
Alcon Finance Corp.
2.750%, 09/23/26 (144A)	200,000	193,647
3.000%, 09/23/29 (144A)	265,000	253,372
Avantor Funding, Inc.
4.625%, 07/15/28 (144A)	780,000	771,420
Baxter International, Inc.
2.539%, 02/01/32 (144A)	1,485,000	1,356,011
Boston Scientific Corp.
1.900%, 06/01/25	225,000	215,950
Hologic, Inc.
4.625%, 02/01/28 (144A)	1,035,000	1,047,938
Teleflex, Inc.
4.250%, 06/01/28 (144A)	125,000	121,719

		3,960,057

Healthcare-Services—0.3%
Anthem, Inc.
3.500%, 08/15/24	225,000	228,347
Centene Corp.
3.375%, 02/15/30	20,000	18,819
4.250%, 12/15/27	110,000	110,412
4.625%, 12/15/29	1,185,000	1,194,587
CommonSpirit Health
3.347%, 10/01/29	80,000	77,672
HCA, Inc.
3.625%, 03/15/32 (144A) (b)	130,000	127,394
4.625%, 03/15/52 (144A)	115,000	115,894
Humana, Inc.
2.150%, 02/03/32	220,000	192,758
3.700%, 03/23/29	465,000	466,535

Healthcare-Services—(Continued)
Kaiser Foundation Hospitals
2.810%, 06/01/41	205,000	179,006
3.002%, 06/01/51	335,000	295,109
Sutter Health
3.361%, 08/15/50	210,000	187,266
UnitedHealth Group, Inc.
2.750%, 05/15/40	315,000	282,912
3.500%, 08/15/39 (b)	60,000	59,518

		3,536,229

Home Builders—0.1%
PulteGroup, Inc.
5.500%, 03/01/26	583,000	620,231
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	120,000	117,300
5.750%, 01/15/28 (144A)	623,000	641,690
Toll Brothers Finance Corp.
4.875%, 11/15/25	130,000	133,868

		1,513,089

Insurance—0.4%
American International Group, Inc.
2.500%, 06/30/25	885,000	865,276
Aon Corp.
2.200%, 11/15/22	350,000	350,641
2.850%, 05/28/27	55,000	53,805
3.900%, 02/28/52	160,000	157,906
Athene Global Funding
2.646%, 10/04/31 (144A)	445,000	392,703
2.717%, 01/07/29 (144A)	735,000	675,583
Corebridge Financial, Inc.
3.850%, 04/05/29 (144A)	160,000	159,854
3.900%, 04/05/32 (144A)	70,000	69,896
Equitable Financial Life Global Funding
1.800%, 03/08/28 (144A)	755,000	679,062
Marsh & McLennan Cos., Inc.
3.875%, 03/15/24	330,000	336,913
4.750%, 03/15/39	245,000	269,015
MGIC Investment Corp.
5.750%, 08/15/23	90,000	92,250
New York Life Global Funding
2.000%, 01/22/25 (144A)	485,000	470,370
Unum Group
4.125%, 06/15/51 (b)	45,000	39,288
Willis North America, Inc.
3.600%, 05/15/24	335,000	336,929

		4,949,491

Internet—0.2%
Alibaba Group Holding, Ltd.
3.400%, 12/06/27 (b)	225,000	220,763
Amazon.com, Inc.
3.875%, 08/22/37	320,000	338,701

BHFTII-118

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—(Continued)
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 03/01/29 (144A)	170,000	$156,310
5.250%, 12/01/27 (144A)	798,000	801,635
NortonLifeLock, Inc.
5.000%, 04/15/25 (144A)	905,000	903,633

		2,421,042

Iron/Steel—0.0%
Metinvest B.V.
5.625%, 06/17/25 (144A) (EUR)	355,000	170,361
Vale Overseas, Ltd.
3.750%, 07/08/30 (b)	280,000	270,200
6.250%, 08/10/26	135,000	148,190

		588,751

Leisure Time—0.0%
Carnival Corp.
4.000%, 08/01/28 (144A)	130,000	120,900

Lodging—0.0%
Las Vegas Sands Corp.
3.500%, 08/18/26	295,000	277,915

Machinery-Construction & Mining—0.0%
BWX Technologies, Inc.
4.125%, 04/15/29 (144A) (b)	160,000	154,000

Machinery-Diversified—0.0%
Otis Worldwide Corp.
2.565%, 02/15/30	330,000	308,415

Media—0.6%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 08/15/30 (144A) (b)	175,000	164,201
5.125%, 05/01/27 (144A)	15,000	15,022
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.400%, 04/01/33	505,000	503,506
5.050%, 03/30/29	200,000	211,765
5.125%, 07/01/49	305,000	302,584
5.750%, 04/01/48	5,000	5,316
6.484%, 10/23/45	1,290,000	1,468,514
6.834%, 10/23/55	90,000	106,710
Comcast Corp.
2.937%, 11/01/56 (144A)	139,000	114,748
2.987%, 11/01/63 (144A) (b)	377,000	308,509
3.250%, 11/01/39	30,000	28,446
3.750%, 04/01/40	460,000	463,042
COX Communications, Inc.
2.600%, 06/15/31 (144A)	350,000	316,229
CSC Holdings LLC
3.375%, 02/15/31 (144A)	1,035,000	871,987
4.125%, 12/01/30 (144A)	200,000	175,373

Media—(Continued)
Discovery Communications LLC
3.800%, 03/13/24	99,000	99,708
3.950%, 06/15/25	2,000	2,020
3.950%, 03/20/28	261,000	260,699
4.000%, 09/15/55 (b)	516,000	445,194
4.125%, 05/15/29	44,000	44,395
5.200%, 09/20/47	190,000	197,643
5.300%, 05/15/49	517,000	540,702
DISH DBS Corp.
5.875%, 11/15/24	130,000	129,675
Sirius XM Radio, Inc.
3.125%, 09/01/26 (144A)	835,000	789,470
4.000%, 07/15/28 (144A)	70,000	66,500
4.125%, 07/01/30 (144A) (b)	100,000	93,617
Time Warner Cable LLC
4.500%, 09/15/42	200,000	184,984
Videotron, Ltd.
5.375%, 06/15/24 (144A)	145,000	149,031

		8,059,590

Miscellaneous Manufacturing—0.0%
Trane Technologies Luxembourg Finance S.A.
4.500%, 03/21/49	80,000	85,216

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp.
2.670%, 12/01/26	120,000	113,103
3.250%, 02/15/29	1,304,000	1,198,128
3.276%, 12/01/28	110,000	103,609
3.569%, 12/01/31	105,000	97,277
Xerox Holdings Corp.
5.500%, 08/15/28 (144A) (b)	90,000	87,774

		1,599,891

Oil & Gas—0.6%
Apache Corp.
4.875%, 11/15/27	60,000	61,500
BP Capital Markets America, Inc.
2.939%, 06/04/51	245,000	209,118
3.000%, 02/24/50	85,000	73,418
3.060%, 06/17/41	110,000	98,568
3.379%, 02/08/61	200,000	177,804
3.633%, 04/06/30	470,000	478,583
ConocoPhillips Co.
3.800%, 03/15/52	50,000	50,876
4.025%, 03/15/62 (144A)	90,000	91,244
Continental Resources, Inc.
5.750%, 01/15/31 (144A)	125,000	136,725
Diamondback Energy, Inc.
3.500%, 12/01/29	111,000	109,953
Ecopetrol S.A.
4.625%, 11/02/31	785,000	710,425

BHFTII-119

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Energean Israel Finance, Ltd.
4.500%, 03/30/24 (144A)	180,000	$177,795
4.875%, 03/30/26 (144A)	155,000	149,575
5.875%, 03/30/31 (144A)	155,000	147,599
Equinor ASA
1.750%, 01/22/26 (b)	275,000	263,322
3.625%, 04/06/40	170,000	170,970
3.700%, 04/06/50	180,000	182,081
Exxon Mobil Corp.
4.227%, 03/19/40	355,000	381,727
4.327%, 03/19/50	10,000	11,149
Hess Corp.
7.125%, 03/15/33	127,000	156,711
7.300%, 08/15/31	285,000	349,040
Leviathan Bond, Ltd.
6.500%, 06/30/27 (144A)	480,000	491,121
Lundin Energy Finance B.V.
2.000%, 07/15/26 (144A)	200,000	186,234
3.100%, 07/15/31 (144A)	580,000	537,127
Marathon Petroleum Corp.
4.700%, 05/01/25	400,000	415,669
Occidental Petroleum Corp.
3.400%, 04/15/26	5,000	4,969
3.500%, 08/15/29 (144A) (b)	10,000	9,850
4.100%, 02/15/47	145,000	134,125
6.125%, 01/01/31	5,000	5,625
Ovintiv, Inc.
6.625%, 08/15/37	340,000	402,242
Shell International Finance B.V.
2.875%, 11/26/41	120,000	107,792
3.000%, 11/26/51	155,000	138,732
3.250%, 04/06/50	165,000	154,781
Sunoco L.P. / Sunoco Finance Corp.
4.500%, 04/30/30 (144A)	50,000	46,064
5.875%, 03/15/28	60,000	60,600
Tullow Oil plc
7.000%, 03/01/25 (144A)	500,000	412,500
Viper Energy Partners L.P.
5.375%, 11/01/27 (144A) (b)	535,000	544,956

		7,840,570

Packaging & Containers—0.1%
Ball Corp.
4.000%, 11/15/23 (b)	1,060,000	1,070,600
Owens-Brockway Glass Container, Inc.
5.875%, 08/15/23 (144A)	100,000	102,164

		1,172,764

Pharmaceuticals—0.3%
AbbVie, Inc.
3.200%, 11/21/29	50,000	49,406
4.625%, 10/01/42	205,000	217,796

Pharmaceuticals—(Continued)
Astrazeneca Finance LLC
1.750%, 05/28/28	610,000	562,069
Bausch Health Cos., Inc.
5.750%, 08/15/27 (144A)	150,000	147,803
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A)	535,000	543,980
Bristol-Myers Squibb Co.
0.750%, 11/13/25 (b)	745,000	689,927
2.550%, 11/13/50	180,000	149,415
2.950%, 03/15/32	130,000	127,169
3.550%, 03/15/42	590,000	583,543
Cigna Corp.
1.250%, 03/15/26 (b)	735,000	686,301
CVS Health Corp.
4.125%, 04/01/40	155,000	157,692
5.125%, 07/20/45	210,000	237,050
Teva Pharmaceutical Finance Netherlands III B.V.
4.750%, 05/09/27	300,000	287,985

		4,440,136

Pipelines—0.4%
DCP Midstream Operating L.P.
3.875%, 03/15/23	20,000	20,001
5.600%, 04/01/44	50,000	52,538
Energy Transfer L.P.
5.250%, 04/15/29	265,000	282,783
5.300%, 04/01/44	35,000	35,957
5.350%, 05/15/45	35,000	36,024
5.950%, 10/01/43	20,000	21,345
6.125%, 12/15/45	570,000	628,569
6.250%, 04/15/49	60,000	68,849
Enterprise Products Operating LLC
3.300%, 02/15/53	40,000	34,126
4.250%, 02/15/48	135,000	135,540
4.950%, 10/15/54	155,000	168,492
EQM Midstream Partners L.P.
6.500%, 07/01/27 (144A)	30,000	31,336
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/34 (144A)	530,000	487,520
2.625%, 03/31/36 (144A)	1,195,000	1,071,180
2.940%, 09/30/40 (144A)	250,000	225,418
MPLX L.P.
1.750%, 03/01/26	30,000	28,111
4.950%, 03/14/52	405,000	421,637
NGPL PipeCo LLC
3.250%, 07/15/31 (144A)	210,000	196,065
ONEOK, Inc.
3.100%, 03/15/30	170,000	159,332
4.550%, 07/15/28	95,000	97,613
5.850%, 01/15/26	125,000	134,347
6.350%, 01/15/31	57,000	65,919
Sabine Pass Liquefaction LLC
4.500%, 05/15/30	345,000	360,790

BHFTII-120

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Targa Resources Corp.
4.200%, 02/01/33	290,000	$292,646
4.950%, 04/15/52	30,000	30,564
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.875%, 02/01/31	65,000	65,650
Transcontinental Gas Pipe Line Co. LLC
3.250%, 05/15/30	125,000	121,902
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	95,000	92,352
4.125%, 08/15/31 (144A)	35,000	34,340
Western Midstream Operating L.P.
4.550%, 02/01/30	150,000	149,250

		5,550,196

Real Estate Investment Trusts—0.3%
American Tower Corp.
1.450%, 09/15/26	180,000	164,232
1.500%, 01/31/28	105,000	92,778
2.400%, 03/15/25	255,000	248,156
3.650%, 03/15/27	280,000	279,252
EPR Properties
3.600%, 11/15/31	175,000	158,655
3.750%, 08/15/29	240,000	224,654
4.950%, 04/15/28	470,000	470,197
Equinix, Inc.
2.000%, 05/15/28	210,000	189,219
GLP Capital L.P. / GLP Financing II, Inc.
3.250%, 01/15/32	215,000	195,069
4.000%, 01/15/31	195,000	189,127
5.300%, 01/15/29	235,000	246,884
5.750%, 06/01/28	270,000	290,594
Realty Income Corp.
2.200%, 06/15/28	25,000	23,062
2.850%, 12/15/32 (b)	30,000	28,343
3.400%, 01/15/28	110,000	109,687
SBA Tower Trust
2.836%, 01/15/50 (144A)	545,000	536,123

		3,446,032

Retail—0.3%
1011778 BC ULC / New Red Finance, Inc.
3.500%, 02/15/29 (144A)	170,000	156,987
Asbury Automotive Group, Inc.
4.500%, 03/01/28 (b)	130,000	124,878
FirstCash, Inc.
4.625%, 09/01/28 (144A)	758,000	704,834
5.625%, 01/01/30 (144A)	585,000	562,092
Gap, Inc. (The)
3.625%, 10/01/29 (144A)	627,000	558,657
3.875%, 10/01/31 (144A)	913,000	795,314
Home Depot, Inc. (The)
3.300%, 04/15/40	380,000	365,992
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 06/01/27 (144A)	60,000	60,900

Retail—(Continued)
Lithia Motors, Inc.
4.625%, 12/15/27 (144A)	120,000	119,100
Lowe’s Cos., Inc.
3.350%, 04/01/27	85,000	85,497
3.750%, 04/01/32	55,000	55,605
McDonald’s Corp.
3.350%, 04/01/23	330,000	334,090
3.625%, 09/01/49	245,000	234,580
Suburban Propane Partners L.P. / Suburban Energy Finance Corp.
5.875%, 03/01/27	75,000	76,031
Yum! Brands, Inc.
3.625%, 03/15/31	100,000	91,184

		4,325,741

Semiconductors—0.4%
Broadcom, Inc.
2.600%, 02/15/33 (144A)	10,000	8,682
3.137%, 11/15/35 (144A)	31,000	27,314
3.419%, 04/15/33 (144A)	410,000	382,662
4.000%, 04/15/29 (144A)	1,555,000	1,554,238
4.300%, 11/15/32	95,000	96,403
Entegris, Inc.
3.625%, 05/01/29 (144A)	65,000	60,818
4.375%, 04/15/28 (144A)	90,000	87,075
Intel Corp.
3.100%, 02/15/60	275,000	236,309
Marvell Technology, Inc.
2.450%, 04/15/28	380,000	349,402
2.950%, 04/15/31	375,000	346,628
Microchip Technology, Inc.
2.670%, 09/01/23	715,000	712,605
NVIDIA Corp.
3.500%, 04/01/40	385,000	387,806
NXP B.V. / NXP Funding LLC
4.875%, 03/01/24 (144A)	659,000	677,145
5.350%, 03/01/26 (144A)	200,000	210,508
5.550%, 12/01/28 (144A)	165,000	180,860
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
4.300%, 06/18/29 (144A)	116,000	119,746

		5,438,201

Software—0.6%
Black Knight InfoServ LLC
3.625%, 09/01/28 (144A)	1,658,000	1,571,287
CDK Global, Inc.
5.250%, 05/15/29 (144A)	975,000	980,655
Fair Isaac Corp.
4.000%, 06/15/28 (144A)	853,000	825,806
Microsoft Corp.
2.675%, 06/01/60	42,000	36,217
2.921%, 03/17/52	40,000	37,536
3.041%, 03/17/62 (b)	203,000	189,571
Open Text Corp.
3.875%, 12/01/29 (144A)	740,000	703,000

BHFTII-121

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Open Text Holdings, Inc.
4.125%, 12/01/31 (144A)	130,000	$121,713
Oracle Corp.
2.300%, 03/25/28	330,000	301,413
2.875%, 03/25/31	130,000	118,533
3.600%, 04/01/40	163,000	141,400
3.600%, 04/01/50	267,000	221,440
3.850%, 04/01/60	885,000	726,290
3.950%, 03/25/51	296,000	258,768
4.000%, 07/15/46	225,000	199,652
4.000%, 11/15/47	135,000	119,390
4.100%, 03/25/61	225,000	191,803
4.125%, 05/15/45	15,000	13,470
SS&C Technologies, Inc.
5.500%, 09/30/27 (144A)	735,000	740,524

		7,498,468

Telecommunications—0.5%
AT&T, Inc.
3.500%, 02/01/61	565,000	480,231
3.550%, 09/15/55	1,039,000	916,363
3.650%, 06/01/51	355,000	323,041
3.650%, 09/15/59	31,000	27,185
3.800%, 12/01/57	251,000	228,997
Lumen Technologies, Inc.
4.000%, 02/15/27 (144A)	130,000	121,074
Nokia Oyj
4.375%, 06/12/27 (b)	720,000	730,346
6.625%, 05/15/39	100,000	119,125
NTT Finance Corp.
1.162%, 04/03/26 (144A)	640,000	590,074
Rogers Communications, Inc.
3.800%, 03/15/32 (144A)	310,000	307,599
4.550%, 03/15/52 (144A) (b)	310,000	308,189
Sprint Corp.
7.125%, 06/15/24	100,000	107,255
T-Mobile USA, Inc.
2.050%, 02/15/28	545,000	497,756
2.700%, 03/15/32 (144A)	25,000	22,742
3.500%, 04/15/25	580,000	583,838
3.875%, 04/15/30	150,000	150,576
4.500%, 04/15/50	190,000	192,215
Telecom Italia Capital S.A.
6.000%, 09/30/34	45,000	42,303
7.721%, 06/04/38	50,000	50,990
Telefonica Celular del Paraguay S.A.
5.875%, 04/15/27 (144A)	730,000	739,125
Verizon Communications, Inc.
3.850%, 11/01/42	85,000	84,735
2.650%, 11/20/40	65,000	55,293
2.850%, 09/03/41	180,000	158,445
3.400%, 03/22/41	105,000	98,429
3.550%, 03/22/51	80,000	75,176

Telecommunications—(Continued)
Verizon Communications, Inc.
4.000%, 03/22/50	30,000	30,441

		7,041,543

Transportation—0.1%
Union Pacific Corp.
2.375%, 05/20/31 (b)	595,000	556,717
2.800%, 02/14/32	170,000	163,221
2.973%, 09/16/62	10,000	8,462

		728,400

Trucking & Leasing—0.1%
DAE Funding LLC 1.550%, 08/01/24 (144A)	885,000	835,886
Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.700%, 11/01/24 (144A)	455,000	448,093
4.000%, 07/15/25 (144A)	405,000	408,935

		1,692,914

Water — 0.0%
American Water Capital Corp. 4.150%, 06/01/49	140,000	145,125

Total Corporate Bonds & Notes (Cost $158,992,618)		150,272,239

Mortgage-Backed Securities—5.9%

Collateralized Mortgage Obligations—3.8%
Adjustable Rate Mortgage Trust 0.957%, 1M LIBOR + 0.500%, 01/25/36 (c)	90,805	88,659
0.997%, 1M LIBOR + 0.540%, 11/25/35 (c)	57,777	58,123
Angel Oak Mortgage Trust LLC 0.951%, 07/25/66 (144A) (c)	896,166	845,879
0.985%, 04/25/66 (144A) (c)	375,095	357,802
0.990%, 04/25/53 (144A) (c)	417,368	410,338
1.068%, 05/25/66 (144A) (c)	730,819	689,924
1.820%, 11/25/66 (144A) (c)	610,753	571,890
3.628%, 03/25/49 (144A) (c)	31,905	31,878
3.920%, 11/25/48 (144A) (c)	114,154	114,201
Arroyo Mortgage Trust 3.347%, 04/25/49 (144A) (c)	502,578	490,386
Bear Stearns Adjustable Rate Mortgage Trust 2.988%, 07/25/36 (c)	162,057	153,666
Bear Stearns ALT-A Trust 0.937%, 1M LIBOR + 0.480%, 02/25/36 (c)	339,871	341,967
Bear Stearns Mortgage Funding Trust 0.637%, 1M LIBOR + 0.180%, 10/25/36 (c)	85,472	80,510
0.657%, 1M LIBOR + 0.200%, 02/25/37 (c)	331,256	315,618
BINOM Securitization Trust 2.034%, 06/25/56 (144A) (c)	409,442	390,117
BRAVO Residential Funding Trust 0.941%, 02/25/49 (144A) (c)	277,286	269,080
0.970%, 03/25/60 (144A) (c)	354,316	345,839

BHFTII-122

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
CIM Trust 3.000%, 04/25/57 (144A) (c)	197,647	$198,309
Citigroup Mortgage Loan Trust 2.720%, 07/25/49 (144A) (c)	79,811	78,999
3.228%, 11/25/70 (144A) (m)	391,428	391,290
COLT Mortgage Loan Trust 0.910%, 06/25/66 (144A) (c)	568,437	523,067
0.956%, 09/27/66 (144A) (c)	944,775	875,097
Connecticut Avenue Securities Trust 2.557%, 1M LIBOR + 2.100%, 06/25/39 (144A) (c)	9,623	9,623
2.607%, 1M LIBOR + 2.150%, 09/25/31 (144A) (c)	56,813	56,813
2.607%, 1M LIBOR + 2.150%, 11/25/39 (144A) (c)	234,050	230,687
Countrywide Alternative Loan Trust 0.907%, 1M LIBOR + 0.450%, 03/01/38 (c)	148,151	122,954
0.997%, 1M LIBOR + 0.540%, 01/25/36 (c)	78,280	76,919
1.257%, 1M LIBOR + 0.800%, 12/25/35 (c)	84,601	73,633
1.491%, 12M MTA + 1.350%, 08/25/35 (c)	187,985	170,978
5.500%, 11/25/35	366,290	260,616
Countrywide Home Loan Mortgage Pass-Through Trust 0.857%, 1M LIBOR + 0.400%, 04/25/46 (c)	200,852	172,364
1.137%, 1M LIBOR + 0.680%, 02/25/35 (c)	73,149	67,360
2.577%, 06/20/35 (c)	5,830	5,785
2.887%, 09/25/47 (c)	200,521	189,558
Credit Suisse Mortgage Capital Certificates Trust 0.938%, 05/25/66 (144A) (c)	499,407	471,367
1.179%, 02/25/66 (144A) (c)	776,677	749,078
1.841%, 10/25/66 (144A) (c)	586,151	559,531
2.265%, 11/25/66 (144A) (c)	1,331,808	1,280,962
3.250%, 04/25/47 (144A) (c)	330,491	320,972
CSMC Trust 1.796%, 12/27/60 (144A) (c)	337,770	321,496
Deephaven Residential Mortgage Trust 0.899%, 04/25/66 (144A) (c)	265,216	249,455
Deutsche ALT-A Securities Mortgage Loan Trust 0.607%, 1M LIBOR + 0.150%, 12/25/36 (c)	204,486	201,256
Ellington Financial Mortgage Trust 0.931%, 06/25/66 (144A) (c)	226,837	212,136
2.206%, 01/25/67 (144A) (c)	638,765	604,453
GCAT LLC 1.036%, 05/25/66 (144A) (c)	493,877	467,076
1.091%, 05/25/66 (144A) (c)	689,807	652,844
1.262%, 07/25/66 (144A) (c)	1,198,579	1,133,732
1.915%, 08/25/66 (144A) (c)	514,052	499,260
GreenPoint Mortgage Funding Trust 1.541%, 12M MTA + 1.400%, 10/25/45 (c)	153,657	128,035
GSR Mortgage Loan Trust 0.757%, 1M LIBOR + 0.300%, 01/25/37 (c)	457,854	104,926
2.871%, 01/25/36 (c)	197,250	199,644
6.000%, 07/25/37	141,283	116,115
Home Re, Ltd. 2.057%, 1M LIBOR + 1.600%, 10/25/28 (144A) (c)	204,195	203,851
Imperial Fund Mortgage Trust 3.638%, 03/25/67 (144A) (m)	1,320,000	1,304,798

Collateralized Mortgage Obligations—(Continued)
IndyMac INDX Mortgage Loan Trust 3.011%, 10/25/35 (c)	13,976	13,020
JPMorgan Mortgage Trust 3.067%, 05/25/36 (c)	13,326	11,753
Legacy Mortgage Asset Trust 1.650%, 11/25/60 (144A) (m)	224,816	212,133
1.750%, 04/25/61 (144A) (m)	337,107	321,394
1.750%, 07/25/61 (144A) (m)	429,980	409,285
3.000%, 06/25/59 (144A) (m)	575,670	574,501
3.250%, 11/25/59 (144A) (m)	808,853	805,190
LSTAR Securities Investment, Ltd. 1.931%, 1M LIBOR + 1.700%, 03/02/26 (144A) (c)	846,898	835,838
2.255%, 1M LIBOR + 1.800%, 02/01/26 (144A) (c)	533,413	533,077
2.955%, 1M LIBOR + 2.500%, 04/01/24 (144A) (c)	267,765	269,725
2.955%, 1M LIBOR + 2.500%, 05/01/24 (144A) (c)	550,342	542,179
MASTR Adjustable Rate Mortgages Trust 2.759%, 11/21/34 (c)	45,353	45,218
2.764%, 09/25/33 (c)	49,938	49,328
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (c)	362,844	363,973
MFA Trust 1.029%, 11/25/64 (144A) (c)	401,774	380,021
1.153%, 04/25/65 (144A) (c)	355,722	349,527
Mill City Mortgage Loan Trust 3.497%, 04/25/66 (144A) (c)	903,167	902,959
3.500%, 08/25/58 (144A) (c)	431,090	429,488
Morgan Stanley Mortgage Loan Trust 3.327%, 05/25/36 (c)	152,436	93,501
New Residential Mortgage Loan Trust 0.941%, 10/25/58 (144A) (c)	307,180	299,439
1.207%, 1M LIBOR + 0.750%, 01/25/48 (144A) (c)	528,839	525,402
2.492%, 09/25/59 (144A) (c)	110,011	109,336
3.500%, 08/25/59 (144A) (c)	404,330	402,801
3.750%, 11/26/35 (144A) (c)	373,545	373,366
3.985%, 09/25/57 (144A) (c)	555,474	557,882
4.000%, 02/25/57 (144A) (c)	662,603	663,897
4.000%, 03/25/57 (144A) (c)	700,164	701,803
4.000%, 04/25/57 (144A) (c)	555,606	557,186
4.000%, 05/25/57 (144A) (c)	385,147	385,693
NMLT Trust 1.185%, 05/25/56 (144A) (c)	994,763	934,037
Oaktown Re III, Ltd. 1.857%, 1M LIBOR + 1.400%, 07/25/29 (144A) (c)	61,246	61,244
OBX Trust 1.054%, 07/25/61 (144A) (c)	595,752	558,839
1.072%, 02/25/66 (144A) (c)	707,936	685,459
2.305%, 11/25/61 (144A) (c)	1,160,134	1,121,867
Preston Ridge Partners Mortgage LLC 1.793%, 06/25/26 (144A) (m)	620,191	587,790
1.793%, 07/25/26 (144A) (m)	620,242	588,184
1.867%, 04/25/26 (144A) (m)	1,141,162	1,087,877
2.363%, 11/25/25 (144A) (m)	166,042	161,549
2.363%, 10/25/26 (144A) (m)	1,207,785	1,154,395
2.487%, 10/25/26 (144A) (m)	516,675	495,489

BHFTII-123

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
RALI Series Trust 1.057%, 1M LIBOR + 0.600%, 04/25/36 (c)	508,844	$468,806
6.000%, 12/25/35	141,634	136,827
RFMSI Trust 2.805%, 08/25/35 (c)	53,230	29,809
Seasoned Credit Risk Transfer Trust 2.500%, 08/25/59	546,603	529,648
3.500%, 11/25/57	428,320	434,535
3.500%, 03/25/58	881,463	885,236
3.500%, 07/25/58	1,174,242	1,194,045
3.500%, 08/25/58	230,051	234,225
3.500%, 10/25/58	955,446	962,192
Starwood Mortgage Residential Trust 0.943%, 05/25/65 (144A) (c)	240,005	234,525
1.219%, 05/25/65 (144A) (c)	650,867	637,541
1.920%, 11/25/66 (144A) (c)	921,169	868,166
Structured Adjustable Rate Mortgage Loan Trust 0.757%, 1M LIBOR + 0.300%, 09/25/34 (c)	40,410	38,044
Toorak Mortgage Corp., Ltd. 2.240%, 06/25/24 (144A) (m)	670,000	634,085
Towd Point Mortgage Trust 2.750%, 08/25/55 (144A) (c)	23,533	23,511
2.750%, 10/25/56 (144A) (c)	428,829	428,823
2.750%, 04/25/57 (144A) (c)	83,591	83,638
2.750%, 06/25/57 (144A) (c)	431,922	428,795
2.918%, 11/30/60 (144A) (c)	1,279,071	1,244,448
Verus Securitization Trust 0.918%, 02/25/64 (144A) (c)	360,309	352,829
0.938%, 07/25/66 (144A) (c)	417,567	391,810
1.031%, 02/25/66 (144A) (c)	308,791	297,246
1.824%, 11/25/66 (144A) (c)	657,156	628,824
1.829%, 10/25/66 (144A) (c)	1,278,166	1,207,447
WaMu Mortgage Pass-Through Certificates Trust 1.021%, 12M MTA + 0.880%, 10/25/46 (c)	133,980	125,667
2.811%, 06/25/37 (c)	73,114	69,933
Washington Mutual Mortgage Pass-Through Certificates 1.057%, 1M LIBOR + 0.600%, 07/25/36 (c)	61,875	41,879
Wells Fargo Mortgage-Backed Securities Trust 2.240%, 10/25/36 (c)	52,419	49,895
2.514%, 09/25/36 (c)	53,931	52,663

		50,711,653

Commercial Mortgage-Backed Securities—2.1%
BANK 0.598%, 11/15/62 (c)(d)	4,567,308	173,405
0.644%, 11/15/62 (c)(d)	2,256,582	95,827
0.695%, 12/15/52 (c)(d)	3,646,698	161,812
0.725%, 11/15/50 (c)(d)	8,160,445	272,920
0.770%, 11/15/54 (c)(d)	949,883	33,326
0.854%, 09/15/62 (c)(d)	4,448,357	222,140
0.897%, 05/15/62 (c)(d)	2,888,947	150,403
1.782%, 03/15/63 (c)(d)	4,999,996	582,285
2.036%, 02/15/54	565,000	508,795
3.688%, 02/15/61	1,700,000	1,727,742

Commercial Mortgage-Backed Securities—(Continued)
Barclays Commercial Mortgage Trust 0.988%, 04/15/53 (c)(d)	1,280,000	91,084
1.247%, 1M LIBOR + 0.850%, 08/15/36 (144A) (c)	1,802,000	1,783,845
1.437%, 02/15/50 (c)(d)	5,245,421	288,145
4.969%, 12/15/51 (c)	475,000	480,943
Benchmark Mortgage Trust 0.492%, 01/15/51 (c)(d)	2,396,669	54,396
0.508%, 07/15/51 (c)(d)	4,273,265	92,579
1.061%, 08/15/52 (c)(d)	2,038,554	107,106
1.225%, 03/15/62 (c)(d)	6,101,476	385,676
1.519%, 01/15/54 (c)(d)	2,363,080	247,457
1.792%, 07/15/53 (c)(d)	1,326,819	127,933
3.882%, 02/15/51 (c)	795,000	814,667
4.016%, 03/15/52	1,600,000	1,656,247
BX Commercial Mortgage Trust 1.317%, 1M LIBOR + 0.920%, 10/15/36 (144A) (c)	1,009,427	1,005,032
CAMB Commercial Mortgage Trust 2.947%, 1M LIBOR + 2.550%, 12/15/37 (144A) (c)	665,000	653,617
Century Plaza Towers 2.865%, 11/13/39 (144A)	585,000	552,027
Citigroup Commercial Mortgage Trust 0.911%, 07/10/47 (c)(d)	3,143,923	56,487
1.022%, 04/10/48 (c)(d)	3,794,950	96,643
Commercial Mortgage Pass-Through Certificates Mortgage Trust 0.536%, 02/10/47 (c)(d)	2,620,871	21,996
0.706%, 08/10/46 (c)(d)	686,047	5,326
1.685%, 10/15/45 (c)(d)	340,289	1,211
2.819%, 01/10/39 (144A)	205,000	196,712
2.853%, 10/15/45	178,907	179,198
3.101%, 03/10/46	145,000	145,218
3.213%, 03/10/46	171,029	171,479
3.424%, 03/10/31 (144A)	1,065,000	1,074,611
3.612%, 06/10/46 (c)	260,000	261,669
3.796%, 08/10/47	225,000	227,220
3.896%, 01/10/39 (144A) (c)	210,000	202,727
3.961%, 03/10/47	235,125	237,813
4.074%, 02/10/47 (c)	115,000	116,590
4.205%, 08/10/46	97,229	98,576
4.210%, 08/10/46 (c)	175,000	177,471
4.236%, 02/10/47 (c)	190,000	193,164
4.750%, 10/15/45 (144A) (c)	355,000	190,884
Credit Suisse First Boston Mortgage Securities Corp. 4.877%, 04/15/37	967	951
CSAIL Commercial Mortgage Trust 0.742%, 06/15/57 (c)(d)	11,612,481	208,271
0.925%, 11/15/48 (c)(d)	734,699	19,492
1.866%, 01/15/49 (c)(d)	1,518,424	92,152
DBJPM Mortgage Trust 1.712%, 09/15/53 (c)(d)	1,010,517	86,690
GS Mortgage Securities Corp. 2.954%, 11/05/34 (144A)	1,200,000	1,198,140
GS Mortgage Securities Trust 0.063%, 07/10/46 (c)(d)	10,073,670	6,663
0.093%, 08/10/44 (144A) (c)(d)	163,882	2
5.031%, 04/10/47 (144A) (c)	465,000	268,783

BHFTII-124

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
JPMBB Commercial Mortgage Securities Trust 0.598%, 09/15/47 (c)(d)	2,781,213	$33,390
3.363%, 07/15/45	350,575	351,228
JPMorgan Chase Commercial Mortgage Securities Trust 2.733%, 10/15/45 (144A) (c)	400,000	213,597
2.812%, 01/16/37 (144A)	305,000	296,012
4.364%, 12/15/47 (144A) (c)	130,000	107,971
Morgan Stanley Bank of America Merrill Lynch Trust 0.959%, 12/15/47 (c)(d)	1,793,367	35,553
0.980%, 10/15/48 (c)(d)	757,651	18,409
2.918%, 02/15/46	130,000	129,976
3.134%, 12/15/48	480,000	481,060
3.176%, 08/15/45	110,033	110,020
3.766%, 11/15/46	160,061	160,271
4.259%, 10/15/46 (c)	115,000	116,561
Morgan Stanley Capital Trust 1.341%, 06/15/50 (c)(d)	1,542,469	73,094
3.912%, 09/09/32 (144A)	1,140,000	1,131,216
5.086%, 07/15/49 (144A) (c)	265,000	140,883
5.658%, 10/12/52 (144A) (c)	12,137	4,248
MTRO Commercial Mortgage Trust 2.197%, 1M LIBOR + 1.800%, 12/15/33 (144A) (c)	565,000	547,871
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (c)	150,000	143,571
SG Commercial Mortgage Securities Trust 2.632%, 03/15/37 (144A)	1,230,000	1,193,665
UBS Commercial Mortgage Trust 1.049%, 08/15/50 (c)(d)	888,904	36,025
UBS-Barclays Commercial Mortgage Trust 2.850%, 12/10/45	325,000	325,742
3.091%, 08/10/49	421,076	421,682
3.185%, 03/10/46	240,000	240,620
3.244%, 04/10/46	300,119	301,117
VNDO Mortgage Trust 2.996%, 11/15/30 (144A)	1,105,000	1,109,435
Wells Fargo Commercial Mortgage Trust 0.900%, 09/15/57 (c)(d)	4,680,101	120,247
1.084%, 05/15/48 (c)(d)	2,772,128	71,109
2.918%, 10/15/45	256,094	256,397
2.942%, 10/15/49	890,000	874,497
4.152%, 05/15/48 (c)	80,000	75,999
WF-RBS Commercial Mortgage Trust
1.246%, 03/15/47 (c)(d)	1,472,756	26,002
2.870%, 11/15/45	319,991	320,115
2.875%, 12/15/45	175,000	174,941
3.016%, 11/15/47 (144A)	86,806	5,209
3.071%, 03/15/45	180,010	180,205
3.345%, 05/15/45	100,000	100,152
3.723%, 05/15/47	93,339	92,200
3.995%, 05/15/47	160,281	161,599
4.045%, 03/15/47	40,000	40,465

Commercial Mortgage-Backed Securities—(Continued)
WF-RBS Commercial Mortgage Trust
4.101%, 03/15/47	335,000	340,375
4.888%, 06/15/44 (144A) (c)	105,000	67,438

		28,435,715

Total Mortgage-Backed Securities (Cost $85,388,973)		79,147,368

Asset-Backed Securities—3.3%

Asset-Backed - Automobile—0.3%
AmeriCredit Automobile Receivables Trust 2.580%, 09/18/25	535,000	532,712
Credit Acceptance Auto Loan Trust 1.000%, 05/15/30 (144A)	370,000	357,054
Drive Auto Receivables Trust 2.700%, 02/16/27	465,000	464,612
Exeter Automobile Receivables Trust 2.580%, 09/15/25 (144A)	1,045,000	1,041,248
2.730%, 12/15/25 (144A)	315,000	313,759
Santander Drive Auto Receivables Trust 1.480%, 01/15/27	140,000	136,233
Westlake Automobile Receivables Trust 1.650%, 02/17/26 (144A)	415,000	402,094
2.720%, 11/15/24 (144A)	765,000	766,362

		4,014,074

Asset-Backed - Credit Card—0.0%
Mercury Financial Credit Card Master Trust 1.540%, 03/20/26 (144A)	495,000	480,336

Asset-Backed - Home Equity—0.1%
GSAA Home Equity Trust 0.557%, 1M LIBOR + 0.100%, 12/25/46 (c)	50,656	29,679
1.057%, 1M LIBOR + 0.600%, 03/25/36 (c)	582,058	365,967
5.985%, 06/25/36 (c)	445,499	155,255
Renaissance Home Equity Loan Trust 6.120%, 11/25/36 (m)	239,267	117,120
Soundview Home Loan Trust 0.957%, 1M LIBOR + 0.500%, 11/25/36 (c)	440,884	425,581

		1,093,602

Asset-Backed - Other—2.9%
510 Asset Backed Trust 2.116%, 06/25/61 (144A) (m)	1,028,836	984,000
Affirm Asset Securitization Trust 1.900%, 01/15/25 (144A)	262,896	260,260
3.460%, 10/15/24 (144A)	119,607	120,027
Apex Credit CLO, Ltd. 1.259%, 3M LIBOR + 1.000%, 04/24/29 (144A) (c)	1,096,501	1,092,852
Apollo Aviation Securitization Trust 3.351%, 01/16/40 (144A)	196,201	172,531

BHFTII-125

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Arbor Realty Commercial Real Estate Notes, Ltd. 1.497%, 1M LIBOR + 1.100%, 05/15/36 (144A) (c)	210,000	$207,776
Avant Loans Funding Trust 1.210%, 07/15/30 (144A)	455,000	439,697
Bain Capital Credit CLO, Ltd. 1.438%, 3M LIBOR + 1.180%, 07/25/34 (144A) (c)	1,325,000	1,311,789
Bayview Koitere Fund Trust 3.500%, 07/28/57 (144A) (c)	522,051	518,687
4.000%, 11/28/53 (144A) (c)	202,042	200,532
Bayview Mortgage Fund Trust 3.500%, 01/28/58 (144A) (c)	334,596	329,610
Bayview Opportunity Master Fund Trust 3.500%, 01/28/55 (144A) (c)	222,595	221,153
3.500%, 06/28/57 (144A) (c)	261,043	259,771
3.500%, 10/28/57 (144A) (c)	508,822	497,640
4.000%, 10/28/64 (144A) (c)	421,648	417,120
BlueMountain CLO, Ltd. 1.354%, 3M LIBOR + 1.100%, 04/20/34 (144A) (c)	825,000	815,021
1.398%, 3M LIBOR + 1.150%, 04/19/34 (144A) (c)	1,560,000	1,551,147
Buckhorn Park CLO, Ltd. 1.361%, 3M LIBOR + 1.120%, 07/18/34 (144A) (c)	555,000	551,842
CF Hippolyta LLC 1.990%, 07/15/60 (144A)	250,746	230,426
Cirrus Funding, Ltd. 4.800%, 01/25/37 (144A)	940,000	952,151
Domino’s Pizza Master Issuer LLC 2.662%, 04/25/51 (144A)	516,100	478,485
3.668%, 10/25/49 (144A)	323,400	310,036
4.116%, 07/25/48 (144A)	677,250	680,440
Finance America Mortgage Loan Trust 1.507%, 1M LIBOR + 1.050%, 09/25/33 (c)	47,677	46,500
GMACM Home Equity Loan Trust 0.957%, 1M LIBOR + 0.500%, 10/25/34 (144A) (c)	14,041	13,903
Harriman Park CLO, Ltd. 1.374%, 3M LIBOR + 1.120%, 04/20/34 (144A) (c)	1,655,000	1,647,606
KKR CLO, Ltd. 1.241%, 3M LIBOR + 1.000%, 04/15/31 (144A) (c)	1,230,000	1,218,573
Knollwood CDO, Ltd. 3.431%, 3M LIBOR + 3.200%, 01/10/39 (144A) (c)	764,301	77
LCM, Ltd. 1.294%, 3M LIBOR + 1.040%, 10/20/27 (144A) (c)	463,574	462,025
Madison Park Funding, Ltd. 1.361%, 3M LIBOR + 1.120%, 07/17/34 (144A) (c)	1,330,000	1,320,265
MF1, Ltd. 1.800%, SOFR30A + 1.750%, 02/19/37 (144A) (c)	685,000	676,878
MFA LLC 2.363%, 03/25/60 (144A) (m)	910,096	889,246
Morgan Stanley ABS Capital I, Inc. Trust 0.757%, 1M LIBOR + 0.300%, 06/25/36 (c)	8,696	7,869
NRZ Excess Spread-Collateralized Notes 3.844%, 12/25/25 (144A)	133,530	129,968
Octagon Investment Partners 45, Ltd. 1.584%, 3M TSFR + 1.340%, 04/15/35 (144A) (c)	1,155,000	1,152,296

Asset-Backed - Other—(Continued)
OZLM, Ltd. 1.251%, 3M LIBOR + 1.010%, 07/17/29 (144A) (c)	287,029	285,494
1.259%, 3M LIBOR + 1.020%, 04/15/31 (144A) (c)	900,000	892,791
1.349%, 3M LIBOR + 1.050%, 04/30/27 (144A) (c)	175,576	175,495
Pretium Mortgage Credit Partners LLC 1.992%, 06/27/60 (144A) (m)	610,175	583,938
1.992%, 02/25/61 (144A) (m)	1,193,257	1,136,450
2.487%, 07/25/51 (144A) (m)	594,316	576,394
2.981%, 01/25/52 (144A) (m)	1,322,126	1,279,113
RCO Mortgage LLC 1.868%, 05/26/26 (144A) (m)	441,142	428,701
Regatta VI Funding, Ltd. 1.414%, 3M LIBOR + 1.160%, 04/20/34 (144A) (c)	1,200,000	1,187,336
RR 1 LLC 1.391%, 3M LIBOR + 1.150%, 07/15/35 (144A) (c)	1,365,000	1,358,174
RR 16, Ltd. 1.351%, 3M LIBOR + 1.110%, 07/15/36 (144A) (c)	1,175,000	1,167,129
Sapphire Aviation Finance II, Ltd. 3.228%, 03/15/40 (144A)	200,201	180,550
Sound Point CLO XXIX, Ltd. 1.328%, 3M LIBOR + 1.070%, 04/25/34 (144A) (c)	1,300,000	1,290,619
Summit Issuer LLC 2.290%, 12/20/50 (144A)	320,000	301,574
Symphony CLO, Ltd. 1.188%, 3M LIBOR + 0.950%, 07/14/26 (144A) (c)	267,946	267,852
Upstart Securitization Trust 0.830%, 07/20/31 (144A)	250,730	246,224
VCAT Asset Securitization LLC 1.743%, 05/25/51 (144A) (m)	599,331	570,533
2.115%, 03/27/51 (144A) (m)	183,466	177,749
Venture CLO, Ltd. 1.371%, 3M LIBOR + 1.130%, 04/15/34 (144A) (c)	1,300,000	1,283,153
1.481%, 3M LIBOR + 1.240%, 04/15/34 (144A) (c)	500,000	498,502
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (m)	587,689	564,599
Voya CLO, Ltd. 1.141%, 3M LIBOR + 0.900%, 01/18/29 (144A) (c)	1,246,384	1,238,917
Wellfleet CLO X, Ltd. 1.424%, 3M LIBOR + 1.170%, 07/20/32 (144A) (c)	1,065,000	1,058,248
Wendy’s Funding LLC 2.370%, 06/15/51 (144A)	1,176,113	1,046,049
3.884%, 03/15/48 (144A)	416,513	411,940
Wingstop Funding LLC 2.841%, 12/05/50 (144A)	164,175	152,268

		38,527,991

Total Asset-Backed Securities (Cost $45,793,106)		44,116,003

BHFTII-126

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—2.1%

Security Description	Principal Amount*	Value

Sovereign—2.1%
Angolan Government International Bonds 8.000%, 11/26/29	400,000	$401,448
8.250%, 05/09/28	205,000	208,587
Benin Government International Bond 4.950%, 01/22/35 (144A) (EUR)	620,000	558,302
Bermuda Government International Bond 2.375%, 08/20/30 (144A)	200,000	183,000
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	11,104,000	2,193,053
Chile Government International Bonds 1.250%, 01/22/51 (EUR)	1,100,000	902,147
3.100%, 05/07/41	285,000	250,732
3.250%, 09/21/71	200,000	161,862
3.500%, 01/31/34	200,000	197,298
4.000%, 01/31/52	220,000	217,155
Colombia Government International Bonds 3.875%, 04/25/27	325,000	311,571
5.000%, 06/15/45	800,000	673,288
5.200%, 05/15/49	200,000	170,454
5.625%, 02/26/44	225,000	203,956
Croatia Government International Bond 1.500%, 06/17/31 (EUR)	1,025,000	1,063,037
Dominican Republic International Bond 6.400%, 06/05/49 (144A)	1,110,000	1,037,861
Egypt Government International Bonds 7.300%, 09/30/33 (144A)	200,000	174,426
7.625%, 05/29/32 (144A)	255,000	230,709
8.500%, 01/31/47	200,000	170,156
Finance Department Government of Sharjah 3.625%, 03/10/33 (144A)	550,000	506,715
Hungary Government International Bond 1.625%, 04/28/32 (EUR)	1,320,000	1,384,171
Indonesia Government International Bonds 1.100%, 03/12/33 (EUR)	1,170,000	1,126,000
2.150%, 07/18/24 (EUR)	100,000	112,450
2.625%, 06/14/23 (EUR)	100,000	112,694
Ivory Coast Government International Bond 4.875%, 01/30/32 (EUR)	460,000	447,382
Jordan Government International Bond 5.850%, 07/07/30	430,000	400,141
Mexican Bonos 7.750%, 05/29/31 (MXN)	72,152,300	3,494,979
Mexico Government International Bonds 1.125%, 01/17/30 (EUR)	200,000	197,454
1.450%, 10/25/33 (EUR)	1,330,000	1,238,845
3.771%, 05/24/61	335,000	270,784
4.280%, 08/14/41	340,000	316,938
Morocco Government International Bond 2.000%, 09/30/30 (EUR)	640,000	618,064
North Macedonia Government International Bonds 2.750%, 01/18/25 (EUR)	425,000	457,330
3.675%, 06/03/26 (144A) (EUR)	515,000	568,340
Oman Government International Bond 6.750%, 01/17/48 (144A)	895,000	892,870

Sovereign—(Continued)
Panama Government International Bonds 3.870%, 07/23/60	1,170,000	1,023,469
4.300%, 04/29/53	400,000	383,992
4.500%, 01/19/63	200,000	191,852
Philippine Government International Bonds 1.200%, 04/28/33 (EUR)	1,135,000	1,115,846
1.750%, 04/28/41 (EUR)	300,000	281,679
Romanian Government International Bonds 2.625%, 12/02/40 (144A) (EUR)	635,000	533,616
2.750%, 04/14/41 (EUR)	305,000	257,634
3.375%, 02/08/38 (EUR)	310,000	296,166
4.625%, 04/03/49 (EUR)	738,000	800,411
Russian Federal Bond - OFZ 5.900%, 03/12/31 (RUB) (l)	148,955,000	54,999
Saudi Government International Bond 2.000%, 07/09/39 (EUR)	820,000	835,925
Senegal Government International Bonds 4.750%, 03/13/28 (EUR)	245,000	262,900
6.250%, 05/23/33	485,000	457,326

Total Foreign Government (Cost $34,589,066)		27,950,014

Floating Rate Loans (n)—1.3%

Advertising—0.0%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 3.799%, 3M LIBOR + 3.500%, 08/21/26	136,500	134,427
CMG Media Corp. Term Loan, 3.957%, 1M LIBOR + 3.500%, 12/17/26	117,315	115,712

		250,139

Aerospace/Defense—0.0%
TransDigm, Inc. Term Loan E, 2.707%, 1M LIBOR + 2.250%, 05/30/25	145,025	142,618

Agriculture—0.0%
Lorca Finco plc Term Loan B1, 4.250%, 6M EURIBOR + 4.250%, 09/17/27 (EUR)	180,000	198,805

Airlines—0.0%
Kestrel Bidco, Inc. Term Loan B, 4.000%, 6M LIBOR + 3.000%, 12/11/26	97,750	94,390
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	100,000	103,531
United Airlines, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 04/21/28	99,000	98,010

		295,931

Apparel—0.0%
Birkenstock GmbH & Co. KG USD Term Loan B, 3.750%, 6M LIBOR + 3.250%, 04/28/28	99,250	98,340

BHFTII-127

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Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (n)—(Continued)

Security Description	Principal Amount*	Value

Auto Parts & Equipment—0.0%
Clarios Global L.P. EUR Term Loan B, 3.250%, 1M EURIBOR + 3.250%, 04/30/26 (EUR)	145,013	$157,312
USD Term Loan B, 3.707%, 1M LIBOR + 3.250%, 04/30/26	97,199	96,166

		253,478

Building Materials—0.0%
Cornerstone Building Brands, Inc. Term Loan B, 3.750%, 1M LIBOR + 3.250%, 04/12/28	195,277	189,541
Ingersoll-Rand Services Co. USD Term Loan, 2.207%, 1M LIBOR + 1.750%, 03/01/27	456	450
Quikrete Holdings, Inc. 1st Lien Term Loan, 2.957%, 1M LIBOR + 2.500%, 02/01/27	122,188	119,395

		309,386

Chemicals—0.1%
Axalta Coating Systems U.S. Holdings, Inc. Term Loan B3, 2.756%, 3M LIBOR + 1.750%, 06/01/24	791,591	786,479
Diamond (BC) B.V. Term Loan B, 3.250%, 1M LIBOR + 2.750%, 09/29/28	149,625	146,866

		933,345

Commercial Services—0.2%
Allied Universal Holdco LLC USD Incremental Term Loan B, 4.250%, 1M LIBOR + 3.750%, 05/12/28	111,655	110,212
APX Group, Inc.
Term Loan B, 6.000%, 1M LIBOR + 3.500%, 07/10/28	99,500	98,360
AVSC Holding Corp.
Term Loan B1, 4.250%, 3M LIBOR + 3.250%, 03/03/25	168,614	159,586
BrightView Landscapes LLC
1st Lien Term Loan B, 3.000%, 1M LIBOR + 2.500%, 08/15/25	209,781	207,421
MPH Acquisition Holdings LLC
Term Loan B, 4.758%, 3M LIBOR + 4.250%, 09/01/28	149,250	145,379
Techem Verwaltungsgesellschaft 675 mbH
Term Loan B4, 2.625%, 3M EURIBOR + 2.625%, 07/15/25 (EUR)	49,291	53,721
Verisure Holding AB
Term Loan B, 3.250%, 3M EURIBOR + 3.250%, 07/20/26 (EUR)	185,000	201,330
Wex, Inc.
Term Loan, 2.707%, 1M LIBOR + 2.250%, 03/31/28	1,019,700	1,009,078
WW International, Inc.
Term Loan B, 3.957%, 1M LIBOR + 3.500%, 04/13/28	94,500	86,397

		2,071,484

Computers—0.0%
McAfee LLC
USD Term Loan B, 4.500%, TSFR + 4.000%, 03/01/29	145,000	144,057
Peraton Holding Corp.
Term Loan B, 4.500%, 1M LIBOR + 3.750%, 02/01/28	106,932	106,207
Tempo Acquisition LLC
Term Loan B, 3.500%, TSFR + 3.000%, 08/31/28	176,188	175,307

		425,571

Cosmetics/Personal Care—0.0%
Sunshine Luxembourg ViII S.a.r.l
Term Loan B3, 4.756%, 3M LIBOR + 3.750%, 10/01/26	201,663	200,592

Distribution/Wholesale—0.1%
American Builders & Contractors Supply Co., Inc.
Term Loan, 2.457%, 1M LIBOR + 2.000%, 01/15/27	587,727	581,336

Diversified Financial Services—0.1%
Blackhawk Network Holdings, Inc. 1st Lien Term Loan, 3.457%, 1M LIBOR + 3.000%, 06/15/25	192,984	189,751
Deerfield Dakota Holding LLC Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	216,150	215,529
Fleetcor Technologies Operating Co. LLC Term Loan B4, 2.195%, 1M LIBOR + 1.750%, 04/28/28	198,750	195,875

		601,155

Electronics—0.0%
II-VI, Inc. Bridge Term Loan B, 12/01/28 (o)	100,000	98,917

Engineering & Construction—0.0%
Artera Services LLC Incremental Term Loan, 4.506%, 3M LIBOR + 3.500%, 03/06/25	99,250	93,760
Brand Energy & Infrastructure Services, Inc. Term Loan, 5.256%, 3M LIBOR + 4.250%, 06/21/24	142,875	136,882
Brown Group Holding LLC Term Loan B, 3.506%, 3M LIBOR + 2.500%, 06/07/28	174,064	$171,362

		402,004

Entertainment—0.0%
Crown Finance U.S., Inc. Incremental Term Loan B1, 9.250%, 3M LIBOR + 8.250%, 02/28/25	3,492	3,727
Term Loan, 3.506%, 3M LIBOR + 2.500%, 02/28/25	80,221	62,146
Delta 2 (LUX) S.a.r.l. Term Loan, 3.500%, 1M LIBOR + 2.500%, 02/01/24	241,686	240,448
Golden Entertainment, Inc. 1st Lien Term Loan, 4.000%, 1M LIBOR + 3.000%, 10/21/24	132,813	131,692

		438,013

Food—0.0%
Froneri International, Ltd. Term Loan, 2.707%, 1M LIBOR + 2.250%, 01/29/27	98,250	96,703
Hostess Brands LLC Term Loan, 3.000%, 3M LIBOR + 2.250%, 08/03/25	104,317	103,170
U.S. Foods, Inc. Term Loan B, 2.508%, 3M LIBOR + 2.000%, 09/13/26	121,875	119,725

		319,598

Food Service—0.0%
Aramark Services, Inc. Term Loan B4, 2.207%, 1M LIBOR + 1.750%, 01/15/27	93,250	91,667

BHFTII-128

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (n)—(continued)

Security Description	Principal Amount*	Value

Gas—0.0%
UGI Energy Services LLC Term Loan B, 4.207%, 1M LIBOR + 3.750%, 08/13/26	145,875	$145,784

Healthcare-Products—0.0%
Avantor Funding, Inc. Term Loan B5, 2.750%, 1M LIBOR + 2.250%, 11/08/27	222,756	221,409
Medline Borrower L.P. Term Loan B, 3.750%, 1M LIBOR + 3.250%, 10/23/28	220,000	217,937

		439,346

Healthcare-Services—0.0%
ADMI Corp. Term Loan B2, 3.875%, 1M LIBOR + 3.375%, 12/23/27	123,750	121,829
Envision Healthcare Corp. 1st Lien Term Loan, 4.207%, 1M LIBOR + 3.750%, 10/10/25	111,263	74,864
Surgery Center Holdings, Inc. Term Loan, 4.500%, 1M LIBOR + 3.750%, 08/31/26	188,100	186,872

		383,565

Insurance—0.1%
Acrisure LLC Term Loan B, 3.957%, 1M LIBOR + 3.500%, 02/15/27	133,300	131,500
Asurion LLC Second Lien Term Loan B4, 5.707%, 1M LIBOR + 5.250%, 01/20/29	100,000	98,000
Term Loan B8, 3.707%, 1M LIBOR + 3.250%, 12/23/26	247,752	242,731
HUB International, Ltd. Term Loan B, 3.267%, 3M LIBOR + 3.000%, 04/25/25	115,500	114,338
Sedgwick Claims Management Services, Inc.
Term Loan B, 3.707%, 1M LIBOR + 3.250%, 12/31/25	96,750	95,921
Term Loan B, 4.207%, 1M LIBOR + 3.750%, 09/03/26	131,288	130,702
USI, Inc.
Repriced Term Loan, 4.006%, 3M LIBOR + 3.000%, 05/16/24	100,275	99,796

		912,988

Internet—0.1%
Go Daddy Operating Co. LLC
Term Loan B, 2.207%, 1M LIBOR + 1.750%, 02/15/24	783,475	779,978
Term Loan B4, 2.449%, 1M LIBOR + 2.000%, 08/10/27	112,988	112,038

		892,016

Leisure Time—0.0%
Carnival Corp.
Incremental Term Loan B, 4.000%, 3M LIBOR + 3.250%, 10/18/28	124,688	122,090
MajorDrive Holdings LLC
Term Loan B, 4.563%, 3M LIBOR + 4.000%, 06/01/28	99,250	97,947

		220,037

Lodging—0.0%
Caesars Resort Collection LLC
1st Lien Term Loan B, 3.207%, 1M LIBOR + 2.750%, 12/23/24	106,560	106,161
Term Loan B1, 3.957%, 1M LIBOR + 3.500%, 07/21/25	128,050	127,516

		233,677

Machinery-Construction & Mining—0.0%
Brookfield WEC Holdings, Inc.
Term Loan, 3.250%, 1M LIBOR + 2.750%, 08/01/25	96,775	95,197

Machinery-Diversified—0.1%
Gardner Denver, Inc.
Term Loan B2, 2.207%, 1M LIBOR + 1.750%, 03/01/27	171,408	168,933
Vertical U.S. Newco, Inc.
Term Loan B, 4.000%, 6M LIBOR + 3.500%, 07/30/27	345,457	342,952

		511,885

Media—0.1%
Adevinta ASA
Term Loan B, 3.000%, 3M EURIBOR + 3.000%, 06/26/28 (EUR)	100,000	109,657
CSC Holdings LLC
Term Loan B1, 2.647%, 1M LIBOR + 2.250%, 07/17/25	103,138	101,720
E.W. Scripps Co. (The)
Term Loan B3, 3.750%, 1M LIBOR + 3.000%, 01/07/28	83,125	82,830
Gray Television, Inc.
Term Loan C, 2.731%, 1M LIBOR + 2.500%, 01/02/26	84,964	84,557
Telenet Financing USD LLC
Term Loan AR, 2.397%, 1M LIBOR + 2.000%, 04/30/28	100,000	97,875
UPC Financing Partnership
USD Term Loan AX, 3.397%, 1M LIBOR + 3.000%, 01/31/29	200,000	198,350

		674,989

Miscellaneous Manufacturing—0.0%
CeramTec AcquiCo GmbH
EUR Term Loan B, 3.750%, 3M EURIBOR + 3.750%, 01/19/29 (EUR)	92,993	102,102

Oil & Gas—0.0%
Paragon Offshore Finance Co.
Term Loan B, 07/18/22 (j) (k) (l)	587	0

Packaging & Containers—0.0%
Clydesdale Acquisition Holdings, Inc.
Term Loan, 03/30/29 (o)	100,000	98,429
Flex Acquisition Co., Inc.
Term Loan, 4.000%, 3M LIBOR + 3.500%, 03/02/28	82,989	82,846
Proampac PG Borrower LLC
Term Loan, 4.500%, 3M LIBOR + 3.750%, 11/03/25	99,003	97,105

		278,380

Pharmaceuticals—0.1%
Bausch Health Companies, Inc.
Term Loan B, 3.457%, 1M LIBOR + 3.000%, 06/02/25	98,590	97,943
Change Healthcare Holdings LLC
Term Loan B, 3.500%, 1M LIBOR + 2.500%, 03/01/24	113,690	113,223
Endo Luxembourg Finance Co. I S.a.r.l.
Term Loan, 5.750%, 1M LIBOR + 5.000%, 03/27/28	162,915	152,835
Gainwell Acquisition Corp.
Term Loan B, 5.006%, 3M LIBOR + 4.000%, 10/01/27	98,997	98,626

BHFTII-129

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (n)—(continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Horizon Therapeutics USA, Inc.
Term Loan B2, 2.250%, 1M LIBOR + 1.750%, 03/15/28	99,000	$98,183
Jazz Financing Lux S.a.r.l.
Term Loan, 4.000%, 1M LIBOR + 3.500%, 05/05/28	124,063	123,796
Organon & Co.
USD Term Loan, 3.563%, 3M LIBOR + 3.000%, 06/02/28	120,521	120,012
Pathway Vet Alliance LLC
Term Loan, 4.207%, 1M LIBOR + 3.750%, 03/31/27	245,116	243,125

		1,047,743

Retail—0.1%
1011778 B.C. Unlimited Liability Co.
Term Loan B4, 2.207%, 1M LIBOR + 1.750%, 11/19/26	1,071	1,050
Great Outdoors Group LLC
Term Loan B1, 4.500%, 1M LIBOR + 3.750%, 03/06/28	128,380	128,079
Harbor Freight Tools USA, Inc.
Term Loan B, 3.250%, 1M LIBOR + 2.750%, 10/19/27	113,128	110,984
IRB Holding Corp.
Term Loan B, 3.750%, TSFR + 3.000%, 12/15/27	98,750	97,824
LBM Acquisition LLC
Term Loan B, 4.500%, 1M LIBOR + 3.750%, 12/17/27	198,379	194,101
Michaels Companies, Inc.
Term Loan B, 5.256%, 3M LIBOR + 4.250%, 04/15/28	99,250	93,047
PetSmart, Inc.
Term Loan B, 4.500%, 3M LIBOR + 3.750%, 02/11/28	99,500	99,202
SRS Distribution, Inc.
Term Loan B, 4.250%, 3M LIBOR + 3.500%, 06/02/28	109,450	107,972
Staples, Inc.
Term Loan, 5.317%, 3M LIBOR + 5.000%, 04/16/26	124,845	118,228
White Cap Buyer LLC
Term Loan B, 6.250%, TSFR + 3.750%, 10/19/27	103,688	102,618

		1,053,105

Software—0.2%
DCert Buyer, Inc.
Term Loan B, 4.457%, 1M LIBOR + 4.000%, 10/16/26	206,541	205,416
Dun & Bradstreet Corp. (The)
Term Loan, 3.697%, 1M LIBOR + 3.250%, 02/06/26	294,769	292,595
Finastra USA, Inc.
1st Lien Term Loan, 4.500%, 3M LIBOR + 3.500%, 06/13/24	113,256	111,946
Polaris Newco LLC
Term Loan B, 4.500%, 1M LIBOR + 4.000%, 06/02/28	104,475	103,861
Realpage, Inc.
1st Lien Term Loan, 3.750%, 1M LIBOR + 3.250%, 04/24/28	99,500	98,530
SS&C Technologies, Inc.
Term Loan B3, 2.207%, 1M LIBOR + 1.750%, 04/16/25	259,779	256,369
Term Loan B4, 2.207%, 1M LIBOR + 1.750%, 04/16/25	210,883	208,115
Term Loan B5, 2.207%, 1M LIBOR + 1.750%, 04/16/25	289,725	286,067
Ultimate Software Group, Inc.
Term Loan, 3.750%, 3M LIBOR + 3.250%, 05/04/26	182,696	181,440
Zelis Healthcare Corp.
Term Loan, 3.731%, 1M LIBOR + 3.500%, 09/30/26	220,953	219,158

		1,963,497

Telecommunications—0.0%
Altice France S.A.
Term Loan B12, 3.927%, 3M LIBOR + 3.687%, 01/31/26	95,750	93,865
CenturyLink, Inc.
Term Loan B, 2.707%, 1M LIBOR + 2.250%, 03/15/27	97,750	95,321

		189,186

Total Floating Rate Loans (Cost $17,088,354)		16,855,876

Municipal—0.6%
Chicago Board of Education, General Obligation Unlimited, Build America Bonds
6.038%, 12/01/29	85,000	89,667
6.138%, 12/01/39	325,000	355,358
6.319%, 11/01/29	480,000	523,318
Chicago Transit Authority Sale Tax Receipts Fund
3.912%, 12/01/40	170,000	169,643
Metropolitan Transportation Authority
4.750%, 11/15/45	505,000	544,191
5.175%, 11/15/49	1,390,000	1,590,412
Municipal Electric Authority of Georgia, Build America Bond
6.637%, 04/01/57	193,000	257,577
New York Transportation Development Corp
4.248%, 09/01/35	1,280,000	1,323,678
Philadelphia, Authority for Industrial Development
6.550%, 10/15/28	1,235,000	1,458,829
State Board of Administration Finance Corp.
1.258%, 07/01/25	975,000	926,177
State of California General Obligation Unlimited, Build America Bond
7.300%, 10/01/39	180,000	253,350
State of Illinois
4.950%, 06/01/23	453,091	461,166
5.000%, 01/01/23	70,000	71,384
5.947%, 04/01/22	220,000	220,000

Total Municipals (Cost $8,108,954)		8,244,750

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $12,585,039; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $12,836,800.	12,585,039	12,585,039

Total Short-Term Investments (Cost $12,585,039)		12,585,039

Securities Lending Reinvestments (p)—5.0%

Certificate of Deposit—0.0%
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	300,000	299,949

BHFTII-130

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (p)—(continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.2%
DNB Bank ASA
0.830%, SOFR + 0.550%, 09/07/22 (c)	2,000,000	$2,000,798

Repurchase Agreements—3.0%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $3,564,232; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $3,635,490.	3,564,205	3,564,205
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $900,008; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $918,000.	900,000	900,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $2,500,156; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $2,551,422.	2,500,000	2,500,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $2,700,236; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $2,985,656.	2,700,000	2,700,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $11,103,766.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $2,010,190; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $2,231,857.	2,010,000	2,010,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $10,000,114; collateralized by various Common Stock with an aggregate market value of $11,112,897.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $900,074; collateralized by various Common Stock with an aggregate market value of $1,000,161.	900,000	900,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $3,000,033; collateralized by various Common Stock with an aggregate market value of $3,474,565.	3,000,000	3,000,000

		40,574,205

Time Deposits—0.8%
Canadian Imperial Bank of Commerce
0.320%, 04/01/22	2,000,000	2,000,000
DZ Bank AG (NY)
0.300%, 04/01/22	2,000,000	2,000,000
Rabobank (New York)
0.310%, 04/01/22	2,000,000	2,000,000
Skandi (NY)
0.300%, 04/01/22	2,000,000	2,000,000
Svenska (NY)
0.260%, 04/01/22	2,000,000	2,000,000

		10,000,000

Mutual Funds—1.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (q)	4,000,000	4,000,000
Fidelity Government Portfolio, Class I 0.120% (q)	100,000	100,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (q)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (q)	4,000,000	4,000,000

		13,100,000

Total Securities Lending Reinvestments (Cost $65,974,188)		65,974,952

Total Investments—115.0% (Cost $1,403,063,866)		1,532,100,961
Other assets and liabilities (net) —(15.0)%		(199,303,101)

Net Assets—100.0%		$1,332,797,860

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $70,605,183 and the collateral received consisted of cash in the amount of $65,973,970 and non-cash collateral with a value of $7,502,356. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.

See accompanying notes to financial statements.

BHFTII-131

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Interest only security.
(e)	Principal only security.
(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2022, the market value of securities pledged was $3,079,083.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $1,044,261.
(i)	Principal amount of security is adjusted for inflation.
(j)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(k)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets.
(l)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(m)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(n)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(o)	This loan will settle after March 31, 2022, at which time the interest rate will be determined.
(p)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(q)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $159,359,313, which is 12.0% of net assets.

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Ginnie Mae II 30 Yr. Pool	4.000%	TBA	$(618,000)	$(636,250)	$(630,167)
Uniform Mortgage-Backed Securities 30 Yr. Pool	3.500%	TBA	(216,000)	(218,006)	(216,371)
Uniform Mortgage-Backed Securities 30 Yr. Pool	5.000%	TBA	(726,000)	(782,492)	(763,803)

Totals				$(1,636,748)	$(1,610,341)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	122,000	BOA	06/15/22	USD	134,042	$1,285
EUR	346,000	MSIP	06/15/22	USD	381,626	2,171
EUR	339,000	NWM	06/15/22	USD	371,663	4,368
EUR	380,000	SCB	06/15/22	USD	421,795	(284)

Contracts to Deliver
BRL	10,470,000	GSI	06/15/22	USD	2,018,664	(135,987)
EUR	599,334	DBAG	04/29/22	USD	663,718	219
EUR	13,117,000	DBAG	06/15/22	USD	14,699,173	149,301
EUR	582,000	MSIP	06/15/22	USD	640,114	(5,462)
MXN	47,600,000	CBNA	06/15/22	USD	2,242,131	(120,674)

Net Unrealized Depreciation						$(105,063)

BHFTII-132

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts

Futures Contracts - Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/22	93	USD	19,708,734	$(211,701)
U.S. Treasury Note 5 Year Futures	06/30/22	374	USD	42,893,125	(1,199,983)

Futures Contracts - Short
Euro-Bund Futures	06/08/22	(104)	EUR	(16,500,640)	675,536
Euro-Buxl 30 Year Bond Futures	06/08/22	(14)	EUR	(2,606,800)	211,076
U.S. Treasury Long Bond Futures	06/21/22	(60)	USD	(9,003,750)	215,836
U.S. Treasury Note 10 Year Futures	06/21/22	(129)	USD	(15,850,875)	(32,455)
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(206)	USD	(27,906,563)	814,971
U.S. Treasury Ultra Long Bond Futures	06/21/22	(151)	USD	(26,745,875)	793,949

Net Unrealized Appreciation					$1,267,229

Written Options

Credit Default Swaptions	Strike Price		Counterparty	Reference Obligation	Buy/Sell Protection	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC-5 Yr. CDS	USD	65.000	GSI	CDX.NA.IG.37	Buy	04/20/22	(39,370,000)	USD	(39,370,000)	$(55,118)	$(84,208)	$(29,090)
Call - OTC-5 Yr. CDS	USD	75.000	GSI	CDX.NA.IG.37	Buy	04/20/22	(39,370,000)	USD	(39,370,000)	(108,268)	(234,409)	(126,141)
Put - OTC-5 Yr. CDS	USD	65.000	GSI	CDX.NA.IG.37	Sell	04/20/22	(39,370,000)	USD	(39,370,000)	(77,165)	(35,985)	41,180
Put - OTC-5 Yr. CDS	USD	75.000	GSI	CDX.NA.IG.37	Sell	04/20/22	(39,370,000)	USD	(39,370,000)	(167,323)	(12,405)	154,918

Totals										$(407,874)	$(367,007)	$40,867

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.35.V1	(1.000%)	Quarterly	06/20/26	3.030%	USD	4,005,000	$303,126	$103,715	$199,411

OTC Credit Default Swaps on Credit Indices - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022(b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	(0.110%)	Monthly	05/25/46	JPMC	70.818%	USD	78,577	$5,762	$10,216	$(4,454)
PRIMEX.ARM.2 (e)	(4.580%)	Monthly	12/25/37	MSIP	0.000%	USD	133,688	0	(271)	271

Totals								$5,762	$9,945	$(4,183)

OTC Credit Default Swaps on Credit Indices - Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.PEN.AAA.06-2	0.110%	Monthly	05/25/46	BBP	70.818%	USD	78,577	$(5,762)	$(2,005)	$(3,757)
PRIMEX.ARM.2 (e)	4.580%	Monthly	12/25/37	JPMC	0.000%	USD	133,688	0	3,765	(3,765)

Totals								$(5,762)	$1,760	$(7,522)

BHFTII-133

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Significant unobservable inputs were used in the valuation of this position; i.e. Level 3.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank

Currencies

(BRL)—	Brazilian Real
(EUR)—	Euro
(MXN)—	Mexican Peso
(RUB)—	Russian Ruble
(USD)—	United States Dollar

Index Abbreviations

(ABX.HE.PEN.AAA)—	Markit Asset-Backed Home Equity Penultimate AAA Rated Index
(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(PRIMEX.ARM)—	Markit PrimeX Adjustable Rate Mortgage Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CDO)—	Collateralized Debt Obligation
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(CDS)—	Credit Default Swap
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-134

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$17,395,992	$—	$—	$17,395,992
Air Freight & Logistics	2,348,146	—	—	2,348,146
Airlines	2,189,862	—	—	2,189,862
Automobiles	8,291,054	—	—	8,291,054
Banks	4,137,398	—	—	4,137,398
Beverages	9,767,413	—	—	9,767,413
Biotechnology	14,219,697	—	—	14,219,697
Building Products	8,577,018	—	—	8,577,018
Capital Markets	45,500,510	—	—	45,500,510
Chemicals	22,154,226	—	—	22,154,226
Communications Equipment	4,612,190	—	—	4,612,190
Construction & Engineering	427,538	—	—	427,538
Consumer Finance	13,310,264	—	—	13,310,264
Containers & Packaging	1,408,410	—	—	1,408,410
Diversified Financial Services	5,649,777	—	—	5,649,777
Electric Utilities	26,372,532	—	—	26,372,532
Electrical Equipment	1,381,616	—	—	1,381,616
Energy Equipment & Services	3,019,472	—	—	3,019,472
Entertainment	8,068,269	—	—	8,068,269
Equity Real Estate Investment Trusts	18,556,857	—	—	18,556,857
Food & Staples Retailing	20,210,644	—	—	20,210,644
Food Products	14,156,889	—	—	14,156,889
Health Care Equipment & Supplies	25,707,184	—	—	25,707,184
Health Care Providers & Services	29,788,563	—	—	29,788,563
Hotels, Restaurants & Leisure	16,108,012	—	—	16,108,012
Industrial Conglomerates	4,775,577	—	—	4,775,577
Insurance	24,804,862	—	—	24,804,862
Interactive Media & Services	60,216,036	—	—	60,216,036
Internet & Direct Marketing Retail	47,983,174	—	—	47,983,174
IT Services	28,195,171	—	—	28,195,171
Life Sciences Tools & Services	20,371,671	—	—	20,371,671
Machinery	17,435,491	—	—	17,435,491
Media	23,633,005	—	—	23,633,005
Metals & Mining	—	23,101	—	23,101
Oil, Gas & Consumable Fuels	33,356,220	—	—	33,356,220
Pharmaceuticals	42,795,711	—	—	42,795,711
Professional Services	4,607,913	—	—	4,607,913
Road & Rail	5,741,447	—	—	5,741,447
Semiconductors & Semiconductor Equipment	38,644,640	—	—	38,644,640
Software	76,209,728	—	—	76,209,728
Specialty Retail	14,641,575	—	—	14,641,575

BHFTII-135

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$31,659,936	$—	$—	$31,659,936
Tobacco	7,866,442	—	—	7,866,442
Wireless Telecommunication Services	6,741,455	—	—	6,741,455
Total Common Stocks	813,039,587	23,101	—	813,062,688
Total U.S. Treasury & Government Agencies*	—	313,892,032	—	313,892,032
Corporate Bonds & Notes
Advertising	—	497,276	—	497,276
Aerospace/Defense	—	2,300,236	—	2,300,236
Agriculture	—	2,764,620	—	2,764,620
Airlines	—	90,340	—	90,340
Apparel	—	917,093	—	917,093
Auto Manufacturers	—	820,268	—	820,268
Auto Parts & Equipment	—	83,329	—	83,329
Banks	—	26,173,909	0	26,173,909
Beverages	—	1,319,174	—	1,319,174
Biotechnology	—	1,297,644	—	1,297,644
Building Materials	—	1,594,667	—	1,594,667
Chemicals	—	1,090,203	—	1,090,203
Commercial Services	—	5,997,373	—	5,997,373
Computers	—	3,893,313	—	3,893,313
Diversified Financial Services	—	3,545,726	—	3,545,726
Electric	—	11,559,352	—	11,559,352
Electronics	—	275,724	—	275,724
Energy-Alternate Sources	—	1,065,552	—	1,065,552
Engineering & Construction	—	1,326,111	—	1,326,111
Entertainment	—	2,845,486	—	2,845,486
Environmental Control	—	1,311,869	—	1,311,869
Food	—	2,126,456	—	2,126,456
Food Service	—	58,200	—	58,200
Gas	—	423,642	—	423,642
Healthcare-Products	—	3,960,057	—	3,960,057
Healthcare-Services	—	3,536,229	—	3,536,229
Home Builders	—	1,513,089	—	1,513,089
Insurance	—	4,949,491	—	4,949,491
Internet	—	2,421,042	—	2,421,042
Iron/Steel	—	588,751	—	588,751
Leisure Time	—	120,900	—	120,900
Lodging	—	277,915	—	277,915
Machinery-Construction & Mining	—	154,000	—	154,000
Machinery-Diversified	—	308,415	—	308,415
Media	—	8,059,590	—	8,059,590
Miscellaneous Manufacturing	—	85,216	—	85,216
Office/Business Equipment	—	1,599,891	—	1,599,891
Oil & Gas	—	7,840,570	—	7,840,570
Packaging & Containers	—	1,172,764	—	1,172,764
Pharmaceuticals	—	4,440,136	—	4,440,136
Pipelines	—	5,550,196	—	5,550,196
Real Estate Investment Trusts	—	3,446,032	—	3,446,032
Retail	—	4,325,741	—	4,325,741
Semiconductors	—	5,438,201	—	5,438,201
Software	—	7,498,468	—	7,498,468
Telecommunications	—	7,041,543	—	7,041,543
Transportation	—	728,400	—	728,400
Trucking & Leasing	—	1,692,914	—	1,692,914
Water	—	145,125	—	145,125
Total Corporate Bonds & Notes	—	150,272,239	0	150,272,239
Total Mortgage-Backed Securities*	—	79,147,368	—	79,147,368

BHFTII-136

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Total Asset-Backed Securities*	$—	$44,116,003	$—	$44,116,003
Total Foreign Government*	—	27,950,014	—	27,950,014
Floating Rate Loans
Advertising	—	250,139	—	250,139
Aerospace/Defense	—	142,618	—	142,618
Agriculture	—	198,805	—	198,805
Airlines	—	295,931	—	295,931
Apparel	—	98,340	—	98,340
Auto Parts & Equipment	—	253,478	—	253,478
Building Materials	—	309,386	—	309,386
Chemicals	—	933,345	—	933,345
Commercial Services	—	2,071,484	—	2,071,484
Computers	—	425,571	—	425,571
Cosmetics/Personal Care	—	200,592	—	200,592
Distribution/Wholesale	—	581,336	—	581,336
Diversified Financial Services	—	601,155	—	601,155
Electronics	—	98,917	—	98,917
Engineering & Construction	—	402,004	—	402,004
Entertainment	—	438,013	—	438,013
Food	—	319,598	—	319,598
Food Service	—	91,667	—	91,667
Gas	—	145,784	—	145,784
Healthcare-Products	—	439,346	—	439,346
Healthcare-Services	—	383,565	—	383,565
Insurance	—	912,988	—	912,988
Internet	—	892,016	—	892,016
Leisure Time	—	220,037	—	220,037
Lodging	—	233,677	—	233,677
Machinery-Construction & Mining	—	95,197	—	95,197
Machinery-Diversified	—	511,885	—	511,885
Media	—	674,989	—	674,989
Miscellaneous Manufacturing	—	102,102	—	102,102
Oil & Gas	—	—	0	0
Packaging & Containers	—	278,380	—	278,380
Pharmaceuticals	—	1,047,743	—	1,047,743
Retail	—	1,053,105	—	1,053,105
Software	—	1,963,497	—	1,963,497
Telecommunications	—	189,186	—	189,186
Total Floating Rate Loans	—	16,855,876	0	16,855,876
Total Municipals*	—	8,244,750	—	8,244,750
Total Short-Term Investment*	—	12,585,039	—	12,585,039
Securities Lending Reinvestments
Certificate of Deposit	—	299,949	—	299,949
Commercial Paper	—	2,000,798	—	2,000,798
Repurchase Agreements	—	40,574,205	—	40,574,205
Time Deposits	—	10,000,000	—	10,000,000
Mutual Funds	13,100,000	—	—	13,100,000
Total Securities Lending Reinvestments	13,100,000	52,874,952	—	65,974,952
Total Investments	$826,139,587	$705,961,374	$0	$1,532,100,961

Collateral for Securities Loaned (Liability)	$—	$(65,973,970)	$—	$(65,973,970)
TBA Forward Sales Commitments	$—	$(1,610,341)	$—	$(1,610,341)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$157,344	$—	$157,344
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(262,407)	—	(262,407)
Total Forward Contracts	$—	$(105,063)	$—	$(105,063)

BHFTII-137

Brighthouse Funds Trust II

Brighthouse/Wellington Balanced Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,711,368	$—	$—	$2,711,368
Futures Contracts (Unrealized Depreciation)	(1,444,139)	—	—	(1,444,139)
Total Futures Contracts	$1,267,229	$—	$—	$1,267,229
Total Written Options at Value	$—	$(367,007)	$—	$(367,007)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$199,411	$—	$199,411
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$5,762	$0	$5,762
OTC Swap Contracts at Value (Liabilities)	—	(5,762)	0	(5,762)
Total OTC Swap Contracts	$—	$0	$0	$0

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTII-138

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—10.0%
General Dynamics Corp.	401,628	$96,864,641
Lockheed Martin Corp.	151,854	67,028,356
Northrop Grumman Corp.	263,736	117,948,014
Raytheon Technologies Corp. (a)	912,358	90,387,307

		372,228,318

Air Freight & Logistics—2.2%
United Parcel Service, Inc. - Class B	380,430	81,587,018

Banks—1.3%
PNC Financial Services Group, Inc. (The)	254,628	46,966,135

Beverages—7.5%
Coca-Cola Co. (The)	1,976,357	122,534,134
Diageo plc	1,260,328	63,700,999
PepsiCo, Inc.	559,428	93,637,059

		279,872,192

Chemicals—4.6%
Ecolab, Inc.	409,118	72,233,874
Linde plc	312,794	99,915,787

		172,149,661

Consumer Finance—2.3%
American Express Co.	465,645	87,075,615

Equity Real Estate Investment Trusts—2.9%
American Tower Corp.	189,374	47,574,536
Public Storage (a)	155,938	60,859,483
		108,434,019

Food & Staples Retailing—2.2%
Costco Wholesale Corp.	142,544	82,083,962

Health Care Equipment & Supplies—7.1%
Baxter International, Inc.	984,707	76,354,180
Medtronic plc	820,124	90,992,758
Stryker Corp.	360,277	96,320,056

		263,666,994

Health Care Providers & Services—3.8%
UnitedHealth Group, Inc.	277,932	141,736,982

Hotels, Restaurants & Leisure—2.7%
McDonald’s Corp.	410,646	101,544,543

Household Products—6.5%
Colgate-Palmolive Co.	1,646,471	124,851,896
Procter & Gamble Co. (The)	760,430	116,193,704

		241,045,600

Industrial Conglomerates—2.8%
Honeywell International, Inc.	528,613	102,857,518

Insurance—5.3%
Chubb, Ltd.	442,262	94,599,842
Marsh & McLennan Cos., Inc.	593,946	101,220,277

		195,820,119

IT Services—9.2%
Accenture plc - Class A	228,369	77,012,878
Automatic Data Processing, Inc.	283,889	64,596,103
MasterCard, Inc. - Class A	253,636	90,644,434
Visa, Inc. - Class A (a)	490,259	108,724,738

		340,978,153

Life Sciences Tools & Services—1.6%
Danaher Corp.	207,803	60,954,854

Machinery—1.2%
Deere & Co.	103,421	42,967,289

Media—1.7%
Comcast Corp. - Class A	1,393,679	65,252,051

Pharmaceuticals—7.0%
Johnson & Johnson	722,124	127,982,037
Merck & Co., Inc. (a)	1,044,653	85,713,779
Pfizer, Inc.	935,033	48,406,658

		262,102,474

Road & Rail—5.1%
Canadian National Railway Co.	610,375	81,878,084
Union Pacific Corp.	399,670	109,193,841

		191,071,925

Semiconductors & Semiconductor Equipment—1.5%
Texas Instruments, Inc.	299,973	55,039,046

Software—2.3%
Microsoft Corp.	278,759	85,944,187

Specialty Retail—4.6%
Home Depot, Inc. (The)	177,041	52,993,683
TJX Cos., Inc. (The)	1,941,425	117,611,526

		170,605,209

Textiles, Apparel & Luxury Goods—2.6%
NIKE, Inc. - Class B	721,806	97,126,215

Total Common Stocks (Cost $2,463,039,895)		3,649,110,079

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (b) (c) (d) (Cost $0)	5,844,000	0

BHFTII-139

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investments—1.9%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $37,686,382; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $38,440,209.	$37,686,382	$37,686,382

U.S. Treasury—0.9%
U.S. Treasury Bill 0.292%, 05/24/22 (e)	31,855,000	31,841,165

Total Short-Term Investments (Cost $69,527,641)		69,527,547

Securities Lending Reinvestments (f)—0.3%

Certificates of Deposit—0.2%
Bank of Montreal 0.300%, 06/02/22	4,000,000	3,997,064
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	300,000	299,949
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (g)	2,000,000	1,998,046

		6,295,059

Repurchase Agreements—0.1%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $2,500,019; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $2,550,001.	2,500,000	2,500,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $300,003; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $306,000.	300,000	300,000
HSBC Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,000,017; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 2.250%, maturity dates ranging from 10/15/22 - 02/15/48, and an aggregate market value of $2,040,017.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $743,118; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.125%, maturity dates ranging from 05/17/22 - 02/15/52, and an aggregate market value of $757,975.	743,112	743,112

		5,543,112

Total Securities Lending Reinvestments (Cost $11,843,095)		11,838,171

Total Investments—100.2% (Cost $2,544,410,631)		3,730,475,797
Other assets and liabilities (net)—(0.2)%		(6,123,414)

Net Assets—100.0%		$3,724,352,383

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $11,496,467 and the collateral received consisted of cash in the amount of $11,842,877. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

BHFTII-140

Brighthouse Funds Trust II

Brighthouse/Wellington Core Equity Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$372,228,318	$—	$—	$372,228,318
Air Freight & Logistics	81,587,018	—	—	81,587,018
Banks	46,966,135	—	—	46,966,135
Beverages	216,171,193	63,700,999	—	279,872,192
Chemicals	172,149,661	—	—	172,149,661
Consumer Finance	87,075,615	—	—	87,075,615
Equity Real Estate Investment Trusts	108,434,019	—	—	108,434,019
Food & Staples Retailing	82,083,962	—	—	82,083,962
Health Care Equipment & Supplies	263,666,994	—	—	263,666,994
Health Care Providers & Services	141,736,982	—	—	141,736,982
Hotels, Restaurants & Leisure	101,544,543	—	—	101,544,543
Household Products	241,045,600	—	—	241,045,600
Industrial Conglomerates	102,857,518	—	—	102,857,518
Insurance	195,820,119	—	—	195,820,119
IT Services	340,978,153	—	—	340,978,153
Life Sciences Tools & Services	60,954,854	—	—	60,954,854
Machinery	42,967,289	—	—	42,967,289
Media	65,252,051	—	—	65,252,051
Pharmaceuticals	262,102,474	—	—	262,102,474
Road & Rail	191,071,925	—	—	191,071,925
Semiconductors & Semiconductor Equipment	55,039,046	—	—	55,039,046
Software	85,944,187	—	—	85,944,187
Specialty Retail	170,605,209	—	—	170,605,209
Textiles, Apparel & Luxury Goods	97,126,215	—	—	97,126,215
Total Common Stocks	3,585,409,080	63,700,999	—	3,649,110,079
Total Escrow Shares*	—	—	0	0
Total Short-Term Investments*	—	69,527,547	—	69,527,547
Total Securities Lending Reinvestments*	—	11,838,171	—	11,838,171
Total Investments	$3,585,409,080	$145,066,717	$0	$3,730,475,797

Collateral for Securities Loaned (Liability)	$—	$(11,842,877)	$—	$(11,842,877)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTII-141

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
GXO Logistics, Inc. (a) (b)	89,284	$6,369,521

Airlines—0.9%
Azul S.A. (ADR) (a) (b)	786,401	11,835,335

Auto Components—0.4%
BorgWarner, Inc.	123,296	4,796,214

Banks—3.0%
SVB Financial Group (a)	67,921	37,998,403

Biotechnology—2.4%
BioMarin Pharmaceutical, Inc. (a)	55,116	4,249,444
Exact Sciences Corp. (a) (b)	96,235	6,728,751
Horizon Therapeutics plc (a)	79,278	8,340,838
Moderna, Inc. (a) (b)	33,077	5,697,844
Sarepta Therapeutics, Inc. (a)	66,289	5,178,497

		30,195,374

Building Products—0.8%
Builders FirstSource, Inc. (a)	149,710	9,662,283

Capital Markets—6.3%
KKR & Co., Inc.	460,009	26,896,726
LPL Financial Holdings, Inc.	146,270	26,720,604
Moody’s Corp.	23,915	8,069,160
MSCI, Inc. (b)	37,948	19,083,290

		80,769,780

Chemicals—0.8%
Sherwin-Williams Co. (The)	39,101	9,760,392

Commercial Services & Supplies—3.4%
Cintas Corp.	66,042	28,093,606
Waste Connections, Inc.	104,610	14,614,017

		42,707,623

Communications Equipment—1.4%
Arista Networks, Inc. (a)	127,725	17,751,221

Construction & Engineering—2.5%
MasTec, Inc. (a) (b)	114,664	9,987,234
Quanta Services, Inc. (b)	164,616	21,665,112

		31,652,346

Containers & Packaging—1.5%
Ball Corp.	218,377	19,653,930

Diversified Consumer Services—1.3%
Bright Horizons Family Solutions, Inc. (a)	125,044	16,592,088

Electronic Equipment, Instruments & Components—1.7%
Amphenol Corp. - Class A	130,594	9,840,258
II-VI, Inc. (a) (b)	171,242	12,413,333

		22,253,591

Entertainment—3.2%
Live Nation Entertainment, Inc. (a) (b)	261,047	30,709,569
Roku, Inc. (a) (b)	83,005	10,398,036

		41,107,605

Health Care Equipment & Supplies—8.4%
Alcon, Inc. (b)	134,099	10,638,074
Align Technology, Inc. (a)	27,110	11,819,960
DexCom, Inc. (a) (b)	38,528	19,710,925
Edwards Lifesciences Corp. (a)	57,115	6,723,578
Hologic, Inc. (a) (b)	92,318	7,091,869
IDEXX Laboratories, Inc. (a)	24,834	13,585,688
Insulet Corp. (a) (b)	52,637	14,021,970
Novocure, Ltd. (a) (b)	61,959	5,133,303
ResMed, Inc. (b)	17,969	4,357,662
Teleflex, Inc.	37,605	13,343,382

		106,426,411

Health Care Providers & Services—3.2%
Amedisys, Inc. (a) (b)	76,004	13,094,729
Guardant Health, Inc. (a) (b)	84,981	5,629,142
Molina Healthcare, Inc. (a)	45,343	15,125,971
Signify Health, Inc. - Class A (a) (b)	378,599	6,871,572

		40,721,414

Health Care Technology—0.6%
Veeva Systems, Inc. - Class A (a)	34,663	7,364,501

Hotels, Restaurants & Leisure—7.4%
Caesars Entertainment, Inc. (a) (b)	517,907	40,065,286
Chipotle Mexican Grill, Inc. (a)	12,368	19,566,547
Darden Restaurants, Inc. (b)	78,576	10,446,679
Planet Fitness, Inc. - Class A (a)	281,484	23,779,768

		93,858,280

Insurance—2.3%
Aon plc - Class A	90,787	29,562,971

Interactive Media & Services—1.0%
Twitter, Inc. (a) (b)	196,443	7,600,380
Vimeo, Inc. (a) (b)	472,808	5,616,959

		13,217,339

Internet & Direct Marketing Retail—0.5%
Chewy, Inc. - Class A (a) (b)	142,639	5,816,818

IT Services—7.6%
Block, Inc. (a) (b)	162,452	22,028,491
Dlocal, Ltd. (a) (b)	272,035	8,503,814
EPAM Systems, Inc. (a) (b)	44,143	13,093,255
Genpact, Ltd.	270,967	11,789,774
Global Payments, Inc.	110,753	15,155,441
MongoDB, Inc. (a) (b)	32,552	14,439,742
Okta, Inc. (a)	79,544	12,007,962

		97,018,479

BHFTII-142

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—4.1%
Mattel, Inc. (a)	2,375,330	$52,756,079

Life Sciences Tools & Services—1.6%
Agilent Technologies, Inc.	117,155	15,503,121
Illumina, Inc. (a)	14,841	5,185,446

		20,688,567

Multiline Retail—0.8%
Dollar General Corp.	48,318	10,757,036

Oil, Gas & Consumable Fuels—1.1%
Coterra Energy, Inc.	521,975	14,077,666

Professional Services—1.8%
KBR, Inc. (b)	408,693	22,367,768

Road & Rail—1.4%
Knight-Swift Transportation Holdings, Inc. (b)	195,600	9,869,976
XPO Logistics, Inc. (a) (b)	101,711	7,404,561

		17,274,537

Semiconductors & Semiconductor Equipment—9.1%
Advanced Micro Devices, Inc. (a)	214,659	23,470,815
KLA Corp.	48,229	17,654,708
Lam Research Corp.	20,489	11,015,091
Marvell Technology, Inc.	279,804	20,064,745
Microchip Technology, Inc.	269,081	20,218,746
Wolfspeed, Inc. (a) (b)	205,097	23,352,345

		115,776,450

Software—11.8%
Atlassian Corp. plc - Class A (a)	33,705	9,903,540
Autodesk, Inc. (a)	31,995	6,858,128
Coupa Software, Inc. (a) (b)	61,869	6,287,747
Fair Isaac Corp. (a)	41,700	19,451,382
HubSpot, Inc. (a) (b)	20,848	9,901,549
Palo Alto Networks, Inc. (a) (b)	84,262	52,453,938
Paycom Software, Inc. (a)	64,998	22,514,007
Trade Desk, Inc. (The) - Class A (a)	191,476	13,259,713
Workday, Inc. - Class A (a)	42,631	10,208,419

		150,838,423

Specialty Retail—6.1%
Advance Auto Parts, Inc.	91,409	18,918,007
Burlington Stores, Inc. (a) (b)	67,581	12,311,231
Carvana Co. (a) (b)	25,020	2,984,636
Floor & Decor Holdings, Inc. - Class A (a) (b)	106,527	8,628,687
Leslie’s, Inc. (a) (b)	501,918	9,717,132
O’Reilly Automotive, Inc. (a)	16,681	11,425,818
Ross Stores, Inc.	156,855	14,189,103

		78,174,614

Total Common Stocks (Cost $1,108,173,303)		1,259,803,059

Short-Term Investment—1.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $12,723,479; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $12,977,985.	12,723,479	$12,723,479

Total Short-Term Investments (Cost $12,723,479)		12,723,479

Securities Lending Reinvestments (c)—23.9%

Certificates of Deposit—7.8%
Bank of Montreal
0.300%, 06/02/22	10,000,000	9,992,660
Barclays Bank plc
0.180%, 04/07/22	2,000,000	1,999,926
BNP Paribas S.A.
0.490%, SOFR + 0.220%, 11/17/22 (d)	4,000,000	3,994,368
Canadian Imperial Bank of Commerce (NY)
0.520%, SOFR + 0.250%, 02/03/23 (d)	6,000,000	5,991,091
0.770%, SOFR + 0.500%, 03/03/23 (d)	6,000,000	6,003,811
Cooperatieve Rabobank UA
0.840%, SOFR + 0.570%, 09/19/22 (d)	5,000,000	5,000,000
Credit Agricole S.A.
0.590%, 05/24/22	2,000,000	1,999,760
Credit Suisse Group AG
0.830%, 06/03/22	5,000,000	5,000,920
Goldman Sachs Bank USA
0.470%, SOFR + 0.190%, 09/02/22 (d)	4,000,000	3,994,904
Mitsubishi UFJ Trust and Banking Corp.
0.430%, SOFR + 0.160%, 07/22/22 (d)	5,000,000	4,996,795
MUFG Bank Ltd.
0.250%, 05/04/22	5,000,000	4,998,530
National Australia Bank, Ltd.
Zero Coupon, 04/25/22	2,000,000	1,999,280
Natixis S.A. (New York)
0.330%, 06/09/22	2,000,000	1,998,308
0.450%, SOFR + 0.180%, 06/17/22 (d)	3,000,000	2,999,230
Nordea Bank Abp.
0.720%, SOFR + 0.450%, 08/30/22 (d)	4,000,000	3,999,992
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	1,800,000	1,799,694
0.720%, SOFR + 0.440%, 09/26/22 (d)	4,000,000	4,000,797
Royal Bank of Canada
0.520%, SOFR + 0.250%, 01/11/23 (d)	5,000,000	4,988,310
Standard Chartered Bank (NY)
0.460%, SOFR + 0.190%, 08/25/22 (d)	5,000,000	4,995,917
Sumitomo Mitsui Banking Corp.
0.450%, SOFR + 0.180%, 08/09/22 (d)	5,000,000	4,995,115
Toronto-Dominion Bank (The)
0.530%, SOFR + 0.250%, 02/09/23 (d)	3,000,000	2,999,999
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (d)	5,000,000	4,998,520
Westpac Banking Corp.
0.500%, SOFR + 0.230%, 02/17/23 (d)	5,000,000	4,984,365

		98,732,292

BHFTII-143

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—1.5%
Macquarie Bank Ltd.
0.510%, SOFR + 0.230%, 08/04/22 (d)	2,000,000	$1,998,462
Skandinaviska Enskilda Banken AB
0.200%, 04/28/22	5,000,000	4,998,100
Societe Generale
0.460%, SOFR + 0.190%, 08/18/22 (d)	5,000,000	4,994,955
UBS AG
0.350%, 06/08/22	7,000,000	6,989,472

		18,980,989

Repurchase Agreements—12.4%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $5,002,917; collateralized by various Common Stock with an aggregate market value of $5,557,284.	5,000,000	5,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $25,000,167; collateralized by U.S. Treasury Obligations at 0.125%, maturing 01/15/30, and an aggregate market value of $25,500,053.	25,000,000	25,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $2,000,016; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $5,350,305.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $4,000,033; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $4,080,001.	4,000,000	4,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $1,986,359; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $2,026,085.	1,986,345	1,986,345
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $2,000,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $2,041,138.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $30,001,867; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $30,617,067.	30,000,000	$30,000,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $25,202,205; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $27,866,127.	25,200,000	25,200,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $9,300,114; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $10,326,502.	9,300,000	9,300,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $2,200,207; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $2,442,828.	2,200,000	2,200,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $7,500,075; collateralized by various Common Stock with an aggregate market value of $8,334,022.	7,500,000	7,500,000
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $10,000,100; collateralized by various Common Stock with an aggregate market value of $11,112,029.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $7,200,076; collateralized by various Common Stock with an aggregate market value of $8,000,661.	7,200,000	7,200,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $10,000,114; collateralized by various Common Stock with an aggregate market value of $11,112,897.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,000,163; collateralized by various Common Stock with an aggregate market value of $2,222,579.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $5,000,056; collateralized by various Common Stock with an aggregate market value of $5,790,942.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $5,000,056; collateralized by various Common Stock with an aggregate market value of $5,633,327.	5,000,000	5,000,000

		158,386,345

BHFTII-144

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—1.6%
National Bank of Canada
0.370%, OBFR + 0.050%, 04/07/22 (d)	14,000,000	$14,000,000
Skandi (NY)
0.300%, 04/01/22	7,000,000	7,000,000

		21,000,000

Mutual Funds—0.6%
AB Government Money Market Portfolio, Institutional Class 0.190% (e)	2,000,000	2,000,000
Allspring Government Money Market Fund, Select Class 0.180% (e)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (e)	5,000,000	5,000,000

		8,100,000

Total Securities Lending Reinvestments (Cost $305,280,791)		305,199,626

Total Investments— 123.8% (Cost $1,426,177,573)		1,577,726,164
Other assets and liabilities (net)—(23.8)%		(303,755,919)

Net Assets—100.0%		$1,273,970,245

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $295,646,221 and the collateral received consisted of cash in the amount of $305,265,706 and non-cash collateral with a value of $66,259. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-145

Brighthouse Funds Trust II

Frontier Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,259,803,059	$—	$—	$1,259,803,059
Total Short-Term Investment*	—	12,723,479	—	12,723,479
Securities Lending Reinvestments
Certificates of Deposit	—	98,732,292	—	98,732,292
Commercial Paper	—	18,980,989	—	18,980,989
Repurchase Agreements	—	158,386,345	—	158,386,345
Time Deposits	—	21,000,000	—	21,000,000
Mutual Funds	8,100,000	—	—	8,100,000
Total Securities Lending Reinvestments	8,100,000	297,099,626	—	305,199,626
Total Investments	$1,267,903,059	$309,823,105	$—	$1,577,726,164

Collateral for Securities Loaned (Liability)	$—	$(305,265,706)	$—	$(305,265,706)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-146

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Automobiles—10.1%
Tesla, Inc. (a) (b)	278,128	$299,710,733

Capital Markets—1.0%
Goldman Sachs Group, Inc. (The)	47,930	15,821,693
KKR & Co., Inc.	227,829	13,321,162

		29,142,855

Energy Equipment & Services—0.6%
Schlumberger NV	413,731	17,091,228

Entertainment—3.2%
Netflix, Inc. (a)	188,755	70,705,735
ROBLOX Corp. - Class A (a) (b)	232,100	10,732,304
Spotify Technology S.A. (a)	94,723	14,305,068

		95,743,107

Equity Real Estate Investment Trusts—0.2%
American Tower Corp.	26,479	6,652,054

Food & Staples Retailing—2.5%
Costco Wholesale Corp.	128,328	73,897,679

Health Care Equipment & Supplies—2.7%
Abbott Laboratories	114,350	13,534,466
DexCom, Inc. (a) (b)	65,151	33,331,251
Intuitive Surgical, Inc. (a)	106,188	32,034,796

		78,900,513

Health Care Providers & Services—1.5%
UnitedHealth Group, Inc.	85,345	43,523,390

Hotels, Restaurants & Leisure—3.3%
Airbnb, Inc. - Class A (a)	318,335	54,677,220
Chipotle Mexican Grill, Inc. (a) (b)	26,438	41,825,709

		96,502,929

Interactive Media & Services—9.4%
Alphabet, Inc. - Class A (a)	34,535	96,053,922
Alphabet, Inc. - Class C (a)	33,403	93,294,245
Match Group, Inc. (a) (b)	206,829	22,490,585
Meta Platforms, Inc. - Class A (a)	156,877	34,883,170
Snap, Inc. - Class A (a) (b)	886,716	31,912,909

		278,634,831

Internet & Direct Marketing Retail—8.8%
Amazon.com, Inc. (a)	63,399	206,677,570
MercadoLibre, Inc. (a)	43,598	51,858,949

		258,536,519

IT Services—10.4%
Adyen NV (a)	21,641	42,753,318
MasterCard, Inc. - Class A	177,816	63,547,882
Okta, Inc. (a) (b)	80,507	12,153,337
Shopify, Inc. - Class A (a) (b)	91,871	62,101,121
Snowflake, Inc. - Class A (a)	114,670	26,274,337

IT Services—(Continued)
Twilio, Inc. - Class A (a)	102,842	16,949,390
Visa, Inc. - Class A (b)	378,296	83,894,704

		307,674,089

Life Sciences Tools & Services—1.6%
Danaher Corp.	165,420	48,522,649

Multiline Retail—1.3%
Target Corp.	184,989	39,258,365

Personal Products—1.6%
Estee Lauder Cos., Inc. (The) - Class A	176,584	48,087,355

Pharmaceuticals—2.2%
Eli Lilly and Co.	172,691	49,453,522
Novo Nordisk A/S (ADR)	127,060	14,110,013

		63,563,535

Road & Rail—1.8%
Uber Technologies, Inc. (a)	1,483,967	52,947,942

Semiconductors & Semiconductor Equipment—5.8%
Broadcom, Inc.	44,386	27,948,977
NVIDIA Corp.	521,105	142,188,710

		170,137,687

Software—16.5%
Adobe, Inc. (a)	155,248	70,734,094
Atlassian Corp. plc - Class A (a) (b)	166,091	48,802,519
Crowdstrike Holdings, Inc. - Class A (a)	217,651	49,424,189
HubSpot, Inc. (a) (b)	25,899	12,300,471
Microsoft Corp.	541,598	166,980,079
Salesforce.com, Inc. (a)	373,104	79,217,441
Trade Desk, Inc. (The) - Class A (a) (b)	350,775	24,291,169
Workday, Inc. - Class A (a)	144,231	34,537,555

		486,287,517

Specialty Retail—2.7%
Home Depot, Inc. (The)	103,267	30,910,911
O’Reilly Automotive, Inc. (a)	20,634	14,133,465
TJX Cos., Inc. (The)	596,021	36,106,952

		81,151,328

Technology Hardware, Storage & Peripherals—7.0%
Apple, Inc.	1,184,118	206,758,844

Textiles, Apparel & Luxury Goods—5.4%
Kering S.A.	40,979	25,886,348
Lululemon Athletica, Inc. (a)	99,894	36,484,286
LVMH Moet Hennessy Louis Vuitton SE	87,484	62,294,688
NIKE, Inc. - Class B	254,276	34,215,378

		158,880,700

Total Common Stocks (Cost $1,589,795,916)		2,941,605,849

BHFTII-147

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investment—0.0%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $1,475,010; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $1,504,602.	1,475,010	$1,475,010

Total Short-Term Investments (Cost $1,475,010)		1,475,010

Securities Lending Reinvestments (c)—13.4%

Certificates of Deposit—2.9%
Bank of Montreal 0.300%, 06/02/22	6,000,000	5,995,596
Bank of Nova Scotia 0.520%, SOFR + 0.250%, 02/17/23 (d)	2,000,000	1,995,555
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (d)	4,000,000	3,994,368
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (d)	5,000,000	4,992,576
0.770%, SOFR + 0.500%, 03/03/23 (d)	6,000,000	6,003,811
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (d)	5,000,000	5,000,000
Credit Agricole S.A. 0.590%, 05/24/22	3,000,000	2,999,640
Credit Industriel et Commercial Zero Coupon, 04/14/22	6,000,000	5,998,980
Credit Suisse Group AG 0.830%, 06/03/22 (d)	5,000,000	5,000,920
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	4,000,000	3,994,904
MUFG Bank Ltd. 0.250%, 05/04/22	5,000,000	4,998,530
Natixis S.A. (New York) 0.450%, SOFR + 0.180%, 06/17/22 (d)	3,000,000	2,999,230
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (d)	4,000,000	3,999,992
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	1,500,000	1,499,745
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (d)	5,000,000	4,995,917
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (d)	5,000,000	4,995,115
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (d)	3,000,000	2,999,999
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (d)	5,000,000	4,998,520
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (d)	7,000,000	6,978,111

		84,441,509

Commercial Paper—0.6%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (d)	5,000,000	5,001,995
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (d)	2,000,000	1,998,462

Commercial Paper—(Continued)
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	5,000,000	4,998,100
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (d)	5,000,000	4,994,955

		16,993,512

Repurchase Agreements—8.3%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $2,000,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $2,116,839.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $3,001,750; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $3,155,671.	3,000,000	3,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $6,000,048; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $6,120,000.	6,000,000	6,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $7,004,219; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $7,490,426.	7,000,000	7,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $6,500,054; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $6,630,002.	6,500,000	6,500,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $25,999,872; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $26,519,850.	25,999,684	25,999,684
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $17,000,151; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $17,349,671.	17,000,000	17,000,000

BHFTII-148

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $26,002,275; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $28,750,766.	26,000,000	$26,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $20,000,244; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $22,207,531.	20,000,000	20,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $3,200,302; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $3,553,205.	3,200,000	3,200,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/22 at 0.570%, due on 05/05/22 with a maturity value of $5,002,771; collateralized by various Common Stock with an aggregate market value of $5,555,644.	5,000,000	5,000,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $30,000,300; collateralized by various Common Stock with an aggregate market value of $33,336,088.	30,000,000	30,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $50,000,569; collateralized by various Common Stock with an aggregate market value of $55,564,486.	50,000,000	50,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,000,163; collateralized by various Common Stock with an aggregate market value of $2,222,579.	2,000,000	2,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $40,000,444; collateralized by various Common Stock with an aggregate market value of $45,539,460.	40,000,000	40,000,000

		243,699,684

Time Deposits—1.3%
Australia New Zealand Banking Group, Ltd 0.310%, 04/01/22	10,000,000	10,000,000
First Abu Dhabi Bank USA NV 0.310%, 04/01/22	7,000,000	7,000,000
Jyske Bank A/S 0.750%, 04/11/22	5,000,000	5,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	7,000,000	7,000,000
Skandi (NY) 0.300%, 04/01/22	10,000,000	10,000,000

		39,000,000

Mutual Funds—0.3%
Fidelity Government Portfolio, Institutional Class 0.160% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (e)	8,000,000	8,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $393,198,695)		393,134,705

Total Investments—113.0% (Cost $1,984,469,621)		3,336,215,564
Other assets and liabilities (net)—(13.0)%		(384,122,779)

Net Assets—100.0%		$2,952,092,785

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $378,641,641 and the collateral received consisted of cash in the amount of $393,188,837. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-149

Brighthouse Funds Trust II

Jennison Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobiles	$299,710,733	$—	$—	$299,710,733
Capital Markets	29,142,855	—	—	29,142,855
Energy Equipment & Services	17,091,228	—	—	17,091,228
Entertainment	95,743,107	—	—	95,743,107
Equity Real Estate Investment Trusts	6,652,054	—	—	6,652,054
Food & Staples Retailing	73,897,679	—	—	73,897,679
Health Care Equipment & Supplies	78,900,513	—	—	78,900,513
Health Care Providers & Services	43,523,390	—	—	43,523,390
Hotels, Restaurants & Leisure	96,502,929	—	—	96,502,929
Interactive Media & Services	278,634,831	—	—	278,634,831
Internet & Direct Marketing Retail	258,536,519	—	—	258,536,519
IT Services	264,920,771	42,753,318	—	307,674,089
Life Sciences Tools & Services	48,522,649	—	—	48,522,649
Multiline Retail	39,258,365	—	—	39,258,365
Personal Products	48,087,355	—	—	48,087,355
Pharmaceuticals	63,563,535	—	—	63,563,535
Road & Rail	52,947,942	—	—	52,947,942
Semiconductors & Semiconductor Equipment	170,137,687	—	—	170,137,687
Software	486,287,517	—	—	486,287,517
Specialty Retail	81,151,328	—	—	81,151,328
Technology Hardware, Storage & Peripherals	206,758,844	—	—	206,758,844
Textiles, Apparel & Luxury Goods	70,699,664	88,181,036	—	158,880,700
Total Common Stocks	2,810,671,495	130,934,354	—	2,941,605,849
Total Short-Term Investment*	—	1,475,010	—	1,475,010
Securities Lending Reinvestments
Certificates of Deposit	—	84,441,509	—	84,441,509
Commercial Paper	—	16,993,512	—	16,993,512
Repurchase Agreements	—	243,699,684	—	243,699,684
Time Deposits	—	39,000,000	—	39,000,000
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	384,134,705	—	393,134,705
Total Investments	$2,819,671,495	$516,544,069	$—	$3,336,215,564

Collateral for Securities Loaned (Liability)	$—	$(393,188,837)	$—	$(393,188,837)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-150

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—97.8% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.4%
Hub Group, Inc. - Class A (a)	21,392	$1,651,676

Auto Components—2.2%
Dana, Inc.	165,143	2,901,562
Dorman Products, Inc. (a)	13,560	1,288,607
Fox Factory Holding Corp. (a)	9,026	884,097
Gentherm, Inc. (a)	16,328	1,192,597
LCI Industries (b)	16,570	1,720,132
Patrick Industries, Inc.	17,240	1,039,572

		9,026,567

Banks—11.4%
Ameris Bancorp	91,430	4,011,948
Atlantic Union Bankshares Corp.	75,173	2,758,097
Bancorp, Inc. (The) (a) (b)	43,723	1,238,673
Cadence Bank	102,092	2,987,212
CVB Financial Corp. (b)	106,316	2,467,594
Home BancShares, Inc.	134,959	3,050,073
Lakeland Financial Corp. (b)	15,691	1,145,443
Meta Financial Group, Inc. (b)	75,405	4,141,243
OceanFirst Financial Corp.	154,145	3,098,315
Pinnacle Financial Partners, Inc. (b)	40,236	3,704,931
Popular, Inc.	52,865	4,321,185
Prosperity Bancshares, Inc.	32,715	2,269,767
SouthState Corp. (b)	28,515	2,326,539
Triumph Bancorp, Inc. (a)	49,299	4,635,092
Wintrust Financial Corp.	49,415	4,592,136

		46,748,248

Beverages—0.2%
Primo Water Corp.	62,553	891,380

Biotechnology—2.8%
Bicycle Therapeutics plc (ADR) (a)	17,839	782,775
BioCryst Pharmaceuticals, Inc. (a) (b)	65,306	1,061,876
Blueprint Medicines Corp. (a)	12,138	775,375
Halozyme Therapeutics, Inc. (a) (b)	39,963	1,593,724
Inhibrx, Inc. (a)	28,885	643,558
Insmed, Inc. (a) (b)	35,418	832,323
PTC Therapeutics, Inc. (a) (b)	26,737	997,557
SpringWorks Therapeutics, Inc. (a) (b)	14,747	832,321
United Therapeutics Corp. (a)	14,821	2,659,036
Vericel Corp. (a)	18,110	692,164
Xencor, Inc. (a)	30,370	810,272

		11,680,981

Building Products—2.5%
Advanced Drainage Systems, Inc. (b)	17,060	2,026,899
Janus International Group Inc. (a)	146,201	1,315,809
Quanex Building Products Corp. (b)	92,117	1,933,536
Simpson Manufacturing Co., Inc.	9,863	1,075,461
UFP Industries, Inc.	47,870	3,693,649

		10,045,354

Capital Markets—1.8%
Focus Financial Partners, Inc. - Class A (a)	24,436	1,117,703
Hamilton Lane, Inc. - Class A	17,945	1,386,969
PJT Partners, Inc. - Class A	18,730	1,182,237
Stifel Financial Corp.	53,493	3,632,175

		7,319,084

Chemicals—2.5%
Ashland Global Holdings, Inc. (b)	18,318	1,802,674
Cabot Corp.	40,908	2,798,516
Ingevity Corp. (a)	24,979	1,600,405
Scotts Miracle-Gro Co. (The) (b)	11,287	1,387,850
Valvoline, Inc.	86,267	2,722,586

		10,312,031

Commercial Services & Supplies—2.4%
Casella Waste Systems, Inc. - Class A (a)	26,387	2,312,821
Clean Harbors, Inc. (a)	28,913	3,227,847
Driven Brands Holdings, Inc. (a)	25,231	663,071
IAA, Inc. (a)	46,005	1,759,691
KAR Auction Services, Inc. (a) (b)	56,542	1,020,583
VSE Corp. (b)	22,816	1,051,589

		10,035,602

Communications Equipment—1.3%
Calix, Inc. (a)	23,534	1,009,844
Radware, Ltd. (a)	34,527	1,103,828
Viavi Solutions, Inc. (a)	192,881	3,101,527

		5,215,199

Construction & Engineering—2.9%
AECOM	48,905	3,756,393
Arcosa, Inc.	57,624	3,298,974
MDU Resources Group, Inc.	109,120	2,908,048
WillScot Mobile Mini Holdings Corp. (a)	47,323	1,851,749

		11,815,164

Containers & Packaging—0.6%
Ranpak Holdings, Corp. (a) (b)	38,447	785,472
TriMas Corp.	55,822	1,791,328

		2,576,800

Diversified Consumer Services — 0.8%
Frontdoor, Inc. (a)	22,172	661,834
Houghton Mifflin Harcourt Co. (a)	123,537	2,595,513

		3,257,347

Diversified Financial Services—0.4%
Cannae Holdings, Inc. (a)	77,064	1,843,371

Electric Utilities—0.5%
ALLETE, Inc.	33,428	2,239,007

BHFTII-151

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—0.7%
Atkore, Inc. (a)	20,817	$2,049,226
AZZ, Inc.	15,135	730,112

		2,779,338

Electronic Equipment, Instruments & Components—4.8%
Advanced Energy Industries, Inc.	31,715	2,730,027
Itron, Inc. (a)	15,988	842,248
Kimball Electronics, Inc. (a)	73,011	1,459,490
Littelfuse, Inc.	6,391	1,593,979
Methode Electronics, Inc.	72,575	3,138,869
nLight, Inc. (a)	34,029	590,063
Novanta, Inc. (a)	10,054	1,430,584
TD SYNNEX Corp.	21,066	2,174,222
TTM Technologies, Inc. (a)	167,994	2,489,671
Vontier Corp.	127,385	3,234,305

		19,683,458

Energy Equipment & Services—1.5%
Cactus, Inc. - Class A	32,804	1,861,299
ChampionX Corp. (a)	183,501	4,492,104

		6,353,403

Entertainment—0.4%
Liberty Braves Group - Class C (a)	56,744	1,583,725

Equity Real Estate Investment Trusts—3.1%
Agree Realty Corp.	34,862	2,313,442
CubeSmart	48,247	2,510,291
Orion Office REIT, Inc.	69,442	972,188
PotlatchDeltic Corp.	32,924	1,736,083
Rexford Industrial Realty, Inc.	28,878	2,154,010
STAG Industrial, Inc.	69,390	2,869,277

		12,555,291

Food & Staples Retailing—0.3%
Andersons, Inc. (The)	25,802	1,296,808

Food Products—1.9%
Dole plc (b)	142,009	1,760,911
J & J Snack Foods Corp.	8,603	1,334,325
Nomad Foods, Ltd. (a)	69,309	1,564,997
Simply Good Foods Co. (The) (a)	39,687	1,506,122
Whole Earth Brands, Inc. (a) (b)	211,017	1,510,882

		7,677,237

Health Care Equipment & Supplies—4.4%
AtriCure, Inc. (a)	25,634	1,683,385
Axonics, Inc. (a) (b)	28,429	1,779,656
CONMED Corp.	26,365	3,916,521
Inmode, Ltd. (a)	61,864	2,283,400
Lantheus Holdings, Inc. (a)	59,746	3,304,551
LivaNova plc (a)	1,277	104,497
Merit Medical Systems, Inc. (a)	23,656	1,573,597
NuVasive, Inc. (a)	21,042	1,193,081
STAAR Surgical Co. (a) (b)	9,609	767,855

Health Care Equipment & Supplies—(Continued)
UFP Technologies, Inc. (a) (b)	21,270	1,407,436

		18,013,979

Health Care Providers & Services—2.0%
Acadia Healthcare Co., Inc. (a)	8,702	570,242
AMN Healthcare Services, Inc. (a)	13,617	1,420,661
Ensign Group, Inc. (The) (b)	13,682	1,231,517
ModivCare, Inc. (a)	5,520	636,953
Option Care Health, Inc. (a) (b)	147,077	4,200,519

		8,059,892

Health Care Technology—2.1%
Allscripts Healthcare Solutions, Inc. (a) (b)	180,180	4,057,654
Evolent Health, Inc. - Class A (a)	70,020	2,261,646
Inspire Medical Systems, Inc. (a)	8,209	2,107,168

		8,426,468

Hotels, Restaurants & Leisure—2.6%
Churchill Downs, Inc.	12,559	2,785,335
Cracker Barrel Old Country Store, Inc.	6,920	821,612
Life Time Group Holdings, Inc. (a) (b)	44,624	648,833
Marriott Vacations Worldwide Corp.	19,962	3,148,007
Papa John’s International, Inc.	10,277	1,081,963
Texas Roadhouse, Inc.	11,163	934,678
Wingstop, Inc. (b)	10,229	1,200,373

		10,620,801

Household Durables—1.0%
Installed Building Products, Inc.	10,860	917,561
KB Home	62,670	2,029,255
Skyline Champion Corp. (a)	22,428	1,230,849

		4,177,665

Household Products—0.7%
Spectrum Brands Holdings, Inc. (b)	31,296	2,776,581

Independent Power and Renewable Electricity Producers—0.7%
NextEra Energy Partners L.P. (b)	32,445	2,704,615

Insurance—1.6%
BRP Group, Inc. - Class A (a)	30,407	815,820
Employers Holdings, Inc.	58,245	2,389,210
First American Financial Corp.	39,472	2,558,575
Kinsale Capital Group, Inc. (b)	3,076	701,389

		6,464,994

Interactive Media & Services—0.3%
Cargurus, Inc. (a)	30,354	1,288,831

Internet & Direct Marketing Retail—0.4%
Shutterstock, Inc.	19,419	1,807,520

IT Services—4.2%
Concentrix Corp.	19,113	3,183,461

BHFTII-152

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
CSG Systems International, Inc.	38,705	$2,460,477
Euronet Worldwide, Inc. (a)	15,515	2,019,277
EVERTEC, Inc.	33,759	1,381,756
International Money Express, Inc. (a)	102,567	2,113,906
Perficient, Inc. (a)	8,633	950,407
Unisys Corp. (a) (b)	105,844	2,287,289
WEX, Inc. (a)	4,857	866,732
WNS Holdings, Ltd. (ADR) (a)	22,882	1,956,182

		17,219,487

Leisure Products—0.8%
Brunswick Corp.	28,364	2,294,364
Malibu Boats, Inc. - Class A (a)	16,455	954,554

		3,248,918

Life Sciences Tools & Services—0.9%
Charles River Laboratories International, Inc. (a)	5,694	1,616,925
Inotiv, Inc. (a) (b)	29,871	782,023
Medpace Holdings, Inc. (a)	7,180	1,174,576

		3,573,524

Machinery—4.9%
Albany International Corp. - Class A	43,817	3,694,649
Altra Industrial Motion Corp.	57,215	2,227,380
Columbus McKinnon Corp. (b)	71,565	3,034,356
Helios Technologies, Inc.	16,757	1,344,749
Kadant, Inc.	20,124	3,907,880
Kornit Digital, Ltd. (a) (b)	12,955	1,071,249
Miller Industries, Inc.	52,115	1,467,558
RBC Bearings, Inc. (a)	6,745	1,307,721
Shyft Group, Inc. (The)	28,296	1,021,769
Wabash National Corp. (b)	78,132	1,159,479

		20,236,790

Marine—1.1%
Genco Shipping & Trading, Ltd.	194,173	4,586,366

Media—1.9%
Gray Television, Inc. (b)	107,130	2,364,359
John Wiley & Sons, Inc. - Class A (b)	31,060	1,647,112
Scholastic Corp.	32,198	1,296,935
TechTarget, Inc. (a) (b)	19,531	1,587,480
Thryv Holdings, Inc. (a)	35,411	995,757

		7,891,643

Metals & Mining—0.6%
Arconic Corp. (a)	99,167	2,540,659

Multi-Utilities—0.4%
NorthWestern Corp. (b)	27,004	1,633,472

Oil, Gas & Consumable Fuels—2.5%
Antero Resources Corp. (a)	109,278	3,336,257
California Resources Corp.	38,149	1,706,405
EQT Corp.	60,085	2,067,525

Oil, Gas & Consumable Fuels—(Continued)
Northern Oil and Gas, Inc. (b)	108,267	3,052,047

		10,162,234

Personal Products—0.4%
elf Beauty, Inc. (a)	35,333	912,651
Inter Parfums, Inc.	6,296	554,363

		1,467,014

Pharmaceuticals—1.9%
Jazz Pharmaceuticals plc (a) (b)	15,142	2,357,155
Pacira BioSciences, Inc. (a)	22,225	1,696,212
Supernus Pharmaceuticals, Inc. (a)	113,239	3,659,885

		7,713,252

Professional Services—3.0%
FTI Consulting, Inc. (a)	5,865	922,095
Insperity, Inc.	24,772	2,487,604
KBR, Inc.	42,561	2,329,364
Korn Ferry	53,134	3,450,522
Science Applications International Corp.	31,888	2,939,117

		12,128,702

Semiconductors & Semiconductor Equipment—4.2%
MACOM Technology Solutions Holdings, Inc. (a)	30,678	1,836,692
MaxLinear, Inc. (a)	34,156	1,993,003
Rambus, Inc. (a)	199,105	6,349,458
Silicon Laboratories, Inc. (a)	10,622	1,595,424
Silicon Motion Technology Corp. (ADR)	18,894	1,262,497
Tower Semiconductor, Ltd. (U.S. Listed Shares) (a)	82,654	4,000,454

		17,037,528

Software—2.1%
Blackline, Inc. (a)	10,855	794,803
Envestnet, Inc. (a)	18,210	1,355,552
Q2 Holdings, Inc. (a) (b)	16,471	1,015,437
Rapid7, Inc. (a)	21,631	2,406,233
Tenable Holdings, Inc. (a)	25,231	1,458,100
Varonis Systems, Inc. (a)	36,145	1,718,333

		8,748,458

Specialty Retail—1.2%
Aaron’s, Inc. (The)	86,154	1,729,972
Boot Barn Holdings, Inc. (a)	12,271	1,163,168
Urban Outfitters, Inc. (a) (b)	77,751	1,952,328

		4,845,468

Technology Hardware, Storage & Peripherals—0.9%
Pure Storage, Inc. - Class A (a)	57,224	2,020,580
Super Micro Computer, Inc. (a)	46,131	1,756,207

		3,776,787

Textiles, Apparel & Luxury Goods—0.5%
Columbia Sportswear Co.	10,966	992,752

BHFTII-153

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Oxford Industries, Inc. (b)	10,516	$951,698

		1,944,450

Thrifts & Mortgage Finance—1.2%
Federal Agricultural Mortgage Corp. - Class C	21,842	2,369,420
WSFS Financial Corp.	53,803	2,508,296

		4,877,716

Trading Companies & Distributors—3.1%
Alta Equipment Group, Inc. (a)	105,054	1,298,468
Applied Industrial Technologies, Inc.	2,319	238,069
Herc Holdings, Inc.	38,499	6,432,798
McGrath RentCorp	39,732	3,376,425
SiteOne Landscape Supply, Inc. (a)	8,018	1,296,430

		12,642,190

Water Utilities—0.3%
Pure Cycle Corp. (a)	101,388	1,218,684

Wireless Telecommunication Services—0.5%
United States Cellular Corp. (a)	70,061	2,117,944

Total Common Stocks (Cost $286,549,943)		400,539,703

Short-Term Investment—2.4%

Repurchase Agreement—2.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $9,938,836; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $10,137,641.	9,938,836	9,938,836

Total Short-Term Investments (Cost $9,938,836)		9,938,836

Securities Lending Reinvestments (c)—6.7%

Certificate of Deposit—0.0%
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	100,000	99,983

Repurchase Agreements—4.6%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $3,001,750; collateralized by various Common Stock with an aggregate market value of $3,334,370.	3,000,000	3,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $500,004; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $510,000.	500,000	500,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $1,488,980; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $1,518,758.	1,488,969	1,488,969
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $1,000,009; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $1,020,569.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $1,400,087; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $1,428,796.	1,400,000	1,400,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $1,000,088; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $1,105,799.	1,000,000	1,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $3,000,037; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $3,331,130.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $2,000,189; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $2,220,753.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $4,300,043; collateralized by various Common Stock with an aggregate market value of $4,778,173.	4,300,000	4,300,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $300,003; collateralized by various Common Stock with an aggregate market value of $333,361.	300,000	300,000

BHFTII-154

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $400,033; collateralized by various Common Stock with an aggregate market value of $444,516.	400,000	$400,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $500,006; collateralized by various Common Stock with an aggregate market value of $579,094.	500,000	500,000

		18,888,969

Time Deposits—1.0%
DZ Bank AG (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Rabobank (New York) 0.310%, 04/01/22	1,000,000	1,000,000
Skandi (NY) 0.300%, 04/01/22	1,000,000	1,000,000
Svenska (NY) 0.260%, 04/01/22	1,000,000	1,000,000

		4,000,000

Mutual Funds—1.1%
Allspring Government Money Market Fund, Select Class 0.180% (d)	300,000	300,000

Mutual Funds—(Continued)
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (d)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (d)	200,000	200,000

		4,500,000

Total Securities Lending Reinvestments (Cost $27,488,963)		27,488,952

Total Investments—106.9% (Cost $323,977,742)		437,967,491
Other assets and liabilities (net)—(6.9)%		(28,199,445)

Net Assets—100.0%		$409,768,046

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $26,548,160 and the collateral received consisted of cash in the amount of $27,488,891. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTII-155

Brighthouse Funds Trust II

Loomis Sayles Small Cap Core Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$400,539,703	$—	$—	$400,539,703
Total Short-Term Investment*	—	9,938,836	—	9,938,836
Securities Lending Reinvestments
Certificate of Deposit	—	99,983	—	99,983
Repurchase Agreements	—	18,888,969	—	18,888,969
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	4,500,000	—	—	4,500,000
Total Securities Lending Reinvestments	4,500,000	22,988,952	—	27,488,952
Total Investments	$405,039,703	$32,927,788	$—	$437,967,491

Collateral for Securities Loaned (Liability)	$—	$(27,488,891)	$—	$(27,488,891)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-156

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—96.9% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—1.4%
Hub Group, Inc. - Class A (a)	78,926	$6,093,876

Auto Components—3.7%
Dorman Products, Inc. (a)	50,027	4,754,066
Fox Factory Holding Corp. (a)	33,294	3,261,147
Gentherm, Inc. (a)	60,241	4,400,003
Patrick Industries, Inc.	63,606	3,835,442

		16,250,658

Banks—2.8%
Ameris Bancorp	78,344	3,437,735
Bancorp, Inc. (The) (a) (b)	161,318	4,570,139
Lakeland Financial Corp. (b)	57,889	4,225,897

		12,233,771

Beverages—0.7%
Primo Water Corp.	230,789	3,288,743

Biotechnology—7.5%
Bicycle Therapeutics plc (ADR) (a) (b)	65,818	2,888,094
BioCryst Pharmaceuticals, Inc. (a)	240,987	3,918,449
Blueprint Medicines Corp. (a)	44,785	2,860,866
Halozyme Therapeutics, Inc. (a) (b)	147,447	5,880,186
Inhibrx, Inc. (a) (b)	106,260	2,367,473
Insmed, Inc. (a) (b)	130,679	3,070,957
PTC Therapeutics, Inc. (a)	98,643	3,680,370
SpringWorks Therapeutics, Inc. (a) (b)	54,410	3,070,900
Vericel Corp. (a)	66,814	2,553,631
Xencor, Inc. (a)	112,056	2,989,654

		33,280,580

Building Products—3.4%
Advanced Drainage Systems, Inc. (b)	62,941	7,478,020
Simpson Manufacturing Co., Inc.	36,389	3,967,856
UFP Industries, Inc.	48,529	3,744,498

		15,190,374

Capital Markets—3.1%
Focus Financial Partners, Inc. - Class A (a)	90,155	4,123,690
Hamilton Lane, Inc. - Class A	66,206	5,117,062
PJT Partners, Inc. - Class A	69,104	4,361,844

		13,602,596

Commercial Services & Supplies—2.5%
Casella Waste Systems, Inc. - Class A (a)	97,355	8,533,166
Driven Brands Holdings, Inc. (a)	92,892	2,441,202

		10,974,368

Communications Equipment—1.8%
Calix, Inc. (a)	86,833	3,726,004
Radware, Ltd. (a)	127,378	4,072,275

		7,798,279

Construction & Engineering—1.5%
WillScot Mobile Mini Holdings Corp. (a)	174,596	6,831,942

Containers & Packaging—0.7%
Ranpak Holdings, Corp. (a)	141,849	2,897,975

Diversified Consumer Services—0.5%
Frontdoor, Inc. (a)	81,800	2,441,730

Electronic Equipment, Instruments & Components—3.2%
Advanced Energy Industries, Inc.	41,791	3,597,369
Itron, Inc. (a)	58,988	3,107,488
nLight, Inc. (a) (b)	125,548	2,177,002
Novanta, Inc. (a) (b)	37,092	5,277,821

		14,159,680

Energy Equipment & Services—1.5%
Cactus, Inc. - Class A	121,029	6,867,185

Food Products—1.3%
Simply Good Foods Co. (The) (a)	146,424	5,556,791

Health Care Equipment & Supplies—7.3%
AtriCure, Inc. (a)	94,580	6,211,069
Axonics, Inc. (a)	104,894	6,566,364
CONMED Corp. (b)	42,257	6,277,277
LivaNova plc (a)	4,694	384,110
Merit Medical Systems, Inc. (a)	87,278	5,805,733
NuVasive, Inc. (a)	77,633	4,401,791
STAAR Surgical Co. (a) (b)	35,452	2,832,969

		32,479,313

Health Care Providers & Services—3.5%
Acadia Healthcare Co., Inc. (a)	31,989	2,096,239
Ensign Group, Inc. (The)	50,478	4,543,525
ModivCare, Inc. (a)	20,377	2,351,302
Option Care Health, Inc. (a)	230,072	6,570,856

		15,561,922

Health Care Technology—3.6%
Evolent Health, Inc. - Class A (a)	258,333	8,344,156
Inspire Medical Systems, Inc. (a)	30,296	7,776,680

		16,120,836

Hotels, Restaurants & Leisure—3.2%
Life Time Group Holdings, Inc. (a) (b)	164,639	2,393,851
Papa John’s International, Inc.	37,916	3,991,797
Texas Roadhouse, Inc.	41,178	3,447,834
Wingstop, Inc.	37,741	4,428,906

		14,262,388

Household Durables—0.8%
Installed Building Products, Inc.	40,069	3,385,430

BHFTII-157

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—1.3%
BRP Group, Inc. - Class A (a)	112,186	$3,009,950
Kinsale Capital Group, Inc. (b)	11,348	2,587,571

		5,597,521

Interactive Media & Services—1.1%
Cargurus, Inc. (a)	111,994	4,755,265

Internet & Direct Marketing Retail—1.5%
Shutterstock, Inc.	71,646	6,668,810

IT Services—3.6%
EVERTEC, Inc.	124,551	5,097,872
Perficient, Inc. (a)	31,851	3,506,477
WNS Holdings, Ltd. (ADR) (a)	84,423	7,217,322

		15,821,671

Leisure Products—0.8%
Malibu Boats, Inc. - Class A (a)	60,710	3,521,787

Life Sciences Tools & Services—1.0%
Medpace Holdings, Inc. (a)	26,499	4,334,971

Machinery—5.1%
Albany International Corp. - Class A (b)	57,619	4,858,434
Helios Technologies, Inc.	61,835	4,962,259
Kornit Digital, Ltd. (a)	47,809	3,953,326
RBC Bearings, Inc. (a)	24,887	4,825,091
Shyft Group, Inc. (The)	104,398	3,769,812

		22,368,922

Media—1.3%
TechTarget, Inc. (a) (b)	72,058	5,856,874

Personal Products—1.2%
elf Beauty, Inc. (a)	130,362	3,367,250
Inter Parfums, Inc.	23,077	2,031,930

		5,399,180

Pharmaceuticals—2.3%
Pacira BioSciences, Inc. (a) (b)	81,997	6,258,011
Supernus Pharmaceuticals, Inc. (a)	124,816	4,034,053

		10,292,064

Professional Services—2.7%
FTI Consulting, Inc. (a) (b)	21,614	3,398,153
KBR, Inc. (b)	157,028	8,594,143

		11,992,296

Semiconductors & Semiconductor Equipment—7.3%
MACOM Technology Solutions Holdings, Inc. (a)	113,183	6,776,266
MaxLinear, Inc. (a)	126,020	7,353,267
Rambus, Inc. (a) (b)	243,134	7,753,543

Semiconductors & Semiconductor Equipment—(Continued)
Silicon Laboratories, Inc. (a)	39,188	5,886,038
Silicon Motion Technology Corp. (ADR)	69,710	4,658,022

		32,427,136

Software—7.3%
Blackline, Inc. (a)	40,055	2,932,827
Envestnet, Inc. (a) (b)	67,186	5,001,326
Q2 Holdings, Inc. (a)	60,774	3,746,717
Rapid7, Inc. (a)	79,805	8,877,508
Tenable Holdings, Inc. (a)	93,085	5,379,382
Varonis Systems, Inc. (a)	133,362	6,340,030

		32,277,790

Specialty Retail—1.0%
Boot Barn Holdings, Inc. (a)	45,273	4,291,428

Technology Hardware, Storage & Peripherals—1.7%
Pure Storage, Inc. - Class A (a)	211,121	7,454,683

Textiles, Apparel & Luxury Goods—1.6%
Columbia Sportswear Co.	40,454	3,662,301
Oxford Industries, Inc. (b)	38,798	3,511,219

		7,173,520

Trading Companies & Distributors—2.1%
Applied Industrial Technologies, Inc.	8,522	874,868
McGrath RentCorp	44,667	3,795,802
SiteOne Landscape Supply, Inc. (a)	29,575	4,781,982

		9,452,652

Total Common Stocks (Cost $343,942,482)		428,965,007

Short-Term Investment—3.2%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $13,996,262; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $14,276,225.	13,996,262	13,996,262

Total Short-Term Investments (Cost $13,996,262)		13,996,262

Securities Lending Reinvestments (c)—3.5%

Certificate of Deposit—0.1%
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	200,000	199,966

BHFTII-158

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.5%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $2,001,167; collateralized by various Common Stock with an aggregate market value of $2,222,914.	2,000,000	$2,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $1,895,999; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $1,933,917.	1,895,985	1,895,985
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $1,400,087; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $1,428,796.	1,400,000	1,400,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $900,079; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $995,219.	900,000	900,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $1,900,023; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $2,109,715.	1,900,000	1,900,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $2,100,021; collateralized by various Common Stock with an aggregate market value of $2,333,526.	2,100,000	2,100,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $400,004; collateralized by various Common Stock with an aggregate market value of $444,481.	400,000	400,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $348,805; collateralized by various Common Stock with an aggregate market value of $387,618.	348,801	348,801
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $300,025; collateralized by various Common Stock with an aggregate market value of $333,387.	300,000	300,000

		11,244,786

Mutual Funds—0.9%
Fidelity Government Portfolio, Institutional Class 0.160% (d)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (d)	2,000,000	2,000,000

		4,000,000

Total Securities Lending Reinvestments (Cost $15,444,775)		15,444,752

Total Investments—103.6% (Cost $373,383,519)		458,406,021
Other assets and liabilities (net)—(3.6)%		(15,830,712)

Net Assets—100.0%		$442,575,309

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $16,261,446 and the collateral received consisted of cash in the amount of $15,444,629 and non-cash collateral with a value of $1,430,598. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTII-159

Brighthouse Funds Trust II

Loomis Sayles Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$428,965,007	$—	$—	$428,965,007
Total Short-Term Investment*	—	13,996,262	—	13,996,262
Securities Lending Reinvestments
Certificate of Deposit	—	199,966	—	199,966
Repurchase Agreements	—	11,244,786	—	11,244,786
Mutual Funds	4,000,000	—	—	4,000,000
Total Securities Lending Reinvestments	4,000,000	11,444,752	—	15,444,752
Total Investments	$432,965,007	$25,441,014	$—	$458,406,021

Collateral for Securities Loaned (Liability)	$—	$(15,444,629)	$—	$(15,444,629)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-160

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—69.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.5%
Fannie Mae 15 Yr. Pool
1.500%, 04/01/36	1,743,716	$1,653,499
1.500%, 05/01/36	4,438,872	4,209,211
1.500%, 09/01/36	1,889,272	1,791,524
1.500%, 11/01/36	2,900,325	2,750,258
1.500%, 02/01/37	2,470,194	2,342,389
2.000%, 11/01/35	9,528,390	9,271,348
2.000%, 12/01/35	3,725,856	3,625,346
2.000%, 09/01/36	4,646,808	4,517,355
2.000%, 12/01/36	2,901,852	2,821,011
2.000%, 02/01/37	985,368	957,913
2.500%, 12/01/27	945,356	941,346
2.500%, 02/01/28	828,575	825,061
2.500%, 07/01/28	1,481,619	1,476,641
2.500%, 10/01/28	958,132	954,912
2.500%, 03/01/30	964,915	962,868
2.500%, 09/01/31	1,593,079	1,588,981
2.500%, 01/01/32	499,481	498,196
2.500%, 04/01/32	1,156,658	1,152,603
2.500%, 09/01/32	284,197	283,201
2.500%, 12/01/34	882,726	876,612
2.500%, 09/01/35	828,077	819,883
3.000%, 01/01/27	290,283	293,281
3.000%, 02/01/27	489,844	494,902
3.000%, 03/01/27	227,827	230,244
3.000%, 01/01/29	1,665,020	1,684,494
3.000%, 10/01/29	635,656	642,897
3.000%, 06/01/30	747,883	756,965
3.000%, 02/01/33	1,329,714	1,346,020
3.000%, 01/01/36	923,646	930,587
3.500%, 02/01/26	345,839	353,448
3.500%, 03/01/26	252,875	258,232
3.500%, 05/01/29	636,737	650,874
3.500%, 08/01/32	215,948	221,459
3.500%, 03/01/34	316,653	325,278
4.000%, 06/01/24	30,835	31,724
4.000%, 11/01/24	200,982	206,776
4.500%, 08/01/24	64,534	66,108
4.500%, 06/01/25	138,390	142,228
5.000%, 02/01/24	11,156	11,323
Fannie Mae 20 Yr. Pool
2.000%, 02/01/41	2,585,099	2,435,009
2.000%, 06/01/41	2,312,379	2,177,569
2.500%, 02/01/41	1,970,394	1,908,266
3.000%, 02/01/33	621,994	623,839
3.000%, 08/01/35	719,369	720,151
3.000%, 05/01/36	837,574	838,307
3.500%, 04/01/32	495,260	506,032
3.500%, 09/01/35	665,472	679,942
3.500%, 07/01/38	471,466	481,565
4.000%, 02/01/31	221,770	229,417
4.000%, 03/01/38	463,601	477,421
4.500%, 08/01/30	127,426	133,675
5.000%, 02/01/24	17,054	17,270
5.000%, 09/01/25	30,488	32,056
5.500%, 07/01/23	8,688	8,790

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 20 Yr. Pool
5.500%, 01/01/24	8,773	8,912
5.500%, 07/01/24	27,728	28,625
5.500%, 07/01/25	35,383	36,903
Fannie Mae 30 Yr. Pool
1.500%, 03/01/51	3,689,411	3,295,439
1.500%, 04/01/51	4,670,698	4,171,460
1.500%, 10/01/51	979,634	874,321
2.000%, 10/01/50	10,507,619	9,796,392
2.000%, 11/01/50	8,278,414	7,718,075
2.000%, 12/01/50	4,221,559	3,935,815
2.000%, 01/01/51	10,370,506	9,668,560
2.000%, 02/01/51	4,372,561	4,076,597
2.000%, 04/01/51	9,124,825	8,489,112
2.000%, 05/01/51	4,640,405	4,316,395
2.000%, 06/01/51	8,434,953	7,844,684
2.000%, 08/01/51	2,387,421	2,219,610
2.000%, 09/01/51	4,823,547	4,483,753
2.000%, 10/01/51	6,815,582	6,334,402
2.000%, 11/01/51	1,961,092	1,822,334
2.000%, 12/01/51	4,928,369	4,578,896
2.000%, 01/01/52	2,970,465	2,759,367
2.000%, 02/01/52	3,974,928	3,691,830
2.000%, 03/01/52	1,960,038	1,819,307
2.000%, 04/01/52	2,000,000	1,856,399
2.500%, 01/01/50	1,090,929	1,049,153
2.500%, 03/01/50	1,002,701	962,414
2.500%, 05/01/50	2,427,203	2,328,747
2.500%, 07/01/50	3,917,705	3,757,280
2.500%, 08/01/50	7,007,027	6,718,748
2.500%, 09/01/50	5,642,563	5,409,333
2.500%, 11/01/50	1,393,225	1,335,100
2.500%, 12/01/50	2,166,181	2,075,392
2.500%, 01/01/51	2,232,953	2,138,936
2.500%, 02/01/51	1,117,403	1,070,140
2.500%, 05/01/51	3,465,030	3,314,638
2.500%, 07/01/51	4,572,115	4,372,255
2.500%, 08/01/51	2,323,533	2,221,604
2.500%, 09/01/51	7,583,675	7,249,818
2.500%, 10/01/51	5,765,558	5,510,846
2.500%, 12/01/51	6,866,465	6,560,989
2.500%, 01/01/52	2,961,818	2,829,593
2.500%, 02/01/52	7,915,384	7,560,981
2.500%, 03/01/52	996,917	951,732
2.500%, 04/01/52	8,500,000	8,114,143
3.000%, 08/01/42	769,407	767,729
3.000%, 09/01/42	652,491	651,068
3.000%, 11/01/42	1,076,000	1,073,654
3.000%, 12/01/42	692,244	690,735
3.000%, 01/01/43	479,162	478,117
3.000%, 03/01/43	1,030,043	1,027,381
3.000%, 05/01/43	1,176,272	1,173,232
3.000%, 07/01/43	2,277,895	2,272,008
3.000%, 09/01/43	622,591	620,982
3.000%, 05/01/45	1,492,644	1,484,159
3.000%, 05/01/46	822,747	816,944

BHFTII-161

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 06/01/46	1,123,287	$1,115,364
3.000%, 08/01/46	1,208,290	1,199,767
3.000%, 02/01/47	1,642,621	1,631,034
3.000%, 11/01/49	760,405	747,982
3.000%, 12/01/49	1,359,451	1,337,241
3.000%, 01/01/50	1,423,202	1,399,950
3.000%, 02/01/50	687,588	676,354
3.000%, 04/01/50	1,572,128	1,543,861
3.000%, 05/01/50	2,845,317	2,794,049
3.000%, 07/01/50	1,044,933	1,026,025
3.000%, 08/01/50	4,291,797	4,213,974
3.000%, 11/01/51	2,846,741	2,788,542
3.000%, 12/01/51	2,426,854	2,377,051
3.000%, 04/01/52	4,000,000	3,917,182
3.500%, 12/01/40	485,622	496,106
3.500%, 03/01/42	517,561	529,285
3.500%, 04/01/42	688,053	703,639
3.500%, 05/01/42	851,843	871,139
3.500%, 06/01/42	600,485	614,087
3.500%, 08/01/42	352,055	360,030
3.500%, 09/01/42	1,590,466	1,626,493
3.500%, 10/01/42	836,768	855,722
3.500%, 01/01/43	558,392	571,040
3.500%, 02/01/43	1,158,560	1,184,803
3.500%, 06/01/43	737,241	746,454
3.500%, 08/01/44	734,728	748,914
3.500%, 02/01/45	860,767	877,387
3.500%, 03/01/45	1,410,748	1,436,257
3.500%, 04/01/45	1,394,221	1,418,482
3.500%, 09/01/45	2,307,111	2,347,259
3.500%, 11/01/45	774,079	787,549
3.500%, 01/01/46	894,516	910,082
3.500%, 03/01/46	843,001	854,075
3.500%, 05/01/46	610,421	618,440
3.500%, 11/01/47	1,415,483	1,428,165
3.500%, 03/01/48	1,155,741	1,170,421
3.500%, 02/01/49	281,312	284,886
3.500%, 08/01/49	341,065	342,750
3.500%, 10/01/49	717,694	721,241
3.500%, 01/01/50	480,842	483,218
3.500%, 02/01/50	235,779	236,944
3.500%, 05/01/50	1,053,475	1,057,916
3.500%, 02/01/51	1,790,155	1,797,701
4.000%, 08/01/39	402,656	419,700
4.000%, 09/01/39	269,027	280,415
4.000%, 12/01/39	340,777	355,202
4.000%, 06/01/40	300,322	313,035
4.000%, 09/01/40	212,260	221,246
4.000%, 12/01/40	1,898,868	1,979,251
4.000%, 01/01/41	792,951	826,519
4.000%, 12/01/41	348,895	363,649
4.000%, 02/01/42	461,894	481,426
4.000%, 09/01/43	591,350	615,122
4.000%, 05/01/44	644,590	670,630
4.000%, 08/01/44	1,119,332	1,164,550

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 10/01/44	383,701	399,202
4.000%, 11/01/44	860,900	890,904
4.000%, 01/01/45	775,946	807,292
4.000%, 03/01/45	511,874	531,593
4.000%, 10/01/45	686,400	712,842
4.000%, 03/01/47	224,141	230,552
4.000%, 05/01/47	235,040	241,763
4.000%, 06/01/47	1,592,521	1,638,072
4.000%, 07/01/47	381,208	392,112
4.000%, 10/01/47	576,822	593,321
4.000%, 05/01/48	652,694	668,305
4.000%, 06/01/48	546,061	559,122
4.000%, 07/01/48	414,730	424,650
4.000%, 09/01/48	199,385	204,154
4.000%, 10/01/48	315,891	323,446
4.000%, 11/01/48	386,050	395,283
4.000%, 04/01/49	656,325	670,438
4.000%, 02/01/50	725,996	741,607
4.000%, 03/01/50	778,873	795,620
4.000%, 09/01/50	605,053	617,581
4.500%, 08/01/33	64,861	68,672
4.500%, 10/01/33	74,306	78,671
4.500%, 04/01/34	52,211	55,323
4.500%, 01/01/39	19,177	20,380
4.500%, 07/01/39	493,108	523,689
4.500%, 09/01/39	614,690	652,811
4.500%, 10/01/39	354,238	376,206
4.500%, 05/01/40	469,940	498,950
4.500%, 08/01/40	546,547	580,286
4.500%, 11/01/40	311,870	331,123
4.500%, 12/01/40	724,223	768,931
4.500%, 04/01/41	1,823,938	1,935,960
4.500%, 05/01/41	369,317	391,935
4.500%, 03/01/44	268,605	284,573
4.500%, 08/01/47	569,360	594,273
4.500%, 08/01/48	929,828	965,558
4.500%, 10/01/48	308,515	320,370
4.500%, 12/01/48	393,615	408,740
4.500%, 09/01/50	1,058,912	1,099,602
5.000%, 07/01/33	38,353	40,994
5.000%, 08/01/33	193,524	206,851
5.000%, 09/01/33	66,083	70,633
5.000%, 10/01/33	713,375	762,500
5.000%, 03/01/34	81,710	87,337
5.000%, 04/01/34	169,042	181,244
5.000%, 05/01/34	25,928	27,877
5.000%, 09/01/34	112,991	121,487
5.000%, 02/01/35	48,122	51,740
5.000%, 04/01/35	25,732	27,679
5.000%, 05/01/35	15,671	16,857
5.000%, 11/01/35	48,321	51,976
5.000%, 03/01/36	177,935	191,398
5.000%, 07/01/37	130,028	140,166
5.000%, 01/01/39	135,152	145,690
5.000%, 04/01/40	389,078	419,735

BHFTII-162

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 07/01/41	260,794	$281,696
5.000%, 04/01/49	567,448	596,809
5.500%, 10/01/32	10,616	11,155
5.500%, 02/01/33	34,106	36,921
5.500%, 03/01/33	70,389	74,004
5.500%, 08/01/33	297,005	323,380
5.500%, 10/01/33	41,789	45,549
5.500%, 12/01/33	212,119	228,115
5.500%, 02/01/34	40,995	43,307
5.500%, 03/01/34	31,663	34,372
5.500%, 04/01/34	16,274	17,609
5.500%, 06/01/34	72,381	78,660
5.500%, 09/01/34	68,098	73,972
5.500%, 12/01/34	49,905	54,387
5.500%, 01/01/35	43,528	47,281
5.500%, 04/01/35	8,183	8,598
5.500%, 06/01/35	63,005	67,869
5.500%, 01/01/37	66,997	73,120
5.500%, 05/01/37	44,654	48,690
5.500%, 05/01/38	28,426	30,960
5.500%, 06/01/38	30,394	33,259
6.000%, 08/01/28	570	571
6.000%, 11/01/28	178	188
6.000%, 12/01/28	280	299
6.000%, 06/01/31	25,500	27,102
6.000%, 09/01/32	30,308	33,151
6.000%, 01/01/33	7,517	8,121
6.000%, 02/01/33	32,502	35,210
6.000%, 03/01/33	38,184	39,118
6.000%, 04/01/33	71,398	75,060
6.000%, 05/01/33	68,030	72,355
6.000%, 05/01/34	59,359	62,395
6.000%, 09/01/34	56,117	60,551
6.000%, 11/01/34	97,605	107,499
6.000%, 01/01/35	37,267	40,033
6.000%, 07/01/36	15,524	16,929
6.000%, 09/01/36	47,204	52,052
6.000%, 07/01/37	41,430	44,329
6.000%, 08/01/37	72,813	80,469
6.000%, 09/01/37	122,561	135,465
6.000%, 10/01/37	42,183	46,621
6.000%, 05/01/38	186,926	207,127
6.000%, 12/01/38	45,022	49,786
6.500%, 05/01/28	12,457	13,379
6.500%, 12/01/28	42,198	43,822
6.500%, 03/01/29	1,136	1,217
6.500%, 04/01/29	9,672	10,451
6.500%, 05/01/29	1,079	1,150
6.500%, 08/01/29	382	406
6.500%, 05/01/30	9,943	10,286
6.500%, 09/01/31	3,023	3,178
6.500%, 06/01/32	7,079	7,871
6.500%, 10/01/33	16,183	16,625
6.500%, 10/01/34	100,584	111,760
6.500%, 10/01/37	18,016	19,731

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
7.000%, 06/01/26	172	177
7.000%, 06/01/28	4,489	4,622
7.000%, 10/01/29	2,232	2,454
7.000%, 06/01/32	21,491	23,780
7.000%, 10/01/37	59,866	68,212
7.500%, 09/01/25	949	995
7.500%, 06/01/26	1,020	1,074
7.500%, 07/01/29	3,324	3,645
7.500%, 10/01/29	1,820	1,896
8.000%, 11/01/29	44	50
8.000%, 05/01/30	12,172	13,055
8.000%, 11/01/30	559	608
8.000%, 01/01/31	657	709
8.000%, 02/01/31	1,785	2,014
Fannie Mae-ACES
1.610%, 03/25/31	1,523,000	1,435,323
2.190%, 01/25/30	1,435,000	1,370,404
Freddie Mac 15 Yr. Gold Pool
2.500%, 12/01/27	325,435	324,269
2.500%, 02/01/28	846,231	843,944
2.500%, 04/01/28	640,394	638,663
2.500%, 12/01/29	873,666	872,150
2.500%, 01/01/31	1,234,024	1,232,216
2.500%, 01/01/32	2,085,105	2,081,111
3.000%, 03/01/27	273,267	276,277
3.000%, 05/01/27	383,758	388,099
3.000%, 11/01/28	532,341	538,941
3.000%, 12/01/29	955,818	967,364
3.000%, 05/01/31	1,108,225	1,124,274
3.500%, 12/01/25	256,197	262,029
3.500%, 05/01/26	91,293	93,292
3.500%, 09/01/30	826,356	848,326
4.000%, 05/01/25	102,651	105,721
4.000%, 08/01/25	54,526	56,157
4.000%, 10/01/25	102,399	105,462
5.500%, 01/01/24	22,477	22,932
Freddie Mac 15 Yr. Pool
1.500%, 03/01/36	1,697,118	1,609,370
1.500%, 05/01/36	4,465,221	4,234,348
2.000%, 10/01/35	2,712,093	2,638,929
2.000%, 11/01/35	2,128,931	2,071,499
2.000%, 06/01/36	2,650,526	2,576,696
2.500%, 08/01/35	1,427,056	1,412,946
3.000%, 10/01/32	552,788	559,567
3.000%, 03/01/35	875,369	884,124
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/33	986,600	990,284
3.000%, 02/01/37	1,021,060	1,022,688
3.500%, 04/01/32	600,264	613,756
4.000%, 01/01/31	242,784	251,328
4.000%, 08/01/31	259,679	268,827
4.500%, 05/01/29	61,082	64,124
5.000%, 03/01/27	26,938	28,553
Freddie Mac 20 Yr. Pool
1.500%, 01/01/42	2,963,593	2,681,320

BHFTII-163

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Pool
2.000%, 03/01/41	2,196,029	$2,067,976
2.000%, 12/01/41	2,945,648	2,773,883
2.500%, 02/01/41	1,665,712	1,613,157
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	1,044,380	1,042,853
3.000%, 01/01/43	786,398	785,249
3.000%, 03/01/43	693,698	692,684
3.000%, 04/01/43	1,614,071	1,611,057
3.000%, 06/01/43	986,503	984,661
3.000%, 06/01/45	1,141,332	1,135,666
3.000%, 06/01/46	1,142,723	1,135,485
3.000%, 11/01/46	1,266,379	1,258,358
3.000%, 01/01/47	2,224,340	2,210,253
3.500%, 01/01/42	360,985	369,038
3.500%, 03/01/42	329,220	336,928
3.500%, 02/01/43	568,534	581,845
3.500%, 05/01/43	862,081	879,646
3.500%, 06/01/43	512,907	523,358
3.500%, 06/01/44	424,534	433,069
3.500%, 10/01/44	529,785	540,436
3.500%, 11/01/44	999,812	1,019,913
3.500%, 12/01/44	633,543	646,280
3.500%, 05/01/45	815,619	830,426
3.500%, 08/01/45	1,452,311	1,478,677
3.500%, 11/01/45	799,461	813,975
3.500%, 12/01/45	496,539	505,553
3.500%, 03/01/46	1,428,999	1,452,165
3.500%, 06/01/47	652,867	659,210
3.500%, 08/01/47	429,422	433,594
3.500%, 11/01/47	565,908	571,406
4.000%, 06/01/39	214,143	223,388
4.000%, 12/01/39	477,965	498,599
4.000%, 11/01/40	292,313	304,914
4.000%, 04/01/41	354,682	369,957
4.000%, 09/01/41	304,635	317,755
4.000%, 10/01/41	907,290	946,365
4.000%, 11/01/41	253,864	264,797
4.000%, 07/01/44	694,634	723,192
4.000%, 10/01/44	540,100	562,304
4.000%, 07/01/45	856,505	890,181
4.000%, 01/01/46	796,075	827,376
4.000%, 02/01/46	449,524	467,199
4.000%, 06/01/47	715,603	736,607
4.000%, 10/01/47	381,092	392,278
4.000%, 11/01/47	366,211	376,960
4.000%, 03/01/48	583,896	601,035
4.000%, 05/01/48	264,459	270,985
4.000%, 10/01/48	297,564	304,907
4.000%, 11/01/48	355,396	364,167
4.000%, 01/01/49	210,619	215,816
4.500%, 10/01/35	122,054	130,763
4.500%, 06/01/38	185,563	198,804
4.500%, 02/01/39	116,223	123,652
4.500%, 03/01/39	128,303	136,371
4.500%, 04/01/39	174,726	185,714

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 09/01/39	186,556	198,288
4.500%, 10/01/39	471,274	500,910
4.500%, 11/01/39	131,624	139,901
4.500%, 01/01/40	126,732	134,702
4.500%, 05/01/40	192,511	204,550
4.500%, 11/01/40	313,195	332,782
4.500%, 02/01/41	49,860	52,963
4.500%, 05/01/41	181,513	192,810
4.500%, 06/01/41	114,414	121,535
4.500%, 12/01/43	221,474	235,027
4.500%, 12/01/45	339,255	359,680
4.500%, 08/01/47	536,514	560,457
4.500%, 08/01/48	223,836	232,620
4.500%, 10/01/48	403,624	419,464
4.500%, 12/01/48	247,889	257,618
5.000%, 10/01/33	204,533	218,916
5.000%, 03/01/34	32,079	34,517
5.000%, 08/01/35	159,753	171,964
5.000%, 09/01/35	52,231	56,224
5.000%, 10/01/35	18,386	19,791
5.000%, 01/01/36	156,079	168,010
5.000%, 04/01/38	87,544	94,555
5.000%, 11/01/39	434,220	468,608
5.000%, 05/01/40	465,604	502,582
5.500%, 06/01/34	75,615	80,179
5.500%, 10/01/35	78,883	83,353
5.500%, 12/01/35	176,657	192,685
5.500%, 01/01/36	136,408	148,467
5.500%, 12/01/37	115,990	126,314
5.500%, 04/01/38	479,563	523,635
5.500%, 07/01/38	60,707	66,512
5.500%, 08/01/38	173,869	189,919
6.000%, 11/01/28	2,178	2,311
6.000%, 12/01/28	1,613	1,729
6.000%, 04/01/29	726	761
6.000%, 06/01/31	1,051	1,117
6.000%, 07/01/31	226	247
6.000%, 09/01/31	37,097	38,571
6.000%, 11/01/32	7,037	7,587
6.000%, 06/01/34	35,924	37,072
6.000%, 11/01/35	32,250	35,219
6.000%, 02/01/36	38,942	41,727
6.000%, 08/01/36	19,451	21,487
6.000%, 10/01/36	51,945	57,410
6.000%, 01/01/37	21,981	23,791
6.000%, 02/01/38	49,887	55,457
6.000%, 11/01/39	447,840	496,419
6.000%, 04/01/40	134,502	150,733
6.500%, 02/01/30	3,596	3,853
6.500%, 08/01/31	2,929	3,236
6.500%, 10/01/31	5,124	5,402
6.500%, 11/01/31	6,740	7,477
6.500%, 03/01/32	103,153	113,492
6.500%, 04/01/32	100,405	110,933

BHFTII-164

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
6.500%, 09/01/36	147,106	$165,560
6.500%, 11/01/37	30,785	34,338
7.000%, 12/01/27	418	452
7.000%, 11/01/28	797	872
7.000%, 04/01/29	1,156	1,274
7.000%, 05/01/29	429	459
7.000%, 07/01/29	162	167
7.000%, 01/01/31	32,375	34,012
7.500%, 10/01/27	2,627	2,844
7.500%, 10/01/29	3,906	4,337
7.500%, 05/01/30	6,219	6,799
8.000%, 02/01/27	976	1,043
8.000%, 10/01/28	1,672	1,825
Freddie Mac 30 Yr. Pool
1.500%, 03/01/51	3,692,386	3,298,158
1.500%, 04/01/51	4,668,673	4,169,731
1.500%, 05/01/51	2,349,983	2,098,599
2.000%, 10/01/50	8,874,466	8,273,700
2.000%, 11/01/50	4,159,843	3,878,238
2.000%, 12/01/50	6,799,585	6,339,281
2.000%, 01/01/51	10,374,475	9,672,165
2.000%, 02/01/51	4,367,508	4,071,845
2.000%, 05/01/51	8,297,876	7,718,521
2.000%, 06/01/51	4,680,831	4,353,290
2.000%, 07/01/51	5,676,063	5,278,000
2.000%, 08/01/51	4,659,241	4,331,765
2.000%, 12/01/51	6,886,579	6,393,872
2.500%, 03/01/50	1,811,507	1,738,721
2.500%, 07/01/50	7,199,850	6,905,015
2.500%, 09/01/50	3,225,877	3,092,534
2.500%, 10/01/50	2,606,491	2,498,248
2.500%, 12/01/50	3,614,004	3,462,529
2.500%, 04/01/51	4,736,143	4,531,312
2.500%, 07/01/51	6,406,989	6,126,917
2.500%, 08/01/51	4,477,353	4,280,938
2.500%, 12/01/51	2,450,255	2,341,246
3.000%, 01/01/48	476,526	472,393
3.000%, 09/01/49	1,088,124	1,070,328
3.000%, 12/01/49	1,404,312	1,381,346
3.000%, 02/01/50	712,383	700,732
3.000%, 04/01/50	1,262,288	1,239,594
3.000%, 05/01/50	1,215,085	1,193,192
3.000%, 07/01/50	1,082,235	1,062,653
3.000%, 11/01/50	1,190,512	1,168,789
3.500%, 10/01/47	584,691	589,933
3.500%, 04/01/49	399,872	401,850
3.500%, 05/01/49	258,920	260,201
3.500%, 10/01/49	554,377	557,119
3.500%, 03/01/50	763,228	767,003
3.500%, 06/01/50	1,437,018	1,443,084
3.500%, 08/01/50	1,953,465	1,961,710
4.000%, 02/01/49	204,741	209,646
4.000%, 06/01/49	416,300	425,264
4.500%, 01/01/49	218,035	226,430
4.500%, 09/01/49	619,617	643,123

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
2.519%, 07/25/29	2,250,000	2,207,644
2.785%, 06/25/29	1,800,000	1,796,801
3.117%, 06/25/27	1,000,000	1,013,939
3.171%, 10/25/24	975,000	981,877
3.187%, 09/25/27 (a)	1,265,000	1,287,676
3.194%, 07/25/27	685,000	697,412
3.780%, 10/25/28 (a)	4,000,000	4,189,511
3.920%, 09/25/28 (a)	2,900,000	3,082,605
3.926%, 07/25/28 (a)	2,500,000	2,655,378
Ginnie Mae I 15 Yr. Pool
3.000%, 08/15/28	615,000	621,360
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/42	745,288	751,783
3.000%, 12/15/42	792,707	799,614
3.000%, 02/15/43	560,258	565,140
3.000%, 03/15/43	580,858	585,914
3.000%, 05/15/43	837,139	844,425
3.000%, 07/15/43	529,356	533,963
3.500%, 02/15/42	208,811	215,356
4.000%, 07/15/39	461,295	484,158
4.000%, 07/15/40	248,996	261,291
4.500%, 01/15/39	91,842	99,187
4.500%, 04/15/39	244,156	264,101
4.500%, 05/15/39	499,459	540,260
4.500%, 08/15/39	194,810	210,724
4.500%, 01/15/40	215,147	232,722
4.500%, 04/15/40	98,836	106,904
4.500%, 02/15/41	75,376	81,529
4.500%, 04/15/41	71,063	76,795
5.000%, 12/15/35	95,743	102,519
5.000%, 12/15/36	19,611	20,181
5.000%, 01/15/39	284,449	305,475
5.000%, 02/15/39	52,395	56,670
5.000%, 08/15/39	307,344	330,631
5.000%, 09/15/39	56,392	60,611
5.000%, 12/15/39	193,834	208,476
5.000%, 05/15/40	236,511	250,885
5.500%, 03/15/36	50,162	53,133
5.500%, 09/15/38	18,913	19,814
5.500%, 08/15/39	60,199	66,505
6.000%, 01/15/29	1,039	1,088
6.000%, 01/15/33	76,248	83,560
6.000%, 03/15/35	56,900	62,971
6.000%, 12/15/35	47,027	50,996
6.000%, 09/15/36	39,924	43,453
6.000%, 07/15/38	107,187	118,608
6.500%, 05/15/23	170	170
6.500%, 02/15/27	6,696	6,981
6.500%, 07/15/28	3,566	3,749
6.500%, 08/15/28	3,902	4,133
6.500%, 11/15/28	1,830	1,969
6.500%, 12/15/28	4,201	4,387
6.500%, 07/15/29	1,385	1,436
6.500%, 05/15/36	84,516	94,357
7.000%, 01/15/28	631	673

BHFTII-165

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
7.000%, 05/15/28	3,139	$3,264
7.000%, 06/15/28	3,415	3,669
7.000%, 10/15/28	4,105	4,375
7.000%, 09/15/29	615	618
7.000%, 01/15/31	966	1,008
7.000%, 03/15/31	507	541
7.000%, 08/15/31	29,204	32,652
7.000%, 07/15/32	10,812	12,128
8.000%, 08/15/26	757	806
8.000%, 09/15/26	788	815
Ginnie Mae II 30 Yr. Pool
2.000%, 11/20/50	4,927,636	4,705,696
2.000%, 01/20/51	2,553,413	2,438,407
2.000%, 03/20/51	4,407,094	4,197,589
2.000%, 04/20/51	4,500,064	4,286,139
2.000%, 05/20/51	10,055,966	9,593,694
2.000%, 06/20/51	2,327,484	2,220,260
2.000%, 10/20/51	2,941,093	2,801,279
2.000%, 12/20/51	4,951,602	4,716,212
2.500%, 02/20/50	1,077,883	1,048,666
2.500%, 06/20/50	3,878,303	3,773,179
2.500%, 07/20/50	2,772,576	2,697,422
2.500%, 09/20/50	4,553,392	4,429,968
2.500%, 10/20/50	1,338,623	1,302,339
2.500%, 11/20/50	2,042,526	1,987,161
2.500%, 12/20/50	2,121,763	2,064,251
2.500%, 04/20/51	2,578,673	2,502,870
2.500%, 06/20/51	2,739,780	2,659,242
2.500%, 08/20/51	2,865,603	2,781,366
2.500%, 09/20/51	4,834,645	4,692,525
2.500%, 12/20/51	4,936,496	4,791,383
3.000%, 12/20/42	754,161	759,169
3.000%, 03/20/43	1,288,448	1,297,627
3.000%, 12/20/44	653,710	654,870
3.000%, 04/20/45	596,769	596,637
3.000%, 08/20/45	1,059,330	1,059,095
3.000%, 11/20/45	570,658	570,531
3.000%, 01/20/46	947,521	947,311
3.000%, 09/20/46	1,042,064	1,039,723
3.000%, 10/20/46	1,059,231	1,056,851
3.000%, 11/20/46	1,115,665	1,113,158
3.000%, 01/20/47	1,152,906	1,150,315
3.000%, 04/20/47	504,649	502,942
3.000%, 02/20/48	737,101	734,607
3.000%, 10/20/49	812,981	806,715
3.000%, 12/20/49	1,490,985	1,480,553
3.000%, 01/20/50	2,127,547	2,108,588
3.000%, 05/20/50	1,681,303	1,667,832
3.000%, 07/20/50	1,080,181	1,071,644
3.000%, 11/20/50	2,405,908	2,387,153
3.000%, 05/20/51 (b)	2,103,588	2,081,624
3.500%, 12/20/41	441,150	452,578
3.500%, 08/20/42	410,430	420,250
3.500%, 01/20/43	582,739	596,682
3.500%, 05/20/43	889,588	910,442

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 07/20/44	877,848	895,924
3.500%, 02/20/45	895,916	914,365
3.500%, 06/20/45	564,091	575,560
3.500%, 08/20/45	1,319,781	1,346,613
3.500%, 09/20/45	1,503,163	1,533,724
3.500%, 10/20/45	872,844	890,590
3.500%, 12/20/45	811,140	827,631
3.500%, 01/20/46	770,055	785,711
3.500%, 02/20/46	631,969	644,818
3.500%, 06/20/46	698,735	712,441
3.500%, 02/20/47	1,102,007	1,121,569
3.500%, 03/20/47	935,175	950,081
3.500%, 09/20/47	391,737	397,091
3.500%, 10/20/48	190,124	192,476
3.500%, 05/20/49	347,351	351,641
3.500%, 07/20/49	385,118	390,001
3.500%, 09/20/49	1,016,343	1,027,879
3.500%, 10/20/49	637,418	644,653
3.500%, 11/20/49	879,719	889,313
3.500%, 12/20/49	579,540	585,603
3.500%, 02/20/50	750,662	758,516
3.500%, 06/20/50	834,857	840,584
3.500%, 02/20/51	1,302,160	1,311,292
4.000%, 11/20/40	388,824	407,007
4.000%, 12/20/40	554,766	580,710
4.000%, 05/20/43	1,170,336	1,228,387
4.000%, 11/20/43	260,201	273,108
4.000%, 04/20/44	370,155	386,800
4.000%, 05/20/44	445,009	465,021
4.000%, 09/20/44	726,221	758,879
4.000%, 10/20/44	1,029,095	1,075,373
4.000%, 11/20/44	193,766	202,479
4.000%, 10/20/45	676,538	703,597
4.000%, 11/20/45	367,712	382,419
4.000%, 02/20/47	737,052	764,345
4.000%, 03/20/47	145,203	150,580
4.000%, 04/20/47	587,231	605,072
4.000%, 09/20/47	535,897	552,178
4.000%, 07/20/48	374,193	384,127
4.000%, 08/20/48	270,102	277,272
4.000%, 09/20/48	479,818	492,556
4.000%, 07/20/49	501,028	511,761
4.000%, 05/20/50	706,279	721,409
4.500%, 08/20/40	317,328	341,676
4.500%, 12/20/40	234,725	252,735
4.500%, 04/20/41	179,716	193,527
4.500%, 03/20/42	187,793	202,224
4.500%, 10/20/43	228,875	245,362
4.500%, 03/20/47	372,115	392,036
4.500%, 03/20/49	267,326	277,074
5.000%, 08/20/40	164,069	178,556
5.000%, 10/20/40	183,749	199,973
5.000%, 06/20/44	391,208	425,750
5.000%, 10/20/48	304,064	320,298
5.000%, 01/20/49	213,492	224,890

BHFTII-166

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
6.500%, 06/20/31	8,099	$8,875
7.500%, 02/20/28	830	896

		692,934,054

Federal Agencies—1.4%
Federal Farm Credit Banks Funding Corp. 0.125%, 05/10/23	6,000,000	5,874,000
Federal Home Loan Banks 2.875%, 09/13/24	4,600,000	4,638,824
3.250%, 11/16/28 (b)	2,700,000	2,823,795
Federal Home Loan Mortgage Corp. 0.250%, 08/24/23	1,500,000	1,461,930
0.375%, 09/23/25	1,000,000	927,840
1.500%, 02/12/25 (b)	2,500,000	2,430,550
6.250%, 07/15/32	1,600,000	2,121,744
6.750%, 03/15/31	900,000	1,196,478
Federal National Mortgage Association 0.750%, 10/08/27 (b)	1,500,000	1,365,495
2.125%, 04/24/26 (b)	3,500,000	3,449,880
2.625%, 09/06/24 (b)	2,800,000	2,815,456
6.625%, 11/15/30 (b)	1,450,000	1,901,327
Tennessee Valley Authority 3.500%, 12/15/42 (b)	1,600,000	1,634,384

		32,641,703

U.S. Treasury—39.3%
U.S. Treasury Bonds
1.125%, 05/15/40	7,100,000	5,592,359
1.125%, 08/15/40	3,200,000	2,507,000
1.250%, 05/15/50	6,200,000	4,627,719
1.375%, 11/15/40	7,500,000	6,130,078
1.375%, 08/15/50	8,400,000	6,468,000
1.625%, 11/15/50 (b)	6,500,000	5,332,031
1.750%, 08/15/41	4,300,000	3,724,203
1.875%, 02/15/41	5,200,000	4,627,188
1.875%, 02/15/51 (b)	6,100,000	5,326,063
1.875%, 11/15/51 (b)	6,500,000	5,691,562
2.000%, 02/15/50	8,600,000	7,737,312
2.000%, 08/15/51	7,500,000	6,760,547
2.250%, 05/15/41	3,700,000	3,491,297
2.250%, 08/15/46	3,000,000	2,805,000
2.250%, 08/15/49	8,000,000	7,597,500
2.250%, 02/15/52	2,100,000	2,014,031
2.375%, 05/15/51 (b)	5,100,000	4,996,406
2.500%, 05/15/46	4,800,000	4,702,500
2.750%, 08/15/42	4,820,000	4,897,572
2.750%, 11/15/42	1,200,000	1,218,000
2.750%, 08/15/47 (b)	3,000,000	3,107,813
2.750%, 11/15/47	800,000	828,875
2.875%, 05/15/43	3,260,000	3,371,044
2.875%, 08/15/45	5,200,000	5,419,375
2.875%, 11/15/46 (b)	4,600,000	4,840,063
2.875%, 05/15/49 (b)	2,300,000	2,470,344
3.000%, 11/15/44	2,600,000	2,753,969

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.000%, 05/15/45	3,100,000	3,292,781
3.000%, 02/15/47	3,000,000	3,228,750
3.000%, 05/15/47	2,800,000	3,019,188
3.000%, 08/15/48	9,700,000	10,574,516
3.000%, 02/15/49	7,300,000	8,014,031
3.125%, 11/15/41	3,000,000	3,233,438
3.125%, 02/15/43	3,270,000	3,515,761
3.125%, 08/15/44	4,700,000	5,075,266
3.375%, 05/15/44	3,000,000	3,365,625
3.375%, 11/15/48	5,000,000	5,847,656
3.500%, 02/15/39 (b)	1,872,000	2,143,440
3.625%, 08/15/43	2,600,000	3,014,375
3.625%, 02/15/44	2,420,000	2,813,250
3.750%, 08/15/41	2,800,000	3,290,875
3.750%, 11/15/43	2,600,000	3,072,875
4.250%, 05/15/39	2,200,000	2,753,438
4.250%, 11/15/40	1,780,000	2,223,331
4.375%, 11/15/39	1,900,000	2,409,734
4.375%, 05/15/40	1,220,000	1,550,734
4.375%, 05/15/41 (b)	1,350,000	1,714,711
4.500%, 02/15/36 (b)	600,000	759,000
4.500%, 05/15/38	2,000,000	2,565,000
4.625%, 02/15/40	1,300,000	1,702,797
5.000%, 05/15/37 (b)	1,560,000	2,086,988
5.250%, 02/15/29	750,000	882,656
6.250%, 08/15/23	7,700,000	8,127,711
6.250%, 05/15/30	2,500,000	3,212,891
U.S. Treasury Notes
0.125%, 07/15/23	13,500,000	13,174,629
0.125%, 08/15/23	8,000,000	7,789,375
0.125%, 08/31/23	7,000,000	6,809,141
0.125%, 09/15/23	12,000,000	11,659,219
0.125%, 10/15/23 (b)	15,000,000	14,538,281
0.250%, 06/15/23	15,000,000	14,705,273
0.250%, 09/30/23 (b)	7,000,000	6,806,133
0.250%, 03/15/24 (b)	14,000,000	13,448,750
0.250%, 06/15/24	7,000,000	6,675,703
0.250%, 06/30/25	6,100,000	5,667,281
0.250%, 07/31/25	7,000,000	6,489,219
0.250%, 08/31/25	5,100,000	4,718,695
0.250%, 09/30/25	9,000,000	8,313,047
0.375%, 04/15/24	4,000,000	3,842,500
0.375%, 07/15/24	13,000,000	12,407,891
0.375%, 08/15/24 (b)	7,000,000	6,666,406
0.375%, 09/15/24 (b)	10,100,000	9,595,789
0.375%, 04/30/25	7,200,000	6,742,688
0.375%, 11/30/25	6,100,000	5,639,164
0.375%, 12/31/25	12,200,000	11,264,984
0.375%, 01/31/26	11,200,000	10,319,750
0.375%, 07/31/27 (b)	3,100,000	2,779,586
0.375%, 09/30/27	6,300,000	5,623,242
0.500%, 03/31/25 (b)	4,000,000	3,768,750
0.500%, 02/28/26	6,100,000	5,639,641
0.500%, 04/30/27 (b)	8,000,000	7,254,375
0.500%, 10/31/27 (b)	7,600,000	6,822,781

BHFTII-167

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
0.625%, 07/31/26 (b)	6,100,000	$5,629,156
0.625%, 11/30/27 (b)	7,000,000	6,318,047
0.625%, 12/31/27	7,200,000	6,490,688
0.625%, 05/15/30	10,000,000	8,720,312
0.625%, 08/15/30	11,100,000	9,643,125
0.750%, 03/31/26	13,100,000	12,215,750
0.750%, 01/31/28 (b)	13,100,000	11,881,086
0.875%, 06/30/26 (b)	6,000,000	5,603,906
0.875%, 11/15/30 (b)	12,700,000	11,251,406
1.000%, 07/31/28 (b)	4,000,000	3,660,313
1.125%, 02/28/25	3,800,000	3,653,047
1.125%, 08/31/28	6,000,000	5,528,438
1.125%, 02/15/31 (b)	11,500,000	10,385,937
1.250%, 07/31/23	8,600,000	8,509,297
1.250%, 11/30/26	2,100,000	1,986,633
1.250%, 03/31/28 (b)	10,100,000	9,419,828
1.250%, 04/30/28	6,000,000	5,589,844
1.250%, 06/30/28	5,900,000	5,488,383
1.250%, 09/30/28	6,000,000	5,567,812
1.250%, 08/15/31 (b)	10,300,000	9,364,953
1.375%, 11/15/31	10,200,000	9,360,094
1.500%, 10/31/24	8,100,000	7,901,297
1.500%, 11/30/24	7,600,000	7,402,875
1.500%, 08/15/26	5,600,000	5,365,938
1.500%, 01/31/27 (b)	8,000,000	7,646,250
1.500%, 11/30/28	10,000,000	9,420,312
1.500%, 02/15/30 (b)	8,300,000	7,781,250
1.625%, 05/31/23	7,900,000	7,873,461
1.625%, 02/15/26	6,400,000	6,185,500
1.625%, 05/15/26	10,900,000	10,516,797
1.625%, 09/30/26 (b)	6,000,000	5,776,406
1.625%, 08/15/29	4,500,000	4,267,266
1.625%, 05/15/31 (b)	9,800,000	9,230,375
1.750%, 05/15/23	12,720,000	12,701,616
1.750%, 06/30/24	7,600,000	7,490,156
1.750%, 01/31/29 (b)	5,000,000	4,788,281
1.875%, 08/31/24 (b)	10,200,000	10,057,359
1.875%, 06/30/26	6,900,000	6,725,344
1.875%, 02/15/32 (b)	4,100,000	3,937,922
2.000%, 05/31/24 (b)	8,400,000	8,329,125
2.000%, 02/15/25	7,600,000	7,492,531
2.000%, 08/15/25	5,100,000	5,009,953
2.000%, 11/15/26	7,300,000	7,140,312
2.125%, 02/29/24	12,000,000	11,956,875
2.125%, 03/31/24	13,100,000	13,045,246
2.125%, 05/15/25 (b)	5,500,000	5,432,969
2.125%, 05/31/26	6,800,000	6,693,750
2.250%, 11/15/24	6,700,000	6,657,078
2.250%, 11/15/25	10,800,000	10,690,312
2.250%, 02/15/27	7,800,000	7,718,344
2.250%, 08/15/27	6,100,000	6,032,328
2.250%, 11/15/27	5,600,000	5,534,375
2.375%, 08/15/24	9,600,000	9,579,000
2.375%, 05/15/27	8,000,000	7,963,750
2.375%, 05/15/29	6,800,000	6,780,875

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.500%, 01/31/24	3,900,000	3,913,102
2.500%, 02/28/26	6,700,000	6,689,531
2.625%, 12/31/23 (b)	6,900,000	6,942,316
2.625%, 02/15/29	8,300,000	8,399,859
2.750%, 04/30/23	7,500,000	7,576,172
2.750%, 08/31/23	4,800,000	4,843,500
2.750%, 11/15/23	6,335,000	6,386,967
2.750%, 02/15/24	12,400,000	12,495,422
2.750%, 02/28/25 (b)	6,900,000	6,944,742
2.750%, 02/15/28 (b)	6,000,000	6,092,344
2.875%, 04/30/25	8,400,000	8,486,625
2.875%, 07/31/25	6,600,000	6,671,672
2.875%, 05/15/28	5,900,000	6,037,359
2.875%, 08/15/28	6,000,000	6,146,719
3.125%, 11/15/28	8,000,000	8,327,500

		955,038,075

Total U.S. Treasury & Government Agencies (Cost $1,757,233,729)		1,680,613,832

Corporate Bonds & Notes—26.6%

Aerospace/Defense—0.6%
Boeing Co. (The) 5.150%, 05/01/30 (b)	3,800,000	4,047,228
5.930%, 05/01/60 (b)	1,100,000	1,273,327
7.250%, 06/15/25 (b)	460,000	511,037
Lockheed Martin Corp. 3.550%, 01/15/26 (b)	1,000,000	1,024,810
4.090%, 09/15/52	954,000	1,047,015
Northrop Grumman Corp. 3.250%, 01/15/28 (b)	1,100,000	1,100,341
Northrop Grumman Systems Corp. 7.750%, 02/15/31	515,000	669,927
Raytheon Technologies Corp. 3.125%, 05/04/27 (b)	2,000,000	2,005,420
4.500%, 06/01/42 (b)	1,645,000	1,810,833
7.500%, 09/15/29	200,000	253,018

		13,742,956

Agriculture—0.3%
Altria Group, Inc. 4.000%, 01/31/24 (b)	1,000,000	1,019,620
5.950%, 02/14/49	1,200,000	1,305,732
Philip Morris International, Inc. 3.250%, 11/10/24 (b)	2,000,000	2,015,960
Reynolds American, Inc. 4.450%, 06/12/25	2,800,000	2,858,576

		7,199,888

Airlines—0.1%
Southwest Airlines Co. 5.125%, 06/15/27 (b)	1,900,000	2,031,252

BHFTII-168

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Apparel—0.1%
NIKE, Inc. 2.750%, 03/27/27 (b)	2,000,000	$1,991,220

Auto Manufacturers—0.4%
American Honda Finance Corp. 2.250%, 01/12/29	1,000,000	932,640
2.300%, 09/09/26 (b)	1,100,000	1,062,028
Daimler Finance North America LLC 8.500%, 01/18/31 (b)	1,050,000	1,414,150
General Motors Financial Co., Inc. 1.250%, 01/08/26 (b)	1,200,000	1,096,440
4.350%, 01/17/27	3,200,000	3,257,792
Toyota Motor Credit Corp. 3.375%, 04/01/30 (b)	2,600,000	2,608,944

		10,371,994

Banks—5.6%
Banco Santander S.A. 4.379%, 04/12/28 (b)	2,200,000	2,230,316
Bank of America Corp. 2.676%, SOFR + 1.930%, 06/19/41 (a)	3,000,000	2,542,590
2.687%, SOFR + 1.320%, 04/22/32 (a)	2,000,000	1,838,280
3.300%, 01/11/23 (b)	4,075,000	4,120,721
4.100%, 07/24/23 (b)	2,905,000	2,977,044
4.200%, 08/26/24	3,000,000	3,074,340
5.875%, 02/07/42 (b)	3,000,000	3,778,560
Bank of New York Mellon Corp. (The) 3.442%, 3M LIBOR + 1.069%, 02/07/28 (a)	1,800,000	1,823,076
Barclays plc 4.375%, 01/12/26 (b)	3,500,000	3,577,525
Canadian Imperial Bank of Commerce 2.250%, 01/28/25 (b)	1,000,000	977,010
Citigroup, Inc. 2.572%, SOFR + 2.107%, 06/03/31 (a) (b)	2,500,000	2,287,525
3.200%, 10/21/26 (b)	1,700,000	1,686,944
4.000%, 08/05/24 (b)	900,000	920,934
4.412%, SOFR + 3.914%, 03/31/31 (a) (b)	2,900,000	3,019,712
4.650%, 07/23/48 (b)	1,300,000	1,470,209
Cooperatieve Rabobank UA 5.750%, 12/01/43 (b)	1,200,000	1,457,508
Credit Suisse Group AG 4.550%, 04/17/26 (b)	2,700,000	2,746,953
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (a)	2,000,000	1,857,120
Discover Bank 2.450%, 09/12/24 (b)	1,400,000	1,376,214
Fifth Third Bancorp 8.250%, 03/01/38	1,175,000	1,735,287
Goldman Sachs Group, Inc. (The) 3.210%, SOFR + 1.513%, 04/22/42 (a)	1,600,000	1,436,864
3.850%, 01/26/27 (b)	1,900,000	1,922,268
4.000%, 03/03/24 (b)	2,000,000	2,041,180
4.223%, 3M LIBOR + 1.301%, 05/01/29 (a) (b)	1,900,000	1,946,246
6.125%, 02/15/33 (b)	2,075,000	2,481,140
HSBC Holdings plc 3.973%, 3M LIBOR + 1.610%, 05/22/30 (a) (b)	3,500,000	3,508,050

Banks—(Continued)
HSBC Holdings plc
4.250%, 03/14/24	1,400,000	1,420,944
6.500%, 09/15/37 (b)	1,205,000	1,472,064
JPMorgan Chase & Co. 1.953%, SOFR + 1.065%, 02/04/32 (a)	2,100,000	1,834,791
2.522%, SOFR + 2.040%, 04/22/31 (a) (b)	2,000,000	1,851,980
2.950%, 10/01/26 (b)	2,000,000	1,987,180
3.882%, 3M LIBOR + 1.360%, 07/24/38 (a)	1,000,000	1,016,040
3.900%, 07/15/25	4,700,000	4,830,566
3.964%, 3M LIBOR + 1.380%, 11/15/48 (a)	2,400,000	2,454,096
KeyBank N.A. 3.300%, 06/01/25 (b)	3,800,000	3,822,382
KFW 0.250%, 10/19/23 (b)	3,000,000	2,909,790
0.500%, 09/20/24	1,000,000	952,910
1.750%, 09/14/29 (b)	2,000,000	1,900,820
Landwirtschaftliche Rentenbank 2.000%, 01/13/25 (b)	1,500,000	1,477,665
Lloyds Banking Group plc 3.574%, 3M LIBOR + 1.205%, 11/07/28 (a)	1,800,000	1,760,256
4.650%, 03/24/26 (b)	1,700,000	1,738,947
Mitsubishi UFJ Financial Group, Inc. 0.953%, 1Y H15 + 0.550%, 07/19/25 (a) (b)	2,000,000	1,898,080
3.850%, 03/01/26 (b)	1,000,000	1,012,990
Mizuho Financial Group, Inc. 4.018%, 03/05/28 (b)	1,800,000	1,826,694
Morgan Stanley 4.100%, 05/22/23	2,400,000	2,442,984
4.300%, 01/27/45 (b)	1,900,000	1,998,572
4.350%, 09/08/26	3,800,000	3,919,966
7.250%, 04/01/32 (b)	1,850,000	2,390,367
Natwest Group plc 3.875%, 09/12/23	1,000,000	1,009,920
Oesterreichische Kontrollbank AG 2.875%, 03/13/23	1,300,000	1,312,701
PNC Bank N.A. 2.950%, 02/23/25	4,100,000	4,106,314
Royal Bank of Canada 1.600%, 01/21/25	2,100,000	2,024,127
Sumitomo Mitsui Financial Group, Inc. 2.632%, 07/14/26 (b)	4,700,000	4,561,021
Toronto-Dominion Bank (The) 3.500%, 07/19/23 (b)	3,000,000	3,049,530
Truist Financial Corp. 1.267%, SOFR + 0.609%, 03/02/27 (a) (b)	2,000,000	1,857,080
U.S. Bancorp 3.600%, 09/11/24 (b)	3,000,000	3,049,080
Wells Fargo & Co. 2.879%, SOFR + 1.432%, 10/30/30 (a)	2,400,000	2,284,392
3.000%, 10/23/26 (b)	2,000,000	1,972,940
5.013%, SOFR + 4.502%, 04/04/51 (a)	1,000,000	1,184,470
5.606%, 01/15/44 (b)	2,200,000	2,632,718
Westpac Banking Corp. 2.668%, 5Y H15 + 1.750%, 11/15/35 (a)	1,700,000	1,484,746

		136,282,739

BHFTII-169

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.6%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48 (b)	1,165,000	$1,219,522
4.600%, 06/01/60 (b)	1,600,000	1,697,408
5.550%, 01/23/49 (b)	1,900,000	2,307,303
Coca-Cola Co. (The) 1.650%, 06/01/30	2,400,000	2,152,296
Constellation Brands, Inc. 3.150%, 08/01/29	1,900,000	1,834,431
Diageo Capital plc 2.375%, 10/24/29 (b)	1,400,000	1,324,876
Keurig Dr Pepper, Inc. 4.057%, 05/25/23	503,000	511,647
4.597%, 05/25/28 (b)	1,200,000	1,268,976
PepsiCo, Inc. 2.750%, 03/19/30 (b)	800,000	784,184
4.450%, 04/14/46 (b)	2,300,000	2,657,190

		15,757,833

Biotechnology—0.3%
Amgen, Inc. 2.000%, 01/15/32 (b)	1,600,000	1,420,480
2.600%, 08/19/26 (b)	1,200,000	1,184,328
4.663%, 06/15/51	1,000,000	1,106,570
Biogen, Inc. 4.050%, 09/15/25 (b)	1,300,000	1,336,023
Gilead Sciences, Inc. 3.650%, 03/01/26 (b)	3,000,000	3,055,680

		8,103,081

Building Materials—0.1%
Carrier Global Corp. 2.493%, 02/15/27 (b)	2,000,000	1,909,320

Chemicals—0.4%
Dow Chemical Co. (The) 4.375%, 11/15/42 (b)	1,000,000	1,039,390
9.400%, 05/15/39	650,000	1,038,668
DuPont de Nemours, Inc. 5.419%, 11/15/48 (b)	1,600,000	1,936,608
LyondellBasell Industries NV 4.625%, 02/26/55	1,400,000	1,427,146
Nutrien, Ltd. 4.200%, 04/01/29	1,000,000	1,045,100
Sherwin-Williams Co. (The) 3.450%, 06/01/27 (b)	1,800,000	1,806,498
Westlake Corp. 3.125%, 08/15/51 (b)	500,000	414,675

		8,708,085

Commercial Services—0.3%
Global Payments, Inc. 2.900%, 05/15/30 (b)	900,000	832,833
Massachusetts Institute of Technology 2.294%, 07/01/51 (b)	1,200,000	972,612

Commercial Services—(Continued)
PayPal Holdings, Inc. 2.850%, 10/01/29 (b)	3,000,000	2,935,380
Yale University 2.402%, 04/15/50	2,000,000	1,662,580

		6,403,405

Computers—0.7%
Apple, Inc. 2.400%, 05/03/23 (b)	4,072,000	4,093,948
2.550%, 08/20/60 (b)	1,000,000	819,300
2.650%, 02/08/51	1,500,000	1,296,900
4.650%, 02/23/46	2,700,000	3,182,976
Dell International LLC / EMC Corp. 5.300%, 10/01/29 (b)	1,800,000	1,960,668
Hewlett Packard Enterprise Co. 4.900%, 10/15/25 (b)	1,400,000	1,465,716
International Business Machines Corp. 3.300%, 05/15/26 (b)	1,900,000	1,920,064
4.000%, 06/20/42 (b)	1,200,000	1,227,084

		15,966,656

Cosmetics/Personal Care—0.1%
Estee Lauder Cos., Inc. (The) 1.950%, 03/15/31 (b)	1,100,000	998,910
Procter & Gamble Co. (The) 3.550%, 03/25/40 (b)	900,000	927,027
Unilever Capital Corp. 2.900%, 05/05/27	1,500,000	1,490,940

		3,416,877

Diversified Financial Services—0.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.300%, 01/30/32	1,000,000	903,900
3.650%, 07/21/27 (b)	1,900,000	1,843,171
Air Lease Corp. 2.875%, 01/15/26 (b)	900,000	868,779
4.250%, 02/01/24	900,000	911,709
American Express Co. 3.300%, 05/03/27 (144A) (b)	3,000,000	3,014,760
BlackRock, Inc. 3.500%, 03/18/24 (b)	3,800,000	3,876,988
Capital One Financial Corp. 3.800%, 01/31/28 (b)	1,800,000	1,815,552
Charles Schwab Corp. (The) 4.625%, 03/22/30 (b)	900,000	979,875
Intercontinental Exchange, Inc. 3.000%, 06/15/50 (b)	1,000,000	875,910
3.750%, 12/01/25 (b)	1,000,000	1,024,470
Mastercard, Inc. 3.350%, 03/26/30	1,700,000	1,735,275
Nomura Holdings, Inc. 2.679%, 07/16/30	1,000,000	909,380
Visa, Inc. 1.100%, 02/15/31 (b)	3,100,000	2,654,902

		21,414,671

BHFTII-170

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—2.0%
Appalachian Power Co. 3.700%, 05/01/50 (b)	900,000	$841,671
CenterPoint Energy Houston Electric LLC 4.500%, 04/01/44	1,300,000	1,430,598
CMS Energy Corp. 4.750%, 5Y H15 + 4.116%, 06/01/50 (a) (b)	1,500,000	1,479,345
Commonwealth Edison Co. 3.000%, 03/01/50	900,000	804,051
Connecticut Light & Power Co. (The) 4.000%, 04/01/48 (b)	1,000,000	1,049,870
Consolidated Edison Co. of New York, Inc. 3.950%, 03/01/43	2,070,000	2,019,326
Dominion Energy, Inc. 3.900%, 10/01/25 (b)	1,900,000	1,944,631
4.600%, 03/15/49 (b)	800,000	871,168
DTE Electric Co. 3.700%, 03/15/45	1,000,000	984,510
Duke Energy Carolinas LLC 3.550%, 03/15/52	1,000,000	989,690
5.300%, 02/15/40	2,000,000	2,368,200
Duke Energy Corp. 2.650%, 09/01/26 (b)	2,300,000	2,242,385
Entergy Louisiana LLC 4.000%, 03/15/33 (b)	1,000,000	1,042,830
Evergy, Inc. 2.900%, 09/15/29	1,500,000	1,433,715
Exelon Corp. 3.400%, 04/15/26 (b)	1,000,000	1,004,720
5.625%, 06/15/35 (b)	1,500,000	1,710,525
Florida Power & Light Co. 5.950%, 02/01/38 (b)	1,700,000	2,142,170
Georgia Power Co. 4.300%, 03/15/42 (b)	2,000,000	2,022,280
Louisville Gas and Electric Co. 4.250%, 04/01/49	800,000	834,888
MidAmerican Energy Co. 3.650%, 04/15/29 (b)	1,700,000	1,752,547
4.250%, 07/15/49 (b)	1,500,000	1,641,000
National Rural Utilities Cooperative Finance Corp. 2.400%, 03/15/30 (b)	1,800,000	1,683,378
Northern States Power Co. 6.250%, 06/01/36 (b)	2,200,000	2,778,930
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49 (b)	900,000	825,354
Pacific Gas & Electric Co. 2.500%, 02/01/31	3,000,000	2,581,320
Public Service Electric and Gas Co. 1.900%, 08/15/31 (b)	1,600,000	1,427,248
Sempra Energy 3.400%, 02/01/28 (b)	1,100,000	1,096,568
Southern California Edison Co. 3.650%, 03/01/28 (b)	1,900,000	1,906,688
4.000%, 04/01/47 (b)	1,000,000	963,640
Southwestern Electric Power Co. 4.100%, 09/15/28 (b)	1,800,000	1,841,040

Electric—(Continued)
Union Electric Co. 3.500%, 03/15/29 (b)	1,800,000	1,829,970

		47,544,256

Electrical Components & Equipment—0.0%
Emerson Electric Co. 2.200%, 12/21/31 (b)	500,000	461,340

Electronics—0.1%
Honeywell International, Inc. 2.500%, 11/01/26 (b)	1,800,000	1,775,862

Environmental Control—0.1%
Waste Connections, Inc. 2.200%, 01/15/32 (b)	500,000	447,555
Waste Management, Inc. 3.150%, 11/15/27 (b)	1,800,000	1,805,868

		2,253,423

Food—0.3%
Conagra Brands, Inc. 4.850%, 11/01/28 (b)	1,300,000	1,378,468
General Mills, Inc. 4.200%, 04/17/28 (b)	1,500,000	1,566,330
Kraft Heinz Foods Co. 5.000%, 07/15/35	1,600,000	1,713,904
Kroger Co. (The) 2.200%, 05/01/30 (b)	1,900,000	1,738,348
Tyson Foods, Inc. 3.550%, 06/02/27 (b)	1,200,000	1,211,616

		7,608,666

Forest Products & Paper—0.1%
Georgia-Pacific LLC 8.000%, 01/15/24 (b)	1,800,000	1,965,330
International Paper Co. 4.400%, 08/15/47	800,000	839,568

		2,804,898

Gas—0.1%
Atmos Energy Corp. 1.500%, 01/15/31 (b)	1,100,000	948,101
NiSource, Inc. 4.800%, 02/15/44 (b)	1,500,000	1,562,025

		2,510,126

Hand/Machine Tools—0.1%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (a) (b)	2,500,000	2,462,525

Healthcare-Products—0.2%
Abbott Laboratories 4.750%, 11/30/36 (b)	1,300,000	1,514,227

BHFTII-171

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Boston Scientific Corp. 1.900%, 06/01/25 (b)	1,900,000	$1,823,335
DH Europe Finance II Sarl 3.250%, 11/15/39	900,000	856,737
Medtronic, Inc. 4.625%, 03/15/45 (b)	933,000	1,084,594
Stryker Corp. 1.150%, 06/15/25 (b)	1,000,000	942,160

		6,221,053

Healthcare-Services—0.6%
Anthem, Inc. 5.850%, 01/15/36 (b)	1,800,000	2,173,734
CommonSpirit Health 3.910%, 10/01/50	1,500,000	1,434,285
HCA, Inc. 4.125%, 06/15/29	1,800,000	1,833,102
Humana, Inc. 4.875%, 04/01/30	800,000	864,168
Kaiser Foundation Hospitals 3.002%, 06/01/51 (b)	1,000,000	881,740
Laboratory Corp. of America Holdings 3.600%, 02/01/25 (b)	1,800,000	1,819,098
UnitedHealth Group, Inc. 3.500%, 08/15/39 (b)	900,000	894,465
3.750%, 07/15/25 (b)	2,600,000	2,673,918
4.250%, 06/15/48	1,000,000	1,098,130

		13,672,640

Home Builders—0.1%
Lennar Corp. 4.750%, 11/29/27 (b)	1,300,000	1,355,523

Household Products/Wares—0.0%
Kimberly-Clark Corp. 3.100%, 03/26/30	1,100,000	1,101,518

Insurance—0.8%
Allstate Corp. (The) 1.450%, 12/15/30	1,100,000	950,224
American International Group, Inc. 3.400%, 06/30/30 (b)	1,800,000	1,797,588
4.500%, 07/16/44	1,100,000	1,189,980
AXA S.A. 8.600%, 12/15/30	1,165,000	1,543,310
Berkshire Hathaway Finance Corp. 4.200%, 08/15/48 (b)	1,700,000	1,827,976
Berkshire Hathaway, Inc. 3.125%, 03/15/26 (b)	1,500,000	1,516,635
Chubb Corp. (The) 6.000%, 05/11/37 (b)	865,000	1,083,906
Chubb INA Holdings, Inc. 3.350%, 05/15/24 (b)	1,000,000	1,014,700
Hartford Financial Services Group, Inc. (The) 6.100%, 10/01/41 (b)	780,000	967,356

Insurance—(Continued)
Marsh & McLennan Cos., Inc. 3.750%, 03/14/26 (b)	2,000,000	2,043,560
Principal Financial Group, Inc. 3.100%, 11/15/26 (b)	1,000,000	986,260
Prudential Financial, Inc. 2.100%, 03/10/30 (b)	2,000,000	1,849,900
5.700%, 12/14/36 (b)	1,525,000	1,833,706
Travelers Cos., Inc. (The) 3.050%, 06/08/51 (b)	800,000	717,312

		19,322,413

Internet—0.3%
Alibaba Group Holding, Ltd. 4.200%, 12/06/47	1,400,000	1,295,798
Alphabet, Inc. 2.050%, 08/15/50 (b)	1,100,000	870,265
Amazon.com, Inc. 3.100%, 05/12/51	1,000,000	939,320
3.800%, 12/05/24 (b)	1,800,000	1,854,720
3.875%, 08/22/37	1,900,000	2,002,429
eBay, Inc. 3.600%, 06/05/27 (b)	1,500,000	1,523,295

		8,485,827

Investment Companies—0.1%
Ares Capital Corp. 4.250%, 03/01/25 (b)	900,000	899,316
Owl Rock Capital Corp. 3.400%, 07/15/26	1,600,000	1,507,248

		2,406,564

Iron/Steel—0.0%
Vale Overseas, Ltd. 6.875%, 11/21/36	528,000	637,713

Lodging—0.1%
Marriott International, Inc. 2.850%, 04/15/31	1,100,000	1,005,455
Sands China, Ltd. 5.400%, 08/08/28	900,000	886,158

		1,891,613

Machinery-Construction & Mining—0.1%
Caterpillar Financial Services Corp. 3.750%, 11/24/23 (b)	1,000,000	1,024,740
Caterpillar, Inc. 3.803%, 08/15/42 (b)	1,500,000	1,555,515

		2,580,255

Machinery-Diversified—0.0%
John Deere Capital Corp. 2.000%, 06/17/31 (b)	1,000,000	918,170

BHFTII-172

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.850%, 04/01/61	3,300,000	$2,650,065
6.484%, 10/23/45	900,000	1,025,766
Comcast Corp. 3.150%, 03/01/26 (b)	2,000,000	2,018,260
3.969%, 11/01/47	2,900,000	2,963,597
4.650%, 07/15/42	1,670,000	1,838,536
5.650%, 06/15/35 (b)	1,500,000	1,797,825
Discovery Communications LLC 4.000%, 09/15/55 (b)	1,481,000	1,279,777
Fox Corp. 5.576%, 01/25/49 (b)	1,000,000	1,165,370
Paramount Global 4.375%, 03/15/43	1,500,000	1,426,305
Time Warner Cable LLC 6.550%, 05/01/37	100,000	115,138
Time Warner Entertainment Co. L.P. 8.375%, 03/15/23	380,000	400,862
TWDC Enterprises 18 Corp. 2.950%, 06/15/27 (b)	2,000,000	1,994,280
Walt Disney Co. (The) 3.500%, 05/13/40 (b)	900,000	877,077
3.600%, 01/13/51 (b)	1,000,000	988,050
6.550%, 03/15/33 (b)	950,000	1,201,569

		21,742,477

Mining—0.2%
Newmont Corp. 6.250%, 10/01/39 (b)	1,800,000	2,276,928
Rio Tinto Alcan, Inc. 6.125%, 12/15/33 (b)	1,751,000	2,211,636

		4,488,564

Miscellaneous Manufacturing—0.3%
3M Co. 3.625%, 10/15/47	1,000,000	990,460
4.000%, 09/14/48 (b)	900,000	954,054
GE Capital International Funding Co. 4.418%, 11/15/35	1,459,000	1,573,152
General Electric Co. 6.750%, 03/15/32	1,250,000	1,574,850
7.500%, 08/21/35	100,000	129,231
Parker-Hannifin Corp. 3.250%, 06/14/29 (b)	1,900,000	1,874,673
Trane Technologies Luxembourg Finance S.A. 3.800%, 03/21/29 (b)	1,000,000	1,017,060

		8,113,480

Multi-National—1.4%
Asian Development Bank 1.500%, 03/04/31	2,000,000	1,847,740
1.750%, 09/19/29	900,000	852,687
2.625%, 01/30/24	3,700,000	3,720,128

Multi-National—(Continued)
Asian Infrastructure Investment Bank (The) 0.500%, 05/28/25	1,000,000	932,170
European Bank for Reconstruction & Development 0.500%, 05/19/25 (b)	2,000,000	1,873,700
European Investment Bank 0.375%, 03/26/26 (b)	2,000,000	1,833,580
1.875%, 02/10/25	2,500,000	2,455,350
2.500%, 10/15/24 (b)	2,800,000	2,801,512
4.875%, 02/15/36 (b)	1,100,000	1,383,976
Inter-American Development Bank 2.125%, 01/15/25 (b)	4,000,000	3,954,240
2.250%, 06/18/29	1,400,000	1,373,974
2.375%, 07/07/27	1,500,000	1,486,245
7.000%, 06/15/25	200,000	226,224
International Bank for Reconstruction & Development 0.500%, 10/28/25	2,000,000	1,858,180
1.625%, 11/03/31	2,600,000	2,404,662
2.125%, 03/03/25	3,000,000	2,965,650
2.500%, 07/29/25	2,000,000	1,993,140

		33,963,158

Oil & Gas—1.0%
BP Capital Markets America, Inc. 2.721%, 01/12/32 (b)	1,000,000	942,390
3.000%, 02/24/50 (b)	1,000,000	865,990
BP Capital Markets plc 3.814%, 02/10/24 (b)	1,800,000	1,836,288
Burlington Resources LLC 5.950%, 10/15/36	1,550,000	1,878,383
Canadian Natural Resources, Ltd. 6.250%, 03/15/38 (b)	1,800,000	2,140,974
Chevron Corp. 3.191%, 06/24/23 (b)	2,025,000	2,046,465
ConocoPhillips Co. 6.950%, 04/15/29	700,000	864,486
Equinor ASA 3.250%, 11/10/24 (b)	2,100,000	2,119,971
Exxon Mobil Corp. 3.176%, 03/15/24 (b)	1,900,000	1,926,904
4.114%, 03/01/46 (b)	1,600,000	1,720,832
Marathon Oil Corp. 6.600%, 10/01/37 (b)	1,000,000	1,218,570
Marathon Petroleum Corp. 4.700%, 05/01/25 (b)	600,000	624,270
Phillips 66 4.875%, 11/15/44	1,000,000	1,107,410
Shell International Finance B.V. 2.375%, 11/07/29 (b)	3,000,000	2,843,790
3.250%, 04/06/50 (b)	900,000	846,792
TotalEnergies Capital International S.A. 2.700%, 01/25/23 (b)	500,000	502,065
3.127%, 05/29/50	900,000	821,817
Valero Energy Corp. 3.400%, 09/15/26 (b)	1,000,000	996,520

		25,303,917

BHFTII-173

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas Services—0.1%
Halliburton Co. 3.500%, 08/01/23 (b)	209,000	$211,117
5.000%, 11/15/45 (b)	1,200,000	1,302,360

		1,513,477

Pharmaceuticals—1.6%
AbbVie, Inc. 3.800%, 03/15/25	400,000	408,244
4.050%, 11/21/39	1,300,000	1,341,041
4.400%, 11/06/42	3,200,000	3,392,032
AstraZeneca plc 4.000%, 09/18/42	1,200,000	1,268,856
Becton Dickinson & Co. 4.669%, 06/06/47 (b)	2,000,000	2,186,800
Bristol-Myers Squibb Co. 3.400%, 07/26/29 (b)	1,000,000	1,017,430
4.625%, 05/15/44	2,000,000	2,274,600
Cardinal Health, Inc. 3.410%, 06/15/27 (b)	1,800,000	1,808,334
Cigna Corp. 2.375%, 03/15/31	1,500,000	1,374,270
4.500%, 02/25/26	1,200,000	1,255,236
6.125%, 11/15/41 (b)	313,000	392,559
CVS Health Corp. 4.300%, 03/25/28	544,000	570,275
4.780%, 03/25/38	2,500,000	2,729,150
5.050%, 03/25/48	1,500,000	1,699,545
5.125%, 07/20/45	1,900,000	2,150,078
Eli Lilly and Co. 2.250%, 05/15/50 (b)	1,100,000	895,323
GlaxoSmithKline Capital, Inc. 3.875%, 05/15/28 (b)	2,000,000	2,089,760
Johnson & Johnson 3.700%, 03/01/46 (b)	1,000,000	1,050,930
5.950%, 08/15/37 (b)	910,000	1,190,653
Merck & Co., Inc. 6.550%, 09/15/37 (b)	1,000,000	1,342,690
Merck Sharp & Dohme Corp. 5.950%, 12/01/28	300,000	347,853
Novartis Capital Corp. 2.200%, 08/14/30 (b)	1,900,000	1,784,917
Shire Acquisitions Investments Ireland DAC 3.200%, 09/23/26 (b)	2,000,000	2,003,080
Utah Acquisition Sub, Inc. 3.950%, 06/15/26	1,800,000	1,788,552
Wyeth LLC 5.950%, 04/01/37	1,800,000	2,284,596

		38,646,804

Pipelines—0.9%
El Paso Natural Gas Co. LLC 8.375%, 06/15/32	220,000	286,999
Enbridge Energy Partners L.P. 5.875%, 10/15/25 (b)	3,000,000	3,233,760
Energy Transfer L.P. 5.150%, 03/15/45 (b)	2,600,000	2,630,888

Pipelines—(Continued)
Enterprise Products Operating LLC 3.200%, 02/15/52	1,100,000	934,659
3.950%, 02/15/27 (b)	2,300,000	2,358,696
Kinder Morgan Energy Partners L.P. 6.500%, 02/01/37	2,000,000	2,344,500
MPLX L.P. 5.200%, 03/01/47 (b)	1,000,000	1,078,020
ONEOK, Inc. 3.100%, 03/15/30 (b)	2,100,000	1,967,091
Sabine Pass Liquefaction LLC 5.875%, 06/30/26	1,600,000	1,731,168
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	1,800,000	2,201,040
Williams Cos., Inc. (The) 3.750%, 06/15/27 (b)	2,500,000	2,531,550

		21,298,371

Real Estate Investment Trusts—0.9%
Alexandria Real Estate Equities, Inc.
3.375%, 08/15/31 (b)	1,000,000	985,420
3.550%, 03/15/52	1,100,000	1,023,220
American Tower Corp.
3.000%, 06/15/23	2,100,000	2,108,337
AvalonBay Communities, Inc.
2.300%, 03/01/30 (b)	1,000,000	930,800
Boston Properties L.P.
3.200%, 01/15/25 (b)	1,400,000	1,399,524
Brixmor Operating Partnership L.P.
4.050%, 07/01/30	900,000	902,772
Crown Castle International Corp.
3.800%, 02/15/28 (b)	1,500,000	1,498,590
Digital Realty Trust L.P.
3.700%, 08/15/27 (b)	2,500,000	2,518,925
Duke Realty L.P.
3.375%, 12/15/27 (b)	500,000	495,340
Equinix, Inc.
3.200%, 11/18/29 (b)	700,000	672,525
ERP Operating L.P.
3.000%, 07/01/29 (b)	1,000,000	981,580
Essex Portfolio L.P.
3.000%, 01/15/30 (b)	1,000,000	962,340
Healthpeak Properties, Inc.
3.500%, 07/15/29 (b)	900,000	899,118
National Retail Properties, Inc.
2.500%, 04/15/30 (b)	1,000,000	920,410
Public Storage 3.094%, 09/15/27	500,000	499,905
Simon Property Group L.P. 3.300%, 01/15/26 (b)	3,800,000	3,825,802
Welltower, Inc. 4.000%, 06/01/25	1,500,000	1,524,960

		22,149,568

BHFTII-174

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—0.6%
Home Depot, Inc. (The) 3.000%, 04/01/26 (b)	1,800,000	$1,815,192
4.250%, 04/01/46	2,000,000	2,175,600
Lowe’s Cos., Inc. 4.050%, 05/03/47 (b)	1,500,000	1,499,340
McDonald’s Corp. 3.700%, 01/30/26 (b)	1,000,000	1,024,920
4.875%, 12/09/45 (b)	1,500,000	1,677,225
Starbucks Corp. 3.550%, 08/15/29 (b)	1,000,000	1,007,030
Target Corp. 2.650%, 09/15/30 (b)	1,400,000	1,359,456
4.000%, 07/01/42 (b)	1,000,000	1,076,000
Walmart, Inc. 4.050%, 06/29/48 (b)	900,000	1,020,339
5.250%, 09/01/35 (b)	935,000	1,134,781

		13,789,883

Semiconductors—0.5%
Broadcom, Inc. 3.137%, 11/15/35 (144A)	3,600,000	3,173,904
4.300%, 11/15/32 (b)	1,700,000	1,723,715
Intel Corp. 3.734%, 12/08/47	1,000,000	1,005,970
4.750%, 03/25/50 (b)	1,800,000	2,097,198
QUALCOMM, Inc. 1.650%, 05/20/32 (b)	4,533,000	3,945,569

		11,946,356

Software—0.8%
Fidelity National Information Services, Inc. 1.150%, 03/01/26 (b)	1,000,000	918,920
Fiserv, Inc. 2.750%, 07/01/24 (b)	2,000,000	1,988,900
Microsoft Corp. 3.125%, 11/03/25 (b)	5,100,000	5,180,274
4.250%, 02/06/47 (b)	3,000,000	3,442,140
Oracle Corp. 2.875%, 03/25/31 (b)	3,000,000	2,737,680
2.950%, 11/15/24 (b)	2,300,000	2,287,764
2.950%, 04/01/30	1,200,000	1,110,588
3.850%, 04/01/60	2,100,000	1,721,958
Salesforce.com, Inc. 2.900%, 07/15/51 (b)	1,000,000	892,770

		20,280,994

Telecommunications—1.2%
America Movil S.A.B. de C.V. 2.875%, 05/07/30 (b)	1,000,000	955,440
AT&T, Inc. 3.500%, 09/15/53 (b)	1,221,000	1,079,571
3.650%, 09/15/59 (b)	2,686,000	2,360,108
4.100%, 02/15/28 (b)	2,687,000	2,791,820
4.125%, 02/17/26 (b)	2,000,000	2,078,260

Telecommunications—(Continued)
AT&T, Inc.
5.150%, 11/15/46 (b)	1,308,000	1,491,931
7.125%, 12/15/31	100,000	124,100
Cisco Systems, Inc. 5.500%, 01/15/40 (b)	1,000,000	1,264,560
Deutsche Telekom International Finance B.V. 8.750%, 06/15/30	1,000,000	1,344,070
Orange S.A. 5.500%, 02/06/44 (b)	500,000	600,485
T-Mobile USA, Inc. 2.550%, 02/15/31	2,200,000	1,995,048
3.300%, 02/15/51 (b)	1,500,000	1,266,960
Telefonica Emisiones S.A. 4.103%, 03/08/27 (b)	900,000	922,680
Verizon Communications, Inc. 2.875%, 11/20/50 (b)	1,900,000	1,587,241
3.376%, 02/15/25 (b)	2,078,000	2,103,372
3.550%, 03/22/51 (b)	2,000,000	1,886,400
4.812%, 03/15/39 (b)	1,927,000	2,177,375
Vodafone Group plc 6.150%, 02/27/37	2,170,000	2,598,315

		28,627,736

Transportation—0.6%
Burlington Northern Santa Fe LLC 4.150%, 04/01/45	1,900,000	2,013,563
Canadian National Railway Co. 4.450%, 01/20/49	400,000	452,492
Canadian Pacific Railway Co. 2.450%, 12/02/31 (b)	1,100,000	1,020,151
CSX Corp. 6.150%, 05/01/37	1,600,000	2,007,056
FedEx Corp. 4.250%, 05/15/30 (b)	1,000,000	1,048,950
4.550%, 04/01/46	1,000,000	1,050,950
Norfolk Southern Corp. 2.550%, 11/01/29 (b)	1,900,000	1,820,713
5.590%, 05/17/25	28,000	29,828
Union Pacific Corp. 2.891%, 04/06/36 (b)	1,200,000	1,121,532
3.250%, 02/05/50 (b)	1,300,000	1,214,356
United Parcel Service, Inc. 4.450%, 04/01/30 (b)	1,600,000	1,746,160

		13,525,751

Water—0.0%
American Water Capital Corp. 3.750%, 09/01/28 (b)	900,000	916,416

Total Corporate Bonds & Notes (Cost $668,271,014)		645,621,314

Foreign Government—1.5%

Provincial—0.2%
Province of Alberta Canada 1.000%, 05/20/25	1,500,000	1,423,635

BHFTII-175

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Provincial—(Continued)
Province of British Columbia Canada 1.300%, 01/29/31 (b)	1,000,000	$894,950
Province of Ontario Canada 3.050%, 01/29/24 (b)	1,000,000	1,011,690
Province of Quebec Canada 2.500%, 04/20/26	2,000,000	1,985,040
7.500%, 07/15/23	350,000	373,233

		5,688,548

Sovereign—1.3%
Canada Government International Bond 1.625%, 01/22/25 (b)	1,000,000	975,550
Chile Government International Bonds 3.100%, 01/22/61 (b)	1,200,000	987,552
3.500%, 01/25/50 (b)	1,000,000	916,290
Export-Import Bank of Korea 2.875%, 01/21/25 (b)	2,400,000	2,401,320
Indonesia Government International Bonds 3.050%, 03/12/51 (b)	1,100,000	998,415
3.850%, 10/15/30 (b)	700,000	736,393
Israel Government International Bond 4.125%, 01/17/48 (b)	1,500,000	1,601,370
Italy Government International Bond 2.875%, 10/17/29 (b)	2,000,000	1,890,420
Japan Bank for International Cooperation 2.500%, 05/23/24	3,900,000	3,897,114
Mexico Government International Bonds 4.600%, 01/23/46	1,100,000	1,056,429
4.750%, 03/08/44 (b)	900,000	887,463
5.750%, 10/12/10	2,000,000	2,034,740
6.750%, 09/27/34 (b)	1,050,000	1,285,883
Panama Government International Bonds 3.875%, 03/17/28	900,000	920,061
4.500%, 05/15/47	1,400,000	1,397,298
Peruvian Government International Bond 8.750%, 11/21/33 (b)	1,450,000	2,105,037
Philippine Government International Bonds 3.950%, 01/20/40	2,100,000	2,100,147
5.000%, 01/13/37 (b)	1,740,000	1,953,498
Poland Government International Bond 3.250%, 04/06/26	1,000,000	1,018,260
Svensk Exportkredit AB 0.625%, 05/14/25	1,000,000	939,340
Uruguay Government International Bond 4.375%, 10/27/27	1,900,000	2,016,451

		32,119,031

Total Foreign Government (Cost $38,786,898)		37,807,579

Mortgage-Backed Securities—1.2%

Commercial Mortgage-Backed Securities—1.2%
BANK 2.556%, 05/15/64	2,000,000	1,876,258
2.758%, 09/15/62	455,000	435,218

Commercial Mortgage-Backed Securities —(Continued)
BANK
4.407%, 11/15/61 (a)	881,000	933,465
Benchmark Mortgage Trust 3.049%, 12/15/62	1,430,000	1,397,218
CD Commercial Mortgage Trust 3.631%, 02/10/50	950,000	957,874
CFCRE Commercial Mortgage Trust 3.585%, 12/10/54	1,825,361	1,822,232
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.765%, 02/10/49	1,539,000	1,554,576
3.838%, 09/10/47	1,000,000	1,000,760
3.902%, 07/10/50	1,835,000	1,854,886
GS Mortgage Securities Trust 3.382%, 05/10/50	1,835,000	1,828,479
JPMBB Commercial Mortgage Securities Trust 3.598%, 11/15/48	2,900,000	2,897,711
3.801%, 08/15/48	1,499,204	1,506,164
Morgan Stanley Bank of America Merrill Lynch Trust 3.544%, 01/15/49	3,850,000	3,850,345
3.635%, 10/15/48	1,547,000	1,552,155
3.732%, 05/15/48	1,750,000	1,763,775
UBS Commercial Mortgage Trust 3.035%, 12/15/52	2,250,000	2,170,759
WF-RBS Commercial Mortgage Trust 3.488%, 06/15/46	1,054,000	1,057,777

Total Mortgage-Backed Securities (Cost $29,965,027)		28,459,652

Municipals—0.6%
Chicago O’Hare International Airport 4.572%, 01/01/54	395,000	469,538
Grand Parkway Transportation Corp. 3.236%, 10/01/52	1,000,000	903,074
Los Angeles, CA Unified School District, Build America Bond 6.758%, 07/01/34	660,000	838,068
Municipal Electric Authority of Georgia, Build America Bond 6.637%, 04/01/57	1,947,000	2,598,457
New Jersey Turnpike Authority 7.414%, 01/01/40	1,700,000	2,476,255
New York City Water & Sewer System 5.440%, 06/15/43	300,000	384,486
Oregon School Boards Association 5.680%, 06/30/28	1,900,000	2,082,987
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,500,000	1,666,489
Regents of the University of California Medical Center Pooled Revenue 3.006%, 05/15/50	1,000,000	875,099
State of California General Obligation Unlimited, Build America Bond 7.300%, 10/01/39	1,200,000	1,688,998
State of Illinois, General Obligation Unlimited 5.100%, 06/01/33	1,230,000	1,307,991

Total Municipals (Cost $14,988,906)		15,291,442

BHFTII-176

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—0.2%

Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.1%
Carmax Auto Owner Trust 2.030%, 06/16/25	903,000	$894,173
GM Financial Consumer Automobile Receivables Trust 2.210%, 11/18/24	1,000,000	1,001,395
Honda Auto Receivables Owner Trust 1.090%, 10/15/26	1,500,000	1,467,068

		3,362,636

Asset-Backed - Credit Card—0.1%
Capital One Multi-Asset Execution Trust 2.060%, 08/15/28	1,865,000	1,796,861

Asset-Backed - Other—0.0%
CNH Equipment Trust 1.160%, 06/16/25	195,551	194,103
John Deere Owner Trust 0.510%, 11/15/24	124,454	123,018
3.000%, 01/15/26	350,000	351,600

		668,721

Total Asset-Backed Securities (Cost $6,165,302)		5,828,218

Short-Term Investments—0.5%

U.S. Treasury—0.5%
U.S. Treasury Bills 0.215%, 05/10/22 (c)	8,300,000	8,298,201
0.276%, 05/24/22 (c)	5,100,000	5,097,804

Total Short-Term Investments (Cost $13,395,996)		13,396,005

Securities Lending Reinvestments (d)—16.5%

Certificates of Deposit—6.0%
Bank of Montreal 0.300%, 06/02/22	10,000,000	9,992,660
Bank of Nova Scotia 0.320%, 06/07/22	8,000,000	7,993,472
0.520%, SOFR + 0.250%, 02/17/23 (a)	4,000,000	3,991,110
Barclays Bank plc 0.180%, 04/07/22	10,000,000	9,999,630
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (a)	7,000,000	6,990,144
Canadian Imperial Bank of Commerce (NY) 0.770%, SOFR + 0.500%, 03/03/23 (a)	4,000,000	4,002,540
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (a)	7,000,000	7,000,000
Credit Agricole S.A. 0.590%, 05/24/22	5,000,000	4,999,400
Credit Industriel et Commercial Zero Coupon, 04/14/22	10,000,000	9,998,300

Certificates of Deposit—(Continued)
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (a)	5,000,000	4,990,775
Credit Suisse Group AG 0.830%, 06/03/22	10,000,000	10,001,840
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (a)	5,000,000	4,993,630
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (a)	5,000,000	4,996,795
National Australia Bank, Ltd. Zero Coupon, 04/25/22	2,000,000	1,999,280
National Westminster Bank plc 0.440%, 05/11/22	5,000,000	4,999,100
Natixis S.A. (New York) 0.330%, 06/09/22	2,000,000	1,998,308
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (a)	5,000,000	4,999,990
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	1,200,000	1,199,796
0.720%, SOFR + 0.440%, 09/26/22 (a)	5,000,000	5,000,997
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (a)	10,000,000	9,976,620
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (a)	5,000,000	4,995,916
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (a)	5,000,000	4,995,115
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 04/19/22	5,000,000	4,998,750
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (a)	5,000,000	4,999,999
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (a)	5,000,000	4,984,365

		145,098,532

Commercial Paper—1.4%
Antalis S.A. 0.800%, 06/01/22	5,000,000	4,991,965
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (a)	5,000,000	5,001,995
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (a)	3,000,000	2,997,693
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	10,000,000	9,996,200
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (a)	5,000,000	4,994,955
UBS AG 0.350%, 06/08/22	5,000,000	4,992,480

		32,975,288

Master Demand Notes—0.2%
Natixis Financial Products LLC 0.670%, OBFR + 0.350%, 05/05/22 (a)	5,000,000	5,000,000

BHFTII-177

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—7.3%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $8,004,667; collateralized by various Common Stock with an aggregate market value of $8,891,654.	8,000,000	$8,000,000
Barclays Capital, Inc. Repurchase Agreement dated 03/31/22 at 0.240%, due on 04/01/22 with a maturity value of $4,278,078; collateralized by U.S. Treasury Obligations at 0.000%, maturity dates ranging from 02/15/37 - 11/15/48, and an aggregate market value of $4,363,610.	4,278,049	4,278,049
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $800,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $846,736.	800,000	800,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,200,700; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $1,262,268.	1,200,000	1,200,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $5,000,040; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $4,800,040; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $4,896,002.	4,800,000	4,800,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $22,743,808; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $23,198,668.	22,743,644	22,743,644
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $25,001,556; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $25,514,222.	25,000,000	25,000,000

Repurchase Agreements—(Continued)
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $38,303,351; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $42,352,090.	38,300,000	38,300,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $8,800,108; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $9,771,314.	8,800,000	8,800,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,800,170; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,998,678.	1,800,000	1,800,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $14,900,149; collateralized by various Common Stock with an aggregate market value of $16,556,924.	14,900,000	14,900,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $5,000,053; collateralized by various Common Stock with an aggregate market value of $5,556,015.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $15,000,171; collateralized by various Common Stock with an aggregate market value of $16,669,346.	15,000,000	15,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $8,300,678; collateralized by various Common Stock with an aggregate market value of $9,223,705.	8,300,000	8,300,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $9,000,100; collateralized by various Common Stock with an aggregate market value of $10,266,080.	9,000,000	9,000,000

		177,921,693

Time Deposits—1.0%
Australia New Zealand Banking Group, Ltd 0.310%, 04/01/22	10,000,000	10,000,000
Jyske Bank A/S 0.750%, 04/11/22	4,000,000	4,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (a)	5,000,000	5,000,000
Skandi (NY) 0.300%, 04/01/22	5,000,000	5,000,000

		24,000,000

BHFTII-178

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.6%
Allspring Government Money Market Fund, Select Class 0.180% (e)	728,751	$728,751
Fidelity Government Portfolio, Institutional Class 0.160% (e)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (e)	8,000,000	8,000,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (e)	5,000,000	5,000,000

		14,728,751

Total Securities Lending Reinvestments (Cost $399,837,475)		399,724,264

Total Investments—116.3% (Cost $2,928,644,347)		2,826,742,306
Other assets and liabilities (net)—(16.3)%		(397,066,575)

Net Assets—100.0%		$2,429,675,731

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $421,368,648 and the collateral received consisted of cash in the amount of $399,805,328 and non-cash collateral with a value of $35,241,642. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	The rate shown represents current yield to maturity.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $6,188,664, which is 0.3% of net assets.

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(DAC)—	Designated Activity Company

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

BHFTII-179

Brighthouse Funds Trust II

MetLife Aggregate Bond Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,680,613,832	$—	$1,680,613,832
Total Corporate Bonds & Notes*	—	645,621,314	—	645,621,314
Total Foreign Government*	—	37,807,579	—	37,807,579
Total Mortgage-Backed Securities*	—	28,459,652	—	28,459,652
Total Municipals*	—	15,291,442	—	15,291,442
Total Asset-Backed Securities*	—	5,828,218	—	5,828,218
Total Short-Term Investments*	—	13,396,005	—	13,396,005
Securities Lending Reinvestments
Certificates of Deposit	—	145,098,532	—	145,098,532
Commercial Paper	—	32,975,288	—	32,975,288
Master Demand Notes	—	5,000,000	—	5,000,000
Repurchase Agreements	—	177,921,693	—	177,921,693
Time Deposits	—	24,000,000	—	24,000,000
Mutual Funds	14,728,751	—	—	14,728,751
Total Securities Lending Reinvestments	14,728,751	384,995,513	—	399,724,264
Total Investments	$14,728,751	$2,812,013,555	$—	$2,826,742,306

Collateral for Securities Loaned (Liability)	$—	$(399,805,328)	$—	$(399,805,328)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-180

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—95.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.3%
Axon Enterprise, Inc. (a)	32,254	$4,442,343
Curtiss-Wright Corp. (b)	18,485	2,775,708
Hexcel Corp. (b)	39,520	2,350,254
Mercury Systems, Inc. (a)	26,735	1,723,071
Woodward, Inc.	29,712	3,711,326

		15,002,702

Air Freight & Logistics—0.3%
GXO Logistics, Inc. (a)	46,445	3,313,386

Airlines—0.2%
JetBlue Airways Corp. (a) (c)	149,817	2,239,764

Auto Components—1.4%
Adient plc (a) (b)	44,642	1,820,054
Dana, Inc.	67,945	1,193,794
Fox Factory Holding Corp. (a)	19,834	1,942,740
Gentex Corp.	111,419	3,250,092
Goodyear Tire & Rubber Co. (The) (a)	132,363	1,891,467
Lear Corp. (b)	28,125	4,010,344
Visteon Corp. (a)	13,189	1,439,316

		15,547,807

Automobiles—0.4%
Harley-Davidson, Inc.	72,488	2,856,027
Thor Industries, Inc. (b)	26,201	2,062,019

		4,918,046

Banks—6.4%
Associated Banc-Corp.	70,475	1,604,011
Bank of Hawaii Corp.	18,962	1,591,291
Bank OZK	56,995	2,433,687
Cadence Bank	88,722	2,596,006
Cathay General Bancorp	35,684	1,596,859
Commerce Bancshares, Inc. (b)	52,058	3,726,832
Cullen/Frost Bankers, Inc.	26,843	3,715,340
East West Bancorp, Inc.	66,849	5,282,408
First Financial Bankshares, Inc. (b)	60,429	2,666,127
First Horizon National Corp.	251,556	5,909,050
FNB Corp.	160,061	1,992,759
Fulton Financial Corp.	75,986	1,262,887
Glacier Bancorp, Inc. (b)	51,099	2,569,258
Hancock Whitney Corp.	40,901	2,132,987
Home BancShares, Inc.	70,945	1,603,357
International Bancshares Corp.	25,074	1,058,374
Old National Bancorp	139,074	2,278,032
PacWest Bancorp	56,333	2,429,642
Pinnacle Financial Partners, Inc.	35,866	3,302,541
Prosperity Bancshares, Inc.	43,419	3,012,410
Synovus Financial Corp.	68,311	3,347,239
Texas Capital Bancshares, Inc. (a)	23,848	1,366,729
UMB Financial Corp.	20,305	1,972,834
Umpqua Holdings Corp.	102,047	1,924,606
United Bankshares, Inc. (b)	64,251	2,241,075
Valley National Bancorp	198,530	2,584,861

Banks—(Continued)
Webster Financial Corp.	84,704	4,753,589
Wintrust Financial Corp.	26,855	2,495,635

		73,450,426

Beverages—0.1%
Boston Beer Co., Inc. (The) - Class A (a)	4,423	1,718,203

Biotechnology—1.4%
Arrowhead Pharmaceuticals, Inc. (a)	49,679	2,284,737
Exelixis, Inc. (a)	149,047	3,378,895
Halozyme Therapeutics, Inc. (a)	66,321	2,644,881
Neurocrine Biosciences, Inc. (a)	44,690	4,189,688
United Therapeutics Corp. (a)	21,216	3,806,363

		16,304,564

Building Products—2.3%
Builders FirstSource, Inc. (a)	90,212	5,822,282
Carlisle Cos., Inc.	24,631	6,057,256
Lennox International, Inc.	15,861	4,089,917
Owens Corning	47,337	4,331,335
Simpson Manufacturing Co., Inc. (b)	20,464	2,231,395
Trex Co., Inc. (a)	54,229	3,542,781

		26,074,966

Capital Markets—1.8%
Affiliated Managers Group, Inc.	19,150	2,699,192
Evercore, Inc. - Class A	18,381	2,046,173
Federated Hermes, Inc. (b)	45,621	1,553,851
Interactive Brokers Group, Inc. - Class A	41,160	2,712,856
Janus Henderson Group plc (b)	79,633	2,788,748
Jefferies Financial Group, Inc.	91,146	2,994,146
SEI Investments Co.	49,567	2,984,429
Stifel Financial Corp. (b)	49,227	3,342,513

		21,121,908

Chemicals—2.4%
Ashland Global Holdings, Inc.	24,938	2,454,149
Avient Corp.	43,099	2,068,752
Cabot Corp. (b)	26,657	1,823,605
Chemours Co. (The)	75,381	2,372,994
Ingevity Corp. (a)	18,506	1,185,680
Minerals Technologies, Inc.	15,683	1,037,431
NewMarket Corp.	3,222	1,045,152
Olin Corp.	66,478	3,475,470
RPM International, Inc.	61,087	4,974,925
Scotts Miracle-Gro Co. (The) (b)	19,115	2,350,380
Sensient Technologies Corp.	19,797	1,661,958
Valvoline, Inc.	84,490	2,666,504

		27,117,000

Commercial Services & Supplies—1.5%
Brink’s Co. (The)	23,155	1,574,540
Clean Harbors, Inc. (a)	23,582	2,632,694
IAA, Inc. (a)	63,523	2,429,755
MillerKnoll, Inc.	35,681	1,233,135

BHFTII-181

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
MSA Safety, Inc. (b)	17,177	$2,279,388
Stericycle, Inc. (a) (b)	43,274	2,549,704
Tetra Tech, Inc. (b)	25,438	4,195,744

		16,894,960

Communications Equipment—0.9%
Calix, Inc. (a)	25,829	1,108,323
Ciena Corp. (a)	72,962	4,423,686
Lumentum Holdings, Inc. (a) (b)	34,012	3,319,571
ViaSat, Inc. (a) (b)	35,044	1,710,147

		10,561,727

Construction & Engineering—1.6%
AECOM	66,583	5,114,240
Dycom Industries, Inc. (a)	14,218	1,354,407
EMCOR Group, Inc.	25,143	2,831,856
Fluor Corp. (a) (b)	66,616	1,911,213
MasTec, Inc. (a) (b)	27,723	2,414,673
MDU Resources Group, Inc.	95,794	2,552,910
Valmont Industries, Inc.	9,998	2,385,523

		18,564,822

Construction Materials—0.2%
Eagle Materials, Inc.	18,610	2,388,780

Consumer Finance—0.5%
FirstCash Holdings, Inc. (b)	18,955	1,333,294
Navient Corp.	72,546	1,236,184
PROG Holdings, Inc. (a) (b)	26,718	768,677
SLM Corp. (b)	131,383	2,412,192

		5,750,347

Containers & Packaging—0.8%
AptarGroup, Inc.	31,010	3,643,675
Greif, Inc. - Class A	12,507	813,705
Silgan Holdings, Inc.	39,528	1,827,380
Sonoco Products Co.	46,319	2,897,717

		9,182,477

Diversified Consumer Services—0.9%
Graham Holdings Co. - Class B (b)	1,880	1,149,564
Grand Canyon Education, Inc. (a)	18,665	1,812,558
H&R Block, Inc. (b)	77,510	2,018,360
Service Corp. International	77,686	5,113,293

		10,093,775

Diversified Financial Services—0.3%
Voya Financial, Inc. (b)	50,876	3,375,623

Diversified Telecommunication Services—0.2%
Iridium Communications, Inc. (a)	62,277	2,511,009

Electric Utilities—1.1%
ALLETE, Inc.	24,765	1,658,760

Electric Utilities—(Continued)
Hawaiian Electric Industries, Inc.	51,494	2,178,711
IDACORP, Inc.	23,797	2,745,222
OGE Energy Corp.	94,298	3,845,472
PNM Resources, Inc.	40,435	1,927,537

		12,355,702

Electrical Equipment—1.8%
Acuity Brands, Inc.	16,496	3,122,693
EnerSys	19,432	1,449,044
Hubbell, Inc.	25,631	4,710,209
nVent Electric plc	79,252	2,756,384
Regal Rexnord Corp. (b)	31,920	4,749,058
Sunrun, Inc. (a) (b)	97,515	2,961,530
Vicor Corp. (a)	10,103	712,767

		20,461,685

Electronic Equipment, Instruments & Components—3.1%
Arrow Electronics, Inc. (a)	32,065	3,803,871
Avnet, Inc.	46,619	1,892,265
Belden, Inc.	21,150	1,171,710
Cognex Corp.	83,286	6,425,515
Coherent, Inc. (a)	11,670	3,190,111
II-VI, Inc. (a) (b)	50,091	3,631,097
Jabil, Inc.	67,592	4,172,454
Littelfuse, Inc. (b)	11,604	2,894,154
National Instruments Corp.	62,126	2,521,694
TD SYNNEX Corp.	19,526	2,015,278
Vishay Intertechnology, Inc.	62,517	1,225,333
Vontier Corp.	79,640	2,022,060

		34,965,542

Energy Equipment & Services—0.5%
ChampionX Corp. (a)	95,190	2,330,251
NOV, Inc.	184,976	3,627,380

		5,957,631

Entertainment—0.1%
World Wrestling Entertainment, Inc. - Class A (b)	20,617	1,287,325

Equity Real Estate Investment Trusts—9.1%
American Campus Communities, Inc.	65,553	3,669,001
Apartment Income REIT Corp.	73,952	3,953,474
Brixmor Property Group, Inc.	140,307	3,621,324
Camden Property Trust	48,143	8,001,367
Corporate Office Properties Trust	52,913	1,510,137
Cousins Properties, Inc. (b)	70,043	2,822,032
Douglas Emmett, Inc.	82,667	2,762,731
EastGroup Properties, Inc.	19,166	3,896,065
EPR Properties (b)	35,239	1,927,926
First Industrial Realty Trust, Inc.	61,376	3,799,788
Healthcare Realty Trust, Inc. (b)	69,503	1,909,942
Highwoods Properties, Inc.	49,412	2,260,105
Hudson Pacific Properties, Inc.	71,829	1,993,255
JBG SMITH Properties	53,777	1,571,364
Kilroy Realty Corp. (b)	49,484	3,781,567

BHFTII-182

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
Kite Realty Group Trust	103,171	$2,349,204
Lamar Advertising Co. - Class A	40,899	4,751,646
Life Storage, Inc.	38,638	5,425,934
Macerich Co. (The) (b)	100,357	1,569,583
Medical Properties Trust, Inc. (b)	281,146	5,943,426
National Retail Properties, Inc. (b)	82,737	3,718,201
National Storage Affiliates Trust	38,601	2,422,599
Omega Healthcare Investors, Inc. (b)	112,575	3,507,837
Park Hotels & Resorts, Inc.	111,400	2,175,642
Pebblebrook Hotel Trust (b)	61,891	1,515,092
Physicians Realty Trust	103,773	1,820,178
PotlatchDeltic Corp.	32,534	1,715,518
PS Business Parks, Inc. (b)	9,475	1,592,558
Rayonier, Inc. (b)	68,482	2,815,980
Rexford Industrial Realty, Inc.	75,495	5,631,172
Sabra Health Care REIT, Inc.	107,725	1,604,025
SL Green Realty Corp. (b)	30,198	2,451,474
Spirit Realty Capital, Inc.	60,156	2,768,379
STORE Capital Corp.	115,605	3,379,134

		104,637,660

Food & Staples Retailing—1.3%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	64,050	4,330,420
Casey’s General Stores, Inc.	17,481	3,464,210
Grocery Outlet Holding Corp. (a) (b)	41,160	1,349,225
Performance Food Group Co. (a)	72,923	3,712,510
Sprouts Farmers Market, Inc. (a) (b)	52,882	1,691,166

		14,547,531

Food Products—1.6%
Darling Ingredients, Inc. (a)	76,224	6,126,885
Flowers Foods, Inc.	93,608	2,406,662
Hain Celestial Group, Inc. (The) (a) (b)	43,022	1,479,957
Ingredion, Inc.	31,344	2,731,630
Lancaster Colony Corp.	9,339	1,392,912
Pilgrim’s Pride Corp. (a)	22,958	576,246
Post Holdings, Inc. (a)	26,809	1,856,791
Sanderson Farms, Inc.	9,993	1,873,587

		18,444,670

Gas Utilities—1.3%
National Fuel Gas Co.	43,077	2,959,390
New Jersey Resources Corp. (b)	45,252	2,075,257
ONE Gas, Inc. (b)	25,244	2,227,531
Southwest Gas Holdings, Inc. (a)	31,037	2,429,887
Spire, Inc. (b)	24,378	1,749,365
UGI Corp.	98,834	3,579,767

		15,021,197

Health Care Equipment & Supplies—2.8%
Envista Holdings Corp. (a) (b)	76,017	3,702,788
Globus Medical, Inc. - Class A (a)	37,229	2,746,756
Haemonetics Corp. (a)	24,077	1,522,148
ICU Medical, Inc. (a)	9,394	2,091,480
Integra LifeSciences Holdings Corp. (a)	34,314	2,205,018

Health Care Equipment & Supplies—(Continued)
LivaNova plc (a)	25,073	2,051,724
Masimo Corp. (a)	23,933	3,483,209
Neogen Corp. (a)	50,760	1,565,438
NuVasive, Inc. (a)	24,371	1,381,836
Penumbra, Inc. (a) (b)	16,543	3,674,696
Quidel Corp. (a)	17,865	2,009,098
STAAR Surgical Co. (a) (b)	22,423	1,791,822
Tandem Diabetes Care, Inc. (a)	29,929	3,480,443

		31,706,456

Health Care Providers & Services—2.5%
Acadia Healthcare Co., Inc. (a) (b)	42,367	2,776,310
Amedisys, Inc. (a)	15,358	2,646,030
Chemed Corp.	7,253	3,674,007
Encompass Health Corp.	46,868	3,332,784
HealthEquity, Inc. (a) (b)	39,382	2,655,922
LHC Group, Inc. (a)	14,920	2,515,512
Option Care Health, Inc. (a)	65,246	1,863,426
Patterson Cos., Inc.	40,876	1,323,156
Progyny, Inc. (a) (b)	32,801	1,685,971
R1 RCM, Inc. (a)	62,911	1,683,498
Tenet Healthcare Corp. (a)	50,465	4,337,971

		28,494,587

Hotels, Restaurants & Leisure—2.7%
Boyd Gaming Corp.	38,634	2,541,345
Choice Hotels International, Inc. (b)	15,461	2,191,751
Churchill Downs, Inc.	16,217	3,596,606
Cracker Barrel Old Country Store, Inc.	11,081	1,315,647
Marriott Vacations Worldwide Corp.	20,066	3,164,408
Papa John’s International, Inc.	15,246	1,605,099
Scientific Games Corp. - Class A (a)	45,464	2,671,010
Six Flags Entertainment Corp. (a)	36,454	1,585,749
Texas Roadhouse, Inc.	32,808	2,747,014
Travel and Leisure Co.	40,653	2,355,435
Wendy’s Co. (The)	83,148	1,826,762
Wingstop, Inc. (b)	14,050	1,648,767
Wyndham Hotels & Resorts, Inc.	43,894	3,717,383

		30,966,976

Household Durables—1.4%
Helen of Troy, Ltd. (a) (b)	11,371	2,226,897
KB Home	40,374	1,307,310
Leggett & Platt, Inc. (b)	62,831	2,186,519
Taylor Morrison Home Corp. (a)	57,891	1,575,793
Tempur Sealy International, Inc.	90,687	2,531,981
Toll Brothers, Inc.	52,935	2,489,004
TopBuild Corp. (a)	15,511	2,813,540
TRI Pointe Group, Inc. (a)	52,354	1,051,268

		16,182,312

Household Products—0.1%
Energizer Holdings, Inc. (b)	30,879	949,838

BHFTII-183

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—3.9%
Alleghany Corp. (a)	6,454	$5,466,538
American Financial Group, Inc.	31,196	4,542,761
Brighthouse Financial, Inc. (a) (d)	36,682	1,894,992
CNO Financial Group, Inc.	56,717	1,423,030
First American Financial Corp.	51,709	3,351,777
Hanover Insurance Group, Inc. (The)	16,761	2,506,105
Kemper Corp.	28,200	1,594,428
Kinsale Capital Group, Inc.	10,105	2,304,142
Mercury General Corp.	12,520	688,600
Old Republic International Corp.	134,501	3,479,541
Primerica, Inc.	18,603	2,545,262
Reinsurance Group of America, Inc.	31,643	3,463,643
RenaissanceRe Holdings, Ltd.	20,719	3,284,169
RLI Corp.	18,775	2,077,078
Selective Insurance Group, Inc. (b)	28,359	2,534,160
Unum Group	96,313	3,034,823

		44,191,049

Interactive Media & Services—0.4%
TripAdvisor, Inc. (a) (b)	46,660	1,265,419
Yelp, Inc. (a)	32,332	1,102,845
Ziff Davis, Inc. (a)	22,716	2,198,454

		4,566,718

IT Services—2.2%
Alliance Data Systems Corp.	23,452	1,316,830
Concentrix Corp.	20,210	3,366,178
Euronet Worldwide, Inc. (a) (b)	24,899	3,240,605
Genpact, Ltd.	80,323	3,494,854
Kyndryl Holdings, Inc. (a) (b)	84,468	1,108,220
LiveRamp Holdings, Inc. (a)	32,077	1,199,359
Maximus, Inc.	29,170	2,186,291
Sabre Corp. (a) (b)	152,364	1,741,520
Western Union Co. (The) (b)	185,510	3,476,457
WEX, Inc. (a)	21,113	3,767,615

		24,897,929

Leisure Products—1.2%
Brunswick Corp.	36,318	2,937,763
Callaway Golf Co. (a)	55,205	1,292,901
Mattel, Inc. (a)	165,038	3,665,494
Polaris, Inc. (b)	26,871	2,830,054
YETI Holdings, Inc. (a) (b)	41,286	2,476,334

		13,202,546

Life Sciences Tools & Services—1.5%
Azenta, Inc. (b)	35,291	2,924,918
Bruker Corp.	47,865	3,077,719
Medpace Holdings, Inc. (a)	13,544	2,215,663
Repligen Corp. (a)	24,222	4,555,916
Syneos Health, Inc. (a)	48,847	3,954,165

		16,728,381

Machinery—4.3%
AGCO Corp.	28,907	4,221,289

Machinery—(Continued)
Chart Industries, Inc. (a)	16,781	2,882,472
Colfax Corp. (a)	64,036	2,547,993
Crane Co.	23,515	2,546,204
Donaldson Co., Inc.	58,193	3,021,963
Flowserve Corp.	61,366	2,203,039
Graco, Inc.	80,067	5,582,271
ITT, Inc.	40,324	3,032,768
Kennametal, Inc.	39,142	1,119,853
Lincoln Electric Holdings, Inc.	27,816	3,833,323
Middleby Corp. (The) (a) (b)	26,204	4,295,884
Oshkosh Corp. (b)	31,376	3,157,994
Terex Corp.	32,881	1,172,537
Timken Co. (The)	32,519	1,973,903
Toro Co. (The) (b)	49,420	4,224,916
Trinity Industries, Inc.	38,530	1,323,891
Watts Water Technologies, Inc. - Class A	12,982	1,812,157

		48,952,457

Marine—0.2%
Kirby Corp. (a)	28,317	2,044,204

Media—0.9%
Cable One, Inc. (b)	2,336	3,420,465
John Wiley & Sons, Inc. - Class A	20,510	1,087,645
New York Times Co. (The) - Class A (b)	78,714	3,608,250
TEGNA, Inc.	104,240	2,334,976

		10,451,336

Metals & Mining—3.5%
Alcoa Corp.	86,725	7,807,852
Cleveland-Cliffs, Inc. (a) (b)	225,233	7,254,755
Commercial Metals Co.	57,227	2,381,788
Reliance Steel & Aluminum Co.	29,516	5,411,758
Royal Gold, Inc. (b)	30,920	4,368,378
Steel Dynamics, Inc. (b)	88,812	7,409,585
United States Steel Corp.	122,919	4,638,963
Worthington Industries, Inc. (b)	15,356	789,452

		40,062,531

Multi-Utilities—0.3%
Black Hills Corp.	30,064	2,315,530
NorthWestern Corp.	25,476	1,541,043

		3,856,573

Multiline Retail—0.9%
Kohl’s Corp.	65,554	3,963,395
Macy’s, Inc.	140,979	3,434,248
Nordstrom, Inc. (b)	52,534	1,424,197
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	27,655	1,188,059

		10,009,899

Oil, Gas & Consumable Fuels—2.9%
Antero Midstream Corp. (b)	152,960	1,662,675
CNX Resources Corp. (a)	95,388	1,976,439
DT Midstream, Inc. (a)	45,568	2,472,520

BHFTII-184

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
EQT Corp.	141,709	$4,876,207
Equitrans Midstream Corp.	191,517	1,616,404
HF Sinclair Corp. (a) (b)	70,424	2,806,396
Murphy Oil Corp. (b)	68,398	2,762,595
PDC Energy, Inc.	45,874	3,334,122
Range Resources Corp. (a)	117,671	3,574,845
Targa Resources Corp.	107,864	8,140,496

		33,222,699

Paper & Forest Products—0.2%
Louisiana-Pacific Corp. (b)	41,449	2,574,812

Personal Products—0.3%
BellRing Brands, Inc. (a) (b)	52,601	1,214,031
Coty, Inc. - Class A (a)	162,003	1,456,407
Nu Skin Enterprises, Inc. - Class A	23,470	1,123,744

		3,794,182

Pharmaceuticals—0.6%
Jazz Pharmaceuticals plc (a) (b)	28,957	4,507,736
Perrigo Co. plc	63,018	2,421,782

		6,929,518

Professional Services—1.6%
ASGN, Inc. (a)	24,543	2,864,414
CACI International, Inc. - Class A (a)	10,989	3,310,546
FTI Consulting, Inc. (a) (b)	16,152	2,539,417
Insperity, Inc. (b)	16,795	1,686,554
KBR, Inc.	66,085	3,616,832
ManpowerGroup, Inc.	25,551	2,399,750
Science Applications International Corp.	26,824	2,472,368

		18,889,881

Real Estate Management & Development—0.5%
Jones Lang LaSalle, Inc. (a)	23,775	5,693,162

Road & Rail—1.8%
Avis Budget Group, Inc. (a) (b)	18,880	4,971,104
Knight-Swift Transportation Holdings, Inc.	78,178	3,944,862
Landstar System, Inc.	17,757	2,678,288
Ryder System, Inc. (b)	25,293	2,006,494
Saia, Inc. (a)	12,407	3,025,075
Werner Enterprises, Inc.	28,202	1,156,282
XPO Logistics, Inc. (a)	46,472	3,383,161

		21,165,266

Semiconductors & Semiconductor Equipment—3.6%
Amkor Technology, Inc.	47,228	1,025,792
Cirrus Logic, Inc. (a)	26,985	2,288,058
CMC Materials, Inc.	13,463	2,496,040
First Solar, Inc. (a) (b)	46,582	3,900,777
Lattice Semiconductor Corp. (a)	64,509	3,931,824
MKS Instruments, Inc. (b)	26,126	3,918,900
Power Integrations, Inc. (b)	27,868	2,582,806
Semtech Corp. (a)	30,355	2,104,816

Semiconductors & Semiconductor Equipment—(Continued)
Silicon Laboratories, Inc. (a) (b)	17,994	2,702,699
SiTime Corp. (a)	7,061	1,749,857
SunPower Corp. (a) (b)	39,115	840,190
Synaptics, Inc. (a) (b)	18,619	3,714,490
Universal Display Corp.	20,424	3,409,787
Wolfspeed, Inc. (a) (b)	58,214	6,628,246

		41,294,282

Software—3.6%
ACI Worldwide, Inc. (a)	55,382	1,743,979
Aspen Technology, Inc. (a)	31,403	5,193,114
Blackbaud, Inc. (a)	21,060	1,260,862
CDK Global, Inc.	55,014	2,678,081
CommVault Systems, Inc. (a)	20,991	1,392,753
Digital Turbine, Inc. (a)	41,565	1,820,963
Envestnet, Inc. (a) (b)	25,741	1,916,160
Fair Isaac Corp. (a)	12,380	5,774,775
Manhattan Associates, Inc. (a)	29,751	4,126,761
Mimecast, Ltd. (a)	29,330	2,333,495
NCR Corp. (a) (b)	62,182	2,499,095
Paylocity Holding Corp. (a)	18,692	3,846,253
Qualys, Inc. (a) (b)	15,729	2,239,967
SailPoint Technologies Holding, Inc. (a) (b)	43,934	2,248,542
Teradata Corp. (a) (b)	51,112	2,519,310

		41,594,110

Specialty Retail—3.0%
American Eagle Outfitters, Inc. (b)	72,285	1,214,388
AutoNation, Inc. (a)	18,833	1,875,390
Dick’s Sporting Goods, Inc. (b)	29,636	2,964,193
Five Below, Inc. (a) (b)	26,392	4,179,701
Foot Locker, Inc. (b)	41,134	1,220,035
GameStop Corp. - Class A (a) (b)	29,133	4,852,975
Gap, Inc. (The) (b)	100,264	1,411,717
Lithia Motors, Inc.	14,265	4,281,212
Murphy USA, Inc.	10,807	2,160,968
RH (a) (b)	8,192	2,671,329
Urban Outfitters, Inc. (a)	30,894	775,748
Victoria’s Secret & Co. (a) (b)	34,222	1,757,642
Williams-Sonoma, Inc. (b)	34,368	4,983,360

		34,348,658

Technology Hardware, Storage & Peripherals—0.1%
Xerox Holdings Corp.	57,817	1,166,169

Textiles, Apparel & Luxury Goods—1.5%
Capri Holdings, Ltd. (a)	69,538	3,573,558
Carter’s, Inc.	19,911	1,831,613
Columbia Sportswear Co.	16,283	1,474,100
Crocs, Inc. (a)	27,721	2,117,884
Deckers Outdoor Corp. (a) (c)	12,833	3,513,290
Hanesbrands, Inc. (b)	164,503	2,449,450
Skechers USA, Inc. - Class A (a)	63,549	2,590,257

		17,550,152

BHFTII-185

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Thrifts & Mortgage Finance—0.7%
Essent Group, Ltd.	52,022	$2,143,827
MGIC Investment Corp.	150,903	2,044,736
New York Community Bancorp, Inc. (b)	219,059	2,348,312
Washington Federal, Inc. (b)	30,725	1,008,394

		7,545,269

Trading Companies & Distributors—1.0%
GATX Corp. (b)	16,723	2,062,448
MSC Industrial Direct Co., Inc. - Class A	22,205	1,892,088
Univar Solutions, Inc. (a)	80,534	2,588,363
Watsco, Inc.	15,558	4,739,589

		11,282,488

Water Utilities—0.5%
Essential Utilities, Inc. (b)	108,346	5,539,731

Total Common Stocks (Cost $756,905,330)		1,093,665,406

Mutual Funds—3.1%

Investment Companies—3.1%
SPDR S&P MidCap 400 ETF Trust (Cost $34,648,865)	71,300	34,969,085

Short-Term Investment—1.4%

U.S. Treasury—1.4%
U.S. Treasury Bill 0.149%, 05/10/22 (e)	16,400,000	16,396,736

Total Short-Term Investments (Cost $16,397,317)		16,396,736

Securities Lending Reinvestments (f)—13.0%

Certificates of Deposit—4.0%
Bank of Montreal 0.300%, 06/02/22	4,000,000	3,997,064
Bank of Nova Scotia 0.320%, 06/07/22	2,000,000	1,998,368
Barclays Bank plc 0.180%, 04/07/22	5,000,000	4,999,815
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (g)	2,000,000	1,997,184
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (g)	3,000,000	2,995,546
0.770%, SOFR + 0.500%, 03/03/23 (g)	2,000,000	2,001,270
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (g)	5,000,000	5,000,000
Credit Agricole S.A. 0.590%, 05/24/22	3,000,000	2,999,640

Certificates of Deposit—(Continued)
Credit Industriel et Commercial Zero Coupon, 04/14/22	3,000,000	2,999,490
Credit Suisse Group AG 0.830%, 06/03/22	5,000,000	5,000,920
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (g)	2,000,000	1,997,452
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	700,000	699,881
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (g)	4,000,000	3,996,092
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 04/19/22	3,000,000	2,999,250
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (g)	2,000,000	1,993,746

		45,675,718

Commercial Paper—0.4%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (g)	3,000,000	3,001,197
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (g)	1,000,000	999,231

		4,000,428

Repurchase Agreements—7.6%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $5,002,917; collateralized by various Common Stock with an aggregate market value of $5,557,284.	5,000,000	5,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $2,947,441; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $3,006,368.	2,947,419	2,947,419
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $2,000,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $2,116,839.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $3,001,750; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $3,155,671.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $5,350,305.	5,000,000	5,000,000

BHFTII-186

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $3,600,030; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $3,672,001.	3,600,000	$3,600,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $5,200,324; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $5,306,958.	5,200,000	5,200,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $11,100,971; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $12,274,366.	11,100,000	11,100,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $11,103,766.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $2,000,189; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $2,220,753.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $6,200,062; collateralized by various Common Stock with an aggregate market value of $6,889,458.	6,200,000	6,200,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $3,300,035; collateralized by various Common Stock with an aggregate market value of $3,666,970.	3,300,000	3,300,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $10,000,114; collateralized by various Common Stock with an aggregate market value of $11,112,897.	10,000,000	10,000,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,500,204; collateralized by various Common Stock with an aggregate market value of $2,778,224.	2,500,000	2,500,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $10,000,111; collateralized by various Common Stock with an aggregate market value of $11,424,269.	10,000,000	10,000,000

		86,847,419

Time Deposit—0.4%
Skandi (NY) 0.300%, 04/01/22	5,000,000	5,000,000

Mutual Funds—0.6%
AB Government Money Market Portfolio, Institutional Class 0.190%, 04/01/22 (h)	5,000,000	5,000,000
Fidelity Government Portfolio, Class I 0.120%, 04/01/22 (h)	2,000,000	2,000,000

		7,000,000

Total Securities Lending Reinvestments (Cost $148,546,922)		148,523,565

Total Investments—113.0% (Cost $956,498,434)		1,293,554,792
Other assets and liabilities (net)—(13.0)%		(148,867,242)

Net Assets—100.0%		$1,144,687,550

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $144,683,170 and the collateral received consisted of cash in the amount of $148,541,504 and non-cash collateral with a value of $1,509,049. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $3,037,640.
(d)	Affiliated Issuer.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

BHFTII-187

Brighthouse Funds Trust II

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P Midcap 400 Index E-Mini Futures	06/17/22	57	USD	15,328,440	$578,462

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,093,665,406	$—	$—	$1,093,665,406
Total Mutual Funds*	34,969,085	—	—	34,969,085
Total Short-Term Investment*	—	16,396,736	—	16,396,736
Securities Lending Reinvestments
Certificates of Deposit	—	45,675,718	—	45,675,718
Commercial Paper	—	4,000,428	—	4,000,428
Repurchase Agreements	—	86,847,419	—	86,847,419
Time Deposit	—	5,000,000	—	5,000,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	141,523,565	—	148,523,565
Total Investments	$1,135,634,491	$157,920,301	$—	$1,293,554,792

Collateral for Securities Loaned (Liability)	$—	$(148,541,504)	$—	$(148,541,504)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$578,462	$—	$—	$578,462

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-188

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—94.9% of Net Assets

Security Description	Shares	Value

Australia—7.6%
Ampol, Ltd.	18,604	$424,264
APA Group	77,620	617,711
Aristocrat Leisure, Ltd.	38,272	1,041,279
ASX, Ltd.	13,079	796,704
Aurizon Holdings, Ltd.	132,266	364,475
Australia & New Zealand Banking Group, Ltd.	190,145	3,910,313
BGP Holdings plc (a) (b) (c)	713,624	0
BHP Group, Ltd.	335,049	13,096,350
BlueScope Steel, Ltd.	33,509	519,634
Brambles, Ltd.	91,149	674,519
Cochlear, Ltd.	4,353	727,773
Coles Group, Ltd.	88,152	1,179,116
Commonwealth Bank of Australia	112,937	8,899,516
Computershare, Ltd.	39,599	727,031
Crown Resorts, Ltd. (b)	29,464	281,038
CSL, Ltd.	31,480	6,273,969
Dexus (REIT)	77,269	631,058
Domino’s Pizza Enterprises, Ltd.	4,255	278,215
Endeavour Group, Ltd.	89,555	488,957
Evolution Mining, Ltd.	118,939	387,839
Fortescue Metals Group, Ltd.	115,617	1,780,522
Goodman Group (REIT)	115,041	1,960,862
GPT Group (The) (REIT)	137,557	530,995
IDP Education, Ltd.	14,103	330,079
Insurance Australia Group, Ltd.	171,814	561,496
LendLease Corp,Ltd. (REIT)	48,652	405,786
Macquarie Group, Ltd.	22,430	3,386,061
Medibank Private, Ltd.	194,632	447,249
Mineral Resources, Ltd.	11,249	441,288
Mirvac Group (REIT)	198,413	368,604
National Australia Bank, Ltd.	216,578	5,221,050
Newcrest Mining, Ltd.	53,581	1,067,435
Northern Star Resources, Ltd.	79,868	635,231
Orica, Ltd.	24,591	292,252
Origin Energy, Ltd.	123,597	573,960
Qantas Airways, Ltd. (b)	58,443	225,334
QBE Insurance Group, Ltd.	90,383	773,034
Ramsay Health Care, Ltd.	13,525	657,344
REA Group, Ltd.	2,790	279,945
Reece, Ltd.	20,424	289,151
Rio Tinto, Ltd.	24,091	2,141,619
Santos, Ltd.	208,207	1,201,471
Scentre Group (REIT)	297,059	675,121
Seek, Ltd.	23,745	524,339
Sonic Healthcare, Ltd.	27,367	723,183
South32, Ltd.	315,794	1,180,121
Stockland (REIT)	162,137	513,622
Suncorp Group, Ltd.	92,883	770,760
Tabcorp Holdings, Ltd.	153,298	610,057
Telstra Corp., Ltd.	240,920	713,014
Transurban Group	196,741	1,989,110
Treasury Wine Estates, Ltd.	53,467	459,607
Vicinity Centres (REIT)	150,225	208,448
Washington H Soul Pattinson & Co., Ltd.	14,627	311,713
Wesfarmers, Ltd.	76,356	2,879,201
Westpac Banking Corp.	239,905	4,335,492

Australia—(Continued)
WiseTech Global, Ltd.	10,682	403,851
Woodside Petroleum, Ltd.	61,175	1,464,761
Woolworths Group, Ltd.	78,303	2,182,577

		84,835,506

Austria—0.2%
Erste Group Bank AG	21,338	778,371
OMV AG	9,828	471,349
Raiffeisen Bank International AG	9,390	133,505
Verbund AG	4,951	524,319
voestalpine AG	7,917	236,540

		2,144,084

Belgium—0.8%
Ageas SA	12,505	632,962
Anheuser-Busch InBev S.A.	57,689	3,480,166
Elia Group S.A.	2,253	345,871
Groupe Bruxelles Lambert S.A.	6,450	672,766
KBC Group NV	17,056	1,233,757
Proximus SADP	11,920	223,140
Sofina S.A.	1,124	409,974
Solvay S.A.	5,192	514,134
UCB S.A.	8,488	1,021,998
Umicore S.A.	13,317	578,585

		9,113,353

Chile—0.1%
Antofagasta plc	26,957	589,984

China—0.5%
BOC Hong Kong Holdings, Ltd.	230,965	869,291
Budweiser Brewing Co. APAC, Ltd.	120,500	319,876
Chow Tai Fook Jewellery Group, Ltd.	143,000	259,063
ESR Cayman, Ltd. (b)	122,000	377,780
Prosus NV	60,480	3,220,175
SITC International Holdings Co., Ltd.	93,000	328,369

		5,374,554

Denmark—2.6%
Ambu A/S - Class B (d)	11,908	175,893
AP Moller - Maersk A/S - Class A	226	671,733
AP Moller - Maersk A/S - Class B	398	1,206,585
Carlsberg AS - Class B	6,055	743,566
Chr Hansen Holding A/S	7,473	552,350
Coloplast A/S - Class B	7,704	1,173,553
Danske Bank A/S	48,462	805,549
Demant A/S (b)	7,349	334,370
DSV A/S	13,653	2,625,814
Genmab A/S (b)	4,091	1,490,601
GN Store Nord AS	8,231	404,007
Novo Nordisk A/S - Class B	111,451	12,414,370
Novozymes A/S - B Shares	13,878	955,338
Orsted A/S	12,362	1,565,667
Pandora A/S	7,026	668,582

BHFTII-189

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Rockwool International A/S - B Shares	585	$194,340
Tryg A/S	25,298	616,898
Vestas Wind Systems A/S	63,552	1,887,257

		28,486,473

Finland—1.1%
Elisa Oyj	8,457	512,650
Fortum Oyj (d)	30,377	554,634
Kesko Oyj - B Shares	19,815	550,078
Kone Oyj - Class B	22,998	1,211,500
Neste Oyj (d)	28,819	1,320,499
Nokia Oyj (b)	361,104	1,999,339
Nordea Bank Abp	213,731	2,220,545
Orion Oyj - Class B (d)	8,084	368,949
Sampo Oyj - A Shares	31,188	1,531,154
Stora Enso Oyj - R Shares	40,497	796,962
UPM-Kymmene Oyj	33,433	1,097,251
Wartsila Oyj Abp	31,392	288,374

		12,451,935

France—10.5%
Accor S.A. (b)	12,886	415,341
Adevinta ASA (b)	17,802	163,310
Aeroports de Paris (b)	2,209	332,737
Air Liquide S.A.	31,087	5,469,800
Airbus SE (b)	38,780	4,714,596
Alstom S.A.	21,565	505,611
Amundi S.A.	4,463	306,287
Arkema S.A.	3,712	445,414
AXA S.A.	127,528	3,745,864
BioMerieux	3,058	327,828
BNP Paribas S.A.	73,625	4,216,259
Bollore SE	61,874	325,059
Bouygues S.A.	15,150	531,197
Bureau Veritas S.A.	19,740	567,102
Capgemini SE	10,405	2,327,913
Carrefour S.A.	42,889	935,805
Cie de Saint-Gobain	33,751	2,020,146
Cie Generale des Etablissements Michelin	11,638	1,581,307
CNP Assurances	10,520	255,113
Covivio (REIT)	3,163	252,403
Credit Agricole S.A.	81,913	984,288
Danone S.A.	43,567	2,413,899
Dassault Aviation S.A.	1,830	292,621
Dassault Systemes SE	42,518	2,107,195
Edenred	17,436	866,946
Eiffage S.A.	5,728	590,503
Electricite de France S.A. (d)	31,130	294,983
Engie S.A.	116,940	1,541,766
EssilorLuxottica S.A.	19,181	3,521,655
Eurazeo S.E.	2,867	242,343
Faurecia SE (d)	8,085	210,360
Gecina S.A. (REIT)	3,288	416,104
Getlink SE	32,808	594,267
Hermes International	2,091	2,982,996

France—(Continued)
Ipsen S.A.	2,947	370,265
Kering S.A.	5,036	3,199,637
Klepierre S.A. (REIT)	12,682	339,141
L’Oreal S.A.	16,571	6,671,180
La Francaise des Jeux SAEM	6,363	253,671
Legrand S.A.	17,126	1,637,537
LVMH Moet Hennessy Louis Vuitton SE	18,377	13,161,412
Orange S.A.	128,034	1,522,726
Pernod Ricard S.A.	13,684	3,018,567
Publicis Groupe S.A.	15,420	942,130
Remy Cointreau S.A.	1,206	249,915
Renault S.A. (b)	14,189	373,041
Safran S.A.	22,701	2,683,489
Sanofi	75,284	7,722,204
Sartorius Stedim Biotech	1,739	716,848
Schneider Electric SE	36,097	6,061,496
SEB S.A.	1,989	279,051
Societe Generale S.A.	53,796	1,447,461
Sodexo S.A. (d)	6,495	530,334
Teleperformance	3,877	1,486,933
Thales S.A.	7,807	991,532
TotalEnergies SE	165,648	8,453,398
UBISOFT Entertainment S.A. (b)	7,194	318,538
Unibail-Rodamco-Westfield (REIT) (b)	7,986	600,910
Valeo	15,665	289,476
Veolia Environnement S.A.	42,002	1,348,011
Vinci S.A.	35,857	3,687,145
Vivendi SE	49,997	656,309
Wendel S.E.	1,813	185,535
Worldline S.A. (b)	15,808	689,292

		116,386,202

Germany—7.4%
Adidas AG	12,880	3,025,092
Allianz SE	26,818	6,441,041
Aroundtown S.A.	63,611	367,508
BASF SE	60,446	3,466,863
Bayer AG	64,288	4,423,853
Bayerische Motoren Werke AG	21,740	1,893,889
Bechtle AG	5,943	337,327
Beiersdorf AG	7,042	744,264
Brenntag SE	9,778	795,214
Carl Zeiss Meditec AG	2,898	472,622
Commerzbank AG (b)	70,392	540,583
Continental AG	7,262	526,847
Covestro AG	13,256	673,677
Daimler Truck Holding AG (b)	28,970	809,473
Delivery Hero SE (b)	11,033	488,799
Deutsche Bank AG	133,660	1,716,590
Deutsche Boerse AG	12,471	2,253,236
Deutsche Lufthansa AG (b) (d)	35,564	289,985
Deutsche Post AG	65,921	3,183,744
Deutsche Telekom AG	214,518	4,029,762
E.ON SE	144,559	1,690,903
Evonik Industries AG	12,954	362,241

BHFTII-190

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Fresenius Medical Care AG & Co. KGaA	13,633	$919,554
Fresenius SE & Co. KGaA	27,953	1,034,514
GEA Group AG	11,736	487,696
Hannover Rueck SE	4,237	725,800
HeidelbergCement AG	10,711	616,119
HelloFresh SE (b)	10,721	487,252
Henkel AG & Co. KGaA	6,878	458,535
Infineon Technologies AG	84,294	2,896,433
KION Group AG	5,070	339,112
Knorr-Bremse AG	5,273	407,455
LANXESS AG	5,571	247,801
LEG Immobilien SE	5,050	580,057
Mercedes-Benz Group AG	56,049	3,959,470
Merck KGaA	8,617	1,815,090
MTU Aero Engines AG	3,171	741,034
Muenchener Rueckversicherungs-Gesellschaft AG	9,297	2,504,761
Nemetschek SE	4,238	413,490
Puma SE	7,160	614,677
Rational AG	371	258,917
RWE AG	41,461	1,818,923
SAP SE	69,112	7,756,364
Scout24 SE	5,930	342,138
Siemens AG	50,180	6,993,280
Siemens Energy AG (b)	28,411	652,909
Siemens Healthineers AG	19,718	1,229,760
Symrise AG	8,326	1,005,343
Telefonica Deutschland Holding AG	73,147	200,948
Uniper SE	6,428	166,277
United Internet AG	4,835	167,251
Volkswagen AG	1,994	499,693
Vonovia SE	49,461	2,326,039
Zalando SE (b)	15,086	770,214

		81,970,419

Hong Kong—2.5%
AIA Group, Ltd.	801,400	8,392,239
CK Asset Holdings, Ltd.	126,940	867,810
CK Hutchison Holdings, Ltd.	176,440	1,293,912
CK Infrastructure Holdings, Ltd.	49,500	331,305
CLP Holdings, Ltd.	111,377	1,085,619
Galaxy Entertainment Group, Ltd.	152,000	903,598
Hang Lung Properties, Ltd.	142,000	285,764
Hang Seng Bank, Ltd.	54,200	1,042,815
Henderson Land Development Co., Ltd.	100,311	416,545
HK Electric Investments & HK Electric Investments, Ltd.	39,000	38,080
HKT Trust & HKT, Ltd.	163,980	225,100
Hong Kong & China Gas Co., Ltd.	759,531	918,962
Hong Kong Exchanges & Clearing, Ltd.	78,700	3,709,793
Hongkong Land Holdings, Ltd.	86,500	421,960
Jardine Matheson Holdings, Ltd.	14,300	784,329
Link REIT (REIT)	148,541	1,266,381
MTR Corp., Ltd.	110,500	596,491
New World Development Co., Ltd.	115,926	470,834
Power Assets Holdings, Ltd.	93,049	606,244
Sino Land Co., Ltd.	233,600	301,668

Hong Kong—(Continued)
Sun Hung Kai Properties, Ltd.	83,250	991,928
Swire Pacific, Ltd. - Class A	36,817	224,720
Swire Properties, Ltd.	83,600	207,325
Techtronic Industries Co., Ltd.	94,500	1,522,744
WH Group, Ltd.	564,000	354,898
Wharf Real Estate Investment Co., Ltd.	117,976	583,137
Xinyi Glass Holdings, Ltd.	128,000	307,568

		28,151,769

Ireland—0.7%
AerCap Holdings NV (b)	9,000	452,520
CRH plc	52,050	2,096,118
Flutter Entertainment plc (b)	11,454	1,321,440
James Hardie Industries plc	30,071	908,155
Kerry Group plc - Class A	10,420	1,171,000
Kingspan Group plc	9,603	938,733
Smurfit Kappa Group plc	16,402	731,188

		7,619,154

Israel—0.7%
Azrieli Group, Ltd.	3,090	271,094
Bank Hapoalim B.M.	79,475	783,542
Bank Leumi Le-Israel B.M.	98,212	1,054,262
Check Point Software Technologies, Ltd. (b)	7,600	1,050,776
CyberArk Software, Ltd. (b) (d)	2,700	455,625
Elbit Systems, Ltd.	1,811	396,436
ICL Group, Ltd.	48,759	579,653
Israel Discount Bank, Ltd. - Class A	83,247	517,226
Kornit Digital, Ltd. (b)	3,100	256,339
Mizrahi Tefahot Bank, Ltd.	9,874	384,078
Nice, Ltd. (b)	4,264	933,391
Teva Pharmaceutical Industries, Ltd. (ADR) (b)	75,753	711,321
Wix.com, Ltd. (b)	3,600	376,056

		7,769,799

Italy—1.9%
Amplifon S.p.A.	9,033	405,675
Assicurazioni Generali S.p.A.	74,881	1,723,308
Atlantia S.p.A.	36,067	754,378
Davide Campari-Milano NV	36,167	423,125
DiaSorin S.p.A.	1,857	292,455
Enel S.p.A.	530,048	3,560,164
Eni S.p.A.	165,402	2,439,003
Ferrari NV	8,221	1,808,263
FinecoBank Banca Fineco S.p.A.	42,655	651,583
Infrastrutture Wireless Italiane S.p.A.	24,381	275,004
Intesa Sanpaolo S.p.A.	1,101,259	2,531,720
Mediobanca Banca di Credito Finanziario S.p.A.	44,816	456,704
Moncler S.p.A.	13,551	759,018
Nexi S.p.A. (b)	32,431	376,780
Poste Italiane S.p.A.	29,264	333,897
Prysmian S.p.A.	17,303	592,811
Recordati Industria Chimica e Farmaceutica S.p.A.	5,644	285,379
Snam S.p.A.	137,424	798,213

BHFTII-191

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Telecom Italia S.p.A.	331,993	$122,609
Terna - Rete Elettrica Nazionale	98,855	855,134
UniCredit S.p.A.	142,045	1,542,528

		20,987,751

Japan—21.2%
Advantest Corp.	13,500	1,062,079
Aeon Co., Ltd.	43,500	930,810
AGC, Inc.	12,900	517,120
Aisin Corp. (d)	11,100	380,401
Ajinomoto Co., Inc.	33,000	939,920
ANA Holdings, Inc. (b) (d)	8,400	175,897
Asahi Group Holdings, Ltd.	30,500	1,110,589
Asahi Intecc Co., Ltd.	14,200	278,681
Asahi Kasei Corp.	85,900	745,812
Astellas Pharma, Inc.	120,300	1,891,533
Azbil Corp. (d)	9,100	304,012
Bandai Namco Holdings, Inc.	13,500	1,025,765
Bridgestone Corp.	36,400	1,412,969
Brother Industries, Ltd. (d)	16,400	299,546
Canon, Inc.	68,400	1,670,044
Capcom Co., Ltd.	13,000	315,320
Central Japan Railway Co. (d)	9,800	1,281,152
Chiba Bank, Ltd. (The) (d)	39,400	232,940
Chubu Electric Power Co., Inc. (d)	45,700	474,904
Chugai Pharmaceutical Co., Ltd.	42,700	1,432,324
Concordia Financial Group, Ltd. (d)	73,300	274,271
Cosmos Pharmaceutical Corp.	1,500	182,748
CyberAgent, Inc.	29,600	368,106
Dai Nippon Printing Co., Ltd. (d)	13,000	306,251
Dai-ichi Life Holdings, Inc.	65,300	1,332,458
Daifuku Co., Ltd. (d)	7,400	530,226
Daiichi Sankyo Co., Ltd.	113,100	2,488,700
Daikin Industries, Ltd.	16,700	3,049,795
Daito Trust Construction Co., Ltd.	4,600	489,525
Daiwa House Industry Co., Ltd.	37,400	980,041
Daiwa House REIT Investment Corp. (REIT)	136	367,064
Daiwa Securities Group, Inc. (d)	102,200	580,421
Denso Corp. (d)	27,700	1,772,891
Dentsu Group, Inc.	14,400	590,628
Disco Corp.	1,900	531,582
East Japan Railway Co.	20,100	1,170,112
Eisai Co., Ltd.	14,000	650,753
ENEOS Holdings, Inc. (d)	179,800	677,814
FANUC Corp.	12,700	2,240,118
Fast Retailing Co., Ltd.	3,700	1,906,504
Fuji Electric Co., Ltd.	8,600	430,209
FUJIFILM Holdings Corp.	23,700	1,454,250
Fujitsu, Ltd.	12,500	1,869,132
GLP J-REIT	268	409,143
GMO Payment Gateway, Inc.	3,000	307,193
Hakuhodo DY Holdings, Inc. (d)	17,600	221,831
Hamamatsu Photonics KK	9,600	512,464
Hankyu Hanshin Holdings, Inc.	16,400	475,801
Hikari Tsushin, Inc.	1,500	171,366
Hino Motors, Ltd. (d)	19,600	115,023

Japan—(Continued)
Hirose Electric Co., Ltd. (d)	2,415	351,968
Hitachi Construction Machinery Co., Ltd. (d)	8,900	231,320
Hitachi Metals, Ltd. (b)	13,800	231,594
Hitachi, Ltd.	64,400	3,236,690
Honda Motor Co., Ltd. (d)	106,900	3,046,828
Hoshizaki Corp.	4,100	282,057
Hoya Corp.	24,800	2,838,481
Hulic Co., Ltd.	25,800	232,346
Ibiden Co., Ltd.	7,800	383,761
Idemitsu Kosan Co., Ltd.	14,768	408,656
Iida Group Holdings Co., Ltd.	12,700	220,496
Inpex Corp.	71,100	846,816
Isuzu Motors, Ltd.	39,100	506,661
Ito En, Ltd.	4,000	196,853
ITOCHU Corp. (d)	78,000	2,653,877
Itochu Techno-Solutions Corp.	7,100	181,889
Japan Airlines Co., Ltd. (b)	8,400	156,813
Japan Exchange Group, Inc.	31,100	581,220
Japan Metropolitan Fund Invest (REIT)	494	418,687
Japan Post Bank Co., Ltd. (d)	30,800	248,809
Japan Post Holdings Co., Ltd.	152,600	1,124,282
Japan Post Insurance Co., Ltd.	16,000	280,727
Japan Real Estate Investment Corp. (REIT)	85	446,740
Japan Tobacco, Inc.	82,800	1,421,645
JFE Holdings, Inc.	35,100	495,439
JSR Corp. (d)	14,400	425,865
Kajima Corp. (d)	32,000	390,884
Kakaku.com, Inc.	10,700	240,030
Kansai Electric Power Co., Inc. (The) (d)	49,800	471,265
Kansai Paint Co., Ltd.	11,900	191,770
Kao Corp.	31,800	1,309,371
KDDI Corp. (d)	104,900	3,455,938
Keio Corp. (d)	6,700	262,356
Keisei Electric Railway Co., Ltd.	10,000	279,151
Keyence Corp.	12,800	5,968,974
Kikkoman Corp. (d)	10,200	677,588
Kintetsu Group Holdings Co., Ltd. (d)	12,612	361,908
Kirin Holdings Co., Ltd.	51,100	766,535
Kobayashi Pharmaceutical Co., Ltd.	3,600	289,475
Kobe Bussan Co., Ltd.	9,200	283,458
Koito Manufacturing Co., Ltd.	7,700	312,666
Komatsu, Ltd.	55,400	1,333,358
Konami Holdings Corp. (d)	4,800	304,308
Kose Corp.	2,300	241,277
Kubota Corp.	67,200	1,263,653
Kurita Water Industries, Ltd.	7,100	262,851
Kyocera Corp.	21,800	1,229,035
Kyowa Kirin Co., Ltd.	15,200	353,706
Lasertec Corp.	5,100	860,005
Lion Corp.	15,900	177,777
Lixil Corp. (d)	19,000	354,635
M3, Inc.	29,000	1,052,710
Makita Corp. (d)	15,900	510,788
Marubeni Corp. (d)	105,900	1,239,203
Mazda Motor Corp.	43,000	319,054
McDonald’s Holdings Co. Japan, Ltd.	5,400	225,592

BHFTII-192

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Medipal Holdings Corp. (d)	9,400	$155,375
MEIJI Holdings Co., Ltd. (d)	7,300	397,093
Mercari, Inc. (b)	5,800	150,859
MINEBEA MITSUMI, Inc. (d)	26,300	574,639
MISUMI Group, Inc.	19,300	575,973
Mitsubishi Chemical Holdings Corp. (d)	90,400	603,317
Mitsubishi Corp. (d)	82,700	3,125,348
Mitsubishi Electric Corp.	115,900	1,337,996
Mitsubishi Estate Co., Ltd.	75,800	1,130,726
Mitsubishi Gas Chemical Co., Inc. (d)	11,500	195,837
Mitsubishi HC Capital, Inc.	36,000	168,060
Mitsubishi Heavy Industries, Ltd. (d)	23,100	763,038
Mitsubishi UFJ Financial Group, Inc. (d)	791,788	4,929,546
Mitsui & Co., Ltd.	105,517	2,882,896
Mitsui Chemicals, Inc.	12,700	320,883
Mitsui Fudosan Co., Ltd.	61,200	1,313,311
Mitsui OSK Lines, Ltd. (d)	22,800	634,846
Miura Co., Ltd. (d)	6,500	160,792
Mizuho Financial Group, Inc.	156,550	2,009,854
MonotaRO Co., Ltd.	18,400	395,490
MS&AD Insurance Group Holdings, Inc.	28,400	925,501
Murata Manufacturing Co., Ltd.	37,700	2,499,679
NEC Corp.	15,600	656,412
Nexon Co., Ltd.	31,800	763,240
NGK Insulators, Ltd. (d)	19,300	276,373
Nidec Corp.	30,000	2,383,920
Nihon M&A Center Holdings, Inc.	22,000	306,643
Nintendo Co., Ltd.	7,400	3,744,993
Nippon Building Fund, Inc. (REIT)	102	580,972
Nippon Express Holdings, Inc.	5,900	406,771
Nippon Paint Holdings Co., Ltd.	54,000	475,282
Nippon Prologis REIT, Inc.	143	419,507
Nippon Sanso Holdings Corp.	9,600	182,963
Nippon Shinyaku Co., Ltd.	3,200	218,233
Nippon Steel Corp. (d)	56,300	1,001,068
Nippon Telegraph & Telephone Corp.	79,200	2,308,224
Nippon Yusen KK	11,100	972,975
Nissan Chemical Corp. (d)	7,300	429,734
Nissan Motor Co., Ltd. (b)	133,900	597,865
Nisshin Seifun Group, Inc. (d)	15,700	219,840
Nissin Foods Holdings Co., Ltd. (d)	4,700	331,038
Nitori Holdings Co., Ltd.	4,800	604,605
Nitto Denko Corp.	9,300	668,510
Nomura Holdings, Inc. (d)	184,800	776,730
Nomura Real Estate Holdings, Inc.	9,500	228,191
Nomura Real Estate Master Fund, Inc. (REIT)	296	392,543
Nomura Research Institute, Ltd.	20,800	682,315
NTT Data Corp.	43,680	859,300
Obayashi Corp.	45,500	335,570
Obic Co., Ltd.	4,200	631,214
Odakyu Electric Railway Co., Ltd. (d)	20,800	346,419
Oji Holdings Corp. (d)	61,700	307,664
Olympus Corp. (d)	71,400	1,360,564
Omron Corp.	12,600	842,603
Ono Pharmaceutical Co., Ltd.	26,000	654,942
Open House Group Co., Ltd. (d)	5,600	248,549

Japan—(Continued)
Oracle Corp. Japan	3,000	208,963
Oriental Land Co., Ltd. (d)	13,000	2,489,444
ORIX Corp.	81,700	1,635,553
Orix JREIT, Inc.	185	251,556
Osaka Gas Co., Ltd.	21,200	365,057
Otsuka Corp.	7,400	263,570
Otsuka Holdings Co., Ltd.	23,800	825,775
Pan Pacific International Holdings Corp.	26,000	418,260
Panasonic Corp.	140,000	1,359,856
Persol Holdings Co., Ltd.	13,400	301,272
Rakuten Group, Inc.	61,500	486,290
Recruit Holdings Co., Ltd.	88,400	3,881,548
Renesas Electronics Corp. (b)	82,000	951,689
Resona Holdings, Inc. (d)	143,200	615,060
Ricoh Co., Ltd. (d)	48,600	422,913
Rinnai Corp.	2,800	210,268
Rohm Co., Ltd.	5,000	389,777
Ryohin Keikaku Co., Ltd.	18,000	210,553
Santen Pharmaceutical Co., Ltd.	27,500	276,116
SBI Holdings, Inc. (d)	16,511	418,519
SCSK Corp.	11,700	201,102
Secom Co., Ltd.	14,200	1,031,979
Seiko Epson Corp. (d)	20,000	300,757
Sekisui Chemical Co., Ltd.	25,900	372,068
Sekisui House, Ltd.	37,700	733,184
Seven & i Holdings Co., Ltd.	49,000	2,338,442
SG Holdings Co., Ltd. (d)	23,200	438,541
Shimadzu Corp.	15,600	538,798
Shimano, Inc.	5,100	1,170,058
Shimizu Corp. (d)	39,000	235,096
Shin-Etsu Chemical Co., Ltd.	23,800	3,637,676
Shionogi & Co., Ltd. (d)	18,100	1,114,933
Shiseido Co., Ltd.	25,500	1,296,252
Shizuoka Bank, Ltd. (The) (d)	25,000	177,084
SMC Corp.	3,800	2,128,733
SoftBank Corp. (d)	188,100	2,205,085
SoftBank Group Corp.	78,900	3,559,367
Sohgo Security Services Co., Ltd.	4,800	157,220
Sompo Holdings, Inc. (d)	21,699	957,348
Sony Group Corp.	83,500	8,644,033
Square Enix Holdings Co., Ltd.	6,500	288,601
Stanley Electric Co., Ltd.	9,700	183,734
Subaru Corp. (d)	37,600	599,108
SUMCO Corp.	22,600	371,929
Sumitomo Chemical Co., Ltd. (d)	105,400	484,615
Sumitomo Corp. (d)	70,200	1,220,958
Sumitomo Electric Industries, Ltd. (d)	45,834	546,747
Sumitomo Metal Mining Co., Ltd. (d)	16,600	840,700
Sumitomo Mitsui Financial Group, Inc. (d)	87,000	2,784,887
Sumitomo Mitsui Trust Holdings, Inc.	23,126	757,786
Sumitomo Realty & Development Co., Ltd. (d)	22,600	626,566
Suntory Beverage & Food, Ltd.	10,400	397,765
Suzuki Motor Corp. (d)	23,000	790,771
Sysmex Corp.	10,800	786,594
T&D Holdings, Inc.	39,400	536,139
Taisei Corp.	14,500	420,428

BHFTII-193

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Takeda Pharmaceutical Co., Ltd. (d)	104,048	$2,986,792
TDK Corp.	26,300	952,441
Terumo Corp.	41,500	1,260,638
TIS, Inc.	16,500	387,081
Tobu Railway Co., Ltd.	14,600	356,286
Toho Co., Ltd.	8,500	322,336
Tokio Marine Holdings, Inc. (d)	40,900	2,385,987
Tokyo Electric Power Co. Holdings, Inc. (b)	108,500	359,797
Tokyo Electron, Ltd.	10,000	5,150,184
Tokyo Gas Co., Ltd.	26,000	477,710
Tokyu Corp.	37,500	488,539
TOPPAN, Inc. (d)	20,500	363,252
Toray Industries, Inc.	74,300	388,421
Toshiba Corp. (d)	25,100	955,301
Tosoh Corp.	18,900	280,339
TOTO, Ltd.	10,400	419,006
Toyo Suisan Kaisha, Ltd.	6,000	215,208
Toyota Industries Corp.	10,200	704,177
Toyota Motor Corp.	702,100	12,614,895
Toyota Tsusho Corp.	15,500	639,692
Trend Micro, Inc.	8,900	521,092
Tsuruha Holdings, Inc.	2,900	184,733
Unicharm Corp.	25,800	920,280
USS Co., Ltd.	16,600	280,049
Welcia Holdings Co., Ltd.	7,000	172,751
West Japan Railway Co.	14,600	607,810
Yakult Honsha Co., Ltd.	9,100	487,171
Yamaha Corp. (d)	9,100	398,027
Yamaha Motor Co., Ltd.	18,700	420,346
Yamato Holdings Co., Ltd.	21,800	409,330
Yaskawa Electric Corp.	14,600	571,936
Yokogawa Electric Corp. (d)	16,300	278,914
Z Holdings Corp.	155,600	677,627
ZOZO, Inc.	8,400	223,828

		236,564,009

Jordan—0.0%
Hikma Pharmaceuticals plc	11,270	303,904

Luxembourg—0.2%
ArcelorMittal S.A.	42,356	1,369,335
Eurofins Scientific SE	8,661	863,557
Tenaris S.A.	35,513	538,330

		2,771,222

Macau—0.0%
Sands China, Ltd. (b)	176,400	423,475

Netherlands—5.4%
ABN AMRO Bank NV	29,995	385,947
Adyen NV (b)	1,334	2,650,659
Aegon NV	119,047	631,902
Akzo Nobel NV	12,124	1,047,674
Argenx SE (b)	2,698	853,287
ASM International NV	3,312	1,207,547

Netherlands—(Continued)
ASML Holding NV	27,361	18,355,359
Euronext NV	5,789	528,706
EXOR NV	7,620	584,556
Heineken Holding NV	7,046	554,658
Heineken NV (d)	16,675	1,598,974
IMCD NV	3,850	658,394
ING Groep NV	261,518	2,748,878
JDE Peet’s NV	5,438	156,476
Just Eat Takeaway.com NV (b)	13,092	441,988
Koninklijke Ahold Delhaize NV	69,743	2,254,946
Koninklijke DSM NV	11,244	2,021,147
Koninklijke KPN NV	229,375	801,232
Koninklijke Philips NV	60,898	1,873,831
NN Group NV	17,632	893,808
Randstad NV (d)	8,273	499,438
Shell plc	509,578	14,016,680
Stellantis NV (Milan-Traded Shares)	136,818	2,231,544
Universal Music Group NV	49,997	1,334,980
Wolters Kluwer NV	17,273	1,849,340

		60,181,951

New Zealand—0.2%
Auckland International Airport, Ltd. (b)	89,204	484,118
Fisher & Paykel Healthcare Corp., Ltd.	38,953	656,904
Mercury NZ, Ltd.	47,715	196,734
Meridian Energy, Ltd.	89,813	314,210
Ryman Healthcare, Ltd.	29,900	194,479
Spark New Zealand, Ltd.	83,726	266,226
Xero, Ltd. (b)	8,809	669,571

		2,782,242

Norway—0.7%
Aker BP ASA (d)	8,515	319,451
DNB Bank ASA	60,120	1,370,458
Equinor ASA	68,665	2,594,163
Gjensidige Forsikring ASA	14,357	358,608
Mowi ASA	29,767	807,958
Norsk Hydro ASA	91,188	894,636
Orkla ASA	54,509	488,085
Telenor ASA	48,193	697,404
Yara International ASA	10,920	548,277

		8,079,040

Portugal—0.2%
Banco Espirito Santo S.A. (a) (b) (c)	199,038	0
EDP—Energias de Portugal S.A.	189,377	938,156
Galp Energia SGPS S.A.	23,389	297,698
Jeronimo Martins SGPS S.A.	18,255	439,861

		1,675,715

Singapore—1.2%
Ascendas Real Estate Investment Trust (REIT)	228,844	494,211
CapitaLand Integrated Commercial Trust (REIT)	348,942	578,725
CapitaLand Investment, Ltd. (b)	170,600	500,869
DBS Group Holdings, Ltd.	120,967	3,184,963

BHFTII-194

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Singapore—(Continued)
Genting Singapore, Ltd.	186,200	$111,701
Grab Holdings, Ltd Class A (b) (d)	73,200	256,200
Keppel Corp., Ltd.	113,900	538,592
Mapletree Commercial Trust (REIT)	147,200	205,029
Mapletree Logistics Trust (REIT)	103,749	141,359
Oversea-Chinese Banking Corp., Ltd.	227,364	2,069,574
Singapore Airlines, Ltd. (b)	102,940	416,123
Singapore Exchange, Ltd.	54,400	399,516
Singapore Technologies Engineering, Ltd.	106,000	321,788
Singapore Telecommunications, Ltd.	576,320	1,120,952
United Overseas Bank, Ltd.	80,792	1,897,862
UOL Group, Ltd.	32,900	170,792
Venture Corp., Ltd.	20,500	264,842
Wilmar International, Ltd.	144,000	500,058

		13,173,156

South Africa—0.4%
Anglo American plc	84,044	4,344,595

Spain—2.2%
ACS Actividades de Construccion y Servicios S.A. (d)	16,502	446,149
Aena SME S.A. (b)	5,006	834,073
Amadeus IT Group S.A. (b)	29,027	1,901,642
Banco Bilbao Vizcaya Argentaria S.A. (d)	446,318	2,566,708
Banco Santander S.A.	1,130,082	3,856,513
CaixaBank S.A. (d)	267,729	907,573
Cellnex Telecom S.A.	35,254	1,699,573
EDP Renovaveis S.A.	20,247	524,499
Enagas S.A.	15,136	338,286
Endesa S.A.	23,384	513,258
Ferrovial S.A.	31,045	826,637
Grifols S.A.	21,632	393,576
Iberdrola S.A. (d)	393,512	4,307,904
Industria de Diseno Textil S.A.	69,851	1,528,671
Naturgy Energy Group S.A.	14,280	428,905
Red Electrica Corp. S.A.	29,209	603,353
Repsol S.A.	95,651	1,264,998
Siemens Gamesa Renewable Energy S.A. (b)	12,710	224,414
Telefonica S.A.	347,763	1,697,774

		24,864,506

Sweden—3.2%
Alfa Laval AB	21,114	732,549
Assa Abloy AB - Class B	63,945	1,739,538
Atlas Copco AB - A Shares	44,265	2,317,747
Atlas Copco AB - B Shares	25,535	1,168,331
Boliden AB	16,516	844,999
Electrolux AB - Series B (d)	17,118	261,308
Embracer Group AB (b)	36,038	304,696
Epiroc AB - A Shares	42,693	921,709
Epiroc AB - B Shares	28,433	516,365
EQT AB	18,476	729,975
Essity AB - Class B (d)	38,912	924,989
Evolution AB	11,608	1,195,201
Fastighets AB Balder - B Shares (b)	7,346	484,980
Getinge AB - B Shares	15,453	620,585

Sweden—(Continued)
H & M Hennes & Mauritz AB - B Shares (d)	51,313	691,374
Hexagon AB - B Shares	133,449	1,888,922
Husqvarna AB - B Shares	25,677	270,015
Industrivarden AB - A Shares	9,265	265,668
Industrivarden AB - C Shares	10,214	287,570
Investment AB Latour - B Shares	10,798	346,068
Investor AB - A Shares	33,691	789,702
Investor AB - B Shares	119,478	2,617,695
Kinnevik AB - B Shares (b)	17,515	459,903
L E Lundbergforetagen AB - B Shares	6,090	312,114
Lifco AB - B Shares	15,748	403,204
Lundin Energy AB	13,010	556,465
Nibe Industrier AB - B Shares	100,180	1,113,910
Sagax AB - Class B	10,880	332,063
Sandvik AB	72,746	1,558,182
Securitas AB - B Shares	21,462	243,963
Sinch AB (b)	31,980	218,468
Skandinaviska Enskilda Banken AB - Class A	101,386	1,107,590
Skanska AB - B Shares (d)	24,008	541,880
SKF AB - B Shares (d)	25,976	425,998
Svenska Cellulosa AB SCA - Class B	35,237	690,280
Svenska Handelsbanken AB - A Shares	98,487	914,465
Swedbank AB - A Shares (d)	57,325	863,129
Swedish Match AB	109,190	828,647
Tele2 AB - B Shares	34,110	519,537
Telefonaktiebolaget LM Ericsson - B Shares (d)	194,193	1,792,687
Telia Co. AB (d)	146,704	592,725
Volvo AB - A Shares	14,069	271,314
Volvo AB - B Shares (d)	97,294	1,830,841

		35,497,351

Switzerland—10.7%
ABB, Ltd.	106,483	3,459,329
Adecco Group AG	10,992	499,561
Alcon, Inc.	32,764	2,598,818
Bachem Holding AG - Class B	419	230,876
Baloise Holding AG	2,719	486,511
Barry Callebaut AG	251	590,179
Chocoladefabriken Lindt & Spruengli AG	7	849,050
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	72	857,361
Cie Financiere Richemont S.A. - Class A	34,924	4,448,350
Clariant AG	13,958	242,695
Coca-Cola HBC AG	13,800	288,443
Credit Suisse Group AG	171,578	1,359,360
EMS-Chemie Holding AG	423	410,910
Ferguson plc	14,600	1,986,330
Geberit AG	2,335	1,443,382
Givaudan S.A.	625	2,583,399
Glencore plc	665,854	4,337,117
Holcim, Ltd.	35,449	1,737,823
Julius Baer Group, Ltd.	15,725	915,922
Kuehne & Nagel International AG	3,794	1,079,454
Logitech International S.A.	11,995	892,637
Lonza Group AG	4,907	3,569,719
Nestle S.A.	186,310	24,286,791

BHFTII-195

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Novartis AG	145,010	$12,770,104
Partners Group Holding AG	1,502	1,873,741
Roche Holding AG	46,499	18,465,141
Roche Holding AG	2,240	983,418
Schindler Holding AG	1,428	304,030
Schindler Holding AG (Participation Certificate)	2,909	622,768
SGS S.A.	404	1,127,196
Sika AG	9,430	3,119,606
Sonova Holding AG	3,655	1,530,799
STMicroelectronics NV	44,652	1,950,959
Straumann Holding AG	661	1,062,062
Swatch Group AG (The)	4,374	238,477
Swatch Group AG (The) - Bearer Shares	1,701	485,350
Swiss Life Holding AG	2,117	1,356,833
Swiss Prime Site AG	4,615	456,819
Swiss Re AG	19,152	1,829,995
Swisscom AG (d)	1,603	966,396
Temenos AG	4,465	429,588
UBS Group AG	235,479	4,619,551
VAT Group AG	1,824	698,362
Vifor Pharma AG	2,821	502,494
Zurich Insurance Group AG	9,834	4,868,464

		119,416,170

Taiwan—0.2%
Sea, Ltd. (ADR) (b) (d)	21,200	2,539,548

United Arab Emirates—0.0%
NMC Health plc (a) (b) (c)	7,569	0

United Kingdom—12.4%
3i Group plc	62,170	1,127,157
abrdn plc	153,329	430,127
Admiral Group plc	11,968	401,831
Ashtead Group plc	30,486	1,926,170
Associated British Foods plc	23,588	513,440
AstraZeneca plc	102,530	13,627,683
Auto Trader Group plc	59,168	490,920
AVEVA Group plc	8,176	261,629
Aviva plc	248,294	1,469,007
BAE Systems plc	204,680	1,933,815
Barclays plc	1,089,369	2,121,053
Barratt Developments plc	69,622	476,097
Berkeley Group Holdings plc	7,129	347,790
BP plc	1,306,837	6,401,144
British American Tobacco plc	144,278	6,048,413
British Land Co. plc (The) (REIT)	61,629	427,843
BT Group plc	603,043	1,440,579
Bunzl plc	23,720	924,347
Burberry Group plc	29,504	645,755
CNH Industrial NV	62,091	988,842
Coca-Cola Europacific Partners plc	13,100	636,791
Compass Group plc	116,912	2,525,333
Croda International plc	8,925	919,336
DCC plc	7,008	544,395
Diageo plc	154,068	7,804,877
Entain plc (b)	39,400	847,001

United Kingdom—(Continued)
Experian plc	60,725	2,347,209
GlaxoSmithKline plc	331,583	7,166,568
Halma plc	27,211	890,242
Hargreaves Lansdown plc	27,409	361,943
HSBC Holdings plc (Hong Kong-Traded Shares)	1,346,719	9,248,862
Imperial Brands plc	64,428	1,359,698
Informa plc (b)	90,924	715,224
InterContinental Hotels Group plc	11,718	795,319
Intertek Group plc	11,659	798,016
J Sainsbury plc	120,106	398,613
JD Sports Fashion plc	153,395	297,728
Johnson Matthey plc	11,701	287,375
Kingfisher plc	148,300	496,060
Land Securities Group plc (REIT)	46,621	479,707
Legal & General Group plc	407,374	1,447,798
Lloyds Banking Group plc	4,561,127	2,798,689
London Stock Exchange Group plc	22,513	2,357,434
M&G plc	182,005	528,391
Melrose Industries plc	229,987	373,130
Mondi plc	29,085	565,136
National Grid plc	244,344	3,761,622
NatWest Group plc	346,684	977,734
Next plc	8,268	653,467
Ocado Group plc (b)	33,748	517,041
Pearson plc	51,825	507,482
Persimmon plc	22,805	642,885
Phoenix Group Holdings plc	39,867	320,375
Prudential plc	178,490	2,642,637
Reckitt Benckiser Group plc	46,647	3,573,701
RELX plc	128,122	3,999,880
Rentokil Initial plc	132,544	914,997
Rio Tinto plc	73,860	5,872,397
Rolls-Royce Holdings plc (b)	464,491	612,107
Sage Group plc (The)	62,616	575,521
Schroders plc	7,869	332,365
Segro plc (REIT)	79,379	1,401,542
Severn Trent plc	17,094	691,558
Smith & Nephew plc	58,520	934,916
Smiths Group plc	25,708	488,430
Spirax-Sarco Engineering plc	5,277	866,731
SSE plc	70,245	1,612,101
St. James’s Place plc	38,927	735,627
Standard Chartered plc	165,924	1,102,813
Taylor Wimpey plc	255,125	436,338
Tesco plc	522,325	1,892,696
Unilever plc	169,974	7,712,253
United Utilities Group plc	48,927	722,803
Vodafone Group plc	1,805,966	2,969,757
Whitbread plc (b)	13,755	513,034
WPP plc	80,473	1,055,494

		138,034,821

United States—0.1%
QIAGEN NV (b)	15,184	749,631

Total Common Stocks (Cost $796,540,444)		1,057,282,319

BHFTII-196

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mutual Funds—2.7%

Security Description	Shares/ Principal Amount*	Value

United States—2.7%
iShares MSCI EAFE ETF (d) (e) (Cost $30,328,926)	404,000	$29,734,400

Preferred Stocks—0.5%

Germany—0.5%
Bayerische Motoren Werke (BMW) AG	3,581	279,097
Fuchs Petrolub SE	4,900	179,038
Henkel AG & Co. KGaA	11,026	742,706
Porsche Automobil Holding SE	9,628	938,154
Sartorius AG	1,841	822,336
Volkswagen AG	12,059	2,097,263

Total Preferred Stocks (Cost $3,927,983)		5,058,594

Warrants—0.0%

Switzerland—0.0%
Cie Financiere Richemont S.A. Expires 11/22/23 (b) (Cost $0)	78,908	62,595

Rights—0.0%

France—0.0%
Electricite de France S.A. Expires 04/04/22 (b) (d) (Cost $0)	31,130	45,475

Short-Term Investment—1.2%

U.S. Treasury—1.2%
U.S. Treasury Bill 0.149%, 05/10/22 (f)	13,275,000	13,272,357

Total Short-Term Investments (Cost $13,272,828)		13,272,357

Securities Lending Reinvestments(g)—6.8%

Repurchase Agreements—5.4%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $8,282,515; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $8,448,104.	8,282,453	8,282,453
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $12,000,097; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $12,240,000.	12,000,000	12,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,700,023; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $2,754,001.	2,700,000	2,700,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $10,000,089; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $10,205,689.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $1,200,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $1,326,958.	1,200,000	1,200,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,300,126; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $11,436,879.	10,300,000	10,300,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $20,002; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $22,208.	20,000	20,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $4,700,047; collateralized by various Common Stock with an aggregate market value of $5,222,654.	4,700,000	4,700,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $1,500,016; collateralized by various Common Stock with an aggregate market value of $1,666,804.	1,500,000	1,500,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $1,800,021; collateralized by various Common Stock with an aggregate market value of $2,000,321.	1,800,000	1,800,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $300,025; collateralized by various Common Stock with an aggregate market value of $333,387.	300,000	300,000

BHFTII-197

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $7,000,078; collateralized by various Common Stock with an aggregate market value of $8,107,318.	7,000,000	$7,000,000

		59,802,453

Time Deposits—0.9%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	2,000,000	2,000,000
DZ Bank AG (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Rabobank (New York) 0.310%, 04/01/22	2,000,000	2,000,000
Skandi (NY) 0.300%, 04/01/22	2,000,000	2,000,000
Svenska (NY) 0.260%, 04/01/22	2,000,000	2,000,000

		10,000,000

Mutual Funds—0.5%
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (h)	6,000,000	6,000,000

Total Securities Lending Reinvestments (Cost $75,802,453)		75,802,453

Total Investments—106.1% (Cost $919,872,634)		1,181,258,193
Other assets and liabilities (net)—(6.1)%		(67,657,992)

Net Assets—100.0%		$1,113,600,201

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets.
(d)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $86,944,328 and the collateral received consisted of cash in the amount of $75,802,453 and non-cash collateral with a value of $16,723,569. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(e)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $5,888,000.
(f)	The rate shown represents current yield to maturity.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Ten Largest Industries as of March 31, 2022 (Unaudited)	% of Net Assets
Pharmaceuticals	8.6
Banks	8.5
Insurance	4.8
Oil, Gas & Consumable Fuels	3.9
Metals & Mining	3.8
Food Products	3.3
Chemicals	3.2
Textiles, Apparel & Luxury Goods	3.0
Semiconductors & Semiconductor Equipment	3.0
Automobiles	3.0

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/17/22	115	USD	12,330,300	$742,316

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTII-198

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$84,835,506	$0	$84,835,506
Austria	—	2,144,084	—	2,144,084
Belgium	—	9,113,353	—	9,113,353
Chile	—	589,984	—	589,984
China	—	5,374,554	—	5,374,554
Denmark	—	28,486,473	—	28,486,473
Finland	—	12,451,935	—	12,451,935
France	—	116,386,202	—	116,386,202
Germany	—	81,970,419	—	81,970,419
Hong Kong	—	28,151,769	—	28,151,769
Ireland	452,520	7,166,634	—	7,619,154
Israel	2,850,117	4,919,682	—	7,769,799
Italy	—	20,987,751	—	20,987,751
Japan	—	236,564,009	—	236,564,009
Jordan	—	303,904	—	303,904
Luxembourg	—	2,771,222	—	2,771,222
Macau	—	423,475	—	423,475
Netherlands	—	60,181,951	—	60,181,951
New Zealand	—	2,782,242	—	2,782,242
Norway	—	8,079,040	—	8,079,040
Portugal	—	1,675,715	0	1,675,715
Singapore	256,200	12,916,956	—	13,173,156
South Africa	—	4,344,595	—	4,344,595
Spain	—	24,864,506	—	24,864,506
Sweden	—	35,497,351	—	35,497,351
Switzerland	—	119,416,170	—	119,416,170
Taiwan	2,539,548	—	—	2,539,548
United Arab Emirates	—	—	0	0
United Kingdom	636,791	137,398,030	—	138,034,821
United States	—	749,631	—	749,631
Total Common Stocks	6,735,176	1,050,547,143	0	1,057,282,319
Total Mutual Funds*	29,734,400	—	—	29,734,400
Total Preferred Stocks*	—	5,058,594	—	5,058,594
Total Warrants*	62,595	—	—	62,595
Total Rights*	45,475	—	—	45,475
Total Short-Term Investment*	—	13,272,357	—	13,272,357
Securities Lending Reinvestments
Repurchase Agreements	—	59,802,453	—	59,802,453
Time Deposits	—	10,000,000	—	10,000,000

BHFTII-199

Brighthouse Funds Trust II

MetLife MSCI EAFE Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,000,000	$—	$—	$6,000,000
Total Securities Lending Reinvestments	6,000,000	69,802,453	—	75,802,453
Total Investments	$42,577,646	$1,138,680,547	$0	$1,181,258,193

Collateral for Securities Loaned (Liability)	$—	$(75,802,453)	$—	$(75,802,453)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$742,316	$—	$—	$742,316

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

During the period ended March 31, 2022, a transfer out of Level 3 in the amount of $219,021 was due to the resumption of trading activity which resulted in the availability of significant observable inputs.

BHFTII-200

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—95.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
AAR Corp. (a)	11,635	$563,483
Aerojet Rocketdyne Holdings, Inc. (a) (b)	26,460	1,041,201
AeroVironment, Inc. (a) (b)	7,571	712,734
AerSale Corp. (a)	6,969	109,553
Astronics Corp. (a)	9,068	117,249
Ducommun, Inc. (a)	3,227	169,062
Kaman Corp.	8,733	379,711
Kratos Defense & Security Solutions, Inc. (a)	42,530	871,014
Maxar Technologies, Inc.	25,404	1,002,442
Moog, Inc. - Class A	9,540	837,612
National Presto Industries, Inc. (b)	1,408	108,346
Park Aerospace Corp. (b)	7,125	92,981
Parsons Corp. (a)	10,160	393,192
Triumph Group, Inc. (a)	22,281	563,264
Vectrus, Inc. (a)	3,920	140,571

		7,102,415

Air Freight & Logistics—0.3%
Air Transport Services Group, Inc. (a)	20,568	688,000
Atlas Air Worldwide Holdings, Inc. (a) (b)	10,161	877,605
Forward Air Corp.	8,967	876,793
Hub Group, Inc. - Class A (a)	11,249	868,535
Radiant Logistics, Inc. (a)	14,094	89,779

		3,400,712

Airlines—0.3%
Allegiant Travel Co. (a)	5,412	878,855
Frontier Group Holdings, Inc. (a) (b)	14,756	167,185
Hawaiian Holdings, Inc. (a)	18,138	357,319
SkyWest, Inc. (a)	16,673	481,016
Spirit Airlines, Inc. (a)	34,929	763,897
Sun Country Airlines Holdings, Inc. (a) (b)	12,318	322,485

		2,970,757

Auto Components—1.1%
Adient plc (a) (b)	32,641	1,330,774
American Axle & Manufacturing Holdings, Inc. (a)	39,293	304,914
Dana, Inc.	49,995	878,412
Dorman Products, Inc. (a)	9,015	856,695
Fox Factory Holding Corp. (a)	14,677	1,437,612
Gentherm, Inc. (a)	11,505	840,325
Goodyear Tire & Rubber Co. (The) (a) (b)	95,413	1,363,452
LCI Industries (b)	8,570	889,652
Modine Manufacturing Co. (a)	17,537	158,008
Motorcar Parts of America, Inc. (a) (b)	6,814	121,494
Patrick Industries, Inc.	8,089	487,767
Standard Motor Products, Inc.	6,921	298,572
Stoneridge, Inc. (a) (b)	9,252	192,071
Tenneco, Inc. - Class A (a)	23,943	438,636
Visteon Corp. (a)	9,437	1,029,860
XL Fleet Corp. (a)	51,400	102,286
XPEL, Inc. (a) (b)	5,781	304,138

		11,034,668

Automobiles—0.2%
Canoo, Inc. (a) (b)	40,499	223,554
Fisker, Inc. (a) (b)	58,292	751,967
Lordstown Motors Corp. - Class A (a) (b)	33,536	114,358
Winnebago Industries, Inc. (b)	10,945	591,358
Workhorse Group, Inc. (a) (b)	53,589	267,945

		1,949,182

Banks—8.5%
1st Source Corp.	5,951	275,234
Allegiance Bancshares, Inc.	6,717	300,116
Amalgamated Financial Corp. (b)	4,801	86,274
Amerant Bancorp, Inc.	9,340	295,051
American National Bankshares, Inc.	4,311	162,438
Ameris Bancorp (b)	23,061	1,011,917
Arrow Financial Corp. (b)	4,764	154,449
Associated Banc-Corp.	50,625	1,152,225
Atlantic Union Bankshares Corp.	26,629	977,018
Banc of California, Inc. (b)	18,927	366,427
BancFirst Corp. (b)	5,725	476,377
Bancorp, Inc. (The) (a) (b)	17,243	488,494
Bank First Corp. (b)	2,663	191,709
Bank of Marin Bancorp (b)	5,192	182,083
Bank of NT Butterfield & Son, Ltd. (The)	17,296	620,580
BankUnited, Inc. (b)	28,662	1,259,982
Banner Corp.	12,017	703,355
Bar Harbor Bankshares	5,292	151,457
Berkshire Hills Bancorp, Inc. (b)	16,851	488,173
Blue Ridge Bankshares, Inc. (b)	7,472	113,350
Brookline Bancorp, Inc. (b)	26,855	424,846
Business First Bancshares, Inc.	6,674	162,378
Byline Bancorp, Inc.	8,821	235,344
Cadence Bank	60,872	1,781,115
Cambridge Bancorp (b)	2,648	225,080
Camden National Corp.	4,522	212,715
Capital City Bank Group, Inc.	5,769	152,071
Capstar Financial Holdings, Inc. (b)	7,899	166,511
Carter Bankshares, Inc. (a) (b)	9,102	158,102
Cathay General Bancorp	25,431	1,138,037
CBTX, Inc. (b)	6,171	191,301
Central Pacific Financial Corp.	8,164	227,776
Citizens & Northern Corp.	6,038	147,206
City Holding Co. (b)	4,757	374,376
Civista Bancshares, Inc.	5,230	126,043
CNB Financial Corp. (b)	6,782	178,502
Coastal Financial Corp. (a)	3,437	157,243
Columbia Banking System, Inc. (b)	27,046	872,774
Community Bank System, Inc.	17,961	1,259,964
Community Trust Bancorp, Inc.	5,081	209,337
ConnectOne Bancorp, Inc.	13,780	441,098
CrossFirst Bankshares, Inc. (a) (b)	16,519	260,339
Customers Bancorp, Inc. (a)	10,596	552,475
CVB Financial Corp. (b)	46,665	1,083,095
Dime Community Bancshares, Inc.	11,336	391,886
Eagle Bancorp, Inc. (b)	11,013	627,851
Eastern Bankshares, Inc.	60,633	1,306,035

BHFTII-201

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Enterprise Bancorp, Inc. (b)	3,354	$134,562
Enterprise Financial Services Corp.	11,710	554,000
Equity Bancshares, Inc. - Class A	4,632	149,660
Farmers National Banc Corp.	11,007	187,779
FB Financial Corp.	10,920	485,066
Financial Institutions, Inc.	6,461	194,670
First Bancorp	12,219	510,388
First Bancorp, Inc. (The)	3,758	113,041
First BanCorp/Puerto Rico	64,035	840,139
First Bancshares, Inc. (The) (b)	6,912	232,658
First Bank/Hamilton NJ (b)	5,582	79,376
First Busey Corp.	18,478	468,233
First Commonwealth Financial Corp.	32,439	491,775
First Community Bankshares, Inc.	5,650	159,387
First Financial Bancorp	32,896	758,253
First Financial Bankshares, Inc. (b)	44,473	1,962,149
First Financial Corp.	3,977	172,125
First Foundation, Inc.	17,120	415,845
First Internet Bancorp (b)	3,385	145,589
First Interstate BancSystem, Inc. - Class A	30,314	1,114,646
First Merchants Corp.	18,811	782,538
First Mid Bancshares, Inc.	6,036	232,326
First of Long Island Corp. (The)	7,996	155,602
Five Star Bancorp	5,331	150,867
Flushing Financial Corp.	10,410	232,664
Fulton Financial Corp.	52,704	875,940
German American Bancorp, Inc.	8,481	322,193
Glacier Bancorp, Inc.	37,735	1,897,316
Great Southern Bancorp, Inc. (b)	3,405	200,929
Guaranty Bancshares, Inc. (b)	2,906	101,710
Hancock Whitney Corp.	29,980	1,563,457
Hanmi Financial Corp.	11,484	282,621
HarborOne Bancrop, Inc. (b)	16,612	232,900
Heartland Financial USA, Inc.	13,012	622,364
Heritage Commerce Corp.	20,117	226,316
Heritage Financial Corp.	12,295	308,113
Hilltop Holdings, Inc.	22,119	650,299
Home BancShares, Inc. (b)	52,868	1,194,817
HomeStreet, Inc.	6,963	329,907
HomeTrust Bancshares, Inc.	5,432	160,407
Hope Bancorp, Inc.	39,512	635,353
Horizon Bancorp	14,700	274,449
Independent Bank Corp. (b)	15,765	1,287,843
Independent Bank Corp.	7,375	162,250
Independent Bank Group, Inc.	13,038	927,784
International Bancshares Corp.	19,040	803,678
Investors Bancorp, Inc.	78,461	1,171,423
Lakeland Bancorp, Inc.	21,117	352,654
Lakeland Financial Corp.	8,350	609,550
Live Oak Bancshares, Inc. (b)	11,266	573,327
Macatawa Bank Corp. (b)	1,358	12,236
Mercantile Bank Corp.	5,350	189,497
Meta Financial Group, Inc.	10,648	584,788
Metrocity Bankshares, Inc. (b)	7,472	175,443
Metropolitan Bank Holding Corp. (a)	3,249	330,651
Mid Penn Bancorp, Inc.	5,091	136,490

Banks—(Continued)
Midland States Bancorp, Inc.	6,845	197,547
MidWestOne Financial Group, Inc.	4,031	133,426
MVB Financial Corp.	3,791	157,327
National Bank Holdings Corp. - Class A	10,343	416,616
NBT Bancorp, Inc.	14,003	505,928
Nicolet Bankshares, Inc. (a)	4,330	405,158
Northrim BanCorp, Inc.	2,219	96,682
Northwest Bancshares, Inc.	42,112	568,933
OceanFirst Financial Corp.	20,664	415,346
OFG Bancorp	17,884	476,430
Old National Bancorp	99,968	1,637,476
Old Second Bancorp, Inc.	9,998	145,071
Origin Bancorp, Inc.	7,487	316,625
Orrstown Financial Services, Inc. (b)	3,982	91,307
Pacific Premier Bancorp, Inc.	31,410	1,110,343
Park National Corp. (b)	4,856	637,981
Peapack Gladstone Financial Corp.	6,072	211,002
Peoples Bancorp, Inc.	8,443	264,350
Peoples Financial Services Corp. (b)	2,533	127,866
Preferred Bank	4,747	351,705
Premier Financial Corp.	11,932	361,898
Primis Financial Corp.	8,503	118,872
QCR Holdings, Inc.	5,055	286,062
RBB Bancorp (b)	4,676	109,839
Red River Bancshares, Inc. (b)	1,618	85,608
Renasant Corp.	19,074	638,025
Republic Bancorp, Inc. - Class A	3,075	138,191
Republic First Bancorp, Inc. (a) (b)	15,769	81,368
S&T Bancorp, Inc.	14,575	431,129
Sandy Spring Bancorp, Inc. (b)	14,383	646,084
Seacoast Banking Corp. of Florida	18,712	655,294
ServisFirst Bancshares, Inc. (b)	17,302	1,648,708
Sierra Bancorp	5,841	145,908
Silvergate Capital Corp. - Class A (a)	9,265	1,395,031
Simmons First National Corp. - Class A	38,358	1,005,747
SmartFinancial, Inc.	5,462	139,718
South Plains Financial, Inc.	3,888	103,343
Southern First Bancshares, Inc. (a) (b)	2,130	108,289
Southside Bancshares, Inc. (b)	11,347	463,298
SouthState Corp. (b)	26,157	2,134,150
Spirit of Texas Bancshares, Inc.	4,640	121,939
Stock Yards Bancorp, Inc. (b)	8,157	431,505
Summit Financial Group, Inc. (b)	4,159	106,429
Texas Capital Bancshares, Inc. (a)	17,594	1,008,312
Tompkins Financial Corp. (b)	5,099	399,099
Towne Bank	23,282	697,063
TriCo Bancshares	9,639	385,849
TriState Capital Holdings, Inc. (a)	9,101	302,426
Triumph Bancorp, Inc. (a) (b)	8,184	769,460
Trustmark Corp.	21,627	657,245
UMB Financial Corp.	15,172	1,474,112
United Bankshares, Inc.	44,339	1,546,544
United Community Banks, Inc.	34,770	1,209,996
Univest Financial Corp. (b)	9,428	252,293
Valley National Bancorp	131,804	1,716,088
Veritex Holdings, Inc.	16,326	623,163

BHFTII-202

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Washington Trust Bancorp, Inc. (b)	5,542	$290,955
WesBanco, Inc.	21,083	724,412
West Bancorp, Inc. (b)	7,090	192,919
Westamerica Bancorp	8,503	514,431

		82,828,173

Beverages—0.4%
Celsius Holdings, Inc. (a) (b)	18,716	1,032,749
Coca-Cola Consolidated, Inc.	1,600	794,960
Duckhorn Portfolio, Inc. (The) (a) (b)	13,689	249,003
MGP Ingredients, Inc. (b)	4,809	411,602
National Beverage Corp.	8,223	357,700
Primo Water Corp.	54,035	769,999

		3,616,013

Biotechnology—6.4%
2seventy bio, Inc. (a) (b)	8,165	139,295
4D Molecular Therapeutics, Inc. (a) (b)	11,182	169,072
ACADIA Pharmaceuticals, Inc. (a)	43,086	1,043,543
Adagio Therapeutics, Inc. (a) (b)	25,083	114,378
Adicet Bio, Inc. (a)	8,160	162,955
Affimed NV (a)	42,830	187,167
Agenus, Inc. (a)	53,584	131,817
Agios Pharmaceuticals, Inc. (a) (b)	20,321	591,544
Akebia Therapeutics, Inc. (a) (b)	65,356	46,919
Akero Therapeutics, Inc. (a)	9,830	139,488
Albireo Pharma, Inc. (a) (b)	6,398	190,852
Aldeyra Therapeutics, Inc. (a)	3,450	15,335
Alector, Inc. (a)	20,549	292,823
Alkermes plc (a)	54,605	1,436,658
Allogene Therapeutics, Inc. (a) (b)	22,907	208,683
Allovir, Inc. (a) (b)	11,916	80,433
Altimmune, Inc. (a)	12,799	77,946
ALX Oncology Holdings, Inc. (a) (b)	6,780	114,582
Amicus Therapeutics, Inc. (a) (b)	94,876	898,476
AnaptysBio, Inc. (a)	7,034	174,021
Anavex Life Sciences Corp. (a) (b)	23,292	286,725
Anika Therapeutics, Inc. (a)	4,948	124,244
Apellis Pharmaceuticals, Inc. (a)	26,614	1,352,257
Arbutus Biopharma Corp. (a)	35,967	107,182
Arcturus Therapeutics Holdings, Inc. (a) (b)	7,412	199,828
Arcus Biosciences, Inc. (a) (b)	15,912	502,183
Arcutis Biotherapeutics, Inc. (a) (b)	10,548	203,154
Arrowhead Pharmaceuticals, Inc. (a)	34,801	1,600,498
Atara Biotherapeutics, Inc. (a)	29,753	276,405
Avid Bioservices, Inc. (a) (b)	23,713	483,034
Avidity Biosciences, Inc. (a) (b)	12,243	226,128
Beam Therapeutics, Inc. (a) (b)	17,300	991,290
BioCryst Pharmaceuticals, Inc. (a) (b)	62,014	1,008,348
Biohaven Pharmaceutical Holding Co., Ltd. (a)	19,281	2,286,148
Bioxcel Therapeutics, Inc. (a)	6,276	131,231
Bluebird Bio, Inc. (a)	9,658	46,841
Blueprint Medicines Corp. (a)	20,651	1,319,186
Bridgebio Pharma, Inc. (a) (b)	38,327	389,019
C4 Therapeutics, Inc. (a) (b)	13,320	323,143
CareDx, Inc. (a)	17,647	652,763

Biotechnology—(Continued)
Caribou Biosciences, Inc. (a)	19,951	183,150
Catalyst Pharmaceuticals, Inc. (a)	35,330	292,886
Celldex Therapeutics, Inc. (a)	16,056	546,867
Century Therapeutics, Inc. (a) (b)	7,830	98,580
Cerevel Therapeutics Holdings, Inc. (a) (b)	15,873	555,714
ChemoCentryx, Inc. (a) (b)	19,189	481,068
Chimerix, Inc. (a)	27,379	125,396
Chinook Therapeutics, Inc. (a)	12,517	204,778
Cogent Biosciences, Inc. (a) (b)	15,075	112,912
Coherus Biosciences, Inc. (a) (b)	21,324	275,293
Crinetics Pharmaceuticals, Inc. (a)	16,354	358,970
Cullinan Oncology, Inc. (a) (b)	9,808	102,690
Curis, Inc. (a)	6,513	15,501
Cytokinetics, Inc. (a) (b)	26,826	987,465
CytomX Therapeutics, Inc. (a)	3,066	8,186
Day One Biopharmaceuticals, Inc. (a)	10,021	99,408
Deciphera Pharmaceuticals, Inc. (a) (b)	15,140	140,348
Denali Therapeutics, Inc. (a)	32,389	1,041,954
DermTech, Inc. (a) (b)	8,843	129,815
Design Therapeutics, Inc. (a)	10,864	175,454
Dynavax Technologies Corp. (a) (b)	36,559	396,300
Dyne Therapeutics, Inc. (a) (b)	12,586	121,329
Eagle Pharmaceuticals, Inc. (a)	4,988	246,856
Editas Medicine, Inc. (a) (b)	23,602	448,910
Eiger BioPharmaceuticals, Inc. (a)	12,775	106,032
Emergent BioSolutions, Inc. (a)	17,598	722,574
Enanta Pharmaceuticals, Inc. (a)	6,820	485,448
Erasca, Inc. (a) (b)	23,988	206,297
Fate Therapeutics, Inc. (a)	28,366	1,099,750
FibroGen, Inc. (a) (b)	30,460	366,129
Foghorn Therapeutics, Inc. (a) (b)	8,683	132,242
Forma Therapeutics Holdings, Inc. (a) (b)	11,944	111,079
G1 Therapeutics, Inc. (a) (b)	14,959	113,688
Generation Bio Co. (a)	17,596	129,155
Geron Corp. (a) (b)	115,159	156,616
Global Blood Therapeutics, Inc. (a) (b)	21,706	751,896
Gossamer Bio, Inc. (a) (b)	22,675	196,819
Graphite Bio, Inc. (a)	12,964	66,116
Halozyme Therapeutics, Inc. (a)	47,729	1,903,433
Heron Therapeutics, Inc. (a) (b)	32,773	187,462
Icosavax, Inc. (a) (b)	9,862	69,428
Ideaya Biosciences, Inc. (a) (b)	10,897	121,937
Imago Biosciences, Inc. (a) (b)	8,089	155,875
Immunic, Inc. (a) (b)	7,644	86,377
Immunitybio, Inc. (a) (b)	25,881	145,192
ImmunoGen, Inc. (a)	69,797	332,234
Immunovant, Inc. (a)	16,206	89,295
Inhibrx, Inc. (a)	11,523	256,732
Inovio Pharmaceuticals, Inc. (a) (b)	73,073	262,332
Insmed, Inc. (a) (b)	40,053	941,245
Instil Bio, Inc. (a) (b)	20,414	219,450
Intellia Therapeutics, Inc. (a) (b)	24,153	1,755,198
Intercept Pharmaceuticals, Inc. (a) (b)	11,215	182,468
Ironwood Pharmaceuticals, Inc. (a) (b)	50,961	641,089
iTeos Therapeutics, Inc. (a)	7,999	257,408
IVERIC bio, Inc. (a)	40,293	678,131
Janux Therapeutics, Inc. (a)	7,592	108,869

BHFTII-203

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
KalVista Pharmaceuticals, Inc. (a) (b)	8,595	$126,690
Karuna Therapeutics, Inc. (a) (b)	8,002	1,014,574
Karyopharm Therapeutics, Inc. (a)	27,007	199,042
Keros Therapeutics, Inc. (a) (b)	5,456	296,697
Kezar Life Sciences, Inc. (a)	12,936	214,996
Kiniksa Pharmaceuticals, Ltd. - Class A (a) (b)	11,087	110,205
Kinnate Biopharma, Inc. (a) (b)	9,927	111,778
Kodiak Sciences, Inc. (a)	11,661	90,023
Kronos Bio, Inc. (a) (b)	15,479	111,913
Krystal Biotech, Inc. (a) (b)	6,648	442,358
Kura Oncology, Inc. (a)	23,723	381,466
Kymera Therapeutics, Inc. (a)	12,247	518,293
Ligand Pharmaceuticals, Inc. (a)	5,564	625,894
Lyell Immunopharma, Inc. (a)	54,385	274,644
MacroGenics, Inc. (a) (b)	21,059	185,530
Madrigal Pharmaceuticals, Inc. (a) (b)	4,214	413,478
MannKind Corp. (a) (b)	88,067	324,087
MEI Pharma, Inc. (a) (b)	51,459	31,004
MeiraGTx Holdings plc (a) (b)	10,435	144,525
Mersana Therapeutics, Inc. (a) (b)	9,525	38,005
MiMedx Group, Inc. (a) (b)	40,218	189,427
Monte Rosa Therapeutics, Inc. (a) (b)	11,684	163,810
Morphic Holding, Inc. (a) (b)	7,677	308,232
Myriad Genetics, Inc. (a)	27,414	690,833
Nurix Therapeutics, Inc. (a) (b)	11,779	165,024
Nuvalent, Inc. - Class A (a) (b)	8,339	115,829
Ocugen, Inc. (a) (b)	43,433	143,329
Opko Health, Inc. (a) (b)	139,872	481,160
Organogenesis Holdings, Inc. (a) (b)	25,508	194,371
PMV Pharmaceuticals, Inc. (a) (b)	10,611	220,921
Praxis Precision Medicines, Inc. (a) (b)	13,093	133,680
Prometheus Biosciences, Inc. (a) (b)	11,237	424,309
Protagonist Therapeutics, Inc. (a)	15,088	357,284
Prothena Corp. plc (a) (b)	12,610	461,148
PTC Therapeutics, Inc. (a)	24,991	932,414
Radius Health, Inc. (a) (b)	18,090	159,735
Rapt Therapeutics, Inc. (a) (b)	6,958	153,006
Recursion Pharmaceuticals, Inc. - Class A (a) (b)	41,202	295,006
REGENXBIO, Inc. (a)	15,197	504,388
Relay Therapeutics, Inc. (a) (b)	24,426	731,070
Replimune Group, Inc. (a)	9,865	167,508
REVOLUTION Medicines, Inc. (a) (b)	21,613	551,348
Rhythm Pharmaceuticals, Inc. (a)	15,372	177,085
Rigel Pharmaceuticals, Inc. (a)	62,685	187,428
Rocket Pharmaceuticals, Inc. (a) (b)	14,674	232,730
Rubius Therapeutics, Inc. (a) (b)	16,756	92,326
Sana Biotechnology, Inc. (a) (b)	30,778	254,226
Sangamo Therapeutics, Inc. (a)	44,571	258,957
Scholar Rock Holding Corp. (a) (b)	10,772	138,851
Seres Therapeutics, Inc. (a)	25,540	181,845
Sorrento Therapeutics, Inc. (a) (b)	75,890	176,824
SpringWorks Therapeutics, Inc. (a) (b)	10,552	595,555
Stoke Therapeutics, Inc. (a)	7,332	154,339
Sutro Biopharma, Inc. (a)	16,423	134,997
Syndax Pharmaceuticals, Inc. (a)	17,053	296,381
Tenaya Therapeutics, Inc. (a) (b)	12,048	141,925
TG Therapeutics, Inc. (a) (b)	44,826	426,295

Biotechnology—(Continued)
Travere Therapeutics, Inc. (a)	21,324	549,519
Turning Point Therapeutics, Inc. (a)	16,488	442,703
Twist Bioscience Corp. (a)	19,106	943,454
Vanda Pharmaceuticals, Inc. (a) (b)	19,612	221,812
Vaxart, Inc. (a) (b)	44,017	221,846
Vaxcyte, Inc. (a) (b)	14,946	360,946
VBI Vaccines, Inc. (a) (b)	70,444	116,937
Vera Therapeutics, Inc. (a) (b)	5,715	134,245
Veracyte, Inc. (a) (b)	24,557	677,036
Verastem, Inc. (a) (b)	9,838	13,872
Vericel Corp. (a)	16,730	639,421
Verve Therapeutics, Inc. (a) (b)	13,474	307,477
Viking Therapeutics, Inc. (a) (b)	4,527	13,581
Vir Biotechnology, Inc. (a) (b)	21,642	556,632
VistaGen Therapeutics, Inc. (a) (b)	84,097	104,280
Xencor, Inc. (a)	19,810	528,531
Y-mAbs Therapeutics, Inc. (a) (b)	13,415	159,370
Zentalis Pharmaceuticals, Inc. (a) (b)	12,526	577,950

		62,131,830

Building Products—1.2%
AAON, Inc. (b)	14,309	797,441
American Woodmark Corp. (a)	6,243	305,595
Apogee Enterprises, Inc.	8,397	398,522
Caesarstone, Ltd. (b)	8,108	85,296
Cornerstone Building Brands, Inc. (a)	18,962	461,156
CSW Industrials, Inc.	5,399	634,868
Gibraltar Industries, Inc. (a)	11,164	479,494
Griffon Corp.	17,255	345,618
Insteel Industries, Inc.	7,079	261,852
JELD-WEN Holding, Inc. (a)	31,425	637,299
Masonite International Corp. (a)	8,366	744,072
PGT Innovations, Inc. (a) (b)	20,640	371,107
Quanex Building Products Corp. (b)	12,585	264,159
Resideo Technologies, Inc. (a)	50,093	1,193,716
Simpson Manufacturing Co., Inc.	15,108	1,647,376
UFP Industries, Inc.	20,840	1,608,014
Zurn Water Solutions Corp.	40,537	1,435,010

		11,670,595

Capital Markets—1.4%
Artisan Partners Asset Management, Inc. - Class A	20,001	787,039
AssetMark Financial Holdings, Inc. (a)	6,422	142,890
B. Riley Financial, Inc.	6,563	459,147
BGC Partners, Inc. - Class A	108,126	475,754
Blucora, Inc. (a)	17,555	343,200
Brightsphere Investment Group, Inc.	11,092	268,981
Cohen & Steers, Inc.	8,580	736,936
Cowen, Inc. - Class A (b)	10,078	273,114
Diamond Hill Investment Group, Inc.	1,057	197,976
Donnelley Financial Solutions, Inc. (a)	10,141	337,290
Federated Hermes, Inc.	31,681	1,079,055
Focus Financial Partners, Inc. - Class A (a)	22,152	1,013,233
GCM Grosvenor, Inc. - Class A (b)	15,754	152,971
Greenhill & Co., Inc.	4,969	76,870
Hamilton Lane, Inc. - Class A (b)	11,802	912,177

BHFTII-204

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Houlihan Lokey, Inc.	17,606	$1,545,807
Moelis & Co. - Class A	20,580	966,231
Open Lending Corp. - Class A (a)	37,857	715,876
Oppenheimer Holdings, Inc. - Class A	3,028	131,960
Piper Sandler Cos. (b)	6,026	790,913
PJT Partners, Inc. - Class A	8,339	526,358
Sculptor Capital Management, Inc.	8,165	113,738
StepStone Group, Inc. - Class A (b)	16,266	537,754
Stonex Group, Inc. (a)	5,797	430,311
Virtus Investment Partners, Inc. (b)	2,499	599,735
WisdomTree Investments, Inc. (b)	46,299	271,775

		13,887,091

Chemicals—1.9%
AdvanSix, Inc.	9,088	464,306
American Vanguard Corp.	10,391	211,145
Amyris, Inc. (a) (b)	60,530	263,911
Aspen Aerogels, Inc. (a)	7,483	258,014
Avient Corp.	30,577	1,467,696
Balchem Corp.	11,200	1,531,040
Cabot Corp. (b)	19,005	1,300,132
Chase Corp. (b)	2,546	221,273
Danimer Scientific, Inc. (a) (b)	34,738	203,565
Ecovyst, Inc.	17,935	207,329
Ferro Corp. (a)	29,657	644,743
FutureFuel Corp.	8,999	87,560
GCP Applied Technologies, Inc. (a) (b)	22,834	717,444
Hawkins, Inc. (b)	5,920	271,728
HB Fuller Co.	17,873	1,180,869
Ingevity Corp. (a)	13,754	881,219
Innospec, Inc.	8,439	781,029
Intrepid Potash, Inc. (a) (b)	3,574	293,568
Koppers Holdings, Inc.	8,316	228,856
Kronos Worldwide, Inc. (b)	7,992	124,036
Livent Corp. (a) (b)	56,083	1,462,084
Minerals Technologies, Inc.	11,123	735,786
Orion Engineered Carbons S.A.	20,927	334,204
PureCycle Technologies, Inc. (a) (b)	21,420	171,360
Quaker Chemical Corp. (b)	4,562	788,359
Rayonier Advanced Materials, Inc. (a) (b)	9,971	65,510
Sensient Technologies Corp.	14,641	1,229,112
Stepan Co.	7,227	714,100
Tredegar Corp.	7,835	93,942
Trinseo plc (b)	13,205	632,784
Tronox Holding plc - Class A	37,761	747,290
Zymergen, Inc. (a)	11,725	33,885

		18,347,879

Commercial Services & Supplies—1.7%
ABM Industries, Inc.	23,102	1,063,616
ACCO Brands Corp.	32,264	258,112
Aris Water Solution, Inc. - Class A (b)	8,028	146,110
Brady Corp. - Class A	16,772	776,040
BrightView Holdings, Inc. (a) (b)	14,394	195,902
Brink’s Co. (The)	16,111	1,095,548
Casella Waste Systems, Inc. - Class A (a)	16,762	1,469,189

Commercial Services & Supplies—(Continued)
Cimpress plc (a) (b)	6,224	395,784
CoreCivic, Inc. (a) (b)	33,485	374,028
Deluxe Corp. (b)	14,396	435,335
Ennis, Inc.	9,011	166,433
Harsco Corp. (a) (b)	27,344	334,691
Healthcare Services Group, Inc. (b)	27,110	503,433
Heritage-Crystal Clean, Inc. (a) (b)	6,299	186,513
HNI Corp. (b)	15,112	559,900
Interface, Inc.	20,528	278,565
KAR Auction Services, Inc. (a) (b)	41,784	754,201
Kimball International, Inc. - Class B	12,880	108,836
Matthews International Corp. - Class A	11,034	357,060
MillerKnoll, Inc.	25,792	891,372
Montrose Environmental Group, Inc. (a) (b)	9,033	478,117
Pitney Bowes, Inc.	60,718	315,734
SP Plus Corp. (a) (b)	8,026	251,695
Steelcase, Inc. - Class A	30,212	361,033
Tetra Tech, Inc.	18,124	2,989,373
U.S. Ecology, Inc. (a)	11,349	543,390
UniFirst Corp.	5,229	963,600
Viad Corp. (a)	6,618	235,866
VSE Corp.	4,405	203,026

		16,692,502

Communications Equipment—0.7%
ADTRAN, Inc. (b)	16,670	307,561
Aviat Networks, Inc. (a) (b)	3,608	111,018
CalAmp Corp. (a) (b)	12,551	91,748
Calix, Inc. (a)	18,967	813,874
Cambium Networks Corp. (a)	3,242	76,641
Clearfield, Inc. (a) (b)	3,951	257,684
Comtech Telecommunications Corp.	9,651	151,424
Digi International, Inc. (a)	11,390	245,113
DZS, Inc. (a)	6,096	84,551
Extreme Networks, Inc. (a)	43,045	525,579
Harmonic, Inc. (a) (b)	31,330	291,056
Infinera Corp. (a) (b)	62,963	545,889
Inseego Corp. (a) (b)	12,591	50,994
NETGEAR, Inc. (a)	10,251	252,995
NetScout Systems, Inc. (a)	23,746	761,772
Plantronics, Inc. (a) (b)	14,059	553,925
Ribbon Communications, Inc. (a)	25,034	77,355
Viavi Solutions, Inc. (a) (b)	77,528	1,246,650

		6,445,829

Construction & Engineering—1.6%
Ameresco, Inc. - Class A (a) (b)	10,064	800,088
API Group Corp. (a) (b)	68,630	1,443,289
Arcosa, Inc. (b)	16,643	952,812
Argan, Inc.	6,140	249,222
Comfort Systems USA, Inc.	12,500	1,112,625
Construction Partners, Inc. - Class A (a) (b)	13,715	359,059
Dycom Industries, Inc. (a)	9,730	926,880
EMCOR Group, Inc.	17,812	2,006,165
Fluor Corp. (a) (b)	49,349	1,415,823
Granite Construction, Inc. (b)	16,882	553,729

BHFTII-205

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—(Continued)
Great Lakes Dredge & Dock Corp. (a)	22,694	$318,397
IES Holdings, Inc. (a) (b)	3,768	151,474
Infrastructure and Energy Alternatives, Inc. (a)	9,694	114,874
Matrix Service Co. (a)	9,107	74,859
MYR Group, Inc. (a)	5,521	519,195
Northwest Pipe Co. (a) (b)	3,497	88,999
NV5 Global, Inc. (a) (b)	4,636	617,979
Primoris Services Corp.	18,341	436,883
Sterling Construction Co., Inc. (a) (b)	10,373	277,996
Tutor Perini Corp. (a)	14,544	157,075
WillScot Mobile Mini Holdings Corp. (a)	70,434	2,756,082

		15,333,505

Construction Materials—0.1%
Summit Materials, Inc. - Class A (a)	40,690	1,263,831
United States Lime & Minerals, Inc.	743	86,218

		1,350,049

Consumer Finance—0.7%
Atlanticus Holdings Corp. (a) (b)	1,946	100,783
Curo Group Holdings Corp. (b)	8,266	107,871
Encore Capital Group, Inc. (a)	8,441	529,504
Enova International, Inc. (a)	13,516	513,202
EZCORP, Inc. - Class A (a) (b)	17,468	105,507
FirstCash Holdings, Inc. (b)	13,449	946,003
Green Dot Corp. - Class A (a)	18,477	507,748
LendingClub Corp. (a)	34,752	548,387
LendingTree, Inc. (a) (b)	4,163	498,186
Navient Corp.	54,266	924,693
Nelnet, Inc. - Class A	5,967	507,135
Oportun Financial Corp. (a)	7,407	106,364
PRA Group, Inc. (a) (b)	14,698	662,586
PROG Holdings, Inc. (a)	19,480	560,440
Regional Management Corp.	3,196	155,230
World Acceptance Corp. (a)	1,519	291,405

		7,065,044

Containers & Packaging—0.3%
Greif, Inc. - Class A	8,697	565,827
Greif, Inc. - Class B (b)	2,362	150,601
Myers Industries, Inc. (b)	13,639	294,602
O-I Glass, Inc. (a) (b)	51,183	674,592
Pactiv Evergreen, Inc.	17,273	173,766
Ranpak Holdings, Corp. (a) (b)	12,914	263,833
TriMas Corp.	15,686	503,364

		2,626,585

Distributors—0.0%
Funko, Inc. - Class A (a) (b)	9,888	170,568

Diversified Consumer Services—0.7%
2U, Inc. (a) (b)	25,600	339,968
Adtalem Global Education, Inc. (a) (b)	16,606	493,364
American Public Education, Inc. (a)	6,422	136,403
Carriage Services, Inc. (b)	5,721	305,101

Diversified Consumer Services—(Continued)
Coursera, Inc. (a) (b)	26,293	605,791
European Wax Center, Inc. - Class A (a)	4,374	129,295
Graham Holdings Co. - Class B (b)	1,262	771,675
Houghton Mifflin Harcourt Co. (a)	44,358	931,962
Laureate Education, Inc. - Class A	34,397	407,605
OneSpaWorld Holdings, Ltd. (a) (b)	18,970	193,494
Perdoceo Education Corp. (a)	24,654	283,028
PowerSchool Holdings, Inc. - Class A (a) (b)	15,984	263,896
Strategic Education, Inc. (b)	8,893	590,317
Stride, Inc. (a) (b)	15,318	556,503
Vivint Smart Home, Inc. (a) (b)	21,379	144,522
WW International, Inc. (a) (b)	18,914	193,490

		6,346,414

Diversified Financial Services—0.1%
A-Mark Precious Metals, Inc. (b)	3,327	257,310
Alerus Financial Corp. (b)	4,862	134,386
Banco Latinoamericano de Comercio Exterior S.A. - Class E (b)	11,004	171,442
Cannae Holdings, Inc. (a)	28,533	682,510

		1,245,648

Diversified Telecommunication Services—0.5%
Anterix, Inc. (a)	4,083	236,406
ATN International, Inc.	4,754	189,589
Bandwidth, Inc. - Class A (a) (b)	8,108	262,618
Cogent Communications Holdings, Inc.	13,896	922,000
Consolidated Communications Holdings, Inc. (a)	11,965	70,593
EchoStar Corp. - Class A (a) (b)	11,847	288,356
Globalstar, Inc. (a) (b)	150,074	220,609
IDT Corp. - Class B (a)	5,006	170,654
Iridium Communications, Inc. (a)	40,552	1,635,057
Liberty Latin America, Ltd. - Class A (a)	14,620	141,814
Liberty Latin America, Ltd. - Class C (a)	53,354	511,665
Ooma, Inc. (a)	8,609	129,049
Radius Global Infrastructure, Inc. - Class A (a) (b)	26,242	374,736

		5,153,146

Electric Utilities—0.6%
ALLETE, Inc.	18,161	1,216,424
MGE Energy, Inc.	11,834	944,235
Otter Tail Corp.	13,456	841,000
PNM Resources, Inc.	29,601	1,411,080
Portland General Electric Co.	30,482	1,681,082

		6,093,821

Electrical Equipment—0.9%
Allied Motion Technologies, Inc.	4,130	123,239
American Superconductor Corp. (a) (b)	10,830	82,416
Array Technologies, Inc. (a) (b)	47,853	539,303
Atkore, Inc. (a)	15,073	1,483,786
AZZ, Inc.	8,063	388,959
Babcock & Wilcox Enterprises, Inc. (a)	11,168	91,131
Blink Charging Co. (a) (b)	13,174	348,584
Bloom Energy Corp. - Class A (a) (b)	49,578	1,197,309
Encore Wire Corp. (b)	6,794	774,992

BHFTII-206

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
EnerSys	14,034	$1,046,515
FTC Solar, Inc. (a) (b)	17,724	87,379
FuelCell Energy, Inc. (a)	127,052	731,820
GrafTech International, Ltd.	68,311	657,152
Stem, Inc. (a) (b)	40,734	448,481
Thermon Group Holdings, Inc. (a)	11,598	187,888
TPI Composites, Inc. (a) (b)	11,883	167,075
Vicor Corp. (a)	7,241	510,853

		8,866,882

Electronic Equipment, Instruments & Components—2.2%
908 Devices, Inc. (a) (b)	7,715	146,662
Advanced Energy Industries, Inc.	12,905	1,110,862
Aeva Technologies, Inc. (a) (b)	39,886	172,706
Akoustis Technologies, Inc. (a) (b)	4,998	32,487
Arlo Technologies, Inc. (a)	29,089	257,729
Badger Meter, Inc. (b)	10,136	1,010,661
Belden, Inc.	15,359	850,889
Benchmark Electronics, Inc.	12,513	313,326
CTS Corp. (b)	10,302	364,073
ePlus, Inc. (a)	8,628	483,686
Fabrinet (a)	12,442	1,308,027
FARO Technologies, Inc. (a)	6,602	342,776
Identiv, Inc. (a)	7,717	124,784
II-VI, Inc. (a) (b)	35,726	2,589,778
Insight Enterprises, Inc. (a) (b) (c)	11,745	1,260,473
Itron, Inc. (a)	15,613	822,493
Kimball Electronics, Inc. (a)	9,543	190,765
Knowles Corp. (a)	30,951	666,375
Luna Innovations, Inc. (a) (b)	1,647	12,698
Methode Electronics, Inc. (b)	12,930	559,222
MicroVision, Inc. (a) (b)	56,736	264,957
Napco Security Technologies, Inc. (a) (b)	11,304	231,958
nLight, Inc. (a) (b)	14,866	257,776
Novanta, Inc. (a)	11,869	1,688,840
OSI Systems, Inc. (a) (b)	5,771	491,228
Ouster, Inc. (a) (b)	38,329	172,481
PAR Technology Corp. (a) (b)	8,465	341,478
PC Connection, Inc.	3,547	185,827
Plexus Corp. (a) (c)	9,599	785,294
Rogers Corp. (a)	6,411	1,741,869
Sanmina Corp. (a)	20,646	834,511
ScanSource, Inc. (a)	8,101	281,834
TTM Technologies, Inc. (a)	35,927	532,438
Vishay Intertechnology, Inc.	45,367	889,193
Vishay Precision Group, Inc. (a)	5,267	169,334

		21,489,490

Energy Equipment & Services—1.2%
Archrock, Inc.	49,321	455,233
Bristow Group, Inc. (a) (b)	8,308	308,061
Cactus, Inc. - Class A	19,577	1,110,799
ChampionX Corp. (a)	70,110	1,716,293
DMC Global, Inc. (a) (b)	6,765	206,333
Dril-Quip, Inc. (a) (b)	12,726	475,316
Expro Group Holdings NV (a)	16,177	287,627

Energy Equipment & Services—(Continued)
Helix Energy Solutions Group, Inc. (a)	40,373	192,983
Helmerich & Payne, Inc.	35,014	1,497,899
Liberty Oilfield Services, Inc. - Class A (a) (b)	31,566	467,808
Nabors Industries, Ltd. (a)	2,206	336,900
National Energy Services Reunited Corp. (a) (b)	11,331	95,180
Newpark Resources, Inc. (a)	32,358	118,430
NexTier Oilfield Solutions, Inc. (a)	51,835	478,955
Oceaneering International, Inc. (a)	35,840	543,335
Oil States International, Inc. (a)	24,658	171,373
Patterson-UTI Energy, Inc.	63,440	982,051
ProPetro Holding Corp. (a)	29,421	409,835
RPC, Inc. (a) (b)	26,045	277,900
Select Energy Services, Inc. - Class A (a)	22,065	189,097
Solaris Oilfield Infrastructure, Inc. - Class A	10,753	121,401
TETRA Technologies, Inc. (a)	21,874	89,902
Tidewater, Inc. (a)	13,616	296,012
U.S. Silica Holdings, Inc. (a)	25,504	475,905

		11,304,628

Entertainment—0.8%
AMC Entertainment Holdings, Inc. - Class A (a) (b)	178,303	4,393,386
Cinemark Holdings, Inc. (a) (b)	37,384	645,996
IMAX Corp. (a)	18,129	343,182
Liberty Media Corp-Liberty Braves - Class C (a)	12,842	358,420
Liberty Media Corp. Liberty Braves - Class A (a)	3,713	106,860
Lions Gate Entertainment Corp. - Class A (a) (b)	20,369	330,996
Lions Gate Entertainment Corp. - Class B (a)	40,868	614,246
Madison Square Garden Entertainment Corp. (a) (b)	9,098	757,954
Marcus Corp. (The) (a) (b)	8,228	145,636

		7,696,676

Equity Real Estate Investment Trusts—6.7%
Acadia Realty Trust	30,219	654,846
Agree Realty Corp.	23,549	1,562,712
Alexander & Baldwin, Inc. (a)	23,869	553,522
Alexander’s, Inc.	759	194,479
American Assets Trust, Inc.	17,223	652,580
Apartment Investment & Management Co. - Class A (a)	42,325	309,819
Apple Hospitality REIT, Inc.	73,539	1,321,496
Armada Hoffler Properties, Inc.	20,899	305,125
Braemar Hotels & Resorts, Inc. (b)	19,907	123,025
Brandywine Realty Trust	58,289	824,207
Broadstone Net Lease, Inc.	54,358	1,183,917
BRT Apartments Corp.	3,996	95,784
CareTrust REIT, Inc.	33,166	640,104
CatchMark Timber Trust, Inc. - Class A	8,201	67,248
Centerspace	4,565	447,918
Chatham Lodging Trust (a)	16,628	229,300
City Office REIT, Inc.	15,043	265,659
Community Healthcare Trust, Inc.	8,030	338,946
Corporate Office Properties Trust	37,695	1,075,815
CTO Realty Growth, Inc. (b)	2,109	139,869
DiamondRock Hospitality Co. (a)	71,359	720,726
DigitalBridge Group, Inc. (a)	155,671	1,120,831
Diversified Healthcare Trust	81,599	261,117
Easterly Government Properties, Inc.	28,209	596,338

BHFTII-207

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Equity Real Estate Investment Trusts—(Continued)
EastGroup Properties, Inc.	13,811	$2,807,500
Empire State Realty Trust, Inc. - Class A (b)	41,789	410,368
Equity Commonwealth (a)	37,069	1,045,717
Essential Properties Realty Trust, Inc.	42,553	1,076,591
Farmland Partners, Inc. (b)	10,095	138,806
Four Corners Property Trust, Inc.	27,333	739,084
Franklin Street Properties Corp. (b)	35,022	206,630
Geo Group, Inc. (The) (a) (b)	28,018	185,199
Getty Realty Corp.	14,042	401,882
Gladstone Commercial Corp.	12,023	264,747
Gladstone Land Corp.	10,827	394,319
Global Medical REIT, Inc.	18,398	300,255
Global Net Lease, Inc. (b)	34,451	541,914
Healthcare Realty Trust, Inc. (b)	49,577	1,362,376
Hersha Hospitality Trust (a)	3,422	31,072
Independence Realty Trust, Inc. (b)	75,182	1,987,812
Indus Realty Trust, Inc.	1,581	115,555
Industrial Logistics Properties Trust (b)	23,274	527,622
Innovative Industrial Properties, Inc.	8,095	1,662,713
iStar, Inc. (b)	24,106	564,322
Kite Realty Group Trust	73,033	1,662,962
LTC Properties, Inc. (b)	13,090	503,572
LXP Industrial Trust (b)	93,318	1,465,093
Macerich Co. (The) (b)	69,127	1,081,146
National Health Investors, Inc.	15,012	885,858
National Storage Affiliates Trust	27,642	1,734,812
Necessity Retail REIT, Inc. (The) (b)	33,171	262,383
NETSTREIT Corp. (b)	14,605	327,736
NexPoint Residential Trust, Inc.	7,849	708,843
Office Properties Income Trust	16,817	432,701
One Liberty Properties, Inc. (b)	6,483	199,612
Outfront Media, Inc.	49,314	1,401,997
Paramount Group, Inc.	57,322	625,383
Pebblebrook Hotel Trust (b)	43,364	1,061,551
Phillips Edison & Co., Inc. (b)	39,518	1,359,024
Physicians Realty Trust	75,576	1,325,603
Piedmont Office Realty Trust, Inc. - Class A	41,047	706,829
Plymouth Industrial REIT, Inc.	10,839	293,737
Postal Realty Trust, Inc. - Class A (b)	5,867	98,683
PotlatchDeltic Corp.	22,893	1,207,148
Preferred Apartment Communities, Inc. - Class A	18,248	455,105
PS Business Parks, Inc.	6,725	1,130,338
Retail Opportunity Investments Corp.	41,820	810,890
RLJ Lodging Trust	56,512	795,689
RPT Realty	28,918	398,201
Ryman Hospitality Properties, Inc. (a)	18,140	1,682,848
Sabra Health Care REIT, Inc.	76,862	1,144,475
Safehold, Inc. (b)	7,154	396,689
Saul Centers, Inc.	3,884	204,687
Seritage Growth Properties - Class A (a) (b)	12,941	163,833
Service Properties Trust	53,587	473,173
SITE Centers Corp.	58,444	976,599
STAG Industrial, Inc.	60,378	2,496,630
Summit Hotel Properties, Inc. (a) (b)	35,542	353,998
Sunstone Hotel Investors, Inc. (a)	74,226	874,382
Tanger Factory Outlet Centers, Inc. (b)	34,992	601,513
Terreno Realty Corp.	25,258	1,870,355

Equity Real Estate Investment Trusts—(Continued)
UMH Properties, Inc.	14,925	367,006
Uniti Group, Inc. (b)	64,587	888,717
Universal Health Realty Income Trust	4,263	248,831
Urban Edge Properties	39,794	760,065
Urstadt Biddle Properties, Inc. - Class A	11,225	211,142
Veris Residential, Inc. (a)	30,231	525,717
Washington Real Estate Investment Trust	28,554	728,127
Whitestone REIT	15,859	210,132
Xenia Hotels & Resorts, Inc. (a)	37,927	731,612

		65,295,294

Food & Staples Retailing—1.1%
Andersons, Inc. (The)	11,198	562,811
BJ’s Wholesale Club Holdings, Inc. (a)	47,225	3,192,882
Chefs’ Warehouse, Inc. (The) (a)	11,522	375,617
HF Foods Group, Inc. (a)	1,552	10,336
Ingles Markets, Inc. - Class A	4,911	437,325
Performance Food Group Co. (a)	52,048	2,649,764
PriceSmart, Inc.	8,002	631,118
Rite Aid Corp. (a) (b)	17,917	156,774
SpartanNash Co.	12,524	413,167
Sprouts Farmers Market, Inc. (a)	39,087	1,250,002
United Natural Foods, Inc. (a) (b)	19,108	790,116
Weis Markets, Inc. (b)	5,226	373,241

		10,843,153

Food Products—1.0%
AppHarvest, Inc. (a) (b)	27,468	147,640
B&G Foods, Inc. (b)	21,670	584,657
Cal-Maine Foods, Inc. (b)	13,890	767,006
Calavo Growers, Inc.	5,820	212,139
Fresh Del Monte Produce, Inc.	11,729	303,898
Hostess Brands, Inc. (a)	47,613	1,044,629
J & J Snack Foods Corp.	5,253	814,740
John B Sanfilippo & Son, Inc.	2,849	237,721
Lancaster Colony Corp.	6,596	983,793
Landec Corp. (a) (b)	9,681	112,106
Mission Produce, Inc. (a) (b)	15,099	191,002
Sanderson Farms, Inc.	6,797	1,274,370
Seneca Foods Corp. - Class A (a)	2,395	123,438
Simply Good Foods Co. (The) (a)	30,224	1,147,001
Sovos Brands, Inc. (a)	10,886	154,363
Tattooed Chef, Inc. (a)	18,663	234,781
Tootsie Roll Industries, Inc. (b)	6,405	223,903
TreeHouse Foods, Inc. (a) (b)	18,804	606,617
UTZ Brands, Inc. (b)	22,721	335,816
Vital Farms, Inc. (a)	9,557	118,125
Whole Earth Brands, Inc. (a)	16,393	117,374

		9,735,119

Gas Utilities—1.1%
Brookfield Infrastructure Corp. - Class A	21,642	1,632,673
Chesapeake Utilities Corp.	5,971	822,565
New Jersey Resources Corp.	33,368	1,530,256
Northwest Natural Holding Co.	10,881	562,765
ONE Gas, Inc. (b)	17,702	1,562,024

BHFTII-208

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
South Jersey Industries, Inc.	35,356	$1,221,550
Southwest Gas Holdings, Inc. (a)	22,576	1,767,475
Spire, Inc. (b)	17,502	1,255,944

		10,355,252

Health Care Equipment & Supplies—3.3%
Accuray, Inc. (a) (b)	35,553	117,680
Alphatec Holdings, Inc. (a) (b)	25,663	295,124
AngioDynamics, Inc. (a)	12,161	261,948
Apyx Medical Corp. (a) (b)	11,665	76,172
Artivion, Inc. (a) (b)	12,730	272,167
AtriCure, Inc. (a)	15,592	1,023,927
Atrion Corp. (b)	495	352,935
Avanos Medical, Inc. (a)	18,331	614,088
AxoGen, Inc. (a) (b)	14,840	117,830
Axonics, Inc. (a) (b)	15,955	998,783
BioLife Solutions, Inc. (a) (b)	3,986	90,602
Bioventus, Inc. - Class A (a)	12,058	170,018
Butterfly Network, Inc. (a) (b)	47,336	225,319
Cardiovascular Systems, Inc. (a)	13,837	312,716
Cerus Corp. (a) (b)	59,814	328,379
CONMED Corp. (b)	9,867	1,465,743
CryoPort, Inc. (a) (b)	13,680	477,569
Cutera, Inc. (a)	6,744	465,336
Glaukos Corp. (a)	16,191	936,164
Haemonetics Corp. (a)	18,130	1,146,179
Heska Corp. (a)	3,474	480,385
Inari Medical, Inc. (a)	12,217	1,107,349
Inogen, Inc. (a)	6,732	218,251
Integer Holdings Corp. (a) (b)	11,577	932,759
Intersect ENT, Inc. (a)	13,971	391,328
iRadimed Corp.	2,491	111,696
iRhythm Technologies, Inc. (a)	10,038	1,580,684
Lantheus Holdings, Inc. (a)	23,157	1,280,814
LeMaitre Vascular, Inc. (b)	7,651	355,542
LivaNova plc (a)	18,448	1,509,600
Meridian Bioscience, Inc. (a) (b)	14,711	381,897
Merit Medical Systems, Inc. (a)	18,450	1,227,294
Mesa Laboratories, Inc. (b)	1,730	440,942
Natus Medical, Inc. (a) (b)	12,046	316,569
Neogen Corp. (a)	38,451	1,185,829
Nevro Corp. (a)	12,102	875,338
NuVasive, Inc. (a) (c)	18,483	1,047,986
OraSure Technologies, Inc. (a) (b)	28,635	194,145
Ortho Clinical Diagnostics Holdings plc (a)	42,875	800,047
Orthofix Medical, Inc. (a) (b)	7,567	247,441
OrthoPediatrics Corp. (a) (b)	5,617	303,262
Outset Medical, Inc. (a)	16,994	771,528
PROCEPT BioRobotics Corp. (a) (b)	3,223	112,773
Pulmonx Corp. (a) (b)	9,963	247,182
SeaSpine Holdings Corp. (a) (b)	10,839	131,802
Senseonics Holdings, Inc. (a) (b)	112,551	221,725
Shockwave Medical, Inc. (a)	11,661	2,418,025
SI-BONE, Inc. (a) (b)	12,210	275,946
Sight Sciences, Inc. (a)	9,243	106,849
Silk Road Medical, Inc. (a) (b)	11,451	472,812
STAAR Surgical Co. (a)	16,470	1,316,118

Health Care Equipment & Supplies—(Continued)
SurModics, Inc. (a)	4,747	$215,181
Tactile Systems Technology, Inc. (a)	8,238	166,078
TransMedics Group, Inc. (a) (b)	9,254	249,303
Treace Medical Concepts, Inc. (a)	12,249	231,628
UFP Technologies, Inc. (a) (b)	2,028	134,193
Utah Medical Products, Inc.	1,293	116,189
Vapotherm, Inc. (a) (b)	8,810	122,459
Varex Imaging Corp. (a) (b)	15,292	325,567
ViewRay, Inc. (a) (b)	54,916	215,271

		32,588,466

Health Care Providers & Services—3.0%
1Life Healthcare, Inc. (a) (b)	41,767	462,778
Accolade, Inc. (a)	18,167	319,013
AdaptHealth Corp. (a)	28,311	453,825
Addus HomeCare Corp. (a)	5,248	489,586
Agiliti, Inc. (a) (b)	9,835	207,519
Alignment Healthcare, Inc. (a) (b)	29,558	331,936
AMN Healthcare Services, Inc. (a)	16,179	1,687,955
Apollo Medical Holdings, Inc. (a) (b)	13,155	637,623
Aveanna Healthcare Holdings, Inc. (a) (b)	18,668	63,658
Brookdale Senior Living, Inc. (a)	65,085	458,849
Castle Biosciences, Inc. (a)	7,804	350,087
Community Health Systems, Inc. (a)	45,180	536,287
Corvel Corp. (a)	3,162	532,607
Covetrus, Inc. (a)	36,775	617,452
Cross Country Healthcare, Inc. (a)	12,489	270,637
Ensign Group, Inc. (The)	18,227	1,640,612
Fulgent Genetics, Inc. (a)	7,417	462,895
Hanger, Inc. (a)	14,755	270,459
HealthEquity, Inc. (a)	28,395	1,914,959
Invitae Corp. (a) (b)	71,322	568,436
Joint Corp. (The) (a)	5,088	180,064
LHC Group, Inc. (a)	10,373	1,748,888
Lifestance Health Group, Inc. (a) (b)	27,070	273,678
MEDNAX, Inc. (a) (b)	26,848	630,391
ModivCare, Inc. (a)	4,229	487,984
National HealthCare Corp. (b)	4,199	294,896
National Research Corp. (b)	6,206	246,068
Option Care Health, Inc. (a)	54,896	1,567,830
Owens & Minor, Inc. (b)	24,511	1,078,974
Patterson Cos., Inc.	30,828	997,902
Pennant Group Inc. (The) (a)	11,360	211,637
PetIQ, Inc. (a) (b)	9,493	231,629
Privia Health Group, Inc. (a) (b)	15,278	408,381
Progyny, Inc. (a) (b)	22,620	1,162,668
R1 RCM, Inc. (a)	41,477	1,109,925
RadNet, Inc. (a) (b)	16,412	367,136
Select Medical Holdings Corp.	37,643	903,056
Surgery Partners, Inc. (a) (b)	11,767	647,773
Tenet Healthcare Corp. (a)	36,664	3,151,638
Tivity Health, Inc. (a)	17,194	553,131
U.S. Physical Therapy, Inc. (b)	4,409	438,475

		28,969,297

BHFTII-209

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Technology—1.0%
Allscripts Healthcare Solutions, Inc. (a)	43,500	$979,620
American Well Corp. - Class A (a)	64,199	270,278
Computer Programs & Systems, Inc. (a) (b)	5,856	201,739
Evolent Health, Inc. - Class A (a)	29,029	937,637
Health Catalyst, Inc. (a) (b)	17,486	456,909
HealthStream, Inc. (a)	9,080	180,874
Inspire Medical Systems, Inc. (a)	9,323	2,393,121
Multiplan Corp. (a) (b)	137,915	645,442
NextGen Healthcare, Inc. (a)	21,901	457,950
Omnicell, Inc. (a) (b)	14,912	1,930,955
OptimizeRx Corp. (a) (b)	5,787	218,228
Phreesia, Inc. (a)	17,014	448,489
Schrodinger, Inc. (a)	16,079	548,615
Simulations Plus, Inc. (b)	5,451	277,892

		9,947,749

Hotels, Restaurants & Leisure—2.3%
Accel Entertainment, Inc. (a)	19,825	241,468
Bally’s Corp. (a)	11,742	360,949
BJ’s Restaurants, Inc. (a)	9,083	257,049
Bloomin’ Brands, Inc. (b)	32,263	707,850
Bluegreen Vacations Holding Corp. (a) (b)	5,418	160,210
Brinker International, Inc. (a)	15,862	605,294
Century Casinos, Inc. (a)	9,899	118,293
Cheesecake Factory, Inc. (The) (a) (b)	16,135	642,012
Chuy’s Holdings, Inc. (a) (b)	8,272	223,344
Cracker Barrel Old Country Store, Inc.	8,206	974,298
Dave & Buster’s Entertainment, Inc. (a)	14,842	728,742
Denny’s Corp. (a)	21,650	309,811
Dine Brands Global, Inc.	5,429	423,191
El Pollo Loco Holdings, Inc. (a)	7,185	83,490
Everi Holdings, Inc. (a)	31,005	651,105
F45 Training Holdings, Inc. (a)	12,664	135,505
Full House Resorts, Inc. (a) (b)	11,840	113,782
GAN, Ltd. (a) (b)	14,337	69,104
Golden Entertainment, Inc. (a)	6,242	362,473
Golden Nugget Online Gaming, Inc. (a)	14,609	103,870
Hilton Grand Vacations, Inc. (a)	29,511	1,534,867
International Game Technology plc (b)	35,785	883,174
Jack in the Box, Inc. (b)	7,171	669,843
Krispy Kreme, Inc. (b)	30,666	455,390
Kura Sushi USA, Inc. - Class A (a) (b)	1,484	81,843
Life Time Group Holdings, Inc. (a) (b)	15,138	220,106
Lindblad Expeditions Holdings, Inc. (a) (b)	10,934	164,885
Monarch Casino & Resort, Inc. (a)	4,396	383,463
Noodles & Co. (a) (b)	12,647	75,503
ONE Group Hospitality, Inc. (a) (b)	7,689	80,811
Papa John’s International, Inc.	11,469	1,207,456
Portillo’s, Inc. - Class A (a) (b)	9,053	222,342
RCI Hospitality Holdings, Inc. (b)	2,630	161,640
Red Robin Gourmet Burgers, Inc. (a)	5,755	97,029
Red Rock Resorts, Inc. - Class A (b)	18,412	894,087
Rush Street Interactive, Inc. (a) (b)	21,900	159,213
Ruth’s Hospitality Group, Inc. (b)	12,375	283,140
Scientific Games Corp. - Class A (a)	33,049	1,941,629
SeaWorld Entertainment, Inc. (a)	17,225	1,282,229
Shake Shack, Inc. - Class A (a)	13,241	899,064

Hotels, Restaurants & Leisure—(Continued)
Sweetgreen, Inc. - Class A (a) (b)	4,844	154,960
Texas Roadhouse, Inc.	23,614	1,977,200
Wingstop, Inc. (b)	10,306	1,209,409
Xponential Fitness, Inc. - Class A (a)	5,274	123,623

		22,434,746

Household Durables—1.5%
Beazer Homes USA, Inc. (a)	10,935	166,431
Cavco Industries, Inc. (a)	3,093	744,949
Century Communities, Inc. (b)	10,341	553,967
Ethan Allen Interiors, Inc. (b)	9,100	237,237
GoPro, Inc. - Class A (a) (b)	44,776	381,939
Green Brick Partners, Inc. (a)	10,016	197,916
Helen of Troy, Ltd. (a) (b)	8,363	1,637,810
Hooker Furnishings Corp. (b)	6,029	114,189
Hovnanian Enterprises, Inc. - Class A (a)	1,923	113,649
Installed Building Products, Inc. (b)	8,305	701,690
iRobot Corp. (a) (b)	8,888	563,499
KB Home	27,244	882,161
La-Z-Boy, Inc.	16,250	428,513
LGI Homes, Inc. (a) (b)	7,603	742,661
Lovesac Co. (The) (a) (b)	4,517	244,189
M/I Homes, Inc. (a)	9,907	439,375
MDC Holdings, Inc.	19,668	744,237
Meritage Homes Corp. (a) (c)	12,250	970,568
Purple Innovation, Inc. (a) (b)	20,685	121,007
Skyline Champion Corp. (a)	18,238	1,000,901
Snap One Holdings Corp. (a) (b)	5,851	86,302
Sonos, Inc. (a) (b)	43,889	1,238,548
Taylor Morrison Home Corp. (a)	40,039	1,089,862
Traeger, Inc. (a)	13,375	99,510
TRI Pointe Group, Inc. (a)	38,423	771,534
Tupperware Brands Corp. (a) (b)	15,525	301,961
Universal Electronics, Inc. (a)	4,412	137,831
Vuzix Corp. (a) (b)	9,656	63,730
Weber, Inc. - Class A (b)	9,376	92,166

		14,868,332

Household Products—0.2%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	13,396	546,289
Central Garden and Pet Co. (Voting Shares) (a)	2,845	125,066
Energizer Holdings, Inc. (b)	22,082	679,242
WD-40 Co. (b)	4,703	861,731

		2,212,328

Independent Power and Renewable Electricity Producers—0.3%
Clearway Energy, Inc. - Class A	12,687	422,731
Clearway Energy, Inc. - Class C	27,115	989,969
Ormat Technologies, Inc. (b)	15,283	1,250,608
Sunnova Energy International, Inc. (a) (b)	30,639	706,535

		3,369,843

Insurance—1.8%
Ambac Financial Group, Inc. (a)	15,807	164,393
American Equity Investment Life Holding Co.	28,381	1,132,686

BHFTII-210

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
American National Group, Inc.	2,332	$440,958
AMERISAFE, Inc.	6,927	344,064
Argo Group International Holdings, Ltd.	10,670	440,458
Bright Health Group, Inc. (a) (b)	99,081	191,226
BRP Group, Inc. - Class A (a)	16,072	431,212
CNO Financial Group, Inc.	42,230	1,059,551
eHealth, Inc. (a)	8,196	101,712
Employers Holdings, Inc.	10,200	418,404
Enstar Group, Ltd. (a)	4,306	1,124,512
Genworth Financial, Inc. - Class A (a)	154,927	585,624
Goosehead Insurance, Inc. - Class A	6,359	499,627
HCI Group, Inc.	1,899	129,474
Horace Mann Educators Corp.	13,604	569,055
Investors Title Co.	476	96,728
James River Group Holdings, Ltd. (b)	13,003	321,694
Kinsale Capital Group, Inc.	7,402	1,687,804
MBIA, Inc. (a)	16,483	253,673
National Western Life Group, Inc. - Class A (b)	1,039	218,606
Palomar Holdings, Inc. (a)	8,685	555,753
ProAssurance Corp.	19,097	513,327
RLI Corp.	13,582	1,502,577
Safety Insurance Group, Inc.	5,238	475,872
Selective Insurance Group, Inc.	19,974	1,784,877
Selectquote, Inc. (a) (b)	17,000	47,430
Siriuspoint, Ltd. (a) (b)	30,477	227,968
Stewart Information Services Corp.	9,296	563,431
Tiptree, Inc. - Class A (b)	8,311	106,796
Trupanion, Inc. (a) (b)	12,959	1,154,906
United Fire Group, Inc.	7,479	232,372
Universal Insurance Holdings, Inc.	9,488	127,993

		17,504,763

Interactive Media & Services—0.6%
Cargurus, Inc. (a)	33,031	1,402,496
Cars.com, Inc. (a)	23,858	344,271
Eventbrite, Inc. - Class A (a) (b)	24,116	356,193
EverQuote, Inc. - Class A (a)	6,305	102,015
fuboTV, Inc. (a) (b)	48,212	316,753
MediaAlpha, Inc. - Class A (a) (b)	7,846	129,851
Outbrain, Inc. (a)	10,498	112,644
QuinStreet, Inc. (a)	18,173	210,807
TrueCar, Inc. (a) (b)	33,426	132,033
Yelp, Inc. (a)	24,475	834,842
Ziff Davis, Inc. (a)	14,633	1,416,182

		5,358,087

Internet & Direct Marketing Retail—0.4%
1-800-Flowers.com, Inc. - Class A (a)	10,044	128,161
CarParts.com, Inc. (a) (b)	7,401	49,587
Groupon, Inc. (a) (b)	9,992	192,146
Lands’ End, Inc. (a) (b)	4,859	82,214
Liquidity Services, Inc. (a)	10,346	177,123
Overstock.com, Inc. (a) (b)	15,298	673,188
PetMed Express, Inc. (b)	6,446	166,307
Porch Group, Inc. (a) (b)	27,929	193,967

Internet & Direct Marketing Retail—(Continued)
Quotient Technology, Inc. (a) (b)	31,794	202,846
RealReal, Inc. (The) (a)	18,368	133,352
Revolve Group, Inc. (a) (b)	13,297	713,916
Shutterstock, Inc.	7,975	742,313
Stitch Fix, Inc. - Class A (a)	28,229	284,266
Xometry, Inc. - Class A (a) (b)	9,025	331,669

		4,071,055

IT Services—1.5%
BigCommerce Holdings, Inc. (a)	16,688	365,634
BM Technologies, Inc. (a) (b)	2,086	17,835
Brightcove, Inc. (a)	14,296	111,509
Cantaloupe, Inc. (a)	9,889	66,949
Cass Information Systems, Inc. (b)	5,703	210,498
Conduent, Inc. (a)	57,997	299,264
CSG Systems International, Inc.	11,126	707,280
DigitalOcean Holdings, Inc. (a)	17,388	1,005,896
EVERTEC, Inc.	21,016	860,185
Evo Payments, Inc. - Class A (a)	17,582	405,968
ExlService Holdings, Inc. (a)	11,377	1,629,983
Flywire Corp. (a)	22,486	687,622
Grid Dynamics Holdings, Inc. (a)	14,684	206,751
Hackett Group, Inc. (The)	9,515	219,416
I3 Verticals, Inc. - Class A (a) (b)	7,082	197,304
International Money Express, Inc. (a)	11,455	236,088
Limelight Networks, Inc. (a)	43,242	225,723
LiveRamp Holdings, Inc. (a)	22,504	841,425
Maximus, Inc.	21,230	1,591,188
MoneyGram International, Inc. (a)	27,211	287,348
Paya Holdings, Inc. (a) (b)	33,025	193,526
Perficient, Inc. (a) (b)	11,079	1,219,687
Rackspace Technology, Inc. (a) (b)	19,337	215,801
Repay Holdings Corp. (a) (b)	30,117	444,828
TTEC Holdings, Inc. (b)	6,343	523,424
Tucows, Inc. - Class A (a) (b)	3,376	230,581
Unisys Corp. (a) (b)	23,162	500,531
Verra Mobility Corp. (a) (b)	52,003	846,609

		14,348,853

Leisure Products—0.4%
Acushnet Holdings Corp. (b)	12,344	496,969
AMMO, Inc. (a) (b)	33,699	161,755
Callaway Golf Co. (a)	38,180	894,176
Clarus Corp. (b)	9,026	205,612
Genius Brands International, Inc. (a) (b)	121,630	124,063
Johnson Outdoors, Inc. - Class A	1,720	133,696
Latham Group, Inc. (a) (b)	16,213	214,660
Malibu Boats, Inc. - Class A (a)	7,415	430,144
MasterCraft Boat Holdings, Inc. (a) (b)	5,356	131,811
Smith & Wesson Brands, Inc.	17,075	258,345
Sturm Ruger & Co., Inc. (b)	6,188	430,809
Vista Outdoor, Inc. (a)	20,009	714,121

		4,196,161

BHFTII-211

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—0.6%
Absci Corp. (a) (b)	21,745	$183,310
Berkeley Lights, Inc. (a)	17,360	123,430
Bionano Genomics, Inc. (a) (b)	69,435	179,142
Codexis, Inc. (a)	21,179	436,711
Cytek Biosciences, Inc. (a) (b)	35,235	379,833
Fluidigm Corp. (a) (b)	29,945	107,503
Harvard Bioscience, Inc. (a) (b)	14,825	92,063
Inotiv, Inc. (a) (b)	5,305	138,885
MaxCyte, Inc. (a)	36,112	252,423
Medpace Holdings, Inc. (a)	9,953	1,628,211
NanoString Technologies, Inc. (a)	15,548	540,293
NeoGenomics, Inc. (a)	39,085	474,883
Pacific Biosciences of California, Inc. (a) (b)	69,267	630,330
Personalis, Inc. (a)	13,385	109,623
Quanterix Corp. (a)	11,230	327,804
Seer, Inc. (a) (b)	15,060	229,514
Singular Genomics Systems, Inc. (a)	19,700	124,307

		5,958,265

Machinery—3.5%
Alamo Group, Inc.	3,584	515,343
Albany International Corp. - Class A	10,575	891,684
Altra Industrial Motion Corp.	22,753	885,774
Astec Industries, Inc.	8,361	359,523
Barnes Group, Inc.	16,460	661,527
Blue Bird Corp. (a) (b)	5,762	108,441
Chart Industries, Inc. (a) (b)	12,192	2,094,220
CIRCOR International, Inc. (a)	6,280	167,174
Columbus McKinnon Corp. (b)	10,074	427,138
Commercial Vehicle Group, Inc. (a)	2,854	24,116
Desktop Metal, Inc. - Class A (a) (b)	66,572	315,551
Douglas Dynamics, Inc.	7,665	265,132
Energy Recovery, Inc. (a) (b)	15,479	311,747
Enerpac Tool Group Corp. (b)	20,140	440,865
EnPro Industries, Inc.	6,833	667,789
ESCO Technologies, Inc.	8,855	619,142
Evoqua Water Technologies Corp. (a)	40,010	1,879,670
Federal Signal Corp.	20,932	706,455
Franklin Electric Co., Inc.	16,069	1,334,370
Gorman-Rupp Co. (The) (b)	7,300	261,924
Greenbrier Cos., Inc. (The) (b)	10,684	550,333
Helios Technologies, Inc.	11,222	900,565
Hillenbrand, Inc.	25,057	1,106,768
Hydrofarm Holdings Group, Inc. (a) (b)	13,979	211,782
Hyliion Holdings Corp. (a) (b)	44,983	199,275
Hyster-Yale Materials Handling, Inc.	3,777	125,434
Ideanomics, Inc. (a) (b)	79,525	89,068
John Bean Technologies Corp.	10,810	1,280,661
Kadant, Inc.	3,991	775,012
Kennametal, Inc.	28,533	816,329
Lindsay Corp. (b)	3,909	613,752
Luxfer Holdings plc (b)	10,353	173,930
Manitowoc Co., Inc. (The) (a)	9,971	150,363
Meritor, Inc. (a)	22,702	807,510
Miller Industries, Inc.	3,305	93,069

Machinery—(Continued)
Mueller Industries, Inc.	19,487	1,055,611
Mueller Water Products, Inc. - Class A	48,875	631,465
Nikola Corp. (a) (b)	80,110	857,978
Omega Flex, Inc. (b)	819	106,364
Proto Labs, Inc. (a) (b)	8,980	475,042
RBC Bearings, Inc. (a)	9,667	1,874,238
REV Group, Inc. (b)	10,161	136,157
Shyft Group, Inc. (The)	12,528	452,386
SPX Corp. (a)	15,612	771,389
SPX FLOW, Inc.	14,413	1,242,689
Standex International Corp.	3,775	377,198
Tennant Co.	5,981	471,303
Terex Corp.	23,730	846,212
Titan International, Inc. (a)	18,172	267,674
Trinity Industries, Inc.	27,391	941,155
Wabash National Corp. (b)	17,203	255,292
Watts Water Technologies, Inc. - Class A	9,526	1,329,734
Welbilt, Inc. (a)	43,878	1,042,102

		33,965,425

Marine—0.3%
Costamare, Inc.	18,240	310,992
Eagle Bulk Shipping, Inc. (b)	3,177	216,385
Genco Shipping & Trading, Ltd.	11,163	263,670
Matson, Inc.	14,126	1,703,878
Safe Bulkers, Inc.	22,656	107,843

		2,602,768

Media—1.0%
Advantage Solutions, Inc. (a) (b)	30,307	193,359
AMC Networks, Inc. - Class A (a) (b)	10,133	411,704
Audacy, Inc. (a) (b)	42,881	123,926
Boston Omaha Corp. - Class A (a) (b)	5,973	151,535
Cardlytics, Inc. (a) (b)	11,016	605,660
Clear Channel Outdoor Holdings, Inc. (a)	106,135	367,227
Daily Journal Corp. (a)	342	106,700
Entravision Communications Corp. - Class A (b)	10,395	66,632
EW Scripps Co. (The) - Class A (a)	19,856	412,806
Gannett Co., Inc. (a) (b)	33,774	152,321
Gray Television, Inc. (b)	29,805	657,796
iHeartMedia, Inc. - Class A (a)	39,947	756,197
Integral Ad Science Holding Corp. (a) (b)	12,716	175,481
John Wiley & Sons, Inc. - Class A	15,436	818,571
Magnite, Inc. (a)	44,965	593,988
Scholastic Corp.	9,213	371,100
Sinclair Broadcast Group, Inc. - Class A	15,766	441,763
Stagwell, Inc. (a) (b)	12,414	89,877
TechTarget, Inc. (a)	9,094	739,160
TEGNA, Inc.	75,982	1,701,997
Thryv Holdings, Inc. (a)	3,516	98,870
WideOpenWest, Inc. (a) (b)	18,090	315,489

		9,352,159

BHFTII-212

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—1.5%
Allegheny Technologies, Inc. (a)	43,466	$1,166,627
Arconic Corp. (a) (b)	36,643	938,794
Carpenter Technology Corp. (b)	16,114	676,466
Century Aluminum Co. (a)	17,836	469,265
Coeur Mining, Inc. (a) (b)	87,354	388,725
Commercial Metals Co.	41,165	1,713,287
Compass Minerals International, Inc. (b)	11,864	744,941
Constellium SE (a)	44,037	792,666
Gatos Silver, Inc. (a) (b)	17,907	77,358
Haynes International, Inc. (b)	3,793	161,582
Hecla Mining Co. (b)	180,876	1,188,355
Kaiser Aluminum Corp. (b)	5,296	498,671
Materion Corp.	7,321	627,703
MP Materials Corp. (a) (b)	26,988	1,547,492
Novagold Resources, Inc. (a)	72,235	558,377
Olympic Steel, Inc.	3,243	124,726
Ryerson Holding Corp.	5,848	204,797
Schnitzer Steel Industries, Inc. - Class A	8,757	454,839
SunCoke Energy, Inc. (b)	29,072	259,031
TimkenSteel Corp. (a) (b)	16,152	353,406
Warrior Met Coal, Inc.	17,236	639,628
Worthington Industries, Inc. (b)	11,415	586,845

		14,173,581

Mortgage Real Estate Investment Trusts—1.2%
AFC Gamma, Inc. (b)	5,786	110,628
Apollo Commercial Real Estate Finance, Inc.	46,637	649,653
Arbor Realty Trust, Inc. (b)	49,413	842,986
Ares Commercial Real Estate Corp.	13,470	209,054
ARMOUR Residential REIT, Inc. (b)	28,940	243,096
Blackstone Mortgage Trust, Inc. - Class A (b)	52,735	1,676,446
BrightSpire Capital, Inc.	29,006	268,306
Broadmark Realty Capital, Inc. (b)	35,510	307,162
Chimera Investment Corp. (b)	80,284	966,619
Dynex Capital, Inc. (b)	12,043	195,097
Ellington Financial, Inc. (b)	18,630	330,683
Franklin BSP Realty Trust, Inc.	14,388	201,144
Granite Point Mortgage Trust, Inc.	18,427	204,908
Great Ajax Corp. (b)	7,860	92,198
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	26,080	1,236,974
Invesco Mortgage Capital, Inc. (b)	108,033	246,315
KKR Real Estate Finance Trust, Inc. (b)	12,092	249,216
Ladder Capital Corp.	39,172	464,972
MFA Financial, Inc.	134,536	542,180
New York Mortgage Trust, Inc.	129,785	473,715
Orchid Island Capital, Inc. (b)	47,085	153,026
PennyMac Mortgage Investment Trust (b)	32,587	550,395
Ready Capital Corp. (b)	23,050	347,133
Redwood Trust, Inc. (b)	39,416	415,051
TPG RE Finance Trust, Inc.	20,840	246,120
Two Harbors Investment Corp. (b)	104,632	578,615

		11,801,692

Multi-Utilities—0.4%
Avista Corp. (b)	23,487	1,060,438

Multi-Utilities—(Continued)
Black Hills Corp.	21,363	1,645,379
NorthWestern Corp.	18,082	1,093,780
Unitil Corp.	5,823	290,451

		4,090,048

Multiline Retail—0.4%
Big Lots, Inc. (b)	10,588	366,345
Dillard’s, Inc. - Class A (b)	1,759	472,098
Franchise Group, Inc.	9,820	406,843
Macy’s, Inc. (b)	102,765	2,503,355

		3,748,641

Oil, Gas & Consumable Fuels—5.2%
Aemetis, Inc. (a) (b)	9,652	122,291
Alto Ingredients, Inc. (a)	27,235	185,743
Antero Resources Corp. (a)	97,262	2,969,409
Arch Resources, Inc.	5,183	712,041
Berry Corp.	23,561	243,149
Brigham Minerals, Inc. - Class A (b)	15,907	406,424
California Resources Corp.	29,042	1,299,049
Callon Petroleum Co. (a) (b)	16,341	965,426
Centennial Resource Development, Inc. - Class A (a)	62,766	506,522
Centrus Energy Corp. - Class A (a)	3,474	117,074
Chesapeake Energy Corp. (b)	36,862	3,206,994
Civitas Resources, Inc. (b)	14,940	892,067
Clean Energy Fuels Corp. (a) (b)	54,120	429,713
CNX Resources Corp. (a)	68,399	1,417,227
Comstock Resources, Inc. (a) (b)	34,163	445,827
CONSOL Energy, Inc. (a)	12,747	479,670
Crescent Energy, Inc. - Class A (b)	12,363	214,374
CVR Energy, Inc. (b)	10,082	257,494
Delek U.S. Holdings, Inc. (a)	23,703	502,978
Denbury, Inc. (a) (b)	18,340	1,440,974
DHT Holdings, Inc. (b)	36,631	212,460
Dorian LPG, Ltd.	11,086	160,636
Earthstone Energy, Inc. - Class A (a) (b)	9,068	114,529
Energy Fuels, Inc. (a) (b)	45,519	416,499
Equitrans Midstream Corp.	137,245	1,158,348
Falcon Minerals Corp. (b)	13,606	91,704
Frontline, Ltd. (a) (b)	42,361	372,777
Gevo, Inc. (a) (b)	52,204	244,315
Golar LNG, Ltd. (a) (b)	34,450	853,671
Green Plains, Inc. (a) (b)	15,498	480,593
International Seaways, Inc. (b)	16,560	298,742
Kosmos Energy, Ltd. (a) (b)	142,959	1,027,875
Laredo Petroleum, Inc. (a)	4,581	362,540
Magnolia Oil & Gas Corp. - Class A	49,911	1,180,395
Matador Resources Co. (b)	38,374	2,033,054
Murphy Oil Corp. (b)	49,818	2,012,149
Nordic American Tankers, Ltd. (b)	59,722	127,208
Northern Oil and Gas, Inc. (b)	20,818	586,859
Oasis Petroleum, Inc.	6,905	1,010,201
Ovintiv, Inc.	88,533	4,786,979
Par Pacific Holdings, Inc. (a)	16,282	211,992
PBF Energy, Inc. - Class A (a)	33,227	809,742

BHFTII-213

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
PDC Energy, Inc.	33,416	$2,428,675
Peabody Energy Corp. (a) (b)	30,857	756,922
Range Resources Corp. (a)	81,520	2,476,578
Ranger Oil Corp. - Class A (a)	7,251	250,377
Renewable Energy Group, Inc. (a)	14,844	900,289
REX American Resources Corp. (a) (b)	1,752	174,499
Riley Exploration Permian, Inc.	4,606	115,518
Scorpio Tankers, Inc. (b)	17,121	366,047
SFL Corp., Ltd. (b)	35,518	361,573
SM Energy Co. (b)	40,989	1,596,522
Southwestern Energy Co. (a) (b)	348,317	2,497,433
Talos Energy, Inc. (a)	13,717	216,591
Teekay Corp. (a)	25,174	79,802
Teekay Tankers, Ltd. - Class A (a) (b)	8,653	119,758
Tellurian, Inc. (a) (b)	109,799	581,935
Ur-Energy, Inc. (a) (b)	75,333	120,533
Uranium Energy Corp. (a) (b)	72,621	333,330
W&T Offshore, Inc. (a)	32,205	123,023
Whiting Petroleum Corp.	13,398	1,092,071
World Fuel Services Corp. (b)	21,674	586,065

		50,545,255

Paper & Forest Products—0.1%
Clearwater Paper Corp. (a)	5,381	150,829
Glatfelter Corp. (b)	14,914	184,635
Neenah, Inc. (b)	5,481	217,377
Schweitzer-Mauduit International, Inc.	11,101	305,278

		858,119

Personal Products—0.5%
Beauty Health Co. (The) (a) (b)	31,070	524,462
BellRing Brands, Inc. (a)	40,445	933,471
Edgewell Personal Care Co. (b)	19,017	697,353
elf Beauty, Inc. (a)	17,235	445,180
Honest Co. Inc. (The) (a) (b)	33,335	173,675
Inter Parfums, Inc. (b)	6,560	577,608
Medifast, Inc. (b)	3,943	673,385
Nu Skin Enterprises, Inc. - Class A	17,901	857,100
USANA Health Sciences, Inc. (a)	4,527	359,670
Veru, Inc. (a) (b)	8,379	40,471

		5,282,375

Pharmaceuticals—1.5%
Aclaris Therapeutics, Inc. (a)	16,582	285,874
Aerie Pharmaceuticals, Inc. (a)	15,265	138,911
Amneal Pharmaceuticals, Inc. (a)	37,525	156,479
Amphastar Pharmaceuticals, Inc. (a) (b)	13,014	467,203
Amylyx Pharmaceuticals, Inc. (a)	4,366	56,103
ANI Pharmaceuticals, Inc. (a)	3,731	104,878
Antares Pharma, Inc. (a)	60,537	248,202
Arvinas, Inc. (a) (b)	16,311	1,097,730
Atea Pharmaceuticals, Inc. (a)	24,648	177,959
Athira Pharma, Inc. (a) (b)	13,703	184,990
Axsome Therapeutics, Inc. (a) (b)	10,909	451,524
Cara Therapeutics, Inc. (a) (b)	18,209	221,239

Pharmaceuticals—(Continued)
Cassava Sciences, Inc. (a) (b)	13,762	511,121
CinCor Pharma, Inc. (a)	5,206	91,313
Collegium Pharmaceutical, Inc. (a) (b)	14,032	285,692
Corcept Therapeutics, Inc. (a) (b)	30,309	682,559
Cymabay Therapeutics, Inc. (a) (b)	33,680	104,745
DICE Therapeutics, Inc. (a) (b)	6,094	116,578
Edgewise Therapeutics, Inc. (a) (b)	15,027	145,762
Endo International plc (a) (b)	50,790	117,325
Esperion Therapeutics, Inc. (a) (b)	22,594	104,836
Evolus, Inc. (a)	12,622	141,619
EyePoint Pharmaceuticals, Inc. (a) (b)	8,253	100,274
Fulcrum Therapeutics, Inc. (a) (b)	9,555	225,976
Harmony Biosciences Holdings, Inc. (a) (b)	9,337	454,245
Innoviva, Inc. (a) (b)	15,620	302,247
Intra-Cellular Therapies, Inc. (a)	27,188	1,663,634
Marinus Pharmaceuticals, Inc. (a) (b)	12,435	116,267
Mind Medicine MindMed, Inc. (a) (b)	73,240	81,296
NGM Biopharmaceuticals, Inc. (a) (b)	11,665	177,891
Nuvation Bio, Inc. (a) (b)	57,700	303,502
Ocular Therapeutix, Inc. (a)	14,742	72,973
Omeros Corp. (a) (b)	22,858	137,377
Oramed Pharmaceuticals, Inc. (a) (b)	10,953	94,743
Pacira BioSciences, Inc. (a)	15,246	1,163,575
Phathom Pharmaceuticals, Inc. (a) (b)	7,762	105,641
Phibro Animal Health Corp. - Class A	9,993	199,360
Prestige Consumer Healthcare, Inc. (a)	17,473	925,021
Provention Bio, Inc. (a) (b)	20,860	152,695
Reata Pharmaceuticals, Inc. - Class A (a) (b)	9,837	322,260
Relmada Therapeutics, Inc. (a) (b)	9,068	244,745
Revance Therapeutics, Inc. (a)	25,433	495,943
SIGA Technologies, Inc. (a) (b)	18,339	130,024
Supernus Pharmaceuticals, Inc. (a) (b)	17,997	581,663
Theravance Biopharma, Inc. (a)	21,852	208,905

		14,152,899

Professional Services—1.8%
ASGN, Inc. (a)	17,332	2,022,818
Barrett Business Services, Inc.	2,279	176,554
CBIZ, Inc. (a)	16,340	685,790
CRA International, Inc.	2,895	243,933
Exponent, Inc.	17,969	1,941,550
First Advantage Corp. (a) (b)	20,718	418,296
Forrester Research, Inc. (a)	3,344	188,668
Franklin Covey Co. (a)	3,849	174,052
Heidrick & Struggles International, Inc.	7,497	296,731
HireRight Holdings Corp. (a) (b)	9,930	169,803
Huron Consulting Group, Inc. (a)	6,931	317,509
ICF International, Inc.	5,914	556,744
Insperity, Inc.	12,555	1,260,773
KBR, Inc.	48,462	2,652,325
Kelly Services, Inc. - Class A (b)	12,354	267,958
Kforce, Inc.	7,178	530,957
Korn Ferry	18,493	1,200,935
ManTech International Corp. - Class A	9,366	807,256

BHFTII-214

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Resources Connection, Inc.	11,231	$192,499
Sterling Check Corp. (a)	7,285	192,543
TriNet Group, Inc. (a) (b)	14,046	1,381,565
TrueBlue, Inc. (a)	10,956	316,519
Upwork, Inc. (a) (b)	41,273	959,185
Willdan Group, Inc. (a) (b)	4,570	140,253

		17,095,216

Real Estate Management & Development—0.7%
Cushman & Wakefield plc (a) (b)	48,167	987,905
Douglas Elliman, Inc. (b)	27,436	200,283
eXp World Holdings, Inc. (b)	22,252	471,075
Forestar Group, Inc. (a)	6,983	124,018
FRP Holdings, Inc. (a) (b)	1,723	99,589
Kennedy-Wilson Holdings, Inc. (b)	41,685	1,016,697
Marcus & Millichap, Inc.	8,728	459,791
Newmark Group, Inc. - Class A	57,288	912,025
RE/MAX Holdings, Inc. - Class A	6,249	173,285
Realogy Holdings Corp. (a) (b)	39,613	621,132
Redfin Corp. (a) (b)	35,715	644,298
RMR Group, Inc. (The) - Class A (b)	4,706	146,357
St. Joe Co. (The) (b)	11,618	688,250
Tejon Ranch Co. (a)	7,461	136,238

		6,680,943

Road & Rail—0.9%
ArcBest Corp. (b)	8,807	708,964
Avis Budget Group, Inc. (a) (b)	14,161	3,728,591
Covenant Logistics Group, Inc.	4,410	94,947
Daseke, Inc. (a) (b)	14,084	141,826
Heartland Express, Inc.	16,789	236,221
Marten Transport, Ltd.	20,880	370,829
PAM Transportation Services, Inc. (a) (b)	2,592	90,072
Saia, Inc. (a)	8,916	2,173,899
Werner Enterprises, Inc.	20,609	844,969
Yellow Corp. (a) (b)	8,681	60,854

		8,451,172

Semiconductors & Semiconductor Equipment—3.2%
Alpha & Omega Semiconductor, Ltd. (a)	7,372	402,880
Ambarella, Inc. (a)	12,092	1,268,693
Amkor Technology, Inc. (b)	35,047	761,221
Atomera, Inc. (a) (b)	7,526	98,289
Axcelis Technologies, Inc. (a)	11,583	874,864
AXT, Inc. (a) (b)	3,880	27,238
Ceva, Inc. (a)	8,407	341,744
CMC Materials, Inc.	9,616	1,782,806
Cohu, Inc. (a)	17,431	515,958
Credo Technology Group Holding, Ltd. (a) (b)	9,288	141,456
Diodes, Inc. (a)	14,701	1,278,840
FormFactor, Inc. (a) (b) (c)	26,288	1,104,885
Ichor Holdings, Ltd. (a) (b)	10,143	361,294
Impinj, Inc. (a)	6,522	414,408
Kulicke & Soffa Industries, Inc. (b)	20,492	1,147,962

Semiconductors & Semiconductor Equipment—(Continued)
Lattice Semiconductor Corp. (a)	45,551	2,776,333
MACOM Technology Solutions Holdings, Inc. (a)	16,748	1,002,703
MaxLinear, Inc. (a)	24,378	1,422,456
Meta Materials, Inc. (a) (b)	49,625	82,874
NeoPhotonics Corp. (a)	17,783	270,479
NVE Corp. (b)	2,070	112,753
Onto Innovation, Inc. (a) (b)	16,863	1,465,226
PDF Solutions, Inc. (a) (b)	11,347	316,241
Photronics, Inc. (a)	21,105	358,152
Power Integrations, Inc.	19,971	1,850,912
Rambus, Inc. (a)	37,951	1,210,257
Semtech Corp. (a)	22,379	1,551,760
Silicon Laboratories, Inc. (a)	12,903	1,938,031
SiTime Corp. (a)	5,459	1,352,849
SMART Global Holdings, Inc. (a) (b)	16,723	431,955
SunPower Corp. (a) (b)	27,543	591,624
Synaptics, Inc. (a)	13,413	2,675,893
Ultra Clean Holdings, Inc. (a)	14,573	617,749
Veeco Instruments, Inc. (a) (b)	18,456	501,819

		31,052,604

Software—5.3%
8x8, Inc. (a)	38,837	488,958
A10 Networks, Inc.	21,038	293,480
ACI Worldwide, Inc. (a)	41,015	1,291,562
Agilysys, Inc. (a) (b)	7,295	290,925
Alarm.com Holdings, Inc. (a)	16,373	1,088,150
Alkami Technology, Inc. (a)	11,437	163,663
Altair Engineering, Inc. - Class A (a) (b)	15,558	1,001,935
American Software, Inc. - Class A	11,730	244,453
Appfolio, Inc. - Class A (a) (b)	6,290	712,091
Appian Corp. (a) (b)	13,931	847,283
Asana, Inc. - Class A (a) (b)	25,738	1,028,748
Avaya Holdings Corp. (a) (b)	26,988	341,938
Benefitfocus, Inc. (a) (b)	8,909	112,432
Blackbaud, Inc. (a)	16,076	962,470
Blackline, Inc. (a) (b)	18,486	1,353,545
Bottomline Technologies de, Inc. (a)	15,184	860,629
Box, Inc. - Class A (a)	47,867	1,391,015
BTRS Holdings, Inc. - Class A (a)	36,214	270,881
Cerence, Inc. (a)	13,068	471,755
ChannelAdvisor Corp. (a)	10,981	181,955
Cleanspark, Inc. (a) (b)	14,178	175,382
CommVault Systems, Inc. (a)	14,725	977,004
Consensus Cloud Solutions, Inc. (a) (b)	6,079	365,530
Couchbase, Inc. (a) (b)	9,433	164,323
CS Disco, Inc. (a) (b)	4,923	167,234
Digimarc Corp. (a) (b)	5,494	144,877
Digital Turbine, Inc. (a)	31,408	1,375,984
Domo, Inc. - Class B (a)	9,814	496,294
E2open Parent Holdings, Inc. (a) (b)	71,031	625,783
Ebix, Inc. (b)	8,704	288,538
eGain Corp. (a)	7,336	84,951
Enfusion, Inc. - Class A (a) (b)	9,141	116,273
EngageSmart, Inc. (a) (b)	6,984	148,829

BHFTII-215

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
Envestnet, Inc. (a) (b)	18,271	$1,360,093
EverCommerce, Inc. (a) (b)	12,206	161,119
Instructure Holdings, Inc. (a)	5,336	107,040
Intapp, Inc. (a) (b)	4,245	101,922
Intelligent Systems Corp. (a) (b)	2,617	71,706
InterDigital, Inc.	10,312	657,906
JFrog, Ltd. (a)	19,085	514,341
LivePerson, Inc. (a) (b)	22,272	543,882
Marathon Digital Holdings, Inc. (a) (b)	34,158	954,716
MeridianLink, Inc. (a)	8,983	162,592
MicroStrategy, Inc. - Class A (a) (b)	3,203	1,557,683
Mimecast, Ltd. (a)	21,116	1,679,989
Mitek Systems, Inc. (a) (b)	15,147	222,206
Model N, Inc. (a) (b)	11,531	310,184
Momentive Global, Inc. (a)	45,741	743,749
ON24, Inc. (a)	10,517	138,298
OneSpan, Inc. (a) (b)	13,014	187,922
PagerDuty, Inc. (a) (b)	28,642	979,270
Ping Identity Holding Corp. (a) (b)	20,946	574,549
Progress Software Corp. (b)	14,833	698,486
PROS Holdings, Inc. (a) (b)	13,018	433,630
Q2 Holdings, Inc. (a) (b)	18,911	1,165,863
Qualys, Inc. (a)	11,383	1,621,053
Rapid7, Inc. (a) (b)	19,454	2,164,063
Rimini Street, Inc. (a) (b)	15,883	92,121
Riot Blockchain, Inc. (a) (b)	36,729	777,553
SailPoint Technologies Holding, Inc. (a) (b)	31,710	1,622,918
Sapiens International Corp. NV (b)	11,177	283,784
ShotSpotter, Inc. (a)	3,138	86,985
Sprout Social, Inc. - Class A (a)	15,663	1,254,920
SPS Commerce, Inc. (a) (b)	12,481	1,637,507
Sumo Logic, Inc. (a)	30,840	359,903
Telos Corp. (a) (b)	14,532	144,884
Tenable Holdings, Inc. (a)	32,177	1,859,509
Upland Software, Inc. (a) (b)	10,139	178,548
Varonis Systems, Inc. (a) (b)	36,305	1,725,940
Verint Systems, Inc. (a)	22,599	1,168,368
Veritone, Inc. (a) (b)	10,577	193,348
Vonage Holdings Corp. (a)	86,332	1,751,676
Workiva, Inc. (a) (b)	14,808	1,747,344
Xperi Holding Corp.	35,163	609,023
Yext, Inc. (a) (b)	37,994	261,779
Zuora, Inc. - Class A (a)	37,412	560,432

		51,957,674

Specialty Retail—2.1%
Aaron’s, Inc. (The) (b)	13,892	278,951
Abercrombie & Fitch Co. - Class A (a)	18,745	599,653
Academy Sports & Outdoors, Inc. (b)	27,368	1,078,299
America’s Car-Mart, Inc. (a)	2,086	168,048
American Eagle Outfitters, Inc. (b)	53,012	890,602
Arko Corp. (b)	31,060	282,646
Asbury Automotive Group, Inc. (a) (b)	7,960	1,275,192
Bed Bath & Beyond, Inc. (a)	32,237	726,300
Big 5 Sporting Goods Corp.	7,812	133,976

Specialty Retail—(Continued)
Boot Barn Holdings, Inc. (a)	10,047	952,355
Buckle, Inc. (The) (b)	11,227	370,940
Caleres, Inc.	13,428	259,563
Camping World Holdings, Inc. - Class A (b)	15,369	429,564
Cato Corp. (The) - Class A (b)	7,694	112,794
Chico’s FAS, Inc. (a)	42,742	205,162
Children’s Place, Inc. (The) (a) (b)	5,422	267,305
Citi Trends, Inc. (a) (b)	3,442	105,411
Conn’s, Inc. (a) (b)	6,760	104,172
Container Store Group, Inc. (The) (a) (b)	11,779	96,235
Designer Brands, Inc. - Class A (a) (b)	21,072	284,683
Genesco, Inc. (a) (b)	4,989	317,350
Group 1 Automotive, Inc. (b)	5,853	982,309
GrowGeneration Corp. (a) (b)	19,559	180,138
Guess?, Inc. (b)	15,106	330,066
Haverty Furniture Cos., Inc. (b)	6,403	175,570
Hibbett Sports, Inc.	4,141	183,612
LL Flooring Holdings, Inc. (a) (b)	11,017	154,458
MarineMax, Inc. (a)	8,159	328,481
Monro, Inc.	11,236	498,204
Murphy USA, Inc.	7,968	1,593,281
National Vision Holdings, Inc. (a) (b)	28,077	1,223,315
ODP Corp. (The) (a)	15,623	716,002
OneWater Marine, Inc. - Class A	3,644	125,536
Party City Holdco, Inc. (a)	18,735	67,071
Rent-A-Center, Inc. (b)	23,490	591,713
Sally Beauty Holdings, Inc. (a) (b)	38,900	608,007
Shoe Carnival, Inc. (b)	6,132	178,809
Signet Jewelers, Ltd. (b)	18,324	1,332,155
Sleep Number Corp. (a) (b)	7,502	380,426
Sonic Automotive, Inc. - Class A (b)	7,055	299,908
Sportsman’s Warehouse Holdings, Inc. (a)	15,500	165,695
TravelCenters of America, Inc. (a) (b)	4,817	206,938
Urban Outfitters, Inc. (a)	23,786	597,267
Winmark Corp.	1,140	250,800
Zumiez, Inc. (a) (b)	7,350	280,844

		20,389,806

Technology Hardware, Storage & Peripherals—0.2%
3D Systems Corp. (a) (b)	42,023	700,944
Avid Technology, Inc. (a)	12,231	426,495
Corsair Gaming, Inc. (a) (b)	9,907	209,632
Diebold Nixdorf, Inc. (a) (b)	14,896	100,250
Super Micro Computer, Inc. (a)	16,120	613,688
Turtle Beach Corp. (a) (b)	6,636	141,281

		2,192,290

Textiles, Apparel & Luxury Goods—0.6%
Crocs, Inc. (a) (c)	19,971	1,525,784
Fossil Group, Inc. (a) (b)	17,060	164,458
G-III Apparel Group, Ltd. (a) (b)	15,756	426,200
Kontoor Brands, Inc. (b)	18,511	765,430
Movado Group, Inc.	6,616	258,355
Oxford Industries, Inc.	5,314	480,917
PLBY Group, Inc. (a) (b)	11,027	144,343

BHFTII-216

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Rocky Brands, Inc. (b)	2,801	$116,494
Steven Madden, Ltd.	28,518	1,101,936
Unifi, Inc. (a)	4,765	86,247
Wolverine World Wide, Inc.	28,133	634,680

		5,704,844

Thrifts & Mortgage Finance—1.4%
Axos Financial, Inc. (a)	19,507	904,930
Blue Foundry Bancorp (a) (b)	11,482	155,581
Bridgewater Bancshares, Inc. (a)	8,285	138,194
Capitol Federal Financial, Inc.	44,416	483,246
Columbia Financial, Inc. (a) (b)	13,860	298,129
Enact Holdings, Inc.	6,603	146,917
Essent Group, Ltd.	36,784	1,515,869
Federal Agricultural Mortgage Corp. - Class C	3,118	338,241
Flagstar Bancorp, Inc.	17,902	759,045
FS Bancorp, Inc. (b)	2,552	79,112
Hingham Institution for Savings (The)	473	162,334
Home Bancorp, Inc. (b)	2,776	113,233
Kearny Financial Corp. (b)	18,064	232,664
Merchants Bancorp	5,967	163,376
Mr Cooper Group, Inc. (a)	21,242	970,122
NMI Holdings, Inc. - Class A (a)	30,237	623,487
Northfield Bancorp, Inc.	15,870	227,893
PCSB Financial Corp. (b)	4,598	87,868
PennyMac Financial Services, Inc. (b)	10,067	535,564
Provident Bancorp, Inc.	5,626	91,254
Provident Financial Services, Inc.	27,348	639,943
Radian Group, Inc.	60,439	1,342,350
Southern Missouri Bancorp, Inc.	3,031	151,398
TrustCo Bank Corp.	7,756	247,649
Walker & Dunlop, Inc.	9,747	1,261,457
Washington Federal, Inc. (b)	22,314	732,345
Waterstone Financial, Inc. (b)	8,351	161,508
WSFS Financial Corp.	22,255	1,037,528

		13,601,237

Tobacco—0.1%
22nd Century Group, Inc. (a) (b)	24,919	57,812
Turning Point Brands, Inc. (b)	5,617	191,034
Universal Corp.	9,114	529,250
Vector Group, Ltd.	49,588	597,040

		1,375,136

Trading Companies & Distributors—1.6%
Alta Equipment Group, Inc. (a)	7,040	87,014
Applied Industrial Technologies, Inc. (b)	13,282	1,363,530
Beacon Roofing Supply, Inc. (a) (b)	19,126	1,133,789
BlueLinx Holdings, Inc. (a) (b)	3,473	249,639
Boise Cascade Co.	13,372	928,953
Custom Truck One Source, Inc. (a) (b)	20,451	171,584
DXP Enterprises, Inc. (a)	6,978	189,034
GATX Corp. (b)	12,037	1,484,523
Global Industrial Co. (b)	3,989	128,566
GMS, Inc. (a)	14,713	732,266
H&E Equipment Services, Inc.	10,452	454,871
Herc Holdings, Inc.	8,653	1,445,830

Trading Companies & Distributors—(Continued)
McGrath RentCorp	8,030	682,389
MRC Global, Inc. (a)	28,411	338,375
NOW, Inc. (a)	35,404	390,506
Rush Enterprises, Inc. - Class A (b)	14,047	715,133
Rush Enterprises, Inc. - Class B	2,388	115,460
Textainer Group Holdings, Ltd. (b)	15,539	591,570
Titan Machinery, Inc. (a) (b)	5,742	162,269
Transcat, Inc. (a) (b)	2,858	231,898
Triton International, Ltd.	22,889	1,606,350
Veritiv Corp. (a)	4,784	639,095
WESCO International, Inc. (a)	15,121	1,967,847

		15,810,491

Water Utilities—0.4%
American States Water Co. (b)	12,645	1,125,658
Artesian Resources Corp. - Class A (b)	2,874	139,533
California Water Service Group	17,574	1,041,787
Middlesex Water Co. (b)	5,991	630,073
Pure Cycle Corp. (a)	6,829	82,084
SJW Group	9,760	679,101
York Water Co. (The)	5,110	229,797

		3,928,033

Wireless Telecommunication Services—0.2%
Gogo, Inc. (a) (b)	20,238	385,736
Shenandoah Telecommunications Co. (b)	16,904	398,596
Telephone & Data Systems, Inc. (b)	34,718	655,476
United States Cellular Corp. (a)	5,651	170,830

		1,610,638

Total Common Stocks (Cost $640,686,959)		929,299,911

Mutual Funds—3.4%

Investment Company Securities—3.4%
iShares Russell 2000 Index Fund (b) (Cost $34,974,549)	160,600	32,966,362

Rights—0.0%

Biotechnology—0.0%
Tobira Therapeutics, Inc. Expires 12/31/28 (a) (d) (e)	4,660	37,094

Pharmaceuticals—0.0%
Zogenix, Inc., Expires 12/31/23 (a)	24,868	16,910

Total Rights (Cost $17,190)		54,004

Warrants—0.0%

Energy Equipment & Services—0.0%
Nabors Industries, Ltd. Expires 06/11/26 (a) (Cost $0)	882	20,286

BHFTII-217

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investment—1.2%

Security Description	Principal Amount*	Value

U.S. Treasury—1.2%
U.S. Treasury Bill 0.158%, 05/10/22 (f)	11,275,000	$11,272,755

Total Short-Term Investments (Cost $11,273,070)		11,272,755

Securities Lending Reinvestments (g)—21.8%

Certificates of Deposit—7.6%
Bank of Montreal 0.300%, 06/02/22	4,000,000	3,997,064
Bank of Nova Scotia 0.520%, SOFR + 0.250%, 02/17/23 (h)	2,000,000	1,995,555
Barclays Bank plc 0.180%, 04/07/22	5,000,000	4,999,815
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (h)	4,000,000	3,994,368
Canadian Imperial Bank of Commerce (NY)
0.520%, SOFR + 0.250%, 02/03/23 (h)	2,000,000	1,997,030
0.770%, SOFR + 0.500%, 03/03/23 (h)	4,000,000	4,002,541
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (h)	4,000,000	4,000,000
Credit Agricole S.A. 0.590%, 05/24/22	3,000,000	2,999,640
Credit Industriel et Commercial
Zero Coupon, 04/14/22	4,000,000	3,999,320
Credit Suisse Group AG 0.830%, 06/03/22	5,000,000	5,000,920
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (h)	2,000,000	1,997,452
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (h)	2,000,000	1,998,718
National Australia Bank, Ltd.
Zero Coupon, 04/25/22	2,000,000	1,999,280
Natixis S.A. (New York) 0.450%, SOFR + 0.180%, 06/17/22 (h)	5,000,000	4,998,717
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	900,000	899,847
0.720%, SOFR + 0.440%, 09/26/22 (h)	3,000,000	3,000,598
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (h)	3,000,000	2,992,986
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (h)	3,000,000	2,997,550
Sumitomo Mitsui Banking Corp.
0.200%, 04/26/22	3,000,000	2,999,322
0.450%, SOFR + 0.180%, 08/09/22 (h)	2,000,000	1,998,046
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 04/19/22	5,000,000	4,998,750
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (h)	4,000,000	3,999,999
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (h)	2,000,000	1,993,746

		73,861,264

Commercial Paper—1.4%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (h)	4,000,000	4,001,596

Commercial Paper—(Continued)
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (h)	2,000,000	1,998,462
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	3,000,000	2,998,860
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (h)	5,000,000	4,994,955

		13,993,873

Repurchase Agreements—10.5%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $5,002,917; collateralized by various Common Stock with an aggregate market value of $5,557,284.	5,000,000	5,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $16,958,130; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $17,297,166.	16,958,003	16,958,003
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $1,600,480; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $1,693,471.	1,600,000	1,600,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $2,401,400; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $2,524,537.	2,400,000	2,400,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $10,000,081; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $2,001,206; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $2,040,269.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $5,350,305.	5,000,000	5,000,000

BHFTII-218

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $3,000,025; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $3,060,001.	3,000,000	$3,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $4,030,036; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $4,112,893.	4,030,000	4,030,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $3,700,230; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $3,776,105.	3,700,000	3,700,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $15,401,348; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $17,029,300.	15,400,000	15,400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $11,103,766.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,000,094; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,110,377.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $7,800,078; collateralized by various Common Stock with an aggregate market value of $ 8,667,382.	7,800,000	7,800,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $2,000,021; collateralized by various Common Stock with an aggregate market value of $2,222,406.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $5,900,067; collateralized by various Common Stock with an aggregate market value of $6,556,609.	5,900,000	5,900,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $3,900,319; collateralized by various Common Stock with an aggregate market value of $4,334,030.	3,900,000	3,900,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $3,000,033; collateralized by various Common Stock with an aggregate market value of $3,474,565.	3,000,000	3,000,000

		102,688,003

Time Deposits—1.6%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	3,000,000	3,000,000
Jyske Bank A/S 0.750%, 04/11/22	2,000,000	2,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (h)	5,000,000	5,000,000
Rabobank (New York) 0.310%, 04/01/22	3,000,000	3,000,000
Skandi (NY) 0.300%, 04/01/22	3,000,000	3,000,000

		16,000,000

Mutual Funds—0.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (i)	7,000,000	7,000,000

Total Securities Lending Reinvestments (Cost $213,586,848)		213,543,140

Total Investments—121.8% (Cost $900,538,616)		1,187,156,458
Other assets and liabilities (net)—(21.8)%		(212,784,663)

Net Assets—100.0%		$974,371,795

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $207,172,542 and the collateral received consisted of cash in the amount of $213,574,490 and non-cash collateral with a value of $1,695,651. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $3,745,334.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent less than 0.05% of net assets.
(f)	The rate shown represents current yield to maturity.

BHFTII-219

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(h)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/17/22	100	USD	10,332,000	$276,845

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTII-220

Brighthouse Funds Trust II

MetLife Russell 2000 Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$929,299,911	$—	$—	$929,299,911
Total Mutual Funds*	32,966,362	—	—	32,966,362
Rights
Biotechnology	—	—	37,094	37,094
Pharmaceuticals	—	16,910	—	16,910
Total Rights	—	16,910	37,094	54,004
Total Warrants*	20,286	—	—	20,286
Total Short-Term Investment*	—	11,272,755	—	11,272,755
Securities Lending Reinvestments
Certificates of Deposit	—	73,861,264	—	73,861,264
Commercial Paper	—	13,993,873	—	13,993,873
Repurchase Agreements	—	102,688,003	—	102,688,003
Time Deposits	—	16,000,000	—	16,000,000
Mutual Funds	7,000,000	—	—	7,000,000
Total Securities Lending Reinvestments	7,000,000	206,543,140	—	213,543,140
Total Investments	$969,286,559	$217,832,805	$37,094	$1,187,156,458

Collateral for Securities Loaned (Liability)	$—	$(213,574,490)	$—	$(213,574,490)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$276,845	$—	$—	$276,845

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTII-221

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—99.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Boeing Co. (The) (a)	116,361	$22,283,131
General Dynamics Corp.	48,940	11,803,349
Howmet Aerospace, Inc.	80,584	2,896,189
Huntington Ingalls Industries, Inc.	8,506	1,696,437
L3Harris Technologies, Inc.	41,664	10,352,254
Lockheed Martin Corp.	51,462	22,715,327
Northrop Grumman Corp.	31,156	13,933,586
Raytheon Technologies Corp.	316,865	31,391,816
Textron, Inc.	46,803	3,481,207
TransDigm Group, Inc. (a)	11,187	7,288,778

		127,842,074

Air Freight & Logistics—0.6%
C.H. Robinson Worldwide, Inc. (b)	27,600	2,972,796
Expeditors International of Washington, Inc.	35,969	3,710,562
FedEx Corp.	51,760	11,976,746
United Parcel Service, Inc. - Class B	154,821	33,202,912

		51,863,016

Airlines—0.2%
Alaska Air Group, Inc. (a) (b)	26,733	1,550,781
American Airlines Group, Inc. (a) (b)	137,531	2,509,941
Delta Air Lines, Inc. (a)	135,893	5,377,286
Southwest Airlines Co. (a)	125,771	5,760,312
United Airlines Holdings, Inc. (a) (b)	68,754	3,187,435

		18,385,755

Auto Components—0.1%
Aptiv plc (a)	57,438	6,875,903
BorgWarner, Inc. (b)	50,910	1,980,399

		8,856,302

Automobiles—2.7%
Ford Motor Co.	835,174	14,122,792
General Motors Co. (a)	308,518	13,494,577
Tesla, Inc. (a) (b)	177,749	191,542,323

		219,159,692

Banks—3.8%
Bank of America Corp.	1,509,333	62,214,706
Citigroup, Inc.	421,346	22,499,877
Citizens Financial Group, Inc. (b)	90,495	4,102,138
Comerica, Inc.	27,749	2,509,342
Fifth Third Bancorp	145,181	6,248,590
First Republic Bank	38,062	6,169,850
Huntington Bancshares, Inc. (b)	305,274	4,463,106
JPMorgan Chase & Co.	627,488	85,539,164
KeyCorp	197,222	4,413,828
M&T Bank Corp. (b)	27,328	4,632,096
People’s United Financial, Inc. (b)	90,860	1,816,292
PNC Financial Services Group, Inc. (The)	89,178	16,448,882
Regions Financial Corp. (b)	200,014	4,452,312
Signature Bank	13,320	3,909,287
SVB Financial Group (a)	12,474	6,978,579
Truist Financial Corp.	283,436	16,070,821

Banks—(Continued)
U.S. Bancorp	286,737	15,240,072
Wells Fargo & Co.	825,068	39,982,795
Zions Bancorp N.A. (b)	32,194	2,110,639

		309,802,376

Beverages—1.5%
Brown-Forman Corp. - Class B (b)	38,803	2,600,577
Coca-Cola Co. (The)	825,424	51,176,288
Constellation Brands, Inc. - Class A	34,894	8,036,786
Molson Coors Beverage Co. - Class B (b)	40,004	2,135,414
Monster Beverage Corp. (a)	79,770	6,373,623
PepsiCo, Inc.	293,747	49,167,373

		119,490,061

Biotechnology—1.9%
AbbVie, Inc.	375,372	60,851,555
Amgen, Inc.	119,598	28,921,188
Biogen, Inc. (a)	31,190	6,568,614
Gilead Sciences, Inc.	266,342	15,834,032
Incyte Corp. (a)	39,945	3,172,432
Moderna, Inc. (a) (b)	74,897	12,901,757
Regeneron Pharmaceuticals, Inc. (a)	22,659	15,825,499
Vertex Pharmaceuticals, Inc. (a)	54,054	14,106,472

		158,181,549

Building Products—0.4%
A.O. Smith Corp. (b)	27,903	1,782,723
Allegion plc (b)	19,045	2,090,760
Carrier Global Corp. (b)	181,650	8,332,285
Fortune Brands Home & Security, Inc.	28,820	2,140,750
Johnson Controls International plc (b)	149,188	9,782,257
Masco Corp.	50,943	2,598,093
Trane Technologies plc	49,587	7,571,935

		34,298,803

Capital Markets—2.9%
Ameriprise Financial, Inc.	23,547	7,072,577
Bank of New York Mellon Corp. (The)	157,084	7,796,079
BlackRock, Inc.	30,275	23,135,247
Cboe Global Markets, Inc.	22,643	2,590,812
Charles Schwab Corp. (The)	319,212	26,912,764
CME Group, Inc.	76,310	18,151,096
FactSet Research Systems, Inc.	8,025	3,484,054
Franklin Resources, Inc. (b)	59,705	1,666,964
Goldman Sachs Group, Inc. (The)	72,077	23,792,618
Intercontinental Exchange, Inc.	119,297	15,761,520
Invesco, Ltd. (b)	72,465	1,671,043
MarketAxess Holdings, Inc. (b)	8,074	2,746,775
Moody’s Corp.	34,341	11,586,997
Morgan Stanley	300,998	26,307,225
MSCI, Inc.	17,256	8,677,697
Nasdaq, Inc. (b)	24,854	4,428,983
Northern Trust Corp. (b)	44,114	5,137,075
Raymond James Financial, Inc. (b)	39,672	4,360,349
S&P Global, Inc.	75,205	30,847,587

BHFTII-222

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
State Street Corp. (b)	77,709	$6,770,008
T. Rowe Price Group, Inc. (b)	48,666	7,357,812

		240,255,282

Chemicals—1.7%
Air Products & Chemicals, Inc.	47,077	11,765,013
Albemarle Corp.	24,837	5,492,703
Celanese Corp.	22,938	3,277,152
CF Industries Holdings, Inc.	45,539	4,693,249
Corteva, Inc.	154,368	8,873,073
Dow, Inc.	156,220	9,954,338
DuPont de Nemours, Inc.	108,905	8,013,230
Eastman Chemical Co.	27,390	3,069,323
Ecolab, Inc.	52,936	9,346,380
FMC Corp.	26,913	3,540,943
International Flavors & Fragrances, Inc.	54,048	7,098,124
Linde plc	108,830	34,763,567
LyondellBasell Industries NV - Class A (b)	55,821	5,739,515
Mosaic Co. (The)	78,649	5,230,159
PPG Industries, Inc.	50,407	6,606,846
Sherwin-Williams Co. (The)	51,218	12,785,037

		140,248,652

Commercial Services & Supplies—0.4%
Cintas Corp.	18,722	7,964,152
Copart, Inc. (a)	45,326	5,687,053
Republic Services, Inc.	44,344	5,875,580
Rollins, Inc. (b)	48,059	1,684,468
Waste Management, Inc.	81,715	12,951,827

		34,163,080

Communications Equipment—0.9%
Arista Networks, Inc. (a)	47,629	6,619,479
Cisco Systems, Inc.	895,520	49,934,195
F5, Inc. (a)	12,896	2,694,619
Juniper Networks, Inc.	69,045	2,565,712
Motorola Solutions, Inc.	35,862	8,685,776

		70,499,781

Construction & Engineering—0.1%
Quanta Services, Inc.	30,257	3,982,124

Construction Materials—0.1%
Martin Marietta Materials, Inc.	13,246	5,098,253
Vulcan Materials Co.	28,177	5,176,115

		10,274,368

Consumer Finance—0.6%
American Express Co.	130,599	24,422,013
Capital One Financial Corp.	87,883	11,538,159
Discover Financial Services	61,151	6,738,229
Synchrony Financial	110,681	3,852,805

		46,551,206

Containers & Packaging—0.3%
AMCOR plc (b)	321,408	3,641,553
Avery Dennison Corp.	17,580	3,058,392
Ball Corp.	68,772	6,189,480
International Paper Co.	82,227	3,794,776
Packaging Corp. of America	20,169	3,148,582
Sealed Air Corp. (b)	31,458	2,106,428
WestRock Co.	55,888	2,628,413

		24,567,624

Distributors—0.1%
Genuine Parts Co.	30,240	3,810,845
LKQ Corp.	56,941	2,585,691
Pool Corp. (b)	8,512	3,599,299

		9,995,835

Diversified Financial Services—1.7%
Berkshire Hathaway, Inc. - Class B (a)	388,854	137,230,465

Diversified Telecommunication Services—1.0%
AT&T, Inc.	1,516,241	35,828,775
Lumen Technologies, Inc. (b)	195,662	2,205,111
Verizon Communications, Inc.	891,357	45,405,725

		83,439,611

Electric Utilities—1.7%
Alliant Energy Corp. (b)	53,159	3,321,374
American Electric Power Co., Inc.	106,940	10,669,404
Constellation Energy Corp.	69,325	3,899,531
Duke Energy Corp.	163,327	18,237,093
Edison International	80,665	5,654,616
Entergy Corp.	42,674	4,982,189
Evergy, Inc.	48,688	3,327,338
Eversource Energy	73,000	6,437,870
Exelon Corp.	207,976	9,905,897
FirstEnergy Corp. (b)	121,067	5,552,133
NextEra Energy, Inc.	416,618	35,291,711
NRG Energy, Inc.	51,986	1,994,183
Pinnacle West Capital Corp.	23,955	1,870,886
PPL Corp.	159,399	4,552,435
Southern Co. (The)	225,027	16,316,708
Xcel Energy, Inc.	114,377	8,254,588

		140,267,956

Electrical Equipment—0.5%
AMETEK, Inc.	49,117	6,541,402
Eaton Corp. plc	84,634	12,844,056
Emerson Electric Co.	126,123	12,366,360
Generac Holdings, Inc. (a)	13,396	3,982,095
Rockwell Automation, Inc. (b)	24,672	6,908,900

		42,642,813

Electronic Equipment, Instruments & Components—0.6%
Amphenol Corp. - Class A	127,172	9,582,410
CDW Corp.	28,818	5,155,252
Corning, Inc.	158,610	5,854,295

BHFTII-223

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
IPG Photonics Corp. (a) (b)	7,584	$832,420
Keysight Technologies, Inc. (a)	38,865	6,139,504
TE Connectivity, Ltd. (b)	69,129	9,054,516
Teledyne Technologies, Inc. (a)	9,906	4,681,873
Trimble, Inc. (a)	53,296	3,844,774
Zebra Technologies Corp. - Class A (a)	11,270	4,662,399

		49,807,443

Energy Equipment & Services—0.3%
Baker Hughes Co. (b)	192,301	7,001,679
Halliburton Co.	190,793	7,225,331
Schlumberger NV	297,979	12,309,513

		26,536,523

Entertainment—1.4%
Activision Blizzard, Inc.	165,416	13,251,476
Electronic Arts, Inc.	59,712	7,554,165
Live Nation Entertainment, Inc. (a) (b)	28,682	3,374,150
Netflix, Inc. (a)	94,266	35,311,101
Take-Two Interactive Software, Inc. (a)	24,506	3,767,552
Walt Disney Co. (The) (a)	386,573	53,022,353

		116,280,797

Equity Real Estate Investment Trusts—2.6%
Alexandria Real Estate Equities, Inc.	30,904	6,219,430
American Tower Corp.	96,698	24,292,472
AvalonBay Communities, Inc.	29,675	7,370,380
Boston Properties, Inc. (b)	30,182	3,887,442
Crown Castle International Corp.	91,769	16,940,557
Digital Realty Trust, Inc. (b)	60,256	8,544,301
Duke Realty Corp.	80,865	4,695,022
Equinix, Inc.	19,118	14,178,291
Equity Residential	72,559	6,524,505
Essex Property Trust, Inc.	13,854	4,786,280
Extra Space Storage, Inc.	28,429	5,845,002
Federal Realty Investment Trust (b)	15,023	1,833,858
Healthpeak Properties, Inc.	114,510	3,931,128
Host Hotels & Resorts, Inc. (b)	151,610	2,945,782
Iron Mountain, Inc. (b)	61,480	3,406,607
Kimco Realty Corp.	130,935	3,234,094
Mid-America Apartment Communities, Inc.	24,489	5,129,221
Prologis, Inc.	157,123	25,372,222
Public Storage	32,393	12,642,340
Realty Income Corp.	120,127	8,324,801
Regency Centers Corp. (b)	32,718	2,334,102
SBA Communications Corp.	23,097	7,947,678
Simon Property Group, Inc.	69,774	9,179,467
UDR, Inc. (b)	63,499	3,642,938
Ventas, Inc. (b)	84,757	5,234,592
Vornado Realty Trust (b)	33,759	1,529,958
Welltower, Inc. (b)	92,421	8,885,355
Weyerhaeuser Co.	158,674	6,013,745

		214,871,570

Food & Staples Retailing—1.5%
Costco Wholesale Corp.	94,154	54,218,581
Kroger Co. (The)	142,066	8,150,326
Sysco Corp.	107,746	8,797,461
Walgreens Boots Alliance, Inc. (b)	152,137	6,811,174
Walmart, Inc.	300,377	44,732,143

		122,709,685

Food Products—1.0%
Archer-Daniels-Midland Co.	118,809	10,723,700
Campbell Soup Co. (b)	42,925	1,913,167
Conagra Brands, Inc. (b)	101,854	3,419,239
General Mills, Inc.	128,078	8,673,442
Hershey Co. (The)	30,871	6,687,585
Hormel Foods Corp. (b)	59,906	3,087,555
J.M. Smucker Co. (The) (b)	23,009	3,115,649
Kellogg Co. (b)	54,323	3,503,290
Kraft Heinz Co. (The)	150,742	5,937,728
Lamb Weston Holdings, Inc. (b)	30,831	1,847,085
McCormick & Co., Inc. (b)	53,028	5,292,195
Mondelez International, Inc. - Class A	294,782	18,506,414
Tyson Foods, Inc. - Class A	62,097	5,565,754

		78,272,803

Gas Utilities—0.0%
Atmos Energy Corp. (b)	28,756	3,436,054

Health Care Equipment & Supplies—2.9%
Abbott Laboratories	375,459	44,439,327
ABIOMED, Inc. (a)	9,664	3,201,103
Align Technology, Inc. (a)	15,571	6,788,956
Baxter International, Inc.	106,312	8,243,433
Becton Dickinson & Co.	60,465	16,083,690
Boston Scientific Corp. (a)	302,567	13,400,692
Cooper Cos., Inc. (The) (b)	10,467	4,370,915
Dentsply Sirona, Inc.	46,417	2,284,645
DexCom, Inc. (a)	20,579	10,528,216
Edwards Lifesciences Corp. (a)	132,564	15,605,434
Hologic, Inc. (a)	53,079	4,077,529
IDEXX Laboratories, Inc. (a)	18,004	9,849,268
Intuitive Surgical, Inc. (a)	75,959	22,915,311
Medtronic plc	285,489	31,675,005
ResMed, Inc.	31,050	7,529,936
STERIS plc (b)	21,260	5,140,030
Stryker Corp.	71,288	19,058,847
Teleflex, Inc.	9,947	3,529,494
Zimmer Biomet Holdings, Inc.	44,357	5,673,260

		234,395,091

Health Care Providers & Services—3.0%
AmerisourceBergen Corp. (b)	31,972	4,946,388
Anthem, Inc.	51,535	25,315,023
Cardinal Health, Inc.	58,828	3,335,548
Centene Corp. (a)	123,895	10,430,720
Cigna Corp.	68,571	16,430,297
CVS Health Corp.	278,684	28,205,608

BHFTII-224

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
DaVita, Inc. (a) (b)	13,086	$1,480,157
HCA Healthcare, Inc.	50,850	12,744,027
Henry Schein, Inc. (a)	29,445	2,567,310
Humana, Inc.	27,291	11,876,224
Laboratory Corp. of America Holdings (a)	19,768	5,212,031
McKesson Corp. (b)	31,806	9,736,771
Molina Healthcare, Inc. (a)	12,400	4,136,516
Quest Diagnostics, Inc.	25,267	3,458,042
UnitedHealth Group, Inc.	199,982	101,984,820
Universal Health Services, Inc. - Class B	15,525	2,250,349

		244,109,831

Health Care Technology—0.1%
Cerner Corp.	62,472	5,844,880

Hotels, Restaurants & Leisure—1.9%
Booking Holdings, Inc. (a)	8,719	20,476,136
Caesars Entertainment, Inc. (a)	45,390	3,511,370
Carnival Corp. (a) (b)	171,736	3,472,502
Chipotle Mexican Grill, Inc. (a)	5,974	9,451,047
Darden Restaurants, Inc.	27,120	3,605,604
Domino’s Pizza, Inc. (b)	7,726	3,144,559
Expedia Group, Inc. (a)	31,898	6,241,482
Hilton Worldwide Holdings, Inc. (a)	59,181	8,980,125
Las Vegas Sands Corp. (a) (b)	72,998	2,837,432
Marriott International, Inc. - Class A (a)	58,088	10,208,966
McDonald’s Corp.	158,662	39,233,939
MGM Resorts International	79,975	3,354,152
Norwegian Cruise Line Holdings, Ltd. (a) (b)	88,518	1,936,774
Penn National Gaming, Inc. (a) (b)	35,273	1,496,281
Royal Caribbean Cruises, Ltd. (a) (b)	47,613	3,989,017
Starbucks Corp.	244,242	22,218,695
Wynn Resorts, Ltd. (a) (b)	22,347	1,781,950
Yum! Brands, Inc.	61,363	7,273,356

		153,213,387

Household Durables—0.3%
DR Horton, Inc.	68,469	5,101,625
Garmin, Ltd.	32,260	3,826,359
Lennar Corp. - Class A	55,497	4,504,692
Mohawk Industries, Inc. (a) (b)	11,649	1,446,806
Newell Brands, Inc.	80,389	1,721,128
NVR, Inc. (a)	695	3,104,753
PulteGroup, Inc. (b)	52,796	2,212,152
Whirlpool Corp. (b)	12,527	2,164,415

		24,081,930

Household Products—1.3%
Church & Dwight Co., Inc.	51,384	5,106,542
Clorox Co. (The)	26,129	3,632,715
Colgate-Palmolive Co.	178,961	13,570,612
Kimberly-Clark Corp.	71,512	8,807,418
Procter & Gamble Co. (The)	508,966	77,770,005

		108,887,292

Independent Power and Renewable Electricity Producers—0.0%
AES Corp. (The)	141,563	3,642,416

Industrial Conglomerates—1.0%
3M Co.	121,261	18,053,338
General Electric Co.	233,418	21,357,747
Honeywell International, Inc.	145,619	28,334,545
Roper Technologies, Inc.	22,398	10,577,007

		78,322,637

Insurance—2.1%
Aflac, Inc.	127,389	8,202,578
Allstate Corp. (The)	59,580	8,252,426
American International Group, Inc.	176,296	11,066,100
Aon plc - Class A (b)	45,608	14,851,333
Arthur J. Gallagher & Co.	44,261	7,727,971
Assurant, Inc.	12,098	2,199,779
Brown & Brown, Inc.	49,785	3,597,962
Chubb, Ltd.	91,459	19,563,080
Cincinnati Financial Corp.	31,820	4,326,247
Everest Re Group, Ltd.	8,359	2,519,235
Globe Life, Inc.	19,726	1,984,436
Hartford Financial Services Group, Inc. (The)	71,109	5,106,337
Lincoln National Corp.	35,367	2,311,587
Loews Corp.	41,633	2,698,651
Marsh & McLennan Cos., Inc.	107,204	18,269,706
MetLife, Inc. (c)	148,986	10,470,736
Principal Financial Group, Inc. (b)	51,584	3,786,781
Progressive Corp. (The)	124,085	14,144,449
Prudential Financial, Inc. (b)	80,260	9,484,324
Travelers Cos., Inc. (The)	51,214	9,358,334
W.R. Berkley Corp.	44,480	2,961,890
Willis Towers Watson plc (b)	25,916	6,121,878

		169,005,820

Interactive Media & Services—5.7%
Alphabet, Inc. - Class A (a)	63,859	177,614,230
Alphabet, Inc. - Class C (a) (d)	58,977	164,722,171
Match Group, Inc. (a) (b)	60,107	6,536,035
Meta Platforms, Inc. - Class A (a)	490,285	109,019,773
Twitter, Inc. (a) (b)	169,780	6,568,788

		464,460,997

Internet & Direct Marketing Retail—3.8%
Amazon.com, Inc. (a)	92,916	302,901,514
eBay, Inc.	132,919	7,610,942
Etsy, Inc. (a) (b)	26,919	3,345,493

		313,857,949

IT Services—4.2%
Accenture plc - Class A	134,192	45,253,568
Akamai Technologies, Inc. (a) (b)	34,499	4,118,836
Automatic Data Processing, Inc.	89,188	20,293,838
Broadridge Financial Solutions, Inc.	24,794	3,860,674
Cognizant Technology Solutions Corp. - Class A	111,526	10,000,536
DXC Technology Co. (a)	51,910	1,693,823

BHFTII-225

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
EPAM Systems, Inc. (a)	12,043	$3,572,074
Fidelity National Information Services, Inc.	129,295	12,983,804
Fiserv, Inc. (a)	126,168	12,793,435
FleetCor Technologies, Inc. (a)	17,241	4,294,043
Gartner, Inc. (a)	17,462	5,194,247
Global Payments, Inc.	60,461	8,273,483
International Business Machines Corp. (b)	190,417	24,758,018
Jack Henry & Associates, Inc. (b)	15,463	3,046,984
MasterCard, Inc. - Class A	183,252	65,490,600
Paychex, Inc. (b)	68,173	9,303,569
PayPal Holdings, Inc. (a)	247,364	28,607,647
VeriSign, Inc. (a)	20,519	4,564,657
Visa, Inc. - Class A (b)	352,131	78,092,092

		346,195,928

Leisure Products—0.0%
Hasbro, Inc. (b)	27,533	2,255,503

Life Sciences Tools & Services—1.8%
Agilent Technologies, Inc.	63,776	8,439,478
Bio-Rad Laboratories, Inc. - Class A (a)	4,588	2,584,099
Bio-Techne Corp. (b)	8,342	3,612,420
Charles River Laboratories International, Inc. (a)	10,715	3,042,739
Danaher Corp.	135,116	39,633,576
Illumina, Inc. (a)	33,187	11,595,538
IQVIA Holdings, Inc. (a)	40,563	9,378,571
Mettler-Toledo International, Inc. (a)	4,881	6,702,540
PerkinElmer, Inc. (b)	26,796	4,674,830
Thermo Fisher Scientific, Inc.	83,668	49,418,504
Waters Corp. (a) (b)	12,960	4,022,655
West Pharmaceutical Services, Inc.	15,729	6,460,058

		149,565,008

Machinery—1.5%
Caterpillar, Inc.	114,858	25,592,660
Cummins, Inc.	30,241	6,202,731
Deere & Co. (b)	59,550	24,740,643
Dover Corp. (b)	30,572	4,796,747
Fortive Corp.	76,136	4,638,966
IDEX Corp.	16,144	3,095,289
Illinois Tool Works, Inc.	60,648	12,699,691
Ingersoll Rand, Inc.	86,542	4,357,390
Nordson Corp.	11,490	2,609,149
Otis Worldwide Corp.	90,232	6,943,352
PACCAR, Inc.	73,742	6,494,458
Parker-Hannifin Corp.	27,280	7,740,973
Pentair plc	35,136	1,904,723
Snap-on, Inc.	11,347	2,331,582
Stanley Black & Decker, Inc.	34,617	4,839,110
Westinghouse Air Brake Technologies Corp.	39,668	3,814,872
Xylem, Inc.	38,288	3,264,435

		126,066,771

Media—1.0%
Charter Communications, Inc. - Class A (a) (b)	25,308	13,806,020
Comcast Corp. - Class A	960,531	44,972,062
Discovery, Inc. - Class A (a) (b)	35,999	897,095
Discovery, Inc. - Class C (a) (b)	64,492	1,610,365
DISH Network Corp. - Class A (a)	53,020	1,678,083
Fox Corp. - Class A	67,055	2,645,320
Fox Corp. - Class B	30,955	1,123,047
Interpublic Group of Cos., Inc. (The) (b)	83,577	2,962,805
News Corp. - Class A	82,994	1,838,317
News Corp. - Class B	25,708	578,944
Omnicom Group, Inc.	44,375	3,766,550
Paramount Global - Class B (b)	128,821	4,870,722

		80,749,330

Metals & Mining—0.5%
Freeport-McMoRan, Inc.	311,712	15,504,555
Newmont Corp. (b)	169,319	13,452,395
Nucor Corp. (b)	57,753	8,584,983

		37,541,933

Multi-Utilities—0.8%
Ameren Corp.	54,697	5,128,391
CenterPoint Energy, Inc. (b)	133,526	4,091,237
CMS Energy Corp.	61,524	4,302,989
Consolidated Edison, Inc.	75,111	7,111,509
Dominion Energy, Inc.	171,986	14,613,650
DTE Energy Co.	41,138	5,438,855
NiSource, Inc.	83,383	2,651,579
Public Service Enterprise Group, Inc.	107,367	7,515,690
Sempra Energy	67,804	11,399,208
WEC Energy Group, Inc.	66,976	6,684,875

		68,937,983

Multiline Retail—0.5%
Dollar General Corp.	49,198	10,952,951
Dollar Tree, Inc. (a) (b)	47,765	7,649,565
Target Corp.	101,732	21,589,565

		40,192,081

Oil, Gas & Consumable Fuels—3.5%
APA Corp.	77,134	3,187,948
Chevron Corp.	409,304	66,646,970
ConocoPhillips	276,504	27,650,400
Coterra Energy, Inc.	172,746	4,658,960
Devon Energy Corp.	133,684	7,904,735
Diamondback Energy, Inc.	36,161	4,956,950
EOG Resources, Inc.	124,232	14,812,182
Exxon Mobil Corp.	898,909	74,240,894
Hess Corp.	58,530	6,265,051
Kinder Morgan, Inc.	414,049	7,829,667
Marathon Oil Corp.	165,306	4,150,834
Marathon Petroleum Corp. (b)	122,938	10,511,199
Occidental Petroleum Corp.	188,396	10,689,589
ONEOK, Inc. (b)	94,685	6,687,602
Phillips 66	99,339	8,581,896

BHFTII-226

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Pioneer Natural Resources Co.	48,208	$12,053,446
Valero Energy Corp.	86,808	8,814,484
Williams Cos., Inc. (The) (b)	257,986	8,619,312

		288,262,119

Personal Products—0.2%
Estee Lauder Cos., Inc. (The) - Class A	49,350	13,438,992

Pharmaceuticals—3.8%
Bristol-Myers Squibb Co.	462,816	33,799,453
Catalent, Inc. (a) (b)	38,029	4,217,416
Eli Lilly and Co.	168,583	48,277,114
Johnson & Johnson	558,977	99,067,494
Merck & Co., Inc.	536,331	44,005,959
Organon & Co. (b)	53,836	1,880,491
Pfizer, Inc.	1,191,774	61,698,140
Viatris, Inc.	256,789	2,793,864
Zoetis, Inc.	100,458	18,945,374

		314,685,305

Professional Services—0.3%
Equifax, Inc.	25,905	6,142,076
Jacobs Engineering Group, Inc.	27,437	3,781,093
Leidos Holdings, Inc.	29,798	3,218,780
Nielsen Holdings plc (b)	76,184	2,075,252
Robert Half International, Inc.	23,247	2,654,342
Verisk Analytics, Inc. (b)	34,219	7,344,424

		25,215,967

Real Estate Management & Development—0.1%
CBRE Group, Inc. - Class A (a)	71,059	6,503,320

Road & Rail—1.0%
CSX Corp.	470,942	17,636,778
J.B. Hunt Transport Services, Inc.	17,838	3,581,692
Norfolk Southern Corp.	50,912	14,521,121
Old Dominion Freight Line, Inc. (b)	19,780	5,907,890
Union Pacific Corp.	135,232	36,946,735

		78,594,216

Semiconductors & Semiconductor Equipment—5.9%
Advanced Micro Devices, Inc. (a) (b)	347,117	37,953,773
Analog Devices, Inc.	111,543	18,424,673
Applied Materials, Inc.	188,546	24,850,363
Broadcom, Inc.	87,665	55,200,897
Enphase Energy, Inc. (a) (b)	28,438	5,738,220
Intel Corp.	864,603	42,849,725
KLA Corp.	32,001	11,714,286
Lam Research Corp.	29,620	15,924,008
Microchip Technology, Inc.	118,053	8,870,502
Micron Technology, Inc.	237,761	18,519,204
Monolithic Power Systems, Inc.	9,200	4,468,256
NVIDIA Corp.	530,822	144,840,091
NXP Semiconductors NV	56,465	10,450,542
Qorvo, Inc. (a)	23,023	2,857,154

Semiconductors & Semiconductor Equipment—(Continued)
QUALCOMM, Inc.	239,295	36,569,062
Skyworks Solutions, Inc.	34,823	4,641,210
SolarEdge Technologies, Inc. (a) (b)	11,152	3,595,070
Teradyne, Inc. (b)	34,610	4,091,940
Texas Instruments, Inc.	196,096	35,979,694

		487,538,670

Software—8.8%
Adobe, Inc. (a)	100,156	45,633,077
ANSYS, Inc. (a)	18,526	5,884,784
Autodesk, Inc. (a)	46,707	10,011,645
Cadence Design Systems, Inc. (a)	58,845	9,677,649
Ceridian HCM Holding, Inc. (a) (b)	29,046	1,985,584
Citrix Systems, Inc.	26,482	2,672,034
Fortinet, Inc. (a)	28,814	9,846,896
Intuit, Inc.	60,125	28,910,505
Microsoft Corp.	1,591,802	490,768,475
NortonLifeLock, Inc. (b)	123,546	3,276,440
Oracle Corp.	334,538	27,676,329
Paycom Software, Inc. (a)	10,224	3,541,389
PTC, Inc. (a) (b)	22,349	2,407,434
Salesforce.com, Inc. (a)	209,144	44,405,454
ServiceNow, Inc. (a)	42,466	23,648,891
Synopsys, Inc. (a)	32,579	10,857,603
Tyler Technologies, Inc. (a)	8,700	3,870,543

		725,074,732

Specialty Retail—1.9%
Advance Auto Parts, Inc.	13,240	2,740,150
AutoZone, Inc. (a)	4,381	8,957,305
Bath & Body Works, Inc.	54,722	2,615,712
Best Buy Co., Inc. (b)	45,970	4,178,673
CarMax, Inc. (a)	34,329	3,312,062
Home Depot, Inc. (The)	221,722	66,368,046
Lowe’s Cos., Inc.	143,056	28,924,493
O’Reilly Automotive, Inc. (a)	14,306	9,799,038
Ross Stores, Inc.	75,022	6,786,490
TJX Cos., Inc. (The)	253,283	15,343,884
Tractor Supply Co.	24,166	5,639,619
Ulta Beauty, Inc. (a)	11,491	4,575,946

		159,241,418

Technology Hardware, Storage & Peripherals—7.3%
Apple, Inc.	3,291,835	574,787,309
Hewlett Packard Enterprise Co.	274,635	4,589,151
HP, Inc. (b)	229,893	8,345,116
NetApp, Inc.	47,196	3,917,268
Seagate Technology Holdings plc	42,760	3,844,124
Western Digital Corp. (a)	66,442	3,298,845

		598,781,813

Textiles, Apparel & Luxury Goods—0.6%
NIKE, Inc. - Class B	270,993	36,464,818
PVH Corp.	14,858	1,138,271
Ralph Lauren Corp. (b)	9,828	1,114,888

BHFTII-227

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Textiles, Apparel & Luxury Goods—(Continued)
Tapestry, Inc. (b)	56,053	$2,082,369
Under Armour, Inc. - Class A (a) (b)	40,055	681,736
Under Armour, Inc. - Class C (a) (b)	45,665	710,548
VF Corp.	68,537	3,897,014

		46,089,644

Tobacco—0.6%
Altria Group, Inc.	387,113	20,226,654
Philip Morris International, Inc.	329,073	30,913,118

		51,139,772

Trading Companies & Distributors—0.2%
Fastenal Co.	122,206	7,259,037
United Rentals, Inc. (a)	15,377	5,462,064
WW Grainger, Inc.	9,189	4,739,594

		17,460,695

Water Utilities—0.1%
American Water Works Co., Inc.	38,546	6,380,519

Wireless Telecommunication Services—0.2%
T-Mobile U.S., Inc. (a)	124,665	16,000,753

Total Common Stocks (Cost $2,778,927,328)		8,129,648,002

Mutual Funds—0.6%

Investment Company Securities—0.6%
SPDR S&P 500 ETF Trust (Cost $44,017,449)	99,000	44,712,360

Short-Term Investment—0.3%

U.S. Treasury—0.3%
U.S. Treasury Bill 0.033%, 05/10/22 (e)	23,150,000	23,145,392

Total Short-Term Investments (Cost $23,146,039)		23,145,392

Securities Lending Reinvestments (f)—6.7%

Certificates of Deposit—3.0%
Bank of Montreal 0.300%, 06/02/22	25,000,000	24,981,650
Bank of Nova Scotia 0.320%, 06/07/22	10,000,000	9,991,840
0.520%, SOFR + 0.250%, 02/17/23 (g)	5,000,000	4,988,887
Barclays Bank plc 0.180%, 04/07/22	23,000,000	22,999,149
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (g)	15,000,000	14,978,880

Certificates of Deposit—(Continued)
Canadian Imperial Bank of Commerce (NY) 0.770%, SOFR + 0.500%, 03/03/23 (g)	15,000,000	15,009,527
Credit Agricole Corp. & Investment Bank (NY) 0.410%, SOFR + 0.140%, 05/16/22 (g)	9,000,000	8,997,012
Credit Agricole S.A. 0.590%, 05/24/22	5,000,000	4,999,400
Credit Industriel et Commercial Zero Coupon, 04/14/22	15,000,000	14,997,450
Credit Suisse Group AG 0.830%, 06/03/22	20,000,000	20,003,680
Mizuho Bank, Ltd. 0.250%, 05/05/22	10,000,000	9,996,910
MUFG Bank Ltd. 0.780%, SOFR + 0.500%, 05/09/22 (g)	10,000,000	10,003,107
National Australia Bank, Ltd. Zero Coupon, 04/25/22	4,000,000	3,998,560
National Westminster Bank plc 0.440%, 05/11/22	10,000,000	9,998,200
Natixis S.A. (New York) 0.330%, 06/09/22	5,000,000	4,995,770
0.450%, SOFR + 0.180%, 06/17/22 (g)	10,150,000	10,147,395
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	4,400,000	4,399,252
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (g)	10,000,000	9,991,834
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (g)	10,000,000	9,990,230
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 04/19/22	13,000,000	12,996,750
Toronto-Dominion Bank (The) 0.820%, FEDEFF PRV + 0.490%, 12/23/22 (g)	10,000,000	9,997,040
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (g)	10,000,000	9,968,730

		248,431,253

Commercial Paper—0.6%
Antalis S.A. 0.800%, 06/01/22	10,000,000	9,983,930
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (g)	14,000,000	14,005,586
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	10,000,000	9,996,200
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (g)	10,000,000	9,989,910
UBS AG 0.350%, 06/08/22	5,000,000	4,992,480

		48,968,106

Master Demand Notes—0.1%
Natixis Financial Products LLC 0.550%, OBFR + 0.230%, 04/01/22 (g)	9,000,000	9,000,000
0.570%, OBFR + 0.250%, 04/01/22 (g)	1,000,000	1,000,000

		10,000,000

BHFTII-228

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—2.7%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $8,004,667; collateralized by various Common Stock with an aggregate market value of $8,891,654.	8,000,000	$8,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $1,396,641; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $1,424,562.	1,396,630	1,396,630
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $16,009,644; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $16,322,154.	16,000,000	16,000,000
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $25,015,069; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $26,751,523.	25,000,000	25,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $7,300,061; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $7,446,002.	7,300,000	7,300,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $29,001,804; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $29,596,498.	29,000,000	29,000,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $48,004,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $53,078,337.	48,000,000	48,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $20,000,244; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $22,207,531.	20,000,000	20,000,000

Repurchase Agreements—(Continued)
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $900,085; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $999,339.	900,000	900,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $10,000,100; collateralized by various Common Stock with an aggregate market value of $11,112,029.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $10,000,114; collateralized by various Common Stock with an aggregate market value of $11,112,897.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $14,401,176; collateralized by various Common Stock with an aggregate market value of $16,002,572.	14,400,000	14,400,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $30,000,334; collateralized by various Common Stock with an aggregate market value of $33,957,578.	30,000,000	30,000,000

		219,996,630

Time Deposits—0.3%
Jyske Bank A/S 0.750%, 04/11/22	3,000,000	3,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (g)	21,000,000	21,000,000

		24,000,000

Total Securities Lending Reinvestments (Cost $551,526,035)		551,395,989

Total Investments—106.7% (Cost $3,397,616,851)		8,748,901,743
Other assets and liabilities (net)—(6.7)%		(548,996,867)

Net Assets—100.0%		$8,199,904,876

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $532,544,936 and the collateral received consisted of cash in the amount of $551,475,648 and non-cash collateral with a value of $95,161. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Affiliated Issuer.
(d)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $16,757,940.
(e)	The rate shown represents current yield to maturity.

BHFTII-229

Brighthouse Funds Trust II

MetLife Stock Index Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/17/22	101	USD	22,880,288	$1,336,326

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$8,129,648,002	$—	$—	$8,129,648,002
Total Mutual Funds*	44,712,360	—	—	44,712,360
Total Short-Term Investment*	—	23,145,392	—	23,145,392
Total Securities Lending Reinvestments*	—	551,395,989	—	551,395,989
Total Investments	$8,174,360,362	$574,541,381	$—	$8,748,901,743

Collateral for Securities Loaned (Liability)	$—	$(551,475,648)	$—	$(551,475,648)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,336,326	$—	$—	$1,336,326

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-230

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—58.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Howmet Aerospace, Inc.	79,471	$2,856,188
L3Harris Technologies, Inc.	20,233	5,027,293
Northrop Grumman Corp.	5,590	2,499,960

		10,383,441

Auto Components—0.8%
Aptiv plc (a)	19,176	2,295,559
Lear Corp.	22,354	3,187,457

		5,483,016

Banks—5.2%
Bank of America Corp.	249,262	10,274,579
JPMorgan Chase & Co.	79,215	10,798,589
PNC Financial Services Group, Inc. (The)	25,195	4,647,218
Truist Financial Corp.	170,094	9,644,330
U.S. Bancorp	39,951	2,123,396

		37,488,112

Beverages—0.6%
Constellation Brands, Inc. - Class A	10,526	2,424,348
PepsiCo, Inc.	13,236	2,215,442

		4,639,790

Biotechnology—0.4%
Vertex Pharmaceuticals, Inc. (a)	11,607	3,029,079

Building Products—1.9%
Johnson Controls International plc	123,058	8,068,913
Masco Corp. (b)	107,682	5,491,782

		13,560,695

Capital Markets—5.9%
Cboe Global Markets, Inc.	20,576	2,354,306
Charles Schwab Corp. (The)	150,733	12,708,299
Goldman Sachs Group, Inc. (The)	44,994	14,852,520
Invesco, Ltd. (b)	119,940	2,765,816
Morgan Stanley	51,442	4,496,031
Nasdaq, Inc. (b)	14,432	2,571,782
Northern Trust Corp. (b)	24,391	2,840,332

		42,589,086

Chemicals—1.5%
Axalta Coating Systems, Ltd. (a)	136,936	3,365,887
DuPont de Nemours, Inc.	47,903	3,524,703
PPG Industries, Inc.	30,032	3,936,294

		10,826,884

Construction Materials—0.3%
Vulcan Materials Co.	13,046	2,396,550

Distributors—0.5%
LKQ Corp.	78,388	3,559,599

Electric Utilities—2.2%
Duke Energy Corp.	42,324	$4,725,898
Exelon Corp.	74,910	3,567,963
PG&E Corp. (a) (b)	231,854	2,768,337
Southern Co. (The)	67,722	4,910,522

		15,972,720

Electrical Equipment—1.7%
Eaton Corp. plc	63,737	9,672,727
Regal Rexnord Corp. (b)	14,606	2,173,081

		11,845,808

Electronic Equipment, Instruments & Components—0.1%
TE Connectivity, Ltd.	5,561	728,380

Entertainment—0.3%
Electronic Arts, Inc.	16,064	2,032,257

Equity Real Estate Investment Trusts—0.3%
STORE Capital Corp.	68,191	1,993,223

Food & Staples Retailing—0.7%
Walmart, Inc.	31,537	4,696,490

Food Products—1.7%
Archer-Daniels-Midland Co.	29,854	2,694,622
Danone S.A.	31,216	1,719,623
General Mills, Inc.	33,917	2,296,859
J.M. Smucker Co. (The) (b)	9,666	1,308,873
Mondelez International, Inc. - Class A	27,976	1,756,333
Nestle S.A.	16,350	2,122,571

		11,898,881

Health Care Equipment & Supplies—1.2%
Becton Dickinson & Co.	8,423	2,240,518
Medtronic plc	58,716	6,514,540

		8,755,058

Health Care Providers & Services—2.7%
Cigna Corp.	45,916	11,001,933
McKesson Corp.	16,235	4,970,020
Quest Diagnostics, Inc.	23,779	3,254,394

		19,226,347

Hotels, Restaurants & Leisure—0.4%
Booking Holdings, Inc. (a)	563	1,322,177
Wendy’s Co. (The)	74,150	1,629,076

		2,951,253

Household Products—0.6%
Colgate-Palmolive Co.	31,679	2,402,219
Kimberly-Clark Corp.	15,483	1,906,886

		4,309,105

BHFTII-231

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Industrial Conglomerates—0.9%
Honeywell International, Inc.	33,347	$6,488,659

Insurance—3.6%
Aon plc - Class A	24,121	7,854,521
Chubb, Ltd.	36,747	7,860,183
Travelers Cos., Inc. (The)	25,032	4,574,097
Willis Towers Watson plc (b)	23,634	5,582,824

		25,871,625

Interactive Media & Services—0.5%
Alphabet, Inc. - Class A (a)	1,350	3,754,822

IT Services—2.6%
Accenture plc - Class A	12,188	4,110,159
Amdocs, Ltd.	46,721	3,840,933
Cognizant Technology Solutions Corp. - Class A	36,442	3,267,754
Fidelity National Information Services, Inc.	39,922	4,008,967
Fiserv, Inc. (a)	30,994	3,142,792

		18,370,605

Life Sciences Tools & Services—1.6%
Danaher Corp.	20,571	6,034,091
ICON plc (a) (b)	7,796	1,896,143
Thermo Fisher Scientific, Inc.	6,098	3,601,784

		11,532,018

Machinery—1.5%
Ingersoll Rand, Inc.	82,125	4,134,994
PACCAR, Inc. (b)	27,265	2,401,228
Stanley Black & Decker, Inc.	30,257	4,229,626

		10,765,848

Media—1.9%
Comcast Corp. - Class A	244,419	11,443,698
Discovery, Inc. - Class C (a) (b)	56,741	1,416,823
Omnicom Group, Inc.	8,821	748,726

		13,609,247

Metals & Mining—0.2%
Rio Tinto plc	17,970	1,425,487

Multiline Retail—0.1%
Dollar Tree, Inc. (a)	6,359	1,018,394

Oil, Gas & Consumable Fuels—2.1%
ConocoPhillips (b)	64,644	6,464,400
Hess Corp.	43,607	4,667,693
Pioneer Natural Resources Co.	16,686	4,172,001

		15,304,094

Pharmaceuticals—4.0%
Bayer AG	18,300	1,252,035
Johnson & Johnson	71,568	12,683,997

Pharmaceuticals—(Continued)
Merck & Co., Inc.	113,652	$9,325,146
Organon & Co. (b)	49,930	1,744,055
Roche Holding AG	9,014	3,564,814

		28,570,047

Professional Services—0.2%
Equifax, Inc.	4,779	1,133,101

Road & Rail—1.3%
Union Pacific Corp.	32,966	9,006,641

Semiconductors & Semiconductor Equipment—2.8%
Applied Materials, Inc.	31,025	4,089,095
Intel Corp.	104,730	5,190,419
NXP Semiconductors NV	16,239	3,005,514
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	27,557	2,873,093
Texas Instruments, Inc.	24,875	4,564,065

		19,722,186

Software—2.6%
Microsoft Corp.	53,927	16,626,234
Oracle Corp.	23,873	1,975,013

		18,601,247

Specialty Retail—0.2%
Home Depot, Inc. (The)	2,887	864,166
Ross Stores, Inc.	9,270	838,564

		1,702,730

Tobacco—1.0%
Philip Morris International, Inc.	74,071	6,958,230

Wireless Telecommunication Services—0.7%
T-Mobile U.S., Inc. (a)	40,717	5,226,027

Total Common Stocks (Cost $288,178,126)		417,426,782

U.S. Treasury & Government Agencies—18.2%

Agency Sponsored Mortgage—Backed—10.5%
Fannie Mae 15 Yr. Pool
2.500%, 11/01/31	23,969	23,725
3.000%, 11/01/28	64,095	64,761
3.000%, 09/01/30	40,153	40,570
3.000%, 12/01/31	588,261	594,408
3.000%, 08/01/33	25,154	25,408
3.000%, 10/01/33	483,612	488,650
3.000%, 12/01/33	42,717	43,142
Fannie Mae 20 Yr. Pool
1.500%, 02/01/42	34,756	31,504
2.000%, 02/01/42	769,184	718,767
2.000%, 03/01/42	476,671	445,426
2.000%, 04/01/42	788,906	740,371
2.500%, 03/01/42	373,918	361,472

BHFTII-232

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage—Backed—(Continued)
Fannie Mae 20 Yr. Pool
2.500%, 04/01/42	574,422	$553,710
3.000%, 07/01/37	72,058	71,838
3.000%, 11/01/37	121,765	121,392
3.500%, 04/01/38	116,359	117,648
Fannie Mae 30 Yr. Pool
1.000%, 04/01/52 (c) (d)	1,754,070	1,763,308
2.000%, 01/01/51	60,001	55,843
2.000%, 02/01/51	93,095	86,700
2.000%, 12/01/51	4,374,997	4,065,822
2.000%, 03/01/52	2,116,298	1,966,241
2.500%, 02/01/50	228,002	217,921
2.500%, 06/01/50	44,501	42,757
2.500%, 07/01/50	426,294	409,256
2.500%, 10/01/50	381,832	366,003
2.500%, 08/01/51	141,427	135,241
2.500%, 12/01/51	786,026	752,298
2.500%, 01/01/52	1,314,173	1,257,392
2.500%, 03/01/52	716,642	686,718
3.000%, 09/01/46	104,994	104,336
3.000%, 06/01/51	130,199	128,437
3.000%, 12/01/51	394,645	387,233
3.000%, 01/01/52	347,229	341,873
3.000%, 04/01/52 (c) (d)	265,000	270,538
3.070%, 04/01/52 (c) (d)	391,934	398,073
3.100%, 04/01/52 (c) (d)	309,242	314,774
3.500%, 11/01/41	32,799	33,432
3.500%, 01/01/42	304,933	310,546
3.500%, 01/01/43	101,269	103,301
3.500%, 04/01/43	331,776	338,430
3.500%, 05/01/43	300,962	306,953
3.500%, 07/01/43	399,185	407,178
3.500%, 08/01/43	157,059	160,206
3.500%, 09/01/43	587,811	596,542
3.500%, 02/01/45	482,048	491,369
3.500%, 09/01/45	400,267	407,845
3.500%, 10/01/45	340,714	346,759
3.500%, 01/01/46	121,949	124,230
3.500%, 05/01/46	121,579	123,654
3.500%, 07/01/46	460,476	468,781
4.000%, 09/01/40	304,920	318,943
4.000%, 11/01/40	89,645	93,547
4.000%, 12/01/40	202,231	211,323
4.000%, 02/01/41	110,373	115,457
4.000%, 06/01/41	217,746	227,214
4.000%, 11/01/41	92,626	96,857
4.000%, 01/01/42	587,972	615,000
4.000%, 04/01/42	56,705	58,852
4.000%, 10/01/42	71,479	74,767
4.000%, 12/01/42	74,735	78,076
4.000%, 01/01/43	96,198	100,381
4.000%, 04/01/43	19,972	20,879
4.000%, 05/01/43	164,816	172,451
4.000%, 06/01/43	94,775	98,844
4.000%, 07/01/43	64,414	67,212
4.000%, 04/01/44	51,443	53,823

Agency Sponsored Mortgage—Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 05/01/44	173,229	181,241
4.000%, 11/01/44	60,275	62,820
4.000%, 06/01/47	202,832	208,887
4.500%, 08/01/33	61,927	65,868
4.500%, 03/01/34	175,458	186,701
4.500%, 01/01/40	45,606	48,468
4.500%, 08/01/40	12,417	13,143
4.500%, 02/01/41	79,089	83,721
4.500%, 04/01/41	166,933	176,833
4.500%, 11/01/42	43,903	46,686
4.500%, 01/01/43	109,953	116,750
4.500%, 04/01/44	673,280	715,872
4.500%, 06/01/44	61,643	63,896
5.000%, 11/01/33	36,983	40,002
5.000%, 03/01/34	30,641	33,106
5.000%, 05/01/34	9,998	10,804
5.000%, 08/01/34	11,665	12,611
5.000%, 09/01/34	47,115	50,901
5.000%, 06/01/35	30,124	32,580
5.000%, 07/01/35	94,122	101,460
5.000%, 08/01/35	28,024	30,326
5.000%, 09/01/35	21,242	22,990
5.000%, 10/01/35	77,538	83,896
5.000%, 07/01/39	45,771	48,676
5.000%, 10/01/39	36,719	39,722
5.000%, 11/01/39	23,610	25,487
5.000%, 11/01/40	35,741	37,925
5.000%, 03/01/41	24,781	26,721
5.500%, 02/01/33	4,534	4,822
5.500%, 05/01/33	1,874	1,993
5.500%, 06/01/33	70,415	77,024
5.500%, 07/01/33	58,147	63,671
5.500%, 11/01/33	35,279	38,280
5.500%, 01/01/34	47,919	51,438
5.500%, 02/01/34	50,798	55,133
5.500%, 03/01/34	19,068	20,435
5.500%, 04/01/34	19,177	20,389
5.500%, 05/01/34	124,436	134,722
5.500%, 06/01/34	155,361	169,588
5.500%, 07/01/34	40,918	43,912
5.500%, 09/01/34	158,669	169,813
5.500%, 10/01/34	154,730	166,161
5.500%, 11/01/34	200,812	217,006
5.500%, 12/01/34	87,055	93,642
5.500%, 01/01/35	131,694	144,133
5.500%, 04/01/35	30,684	33,542
5.500%, 07/01/35	7,725	8,211
5.500%, 09/01/35	97,721	106,958
6.000%, 02/01/32	37,263	39,818
6.000%, 03/01/34	11,209	12,120
6.000%, 04/01/34	101,666	109,979
6.000%, 06/01/34	100,947	110,583
6.000%, 07/01/34	67,342	73,419
6.000%, 08/01/34	104,229	113,352
6.000%, 10/01/34	55,481	59,958

BHFTII-233

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage—Backed—(Continued)
Fannie Mae 30 Yr. Pool
6.000%, 11/01/34	24,416	$26,337
6.000%, 12/01/34	7,257	7,750
6.000%, 08/01/35	5,411	5,774
6.000%, 09/01/35	17,617	19,301
6.000%, 10/01/35	36,251	39,563
6.000%, 11/01/35	7,813	8,344
6.000%, 12/01/35	33,166	35,962
6.000%, 02/01/36	45,385	48,534
6.000%, 04/01/36	18,244	19,486
6.000%, 06/01/36	4,636	5,173
6.000%, 07/01/37	44,934	48,782
6.500%, 06/01/31	13,831	15,055
6.500%, 09/01/31	17,984	19,306
6.500%, 02/01/32	6,926	7,489
6.500%, 07/01/32	34,501	37,682
6.500%, 08/01/32	23,475	25,484
6.500%, 01/01/33	14,170	15,254
6.500%, 04/01/34	34,315	37,022
6.500%, 06/01/34	10,033	10,845
6.500%, 04/01/36	10,327	11,086
6.500%, 05/01/36	16,065	17,246
6.500%, 02/01/37	36,317	39,195
6.500%, 05/01/37	15,713	16,868
6.500%, 07/01/37	31,042	33,868
Fannie Mae Pool
2.410%, 05/01/23	82,546	82,712
2.550%, 05/01/23	132,274	132,664
2.700%, 07/01/25	121,000	120,555
3.000%, 12/01/51	375,000	367,929
3.410%, 04/01/29	300,000	310,745
5.000%, 03/01/26	76,976	81,044
Fannie Mae REMICS (CMO)
2.000%, 10/25/40	10,905	10,843
2.000%, 05/25/44	28,386	28,039
2.000%, 04/25/46	73,858	70,799
3.000%, 02/25/33 (e)	86,737	8,487
3.250%, 05/25/40	36,225	36,334
4.000%, 10/25/40	49,981	51,245
4.000%, 07/25/46 (e)	104,768	19,119
5.000%, 03/25/25	11,097	11,367
Fannie Mae-ACES
2.572%, 12/25/26 (f)	415,198	411,821
Freddie Mac 15 Yr. Gold Pool
4.500%, 08/01/24	28,417	29,172
Freddie Mac 20 Yr. Gold Pool
3.000%, 01/01/38	239,868	240,909
3.500%, 11/01/37	167,042	169,235
4.000%, 08/01/37	43,977	45,591
Freddie Mac 20 Yr. Pool
2.000%, 02/01/42	520,690	487,600
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/42	270,948	270,560
3.000%, 04/01/43	685,204	684,640
3.000%, 05/01/43	581,868	581,241
3.000%, 05/01/46	241,543	239,936

Agency Sponsored Mortgage—Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
3.000%, 10/01/46	531,397	528,204
3.000%, 11/01/46	557,447	554,014
3.000%, 03/01/48	47,731	47,104
3.500%, 02/01/42	219,323	223,870
3.500%, 04/01/42	167,846	171,328
3.500%, 12/01/42	401,026	409,356
3.500%, 04/01/43	88,666	90,122
3.500%, 07/01/43	19,286	19,688
3.500%, 08/01/43	232,655	237,468
3.500%, 12/01/45	134,358	136,641
3.500%, 12/01/46	649,196	659,166
4.000%, 11/01/40	201,152	210,571
4.000%, 01/01/41	413,865	432,221
4.000%, 04/01/44	161,347	168,487
4.000%, 08/01/47	251,898	258,935
4.500%, 04/01/35	16,377	17,432
4.500%, 07/01/39	74,756	79,608
4.500%, 09/01/39	42,841	45,632
4.500%, 10/01/39	23,445	24,972
4.500%, 12/01/39	35,566	37,884
4.500%, 05/01/42	67,882	72,224
5.000%, 09/01/33	69,076	74,818
5.000%, 03/01/34	18,914	20,277
5.000%, 04/01/34	12,814	13,879
5.000%, 08/01/35	14,656	15,872
5.000%, 11/01/35	23,329	25,126
5.000%, 12/01/36	18,070	19,558
5.000%, 07/01/39	123,424	133,712
5.500%, 12/01/33	95,654	104,380
5.500%, 01/01/34	60,056	65,825
5.500%, 04/01/34	9,140	9,726
5.500%, 11/01/34	11,287	12,218
5.500%, 12/01/34	6,057	6,441
5.500%, 05/01/35	14,712	15,663
5.500%, 09/01/35	13,900	14,793
5.500%, 10/01/35	17,600	18,753
6.000%, 04/01/34	38,138	40,886
6.000%, 07/01/34	18,993	20,500
6.000%, 08/01/34	115,231	126,993
6.000%, 09/01/34	2,147	2,294
6.000%, 07/01/35	16,155	18,054
6.000%, 08/01/35	19,813	22,142
6.000%, 11/01/35	19,864	22,198
6.000%, 10/01/36	10,099	10,827
6.000%, 05/01/37	34,336	37,512
6.000%, 06/01/37	17,095	18,760
6.500%, 05/01/34	8,266	8,880
6.500%, 06/01/34	33,393	35,875
6.500%, 08/01/34	21,483	23,080
6.500%, 11/01/34	36,430	39,138
6.500%, 05/01/37	14,983	16,097
6.500%, 07/01/37	25,492	27,609
Freddie Mac 30 Yr. Pool
2.000%, 02/01/52	573,053	532,846
2.500%, 04/01/48	73,671	70,761
2.500%, 10/01/51	292,263	279,801

BHFTII-234

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage—Backed—(Continued)
Freddie Mac 30 Yr. Pool
2.500%, 12/01/51	392,662	$375,219
2.500%, 03/01/52	191,578	183,887
3.000%, 07/01/50	24,723	24,328
3.000%, 01/01/52	348,657	342,728
5.000%, 10/01/35	44,898	48,459
6.000%, 03/01/36	13,754	14,695
6.500%, 10/01/34	29,103	31,403
Freddie Mac Multifamily Structured Pass-Through Certificates
0.196%, 11/25/27 (e) (f)	5,207,000	60,847
0.244%, 12/25/27 (e) (f)	3,235,000	46,675
0.273%, 11/25/24 (e) (f)	4,908,000	35,080
0.288%, 09/25/27 (e) (f)	3,341,000	52,598
0.289%, 11/25/27 (e) (f)	3,644,802	51,716
0.289%, 12/25/27 (e) (f)	3,579,000	60,509
0.300%, 11/25/32 (e) (f)	2,680,945	65,439
0.316%, 08/25/24 (e) (f)	4,897,000	45,313
0.328%, 11/25/27 (e) (f)	3,310,249	55,412
0.329%, 08/25/27 (e) (f)	3,107,000	56,011
0.331%, 01/25/31 (e) (f)	1,571,778	37,322
0.345%, 10/25/24 (e) (f)	5,804,586	41,894
0.350%, 11/25/31 (e) (f)	2,325,421	70,889
0.368%, 12/25/27 (e) (f)	5,635,765	105,039
0.385%, 08/25/24 (e) (f)	7,964,337	68,770
0.399%, 12/25/31 (e) (f)	2,074,891	85,795
0.429%, 08/25/27 (e) (f)	2,091,928	43,010
0.508%, 07/25/24 (e) (f)	4,483,000	50,879
0.508%, 08/25/31 (e) (f)	484,286	19,659
0.529%, 03/25/31 (e) (f)	1,261,018	48,098
0.536%, 09/25/31 (e) (f)	1,578,796	72,860
0.567%, 12/25/31 (e) (f)	3,517,256	163,438
0.577%, 07/25/27 (e) (f)	3,833,229	102,157
0.604%, 07/25/24 (e) (f)	1,573,525	14,535
0.637%, 06/25/27 (e) (f)	4,356,000	139,501
0.740%, 03/25/31 (e) (f)	539,591	30,912
0.750%, 06/25/27 (e) (f)	1,459,883	48,286
0.782%, 01/25/31 (e) (f)	658,188	39,441
0.856%, 09/25/31 (e) (f)	453,515	31,360
0.895%, 04/25/24 (e) (f)	1,545,546	23,466
0.936%, 01/25/31 (e) (f)	441,180	31,050
0.938%, 07/25/31 (e) (f)	361,575	27,231
1.081%, 11/25/30 (e) (f)	400,945	32,100
1.090%, 07/25/29 (e) (f)	256,304	17,389
1.144%, 08/25/29 (e) (f)	1,589,746	113,185
1.170%, 09/25/30 (e) (f)	229,735	19,640
1.225%, 05/25/31 (e) (f)	240,722	22,596
1.342%, 06/25/30 (e) (f)	396,103	37,356
1.600%, 08/25/30 (e) (f)	357,560	40,999
1.663%, 05/25/30 (e) (f)	384,386	44,829
1.797%, 05/25/30 (e) (f)	1,002,928	125,985
1.798%, 04/25/30 (e) (f)	300,000	37,332
1.868%, 04/25/30 (e) (f)	808,011	104,158
2.120%, 06/25/29	344,908	328,029
2.510%, 11/25/22	488,421	490,204
2.670%, 12/25/24	507,000	506,571
3.010%, 07/25/25	134,000	134,935
3.060%, 07/25/23 (f)	59,000	59,571

Agency Sponsored Mortgage—Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
3.064%, 08/25/24 (f)	251,436	252,203
3.111%, 02/25/23	684,988	690,834
3.117%, 06/25/27	354,000	359,579
3.151%, 11/25/25	317,000	320,934
3.171%, 10/25/24	424,000	428,590
3.187%, 09/25/27 (f)	242,000	246,626
3.250%, 04/25/23 (f)	793,541	801,382
3.320%, 02/25/23 (f)	218,884	221,053
3.458%, 08/25/23 (f)	566,000	573,671
3.650%, 02/25/28 (f)	285,000	297,706
3.900%, 04/25/28	528,000	558,931
Freddie Mac REMICS (CMO)
3.000%, 07/15/39	45,555	45,209
4.500%, 12/15/40 (e)	17,633	1,645
5.000%, 01/15/40	59,634	63,453
5.500%, 02/15/36 (e)	20,474	3,534
Ginnie Mae I 30 Yr. Pool
3.500%, 12/15/41	227,028	236,922
3.500%, 02/15/42	38,845	40,008
4.500%, 09/15/33	31,029	33,343
4.500%, 11/15/39	69,681	75,015
4.500%, 03/15/40	105,687	114,787
4.500%, 04/15/40	105,805	112,817
4.500%, 06/15/40	35,894	38,597
5.000%, 03/15/34	10,735	11,800
5.000%, 06/15/34	28,031	30,830
5.000%, 12/15/34	8,156	8,911
5.000%, 06/15/35	6,080	6,569
5.500%, 11/15/32	47,504	50,773
5.500%, 08/15/33	84,259	91,241
5.500%, 12/15/33	51,091	56,846
5.500%, 09/15/34	42,309	46,998
5.500%, 10/15/35	7,949	8,591
6.000%, 12/15/28	14,967	16,152
6.000%, 12/15/31	7,938	8,577
6.000%, 03/15/32	890	950
6.000%, 10/15/32	74,339	83,387
6.000%, 01/15/33	712	783
6.000%, 02/15/33	1,069	1,152
6.000%, 04/15/33	70,749	79,298
6.000%, 08/15/33	466	498
6.000%, 07/15/34	37,668	41,506
6.000%, 09/15/34	19,775	21,126
6.000%, 01/15/38	50,511	56,022
Ginnie Mae II 30 Yr. Pool
2.000%, 01/20/52	1,292,316	1,233,689
2.500%, 08/20/51	310,440	301,502
2.500%, 09/20/51	1,257,008	1,220,814
2.500%, 11/20/51	1,154,240	1,121,005
3.000%, 04/20/45	100,855	100,587
3.000%, 04/20/46	45,745	45,570
3.000%, 08/20/46	49,939	49,745
3.000%, 09/20/46	114,787	114,622
3.000%, 11/20/47	539,524	537,217
3.000%, 01/20/48	752,904	749,647
3.000%, 02/20/48	45,199	44,999

BHFTII-235

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage—Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.000%, 04/20/48	15,604	$15,536
3.000%, 11/20/51	195,531	193,690
3.000%, 02/20/52	174,374	172,618
3.000%, TBA (g)	1,625,000	1,605,894
3.500%, 06/20/43	254,056	260,854
3.500%, 07/20/43	315,865	324,322
3.500%, 11/20/47	44,871	45,518
3.500%, 03/20/48	528,243	535,841
3.500%, TBA (g)	1,825,000	1,832,246
4.000%, 01/20/41	280,440	293,277
4.000%, 02/20/41	70,843	74,432
4.000%, 04/20/41	57,190	60,088
4.000%, 02/20/42	72,987	77,155
4.000%, TBA (g)	25,000	25,492
4.500%, 07/20/33	5,063	5,392
4.500%, 09/20/33	3,751	3,993
4.500%, 12/20/34	1,964	2,087
4.500%, 03/20/35	17,329	18,452
4.500%, 01/20/41	78,829	84,610
5.000%, 07/20/33	13,296	14,411
6.000%, 01/20/35	17,292	19,187
6.000%, 02/20/35	8,703	9,662
6.000%, 04/20/35	15,338	17,014
Government National Mortgage Association (CMO)
0.584%, 02/16/59 (e) (f)	851,691	33,890
4.000%, 07/20/41	57,602	59,192
4.500%, 09/20/41	37,983	39,028
Uniform Mortgage-Backed Securities 15 Yr. Pool
2.000%, TBA (g)	2,725,000	2,644,382
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (g)	2,175,000	2,018,927
2.500%, TBA (g)	6,165,000	5,877,741
3.000%, TBA (g)	650,000	635,781
3.500%, TBA (g)	300,000	298,708
4.000%, TBA (g)	300,000	304,021

		75,121,294

U.S. Treasury—7.7%
U.S. Treasury Bonds
1.375%, 11/15/40	2,500,000	2,043,847
1.750%, 08/15/41	2,600,000	2,253,469
1.875%, 11/15/51	650,000	570,172
2.375%, 11/15/49	11,245,000	10,999,894
2.500%, 02/15/45	68,000	66,231
2.875%, 05/15/43	2,550,000	2,639,848
2.875%, 11/15/46	2,439,000	2,564,284
3.000%, 02/15/48	2,332,000	2,540,696
U.S. Treasury Notes
0.375%, 11/30/25 (h)	10,500,000	9,707,578
0.500%, 11/30/23	6,700,000	6,512,348
1.375%, 01/31/25	16,000,000	15,507,500

		55,405,867

Total U.S. Treasury & Government Agencies (Cost $136,336,268)		130,527,161

Corporate Bonds & Notes—14.8%
Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
BAE Systems plc
3.400%, 04/15/30 (144A)	336,000	331,083
Raytheon Technologies Corp.
4.125%, 11/16/28	502,000	524,742

		855,825

Agriculture—0.2%
BAT International Finance plc
4.448%, 03/16/28 (b)	1,224,000	1,226,603

Auto Manufacturers—0.3%
General Motors Co.
6.750%, 04/01/46	333,000	401,050
Hyundai Capital America
2.650%, 02/10/25 (144A) (b)	287,000	278,066
3.000%, 02/10/27 (144A)	597,000	570,167
Stellantis Finance U.S., Inc.
2.691%, 09/15/31 (144A) (b)	1,012,000	888,295
Volkswagen Group of America Finance LLC
3.350%, 05/13/25 (144A) (b)	305,000	304,043

		2,441,621

Auto Parts & Equipment—0.2%
Lear Corp.
3.800%, 09/15/27 (b)	293,000	293,243
4.250%, 05/15/29	244,000	247,018
Magna International, Inc.
2.450%, 06/15/30	685,000	631,084

		1,171,345

Banks—3.5%
Bank of America Corp.
2.572%, SOFR + 1.210%, 10/20/32 (b) (f)	961,000	873,226
3.004%, 3M LIBOR + 0.790%, 12/20/23 (f)	455,000	456,149
3.366%, 3M LIBOR + 0.810%, 01/23/26 (b) (f)	527,000	527,266
3.500%, 04/19/26 (b)	441,000	446,466
Barclays plc
2.894%, 1Y H15 + 1.300%, 11/24/32 (b) (f)	905,000	820,864
BBVA Bancomer S.A.
6.750%, 09/30/22 (144A)	810,000	823,252
Citigroup, Inc.
2.666%, SOFR + 1.146%, 01/29/31 (f)	875,000	810,680
Credit Suisse Group AG
3.091%, SOFR + 1.730%, 05/14/32 (144A) (b) (f)	500,000	450,949
Deutsche Bank AG
2.311%, SOFR + 1.219%, 11/16/27 (f)	258,000	236,435
Goldman Sachs Group, Inc. (The)
2.383%, SOFR + 1.248%, 07/21/32 (f)	981,000	868,874
2.600%, 02/07/30 (b)	1,755,000	1,627,956
HSBC Holdings plc
4.000%, 5Y H15 + 3.222%, 03/09/26 (f)	200,000	189,600
4.700%, 5Y H15 + 3.250%, 03/09/31 (b) (f)	332,000	297,555
JPMorgan Chase & Co.
2.545%, SOFR + 1.180%, 11/08/32 (f)	1,591,000	1,453,770
2.956%, SOFR + 2.515%, 05/13/31 (b) (f)	169,000	158,133
3.109%, SOFR + 2.460%, 04/22/41 (b) (f)	879,000	794,386

BHFTII-236

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
JPMorgan Chase & Co.
2.739%, SOFR + 1.510%, 10/15/30 (b) (f)	310,000	$292,925
2.963%, SOFR + 1.260%, 01/25/33 (b) (f)	613,000	577,908
3.782%, 3M LIBOR + 1.337%, 02/01/28 (f)	1,220,000	1,235,611
3.897%, 3M LIBOR + 1.220%, 01/23/49 (f)	357,000	361,080
Macquarie Group, Ltd.
4.442%, SOFR + 2.405%, 06/21/33 (144A) (b) (f)	1,713,000	1,729,018
Mitsubishi UFJ Financial Group, Inc.
2.852%, 1Y H15 + 1.100%, 01/19/33 (b) (f)	920,000	857,254
Morgan Stanley
2.699%, SOFR + 1.143%, 01/22/31 (b) (f)	1,780,000	1,670,292
2.943%, SOFR + 1.290%, 01/21/33 (b) (f)	919,000	861,781
3.875%, 04/29/24 (b)	496,000	505,971
4.000%, 07/23/25 (b)	352,000	360,285
PNC Bank N.A.
2.700%, 10/22/29 (b)	250,000	240,032
Royal Bank of Canada
1.150%, 06/10/25 (b)	850,000	802,179
State Street Corp.
2.901%, SOFR + 2.600%, 03/30/26 (f)	125,000	123,942
Sumitomo Mitsui Financial Group, Inc.
2.472%, 01/14/29 (b)	1,536,000	1,428,519
UBS Group AG
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (f)	1,883,000	1,646,378
Wells Fargo & Co.
3.350%, SOFR + 1.500%, 03/02/33 (f)	1,499,000	1,456,792

		24,985,528

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38 (b)	208,000	218,561
8.000%, 11/15/39	868,000	1,265,277
Constellation Brands, Inc.
3.500%, 05/09/27 (b)	687,000	688,309
Diageo Capital plc
2.375%, 10/24/29 (b)	835,000	790,496
Keurig Dr Pepper, Inc.
3.200%, 05/01/30 (b)	108,000	104,679

		3,067,322

Building Materials—0.3%
Carrier Global Corp.
3.377%, 04/05/40	665,000	604,461
Martin Marietta Materials, Inc.
2.500%, 03/15/30	67,000	61,172
3.500%, 12/15/27 (b)	263,000	264,171
Masco Corp.
2.000%, 02/15/31 (b)	1,257,000	1,090,369
Vulcan Materials Co.
3.500%, 06/01/30 (b)	115,000	114,058

		2,134,231

Chemicals—0.1%
RPM International, Inc.
2.950%, 01/15/32 (b)	491,000	450,080

Chemicals—(Continued)
Sherwin-Williams Co. (The)
2.300%, 05/15/30	470,000	429,756

		879,836

Commercial Services—0.4%
ERAC USA Finance LLC
7.000%, 10/15/37 (144A)	602,000	785,838
Experian Finance plc
4.250%, 02/01/29 (144A)	533,000	556,778
Global Payments, Inc.
1.200%, 03/01/26 (b)	644,000	593,298
RELX Capital, Inc.
3.000%, 05/22/30	174,000	166,246
S&P Global, Inc.
4.250%, 05/01/29 (144A)	243,000	255,895
Verisk Analytics, Inc.
4.125%, 03/15/29 (b)	630,000	649,606

		3,007,661

Computers—0.1%
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (b)	481,000	504,518

Diversified Financial Services—1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.450%, 10/29/26	1,700,000	1,572,419
3.650%, 07/21/27 (b)	320,000	310,054
4.875%, 01/16/24 (b)	150,000	152,026
Air Lease Corp.
2.200%, 01/15/27 (b)	410,000	379,443
2.875%, 01/15/32 (b)	538,000	481,691
Avolon Holdings Funding, Ltd.
3.250%, 02/15/27 (144A)	640,000	602,006
4.375%, 05/01/26 (144A)	215,000	212,099
Capital One Financial Corp.
3.273%, SOFR + 1.790%, 03/01/30 (f)	1,091,000	1,053,421
3.750%, 03/09/27 (b)	554,000	558,363
Intercontinental Exchange, Inc.
1.850%, 09/15/32 (b)	193,000	166,683
2.100%, 06/15/30 (b)	657,000	600,018
Morgan Stanley Domestic Holdings, Inc.
4.500%, 06/20/28	310,000	321,652
Raymond James Financial, Inc.
4.950%, 07/15/46 (b)	696,000	779,339
Western Union Co. (The)
2.850%, 01/10/25 (b)	161,000	159,145

		7,348,359

Electric—0.6%
Duke Energy Corp.
2.650%, 09/01/26 (b)	114,000	110,952
Enel Finance International NV
2.650%, 09/10/24 (144A)	334,000	328,988
Evergy, Inc.
2.900%, 09/15/29 (b)	505,000	482,669

BHFTII-237

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Exelon Corp.
4.050%, 04/15/30	590,000	$609,019
FirstEnergy Corp.
3.400%, 03/01/50	330,000	277,956
Georgia Power Co.
3.700%, 01/30/50	44,000	40,880
Jersey Central Power & Light Co.
2.750%, 03/01/32 (144A) (b)	275,000	256,077
4.300%, 01/15/26 (144A)	422,000	430,783
Oncor Electric Delivery Co. LLC
5.750%, 03/15/29	713,000	812,567
Pacific Gas and Electric Co.
2.100%, 08/01/27	145,000	130,288
3.000%, 06/15/28 (b)	418,000	388,802
3.300%, 08/01/40 (b)	283,000	231,609
Xcel Energy, Inc.
3.400%, 06/01/30 (b)	297,000	296,504

		4,397,094

Electronics—0.0%
Arrow Electronics, Inc.
2.950%, 02/15/32 (b)	245,000	225,000

Entertainment—0.2%
Magallanes, Inc.
5.050%, 03/15/42 (144A)	564,000	575,297
5.141%, 03/15/52 (144A)	493,000	504,386

		1,079,683

Environmental Control—0.1%
Republic Services, Inc.
1.450%, 02/15/31 (b)	304,000	258,230
3.950%, 05/15/28 (b)	397,000	408,088

		666,318

Food—0.1%
General Mills, Inc.
2.875%, 04/15/30 (b)	134,000	128,725
4.000%, 04/17/25 (b)	651,000	664,499

		793,224

Gas—0.2%
APT Pipelines, Ltd.
4.200%, 03/23/25 (144A)	1,100,000	1,115,241
4.250%, 07/15/27 (144A)	84,000	86,152
East Ohio Gas Co. (The)
2.000%, 06/15/30 (144A) (b)	406,000	362,087
NiSource, Inc.
5.650%, 02/01/45	156,000	176,810

		1,740,290

Healthcare-Products—0.1%
Alcon Finance Corp.
2.600%, 05/27/30 (144A) (b)	200,000	184,149
3.800%, 09/23/49 (144A) (b)	462,000	430,519

Healthcare-Products—(Continued)
Boston Scientific Corp.
2.650%, 06/01/30 (b)	470,000	441,008

		1,055,676

Healthcare-Services—0.4%
HCA, Inc.
4.125%, 06/15/29	627,000	639,103
5.125%, 06/15/39	577,000	622,210
Humana, Inc.
3.700%, 03/23/29	543,000	544,793
Laboratory Corp. of America Holdings
4.700%, 02/01/45	209,000	222,536
Northwell Healthcare, Inc.
3.979%, 11/01/46 (b)	51,000	50,116
4.260%, 11/01/47 (b)	407,000	410,412
UnitedHealth Group, Inc.
3.500%, 08/15/39 (b)	222,000	220,217

		2,709,387

Insurance—0.7%
AIA Group, Ltd.
3.375%, 04/07/30 (144A) (b)	804,000	799,625
American International Group, Inc.
4.125%, 02/15/24 (b)	610,000	623,735
Aon Corp.
3.750%, 05/02/29 (b)	1,126,000	1,151,320
Brown & Brown, Inc.
4.200%, 03/17/32	618,000	627,925
Corebridge Financial, Inc.
3.900%, 04/05/32 (144A)	1,051,000	1,049,445
Hartford Financial Services Group, Inc. (The)
3.600%, 08/19/49 (b)	108,000	101,271
Liberty Mutual Group, Inc.
3.951%, 10/15/50 (144A)	331,000	313,083
Marsh & McLennan Cos., Inc.
4.750%, 03/15/39	242,000	265,720

		4,932,124

Internet—0.1%
Booking Holdings, Inc.
4.625%, 04/13/30	424,000	459,864
Tencent Holdings, Ltd.
2.390%, 06/03/30 (144A) (b)	548,000	487,393

		947,257

Investment Companies—0.3%
Temasek Financial I, Ltd.
2.375%, 01/23/23 (144A)	1,790,000	1,793,277

Lodging—0.3%
Las Vegas Sands Corp.
3.900%, 08/08/29 (b)	288,000	264,096
Marriott International, Inc.
2.750%, 10/15/33 (b)	475,000	419,199
2.850%, 04/15/31	2,000	1,825

BHFTII-238

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Lodging—(Continued)
Marriott International, Inc.
4.000%, 04/15/28 (b)	623,000	$623,995
4.625%, 06/15/30 (b)	582,000	602,772

		1,911,887

Machinery-Diversified—0.2%
CNH Industrial Capital LLC
1.875%, 01/15/26	135,000	127,807
4.200%, 01/15/24 (b)	540,000	550,720
Westinghouse Air Brake Technologies Corp.
3.200%, 06/15/25	248,000	242,107
4.950%, 09/15/28	660,000	694,621

		1,615,255

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 06/01/41 (b)	628,000	521,950
4.908%, 07/23/25	466,000	483,247
5.250%, 04/01/53 (b)	505,000	508,406
5.375%, 05/01/47	132,000	135,154
6.384%, 10/23/35	310,000	350,217
COX Communications, Inc.
1.800%, 10/01/30 (144A) (b)	404,000	346,436
Time Warner Entertainment Co. L.P.
8.375%, 07/15/33	592,000	772,880
Walt Disney Co. (The)
3.500%, 05/13/40	1,021,000	994,444

		4,112,734

Mining—0.4%
Anglo American Capital plc
2.625%, 09/10/30 (144A) (b)	1,340,000	1,214,992
3.875%, 03/16/29 (144A)	200,000	200,092
5.625%, 04/01/30 (144A)	524,000	577,549
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	502,000	449,211
2.850%, 04/27/31 (144A) (b)	208,000	189,941
4.125%, 05/30/23 (144A) (b)	416,000	422,623

		3,054,408

Oil & Gas—0.7%
BP Capital Markets America, Inc.
2.721%, 01/12/32 (b)	1,226,000	1,153,791
Cenovus Energy, Inc.
5.375%, 07/15/25 (b)	149,000	157,117
Diamondback Energy, Inc.
4.400%, 03/24/51 (b)	106,000	107,531
Eni S.p.A.
4.750%, 09/12/28 (144A)	1,046,000	1,092,107
Equinor ASA
7.750%, 06/15/23	100,000	106,054
Marathon Petroleum Corp.
4.750%, 09/15/44 (b)	340,000	345,714

Oil & Gas—(Continued)
Phillips 66
2.150%, 12/15/30 (b)	995,000	883,779
Valero Energy Corp.
3.650%, 12/01/51	176,000	155,323
6.625%, 06/15/37	596,000	737,257

		4,738,673

Pharmaceuticals—0.2%
Becton Dickinson & Co.
4.669%, 06/06/47	587,000	639,375
Cigna Corp.
3.200%, 03/15/40	169,000	153,616
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/29 (144A) (b)	542,000	536,476

		1,329,467

Pipelines—0.7%
Cheniere Corpus Christi Holdings LLC
3.700%, 11/15/29	514,000	512,396
Enbridge, Inc.
2.500%, 01/15/25 (b)	273,000	268,230
Enterprise Products Operating LLC
4.200%, 01/31/50	234,000	232,192
Galaxy Pipeline Assets Bidco, Ltd.
2.160%, 03/31/34 (144A) (b)	736,000	677,009
Kinder Morgan Energy Partners L.P.
4.150%, 02/01/24 (b)	577,000	587,615
ONEOK, Inc.
4.950%, 07/13/47	729,000	734,020
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30 (b)	538,000	527,714
Sabine Pass Liquefaction LLC
4.500%, 05/15/30	147,000	153,728
5.000%, 03/15/27 (b)	485,000	512,919
Spectra Energy Partners L.P.
3.375%, 10/15/26	236,000	236,089
Targa Resources Corp.
4.200%, 02/01/33	217,000	218,980

		4,660,892

Real Estate Investment Trusts—0.6%
American Tower Corp.
3.000%, 06/15/23 (b)	303,000	303,965
3.600%, 01/15/28	369,000	365,464
Boston Properties L.P.
2.550%, 04/01/32 (b)	389,000	350,820
Brixmor Operating Partnership L.P.
4.050%, 07/01/30	512,000	513,709
4.125%, 05/15/29 (b)	51,000	52,310
Crown Castle International Corp.
1.350%, 07/15/25 (b)	213,000	198,573
3.650%, 09/01/27	843,000	836,881
Equinix, Inc.
1.800%, 07/15/27	517,000	470,052
2.625%, 11/18/24 (b)	800,000	788,561

BHFTII-239

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
GLP Capital L.P. / GLP Financing II, Inc.
5.300%, 01/15/29	513,000	$538,943
Realty Income Corp. 3.250%, 01/15/31 (b)	174,000	170,869

		4,590,147

Retail—0.4%
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A) (b)	619,000	555,854
Best Buy Co., Inc.
4.450%, 10/01/28 (b)	648,000	675,758
Genuine Parts Co.
2.750%, 02/01/32 (b)	814,000	746,981
Home Depot, Inc. (The)
3.900%, 06/15/47 (b)	359,000	373,937
TJX Cos., Inc. (The)
3.875%, 04/15/30	139,000	144,724

		2,497,254

Semiconductors—0.5%
Broadcom, Inc.
3.187%, 11/15/36 (144A) (b)	889,000	771,731
3.469%, 04/15/34 (144A)	351,000	325,072
4.150%, 11/15/30	409,000	414,517
4.300%, 11/15/32	439,000	445,482
Intel Corp.
4.750%, 03/25/50	308,000	358,677
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31 (144A)	651,000	584,627
3.250%, 05/11/41 (144A) (b)	558,000	492,057

		3,392,163

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc.
3.844%, 05/01/25	180,000	181,923

Software—0.1%
Fiserv, Inc.
2.650%, 06/01/30 (b)	198,000	182,742
Roper Technologies, Inc.
2.000%, 06/30/30 (b)	468,000	415,470
2.950%, 09/15/29 (b)	147,000	141,693
4.200%, 09/15/28	250,000	258,765

		998,670

Telecommunications—0.7%
AT&T, Inc.
2.750%, 06/01/31 (b)	620,000	581,361
3.650%, 09/15/59 (b)	616,000	540,190
Rogers Communications, Inc.
3.800%, 03/15/32 (144A) (b)	1,514,000	1,502,277
T-Mobile USA, Inc.
2.050%, 02/15/28	557,000	508,716
4.500%, 04/15/50	57,000	57,664

Telecommunications—(Continued)
Verizon Communications, Inc.
2.100%, 03/22/28 (b)	81,000	75,498
2.550%, 03/21/31 (b)	381,000	353,968
3.150%, 03/22/30	310,000	304,877
4.272%, 01/15/36	459,000	483,551
4.812%, 03/15/39	573,000	647,992

		5,056,094

Total Corporate Bonds & Notes (Cost $110,609,049)		106,101,746

Asset-Backed Securities—4.4%

Asset-Backed—Automobile—0.1%
Credit Acceptance Auto Loan Trust
1.380%, 07/15/30 (144A)	328,000	310,825
Santander Retail Auto Lease Trust
1.880%, 03/20/24 (144A)	487,000	486,332

		797,157

Asset-Backed—Home Equity—0.1%
Bayview Financial Revolving Asset Trust
2.047%, 1M LIBOR + 1.600%, 12/28/40 (144A) (f)	208,582	256,178
GMAC Home Equity Loan Trust
5.805%, 10/25/36 (f)	38,011	40,435
Home Equity Loan Trust
4.435%, 12/25/35 (f)	20,613	20,582

		317,195

Asset-Backed—Other—4.2%
ACRES Commercial Realty, Ltd.
2.191%, 1M LIBOR + 1.750%, 01/15/37 (144A) † (f)	535,500	528,117
Allegro CLO IV, Ltd.
1.791%, 3M LIBOR + 1.550%, 01/15/30 (144A) (f)	702,748	698,726
American Tower Trust I
3.070%, 03/15/48 (144A)	876,000	870,747
Arbor Realty Commercial Real Estate Notes, Ltd.
1.597%, 1M LIBOR + 1.200%, 12/15/35 (144A) (f)	625,000	612,601
1.997%, 1M LIBOR + 1.600%, 08/15/34 (144A) (f)	522,000	516,237
2.150%, SOFR30A + 2.100%, 01/15/37 (144A) (f)	1,466,500	1,459,920
BDS, Ltd.
1.541%, 1M LIBOR + 1.100%, 08/15/36 (144A) (f)	472,557	471,397
BSPRT Issuer, Ltd.
1.697%, 1M LIBOR + 1.300%, 03/15/36 (144A) (f)	1,463,000	1,442,775
2.100%, SOFR30A + 2.050%, 02/15/37 (144A) (f)	524,000	521,628
2.447%, 1M LIBOR + 2.050%, 12/15/38 (144A) (f)	245,000	240,753
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	362,139	336,763
CHCP FL1, Ltd.
1.464%, SOFR30A + 1.414%, 02/15/38 (144A) (f)	650,500	642,547
Columbia Cent CLO 28, Ltd.
2.015%, 3M LIBOR + 1.700%, 11/07/30 (144A) (f)	1,026,773	1,010,864
Cutwater, Ltd.
1.461%, 3M LIBOR + 1.220%, 01/15/29 (144A) (f)	735,940	735,369
Dryden 55 CLO, Ltd.
1.261%, 3M LIBOR + 1.020%, 04/15/31 (144A) (f)	1,430,000	1,416,198

BHFTII-240

Brighthouse Funds Trust II

MFS Total Return Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed—Other—(Continued)
Dryden Senior Loan Fund
1.141%, 3M LIBOR + 0.900%, 04/15/29 (144A) (f)	635,777	$632,138
Ladder Capital Commercial Mortgage Trust
2.297%, 1M LIBOR + 1.900%, 12/13/38 (144A) (f)	682,500	676,622
Loancore Issuer, Ltd.
2.147%, 1M LIBOR + 1.750%, 07/15/36 (144A) (f)	1,547,500	1,518,590
2.297%, 1M LIBOR + 1.900%, 11/15/38 (144A) (f)	3,913,500	3,880,916
MF1, Ltd.
2.000%, SOFR30A + 1.950%, 02/19/37 (144A) (f)	650,507	648,431
2.143%, SOFR + 1.814%, 11/15/35 (144A) (f)	502,000	496,875
MidOcean Credit CLO II
1.949%, 3M LIBOR + 1.650%, 01/29/30 (144A) (f)	1,156,232	1,142,205
Neuberger Berman CLO XX, Ltd.
1.401%, 3M LIBOR + 1.160%, 07/15/34 (144A) (f)	600,000	596,213
Neuberger Berman CLO, Ltd.
1.591%, 3M LIBOR + 1.350%, 10/15/29 (144A) (f)	508,944	503,358
Oaktree CLO, Ltd.
1.604%, 3M LIBOR + 1.350%, 10/20/27 (144A) (f)	254,518	254,084
2.009%, 3M LIBOR + 1.750%, 04/22/30 (144A) (f)	1,503,087	1,478,092
OCP CLO, Ltd.
1.783%, 3M LIBOR + 1.650%, 01/26/34 (144A) (f)	4,041,128	3,989,511
Small Business Administration Participation Certificates
4.350%, 07/01/23	19,076	19,263
4.770%, 04/01/24	1,884	1,903
4.950%, 03/01/25	11,431	11,441
4.990%, 09/01/24	5,711	5,734
5.110%, 08/01/25	15,448	15,662
5.180%, 05/01/24	2,448	2,492
5.520%, 06/01/24	6,847	6,944
STWD, Ltd.
1.850%, SOFR30A + 1.800%, 11/15/38 (144A) (f)	1,507,000	1,492,220
Verizon Owner Trust
1.980%, 07/22/24	782,000	779,991
Voya, Ltd.
1.691%, 3M LIBOR + 1.450%, 10/15/30 (144A) (f)	584,168	579,323

		30,236,650

Total Asset-Backed Securities (Cost $31,646,558)		31,351,002

Mortgage-Backed Securities—2.1%

Collateralized Mortgage Obligations—0.1%
Seasoned Credit Risk Transfer Trust
3.000%, 02/25/59	256,508	254,246
3.500%, 08/25/58	79,873	81,202
3.500%, 10/25/58	201,373	203,540

		538,988

Commercial Mortgage-Backed Securities—2.0%
AREIT Trust
1.464%, SOFR30A + 1.414%, 09/14/36 (144A) (f)	1,953,000	1,952,075
1.900%, SOFR30A + 1.850%, 11/17/24 (144A) (f)	892,000	887,987

Commercial Mortgage-Backed Securities—(Continued)
BPCRE, Ltd.
1.291%, 1M LIBOR + 0.850%, 02/15/37 (144A) (f)	4,284	4,234
BXMT, Ltd.
1.697%, 1M LIBOR + 1.300%, 05/15/38 (144A) (f)	1,532,500	1,508,103
Commercial Mortgage Trust
3.708%, 07/10/48	1,300,833	1,312,451
CSAIL Commercial Mortgage Trust
3.504%, 06/15/57	738,578	738,787
GS Mortgage Securities Trust
3.382%, 05/10/50	1,387,991	1,379,540
JPMBB Commercial Mortgage Securities Trust
3.227%, 10/15/48	1,036,740	1,029,729
3.494%, 01/15/48	1,590,000	1,594,132
Morgan Stanley Bank of America Merrill Lynch Trust
3.536%, 11/15/52	519,442	521,980
Morgan Stanley Capital Trust
3.530%, 06/15/50	470,148	473,115
Ready Capital Mortgage Financing LLC
1.457%, 1M LIBOR + 1.000%, 04/25/38 (144A) † (f)	886,739	883,765
2.257%, 1M LIBOR + 1.800%, 11/25/36 (144A) † (f)	320,000	317,655
UBS Commercial Mortgage Trust
2.921%, 10/15/52	743,153	714,418
Wells Fargo Commercial Mortgage Trust
3.540%, 05/15/48	1,410,327	1,415,426

		14,733,397

Total Mortgage-Backed Securities (Cost $15,601,961)		15,272,385

Convertible Preferred Stocks—0.9%

Auto Components—0.2%
Aptiv plc
5.500%, 06/15/23	11,000	1,501,170

Health Care Equipment & Supplies—0.4%
Boston Scientific Corp.
5.500%, 06/01/23 (b)	19,658	2,288,978
Danaher Corp.
4.750%, 04/15/22	418	846,345

		3,135,323

Wireless Telecommunication Services—0.3%
T-Mobile U.S., Inc.
5.250%, 06/01/23 (b)	1,603	1,787,345

Total Convertible Preferred Stocks (Cost $5,104,735)		6,423,838

Preferred Stocks—0.7%

Household Products—0.5%
Henkel AG & Co. KGaA	47,110	3,155,052

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Schedule of Investments as of March 31, 2022 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.2%
Samsung Electronics Co., Ltd.	28,863	$1,492,905

Total Preferred Stocks (Cost $5,208,412)		4,647,957

Municipals—0.4%
New Jersey Economic Development Authority
7.425%, 02/15/29	800,000	940,115
New Jersey Turnpike Authority
7.414%, 01/01/40	1,050,000	1,529,452
State Board of Administration Finance Corp.
2.154%, 07/01/30	436,000	397,988

Total Municipals (Cost $2,552,005)		2,867,555

Short-Term Investment—3.2%

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $22,846,075; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $23,303,037.	22,846,075	22,846,075

Total Short-Term Investments (Cost $22,846,075)		22,846,075

Securities Lending Reinvestments (i)—5.5%

Certificate of Deposit—0.0%
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	100,000	99,983

Commercial Paper—0.1%
DNB Bank ASA
0.830%, SOFR + 0.550%, 09/07/22 (f)	1,000,000	1,000,399

Repurchase Agreements—4.4%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $8,221,319; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $8,385,684.	8,221,257	8,221,257
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $5,000,040; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $800,007; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $816,000.	800,000	800,000

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $1,800,112; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $1,837,024.	1,800,000	1,800,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $2,600,228; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $2,875,077.	2,600,000	2,600,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $4,000,049; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $4,441,506.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $700,066; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $777,264.	700,000	700,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $3,000,034; collateralized by various Common Stock with an aggregate market value of $3,333,869.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $600,049; collateralized by various Common Stock with an aggregate market value of $666,774.	600,000	600,000

		31,721,257

Time Deposits—0.7%
Canadian Imperial Bank of Commerce
0.320%, 04/01/22	1,000,000	1,000,000
DZ Bank AG (NY)
0.300%, 04/01/22	1,000,000	1,000,000
Rabobank (New York)
0.310%, 04/01/22	1,000,000	1,000,000
Skandi (NY)
0.300%, 04/01/22	1,000,000	1,000,000
Svenska (NY)
0.260%, 04/01/22	1,000,000	1,000,000

		5,000,000

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Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (j)	1,000,000	$1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (j)	1,000,000	1,000,000

		2,000,000

Total Securities Lending Reinvestments (Cost $39,821,251)		39,821,639

Total Investments—108.4% (Cost $657,904,440)		777,286,140
Other assets and liabilities (net)—(8.4)%		(60,073,143)

Net Assets—100.0%		$717,212,997

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $1,729,537, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $51,468,496 and the collateral received consisted of cash in the amount of $39,821,179 and non-cash collateral with a value of $13,469,402. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.4% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Interest only security.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(h)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2022, the market value of securities pledged was $259,793.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(j)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $65,876,142, which is 9.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
ACRES Commercial Realty, Ltd., 2.191%, 01/15/37	12/07/21	$535,500	$535,500	$528,117
Ready Capital Mortgage Financing LLC, 1.457%, 04/25/38	03/19/21	886,739	886,739	883,765
Ready Capital Mortgage Financing LLC, 2.257%, 11/25/36	11/12/21	320,000	320,000	317,655

				$1,729,537

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/22	52	USD	11,019,938	$(135,058)
U.S. Treasury Note 5 Year Futures	06/30/22	197	USD	22,593,438	(308,017)
U.S. Treasury Ultra Long Bond Futures	06/21/22	38	USD	6,730,750	(255,117)

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	(159)	USD	(21,539,531)	217,770

Net Unrealized Depreciation					$(480,422)

BHFTII-243

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Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$10,383,441	$—	$—	$10,383,441
Auto Components	5,483,016	—	—	5,483,016
Banks	37,488,112	—	—	37,488,112
Beverages	4,639,790	—	—	4,639,790
Biotechnology	3,029,079	—	—	3,029,079
Building Products	13,560,695	—	—	13,560,695
Capital Markets	42,589,086	—	—	42,589,086
Chemicals	10,826,884	—	—	10,826,884
Construction Materials	2,396,550	—	—	2,396,550
Distributors	3,559,599	—	—	3,559,599
Electric Utilities	15,972,720	—	—	15,972,720
Electrical Equipment	11,845,808	—	—	11,845,808
Electronic Equipment, Instruments & Components	728,380	—	—	728,380
Entertainment	2,032,257	—	—	2,032,257
Equity Real Estate Investment Trusts	1,993,223	—	—	1,993,223
Food & Staples Retailing	4,696,490	—	—	4,696,490
Food Products	8,056,687	3,842,194	—	11,898,881
Health Care Equipment & Supplies	8,755,058	—	—	8,755,058
Health Care Providers & Services	19,226,347	—	—	19,226,347
Hotels, Restaurants & Leisure	2,951,253	—	—	2,951,253
Household Products	4,309,105	—	—	4,309,105
Industrial Conglomerates	6,488,659	—	—	6,488,659
Insurance	25,871,625	—	—	25,871,625
Interactive Media & Services	3,754,822	—	—	3,754,822
IT Services	18,370,605	—	—	18,370,605
Life Sciences Tools & Services	11,532,018	—	—	11,532,018

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Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$10,765,848	$—	$—	$10,765,848
Media	13,609,247	—	—	13,609,247
Metals & Mining	—	1,425,487	—	1,425,487
Multiline Retail	1,018,394	—	—	1,018,394
Oil, Gas & Consumable Fuels	15,304,094	—	—	15,304,094
Pharmaceuticals	23,753,198	4,816,849	—	28,570,047
Professional Services	1,133,101	—	—	1,133,101
Road & Rail	9,006,641	—	—	9,006,641
Semiconductors & Semiconductor Equipment	19,722,186	—	—	19,722,186
Software	18,601,247	—	—	18,601,247
Specialty Retail	1,702,730	—	—	1,702,730
Tobacco	6,958,230	—	—	6,958,230
Wireless Telecommunication Services	5,226,027	—	—	5,226,027
Total Common Stocks	407,342,252	10,084,530	—	417,426,782
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage—Backed	—	72,374,601	2,746,693	75,121,294
U.S. Treasury	—	55,405,867	—	55,405,867
Total U.S. Treasury & Government Agencies	—	127,780,468	2,746,693	130,527,161
Total Corporate Bonds & Notes*	—	106,101,746	—	106,101,746
Total Asset-Backed Securities*	—	31,351,002	—	31,351,002
Total Mortgage-Backed Securities*	—	15,272,385	—	15,272,385
Convertible Preferred Stocks
Auto Components	1,501,170	—	—	1,501,170
Health Care Equipment & Supplies	3,135,323	—	—	3,135,323
Wireless Telecommunication Services	—	1,787,345	—	1,787,345
Total Convertible Preferred Stocks	4,636,493	1,787,345	—	6,423,838
Total Preferred Stocks*	—	4,647,957	—	4,647,957
Total Municipals*	—	2,867,555	—	2,867,555
Total Short-Term Investment*	—	22,846,075	—	22,846,075
Securities Lending Reinvestments
Certificate of Deposit	—	99,983	—	99,983
Commercial Paper	—	1,000,399	—	1,000,399
Repurchase Agreements	—	31,721,257	—	31,721,257
Time Deposits	—	5,000,000	—	5,000,000
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	37,821,639	—	39,821,639
Total Investments	$413,978,745	$360,560,702	$2,746,693	$777,286,140

Collateral for Securities Loaned (Liability)	$—	$(39,821,179)	$—	$(39,821,179)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$217,770	$—	$—	$217,770
Futures Contracts (Unrealized Depreciation)	(698,192)	—	—	(698,192)
Total Futures Contracts	$(480,422)	$—	$—	$(480,422)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTII-245

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Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.2%
General Dynamics Corp.	69,766	$16,826,164
Lockheed Martin Corp.	34,653	15,295,834
Northrop Grumman Corp.	176,490	78,929,858
Raytheon Technologies Corp.	300,883	29,808,479

		140,860,335

Banks—7.4%
Citigroup, Inc.	767,972	41,009,705
JPMorgan Chase & Co.	907,094	123,655,054
PNC Financial Services Group, Inc. (The)	217,755	40,164,910
Truist Financial Corp. (a)	393,931	22,335,888
U.S. Bancorp (a)	352,550	18,738,032

		245,903,589

Beverages—2.6%
Diageo plc	997,206	50,401,974
PepsiCo, Inc.	220,554	36,916,328

		87,318,302

Building Products—2.9%
Johnson Controls International plc	664,553	43,574,740
Masco Corp.	427,471	21,801,021
Trane Technologies plc	203,393	31,058,111

		96,433,872

Capital Markets—7.0%
BlackRock, Inc.	63,374	48,428,510
Goldman Sachs Group, Inc. (The)	106,453	35,140,135
KKR & Co., Inc.	320,745	18,753,960
Moody’s Corp.	54,677	18,448,566
Morgan Stanley	679,328	59,373,267
Nasdaq, Inc.	303,548	54,092,254

		234,236,692

Chemicals—4.1%
DuPont de Nemours, Inc.	514,123	37,829,170
International Flavors & Fragrances, Inc.	101,116	13,279,564
PPG Industries, Inc.	358,205	46,949,930
Sherwin-Williams Co. (The)	147,317	36,773,270

		134,831,934

Consumer Finance—1.8%
American Express Co.	315,206	58,943,522

Electric Utilities—5.3%
American Electric Power Co., Inc.	264,497	26,388,866
Duke Energy Corp.	666,202	74,388,115
Southern Co. (The)	824,519	59,785,873
Xcel Energy, Inc.	231,939	16,739,037

		177,301,891

Electrical Equipment—1.6%
Eaton Corp. plc	343,220	52,087,067

Equity Real Estate Investment Trusts—0.5%
Public Storage	42,538	$16,601,731

Food Products—2.1%
Archer-Daniels-Midland Co. (a)	151,944	13,714,465
Nestle S.A.	419,938	54,516,693

		68,231,158

Health Care Equipment & Supplies—4.2%
Abbott Laboratories	408,938	48,401,902
Boston Scientific Corp. (b)	733,373	32,481,090
Medtronic plc	538,111	59,703,415

		140,586,407

Health Care Providers & Services—3.5%
Cigna Corp.	292,212	70,016,917
McKesson Corp. (a)	147,890	45,273,566

		115,290,483

Hotels, Restaurants & Leisure—1.0%
Marriott International, Inc. - Class A (b)	190,652	33,507,089

Household Products—1.9%
Colgate-Palmolive Co.	290,330	22,015,724
Kimberly-Clark Corp.	203,638	25,080,056
Reckitt Benckiser Group plc	208,937	15,970,514

		63,066,294

Industrial Conglomerates—2.2%
Honeywell International, Inc.	370,759	72,142,286

Insurance—10.8%
Aon plc - Class A	286,058	93,149,067
Chubb, Ltd.	360,978	77,213,194
Marsh & McLennan Cos., Inc.	443,646	75,606,151
Progressive Corp. (The)	572,904	65,305,327
Travelers Cos., Inc. (The)	265,277	48,474,066

		359,747,805

IT Services—3.2%
Accenture plc - Class A	238,245	80,343,361
Fidelity National Information Services, Inc.	257,068	25,814,769

		106,158,130

Life Sciences Tools & Services—3.5%
Danaher Corp.	170,569	50,033,005
Thermo Fisher Scientific, Inc.	114,283	67,501,254

		117,534,259

Machinery—3.1%
Illinois Tool Works, Inc.	239,561	50,164,073
Otis Worldwide Corp.	128,666	9,900,849
PACCAR, Inc. (a)	193,241	17,018,735
Stanley Black & Decker, Inc.	185,901	25,987,101

		103,070,758

BHFTII-246

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Media—3.2%
Charter Communications, Inc. - Class A (a) (b)	44,693	$24,380,925
Comcast Corp. - Class A	1,780,431	83,359,780

		107,740,705

Multi-Utilities—1.6%
Dominion Energy, Inc.	638,337	54,239,495

Oil, Gas & Consumable Fuels—3.2%
ConocoPhillips	440,520	44,052,000
EOG Resources, Inc.	231,356	27,584,576
Pioneer Natural Resources Co.	137,400	34,354,122

		105,990,698

Pharmaceuticals—7.9%
Johnson & Johnson	680,935	120,682,110
Merck & Co., Inc.	631,786	51,838,042
Pfizer, Inc.	1,547,600	80,119,252
Roche Holding AG	28,817	11,396,412

		264,035,816

Professional Services—1.2%
Equifax, Inc.	167,704	39,762,618

Road & Rail—2.9%
Canadian National Railway Co.	164,571	22,075,554
Union Pacific Corp.	271,354	74,136,626

		96,212,180

Semiconductors & Semiconductor Equipment—4.9%
Analog Devices, Inc.	145,639	24,056,650
Intel Corp.	462,849	22,938,796
NXP Semiconductors NV	165,482	30,627,409
Texas Instruments, Inc.	456,599	83,776,785

		161,399,640

Specialty Retail—1.5%
Lowe’s Cos., Inc.	240,323	48,590,907

Total Common Stocks (Cost $2,095,838,753)		3,301,825,663

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $21,745,854; collateralized by U.S. Treasury Note at 0.125%, maturing 10/15/25, with a market value of $22,180,858.	21,745,854	21,745,854

Total Short-Term Investments (Cost $21,745,854)		21,745,854

Securities Lending Reinvestments (c)—2.5%
Security Description	Principal Amount*	Value

Certificates of Deposit—1.0%
Bank of Montreal 0.300%, 06/02/22	7,000,000	$6,994,862
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (d)	2,000,000	1,997,030
0.770%, SOFR + 0.500%, 03/03/23 (d)	3,000,000	3,001,906
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (d)	2,000,000	2,000,000
Natixis S.A. (New York) 0.330%, 06/09/22	1,000,000	999,154
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	600,000	599,898
0.720%, SOFR + 0.440%, 09/26/22 (d)	4,000,000	4,000,797
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (d)	2,000,000	1,995,324
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (d)	2,000,000	1,998,367
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (d)	5,000,000	4,995,115
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (d)	1,000,000	1,000,000
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (d)	2,000,000	1,999,408
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (d)	2,000,000	1,993,746

		33,575,607

Commercial Paper—0.1%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (d)	3,000,000	3,001,197

Repurchase Agreements—1.3%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $4,002,333; collateralized by various Common Stock with an aggregate market value of $4,445,827.	4,000,000	4,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $1,204,378; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $1,228,456.	1,204,369	1,204,369
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $2,000,016; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000

BHFTII-247

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $6,003,617; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $6,420,365.	6,000,000	$6,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,400,012; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $1,428,000.	1,400,000	1,400,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $2,000,018; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $2,041,138.	2,000,000	2,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $13,001,138; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $14,375,383.	13,000,000	13,000,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $700,066; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $777,264.	700,000	700,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $2,000,020; collateralized by various Common Stock with an aggregate market value of $2,222,406.	2,000,000	2,000,000

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $4,000,042; collateralized by various Common Stock with an aggregate market value of $4,444,812.	4,000,000	4,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $6,000,066; collateralized by various Common Stock with an aggregate market value of $6,823,039.	6,000,000	6,000,000

		42,304,369

Time Deposit—0.1%
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	3,000,000	3,000,000

Total Securities Lending Reinvestments (Cost $81,904,335)		81,881,173

Total Investment—102.4% (Cost $2,199,488,942)		3,405,452,690

Other assets and liabilities (net)—(2.4)%		(81,177,207)

Net Assets—100.0%		$3,324,275,483

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $79,344,421 and the collateral received consisted of cash in the amount of $81,903,899. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-248

Brighthouse Funds Trust II

MFS Value Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$140,860,335	$—	$—	$140,860,335
Banks	245,903,589	—	—	245,903,589
Beverages	36,916,328	50,401,974	—	87,318,302
Building Products	96,433,872	—	—	96,433,872
Capital Markets	234,236,692	—	—	234,236,692
Chemicals	134,831,934	—	—	134,831,934
Consumer Finance	58,943,522	—	—	58,943,522
Electric Utilities	177,301,891	—	—	177,301,891
Electrical Equipment	52,087,067	—	—	52,087,067
Equity Real Estate Investment Trusts	16,601,731	—	—	16,601,731
Food Products	13,714,465	54,516,693	—	68,231,158
Health Care Equipment & Supplies	140,586,407	—	—	140,586,407
Health Care Providers & Services	115,290,483	—	—	115,290,483
Hotels, Restaurants & Leisure	33,507,089	—	—	33,507,089
Household Products	47,095,780	15,970,514	—	63,066,294
Industrial Conglomerates	72,142,286	—	—	72,142,286
Insurance	359,747,805	—	—	359,747,805
IT Services	106,158,130	—	—	106,158,130
Life Sciences Tools & Services	117,534,259	—	—	117,534,259
Machinery	103,070,758	—	—	103,070,758
Media	107,740,705	—	—	107,740,705
Multi-Utilities	54,239,495	—	—	54,239,495
Oil, Gas & Consumable Fuels	105,990,698	—	—	105,990,698
Pharmaceuticals	252,639,404	11,396,412	—	264,035,816
Professional Services	39,762,618	—	—	39,762,618
Road & Rail	96,212,180	—	—	96,212,180
Semiconductors & Semiconductor Equipment	161,399,640	—	—	161,399,640
Specialty Retail	48,590,907	—	—	48,590,907
Total Common Stocks	3,169,540,070	132,285,593	—	3,301,825,663
Total Short-Term Investment*	—	21,745,854	—	21,745,854
Total Securities Lending Reinvestments*	—	81,881,173	—	81,881,173
Total Investments	$3,169,540,070	$235,912,620	$—	$3,405,452,690

Collateral for Securities Loaned (Liability)	$—	$(81,903,899)	$—	$(81,903,899)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-249

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.7%
Forward Air Corp.	82,664	$8,082,886

Airlines—0.6%
Allegiant Travel Co. (a)	40,035	6,501,284

Auto Components—2.6%
Fox Factory Holding Corp. (a)	147,131	14,411,481
LCI Industries	83,365	8,654,121
XPEL, Inc. (a)	91,024	4,788,773

		27,854,375

Banks—10.0%
Bank of Hawaii Corp.	159,909	13,419,563
BOK Financial Corp.	93,833	8,815,610
Columbia Banking System, Inc.	150,597	4,859,765
Community Bank System, Inc.	163,473	11,467,631
Cullen/Frost Bankers, Inc.	96,783	13,395,735
CVB Financial Corp.	350,059	8,124,870
First Financial Bankshares, Inc.	268,314	11,838,014
First Hawaiian, Inc.	199,997	5,577,916
Glacier Bancorp, Inc.	234,157	11,773,414
Lakeland Financial Corp.	96,114	7,016,322
Prosperity Bancshares, Inc.	113,572	7,879,625
Stock Yards Bancorp, Inc.	41,361	2,187,997

		106,356,462

Biotechnology—0.4%
Abcam plc (a)	221,300	3,998,118

Building Products—2.4%
AAON, Inc.	182,085	10,147,597
CSW Industrials, Inc.	62,767	7,380,771
Hayward Holdings, Inc. (a)	483,856	8,041,687

		25,570,055

Capital Markets—2.0%
Artisan Partners Asset Management, Inc. - Class A	80,466	3,166,337
Hamilton Lane, Inc. - Class A	49,746	3,844,868
Houlihan Lokey, Inc.	71,463	6,274,451
MarketAxess Holdings, Inc.	23,333	7,937,887

		21,223,543

Chemicals—1.3%
Chase Corp.	53,126	4,617,181
Quaker Chemical Corp.	56,721	9,801,956

		14,419,137

Commercial Services & Supplies—5.0%
Driven Brands Holdings, Inc. (a)	253,574	6,663,925
IAA, Inc. (a)	238,231	9,112,336
MSA Safety, Inc.	92,631	12,292,133
Rollins, Inc.	269,494	9,445,765
Tetra Tech, Inc.	94,125	15,524,977

		53,039,136

Communications Equipment—1.0%
NetScout Systems, Inc. (a)	345,492	11,083,383

Construction & Engineering—1.3%
Valmont Industries, Inc.	56,219	13,413,853

Construction Materials—1.1%
Eagle Materials, Inc.	92,369	11,856,485

Containers & Packaging—0.9%
AptarGroup, Inc.	81,826	9,614,555

Distributors—2.9%
Pool Corp.	72,729	30,753,458

Diversified Consumer Services—0.9%
Bright Horizons Family Solutions, Inc. (a)	72,234	9,584,730

Electronic Equipment, Instruments & Components—5.6%
Advanced Energy Industries, Inc.	60,498	5,207,668
Cognex Corp.	139,582	10,768,751
Littelfuse, Inc.	56,546	14,103,138
National Instruments Corp.	96,126	3,901,754
Novanta, Inc. (a)	122,293	17,401,071
Zebra Technologies Corp. - Class A (a)	20,805	8,607,029

		59,989,411

Food & Staples Retailing—0.6%
Grocery Outlet Holding Corp. (a)	188,904	6,192,273

Food Products—1.0%
Lancaster Colony Corp.	51,000	7,606,650
UTZ Brands, Inc.	197,276	2,915,739

		10,522,389

Health Care Equipment & Supplies—3.6%
Atrion Corp.	13,638	9,723,894
Haemonetics Corp. (a)	196,539	12,425,196
IDEXX Laboratories, Inc. (a)	16,736	9,155,596
Neogen Corp. (a)	172,301	5,313,763
UFP Technologies, Inc. (a)	29,802	1,971,998

		38,590,447

Health Care Providers & Services—1.6%
Chemed Corp.	34,390	17,420,255

Health Care Technology—1.0%
Certara, Inc. (a)	85,766	1,842,254
Definitive Healthcare Corp. (a)	127,140	3,134,001
Simulations Plus, Inc.	106,642	5,436,609

		10,412,864

Hotels, Restaurants & Leisure—0.8%
Texas Roadhouse, Inc.	107,349	8,988,332

BHFTII-250

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Household Products—1.8%
Church & Dwight Co., Inc.	95,193	$9,460,280
WD-40 Co.	50,959	9,337,218

		18,797,498

Insurance—1.5%
AMERISAFE, Inc.	90,729	4,506,509
RLI Corp.	103,969	11,502,091

		16,008,600

IT Services—1.6%
Computer Services, Inc.	101,284	5,013,558
Jack Henry & Associates, Inc.	60,025	11,827,926

		16,841,484

Life Sciences Tools & Services—6.0%
Bio-Techne Corp.	65,218	28,242,003
ICON plc (a)	35,220	8,566,208
West Pharmaceutical Services, Inc.	65,469	26,888,773

		63,696,984

Machinery—6.7%
Graco, Inc.	125,167	8,726,643
Kadant, Inc.	53,840	10,455,190
Lindsay Corp.	52,014	8,166,718
Nordson Corp.	44,720	10,155,018
Omega Flex, Inc.	29,315	3,807,139
RBC Bearings, Inc. (a)	89,030	17,261,136
Toro Co. (The)	145,310	12,422,552

		70,994,396

Marine—0.5%
Kirby Corp. (a)	73,288	5,290,661

Media—3.9%
Cable One, Inc.	6,473	9,478,026
Nexstar Media Group, Inc. - Class A	121,321	22,866,582
TechTarget, Inc. (a)	113,041	9,187,972

		41,532,580

Professional Services—3.1%
Exponent, Inc.	186,705	20,173,475
FTI Consulting, Inc. (a)	79,032	12,425,411

		32,598,886

Real Estate Management & Development—1.3%
FirstService Corp.	97,957	14,192,010

Semiconductors & Semiconductor Equipment—6.4%
CMC Materials, Inc.	62,273	11,545,414
FormFactor, Inc. (a)	125,641	5,280,691
Lattice Semiconductor Corp. (a)	312,100	19,022,495
MKS Instruments, Inc.	77,724	11,658,600
Security Description	Shares/ Principal Amount*	Value

Semiconductors & Semiconductor Equipment—(Continued)
Power Integrations, Inc.	226,369	20,979,879

		68,487,079

Software—12.3%
Altair Engineering, Inc. - Class A (a)	87,003	5,602,993
American Software, Inc. - Class A	195,927	4,083,119
Aspen Technology, Inc. (a)	147,823	24,445,490
Fair Isaac Corp. (a)	37,203	17,353,711
Manhattan Associates, Inc. (a)	163,047	22,616,249
Model N, Inc. (a)	211,816	5,697,850
Qualys, Inc. (a)	136,901	19,496,071
SPS Commerce, Inc. (a)	130,690	17,146,528
Tyler Technologies, Inc. (a)	26,331	11,714,399
Vertex, Inc. - Class A (a)	203,919	3,128,118

		131,284,528

Specialty Retail—4.0%
Asbury Automotive Group, Inc. (a)	77,438	12,405,567
Floor & Decor Holdings, Inc. - Class A (a)	103,358	8,371,998
Lithia Motors, Inc.	27,707	8,315,425
Petco Health & Wellness Co., Inc. (a)	234,061	4,580,574
Tractor Supply Co.	37,652	8,786,847

		42,460,411

Trading Companies & Distributors—2.5%
Richelieu Hardware, Ltd.	158,502	5,773,852
SiteOne Landscape Supply, Inc. (a)	43,887	7,096,089
Transcat, Inc. (a)	46,029	3,734,793
Watsco, Inc.	32,538	9,912,377

		26,517,111

Total Common Stocks (Cost $585,880,513)		1,054,169,659

Short-Term Investment—1.1%

Repurchase Agreement—1.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $11,162,669; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $11,385,944.	11,162,669	11,162,669

Total Short-Term Investments (Cost $11,162,669)		11,162,669

Total Investments—100.0% (Cost $597,043,182)		1,065,332,328
Other assets and liabilities (net)—0.0%		529,959

Net Assets—100.0%		$1,065,862,287

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.

BHFTII-251

Brighthouse Funds Trust II

Neuberger Berman Genesis Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Air Freight & Logistics	$8,082,886	$—	$—	$8,082,886
Airlines	6,501,284	—	—	6,501,284
Auto Components	27,854,375	—	—	27,854,375
Banks	106,356,462	—	—	106,356,462
Biotechnology	—	3,998,118	—	3,998,118
Building Products	25,570,055	—	—	25,570,055
Capital Markets	21,223,543	—	—	21,223,543
Chemicals	14,419,137	—	—	14,419,137
Commercial Services & Supplies	53,039,136	—	—	53,039,136
Communications Equipment	11,083,383	—	—	11,083,383
Construction & Engineering	13,413,853	—	—	13,413,853
Construction Materials	11,856,485	—	—	11,856,485
Containers & Packaging	9,614,555	—	—	9,614,555
Distributors	30,753,458	—	—	30,753,458
Diversified Consumer Services	9,584,730	—	—	9,584,730
Electronic Equipment, Instruments & Components	59,989,411	—	—	59,989,411
Food & Staples Retailing	6,192,273	—	—	6,192,273
Food Products	10,522,389	—	—	10,522,389
Health Care Equipment & Supplies	38,590,447	—	—	38,590,447
Health Care Providers & Services	17,420,255	—	—	17,420,255
Health Care Technology	10,412,864	—	—	10,412,864
Hotels, Restaurants & Leisure	8,988,332	—	—	8,988,332
Household Products	18,797,498	—	—	18,797,498
Insurance	16,008,600	—	—	16,008,600
IT Services	16,841,484	—	—	16,841,484
Life Sciences Tools & Services	63,696,984	—	—	63,696,984
Machinery	70,994,396	—	—	70,994,396
Marine	5,290,661	—	—	5,290,661
Media	41,532,580	—	—	41,532,580
Professional Services	32,598,886	—	—	32,598,886
Real Estate Management & Development	14,192,010	—	—	14,192,010
Semiconductors & Semiconductor Equipment	68,487,079	—	—	68,487,079
Software	131,284,528	—	—	131,284,528
Specialty Retail	42,460,411	—	—	42,460,411
Trading Companies & Distributors	20,743,259	5,773,852	—	26,517,111
Total Common Stocks	1,044,397,689	9,771,970	—	1,054,169,659
Total Short-Term Investment*	—	11,162,669	—	11,162,669
Total Investments	$1,044,397,689	$20,934,639	$—	$1,065,332,328

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-252

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—97.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.7%
Airbus SE (a) (b)	136,393	$16,486,304

Air Freight & Logistics—0.8%
FedEx Corp.	79,109	18,305,032

Automobiles—6.8%
Aurora Innovation, Inc. † (a) (c)	445,565	2,407,693
Ferrari NV (b)	82,299	17,948,589
Rivian Automotive, Inc. † (a) (c)	1,781,979	86,542,703
Rivian Automotive, Inc. - Class A (a) (b)	116,350	5,845,424
Tesla, Inc. (a)	48,098	51,830,405

		164,574,814

Biotechnology—0.3%
Argenx SE (ADR) (a)	22,627	7,134,519

Capital Markets—0.3%
MarketAxess Holdings, Inc.	12,478	4,245,016
Tradeweb Markets, Inc. - Class A (b)	24,027	2,111,252

		6,356,268

Commercial Services & Supplies—0.2%
Cintas Corp.	13,975	5,944,825

Consumer Finance—0.2%
SoFi Technologies, Inc. (a) (b)	525,930	4,970,038

Electrical Equipment—0.7%
Generac Holdings, Inc. (a) (b)	53,811	15,995,858

Electronic Equipment, Instruments & Components—1.1%
Teledyne Technologies, Inc. (a)	55,172	26,075,942

Entertainment—3.3%
Netflix, Inc. (a)	84,069	31,491,407
ROBLOX Corp. - Class A (a) (b)	192,671	8,909,107
Sea, Ltd. (ADR) (a) (b)	185,212	22,186,545
Spotify Technology S.A. (a)	117,329	17,719,026

		80,306,085

Health Care Equipment & Supplies—3.4%
Align Technology, Inc. (a)	33,773	14,725,028
Insulet Corp. (a) (b)	22,900	6,100,331
Intuitive Surgical, Inc. (a)	120,794	36,441,134
Stryker Corp.	89,737	23,991,187

		81,257,680

Health Care Providers & Services—2.9%
Cigna Corp.	52,366	12,547,417
HCA Healthcare, Inc.	72,570	18,187,493
Humana, Inc.	32,880	14,308,390
UnitedHealth Group, Inc.	47,580	24,264,373

		69,307,673

Hotels, Restaurants & Leisure—4.0%
Airbnb, Inc. - Class A (a)	64,818	11,133,140
Booking Holdings, Inc. (a)	7,613	17,878,750
Chipotle Mexican Grill, Inc. (a)	16,119	25,500,742
Expedia Group, Inc. (a)	85,599	16,749,156
Las Vegas Sands Corp. (a)	300,983	11,699,209
Wynn Resorts, Ltd. (a) (b)	170,695	13,611,219

		96,572,216

Industrial Conglomerates—0.8%
Roper Technologies, Inc.	41,634	19,660,824

Interactive Media & Services—14.3%
Alphabet, Inc. - Class A (a)	43,506	121,005,413
Alphabet, Inc. - Class C (a)	38,053	106,281,649
Match Group, Inc. (a) (b)	158,806	17,268,564
Meta Platforms, Inc. - Class A (a)	318,315	70,780,523
Snap, Inc. - Class A (a) (b)	870,747	31,338,185

		346,674,334

Internet & Direct Marketing Retail—11.9%
Amazon.com, Inc. (a)	80,746	263,227,923
Coupang, Inc. (a) (b)	395,362	6,990,000
DoorDash, Inc. - Class A (a) (b)	142,317	16,678,129
Maplebear, Inc. † (a) (c) (d)	17,978	1,725,888
Maplebear, Inc. (Non-Voting Shares) † (a) (c) (d)	939	90,144

		288,712,084

IT Services—7.3%
Block, Inc. (a)	40,009	5,425,220
Block, Inc. (Australian Depository Receipts) (a)	88,527	11,677,860
Fiserv, Inc. (a) (b)	232,138	23,538,793
Global Payments, Inc. (b)	85,266	11,667,799
MasterCard, Inc. - Class A	111,686	39,914,343
MongoDB, Inc. (a) (b)	38,940	17,273,395
PayPal Holdings, Inc. (a)	26,960	3,117,924
Snowflake, Inc. - Class A (a)	43,451	9,955,928
Stripe, Inc. - Class B † (a) (c) (d)	63,278	2,598,827
Toast, Inc. - Class A (a)	11,539	250,743
Twilio, Inc. - Class A (a)	32,156	5,299,630
Visa, Inc. - Class A (b)	207,977	46,123,059

		176,843,521

Leisure Products—0.4%
Peloton Interactive, Inc. - Class A (a) (b)	342,950	9,060,739

Life Sciences Tools & Services—0.5%
Avantor, Inc. (a)	342,140	11,571,175

Pharmaceuticals—1.2%
AstraZeneca plc (ADR) (b)	85,303	5,659,001
Eli Lilly and Co.	85,249	24,412,756

		30,071,757

Professional Services—0.9%
TransUnion	149,499	15,449,227

BHFTII-253

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
Verisk Analytics, Inc. (b)	29,800	$6,395,974

		21,845,201

Semiconductors & Semiconductor Equipment—5.8%
Advanced Micro Devices, Inc. (a)	268,911	29,402,729
ASML Holding NV	61,180	40,863,957
NVIDIA Corp.	242,737	66,233,218
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	49,655	5,177,030

		141,676,934

Software—20.4%
Atlassian Corp. plc - Class A (a)	60,009	17,632,445
Bill.com Holdings, Inc. (a) (b)	31,249	7,086,961
Black Knight, Inc. (a)	240,537	13,948,741
Ceridian HCM Holding, Inc. (a)	76,754	5,246,903
Datadog, Inc. - Class A (a)	82,280	12,462,952
Epic Games, Inc. † (a) (c) (d)	7,860	6,772,962
Hashicorp, Inc. - Class A (a) (b)	22,143	1,195,722
Intuit, Inc.	107,041	51,469,594
Magic Leap, Inc. - Class A † (a) (c) (d)	10,914	209,569
Microsoft Corp.	882,009	271,932,195
Monday.com, Ltd. (a) (b)	15,156	2,395,709
Salesforce.com, Inc. (a)	153,958	32,688,363
SentinelOne, Inc. - Class A (a)	293,201	11,358,607
ServiceNow, Inc. (a)	67,343	37,502,643
Trade Desk, Inc. (The) - Class A (a)	183,645	12,717,416
UiPath, Inc. - Class A (a) (b)	179,516	3,875,750
Workday, Inc. - Class A (a)	9,244	2,213,568
Zoom Video Communications, Inc. - Class A (a)	32,882	3,854,757

		494,564,857

Specialty Retail—1.5%
Carvana Co. (a) (b)	31,357	3,740,577
Ross Stores, Inc.	370,663	33,530,175

		37,270,752

Technology Hardware, Storage & Peripherals—6.7%
Apple, Inc.	936,115	163,455,040

Textiles, Apparel & Luxury Goods—1.0%
Lululemon Athletica, Inc. (a)	63,593	23,226,071

Total Common Stocks (Cost $1,422,687,805)		2,357,920,543

Convertible Preferred Stocks—1.1%

Automobiles—0.6%
GM Cruise Holdings LLC - Series F † (a) (c) (d)	196,100	5,167,235
Nuro, Inc. - Series C † (a) (c) (d)	179,741	3,746,830
Sila Nano, Inc. - Series F † (a) (c) (d)	52,110	1,624,269
Waymo LLC - Series A-2 † (a) (c) (d)	26,511	2,431,642

		12,969,976

Internet & Direct Marketing Retail—0.5%
ANT International Co., Ltd. - Class C † (a) (c) (d)	2,147,070	6,119,150
Maplebear, Inc. - Series A † (a) (c) (d)	2,525	242,400
Maplebear, Inc. - Series G † (a) (c) (d)	36,727	3,525,792
Rappi, Inc. - Series E † (a) (c) (d)	52,748	2,992,394

		12,879,736

Total Convertible Preferred Stocks (Cost $23,607,524)		25,849,712

Short-Term Investment—1.2%

Mutual Funds—1.2%
T. Rowe Price Government Reserve Fund (e)	29,416,821	29,416,821

Total Short-Term Investments (Cost $29,416,821)		29,416,821

Securities Lending Reinvestments (f)—9.7%

Certificates of Deposit—3.9%
Bank of Montreal 0.300%, 06/02/22	8,000,000	7,994,128
Bank of Nova Scotia 0.400%, SOFR + 0.130%, 07/07/22 (g)	3,000,000	3,000,000
Barclays Bank plc 0.180%, 04/07/22	7,000,000	6,999,741
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (g)	4,000,000	3,994,368
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (g)	4,000,000	3,994,061
0.770%, SOFR + 0.500%, 03/03/23 (g)	4,000,000	4,002,540
Credit Agricole S.A. 0.590%, 05/24/22	2,000,000	1,999,760
Credit Industriel et Commercial Zero Coupon, 04/14/22	6,000,000	5,998,980
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (g)	3,000,000	2,994,465
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (g)	3,000,000	2,996,178
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (g)	2,000,000	1,998,718
National Westminster Bank plc 0.440%, 05/11/22	3,000,000	2,999,460
Natixis S.A. (New York) 0.330%, 06/09/22	2,000,000	1,998,308
0.450%, SOFR + 0.180%, 06/17/22 (g)	5,000,000	4,998,717
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (g)	2,000,000	1,999,996
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	2,000,000	1,999,660
0.720%, SOFR + 0.440%, 09/26/22 (g)	5,000,000	5,000,997
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (g)	3,000,000	2,992,986

BHFTII-254

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (g)	3,000,000	$2,997,550
Sumitomo Mitsui Banking Corp. 0.200%, 04/26/22	3,000,000	2,999,322
0.450%, SOFR + 0.180%, 08/09/22 (g)	5,000,000	4,995,115
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 04/19/22	3,000,000	2,999,250
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (g)	4,000,000	3,999,999
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (g)	7,000,000	6,978,111

		92,932,410

Commercial Paper—0.5%
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (g)	2,000,000	1,998,462
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	3,000,000	2,998,860
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (g)	5,000,000	4,994,955
UBS AG 0.350%, 06/08/22	3,000,000	2,995,488

		12,987,765

Repurchase Agreements—4.8%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $5,002,917; collateralized by various Common Stock with an aggregate market value of $5,557,284.	5,000,000	5,000,000
BofA Securities, Inc.
Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $15,641,883; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $15,954,604.	15,641,765	15,641,765
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $800,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $846,736.	800,000	800,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,200,700; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $1,262,268.	1,200,000	1,200,000

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $15,000,121; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $15,300,000.	15,000,000	15,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $5,350,305.	5,000,000	5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,700,023; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $2,754,001.	2,700,000	2,700,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $10,000,089; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $10,205,689.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $24,002,100; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $26,539,169.	24,000,000	24,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $12,000,147; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $13,324,519.	12,000,000	12,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $1,000,094; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $1,110,377.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $7,000,058; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 04/30/22 - 02/15/49, and an aggregate market value of $7,140,537.	7,000,000	7,000,000

BHFTII-255

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $1,000,082; collateralized by various Common Stock with an aggregate market value of $1,111,290.	1,000,000	$1,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $15,000,167; collateralized by various Common Stock with an aggregate market value of $16,899,981.	15,000,000	15,000,000

		115,341,765

Time Deposits—0.3%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	1,000,000	1,000,000
Jyske Bank A/S 0.750%, 04/11/22	5,000,000	5,000,000
Rabobank (New York) 0.310%, 04/01/22	1,000,000	1,000,000
Skandi (NY) 0.300%, 04/01/22	1,000,000	1,000,000

		8,000,000

Mutual Funds—0.2%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (h)	5,000,000	5,000,000

Total Securities Lending Reinvestments (Cost $234,338,907)		234,261,940

Total Investments—109.4% (Cost $1,710,051,057)		2,647,449,016
Other assets and liabilities (net)—(9.4)%		(227,405,726)

Net Assets—100.0%		$2,420,043,290

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $126,197,498, which is 5.2% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $230,747,640 and the collateral received consisted of cash in the amount of $234,324,448 and non-cash collateral with a value of $7,678,775. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 5.2% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

Restricted Securities	Acquisition Date	Shares	Cost	Value
ANT International Co., Ltd. - Class C	06/07/18	2,147,070	$8,183,290	$6,119,150
Aurora Innovation, Inc.	03/01/19	445,565	1,896,572	2,407,693
Epic Games, Inc.	06/18/20	7,860	4,519,500	6,772,962
GM Cruise Holdings LLC - Series F	05/05/19	196,100	3,578,825	5,167,235
Magic Leap, Inc. - Class A	01/20/16	10,914	5,305,346	209,569
Maplebear, Inc.	08/07/20	17,978	832,991	1,725,888
Maplebear, Inc. - Series A	11/18/20	2,525	154,056	242,400
Maplebear, Inc. - Series G	07/02/20	36,727	1,766,271	3,525,792
Maplebear, Inc. (Non-Voting Shares)	08/07/20	939	43,508	90,144
Nuro, Inc. - Series C	10/30/20	179,741	2,346,447	3,746,830
Rappi, Inc. - Series E	09/08/20-09/24/20	52,748	3,151,484	2,992,394
Rivian Automotive, Inc.	12/23/19-01/19/21	1,781,979	28,125,286	86,542,703
Sila Nano, Inc. - Series F	01/07/21	52,110	2,150,726	1,624,269
Stripe, Inc. - Class B	12/17/19	63,278	992,832	2,598,827
Waymo LLC - Series A-2	05/08/20	26,511	2,276,425	2,431,642

				$126,197,498

BHFTII-256

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$—	$16,486,304	$—	$16,486,304
Air Freight & Logistics	18,305,032	—	—	18,305,032
Automobiles	75,624,418	88,950,396	—	164,574,814
Biotechnology	7,134,519	—	—	7,134,519
Capital Markets	6,356,268	—	—	6,356,268
Commercial Services & Supplies	5,944,825	—	—	5,944,825
Consumer Finance	4,970,038	—	—	4,970,038
Electrical Equipment	15,995,858	—	—	15,995,858
Electronic Equipment, Instruments & Components	26,075,942	—	—	26,075,942
Entertainment	80,306,085	—	—	80,306,085
Health Care Equipment & Supplies	81,257,680	—	—	81,257,680
Health Care Providers & Services	69,307,673	—	—	69,307,673
Hotels, Restaurants & Leisure	96,572,216	—	—	96,572,216
Industrial Conglomerates	19,660,824	—	—	19,660,824
Interactive Media & Services	346,674,334	—	—	346,674,334
Internet & Direct Marketing Retail	286,896,052	—	1,816,032	288,712,084
IT Services	162,566,834	11,677,860	2,598,827	176,843,521
Leisure Products	9,060,739	—	—	9,060,739
Life Sciences Tools & Services	11,571,175	—	—	11,571,175
Pharmaceuticals	30,071,757	—	—	30,071,757
Professional Services	21,845,201	—	—	21,845,201
Semiconductors & Semiconductor Equipment	141,676,934	—	—	141,676,934
Software	487,582,326	—	6,982,531	494,564,857
Specialty Retail	37,270,752	—	—	37,270,752
Technology Hardware, Storage & Peripherals	163,455,040	—	—	163,455,040
Textiles, Apparel & Luxury Goods	23,226,071	—	—	23,226,071
Total Common Stocks	2,229,408,593	117,114,560	11,397,390	2,357,920,543
Total Convertible Preferred Stocks*	—	—	25,849,712	25,849,712
Total Short-Term Investment*	29,416,821	—	—	29,416,821
Securities Lending Reinvestments
Certificates of Deposit	—	92,932,410	—	92,932,410
Commercial Paper	—	12,987,765	—	12,987,765
Repurchase Agreements	—	115,341,765	—	115,341,765

BHFTII-257

Brighthouse Funds Trust II

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Time Deposits	$—	$8,000,000	$—	$8,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	229,261,940	—	234,261,940
Total Investments	$2,263,825,414	$346,376,500	$37,247,102	$2,647,449,016

Collateral for Securities Loaned (Liability)	$—	$(234,324,448)	$—	$(234,324,448)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2021	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2022	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2022
Common Stocks
Internet & Direct Marketing Retail	$2,246,394	$(430,362)	$1,816,032	$(430,362)
IT Services	4,090,923	(1,492,096)	2,598,827	(1,492,096)
Software	7,767,844	(785,313)	6,982,531	(785,313)
Convertible Preferred Stocks
Automobiles	13,496,433	(526,457)	12,969,976	(526,457)
Internet & Direct Marketing Retail	15,921,722	(3,041,986)	12,879,736	(3,041,986)

	$43,523,316	$(6,276,214)	$37,247,102	$(6,276,214)

	Fair Value at March 31, 2022		Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Internet & Direct Marketing Retail	$1,816,032	(a)	Market Transaction Method	Precedent Transaction	$118.75	$125.00	$121.88	Increase
			Comparable Company Analysis	Enterprise Value/EBITDA	12.7x	95.2x	43.3x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
IT Services	2,598,827		Market Transaction Method	Precedent Transaction	$40.13	$40.13	$40.13	Increase
			Comparable Company Analysis	Enterprise Value/Gross Profit	25.2x	33.8x	29.5x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	6,772,962		Market Transaction Method	Precedent Transaction	$885.00	$885.00	$885.00	Increase
			Comparable Company Analysis	Enterprise Value/Sales	5.5x	6.6x	6.1x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	209,569		Market Transaction Method	Precedent Transaction (Split Adj.)	$19.20	$19.20	$19.20	Increase
Convertible Preferred Stocks
Automobiles	5,167,235		Market Transaction Method	Precedent Transaction	$26.35	$26.35	$26.35	Increase
	3,746,830		Market Transaction Method	Precedent Transaction	$20.85	$20.85	$20.85	Increase
	1,624,269	(a)	Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
			Comparable Company Analysis	Enterprise Value/Revenue	6.2x	6.2x	6.2x	Increase
				Enterprise Value/EBITDA	4.3x	4.3x	4.3x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	2,431,642		Market Transaction Method	Precedent Transaction	$91.72	$91.72	$91.72	Increase
Internet & Direct Marketing Retail	6,119,150		Comparable Company Analysis	Price/Earnings Multiple	8.8x	18.8x	13.8x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	3,768,192	(a)	Market Transaction Method	Precedent Transaction	$118.75	$125.00	$121.88	Increase
			Comparable Company Analysis	Enterprise Value/EBITDA	12.7x	95.2x	43.3x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	2,992,394	(a)	Market Transaction Method	Precedent Transaction	$64.42	$64.42	$64.42	Increase
			Comparable Company Analysis	Enterprise Value/Revenue	3.3x	3.3x	3.3x	Increase
				Enterprise Value/GMV	0.7x	0.7x	0.7x	Increase
				Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease

(a)	For the period ended March 31, 2022, the valuation technique changed to a multi-tiered approach. The investments were previously valued utilizing only the precedent transaction price. The change was due to the consideration of the market environment and the most recent financial information that was available at the time the investments were valued.

BHFTII-258

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—98.8% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Curtiss-Wright Corp. (a)	42,056	$6,315,129
Hexcel Corp. (a)	82,351	4,897,414
Mercury Systems, Inc. (b)	29,269	1,886,387
Moog, Inc. - Class A	34,562	3,034,544
Woodward, Inc. (a)	31,875	3,981,506

		20,114,980

Air Freight & Logistics—0.5%
GXO Logistics, Inc. (b)	99,169	7,074,716

Auto Components—0.7%
Adient plc (a) (b)	71,727	2,924,310
LCI Industries	21,336	2,214,890
Patrick Industries, Inc.	79,303	4,781,971

		9,921,171

Banks—1.2%
Bancorp, Inc. (The) (a) (b)	57,328	1,624,102
First Bancorp	49,677	2,075,008
Metropolitan Bank Holding Corp. (b)	17,173	1,747,696
Signature Bank	20,138	5,910,302
Western Alliance Bancorp	66,514	5,508,690

		16,865,798

Beverages—0.7%
Boston Beer Co., Inc. (The) - Class A (b)	8,578	3,332,296
Coca-Cola Consolidated, Inc.	11,824	5,874,754

		9,207,050

Biotechnology—8.5%
ACADIA Pharmaceuticals, Inc. (b)	119,864	2,903,106
Agios Pharmaceuticals, Inc. (b)	61,268	1,783,511
Alector, Inc. (b)	49,782	709,394
Alkermes plc (b)	161,826	4,257,642
Allogene Therapeutics, Inc. (a) (b)	40,292	367,060
Amicus Therapeutics, Inc. (b)	167,196	1,583,346
Apellis Pharmaceuticals, Inc. (b)	66,497	3,378,713
Biohaven Pharmaceutical Holding Co., Ltd. (b)	61,550	7,297,984
Blueprint Medicines Corp. (b)	61,444	3,925,043
C4 Therapeutics, Inc. (b)	12,500	303,250
CareDx, Inc. (a) (b)	55,484	2,052,353
Cerevel Therapeutics Holdings, Inc. (a) (b)	36,855	1,290,294
ChemoCentryx, Inc. (a) (b)	47,022	1,178,842
CRISPR Therapeutics AG (a) (b)	36,982	2,321,360
Denali Therapeutics, Inc. (a) (b)	88,666	2,852,385
Emergent BioSolutions, Inc. (b)	29,761	1,221,987
Exact Sciences Corp. (a) (b)	41,745	2,918,810
Exelixis, Inc. (b)	131,740	2,986,546
Fate Therapeutics, Inc. (a) (b)	63,510	2,462,283
Generation Bio Co. (a) (b)	68,300	501,322
Global Blood Therapeutics, Inc. (a) (b)	72,928	2,526,226
Halozyme Therapeutics, Inc. (a) (b)	192,439	7,674,467
Horizon Therapeutics plc (b)	73,940	7,779,227
IGM Biosciences, Inc. (a) (b)	22,768	608,589
Insmed, Inc. (a) (b)	174,516	4,101,126

Biotechnology—(Continued)
Intellia Therapeutics, Inc. (a) (b)	61,587	4,475,527
Ionis Pharmaceuticals, Inc. (a) (b)	105,487	3,907,238
Iovance Biotherapeutics, Inc. (a) (b)	106,144	1,767,298
Karuna Therapeutics, Inc. (a) (b)	16,294	2,065,916
Kymera Therapeutics, Inc. (b)	22,915	969,763
Madrigal Pharmaceuticals, Inc. (a) (b)	7,627	748,361
Mirati Therapeutics, Inc. (a) (b)	26,846	2,207,278
Monte Rosa Therapeutics, Inc. (a) (b)	9,800	137,396
Morphic Holding, Inc. (a) (b)	16,800	674,520
Neurocrine Biosciences, Inc. (b)	32,046	3,004,313
Nurix Therapeutics, Inc. (b)	23,600	330,636
Prothena Corp. plc (a) (b)	52,814	1,931,408
PTC Therapeutics, Inc. (b)	78,784	2,939,431
Replimune Group, Inc. (b)	52,779	896,187
Rocket Pharmaceuticals, Inc. (a) (b)	44,470	705,294
Sage Therapeutics, Inc. (b)	41,892	1,386,625
Sarepta Therapeutics, Inc. (b)	64,543	5,042,099
Scholar Rock Holding Corp. (a) (b)	42,983	554,051
Seagen, Inc. (b)	20,630	2,971,752
TG Therapeutics, Inc. (a) (b)	79,381	754,913
Turning Point Therapeutics, Inc. (b)	48,958	1,314,522
Twist Bioscience Corp. (a) (b)	36,698	1,812,147
Ultragenyx Pharmaceutical, Inc. (a) (b)	96,625	7,016,908
Xencor, Inc. (b)	77,624	2,071,008
Zentalis Pharmaceuticals, Inc. (a) (b)	24,973	1,152,254

		119,821,711

Building Products—1.9%
AAON, Inc. (a)	41,300	2,301,649
Builders FirstSource, Inc. (b)	120,892	7,802,370
CSW Industrials, Inc. (a)	24,390	2,868,020
Gibraltar Industries, Inc. (b)	53,695	2,306,200
Trex Co., Inc. (b)	72,602	4,743,089
UFP Industries, Inc.	94,606	7,299,799

		27,321,127

Capital Markets—1.5%
Cboe Global Markets, Inc.	12,764	1,460,457
FactSet Research Systems, Inc.	9,742	4,229,489
LPL Financial Holdings, Inc.	51,435	9,396,146
MarketAxess Holdings, Inc.	16,401	5,579,620

		20,665,712

Chemicals—1.9%
Balchem Corp.	25,200	3,444,840
Chase Corp. (a)	26,440	2,297,901
Element Solutions, Inc.	222,858	4,880,590
HB Fuller Co.	46,218	3,053,623
Ingevity Corp. (a) (b)	55,332	3,545,121
Livent Corp. (a) (b)	141,687	3,693,780
Quaker Chemical Corp. (a)	13,814	2,387,198
Scotts Miracle-Gro Co. (The) (a)	24,619	3,027,152

		26,330,205

BHFTII-259

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—1.9%
Casella Waste Systems, Inc. - Class A (b)	163,595	$14,339,102
Clean Harbors, Inc. (b)	36,023	4,021,608
IAA, Inc. (b)	113,789	4,352,429
MSA Safety, Inc. (a)	27,381	3,633,458
UniFirst Corp.	3,035	559,290

		26,905,887

Communications Equipment—0.5%
Lumentum Holdings, Inc. (a) (b)	51,457	5,022,203
Ubiquiti, Inc. (a)	8,002	2,329,863

		7,352,066

Construction & Engineering—1.0%
Comfort Systems USA, Inc.	71,002	6,319,888
EMCOR Group, Inc.	71,429	8,045,048

		14,364,936

Construction Materials—0.4%
Eagle Materials, Inc.	39,532	5,074,328

Consumer Finance—0.2%
SLM Corp. (a)	180,926	3,321,801

Containers & Packaging—0.3%
Berry Global Group, Inc. (b)	65,988	3,824,664
Ranpak Holdings, Corp. (a) (b)	43,051	879,532

		4,704,196

Distributors—0.5%
Pool Corp. (a)	16,223	6,859,896

Diversified Consumer Services—0.6%
Bright Horizons Family Solutions, Inc. (a) (b)	21,062	2,794,717
Terminix Global Holdings, Inc. (b)	123,967	5,656,614

		8,451,331

Diversified Telecommunication Services—0.6%
Cogent Communications Holdings, Inc.	60,098	3,987,502
Iridium Communications, Inc. (b)	118,749	4,787,960

		8,775,462

Electrical Equipment—0.5%
Atkore, Inc. (b)	71,951	7,082,856

Electronic Equipment, Instruments & Components—3.0%
Advanced Energy Industries, Inc.	59,876	5,154,126
Cognex Corp.	63,829	4,924,407
ePlus, Inc. (b)	30,434	1,706,130
Fabrinet (b)	53,783	5,654,207
Littelfuse, Inc.	25,477	6,354,219
Novanta, Inc. (a) (b)	59,979	8,534,412
Teledyne Technologies, Inc. (b)	12,810	6,054,390
Zebra Technologies Corp. - Class A (b)	10,471	4,331,853

		42,713,744

Energy Equipment & Services—0.7%
Cactus, Inc. - Class A	101,294	5,747,422
ChampionX Corp. (b)	137,936	3,376,673
ProPetro Holding Corp. (b)	85,781	1,194,929

		10,319,024

Equity Real Estate Investment Trusts—2.0%
Equity LifeStyle Properties, Inc.	66,240	5,066,035
First Industrial Realty Trust, Inc.	107,578	6,660,154
Innovative Industrial Properties, Inc.	20,690	4,249,726
Ryman Hospitality Properties, Inc. (b)	42,300	3,924,171
Terreno Realty Corp.	112,770	8,350,619

		28,250,705

Food & Staples Retailing—1.4%
BJ’s Wholesale Club Holdings, Inc. (a) (b)	152,307	10,297,476
Casey’s General Stores, Inc.	12,974	2,571,058
Performance Food Group Co. (b)	121,852	6,203,485

		19,072,019

Food Products—2.1%
Darling Ingredients, Inc. (b)	162,552	13,065,930
Hain Celestial Group, Inc. (The) (a) (b)	74,257	2,554,441
J & J Snack Foods Corp. (a)	32,738	5,077,664
John B Sanfilippo & Son, Inc.	29,609	2,470,575
Sanderson Farms, Inc.	18,103	3,394,131
Simply Good Foods Co. (The) (b)	92,600	3,514,170

		30,076,911

Health Care Equipment & Supplies—4.8%
AtriCure, Inc. (b)	50,432	3,311,869
CONMED Corp. (a)	32,140	4,774,397
Globus Medical, Inc. - Class A (b)	105,891	7,812,638
Haemonetics Corp. (b)	33,247	2,101,875
ICU Medical, Inc. (a) (b)	36,397	8,103,428
Inari Medical, Inc. (b)	17,500	1,586,200
iRhythm Technologies, Inc. (b)	3,600	566,892
Lantheus Holdings, Inc. (b)	28,421	1,571,966
Merit Medical Systems, Inc. (b)	106,077	7,056,242
Nevro Corp. (b)	37,193	2,690,170
NuVasive, Inc. (b)	8,526	483,424
Penumbra, Inc. (a) (b)	18,789	4,173,601
Quidel Corp. (b)	15,102	1,698,371
Shockwave Medical, Inc. (b)	37,909	7,860,810
STERIS plc (a)	21,684	5,242,541
Tandem Diabetes Care, Inc. (b)	75,759	8,810,014

		67,844,438

Health Care Providers & Services—4.3%
Addus HomeCare Corp. (b)	46,958	4,380,712
Amedisys, Inc. (a) (b)	42,710	7,358,506
AMN Healthcare Services, Inc. (b)	99,122	10,341,398
Chemed Corp.	3,784	1,916,785
Corvel Corp. (b)	34,704	5,845,542
Ensign Group, Inc. (The)	110,800	9,973,108
Invitae Corp. (a) (b)	13,787	109,883

BHFTII-260

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services —(Continued)
ModivCare, Inc. (b)	24,757	$2,856,710
Molina Healthcare, Inc. (b)	27,580	9,200,412
Pennant Group Inc. (The) (b)	100,472	1,871,793
Surgery Partners, Inc. (a) (b)	53,640	2,952,882
U.S. Physical Therapy, Inc. (a)	42,988	4,275,157

		61,082,888

Health Care Technology—1.2%
Certara, Inc. (b)	63,798	1,370,381
Inspire Medical Systems, Inc. (b)	27,637	7,094,142
Omnicell, Inc. (a) (b)	63,290	8,195,422

		16,659,945

Hotels, Restaurants & Leisure—6.4%
Bloomin’ Brands, Inc. (a)	139,674	3,064,448
Boyd Gaming Corp.	129,105	8,492,527
Choice Hotels International, Inc.	59,964	8,500,497
Churchill Downs, Inc.	49,324	10,939,077
Domino’s Pizza, Inc.	2,760	1,123,348
Everi Holdings, Inc. (b)	131,400	2,759,400
Hilton Grand Vacations, Inc. (b)	93,112	4,842,755
Papa John’s International, Inc.	61,120	6,434,714
Planet Fitness, Inc. - Class A (b)	96,479	8,150,546
Red Rock Resorts, Inc. - Class A (a)	90,613	4,400,167
SeaWorld Entertainment, Inc. (b)	70,235	5,228,293
Six Flags Entertainment Corp. (b)	61,120	2,658,720
Texas Roadhouse, Inc.	81,387	6,814,534
Travel and Leisure Co.	92,744	5,373,587
Vail Resorts, Inc.	21,583	5,617,407
Wendy’s Co. (The)	278,517	6,119,018

		90,519,038

Household Durables—1.9%
Cavco Industries, Inc. (b)	17,654	4,251,966
Helen of Troy, Ltd. (a) (b)	14,533	2,846,142
LGI Homes, Inc. (a) (b)	28,512	2,785,052
Skyline Champion Corp. (b)	43,724	2,399,573
Tempur Sealy International, Inc. (a)	241,477	6,742,038
TopBuild Corp. (a) (b)	46,225	8,384,753

		27,409,524

Independent Power and Renewable Electricity Producers—0.5%
Clearway Energy, Inc. - Class C	77,383	2,825,254
NextEra Energy Partners L.P.	37,100	3,092,656
Ormat Technologies, Inc. (a)	7,404	605,869

		6,523,779

Insurance—0.9%
Palomar Holdings, Inc. (b)	67,538	4,321,757
Primerica, Inc.	60,028	8,213,031

		12,534,788

Interactive Media & Services—0.3%
Ziff Davis, Inc. (b)	38,704	3,745,773

Internet & Direct Marketing Retail —0.0%
Xometry, Inc. - Class A (a) (b)	14,967	550,037

IT Services—2.5%
Broadridge Financial Solutions, Inc.	16,393	2,552,554
Euronet Worldwide, Inc. (b)	60,315	7,849,997
EVERTEC, Inc.	51,247	2,097,540
ExlService Holdings, Inc. (b)	63,191	9,053,374
Gartner, Inc. (b)	11,423	3,397,886
Kyndryl Holdings, Inc. (a) (b)	85,300	1,119,136
Maximus, Inc.	23,200	1,738,840
Perficient, Inc. (a) (b)	51,078	5,623,177
Repay Holdings Corp. (a) (b)	63,364	935,886
Switch, Inc. - Class A	47,256	1,456,430

		35,824,820

Leisure Products—0.5%
Brunswick Corp.	94,060	7,608,513

Life Sciences Tools & Services—3.4%
Adaptive Biotechnologies Corp. (a) (b)	84,338	1,170,612
Azenta, Inc. (a)	79,997	6,630,151
Bruker Corp.	34,991	2,249,921
Charles River Laboratories International, Inc. (b)	18,535	5,263,384
Maravai LifeSciences Holdings, Inc. - Class A (b)	112,069	3,952,674
Medpace Holdings, Inc. (b)	58,392	9,552,347
NeoGenomics, Inc. (a) (b)	193,573	2,351,912
Quanterix Corp. (b)	29,059	848,232
Repligen Corp. (b)	44,197	8,313,014
West Pharmaceutical Services, Inc.	17,769	7,297,906

		47,630,153

Machinery—3.7%
Albany International Corp. - Class A (a)	60,146	5,071,511
Douglas Dynamics, Inc.	37,805	1,307,675
Evoqua Water Technologies Corp. (b)	21,300	1,000,674
Federal Signal Corp.	47,279	1,595,666
Graco, Inc.	36,228	2,525,816
John Bean Technologies Corp.	55,358	6,558,262
Kadant, Inc.	30,878	5,996,199
Lincoln Electric Holdings, Inc.	30,026	4,137,883
RBC Bearings, Inc. (a) (b)	30,489	5,911,207
SPX Corp. (b)	79,953	3,950,478
Terex Corp.	67,848	2,419,460
Toro Co. (The)	62,560	5,348,254
Watts Water Technologies, Inc. - Class A	40,873	5,705,462

		51,528,547

Media—1.4%
Cable One, Inc.	3,830	5,608,039
Nexstar Media Group, Inc. - Class A	42,730	8,053,750
TechTarget, Inc. (b)	56,846	4,620,443
Thryv Holdings, Inc. (a) (b)	58,200	1,636,584

		19,918,816

BHFTII-261

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—2.0%
Alcoa Corp.	184,261	$16,589,018
Arconic Corp. (b)	74,600	1,911,252
Cleveland-Cliffs, Inc. (a) (b)	310,916	10,014,604

		28,514,874

Oil, Gas & Consumable Fuels—2.6%
APA Corp.	80,809	3,339,836
Magnolia Oil & Gas Corp. - Class A	341,829	8,084,256
Matador Resources Co. (a)	57,985	3,072,045
PDC Energy, Inc.	64,359	4,677,612
Range Resources Corp. (b)	52,935	1,608,165
SM Energy Co.	95,651	3,725,607
Targa Resources Corp.	64,254	4,849,249
Texas Pacific Land Corp. (a)	4,940	6,679,424

		36,036,194

Paper & Forest Products—0.4%
Louisiana-Pacific Corp.	94,774	5,887,361

Personal Products—0.5%
BellRing Brands, Inc. (a) (b)	107,059	2,470,922
Inter Parfums, Inc. (a)	43,500	3,830,175

		6,301,097

Pharmaceuticals—1.1%
Arvinas, Inc. (a) (b)	39,091	2,630,824
Catalent, Inc. (b)	63,149	7,003,224
Pacira BioSciences, Inc. (a) (b)	41,081	3,135,302
Reata Pharmaceuticals, Inc. - Class A (a) (b)	8,656	283,571
Supernus Pharmaceuticals, Inc. (a) (b)	56,472	1,825,175

		14,878,096

Professional Services—3.1%
ASGN, Inc. (b)	78,723	9,187,761
Booz Allen Hamilton Holding Corp.	62,033	5,448,979
CACI International, Inc. - Class A (b)	33,129	9,980,443
Exponent, Inc.	119,671	12,930,452
Insperity, Inc. (a)	64,375	6,464,537

		44,012,172

Road & Rail—1.4%
Landstar System, Inc.	29,026	4,377,991
Saia, Inc. (a) (b)	45,172	11,013,837
XPO Logistics, Inc. (b)	50,556	3,680,477

		19,072,305

Semiconductors & Semiconductor Equipment—5.6%
Axcelis Technologies, Inc. (b)	48,404	3,655,954
Cirrus Logic, Inc. (b)	41,684	3,534,386
Diodes, Inc. (b)	63,886	5,557,443
Entegris, Inc.	57,435	7,538,918
FormFactor, Inc. (a) (b)	147,690	6,207,411
Kulicke & Soffa Industries, Inc. (a)	70,554	3,952,435
Lattice Semiconductor Corp. (b)	163,077	9,939,543

Semiconductors & Semiconductor Equipment—(Continued)
MaxLinear, Inc. (b)	107,491	6,272,100
MKS Instruments, Inc. (a)	45,425	6,813,750
Monolithic Power Systems, Inc.	6,501	3,157,406
Onto Innovation, Inc. (a) (b)	53,141	4,617,421
Power Integrations, Inc. (a)	90,757	8,411,359
SiTime Corp. (b)	7,462	1,849,233
Synaptics, Inc. (b)	34,223	6,827,489

		78,334,848

Software—9.9%
ACI Worldwide, Inc. (a) (b)	170,489	5,368,699
Alarm.com Holdings, Inc. (b)	32,036	2,129,113
Altair Engineering, Inc. - Class A (a) (b)	59,080	3,804,752
Aspen Technology, Inc. (b)	32,978	5,453,572
Bill.com Holdings, Inc. (a) (b)	10,348	2,346,823
Blackbaud, Inc. (b)	33,083	1,980,679
Box, Inc. - Class A (b)	178,196	5,178,376
CDK Global, Inc.	102,800	5,004,304
CommVault Systems, Inc. (b)	73,431	4,872,147
Consensus Cloud Solutions, Inc. (a) (b)	16,070	966,289
Descartes Systems Group, Inc. (The) (b)	104,510	7,656,403
Digital Turbine, Inc. (b)	101,914	4,464,852
DoubleVerify Holdings, Inc. (b)	41,235	1,037,885
Envestnet, Inc. (b)	72,532	5,399,282
Fair Isaac Corp. (b)	14,842	6,923,199
Fortinet, Inc. (b)	12,799	4,373,930
Manhattan Associates, Inc. (b)	77,864	10,800,515
nCino, Inc. (a) (b)	13,200	540,936
NCR Corp. (a) (b)	139,476	5,605,540
Paylocity Holding Corp. (b)	21,950	4,516,652
Pegasystems, Inc. (a)	23,820	1,921,083
PTC, Inc. (b)	36,121	3,890,954
Qualys, Inc. (b)	57,013	8,119,221
Rapid7, Inc. (a) (b)	52,800	5,873,472
Sapiens International Corp. NV (a)	137,749	3,497,447
SPS Commerce, Inc. (a) (b)	65,546	8,599,635
SS&C Technologies Holdings, Inc.	67,034	5,028,891
Teradata Corp. (a) (b)	109,979	5,420,865
Tyler Technologies, Inc. (b)	10,615	4,722,507
Workiva, Inc. (a) (b)	30,014	3,541,652

		139,039,675

Specialty Retail—2.7%
Abercrombie & Fitch Co. - Class A (a) (b)	72,773	2,328,008
Academy Sports & Outdoors, Inc. (a)	64,300	2,533,420
Asbury Automotive Group, Inc. (a) (b)	39,597	6,343,439
Burlington Stores, Inc. (a) (b)	17,789	3,240,622
Dick’s Sporting Goods, Inc. (a)	34,622	3,462,893
Floor & Decor Holdings, Inc. - Class A (b)	79,043	6,402,483
Murphy USA, Inc.	22,238	4,446,711
National Vision Holdings, Inc. (a) (b)	80,825	3,521,545
RH (a) (b)	7,176	2,340,022
Victoria’s Secret & Co. (a) (b)	71,015	3,647,330

		38,266,473

BHFTII-262

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Technology Hardware, Storage & Peripherals—0.1%
Pure Storage, Inc. - Class A (b)	55,165	$1,947,876

Textiles, Apparel & Luxury Goods—1.8%
Capri Holdings, Ltd. (b)	145,864	7,495,951
Crocs, Inc. (b)	101,387	7,745,967
Deckers Outdoor Corp. (b)	34,890	9,551,835

		24,793,753

Trading Companies & Distributors—1.4%
Herc Holdings, Inc.	30,911	5,164,919
McGrath RentCorp	18,054	1,534,229
SiteOne Landscape Supply, Inc. (a) (b)	50,836	8,219,673
Watsco, Inc.	15,091	4,597,322

		19,516,143

Water Utilities—0.4%
Middlesex Water Co. (a)	56,517	5,943,893

Total Common Stocks (Cost $1,079,648,404)		1,392,573,451

Short-Term Investment—0.9%

Mutual Funds—0.9%
T. Rowe Price Government Reserve Fund (c)	12,197,347	12,197,347

Total Short-Term Investments (Cost $12,197,347)		12,197,347

Securities Lending Reinvestments (d)—11.0%

Certificates of Deposit—4.0%
Bank of Montreal 0.300%, 06/02/22	3,000,000	2,997,798
Barclays Bank plc 0.180%, 04/07/22	5,000,000	4,999,815
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (e)	2,000,000	1,997,184
Canadian Imperial Bank of Commerce (NY) 0.520%, SOFR + 0.250%, 02/03/23 (e)	3,000,000	2,995,546
0.770%, SOFR + 0.500%, 03/03/23 (e)	3,000,000	3,001,905
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (e)	1,000,000	1,000,000
Credit Agricole S.A. 0.590%, 05/24/22	3,000,000	2,999,640
Credit Industriel et Commercial Zero Coupon, 04/14/22	4,000,000	3,999,320
Credit Suisse Group AG 0.830%, 06/03/22	5,000,000	5,000,920
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (e)	2,000,000	1,997,452
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (e)	2,000,000	1,999,996
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	600,000	599,898
0.720%, SOFR + 0.440%, 09/26/22 (e)	3,000,000	3,000,598
Royal Bank of Canada 0.850%, FEDEFF PRV + 0.520%, 09/21/22 (e)	3,000,000	2,999,565
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (e)	3,000,000	2,997,550
Sumitomo Mitsui Banking Corp. 0.200%, 04/26/22	3,000,000	2,999,322
0.450%, SOFR + 0.180%, 08/09/22 (e)	2,000,000	1,998,046
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (e)	3,000,000	2,999,999
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (e)	4,000,000	3,998,816
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (e)	2,000,000	1,993,746

		56,577,116

Commercial Paper—0.4%
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (e)	2,000,000	1,998,462
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (e)	3,000,000	2,996,973

		4,995,435

Repurchase Agreements—5.9%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $2,001,167; collateralized by various Common Stock with an aggregate market value of $2,222,914.	2,000,000	2,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $10,973,277; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $11,192,660.	10,973,194	10,973,194
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $2,000,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $2,116,839.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $3,001,750; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $3,155,671.	3,000,000	3,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $10,000,081; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $10,200,000.	10,000,000	10,000,000

BHFTII-263

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $8,004,822; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $8,560,487.	8,000,000	$8,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $2,600,022; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $2,652,001.	2,600,000	2,600,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $10,000,089; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $10,205,689.	10,000,000	10,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $2,800,174; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $2,857,593.	2,800,000	2,800,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,830,057; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $12,025,294.	10,829,925	10,829,925
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $2,200,207; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $2,442,828.	2,200,000	2,200,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $8,900,089; collateralized by various Common Stock with an aggregate market value of $9,889,706.	8,900,000	8,900,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $800,008; collateralized by various Common Stock with an aggregate market value of $888,962.	800,000	800,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $6,000,068; collateralized by various Common Stock with an aggregate market value of $6,667,738.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $2,800,229; collateralized by various Common Stock with an aggregate market value of $3,111,611.	2,800,000	2,800,000

		82,903,119

Time Deposits—0.7%
Rabobank (New York) 0.310%, 04/01/22	5,000,000	5,000,000
Skandi (NY) 0.300%, 04/01/22	5,000,000	5,000,000

		10,000,000

Total Securities Lending Reinvestments (Cost $154,502,854)		154,475,670

Total Investments—110.7% (Cost $1,246,348,605)		1,559,246,468
Other assets and liabilities (net)—(10.7)%		(150,254,650)

Net Assets—100.0%		$1,408,991,818

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $148,232,200 and the collateral received consisted of cash in the amount of $154,499,416 and non-cash collateral with a value of $160,879. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTII-264

Brighthouse Funds Trust II

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$1,392,573,451	$—	$—	$1,392,573,451
Total Short-Term Investment*	12,197,347	—	—	12,197,347
Total Securities Lending Reinvestments*	—	154,475,670	—	154,475,670
Total Investments	$1,404,770,798	$154,475,670	$—	$1,559,246,468

Collateral for Securities Loaned (Liability)	$—	$(154,499,416)	$—	$(154,499,416)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-265

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Chemicals—10.7%
Corteva, Inc.	438,833	$25,224,121
FMC Corp. (a)	164,700	21,669,579
Mosaic Co. (The)	270,500	17,988,250
Nutrien, Ltd. (a)	460,823	47,920,984
OCI NV (b)	170,332	5,997,047
Yara International ASA	116,500	5,809,532

		124,609,513

Electrical Equipment—2.5%
ESS Tech, Inc. (b)	315,000	1,754,550
Fluence Energy, Inc. (a) (b)	40,540	531,479
FREYR Battery S.A. (a) (b)	1,002,300	12,288,198
Solid Power, Inc. (b)	125,000	1,083,750
Soltec Power Holdings S.A. (a) (b)	139,189	811,825
Stem, Inc. (a) (b)	1,195,332	13,160,605

		29,630,407

Energy Equipment & Services—5.9%
Baker Hughes Co.	550,500	20,043,705
ChampionX Corp. (a) (b)	387,500	9,486,000
Halliburton Co.	533,700	20,211,219
Liberty Oilfield Services, Inc. - Class A (a) (b)	1,314,410	19,479,556

		69,220,480

Food Products—5.7%
Benson Hill, Inc. (a) (b)	345,300	1,115,319
Benson Hill, Inc. (b)	315,000	1,017,450
Bunge, Ltd.	299,800	33,220,838
Darling Ingredients, Inc. (a) (b)	136,000	10,931,680
Tyson Foods, Inc. - Class A	223,100	19,996,453

		66,281,740

Independent Power and Renewable Electricity Producers—1.1%
Ormat Technologies, Inc. (a)	157,900	12,920,957

Machinery—1.6%
Chart Industries, Inc. (a) (b)	105,520	18,125,170

Marine—1.3%
Kirby Corp. (a) (b)	217,031	15,667,468

Metals & Mining—30.6%
Agnico Eagle Mines, Ltd. (U.S. Listed Shares) (a)	322,433	19,745,797
Allkem Ltd. (b)	301,947	2,526,649
Anglo American plc	766,300	39,523,045
Barrick Gold Corp.	870,935	21,364,035
Ecograf, Ltd. (b)	1,709,849	718,891
Eldorado Gold Corp. (b)	606,500	6,798,865
Endeavour Mining plc (a)	397,200	9,852,555
Euro Manganese, Inc. (b)	2,483,107	765,885
First Quantum Minerals, Ltd. (a)	1,465,700	50,742,308
Freeport-McMoRan, Inc.	896,500	44,591,910
Glencore plc	3,485,100	22,648,860
Kinross Gold Corp. (a)	1,979,600	11,640,048
Lundin Mining Corp. (a)	1,964,100	19,905,729

Metals & Mining—(Continued)
MP Materials Corp. (a) (b)	294,985	16,914,440
Newmont Corp.	384,217	30,526,041
Nouveau Monde Graphite, Inc. (b)	206,533	1,431,274
Piedmont Lithium, Inc. (a) (b)	164,608	12,014,738
Sibanye Stillwater, Ltd. (ADR) (a)	1,458,700	23,674,701
Talon Metals Corp. (a) (b)	1,799,500	1,223,513
Vale S.A. (ADR) (a)	1,046,900	20,927,531

		357,536,815

Mortgage Real Estate Investment Trusts—2.5%
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)	614,043	29,124,060

Oil, Gas & Consumable Fuels—29.2%
Chesapeake Energy Corp. (a)	140,600	12,232,200
Chevron Corp.	191,400	31,165,662
ConocoPhillips	352,222	35,222,200
Coterra Energy, Inc. (a)	1,257,785	33,922,461
Devon Energy Corp.	689,682	40,780,897
Diamondback Energy, Inc.	286,906	39,329,074
EQT Corp. (a)	853,900	29,382,699
Equinor ASA (ADR) (a)	1,031,600	38,695,316
Neste Oyj (a)	133,100	6,063,617
Pioneer Natural Resources Co.	166,687	41,676,751
Valero Energy Corp.	326,300	33,132,502

		341,603,379

Road & Rail—0.8%
TuSimple Holdings, Inc. - Class A (a) (b)	116,750	1,424,350
Union Pacific Corp. (a)	28,400	7,759,164

		9,183,514

Semiconductors & Semiconductor Equipment—5.4%
Enphase Energy, Inc. (a) (b)	93,000	18,765,540
SolarEdge Technologies, Inc. (a) (b)	138,400	44,616,008

		63,381,548

Specialty Retail—0.7%
EVgo, Inc. (b)	635,000	8,166,100

Total Common Stocks (Cost $687,712,736)		1,145,451,151

Warrants—0.1%

Electrical Equipment—0.1%
FREYR Battery S.A., Expires 09/01/27 (b)	251,000	1,059,220

Food Products—0.0%
Benson Hill, Inc., Expires 12/24/25 (b)	125,625	56,531

Total Warrants (Cost $381,941)		1,115,751

BHFTII-266

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Short-Term Investment—0.4%

Security Description	Shares/ Principal Amount*	Value

Mutual Funds—0.4%
Invesco STIC Prime Portfolio	4,229,004	$4,229,004

Total Short-Term Investments (Cost $4,229,004)		4,229,004

Securities Lending Reinvestments (c)—22.5%

Certificates of Deposit—8.7%
Bank of Montreal 0.300%, 06/02/22	9,000,000	8,993,394
Bank of Nova Scotia 0.400%, SOFR + 0.130%, 07/07/22 (d)	3,000,000	3,000,000
Barclays Bank plc 0.180%, 04/07/22	9,000,000	8,999,667
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (d)	4,000,000	3,994,368
Canadian Imperial Bank of Commerce (NY) 0.770%, SOFR + 0.500%, 03/03/23 (d)	7,000,000	7,004,446
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (d)	5,000,000	5,000,000
Credit Agricole S.A. 0.590%, 05/24/22	2,000,000	1,999,760
Credit Industriel et Commercial Zero Coupon, 04/14/22	6,000,000	5,998,980
Credit Suisse Group AG 0.830%, 06/03/22	5,000,000	5,000,920
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (d)	3,000,000	2,996,178
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (d)	2,000,000	1,998,718
MUFG Bank Ltd. 0.250%, 05/04/22	5,000,000	4,998,530
National Australia Bank, Ltd. Zero Coupon, 04/25/22	2,000,000	1,999,280
National Westminster Bank plc 0.440%, 05/11/22	2,000,000	1,999,640
Natixis S.A. (New York) 0.330%, 06/09/22	2,000,000	1,998,308
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (d)	2,000,000	1,999,996
Oversea-Chinese Banking Corp., Ltd. Zero Coupon, 04/14/22	1,100,000	1,099,813
0.720%, SOFR + 0.440%, 09/26/22 (d)	3,000,000	3,000,598
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (d)	5,000,000	4,988,310
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (d)	5,000,000	4,995,917
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (d)	4,000,000	3,996,092
Sumitomo Mitsui Trust Bank, Ltd. Zero Coupon, 04/19/22	3,000,000	2,999,250
Toronto-Dominion Bank (The) 0.530%, SOFR + 0.250%, 02/09/23 (d)	4,000,000	3,999,999
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (d)	5,000,000	4,998,520

Certificates of Deposit—(Continued)
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (d)	4,000,000	3,987,492

		102,048,176

Commercial Paper—1.4%
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (d)	5,000,000	5,001,995
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (d)	2,000,000	1,998,462
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	6,000,000	5,997,720
UBS AG 0.350%, 06/08/22	3,000,000	2,995,488

		15,993,665

Repurchase Agreements—9.4%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $1,500,875; collateralized by various Common Stock with an aggregate market value of $1,667,185.	1,500,000	1,500,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $18,165,096; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $18,528,263.	18,164,960	18,164,960
Repurchase Agreement dated 03/31/22 at 0.600%, due on 04/18/22 with a maturity value of $2,000,600; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.250%, maturity dates ranging from 07/21/22 - 08/15/49, and various Common Stock with an aggregate market value of $2,116,839.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $3,001,750; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 7.500%, maturity dates ranging from 04/21/22 - 08/15/51, and various Common Stock with an aggregate market value of $3,155,671.	3,000,000	3,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/22 at 0.290%, due on 04/01/22 with a maturity value of $10,000,081; collateralized by U.S. Treasury and U.S. Government Agency Obligations with rates ranging from 0.125% - 8.000%, maturity dates ranging from 09/15/22 - 07/20/71, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $5,100,673.	5,000,000	5,000,000

BHFTII-267

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $5,003,014; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $5,350,305.	5,000,000	$5,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $3,700,031; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $3,774,001.	3,700,000	3,700,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $5,000,044; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $5,102,844.	5,000,000	5,000,000
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $12,400,772; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $12,655,054.	12,400,000	12,400,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $7,700,674; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $8,514,650.	7,700,000	7,700,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $12,100,148; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $13,435,556.	12,100,000	12,100,000
Societe Generale Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $8,000,091; collateralized by various Common Stock with an aggregate market value of $8,890,318.	8,000,000	8,000,000
Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $1,679,913; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 04/30/22 - 02/15/49, and an aggregate market value of $1,713,626.	1,679,899	1,679,899
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $3,000,030; collateralized by various Common Stock with an aggregate market value of $3,333,609.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $1,000,011; collateralized by various Common Stock with an aggregate market value of $1,111,203.	1,000,000	1,000,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $4,500,368; collateralized by various Common Stock with an aggregate market value of $5,000,804.	4,500,000	4,500,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $6,000,067; collateralized by various Common Stock with an aggregate market value of $6,791,515.	6,000,000	6,000,000

		109,744,859

Time Deposits—2.1%
Canadian Imperial Bank of Commerce 0.320%, 04/01/22	5,000,000	5,000,000
Jyske Bank A/S 0.750%, 04/11/22	5,000,000	5,000,000
National Bank of Canada 0.370%, OBFR + 0.050%, 04/07/22 (d)	4,500,000	4,500,000
Rabobank (New York) 0.310%, 04/01/22	5,000,000	5,000,000
Skandi (NY) 0.300%, 04/01/22	5,000,000	5,000,000

		24,500,000

Mutual Funds—0.9%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (e)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (e)	10,000,000	10,000,000

		10,500,000

Total Securities Lending Reinvestments (Cost $262,841,018)		262,786,700

Total Investments—121.0% (Cost $955,164,699)		1,413,582,606
Other assets and liabilities (net)—(21.0)%		(244,988,271)

Net Assets—100.0%		$1,168,594,335

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $285,806,201 and the collateral received consisted of cash in the amount of $262,822,817 and non-cash collateral with a value of $32,041,608. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2022.

BHFTII-268

Brighthouse Funds Trust II

VanEck Global Natural Resources Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Chemicals	$112,802,934	$11,806,579	$—	$124,609,513
Electrical Equipment	27,064,032	2,566,375	—	29,630,407
Energy Equipment & Services	69,220,480	—	—	69,220,480
Food Products	65,264,290	1,017,450	—	66,281,740
Independent Power and Renewable Electricity Producers	12,920,957	—	—	12,920,957
Machinery	18,125,170	—	—	18,125,170
Marine	15,667,468	—	—	15,667,468
Metals & Mining	291,353,485	66,183,330	—	357,536,815
Mortgage Real Estate Investment Trusts	29,124,060	—	—	29,124,060
Oil, Gas & Consumable Fuels	335,539,762	6,063,617	—	341,603,379
Road & Rail	9,183,514	—	—	9,183,514
Semiconductors & Semiconductor Equipment	63,381,548	—	—	63,381,548
Specialty Retail	8,166,100	—	—	8,166,100
Total Common Stocks	1,057,813,800	87,637,351	—	1,145,451,151
Total Warrants*	1,115,751	—	—	1,115,751
Total Short-Term Investment*	4,229,004	—	—	4,229,004
Securities Lending Reinvestments
Certificates of Deposit	—	102,048,176	—	102,048,176
Commercial Paper	—	15,993,665	—	15,993,665
Repurchase Agreements	—	109,744,859	—	109,744,859
Time Deposits	—	24,500,000	—	24,500,000
Mutual Funds	10,500,000	—	—	10,500,000
Total Securities Lending Reinvestments	10,500,000	252,286,700	—	262,786,700
Total Investments	$1,073,658,555	$339,924,051	$—	$1,413,582,606

Collateral for Securities Loaned (Liability)	$—	$(262,822,817)	$—	$(262,822,817)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-269

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—47.0% of Net Assets

Security Description	Principal Amount*	Value

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc. 7.500%, 06/01/29 (144A) (a)	7,770,000	$7,753,333

Aerospace/Defense—0.9%
Boeing Co. (The)
2.196%, 02/04/26	3,730,000	3,526,403
3.250%, 02/01/35 (a)	1,740,000	1,553,644
5.930%, 05/01/60 (a)	7,880,000	9,098,139
TransDigm, Inc.
4.625%, 01/15/29 (a)	1,470,000	1,374,406
5.500%, 11/15/27 (a)	3,480,000	3,453,900
8.000%, 12/15/25 (144A) (a)	3,300,000	3,451,074
Triumph Group, Inc. 7.750%, 08/15/25	3,829,000	3,857,258

		26,314,824

Agriculture—0.2%
Altria Group, Inc.
2.450%, 02/04/32 (a)	530,000	460,713
4.800%, 02/14/29	115,000	120,557
5.950%, 02/14/49	829,000	897,437
Vector Group, Ltd. 10.500%, 11/01/26 (144A)	2,800,000	2,864,344

		4,343,051

Airlines—1.5%
Air Canada 3.875%, 08/15/26 (144A)	3,620,000	3,416,375
Air Canada Pass-Through Trust 4.125%, 05/15/25 (144A)	510,217	495,550
American Airlines Pass-Through Trust 4.950%, 02/15/25	2,943,938	2,822,082
American Airlines, Inc. 11.750%, 07/15/25 (144A) (a)	3,440,000	4,016,166
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26 (144A) (a)	3,570,000	3,596,775
5.750%, 04/20/29 (144A) (a)	3,200,000	3,188,000
Delta Air Lines, Inc. 7.000%, 05/01/25 (144A)	10,520,000	11,268,130
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.750%, 10/20/28 (144A)	990,000	997,580
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty, Ltd.
5.750%, 01/20/26 (144A) (a)	4,020,000	4,022,291
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A) (a)	4,655,999	4,958,639
United Airlines Pass-Through Trust 4.875%, 01/15/26	648,000	639,542
United Airlines, Inc. 4.625%, 04/15/29 (144A) (a)	1,260,000	1,198,197

		40,619,327

Auto Manufacturers—1.1%
Ford Motor Co. 3.250%, 02/12/32 (a)	4,270,000	3,813,665

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
3.625%, 06/17/31	3,640,000	$3,287,921
4.000%, 11/13/30 (a)	7,300,000	6,874,410
4.950%, 05/28/27 (a)	2,170,000	2,206,456
General Motors Co.
6.125%, 10/01/25	970,000	1,041,316
6.600%, 04/01/36	5,134,000	5,962,101
PM General Purchaser LLC 9.500%, 10/01/28 (144A) (a)	7,440,000	7,310,767

		30,496,636

Auto Parts & Equipment—0.2%
American Axle & Manufacturing, Inc. 5.000%, 10/01/29 (a)	1,830,000	1,716,796
Clarios Global L.P. / Clarios U.S. Finance Co. 8.500%, 05/15/27 (144A)	3,330,000	3,454,875

		5,171,671

Banks—4.0%
Banco Mercantil del Norte S.A.
6.875%, 5Y H15 + 5.035%, 07/06/22 (144A) (b)	800,000	800,000
7.625%, 10Y H15 + 5.353%, 01/10/28 (144A) (b)	2,150,000	2,159,825
Barclays Bank plc 7.625%, 11/21/22	2,817,000	2,887,346
Barclays plc
2.000%, 5Y EUR Swap + 1.900%, 02/07/28 (EUR) (b)	7,010,000	7,797,462
5.088%, 3M LIBOR + 3.054%, 06/20/30 (a) (b)	200,000	207,463
7.750%, 5Y USD Swap + 4.842%, 09/15/23 (b)	3,650,000	3,783,353
8.000%, 5Y H15 + 5.672%, 06/15/24 (a) (b)	5,160,000	5,451,540
BBVA Bancomer S.A. 5.125%, 5Y H15 + 2.650%, 01/18/33 (144A) (b)	8,480,000	8,003,085
Citigroup, Inc. 4.450%, 09/29/27	1,564,000	1,613,167
Credit Agricole S.A.
7.875%, 5Y USD Swap + 4.898%, 01/23/24 (144A) (a) (b)	1,750,000	1,844,063
8.125%, 5Y USD Swap + 6.185%, 12/23/25 (144A) (b)	7,050,000	7,839,036
Credit Suisse Group AG
7.250%, 5Y USD + 4.332%, 09/12/25 (144A) (a) (b)	650,000	657,313
7.500%, 5Y USD Swap + 4.600%, 07/17/23 (144A) (a) (b)	3,390,000	3,441,697
Goldman Sachs Group, Inc. (The) 6.750%, 10/01/37	2,000,000	2,520,284
HSBC Holdings plc
6.000%, 5Y USD ICE Swap + 3.746%, 05/22/27 (a) (b)	390,000	396,825
6.500%, 5Y USD ICE Swap + 3.606%, 03/23/28 (b)	670,000	681,725
Intesa Sanpaolo S.p.A.
3.125%, 07/14/22 (144A) (a)	1,470,000	1,472,188
3.375%, 01/12/23 (144A)	1,900,000	1,903,933
5.710%, 01/15/26 (144A) (a)	16,030,000	16,375,413
Lloyds Banking Group plc
4.582%, 12/10/25	1,011,000	1,031,806
4.650%, 03/24/26 (a)	2,320,000	2,373,394
4.947%, 5Y EURIBOR ICE Swap + 5.290%, 06/27/25 (EUR) (b)	5,450,000	6,215,962

BHFTII-270

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Lloyds Banking Group plc
7.500%, 5Y USD Swap + 4.760%, 06/27/24 (a) (b)	3,580,000	$3,758,893
Natwest Group plc 4.500%, 5Y UK Government Bond + 3.992%, 03/31/28 (GBP) (b)	6,600,000	8,041,506
Santander UK Group Holdings plc 7.375%, 5Y GBP Swap + 5.543%, 06/24/22 (GBP) (b)	2,620,000	3,471,877
UBS AG 7.625%, 08/17/22	2,850,000	2,892,541
UBS Group AG 7.000%, 5Y USD Swap + 4.344%, 01/31/24 (144A) (a) (b)	3,600,000	3,755,916
UniCredit S.p.A.
5.459%, 5Y H15 + 4.750%, 06/30/35 (144A) (a) (b)	4,960,000	4,739,513
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (b)	1,750,000	1,853,572
Wells Fargo & Co. 5.013%, SOFR + 4.502%, 04/04/51 (a) (b)	3,360,000	3,987,549

		111,958,247

Beverages—0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.550%, 01/23/49 (a)	1,870,000	2,280,046
5.800%, 01/23/59 (a)	1,110,000	1,400,879

		3,680,925

Biotechnology—0.2%
Cidron Aida Finco Sarl 6.250%, 04/01/28 (144A) (GBP)	4,110,000	5,034,661

Building Materials—0.3%
Builders FirstSource, Inc. 4.250%, 02/01/32 (144A)	2,644,000	2,462,225
SRM Escrow Issuer LLC 6.000%, 11/01/28 (144A) (a)	5,470,000	5,394,842

		7,857,067

Chemicals—0.1%
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	1,690,000	1,609,725

Commercial Services—2.1%
Adtalem Global Education, Inc. 5.500%, 03/01/28 (144A) (a)	4,990,000	4,827,825
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A) (a)	5,000,000	5,059,150
Carriage Services, Inc. 4.250%, 05/15/29 (144A) (a)	5,320,000	4,955,154
CoreCivic, Inc. 8.250%, 04/15/26 (a)	6,890,000	7,096,700
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc.
5.000%, 02/01/26 (144A)	6,680,000	6,412,800
Metropolitan Museum of Art (The) 3.400%, 07/01/45 (a)	2,025,000	2,085,727
Paysafe Finance plc / Paysafe Holdings US Corp. 4.000%, 06/15/29 (144A) (a)	3,300,000	2,805,099

Commercial Services—(Continued)
Prime Security Services Borrower LLC / Prime Finance, Inc. 6.250%, 01/15/28 (144A) (a)	2,720,000	2,661,778
Rent-A-Center, Inc. 6.375%, 02/15/29 (144A) (a)	4,165,000	3,810,975
StoneMor, Inc. 8.500%, 05/15/29 (144A) (a)	7,980,000	7,900,200
United Rentals North America, Inc.
4.000%, 07/15/30 (a)	1,540,000	1,472,748
5.250%, 01/15/30 (a)	4,570,000	4,712,813
WW International, Inc. 4.500%, 04/15/29 (144A) (a)	1,680,000	1,360,346
ZipRecruiter, Inc. 5.000%, 01/15/30 (144A) (a)	1,810,000	1,767,592

		56,928,907

Computers—0.2%
NCR Corp. 5.125%, 04/15/29 (144A) (a)	4,000,000	3,845,360
Vericast Corp.
11.000%, 09/15/26 (144A) (a)	1,800,000	1,757,250
13.000%, 10/15/27 (144A)	230,000	277,150

		5,879,760

Distribution/Wholesale—0.7%
American News Co. LLC 8.500%, 10.000% PIK, 09/01/26 (144A) (c)	9,971,920	11,168,550
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A) (a)	4,480,000	4,200,000
Ritchie Bros Holdings, Inc. 4.750%, 12/15/31 (144A) (a)	3,150,000	3,071,250

		18,439,800

Diversified Financial Services—2.5%
Accelerate360 Holdings LLC 8.000%, 03/01/28 (144A)	10,418,100	10,860,869
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/32	2,410,000	2,172,518
4.500%, 09/15/23 (a)	990,000	997,443
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	3,560,000	3,664,109
Avolon Holdings Funding, Ltd. 4.250%, 04/15/26 (144A)	2,950,000	2,909,156
B3 SA - Brasil Bolsa Balcao 4.125%, 09/20/31 (144A)	7,000,000	6,305,950
Carlyle Holdings II Finance LLC 5.625%, 03/30/43 (144A)	3,370,000	3,709,084
Coinbase Global, Inc. 3.625%, 10/01/31 (144A)	3,720,000	3,171,300
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (a) (c)	13,250,865	12,038,875
Jane Street Group / JSG Finance, Inc. 4.500%, 11/15/29 (144A)	1,530,000	1,449,843
KKR Group Finance Co. II LLC 5.500%, 02/01/43 (144A)	130,000	148,189

BHFTII-271

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
LD Holdings Group LLC 6.125%, 04/01/28 (144A) (a)	3,760,000	$3,326,773
Midcap Financial Issuer Trust
5.625%, 01/15/30 (144A) (a)	2,150,000	1,899,891
6.500%, 05/01/28 (144A) (a)	5,020,000	4,721,410
Navient Corp. 5.625%, 08/01/33 (a)	1,680,000	1,414,560
Park Aerospace Holdings, Ltd.
4.500%, 03/15/23 (144A) (a)	3,800,000	3,827,013
5.250%, 08/15/22 (144A)	344,000	346,215
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 4.000%, 10/15/33 (144A) (a)	3,510,000	3,074,409
StoneX Group, Inc. 8.625%, 06/15/25 (144A)	1,620,000	1,686,841
VistaJet Malta Finance plc / XO Management Holding, Inc. 6.375%, 02/01/30 (144A) (a)	1,280,000	1,204,307

		68,928,755

Electric—0.8%
AES Corp. (The) 2.450%, 01/15/31 (a)	3,070,000	2,745,362
FirstEnergy Corp.
4.400%, 07/15/27	1,640,000	1,650,414
7.375%, 11/15/31	590,000	727,682
NRG Energy, Inc. 3.625%, 02/15/31 (144A) (a)	400,000	351,836
NSG Holdings LLC / NSG Holdings, Inc. 7.750%, 12/15/25 (144A)	1,341,561	1,368,393
Panoche Energy Center LLC 6.885%, 07/31/29 (144A)	487,494	458,244
Southern California Edison Co. 3.900%, 03/15/43	1,217,000	1,141,812
Talen Energy Supply LLC 6.625%, 01/15/28 (144A) (a)	3,710,000	3,450,300
TransAlta Corp. 6.500%, 03/15/40	9,409,000	9,691,270

		21,585,313

Energy-Alternate Sources—0.2%
Alta Wind Holdings LLC 7.000%, 06/30/35 (144A)	860,403	937,736
Sunnova Energy Corp. 5.875%, 09/01/26 (144A) (a)	3,850,000	3,683,988

		4,621,724

Engineering & Construction—0.1%
TopBuild Corp. 3.625%, 03/15/29 (144A) (a)	3,010,000	2,735,338

Entertainment—0.7%
Allen Media LLC / Allen Media Co-Issuer, Inc. 10.500%, 02/15/28 (144A) (a)	6,590,000	6,492,995
AMC Entertainment Holdings, Inc. 10.000%, 06/15/26 (144A) (a)	2,310,000	2,074,715

Entertainment—(Continued)
Boyne USA, Inc. 4.750%, 05/15/29 (144A) (a)	4,120,000	3,955,200
Scientific Games International, Inc. 8.625%, 07/01/25 (144A) (a)	1,600,000	1,682,000
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.750%, 04/15/25 (144A) (a)	4,268,000	4,428,733

		18,633,643

Environmental Control—0.1%
Madison IAQ LLC 5.875%, 06/30/29 (144A) (a)	4,590,000	4,119,525

Food—0.4%
Co-operative Group Holdings, Ltd. 7.500%, 07/08/26 (GBP) (d)	2,410,000	3,355,450
FAGE International S.A. / FAGE USA Dairy Industry, Inc. 5.625%, 08/15/26 (144A)	1,538,000	1,514,930
Kraft Heinz Foods Co. 5.500%, 06/01/50	2,370,000	2,691,206
Simmons Foods, Inc. 4.625%, 03/01/29 (144A) (a)	4,160,000	3,900,000

		11,461,586

Food Service—0.1%
TKC Holdings, Inc. 10.500%, 05/15/29 (144A) (a)	2,050,000	2,091,000

Forest Products & Paper—0.3%
Suzano Austria GmbH
3.125%, 01/15/32 (a)	5,000,000	4,426,900
5.750%, 07/14/26	4,200,000	4,504,500

		8,931,400

Healthcare-Products—0.2%
Mozart Debt Merger Sub, Inc. 3.875%, 04/01/29 (144A) (a)	6,510,000	6,021,750

Healthcare-Services—1.3%
Akumin Escrow, Inc. 7.500%, 08/01/28 (144A) (a)	5,690,000	4,523,550
Cano Health LLC 6.250%, 10/01/28 (144A) (a)	930,000	892,800
CHS/Community Health Systems, Inc.
6.125%, 04/01/30 (144A) (a)	10,700,000	9,956,029
6.875%, 04/15/29 (144A) (a)	3,630,000	3,566,475
Fresenius Medical Care U.S. Finance II, Inc. 4.750%, 10/15/24 (144A)	700,000	722,565
HCA, Inc.
5.500%, 06/15/47 (a)	360,000	406,224
5.625%, 09/01/28 (a)	6,000,000	6,487,500
Radiology Partners, Inc. 9.250%, 02/01/28 (144A) (a)	5,630,000	5,630,000
U.S. Renal Care, Inc. 10.625%, 07/15/27 (144A)	3,931,000	3,744,277

		35,929,420

BHFTII-272

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Home Builders—0.1%
MDC Holdings, Inc. 6.000%, 01/15/43 (a)	2,195,000	$2,253,091

Insurance—0.7%
AXA S.A. 8.600%, 12/15/30	1,320,000	1,741,898
Liberty Mutual Insurance Co. 7.697%, 10/15/97 † (144A)	2,600,000	3,521,020
Massachusetts Mutual Life Insurance Co.
3.375%, 04/15/50 (144A) (a)	800,000	718,640
4.900%, 04/01/77 (144A)	6,285,000	6,876,064
NMI Holdings, Inc. 7.375%, 06/01/25 (144A) (a)	3,380,000	3,549,000
Prudential Financial, Inc.
5.625%, 3M LIBOR + 3.920%, 06/15/43 (a) (b)	550,000	553,438
5.875%, 3M LIBOR + 4.175%, 09/15/42 (b)	1,200,000	1,209,000
Teachers Insurance & Annuity Association of America
4.900%, 09/15/44 (144A)	1,771,000	1,952,122
6.850%, 12/16/39 (144A)	216,000	282,702

		20,403,884

Internet—0.4%
Acuris Finance U.S., Inc. / Acuris Finance Sarl 5.000%, 05/01/28 (144A)	2,900,000	2,664,375
Photo Holdings Merger Sub, Inc. 8.500%, 10/01/26 (144A) (a)	4,320,000	4,116,701
Tencent Holdings, Ltd. 3.595%, 01/19/28 (144A) (a)	5,640,000	5,494,629

		12,275,705

Investment Companies—0.2%
The Vanguard Group, Inc. 3.050%, 08/28/50	7,460,000	6,408,182

Iron/Steel—0.3%
Vale Overseas, Ltd.
6.250%, 08/10/26 (a)	3,990,000	4,379,823
6.875%, 11/10/39 (a)	2,180,000	2,661,126

		7,040,949

Leisure Time—1.7%
Carnival Corp. 9.875%, 08/01/27 (144A) (a)	13,040,000	14,413,373
Carnival plc 7.875%, 06/01/27	12,206,000	13,538,895
NCL Corp., Ltd.
5.875%, 02/15/27 (144A)	5,450,000	5,368,250
7.750%, 02/15/29 (144A) (a)	2,960,000	2,980,542
Saga plc 5.500%, 07/15/26 (GBP)	5,800,000	7,162,018
VOC Escrow, Ltd. 5.000%, 02/15/28 (144A) (a)	3,680,000	3,422,382

		46,885,460

Lodging—0.8%
Las Vegas Sands Corp.
2.900%, 06/25/25	50,000	46,594
3.200%, 08/08/24 (a)	560,000	534,627
Melco Resorts Finance, Ltd. 5.375%, 12/04/29 (144A) (a)	8,230,000	6,974,925
Sands China, Ltd.
2.550%, 03/08/27 (144A)	1,440,000	1,250,640
3.100%, 03/08/29 (144A) (a)	1,240,000	1,054,000
3.250%, 08/08/31 (144A) (a)	470,000	383,050
5.125%, 08/08/25 (a)	4,610,000	4,569,662
Wynn Macau, Ltd.
5.125%, 12/15/29 (144A) (a)	5,550,000	4,703,625
5.500%, 01/15/26 (144A)	990,000	900,900
5.625%, 08/26/28 (144A) (a)	3,080,000	2,675,781

		23,093,804

Machinery-Construction & Mining—0.2%
Vertiv Group Corp. 4.125%, 11/15/28 (144A) (a)	5,780,000	5,274,915

Machinery-Diversified—0.3%
Granite U.S. Holdings Corp. 11.000%, 10/01/27 (144A) (a)	7,520,000	7,933,600

Media—2.5%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.500%, 05/01/32 (a)	4,940,000	4,518,618
5.000%, 02/01/28 (144A) (a)	2,990,000	2,958,605
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 03/01/42 (a)	470,000	388,565
4.200%, 03/15/28 (a)	4,010,000	4,052,142
5.375%, 04/01/38	1,580,000	1,622,921
CSC Holdings LLC
4.500%, 11/15/31 (144A) (a)	3,800,000	3,405,826
5.750%, 01/15/30 (144A) (a)	2,300,000	2,047,000
6.500%, 02/01/29 (144A) (a)	11,000,000	11,087,340
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.875%, 08/15/27 (144A) (a)	7,140,000	7,023,975
DISH DBS Corp.
5.125%, 06/01/29 (a)	8,560,000	7,289,610
5.750%, 12/01/28 (144A) (a)	4,330,000	4,097,262
7.750%, 07/01/26 (a)	1,360,000	1,351,160
Gannett Holdings LLC 6.000%, 11/01/26 (144A) (a)	4,410,000	4,266,675
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A) (a)	2,930,000	2,798,150
Liberty Interactive LLC
8.250%, 02/01/30	1,550,000	1,415,320
8.500%, 07/15/29	5,190,000	4,852,650
Time Warner Cable LLC 5.875%, 11/15/40	1,942,000	2,087,086
Univision Communications, Inc. 9.500%, 05/01/25 (144A) (a)	5,160,000	5,418,000

		70,680,905

BHFTII-273

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc. 6.625%, 04/15/27 (a)	8,368,000	$7,008,200

Mining—2.3%
Anglo American Capital plc 4.000%, 09/11/27 (144A)	2,740,000	2,745,343
Barrick Gold Corp. 5.250%, 04/01/42 (a)	2,520,000	2,918,012
Barrick North America Finance LLC 5.750%, 05/01/43	6,029,000	7,346,898
First Quantum Minerals, Ltd.
6.875%, 03/01/26 (144A) (a)	5,000,000	5,139,250
6.875%, 10/15/27 (144A) (a)	13,800,000	14,455,500
Freeport Minerals Corp. 7.125%, 11/01/27	4,240,000	5,001,928
Freeport-McMoRan, Inc. 5.450%, 03/15/43 (a)	10,000,000	11,198,400
Glencore Finance Canada, Ltd. 5.550%, 10/25/42 (144A) (a)	1,000,000	1,106,167
Hudbay Minerals, Inc.
4.500%, 04/01/26 (144A) (a)	2,660,000	2,584,642
6.125%, 04/01/29 (144A) (a)	2,854,000	2,939,620
Midwest Vanadium Pty, Ltd. 13.250%, 02/15/18 (144A) † (e) (f) (g)	931,574	0
Northwest Acquisitions ULC / Dominion Finco, Inc. 7.125%, 11/01/22 (144A) † (g)	8,475,000	85
Teck Resources, Ltd.
5.400%, 02/01/43	4,575,000	4,935,501
6.000%, 08/15/40	1,774,000	2,034,385

		62,405,731

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp. 3.250%, 02/15/29	1,610,000	1,479,284

Oil & Gas—4.9%
Berry Petroleum Co. LLC 7.000%, 02/15/26 (144A) (a)	13,300,000	13,133,750
Colgate Energy Partners III LLC 5.875%, 07/01/29 (144A) (a)	10,880,000	11,216,736
Continental Resources, Inc. 5.750%, 01/15/31 (144A) (a)	3,630,000	3,970,494
Devon Energy Corp.
5.250%, 10/15/27 (a)	584,000	605,449
5.600%, 07/15/41 (a)	110,000	126,940
8.250%, 08/01/23	5,720,000	6,058,325
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.750%, 01/30/28 (144A) (a)	3,770,000	3,897,237
EQT Corp.
3.125%, 05/15/26 (144A) (a)	900,000	874,143
7.500%, 02/01/30 (a)	3,480,000	4,032,450
Gazprom PJSC Via Gaz Capital S.A. 4.950%, 03/23/27 (144A)	7,980,000	3,271,800
KazMunayGas National Co. JSC
5.375%, 04/24/30 (144A)	300,000	287,947
6.375%, 10/24/48 (144A)	1,060,000	998,624

Oil & Gas—(Continued)
MEG Energy Corp.
5.875%, 02/01/29 (144A) (a)	650,000	658,937
7.125%, 02/01/27 (144A) (a)	5,290,000	5,538,630
Neptune Energy Bondco plc 6.625%, 05/15/25 (144A) (a)	3,420,000	3,438,776
Northern Oil and Gas, Inc. 8.125%, 03/01/28 (144A) (a)	5,580,000	5,813,356
Oasis Petroleum, Inc. 6.375%, 06/01/26 (144A)	6,890,000	7,062,250
Occidental Petroleum Corp. 4.500%, 07/15/44 (a)	1,765,000	1,686,696
Parsley Energy LLC / Parsley Finance Corp. 5.625%, 10/15/27 (144A)	3,920,000	4,051,321
Penn Virginia Escrow LLC 9.250%, 08/15/26 (144A)	7,120,000	7,510,176
Petrobras Global Finance B.V.
5.750%, 02/01/29	5,000,000	5,195,500
6.850%, 06/05/15 (a)	6,170,000	5,786,473
Range Resources Corp.
4.750%, 02/15/30 (144A) (a)	3,060,000	3,039,131
5.875%, 07/01/22	1,665,000	1,665,000
8.250%, 01/15/29 (a)	7,430,000	8,142,611
Southwestern Energy Co. 4.750%, 02/01/32 (a)	3,880,000	3,875,150
7.750%, 10/01/27 (a)	9,063,000	9,595,451
8.375%, 09/15/28	1,670,000	1,832,825
Viper Energy Partners L.P. 5.375%, 11/01/27 (144A) (a)	5,505,000	5,607,448
YPF S.A.
6.950%, 07/21/27 (144A)	3,360,000	2,515,481
8.500%, 07/28/25 (144A)	6,350,000	5,432,425

		136,921,532

Packaging & Containers—0.5%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (a) (c)	4,470,000	4,087,256
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
4.000%, 09/01/29 (144A) (a)	4,700,000	4,235,405
Cascades, Inc./Cascades USA, Inc. 5.375%, 01/15/28 (144A) (a)	2,610,000	2,606,738
Pactiv LLC 8.375%, 04/15/27	2,376,000	2,435,400

		13,364,799

Pharmaceuticals—2.5%
AbbVie, Inc.
4.050%, 11/21/39 (a)	5,080,000	5,219,227
4.550%, 03/15/35	1,300,000	1,395,558
AdaptHealth LLC
4.625%, 08/01/29 (144A) (a)	3,650,000	3,330,698
5.125%, 03/01/30 (144A) (a)	1,840,000	1,708,900
Bausch Health Cos., Inc.
6.125%, 02/01/27 (144A) (a)	2,470,000	2,485,660

BHFTII-274

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Bausch Health Cos., Inc.
7.000%, 01/15/28 (144A) (a)	1,070,000	$957,950
9.000%, 12/15/25 (144A) (a)	770,000	797,778
Cheplapharm Arzneimittel GmbH 5.500%, 01/15/28 (144A)	2,840,000	2,747,671
Cigna Corp. 4.800%, 08/15/38 (a)	5,970,000	6,535,032
CVS Health Corp.
4.780%, 03/25/38 (a)	7,610,000	8,316,498
5.125%, 07/20/45	1,440,000	1,625,487
Endo DAC / Endo Finance LLC / Endo Finco, Inc. 9.500%, 07/31/27 (144A) (a)	8,390,000	7,362,225
Endo Luxembourg Finance Co. I S.a.r.l. 6.125%, 04/01/29 (144A) (a)	5,000,000	4,562,500
Option Care Health, Inc. 4.375%, 10/31/29 (144A) (a)	6,360,000	5,962,500
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36 (a)	12,835,000	12,963,350
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 05/09/27 (a)	4,210,000	4,041,390

		70,012,424

Pipelines—3.4%
Blue Racer Midstream LLC / Blue Racer Finance Corp. 7.625%, 12/15/25 (144A) (a)	5,130,000	5,363,979
DCP Midstream Operating L.P. 6.750%, 09/15/37 (144A) (a)	3,480,000	4,080,300
El Paso Natural Gas Co. LLC 7.500%, 11/15/26 (a)	4,250,000	4,971,057
8.375%, 06/15/32	190,000	246,667
Energy Transfer L.P.
5.500%, 06/01/27	1,376,000	1,478,703
5.875%, 01/15/24 (a)	1,638,000	1,706,485
6.250%, 3M LIBOR + 4.028%, 02/15/23 (a) (b)	2,030,000	1,738,188
6.250%, 04/15/49	1,090,000	1,250,749
7.125%, 5Y H15 + 5.306%, 05/15/30 (b)	1,950,000	1,901,250
7.600%, 02/01/24 (a)	630,000	672,240
Enterprise Products Operating LLC 5.375%, 3M LIBOR + 2.570%, 02/15/78 (a) (b)	13,090,000	12,162,458
EQM Midstream Partners L.P.
6.000%, 07/01/25 (144A)	1,880,000	1,917,685
6.500%, 07/01/27 (144A) (a)	1,660,000	1,733,936
Howard Midstream Energy Partners LLC 6.750%, 01/15/27 (144A)	3,590,000	3,518,200
Kinder Morgan, Inc.
4.300%, 06/01/25 (a)	740,000	760,049
7.800%, 08/01/31	67,000	85,658
Northwest Pipeline LLC 4.000%, 04/01/27 (a)	13,710,000	14,060,097
Plains All American Pipeline L.P. 6.125%, 3M LIBOR + 4.110%, 11/15/22 (a) (b)	2,148,000	1,821,504
Southern Natural Gas Co. LLC 8.000%, 03/01/32	25,000	31,732
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.500%, 10/15/26 (144A) (a)	1,220,000	1,163,307

Pipelines—(Continued)
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 6.000%, 12/31/30 (144A) (a)	3,230,000	3,134,230
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp.
4.875%, 02/01/31	5,120,000	5,171,200
Venture Global Calcasieu Pass LLC
3.875%, 11/01/33 (144A) (a)	4,010,000	3,834,562
4.125%, 08/15/31 (144A) (a)	3,570,000	3,502,705
Western Midstream Operating L.P.
5.300%, 03/01/48	4,900,000	4,851,000
5.450%, 04/01/44 (a)	11,710,000	11,871,130

		93,029,071

Real Estate—0.4%
Country Garden Holdings Co., Ltd.
8.000%, 01/27/24	1,110,000	950,382
Five Point Operating Co. L.P. / Five Point Capital Corp.
7.875%, 11/15/25 (144A)	6,762,000	6,919,555
Realogy Group LLC / Realogy Co-Issuer Corp.
5.750%, 01/15/29 (144A) (a)	3,950,000	3,722,875

		11,592,812

Real Estate Investment Trusts—1.1%
Apollo Commercial Real Estate Finance, Inc.
4.625%, 06/15/29 (144A)	2,840,000	2,577,300
Diversified Healthcare Trust
4.750%, 02/15/28 (a)	1,590,000	1,447,758
9.750%, 06/15/25	3,500,000	3,683,750
GEO Group, Inc. (The)
5.875%, 10/15/24	9,513,000	8,187,554
IIP Operating Partnership L.P.
5.500%, 05/25/26	3,110,000	3,104,376
MPT Operating Partnership L.P. / MPT Finance Corp.
3.692%, 06/05/28 (GBP)	4,656,000	5,938,550
5.500%, 12/15/27	2,035,000	1,962,758
7.500%, 09/15/25 (a)	4,280,000	4,489,934

		31,391,980

Retail—2.4%
Bath & Body Works, Inc.
5.250%, 02/01/28 (a)	6,342,000	6,379,354
6.625%, 10/01/30 (144A) (a)	1,850,000	1,942,500
Bed Bath & Beyond, Inc. 5.165%, 08/01/44 (a)	9,312,000	6,611,520
Carrols Restaurant Group, Inc. 5.875%, 07/01/29 (144A) (a)	2,760,000	2,249,400
Doman Building Materials Group, Ltd. 5.250%, 05/15/26 (144A) (CAD)	3,680,000	2,818,542
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A) (a)	1,130,000	1,070,675
6.750%, 01/15/30 (144A) (a)	1,360,000	1,251,159
FirstCash, Inc. 5.625%, 01/01/30 (144A) (a)	3,060,000	2,940,170

BHFTII-275

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Guitar Center, Inc. 8.500%, 01/15/26 (144A)	8,931,000	$9,112,389
Macy’s Retail Holdings LLC
5.875%, 03/15/30 (144A) (a)	1,700,000	1,677,067
6.125%, 03/15/32 (144A) (a)	1,450,000	1,431,875
Michaels Cos, Inc. (The)
5.250%, 05/01/28 (144A) (a)	2,200,000	2,019,820
7.875%, 05/01/29 (144A) (a)	5,520,000	4,726,500
Party City Holdings, Inc. 8.750%, 02/15/26 (144A) (a)	3,170,000	3,022,357
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28 (144A) (a)	1,000,000	966,405
7.750%, 02/15/29 (144A) (a)	1,836,000	1,895,670
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A) (a)	2,430,000	2,278,125
Superior Plus L.P. / Superior General Partner, Inc. 4.500%, 03/15/29 (144A) (a)	2,320,000	2,179,942
Tendam Brands S.A.U.
5.000%, 09/15/24 (144A) (EUR)	1,350,000	1,484,354
5.250%, 3M EURIBOR + 5.250%, 09/15/24 (144A) (EUR) (b)	3,750,000	4,116,992
Wendy’s International LLC 7.000%, 12/15/25	5,178,000	5,605,185

		65,780,001

Semiconductors—0.1%
Broadcom, Inc. 3.187%, 11/15/36 (144A)	135,000	117,192
Uniquify, Inc. 6.000%, 06/15/24 (144A) †	1,720,000	1,725,693

		1,842,885

Software—1.1%
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A) (a)	3,680,000	3,487,536
CDK Global, Inc. 5.250%, 05/15/29 (144A)	2,500,000	2,514,500
Clarivate Science Holdings Corp. 4.875%, 07/01/29 (144A) (a)	2,540,000	2,389,657
Minerva Merger Sub, Inc. 6.500%, 02/15/30 (144A) (a)	5,820,000	5,646,127
MSCI, Inc. 3.250%, 08/15/33 (144A) (a)	1,130,000	1,015,658
Open Text Holdings, Inc. 4.125%, 02/15/30 (144A) (a)	2,500,000	2,370,488
Rackspace Technology Global, Inc. 3.500%, 02/15/28 (144A) (a)	4,980,000	4,455,232
Rocket Software, Inc. 6.500%, 02/15/29 (144A)	3,000,000	2,722,500
Ziff Davis, Inc. 4.625%, 10/15/30 (144A)	1,310,000	1,247,415
ZoomInfo Technologies LLC 3.875%, 02/01/29 (144A) (a)	3,940,000	3,601,259

		29,450,372

Telecommunications—1.9%
Altice France Holding S.A. 10.500%, 05/15/27 (144A)	5,640,000	5,902,288
Altice France S.A.
5.125%, 07/15/29 (144A) (a)	3,300,000	2,957,625
5.500%, 10/15/29 (144A) (a)	1,430,000	1,283,110
British Telecommunications plc 9.625%, 12/15/30	3,875,000	5,286,908
LogMeIn, Inc. 5.500%, 09/01/27 (144A) (a)	5,530,000	5,161,481
Millicom International Cellular S.A.
4.500%, 04/27/31 (144A) (a)	3,930,000	3,659,989
6.250%, 03/25/29 (144A) (a)	4,095,000	4,345,307
Sprint Capital Corp. 8.750%, 03/15/32	3,000,000	4,041,000
Switch, Ltd.
3.750%, 09/15/28 (144A) (a)	3,000,000	2,909,235
4.125%, 06/15/29 (144A) (a)	2,910,000	2,862,712
T-Mobile USA, Inc. 3.500%, 04/15/31 (a)	1,360,000	1,279,733
Verizon Communications, Inc.
3.400%, 03/22/41	2,500,000	2,343,542
3.550%, 03/22/51 (a)	1,300,000	1,221,606
3.700%, 03/22/61 (a)	2,940,000	2,723,251
5.250%, 03/16/37	660,000	768,887
Viavi Solutions, Inc.
3.750%, 10/01/29 (144A) (a)	1,940,000	1,820,540
Vmed O2 UK Financing I plc
4.750%, 07/15/31 (144A) (a)	4,620,000	4,354,350

		52,921,564

Transportation—0.3%
Carriage Purchaser, Inc. 7.875%, 10/15/29 (144A)	2,190,000	2,021,436
XPO CNW, Inc. 6.700%, 05/01/34 (a)	7,571,000	7,746,344

		9,767,780

Total Corporate Bonds & Notes (Cost $1,338,850,936)		1,300,366,318

Floating Rate Loans (h)—20.1%

Advertising—0.2%
CMG Media Corp. Term Loan, 3.957%, 1M LIBOR + 3.500%, 12/17/26	7,270,333	7,171,013

Aerospace/Defense—0.6%
Vertex Aerospace Services Corp. 1st Lien Term Loan, 4.750%, 1M LIBOR + 4.000%, 12/06/28	10,060,000	10,041,138
WP CPP Holdings LLC
2nd Lien Incremental Term Loan, 8.750%, 3M LIBOR + 7.750%, 04/30/26	3,300,000	3,234,000
Term Loan, 4.750%, 3M LIBOR + 3.750%, 04/30/25	4,951,482	4,713,811

		17,988,949

BHFTII-276

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Airlines—0.8%
Air Canada Term Loan B, 4.250%, 3M LIBOR + 3.500%, 08/11/28	5,610,000	$5,558,107
Mileage Plus Holdings LLC Term Loan B, 6.250%, 3M LIBOR + 5.250%, 06/21/27	6,710,000	6,990,981
SkyMiles IP, Ltd. Term Loan B, 4.750%, 3M LIBOR + 3.750%, 10/20/27	5,050,000	5,228,326
United Airlines, Inc. Term Loan B, 4.500%, 3M LIBOR + 3.750%, 04/21/28	4,769,157	4,721,465

		22,498,879

Apparel—0.2%
Fanatics Commerce Intermediate Holdco LLC Term Loan B, 3.695%, 1M LIBOR + 3.250%, 11/24/28	6,483,750	6,437,145

Auto Parts & Equipment—0.4%
First Brands Group LLC
2nd Lien Term Loan, 9.500%, 3M LIBOR + 8.500%, 03/30/28	1,950,000	1,950,000
Term Loan, 6.000%, 3M LIBOR + 5.000%, 03/30/27	3,207,600	3,193,968
Lakeshore Intermediate LLC Term Loan, 4.000%, 3M LIBOR + 3.500%, 09/29/28	6,044,850	5,961,733

		11,105,701

Beverages—0.1%
City Brewing Co. LLC Term Loan, 4.250%, 3M LIBOR + 3.500%, 04/05/28	3,601,900	3,313,748
Naked Juice LLC
Delayed Draw Term Loan, 3.750%, TSFR + 3.250%, 01/24/29	21,243	20,931
Term Loan, 3.750%, TSFR + 3.250%, 01/24/29	349,523	344,389

		3,679,068

Building Materials—0.4%
Quikrete Holdings, Inc. Term Loan B1, 06/11/28 (i)	3,390,000	3,334,679
Solis IV B.V. USD Term Loan B1, 4.000%, TSFR + 3.500%, 02/26/29	7,630,000	7,493,293

		10,827,972

Chemicals—0.3%
Hexion Holdings Corp. USD Term Loan, 5.000%, SOFR + 4.500%, 03/15/29	6,170,000	6,050,456
Meridian Adhesives Group, Inc. Term Loan B, 4.750%, 3M LIBOR + 4.000%, 07/24/28	2,314,200	2,291,058

		8,341,514

Commercial Services—1.8%
Adtalem Global Education, Inc. Term Loan B, 5.250%, 1M LIBOR + 4.500%, 08/12/28	3,613,906	3,606,378
Amentum Government Services Holdings LLC
2nd Lien Term Loan, 10.000%, 3M LIBOR + 8.750%, 01/31/28	4,140,000	4,119,300
Term Loan, 4.777%, TSFR + 4.000%, 02/15/29	10,380,000	10,323,772
Term Loan B, 3.957%, 1M LIBOR + 3.500%, 01/29/27	4,637,474	4,604,627

Commercial Services—(Continued)
Garda World Security Corp. Term Loan B, 4.567%, SOFR + 4.250%, 02/01/29	4,910,000	4,873,175
Mavis Tire Express Services Corp. Term Loan B, 4.750%, 1M LIBOR + 4.000%, 05/04/28	2,342,300	2,330,589
Mister Car Wash Holdings, Inc. Term Loan B, 3.457%, 1M LIBOR + 3.000%, 05/14/26	1,741,885	1,723,813
PECF USS Intermediate Holding III Corp. Term Loan B, 5.750%, 1M LIBOR + 4.250%, 12/15/28	5,306,700	5,265,005
Prime Security Services Borrower LLC Term Loan, 3.500%, 6M LIBOR + 2.750%, 09/23/26	1,433,768	1,424,709
TruGreen L.P. 2nd Lien Term Loan, 9.506%, 3M LIBOR + 8.500%, 11/02/28	1,820,000	1,833,650
Verscend Holding Corp. Term Loan B, 4.457%, 1M LIBOR + 4.000%, 08/27/25	1,896,268	1,893,897
VT Topco, Inc.
2nd Lien Term Loan, 7.756%, 3M LIBOR + 6.750%, 07/31/26	3,070,000	3,039,300
Delayed Draw Term Loan, 3.750%, 08/01/25 (j)	237,032	235,107
Incremental Term Loan, 4.500%, 1M LIBOR + 3.750%, 08/01/25	3,522,935	3,494,311

		48,767,633

Computers—1.5%
Magenta Buyer LLC
1st Lien Term Loan, 5.750%, 3M LIBOR + 5.000%, 07/27/28	7,571,025	7,516,604
2nd Lien Term Loan, 9.000%, 3M LIBOR + 8.250%, 07/27/29	8,260,000	8,198,050
Redstone Holdco 2 L.P.
2nd Lien Term Loan, 8.500%, 3M LIBOR + 7.750%, 04/27/29	8,730,000	8,053,425
Term Loan, 5.500%, 3M LIBOR + 4.750%, 04/27/28	8,696,300	8,565,856
Surf Holdings LLC Term Loan, 4.110%, 3M LIBOR + 3.500%, 03/05/27	3,890,730	3,858,511
UST Holdings, Ltd Term Loan, 4.250%, 1M LIBOR + 3.750%, 11/20/28	4,428,900	4,384,611

		40,577,057

Construction & Engineering—0.1%
Tutor Perini Corp. Term Loan B, 5.756%, 3M LIBOR + 4.750%, 08/18/27	3,733,150	3,681,819

Diversified Financial Services—1.8%
AqGen Ascensus, Inc. 1st Lien Term Loan, 08/02/28 (i)	6,610,000	6,572,819
Citadel Securities L.P. Term Loan B, 2.957%, 1M LIBOR + 2.500%, 02/02/28	2,976,186	2,963,698
CTC Holdings L.P. Term Loan B, 5.527%, TSFR + 5.000%, 02/15/29	4,890,000	4,804,425

BHFTII-277

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Deerfield Dakota Holding LLC
2nd Lien Term Loan, 7.500%, 1M LIBOR + 6.750%, 04/07/28	2,060,000	$2,065,150
Term Loan B, 4.750%, 1M LIBOR + 3.750%, 04/09/27	2,092,725	2,086,708
Focus Financial Partners LLC
Term Loan, 2.449%, 1M LIBOR + 2.000%, 07/03/24	3,827	3,776
Term Loan, 3.000%, 1M LIBOR + 2.500%, 06/30/28	5,054,199	4,994,706
Greystone Select Financial LLC Term Loan B, 5.750%, 6M LIBOR + 5.000%, 06/16/28	5,461,938	5,448,284
Hudson River Trading LLC Term Loan, 3.144%, TSFR + 3.000%, 03/20/28	10,514,511	10,373,217
Jane Street Group LLC Term Loan, 3.207%, 1M LIBOR + 2.750%, 01/26/28	6,955,328	6,880,558
VFH Parent LLC Term Loan B, 3.500%, TSFR + 3.000%, 01/13/29	2,690,000	2,668,703

		48,862,044

Engineering & Construction—0.2%
Brown Group Holding LLC Term Loan B, 3.506%, 3M LIBOR + 2.500%, 06/07/28	5,012,294	4,934,498

Entertainment—0.7%
Allen Media LLC Term Loan B, 6.301%, 3M LIBOR + 5.500%, 02/10/27	8,830,383	8,775,193
AMC Entertainment Holdings, Inc. Term Loan B, 3.352%, 1M LIBOR + 3.000%, 04/22/26	3,444,490	3,076,091
Cinemark USA, Inc. Term Loan B, 2.207%, 1M LIBOR + 1.750%, 03/31/25	1,463,256	1,425,369
Scientific Games International, Inc. Term Loan B5, 3.207%, 1M LIBOR + 2.750%, 08/14/24	137,306	136,027
UFC Holdings LLC Term Loan B, 3.500%, 6M LIBOR + 2.750%, 04/29/26	6,134,068	6,077,837

		19,490,517

Environmental Control—0.6%
Liberty Tire Recycling Holdco LLC Term Loan, 5.506%, 3M LIBOR + 4.500%, 05/05/28	7,384,293	7,255,068
LRS Holdings LLC Term Loan B, 4.750%, 1M LIBOR + 4.250%, 08/13/28	7,211,925	7,115,011
Madison IAQ LLC Term Loan, 4.524%, 6M LIBOR + 3.250%, 06/21/28	2,590,425	2,557,237

		16,927,316

Food—0.6%
8th Avenue Food & Provisions, Inc. 2nd Lien Term Loan, 8.207%, 1M LIBOR + 7.750%, 10/01/26	1,452,297	1,321,590
Del Monte Foods, Inc. Term Loan, 02/15/29 (i)	7,150,000	7,062,877
Froneri International, Ltd.
Term Loan, 2.375%, 6M EURIBOR + 2.375%, 01/29/27 (EUR)	2,780,000	2,973,229
Term Loan, 2.707%, 1M LIBOR + 2.250%, 01/29/27	2,451,894	2,413,277
Sovos Brands Intermediate, Inc. Term Loan, 4.500%, 3M LIBOR + 3.750%, 06/08/28	2,097,283	2,079,980

		15,850,953

Food Service—0.3%
TKC Holdings, Inc. Term Loan, 6.506%, 3M LIBOR + 5.500%, 05/15/28	8,513,989	8,407,564

Healthcare-Products—0.2%
Knight Health Holdings LLC Term Loan B, 12/23/28 (i)	5,775,525	5,284,606
Maravai Intermediate Holdings LLC Term Loan B, 3.500%, TSFR + 3.000%, 10/19/27	1,257,116	1,253,973

		6,538,579

Healthcare-Services—1.2%
EyeCare Partners LLC
2nd Lien Term Loan, 7.756%, 3M LIBOR + 6.750%, 11/15/29	3,930,000	3,925,087
Delayed Draw Term Loan, 6.000%, 3M LIBOR + 3.750%, 11/15/28	860,000	852,116
Incremental Term Loan, 4.756%, 3M LIBOR + 3.750%, 11/15/28	2,557,500	2,534,055
Term Loan, 4.756%, 3M LIBOR + 3.750%, 02/18/27	5,970,433	5,905,755
Global Medical Response, Inc. Term Loan B, 5.250%, 3M LIBOR + 4.250%, 10/02/25	3,564,875	3,547,051
One Call Corp. Term Loan, 6.250%, 3M LIBOR + 5.500%, 04/22/27	6,213,050	5,840,267
Phoenix Guarantor, Inc. Term Loan B, 3.707%, 1M LIBOR + 3.250%, 03/05/26	2,598,908	2,571,526
U.S. Renal Care, Inc. Term Loan B, 5.457%, 1M LIBOR + 5.000%, 06/26/26	6,384,767	5,895,534
WP CityMD Bidco LLC 1st Lien Term Loan B, 3.750%, 6M LIBOR + 3.250%, 12/22/28	3,408,674	3,393,407

		34,464,798

Insurance—0.8%
Acrisure LLC Term Loan B, 3.957%, 1M LIBOR + 3.500%, 02/15/27	2,930,200	2,890,642
Amerilife Holding LLC Term Loan, 4.457%, 3M LIBOR + 4.000%, 03/18/27	1,385,562	1,364,778
Asurion LLC
Second Lien Term Loan B4, 5.707%, 1M LIBOR + 5.250%, 01/20/29	8,950,000	8,771,000
Term Loan B9, 3.707%, 1M LIBOR + 3.250%, 07/31/27	3,253,378	3,191,701
Ryan Specialty Group LLC Term Loan, 3.750%, 1M LIBOR + 3.000%, 09/01/27	2,394,936	2,382,961
Sedgwick Claims Management Services, Inc. Term Loan B, 3.707%, 1M LIBOR + 3.250%, 12/31/25	3,801,763	3,769,178

		22,370,260

Investment Companies—0.3%
Cardinal Parent, Inc. Term Loan B, 5.250%, 3M LIBOR + 4.500%, 11/12/27	5,637,060	5,631,000
Jump Financial, LLC Term Loan B, 5.000%, 1M LIBOR + 4.500%, 08/02/28	2,244,361	2,227,528

		7,858,528

BHFTII-278

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Leisure Time—1.3%
19th Holdings Golf LLC Term Loan B, 3.750%, TSFR + 3.250%, 02/07/29	8,100,000	$8,029,125
Carnival Corp.
Incremental Term Loan B, 4.000%, 3M LIBOR + 3.250%, 10/18/28	6,892,725	6,749,129
Term Loan B, 3.750%, 1M LIBOR + 3.000%, 06/30/25	5,047,365	4,928,752
ClubCorp Holdings, Inc. Term Loan B, 3.756%, 3M LIBOR + 2.750%, 09/18/24	8,015,090	7,633,123
Equinox Holdings, Inc. Term Loan B2, 10.006%, 3M LIBOR + 9.000%, 03/08/24	2,181,150	2,213,867
Hornblower Sub LLC Term Loan B, 5.500%, 3M LIBOR + 4.500%, 04/27/25	6,750,814	6,970,215

		36,524,211

Lodging—0.6%
Caesars Resort Collection LLC
1st Lien Term Loan B, 3.207%, 1M LIBOR + 2.750%, 12/23/24	6,923,136	6,897,174
Term Loan B1, 3.957%, 1M LIBOR + 3.500%, 07/21/25	2,840,672	2,828,835
Playa Resorts Holding B.V. Term Loan B, 3.750%, 1M LIBOR + 2.750%, 04/29/24	7,716,753	7,560,010

		17,286,019

Machinery-Diversified—0.3%
SPX Flow, Inc. Term Loan, 03/16/29 (i)	7,410,000	7,225,906

Media—0.1%
Entercom Media Corp. Term Loan, 2.947%, 1M LIBOR + 2.500%, 11/18/24	2,486,122	2,449,348

Pharmaceuticals—0.4%
Gainwell Acquisition Corp. Term Loan B, 5.006%, 3M LIBOR + 4.000%, 10/01/27	6,813,750	6,788,198
Grifols Worldwide Operations USA, Inc. Term Loan B, 2.457%, 1M LIBOR + 2.000%, 11/15/27	3,187,661	3,132,983
Option Care Health, Inc. Term Loan B, 3.250%, 1M LIBOR + 2.750%, 10/27/28	428,925	425,887

		10,347,068

Real Estate Investment Trusts—0.3%
Apollo Commercial Real Estate Finance, Inc Incremental Term Loan B1, 4.000%, 1M LIBOR + 3.500%, 03/11/28	7,318,556	7,272,815

Retail—1.4%
CWGS Group LLC Term Loan B, 3.250%, 1M LIBOR + 2.500%, 06/03/28	6,543,668	6,311,368
Empire Today LLC Term Loan B, 5.750%, 6M LIBOR + 5.000%, 04/03/28	7,175,775	6,846,888
Great Outdoors Group LLC Term Loan B1, 4.500%, 1M LIBOR + 3.750%, 03/06/28	6,977,374	6,961,019

Retail—(Continued)
Pacific Bells LLC
Delayed Draw Term Loan, 2.250%, 10/13/28 (j)	33,711	32,826
Term Loan B, 5.000%, 1M LIBOR + 4.500%, 10/13/28	3,228,198	3,143,458
Pilot Travel Centers LLC Term Loan B, 2.457%, 1M LIBOR + 2.000%, 08/04/28	4,402,887	4,348,402
Spencer Spirit IH LLC Term Loan B, 6.209%, 1M LIBOR + 6.000%, 06/19/26	5,362,003	5,358,652
Thermostat Purchaser III, Inc.
Delayed Draw Term Loan, 4.500%, 08/31/28 (j)	410,604	407,524
Term Loan, 5.250%, 3M LIBOR + 4.500%, 08/31/28	2,343,135	2,325,561
Whatabrands LLC Term Loan B, 3.750%, 1M LIBOR + 3.250%, 08/03/28	2,284,275	2,259,719

		37,995,417

Software—2.0%
AppLovin Corp. Term Loan B, 3.500%, 1M LIBOR + 3.000%, 10/25/28	4,269,300	4,244,952
Athenahealth, Inc.
Delayed Draw Term loan, 02/15/29 (j)	118,443	117,443
Term Loan B, 4.000%, TSFR + 3.500%, 02/15/29	698,804	692,908
Castle U.S. Holding Corp.
Term Loan B, 4.756%, 3M LIBOR + 3.750%, 01/29/27	3,097,500	3,001,995
Cloudera, Inc.
Second Lien Term Loan, 6.500%, 1M LIBOR + 6.000%, 10/08/29	3,700,000	3,653,750
DCert Buyer, Inc.
2nd Lien Term Loan, 7.457%, 1M LIBOR + 7.000%, 02/19/29	8,990,000	8,918,826
Term Loan B, 4.457%, 1M LIBOR + 4.000%, 10/16/26	8,477,000	8,430,834
Particle Investments S.a.r.l.
Term Loan, 5.750%, 3M LIBOR + 5.250%, 02/18/27	3,259,040	3,226,449
Planview Parent, Inc.
Term Loan, 5.006%, 3M LIBOR + 4.000%, 12/17/27	1,756,453	1,738,889
Rackspace Technology Global, Inc.
Term Loan, 3.500%, 3M LIBOR + 2.750%, 02/15/28	1,813,164	1,780,300
Seattle Spinco, Inc.
Term Loan B3, 3.207%, 1M LIBOR + 2.750%, 06/21/24	1,684,051	1,666,158
Symplr Software, Inc.
Term Loan, 5.251%, 3M LIBOR + 4.500%, 12/22/27	4,415,400	4,360,208
Virgin Pulse, Inc.
2nd Lien Term Loan, 8.750%, 6M LIBOR + 7.250%, 04/06/29	2,890,000	2,846,650
Term Loan, 4.750%, 1M LIBOR + 4.000%, 04/06/28	9,869,951	9,771,252

		54,450,614

Telecommunications—0.3%
Global Tel*Link Corp.
1st Lien Term Loan, 4.707%, 1M LIBOR + 4.250%, 11/29/25	5,262,247	5,018,321
Orbcomm, Inc.
Term Loan B, 5.000%, 1M LIBOR + 4.250%, 09/01/28	3,103,004	3,082,316

		8,100,637

BHFTII-279

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Transportation—0.3%
Worldwide Express Operations LLC
1st Lien Term Loan, 5.750%, 3M LIBOR + 4.250%, 07/26/28	7,291,725	$7,227,922

Total Floating Rate Loans (Cost $557,897,677)		555,661,764

Mortgage-Backed Securities—8.3%

Collateralized Mortgage Obligations—4.9%
Banc of America Funding Corp.
0.317%, 02/27/37 (144A) (b)	16,531,499	15,333,108
Banc of America Funding Trust
0.423%, 1M LIBOR + 0.165%, 09/29/36 (144A) (b)	23,121,623	22,629,093
0.713%, 03/27/36 (144A) (b)	4,946,586	4,705,849
8.023%, 01/27/30 (144A) (b)	20,738,875	7,269,390
Banc of America Mortgage Trust
2.771%, 09/25/35 (b)	27,678	26,800
BCAP LLC Trust
3.133%, 05/26/47 (144A) (b)	3,566,318	3,533,454
Bear Stearns Asset-Backed Securities Trust
33.583%, -4.33x 1M LIBOR + 36.250%, 07/25/36 (b)	212,855	246,957
BRAVO Residential Funding Trust
3.125%, 01/29/70 (144A) (d)	5,981,137	5,655,989
Countrywide Alternative Loan Trust
1.417%, 1M LIBOR + 0.960%, 07/25/35 (b)	19,122	19,094
5.750%, 01/25/37	1,480,772	999,334
6.000%, 01/25/37	1,341,398	1,120,876
15.936%, -2.2 x 1M LIBOR + 16.940%, 06/25/35 (b)	859,335	820,455
26.774%, -4 x 1M LIBOR + 28.600%, 07/25/36 (b)	1,577,971	1,970,058
36.261%, -6 x 1M LIBOR + 39.000%, 08/25/37 (b)	696,231	1,095,271
Countrywide Alternative Loan Trust Resecuritization
4.112%, 08/25/37 (b)	1,984,536	1,218,293
Countrywide Home Loan Reperforming Loan REMIC Trust
5.958%, 03/25/35 (144A) † (b) (k)	2,635,137	243,628
Credit Suisse Mortgage Trust
3.937%, 09/27/60 (144A)	5,360,000	5,124,278
28.014%, -5.5x 1M LIBOR + 30.525%, 02/25/36 (b)	558,196	643,283
CSMC Trust
1.796%, 12/27/60 (144A) (b)	2,164,405	2,060,118
2.000%, 10/25/60 (144A) (b)	1,292,789	1,224,228
Flagstar Mortgage Trust
3.500%, 04/25/48 (144A) (b)	150,376	150,282
Freddie Mac STACR REMIC Trust
2.757%, 1M LIBOR + 2.300%, 01/25/50 (144A) (b)	2,210,000	2,111,254
3.149%, SOFR + 3.050%, 01/25/34 (144A) (b)	4,240,000	3,952,952
GreenPoint Mortgage Funding Trust
0.897%, 1M LIBOR + 0.440%, 06/25/45 (b)	630,071	599,613
GSMPS Mortgage Loan Trust
0.857%, 1M LIBOR + 0.400%, 04/25/36 (144A) (b)	872,518	766,634
HarborView Mortgage Loan Trust
1.457%, 1M LIBOR + 1.000%, 10/25/37 (b)	687,988	717,608
IndyMac INDX Mortgage Loan Trust
1.177%, 1M LIBOR + 0.720%, 01/25/35 (b)	538,283	466,411
JPMorgan Mortgage Trust
6.500%, 01/25/36	65,666	44,107

Collateralized Mortgage Obligations—(Continued)
Legacy Mortgage Asset Trust
3.250%, 06/25/60 (144A) (d)	2,416,821	2,395,718
3.844%, 10/25/66 (144A) (d)	2,770,000	2,662,366
Lehman XS Trust
0.857%, 1M LIBOR + 0.400%, 08/25/46 (b)	979,922	952,366
MASTR Seasoned Securitization Trust
3.465%, 10/25/32 (b)	60,209	61,944
Merrill Lynch Mortgage Investors Trust
2.370%, 05/25/34 (b)	29,066	28,564
2.783%, 08/25/33 (b)	208,930	200,558
Morgan Stanley Mortgage Loan Trust
0.777%, 1M LIBOR + 0.320%, 01/25/35 (b)	298,426	294,888
New Residential Mortgage Loan Trust
3.500%, 12/25/57 (144A) (b)	2,860,000	2,776,358
3.500%, 12/25/58 (144A) (b)	3,598,040	3,579,790
3.750%, 11/25/58 (144A) (b)	4,462,369	4,453,764
4.250%, 09/25/56 (144A) (b)	6,154,740	6,157,729
Nomura Resecuritization Trust
0.707%, 1M LIBOR + 0.260%, 02/26/46 (144A) (b)	1,083,313	1,089,894
NovaStar Mortgage Funding Trust
0.479%, 1M LIBOR + 0.380%, 09/25/46 (b)	275,193	269,363
Prime Mortgage Trust
5.500%, 05/25/35 (144A)	78,430	78,184
RBSGC Mortgage Loan Trust
0.907%, 1M LIBOR + 0.450%, 01/25/37 (b)	386,446	141,349
Residential Accredit Loans, Inc. Trust
1.332%, 11/25/37 (b)	2,096,595	1,981,997
Residential Asset Securitization Trust
5.750%, 02/25/36	893,665	886,471
Seasoned Credit Risk Transfer Trust
4.250%, 05/25/60 (144A) (b)	4,710,000	4,544,437
Sequoia Mortgage Trust
0.904%, 6M LIBOR + 0.680%, 06/20/33 (b)	48,181	47,157
3.722%, 07/25/45 (144A) (b)	5,465	5,448
Structured Adjustable Rate Mortgage Loan Trust
1.731%, 1M LIBOR + 1.500%, 09/25/37 (b)	2,076,397	2,032,603
2.464%, 01/25/35 (b)	148,505	147,389
3.010%, 09/25/35 (b)	335,708	277,274
Structured Asset Mortgage Investments Trust
0.877%, 1M LIBOR + 0.420%, 05/25/46 (b)	108,637	77,291
1.017%, 1M LIBOR + 0.560%, 02/25/36 (b)	2,250,122	2,137,977
WaMu Mortgage Pass-Through Certificates Trust
0.997%, 1M LIBOR + 0.540%, 12/25/45 (b)	195,549	196,617
1.417%, 1M LIBOR + 0.960%, 12/25/45 (b)	5,961,890	3,876,663
1.473%, COFI + 1.250%, 03/25/47 (b)	861,508	831,007
2.229%, 09/25/36 (b)	290,983	268,816
2.709%, 08/25/33 (b)	510,204	514,497
6.223%, -1x 1M LIBOR + 6.680%, 04/25/37 (b) (k)	7,272,120	1,987,432
ZH Trust
2.253%, 02/18/27 (144A)	6,900,000	6,834,340

		136,538,668

Commercial Mortgage-Backed Securities—3.4%
BAMLL Re-REMIC Trust
5.831%, 08/10/45 (144A) (b)	10,513,419	4,205,368

BHFTII-280

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
BFLD Trust
4.597%, 1M LIBOR + 4.200%, 10/15/35 (144A) (b)	2,960,000	$2,882,357
BX Commercial Mortgage Trust
3.549%, 03/11/44 (144A) (b)	9,066,697	8,001,753
CFK Trust
3.458%, 03/15/39 (144A) (b)	4,800,000	4,325,041
Credit Suisse Commercial Mortgage Trust
7.747%, 1M LIBOR + 7.350%, 07/15/32 (144A) (b)	10,905,000	9,051,150
Credit Suisse Mortgage Capital Certificates
3.047%, 1M LIBOR + 2.650%, 05/15/36 (144A) (b)	10,620,000	10,379,682
Credit Suisse Mortgage Capital LLC
4.373%, 09/15/37 (144A)	6,620,000	5,594,215
Credit Suisse Mortgage Trust
3.160%, 12/15/41 (144A)	7,420,000	7,181,003
8.000%, 1M LIBOR + 7.000%, 12/15/22 (144A) (b)	18,450,000	17,959,130
DBUBS Mortgage Trust
3.750%, 08/10/44 † (144A)	5,180,000	140,896
GMAC Commercial Mortgage Securities, Inc.
5.349%, 11/10/45 (b)	10,748	10,202
GS Mortgage Securities Corp. II
2.397%, 1M LIBOR + 2.000%, 05/15/26 (144A) (b)	1,540,000	1,497,799
2.897%, 1M LIBOR + 2.500%, 05/15/26 (144A) (b)	1,540,000	1,500,128
JPMorgan Chase Commercial Mortgage Securities Trust
4.662%, 1M LIBOR + 4.265%, 11/15/38 (144A) (b)	3,760,000	3,628,390
6.222%, 02/15/51 (b)	90,502	81,814
MHC Trust
2.347%, 1M LIBOR + 1.950%, 05/15/23 (144A) (b)	5,620,000	5,420,718
ML-CFC Commercial Mortgage Trust
5.408%, 08/12/48 (b)	189,777	90,476
5.408%, 08/12/48 (144A) (b)	21,714	10,352
6.193%, 09/12/49 (b)	57,446	56,441
6.222%, 09/12/49 (b)	79,389	77,992
Multifamily Trust
14.508%, 04/25/46 (144A) (b)	3,548,157	4,008,002
SMR Mortgage Trust
6.301%, 1M TSFR + 6.000%, 02/15/39 (144A) (b)	2,864,834	2,819,004
Soho Trust
2.697%, 08/10/38 (144A) (b)	3,330,000	2,814,701
UBS-Barclays Commercial Mortgage Trust
5.000%, 05/10/63 (144A) † (b)	3,289,989	89,201
Waikiki Beach Hotel Trust
2.427%, 1M LIBOR + 2.030%, 12/15/33 (144A) (b)	1,860,000	1,804,129
Waterfall Commercial Mortgage Trust
4.104%, 09/14/22 (144A) (b)	450,223	445,627

		94,075,571

Total Mortgage-Backed Securities (Cost $234,483,714)		230,614,239

Asset-Backed Securities—7.8%

Asset-Backed - Automobile—0.3%
Avis Budget Rental Car Funding AESOP LLC
3.710%, 08/20/27 (144A)	7,750,000	7,190,163

Asset-Backed - Home Equity—0.2%
Bear Stearns Asset-Backed Securities Trust
1.197%, 1M LIBOR + 0.740%, 01/25/34 (b)	8,770	8,306
WaMu Asset-Backed Certificates Trust
0.627%, 1M LIBOR + 0.170%, 07/25/47 (b)	7,377,608	5,949,617

		5,957,923

Asset-Backed - Manufactured Housing—0.1%
Origen Manufactured Housing Contract Trust
1.862%, 10/15/37 (b)	492,177	461,158
2.627%, 04/15/37 (b)	495,782	468,013
UCFC Manufactured Housing Contract
7.095%, 04/15/29 (b)	1,621,358	1,540,766

		2,469,937

Asset-Backed - Other—6.5%
American Money Management Corp. CLO, Ltd.
6.051%, 3M LIBOR + 5.810%, 04/17/29 (144A) (b)	6,300,000	6,054,426
Apidos CLO
7.004%, 3M LIBOR + 6.750%, 04/20/31 (144A) (b)	5,490,000	5,286,782
Applebee’s Funding LLC / IHOP Funding LLC
4.194%, 06/05/49 (144A)	2,970,000	2,947,395
Avery Point CLO, Ltd.
3.265%, 3M LIBOR + 2.950%, 08/05/27 (144A) (b)	1,540,000	1,523,408
Barings CLO, Ltd.
5.934%, 3M LIBOR + 5.680%, 01/20/32 (144A) (b)	5,740,000	5,508,230
Bear Stearns Asset-Backed Securities Trust
6.000%, 10/25/36	1,121,369	688,001
Benefit Street Partners CLO IV, Ltd.
3.854%, 3M LIBOR + 3.600%, 01/20/32 (144A) (b)	3,120,000	3,119,966
Canyon Capital CLO, Ltd.
6.651%, 3M LIBOR + 6.410%, 04/15/34 (144A) (b)	750,000	725,075
Carlyle Global Market Strategies, CLO Ltd.
1.556%, 3M LIBOR + 1.050%, 05/15/31 (144A) (b)	9,007,081	8,958,244
Carlyle U.S. CLO, Ltd.
3.954%, 3M LIBOR + 3.700%, 07/20/31 (144A) (b)	8,500,000	8,350,731
Cathedral Lake VI, Ltd.
7.468%, 3M LIBOR + 7.210%, 04/25/34 (144A) (b)	2,650,000	2,527,149
Catskill Park CLO, Ltd.
6.254%, 3M LIBOR + 6.000%, 04/20/29 (144A) (b)	7,600,000	7,127,592
Cook Park CLO, Ltd. 5.641%, 3M LIBOR + 5.400%, 04/17/30 (144A) (b)	750,000	717,713
Countrywide Revolving Home Equity Loan Resecuritization Trust 0.697%, 1M LIBOR + 0.300%, 12/15/33 (144A) (b)	57,241	54,985
CVP CLO, Ltd. 2.904%, 3M LIBOR + 2.650%, 01/20/31 (144A) (b)	4,500,000	4,249,683
Dividend Solar Loans LLC 3.670%, 08/22/39 (144A)	3,766,809	3,730,364
Dryden 75 CLO, Ltd. 6.841%, 3M LIBOR + 6.600%, 04/15/34 (144A) (b)	7,200,000	6,990,358
Dryden Senior Loan Fund 6.654%, 3M LIBOR + 6.400%, 04/20/34 (144A) (b)	2,790,000	2,717,181
FNA VI LLC 1.350%, 01/10/32 (144A)	1,233,885	1,177,664
Fortress Credit BSL XII, Ltd. 7.266%, 3M LIBOR + 7.130%, 10/15/34 (144A) † (b)	2,250,000	2,096,667

BHFTII-281

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Golub Capital Partners CLO 53B, Ltd. 6.954%, 3M LIBOR + 6.700%, 07/20/34 (144A) (b)	3,640,000	$3,549,404
Greenwood Park CLO, Ltd. 5.191%, 3M LIBOR + 4.950%, 04/15/31 (144A) (b)	7,380,000	6,878,551
Greywolf CLO IV, Ltd. 3.891%, 3M LIBOR + 3.650%, 04/17/34 (144A) (b)	4,090,000	4,078,487
HalseyPoint CLO, Ltd. 8.454%, 3M LIBOR + 8.200%, 01/20/33 (144A) (b)	2,770,000	2,561,062
LCM, Ltd. 5.754%, 3M LIBOR + 5.500%, 10/20/28 (144A) (b)	3,850,000	3,621,452
Long Beach Mortgage Loan Trust 0.969%, 1M LIBOR + 0.520%, 01/21/31 (b)	6,316	6,226
Marathon CLO 14, Ltd. 3.554%, 3M LIBOR + 3.300%, 01/20/33 (144A) (b)	2,950,000	2,948,360
Midocean Credit CLO VII 4.121%, 3M LIBOR + 3.880%, 07/15/29 (144A) (b)	4,000,000	3,887,852
Neuberger Berman Loan Advisers CLO 44, Ltd. 6.241%, 3M LIBOR + 6.000%, 10/16/34 (144A) (b)	4,570,000	4,447,693
Oaktree CLO, Ltd.
4.059%, 3M LIBOR + 3.800%, 04/22/30 (144A) (b)	5,300,000	5,165,995
5.454%, 3M LIBOR + 5.200%, 10/20/27 (144A) (b)	5,000,000	4,950,270
Ocean Trails CLO X 7.811%, 3M LIBOR + 7.570%, 10/15/34 (144A) (b)	5,290,000	4,933,422
Peace Park CLO, Ltd. 6.254%, 3M LIBOR + 6.000%, 10/20/34 (144A) (b)	3,770,000	3,591,423
RR 18, Ltd. 6.491%, 3M LIBOR + 6.250%, 10/15/34 (144A) (b)	7,070,000	6,887,134
Saranac CLO III, Ltd. 4.184%, 3M LIBOR + 3.250%, 06/22/30 (144A) (b)	4,652,501	4,488,542
SBA Small Business Investment Cos. 2.845%, 03/10/27	1,623,594	1,586,905
Sculptor CLO XXVI, Ltd. 7.504%, 3M LIBOR + 7.250%, 07/20/34 (144A) (b)	4,370,000	4,255,659
Structured Asset Securities Corp. Mortgage Loan Trust 0.677%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	2,551,994	76,744
Symphony CLO, Ltd.
1.201%, 3M LIBOR + 0.960%, 04/16/31 (144A) (b)	2,250,000	2,234,770
5.441%, 3M LIBOR + 5.200%, 04/16/31 (144A) (b)	1,890,000	1,791,788
TCI-Symphony CLO, Ltd.
3.344%, 3M LIBOR + 3.100%, 10/13/32 (144A) (b)	1,720,000	1,681,541
6.994%, 3M LIBOR + 6.750%, 10/13/32 (144A) (b)	7,640,000	7,439,656
Thrust Engine Leasing Trust 4.163%, 07/15/40 (144A)	1,567,825	1,464,767
Towd Point Mortgage Trust 3.414%, 06/25/57 (144A) (b)	2,900,000	2,760,985
Treman Park CLO, Ltd. 2.904%, 3M LIBOR + 2.650%, 10/20/28 (144A) (b)	750,000	746,446
Venture CLO, Ltd. 5.981%, 3M LIBOR + 5.740%, 04/15/27 (144A) (b)	4,000,000	3,543,392
Voya CLO, Ltd.
6.261%, 3M LIBOR + 6.020%, 06/07/30 (144A) (b)	3,100,000	2,898,162
7.204%, 3M LIBOR + 6.950%, 04/20/34 (144A) (b)	2,360,000	2,319,151
WhiteHorse, Ltd. 3.891%, 3M LIBOR + 3.650%, 10/15/31 (144A) (b)	6,180,000	5,988,642
Z Capital Credit Partners CLO, Ltd. 4.441%, 3M LIBOR + 4.200%, 07/15/33 (144A) (b)	4,290,000	4,188,846

		179,524,941

Asset-Backed - Student Loan—0.7%
Education Funding LLC 0.608%, 3M LIBOR + 0.350%, 04/25/33 (144A) (b)	3,689,344	2,916,378
National Collegiate Student Loan Trust 0.747%, 1M LIBOR + 0.290%, 01/25/33 (b)	3,540,171	3,353,846
Navient Private Education Refi Loan Trust 2.500%, 09/16/69 (144A)	4,470,000	4,195,316
SMB Private Education Loan Trust
1.590%, 01/15/53 (144A)	4,550,000	4,235,885
3.860%, 01/15/53 (144A)	6,240,000	5,964,347

		20,665,772

Total Asset-Backed Securities (Cost $221,360,748)		215,808,736

U.S. Treasury & Government Agencies—7.6%

Agency Sponsored Mortgage - Backed—6.7%
Connecticut Avenue Securities Trust (CMO)
2.557%, 1M LIBOR + 2.100%, 10/25/39 (144A) (b)	1,185,740	1,185,740
3.199%, SOFR + 3.100%, 10/25/41 (144A) (b)	6,140,000	5,649,261
3.857%, 1M LIBOR + 3.400%, 10/25/39 (144A) (b)	11,030,000	10,660,225
4.557%, 1M LIBOR + 4.100%, 07/25/39 (144A) (b)	1,960,000	1,955,095
4.807%, 1M LIBOR + 4.350%, 04/25/31 (144A) (b)	5,000,000	5,050,110
Fannie Mae 15 Yr. Pool 2.000%, 07/01/36	4,715,723	4,585,405
Fannie Mae 20 Yr. Pool
2.000%, 08/01/41	4,702,653	4,413,084
2.500%, 07/01/41	2,764,421	2,672,383
Fannie Mae 30 Yr. Pool
2.000%, 06/01/51	14,189,453	13,202,363
2.000%, 08/01/51	2,828,042	2,634,350
2.500%, 04/01/51	8,920,508	8,527,089
2.500%, 09/01/51	386,163	371,543
2.500%, 10/01/51	1,743,858	1,672,966
3.000%, 06/01/51	17,410,850	17,082,687
3.500%, 08/01/45	20,622,122	21,008,930
4.500%, 04/01/48	1,429,784	1,499,296
4.500%, 04/01/49	56,330	58,517
4.500%, 10/01/49	31,930	33,076
7.000%, 05/01/26	347	354
7.000%, 07/01/30	194	197
7.000%, 01/01/31	104	108
7.000%, 07/01/31	950	1,001
7.000%, 09/01/31	950	990
7.000%, 10/01/31	1,023	1,066
7.000%, 11/01/31	14,177	14,872
7.000%, 01/01/32	4,526	4,618
7.500%, 01/01/30	231	256
7.500%, 02/01/30	232	232
7.500%, 06/01/30	30	31
7.500%, 08/01/30	59	60
7.500%, 09/01/30	285	305
7.500%, 10/01/30	11	11
7.500%, 11/01/30	7,530	7,812
7.500%, 02/01/31	684	687

BHFTII-282

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
8.000%, 08/01/27	111	$113
8.000%, 07/01/30	252	282
8.000%, 09/01/30	307	317
Fannie Mae Connecticut Avenue Securities (CMO)
2.707%, 1M LIBOR + 2.250%, 07/25/30 (b)	4,847,679	4,884,189
4.007%, 1M LIBOR + 3.550%, 07/25/30 (b)	6,050,000	5,989,414
4.707%, 1M LIBOR + 4.250%, 01/25/31 (b)	3,230,000	3,236,048
Fannie Mae Pool 4.500%, 08/01/58	91,595	97,678
Fannie Mae REMICS (CMO)
0.807%, 1M LIBOR + 0.350%, 05/25/34 (b)	44,731	44,747
4.500%, 06/25/29	55,668	56,749
Freddie Mac 20 Yr. Pool 3.000%, 06/01/35	3,143,298	3,136,493
Freddie Mac 30 Yr. Gold Pool 7.000%, 03/01/39	45,115	50,721
Freddie Mac 30 Yr. Pool
4.000%, 04/01/47	7,232,274	7,459,033
4.500%, 02/01/47	2,286,324	2,397,826
Freddie Mac Multifamily Structured Pass-Through Certificates 1.343%, 08/25/42 (b) (k)	70,400,000	228,948
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
3.099%, SOFR + 3.000%, 12/25/50 (144A) (b)	8,290,000	7,750,762
4.157%, 1M LIBOR + 3.700%, 12/25/30 (144A) (b)	4,580,000	4,442,672
4.207%, 1M LIBOR + 3.750%, 08/25/50 (144A) (b)	839,862	840,856
4.907%, 1M LIBOR + 4.450%, 03/25/30 (b)	8,840,000	9,215,912
4.957%, 1M LIBOR + 4.500%, 02/25/24 (b)	1,416,229	1,445,349
5.557%, 1M LIBOR + 5.100%, 06/25/50 (144A) (b)	5,669,492	5,868,689
5.607%, 1M LIBOR + 5.150%, 10/25/29 (b)	8,310,000	8,913,710
Ginnie Mae I 30 Yr. Pool
5.500%, 01/15/34	20,750	22,950
5.500%, 04/15/34	5,291	5,821
5.500%, 07/15/34	33,240	36,768
5.500%, 10/15/34	31,923	34,426
5.750%, 10/15/38	24,274	26,096
6.000%, 02/15/33	706	777
6.000%, 03/15/33	2,240	2,458
6.000%, 06/15/33	1,587	1,745
6.000%, 07/15/33	3,073	3,330
6.000%, 09/15/33	1,153	1,231
6.000%, 10/15/33	1,537	1,663
6.500%, 03/15/29	493	527
6.500%, 02/15/32	345	377
6.500%, 03/15/32	351	385
6.500%, 11/15/32	625	690
7.000%, 03/15/31	61	62
Ginnie Mae II 30 Yr. Pool
2.000%, 07/20/51	2,866,119	2,737,093
2.500%, 03/20/51	3,286,062	3,191,445
2.500%, 05/20/51	371,158	358,810
3.500%, 12/20/50	3,236,602	3,262,167
4.500%, 11/20/50	1,435,957	1,493,765
4.500%, 12/20/50	240,443	250,478
5.500%, 03/20/34	3,315	3,680
6.000%, 05/20/32	4,448	4,857

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
6.000%, 11/20/33	5,314	5,804
Government National Mortgage Association
Zero Coupon, 04/16/52 (b) (k)	3,354,125	34
0.081%, 03/16/47 (b) (k)	2,854,397	5,567
0.631%, 07/16/58 (b) (k)	1,767,171	62,685
Government National Mortgage Association (CMO) 3.000%, 04/20/41	63,755	64,210
Multifamily Connecticut Avenue Securities Trust
3.707%, 1M LIBOR + 3.250%, 10/15/49 (144A) (b)	2,839,450	2,686,245
4.207%, 1M LIBOR + 3.750%, 03/25/50 (144A) (b)	3,930,000	3,780,537

		186,401,911

U.S. Treasury—0.9%
U.S. Treasury Note 1.500%, 02/29/24 (a)	24,260,000	23,906,524

Total U.S. Treasury & Government Agencies (Cost $223,069,106)		210,308,435

Foreign Government—3.4%

Municipal—0.1%
Ciudad Autonoma De Buenos Aires 7.500%, 06/01/27	4,520,000	4,051,095

Regional Government—0.6%
Provincia de Buenos Aires 3.900%, 09/01/37 (144A) (d)	27,455,990	11,696,526
Provincia de Cordoba 5.000%, 06/01/27 (144A) (d)	5,515,415	3,612,652

		15,309,178

Sovereign—2.7%
Bahamas Government International Bond 5.750%, 01/16/24 (144A)	2,570,000	2,309,171
Brazilian Government International Bond 6.000%, 04/07/26 (a)	2,970,000	3,217,698
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 08/15/26 (EUR)	3,430,000	3,746,695
Dominican Republic International Bonds
5.500%, 02/22/29 (144A) (a)	3,600,000	3,555,000
6.000%, 02/22/33 (144A) (a)	3,800,000	3,708,838
Gabon Government International Bond 7.000%, 11/24/31 (144A)	4,600,000	4,412,228
Indonesia Government International Bonds
5.125%, 01/15/45 (a)	3,000,000	3,316,807
5.250%, 01/17/42	6,140,000	6,846,100
Indonesia Treasury Bonds
6.500%, 02/15/31 (IDR)	9,599,000,000	656,862
7.000%, 05/15/27 (IDR)	223,092,000,000	16,268,746
8.375%, 09/15/26 (IDR)	66,608,000,000	5,134,741
Ivory Coast Government International Bond 4.875%, 01/30/32 (144A) (EUR)	1,630,000	1,585,290
Kuwait International Government Bond 3.500%, 03/20/27 (144A)	7,230,000	7,521,369

BHFTII-283

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Mexico Government International Bond 4.125%, 01/21/26 (a)	4,280,000	$4,490,234
Panama Government International Bond 4.500%, 04/01/56	2,700,000	2,638,791
Peruvian Government International Bond 2.783%, 01/23/31 (a)	4,030,000	3,794,245
Russian Federal Bond - OFZ 7.050%, 01/19/28 (RUB) (g)	1,565,280,000	577,949

		73,780,764

Total Foreign Government (Cost $121,430,791)		93,141,037

Convertible Preferred Stocks—1.2%

Banks—0.2%
Wells Fargo & Co., Series L 7.500%	4,965	6,578,625

Pipelines—1.0%
MPLX L.P. 8.462% (d) (e) (f)	329,615	12,188,461
Targa Resources Corp. 9.500%	14,730	15,827,808

		28,016,269

Total Convertible Preferred Stocks (Cost $31,777,279)		34,594,894

Convertible Bonds—0.7%

Airlines—0.1%
Spirit Airlines, Inc. 1.000%, 05/15/26 (a)	4,173,000	3,743,181

Entertainment—0.2%
DraftKings, Inc. Zero Coupon, 03/15/28	8,200,000	5,891,700

Leisure Time—0.0%
Liberty TripAdvisor Holdings, Inc. 0.500%, 06/30/51 (144A)	740,000	606,514

Media—0.3%
Dish Network Corp. 3.375%, 08/15/26	7,320,000	6,584,340
Liberty Latin America, Ltd. 2.000%, 07/15/24	1,316,000	1,193,447

		7,777,787

Real Estate Investment Trusts—0.1%
Granite Point Mortgage Trust, Inc. 5.625%, 12/01/22 (144A)	1,150,000	1,139,219

Total Convertible Bonds (Cost $20,664,726)		19,158,401

Preferred Stocks—0.1%
Security Description	Shares/ Principal Amount*	Value

Capital Markets—0.1%
B Riley Financial, Inc.
5.250%, 08/31/28 (a)	68,700	$1,647,426
5.500%, 03/31/26	76,800	1,920,000

Total Preferred Stocks (Cost $3,637,500)		3,567,426

Common Stocks—0.1%

Auto Components—0.0%
Lear Corp. (a)	399	56,893

Chemicals—0.0%
LyondellBasell Industries NV - Class A	23	2,382

Media—0.0%
Cengage Learning, Inc.	10,995	189,664

Oil, Gas & Consumable Fuels—0.1%
Ascent CNR Corp. - Class A	1,399,556	27,991
Berry Corp. (a)	170,615	1,760,747

		1,788,738

Total Common Stocks (Cost $2,222,896)		2,037,677

Municipals—0.0%
Virginia Housing Development Authority 6.000%, 06/25/34 (Cost $331,565)	335,115	342,100

Escrow Shares—0.0%

Forest Products & Paper—0.0%
Sino-Forest Corp. (e) (f) (l)	1,246,000	0
Sino-Forest Corp. (e) (f) (l)	500,000	0

Total Escrow Shares (Cost $0)		0

Short-Term Investment—0.2%

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $5,076,796; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $5,178,419.	5,076,796	5,076,796

Total Short-Term Investments (Cost $5,076,796)		5,076,796

BHFTII-284

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (m)—16.9%

Security Description	Principal Amount*	Value

Certificates of Deposit—7.1%
Bank of Montreal 0.300%, 06/02/22	10,000,000	$9,992,660
Bank of Nova Scotia
0.320%, 06/07/22	5,000,000	4,995,920
0.400%, SOFR + 0.130%, 07/07/22 (b)	3,000,000	3,000,000
0.520%, SOFR + 0.250%, 02/17/23 (b)	5,000,000	4,988,887
Barclays Bank plc 0.180%, 04/07/22	11,000,000	10,999,593
BNP Paribas S.A. 0.490%, SOFR + 0.220%, 11/17/22 (b)	10,000,000	9,985,920
Canadian Imperial Bank of Commerce (NY)
0.520%, SOFR + 0.250%, 02/03/23 (b)	10,000,000	9,985,152
0.770%, SOFR + 0.500%, 03/03/23 (b)	12,000,000	12,007,622
Cooperatieve Rabobank UA 0.840%, SOFR + 0.570%, 09/19/22 (b)	10,000,000	10,000,000
Credit Agricole S.A. 0.590%, 05/24/22	3,000,000	2,999,640
Credit Industriel et Commercial Zero Coupon, 04/14/22	10,000,000	9,998,300
Credit Industriel et Commercial (NY) 0.480%, SOFR + 0.210%, 11/08/22 (b)	5,000,000	4,990,775
Credit Suisse Group AG 0.830%, 06/03/22	10,000,000	10,001,840
Goldman Sachs Bank USA 0.470%, SOFR + 0.190%, 09/02/22 (b)	3,000,000	2,996,178
Mitsubishi UFJ Trust and Banking Corp. 0.430%, SOFR + 0.160%, 07/22/22 (b)	10,000,000	9,993,590
MUFG Bank Ltd. 0.250%, 05/04/22	5,000,000	4,998,530
National Australia Bank, Ltd. Zero Coupon, 04/25/22	3,000,000	2,998,920
National Westminster Bank plc 0.440%, 05/11/22	5,000,000	4,999,100
Natixis S.A. (New York)
0.330%, 06/09/22	1,000,000	999,154
0.450%, SOFR + 0.180%, 06/17/22 (b)	5,000,000	4,998,717
Nordea Bank Abp. 0.720%, SOFR + 0.450%, 08/30/22 (b)	5,000,000	4,999,990
Oversea-Chinese Banking Corp., Ltd.
Zero Coupon, 04/14/22	1,700,000	1,699,711
0.720%, SOFR + 0.440%, 09/26/22 (b)	5,000,000	5,000,997
Royal Bank of Canada 0.520%, SOFR + 0.250%, 01/11/23 (b)	6,000,000	5,985,972
Standard Chartered Bank (NY) 0.460%, SOFR + 0.190%, 08/25/22 (b)	8,000,000	7,993,466
Sumitomo Mitsui Banking Corp. 0.450%, SOFR + 0.180%, 08/09/22 (b)	5,000,000	4,995,115
Sumitomo Mitsui Trust Bank, Ltd.
Zero Coupon, 04/19/22	4,000,000	3,999,000
0.430%, SOFR + 0.160%, 07/22/22 (b)	6,000,000	5,994,666
Toronto-Dominion Bank (The)
0.530%, SOFR + 0.250%, 02/09/23 (b)	8,000,000	7,999,998
0.820%, FEDEFF PRV + 0.490%, 12/23/22 (b)	5,000,000	4,998,520
Westpac Banking Corp. 0.500%, SOFR + 0.230%, 02/17/23 (b)	7,000,000	6,978,111

		196,576,044

Commercial Paper—1.4%
Antalis S.A. 0.800%, 06/01/22	5,000,000	$4,991,965
DNB Bank ASA 0.830%, SOFR + 0.550%, 09/07/22 (b)	5,000,000	5,001,995
Macquarie Bank Ltd. 0.510%, SOFR + 0.230%, 08/04/22 (b)	3,000,000	2,997,693
Skandinaviska Enskilda Banken AB 0.200%, 04/28/22	7,000,000	6,997,340
Societe Generale 0.460%, SOFR + 0.190%, 08/18/22 (b)	8,000,000	7,991,928
UBS AG 0.350%, 06/08/22	10,000,000	9,984,960

		37,965,881

Repurchase Agreements—6.2%
Barclays Bank plc Repurchase Agreement dated 03/31/22 at 0.600%, due on 05/05/22 with a maturity value of $2,001,167; collateralized by various Common Stock with an aggregate market value of $2,222,914.	2,000,000	2,000,000
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $16,054,983; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $16,375,963.	16,054,862	16,054,862
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $3,001,808; collateralized by U.S. Treasury Obligations with rates ranging from 1.375% - 4.375%, maturity dates ranging from 02/15/39 - 05/15/47, and various Common Stock with an aggregate market value of $3,060,404.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/22 at 0.620%, due on 05/05/22 with a maturity value of $2,001,206; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 3.875%, maturity dates ranging from 04/21/22 - 05/15/51, and various Common Stock with an aggregate market value of $2,140,122.	2,000,000	2,000,000
Citigroup Global Markets, Ltd. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $3,900,033; collateralized by U.S. Treasury and Foreign Obligations with rates ranging from 0.125% - 2.875%, maturity dates ranging from 08/15/23 - 02/15/51, and an aggregate market value of $3,978,001.	3,900,000	3,900,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/22 at 0.260%, due on 04/01/22 with a maturity value of $3,147,615; collateralized by U.S. Government Agency Obligations with rates ranging from 0.350% - 6.625%, maturity dates ranging from 04/05/22 - 11/15/30, and an aggregate market value of $3,210,565.	3,147,593	3,147,593

BHFTII-285

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $39,002,427; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $39,802,187.	39,000,000	$39,000,000
Repurchase Agreement dated 03/31/22 at 0.450%, due on 04/07/22 with a maturity value of $32,002,800; collateralized by U.S. Treasury Obligations with rates ranging from 0.500% - 3.000%, maturity dates ranging from 11/30/23 - 08/15/48, and various Common Stock with an aggregate market value of $35,385,558.	32,000,000	32,000,000
NBC Global Finance, Ltd.
Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $10,000,122; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $11,103,766.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.485%, due on 04/07/22 with a maturity value of $400,038; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $444,151.	400,000	400,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $4,000,033; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 04/30/22 - 02/15/49, and an aggregate market value of $4,080,307.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/22 at 0.360%, due on 04/01/22 with a maturity value of $19,800,198; collateralized by various Common Stock with an aggregate market value of $22,001,818.	19,800,000	19,800,000
Repurchase Agreement dated 03/31/22 at 0.380%, due on 04/01/22 with a maturity value of $6,000,063; collateralized by various Common Stock with an aggregate market value of $6,667,218.	6,000,000	6,000,000
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $10,000,114; collateralized by various Common Stock with an aggregate market value of $11,112,897.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $10,600,866; collateralized by various Common Stock with an aggregate market value of $11,779,671.	10,600,000	10,600,000
TD Prime Services LLC Repurchase Agreement dated 03/31/22 at 0.400%, due on 04/01/22 with a maturity value of $10,000,111; collateralized by various Common Stock with an aggregate market value of $11,581,883.	10,000,000	10,000,000

		171,902,455

Time Deposits—1.9%
Australia New Zealand Banking Group, Ltd
0.310%, 04/01/22	10,000,000	10,000,000
Jyske Bank A/S
0.750%, 04/11/22	3,000,000	3,000,000
National Bank of Canada
0.370%, OBFR + 0.050%, 04/07/22 (b)	20,000,000	20,000,000
Rabobank (New York)
0.310%, 04/01/22	5,000,000	5,000,000
Skandi (NY)
0.300%, 04/01/22	15,000,000	15,000,000

		53,000,000

Mutual Funds—0.3%
Fidelity Government Portfolio, Institutional Class 0.160% (n)	10,000,000	10,000,000

Total Securities Lending Reinvestments (Cost $469,586,881)		469,444,380

Total Purchased Options—0.1% (o) (Cost $6,876,355)		2,870,006
Total Investments—113.5% (Cost $3,237,266,970)		3,142,992,209
Unfunded Loan Commitments—(0.1)% (Cost $(1,394,391))		(1,394,391)
Net Investments—113.4% (Cost $3,235,872,579))		3,141,597,818
Other assets and liabilities (net)—(13.4)%		(373,323,658)

Net Assets—100.0%		$2,768,274,160

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $7,742,029, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $497,093,541 and the collateral received consisted of cash in the amount of $469,551,480 and non-cash collateral with a value of $53,119,730. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

BHFTII-286

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(d)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(e)	Security was valued in good faith under procedures approved by the Board of Trustees. As of March 31, 2022, these securities represent 0.4% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after March 31, 2022, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Interest only security.
(l)	Non-income producing security.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(n)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(o)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $1,279,698,548, which is 46.2% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Countrywide Home Loan Reperforming Loan REMIC Trust, 5.958%, 03/25/35	01/08/15	$2,635,137	$383,742	$243,628
DBUBS Mortgage Trust, 3.750%, 08/10/44	05/19/14	5,180,000	3,004,400	140,896
Fortress Credit BSL XII, Ltd., 7.266%, 10/15/34	08/20/21	2,250,000	2,193,750	2,096,667
Liberty Mutual Insurance Co., 7.697%, 10/15/97	06/08/11-05/30/12	2,600,000	2,522,511	3,521,020
Midwest Vanadium Pty, Ltd., 13.250%, 02/15/18	05/24/11	931,574	960,686	0
Northwest Acquisitions ULC / Dominion Finco, Inc., 7.125%, 11/01/22	10/06/17-11/21/19	8,475,000	8,034,929	85
UBS-Barclays Commercial Mortgage Trust, 5.000%, 05/10/63	11/21/14	1,649,989	579,312	14,040
Uniquify, Inc., 6.000%, 06/15/24	06/28/21	1,720,000	1,720,000	1,725,693

				$7,742,029

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	8,700,000	BNP	04/19/22	USD	6,335,832	$175,494
AUD	10,270,000	BNP	04/19/22	USD	7,469,533	216,825
AUD	10,270,000	BNP	04/19/22	USD	7,493,724	192,635
AUD	5,490,000	JPMC	04/19/22	USD	3,912,740	196,132
AUD	9,150,000	JPMC	04/19/22	USD	6,508,395	339,724
AUD	10,650,000	JPMC	04/19/22	USD	7,529,255	441,506
AUD	10,930,000	JPMC	04/19/22	USD	7,720,296	460,025
AUD	18,410,000	JPMC	04/19/22	USD	12,901,967	876,598
AUD	30,555,034	JPMC	04/19/22	USD	21,907,104	961,149
BRL	7,590,000	CBNA	04/19/22	USD	1,299,213	288,136
BRL	4,693,206	MSCS	04/19/22	USD	807,920	173,602
BRL	30,420,000	MSCS	04/19/22	USD	5,966,461	395,481
CAD	8,640,055	CBNA	04/19/22	USD	6,788,120	122,563
CAD	9,450,000	GSBU	04/19/22	USD	7,443,377	115,134
CAD	8,660,000	MSCS	04/19/22	USD	6,798,339	128,296
CAD	10,780,000	MSCS	04/19/22	USD	8,479,189	143,113
CAD	12,910,000	MSCS	04/19/22	USD	10,190,020	135,946
CAD	13,759,100	MSCS	04/19/22	USD	10,773,706	231,406
CAD	61,461,809	MSCS	04/19/22	USD	48,294,354	865,411
EUR	12,682,800	GSBU	04/05/22	USD	14,356,930	(326,205)
EUR	5,080,000	BNP	04/19/22	USD	5,750,089	(127,917)
EUR	1,316,000	CBNA	04/19/22	USD	1,505,027	(48,575)
EUR	1,697,000	CBNA	04/19/22	USD	1,943,003	(64,888)

BHFTII-287

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	5,142,000	CBNA	04/19/22	USD	5,660,159	$30,630
EUR	6,310,000	CBNA	04/19/22	USD	7,171,675	(188,229)
EUR	7,270,000	CBNA	04/19/22	USD	8,190,244	(144,340)
EUR	2,400,000	MSCS	04/19/22	USD	2,730,888	(74,744)
EUR	4,720,000	MSCS	04/19/22	USD	5,412,853	(189,103)
EUR	4,750,000	MSCS	04/19/22	USD	5,380,077	(123,124)
IDR	15,000,000,000	CBNA	04/19/22	USD	1,036,771	6,988
JPY	1,778,460,000	BOA	04/19/22	USD	15,401,989	(789,455)
JPY	3,366,130,000	CBNA	04/19/22	USD	29,201,526	(1,544,064)
JPY	738,666,000	MSCS	04/19/22	USD	6,122,414	(53,241)
JPY	1,181,050,000	MSCS	04/19/22	USD	10,279,037	(575,060)
MXN	14,000,000	CBNA	04/19/22	USD	675,806	26,226
MXN	37,209,000	CBNA	04/19/22	USD	1,824,579	41,272
MXN	37,379,000	CBNA	04/19/22	USD	1,873,268	1,108
MXN	71,760,000	CBNA	04/19/22	USD	3,389,576	208,840
MXN	98,890,000	CBNA	04/19/22	USD	4,714,211	244,643
MXN	151,720,000	CBNA	04/19/22	USD	7,252,841	355,181
MXN	185,930,000	CBNA	04/19/22	USD	8,835,078	488,409
MXN	215,210,000	CBNA	04/19/22	USD	10,239,902	551,836
MXN	509,747,096	CBNA	04/19/22	USD	24,318,835	1,242,509
MXN	54,797,136	MSCS	04/19/22	USD	2,642,010	105,801
MXN	298,270,000	MSCS	04/19/22	USD	14,216,534	740,259
MXN	153,535,200	JPMC	05/17/22	USD	7,280,000	380,892
NOK	59,410,000	BNP	04/19/22	USD	6,796,316	(49,368)
NOK	672,182,245	BNP	04/19/22	USD	76,285,895	51,071
NOK	31,365,513	GSBU	04/19/22	USD	3,587,500	(25,448)
NZD	13,348,546	GSBU	04/19/22	USD	8,950,867	298,493
NZD	23,089,685	MSCS	04/19/22	USD	15,732,388	266,719
RUB	613,461,382	JPMC	04/15/22	USD	7,866,907	(390,205)
RUB	300,736,586	BOA	04/19/22	USD	3,816,696	(171,558)
RUB	473,730,648	GSBU	04/19/22	USD	5,806,146	(64,199)
RUB	769,315,368	GSBU	04/19/22	USD	9,893,141	(568,499)
RUB	4,394,984,852	GSBU	04/19/22	USD	57,021,444	(3,751,147)
RUB	626,380,000	MSCS	04/19/22	USD	8,008,387	(416,222)
RUB	801,355,000	MSCS	04/19/22	USD	10,192,352	(479,368)
ZAR	198,594	CBNA	04/19/22	USD	12,557	1,008

Contracts to Deliver
AUD	6,740,000	BNP	04/19/22	USD	4,948,212	(96,195)
AUD	6,730,000	BNP	04/19/22	USD	4,980,436	(56,487)
AUD	12,430,000	GSBU	04/19/22	USD	8,964,019	(338,945)
AUD	8,870,000	GSBU	04/19/22	USD	6,434,564	(203,995)
AUD	8,370,000	GSBU	04/19/22	USD	6,272,394	8,049
AUD	1,390,000	GSBU	04/19/22	USD	1,022,838	(17,477)
AUD	12,770,000	JPMC	04/19/22	USD	9,355,302	(202,128)
AUD	7,260,000	JPMC	04/19/22	USD	5,318,284	(115,306)
AUD	7,120,000	JPMC	04/19/22	USD	5,126,208	(202,602)
AUD	5,710,000	JPMC	04/19/22	USD	4,137,289	(136,237)
AUD	5,610,000	JPMC	04/19/22	USD	3,996,424	(202,259)
AUD	5,610,000	JPMC	04/19/22	USD	4,002,056	(196,627)
AUD	4,200,000	JPMC	04/19/22	USD	3,044,882	(98,517)
AUD	3,910,000	JPMC	04/19/22	USD	2,845,268	(81,087)
AUD	3,690,000	JPMC	04/19/22	USD	2,693,789	(67,912)
AUD	3,690,000	JPMC	04/19/22	USD	2,696,556	(65,144)
AUD	3,580,000	JPMC	04/19/22	USD	2,558,103	(121,270)
AUD	1,790,000	JPMC	04/19/22	USD	1,279,052	(60,635)
AUD	175,001	JPMC	04/19/22	USD	126,998	(3,978)
AUD	26,829	JPMC	04/19/22	USD	19,610	(470)
BRL	28,060,000	CBNA	04/19/22	USD	5,907,368	38,989

BHFTII-288

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
BRL	18,710,000	CBNA	04/19/22	USD	3,454,324	$(458,626)
CAD	8,850,000	CBNA	04/19/22	USD	7,037,717	(40,888)
CAD	7,270,000	CBNA	04/19/22	USD	5,773,819	(41,036)
CAD	6,454,776	CBNA	04/19/22	USD	5,143,311	(19,493)
CAD	14,890,000	MSCS	04/19/22	USD	11,766,649	(143,005)
CAD	11,700,000	MSCS	04/19/22	USD	9,311,024	(47,133)
CAD	8,910,000	MSCS	04/19/22	USD	7,125,606	(991)
CAD	8,530,000	MSCS	04/19/22	USD	6,830,773	8,117
CAD	8,500,000	MSCS	04/19/22	USD	6,812,168	13,507
CAD	4,728,733	MSCS	04/19/22	USD	3,726,835	(55,406)
CAD	4,721,400	MSCS	04/19/22	USD	3,723,090	(53,286)
CAD	4,721,400	MSCS	04/19/22	USD	3,729,157	(47,219)
CNY	11,150,000	CBNA	04/19/22	USD	1,737,762	(18,695)
CNY	7,100,000	CBNA	04/19/22	USD	1,105,488	(12,972)
CNY	7,820,000	JPMC	04/19/22	USD	1,217,974	(13,909)
EUR	12,400,000	BNP	04/19/22	USD	13,728,121	4,709
EUR	1,354,000	BNP	04/19/22	USD	1,487,274	(11,234)
EUR	58,904,254	CBNA	04/19/22	USD	66,665,538	1,474,623
EUR	7,270,000	CBNA	04/19/22	USD	8,197,616	151,712
EUR	2,290,000	CBNA	04/19/22	USD	2,536,999	2,595
EUR	2,260,000	CBNA	04/19/22	USD	2,484,145	(17,058)
EUR	1,382,000	CBNA	04/19/22	USD	1,562,403	32,907
EUR	7,640,000	MSCS	04/19/22	USD	8,446,627	(8,766)
EUR	7,090,000	MSCS	04/19/22	USD	7,799,337	(47,356)
GBP	17,739,189	GSBU	04/19/22	USD	24,051,733	751,181
GBP	6,850,000	GSBU	04/19/22	USD	9,296,293	298,768
GBP	3,830,000	MSCS	04/19/22	USD	5,261,276	230,544
IDR	185,788,030,000	CBNA	04/19/22	USD	12,811,642	(116,213)
IDR	71,832,854,172	CBNA	04/19/22	USD	4,946,008	(52,402)
IDR	33,355,640,000	CBNA	04/19/22	USD	2,300,151	(20,864)
INR	2,000	CBNA	04/19/22	USD	27	—
JPY	1,548,104,376	MSCS	04/19/22	USD	13,379,233	659,392
JPY	1,123,590,000	MSCS	04/19/22	USD	9,786,105	554,243
JPY	772,781,814	MSCS	04/19/22	USD	6,739,440	389,957
JPY	760,413,992	MSCS	04/19/22	USD	6,646,855	398,992
JPY	668,110,000	MSCS	04/19/22	USD	5,822,346	332,889
JPY	488,389,838	MSCS	04/19/22	USD	4,229,034	216,229
JPY	385,082,831	MSCS	04/19/22	USD	3,382,583	218,590
JPY	294,860,000	MSCS	06/27/22	USD	2,449,003	21,324
JPY	236,483,000	MSCS	09/26/22	USD	1,972,780	16,776
MXN	301,600,000	CBNA	04/19/22	USD	14,603,091	(520,685)
MXN	101,820,000	CBNA	04/19/22	USD	4,963,237	(142,542)
MXN	101,700,000	CBNA	04/19/22	USD	4,884,890	(214,871)
MXN	92,154,994	CBNA	04/19/22	USD	4,436,328	(184,798)
MXN	76,340,000	CBNA	04/19/22	USD	3,697,783	(130,297)
MXN	71,020,000	CBNA	04/19/22	USD	3,426,348	(134,960)
MXN	52,423,000	CBNA	04/19/22	USD	2,481,210	(147,549)
MXN	43,663,000	CBNA	04/19/22	USD	2,182,517	(6,971)
MXN	35,754,000	CBNA	04/19/22	USD	1,717,398	(75,491)
MXN	30,800,000	CBNA	04/19/22	USD	1,489,535	(54,936)
MXN	30,100,000	CBNA	04/19/22	USD	1,429,969	(79,399)
MXN	144,730,000	GSBU	04/19/22	USD	7,079,166	(178,342)
MXN	128,790,000	GSBU	04/19/22	USD	6,370,381	(87,812)
MXN	136,650,000	MSCS	04/19/22	USD	6,660,006	(192,329)
MXN	155,610,000	CBNA	05/17/22	USD	7,377,049	(387,368)
NOK	59,380,000	BNP	04/19/22	USD	6,878,872	135,331
NOK	58,900,000	BNP	04/19/22	USD	6,845,251	156,221
NOK	47,350,000	BNP	04/19/22	USD	5,431,541	54,197
NOK	29,330,000	BNP	04/19/22	USD	3,353,144	22,257
NOK	59,607,781	MSCS	04/19/22	USD	6,830,471	61,062

BHFTII-289

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
NOK	59,250,000	MSCS	04/19/22	USD	6,814,653	$85,875
NOK	41,630,000	MSCS	04/19/22	USD	4,767,822	40,075
NZD	12,490,000	GSBU	04/19/22	USD	8,459,352	(195,112)
NZD	9,090,000	GSBU	04/19/22	USD	6,140,677	(157,888)
NZD	9,080,000	MSCS	04/19/22	USD	6,226,792	(64,844)
NZD	8,840,000	MSCS	04/19/22	USD	6,034,360	(90,977)
RUB	132,730,000	BNP	04/19/22	USD	1,698,653	89,873
RUB	13,689,435	BNP	04/19/22	USD	134,210	(31,715)
RUB	11,598,278	BNP	04/19/22	USD	134,864	(5,716)
RUB	2,244,674,642	CBNA	04/19/22	USD	29,616,052	2,409,022
RUB	579,020,000	CBNA	04/19/22	USD	7,395,789	377,660
RUB	264,381,000	CBNA	04/19/22	USD	3,435,550	231,066
RUB	55,615,619	CBNA	04/19/22	USD	646,693	(27,407)
RUB	28,133,304	CBNA	04/19/22	USD	259,293	(81,702)
RUB	530,470,000	GSBU	04/19/22	USD	6,891,011	461,342
RUB	521,986,000	GSBU	04/19/22	USD	6,831,830	504,994
RUB	501,515,573	GSBU	04/19/22	USD	4,746,405	(1,332,316)
RUB	391,520,000	GSBU	04/19/22	USD	5,126,117	380,620
RUB	323,010,000	GSBU	04/19/22	USD	4,203,232	288,125
RUB	260,675,087	GSBU	04/19/22	USD	2,424,885	(734,680)
RUB	217,750,000	GSBU	04/19/22	USD	2,044,601	(594,682)
RUB	143,437,195	GSBU	04/19/22	USD	1,325,055	(413,504)
RUB	112,045,984	GSBU	04/19/22	USD	1,325,988	(32,088)
RUB	67,869,646	GSBU	04/19/22	USD	649,470	(173,157)
RUB	64,356,130	GSBU	04/19/22	USD	604,283	(175,759)
RUB	56,741,711	GSBU	04/19/22	USD	654,083	(33,666)
RUB	56,251,148	GSBU	04/19/22	USD	654,083	(27,720)
RUB	47,621,322	GSBU	04/19/22	USD	529,862	(47,342)
RUB	39,942,424	GSBU	04/19/22	USD	389,682	(94,448)
RUB	6,130,000	GSBU	04/19/22	USD	57,559	(16,741)
RUB	55,137,339	JPMC	04/19/22	USD	548,630	(119,673)
RUB	29,725,957	JPMC	04/19/22	USD	273,972	(86,328)
RUB	260,231,637	MSCS	04/19/22	USD	3,401,269	247,079
ZAR	198,594	MSCS	04/19/22	USD	12,477	(1,088)

Net Unrealized Appreciation						$2,134,268

Futures Contracts

Futures Contracts - Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	12/18/23	6,608	USD	1,601,944,400	$(23,566,127)
90 Day Euro Dollar Futures	12/19/22	913	USD	222,178,550	(2,791,842)
Australian 10 Year Treasury Bond Futures	06/15/22	201	AUD	25,475,349	(754,028)
U.S. Treasury Note 2 Year Futures	06/30/22	2,750	USD	582,785,159	(7,942,870)
U.S. Treasury Note Ultra 10 Year Futures	06/21/22	195	USD	26,416,406	(860,284)
U.S. Treasury Ultra Long Bond Futures	06/21/22	1,869	USD	331,046,625	(11,775,646)

Futures Contracts - Short
Euro-Bund Futures	06/08/22	(79)	EUR	(12,534,140)	620,313
Euro-Buxl 30 Year Bond Futures	06/08/22	(30)	EUR	(5,586,000)	512,906
U.S. Treasury Long Bond Futures	06/21/22	(247)	USD	(37,065,438)	1,209,480
U.S. Treasury Note 10 Year Futures	06/21/22	(1,939)	USD	(238,254,625)	8,004,724
U.S. Treasury Note 5 Year Futures	06/30/22	(337)	USD	(38,649,688)	(4,536)

Net Unrealized Depreciation					$(37,347,910)

BHFTII-290

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/EUR Put	EUR	1.125	GSBU	04/01/22	70,460,000	USD	70,460,000	$572,840	$741,592	$168,752
USD Put/JPY Call	JPY	120.650	GSBU	04/05/22	16,890,000	USD	16,890,000	105,901	45,147	(60,754)
USD Put/JPY Call	JPY	116.000	MSCS	06/23/22	17,006,715	USD	17,006,715	81,445	74,183	(7,262)
USD Put/JPY Call	JPY	113.000	MSCS	09/21/22	17,006,715	USD	17,006,715	101,615	99,421	(2,194)

Totals								$861,801	$960,343	$98,542

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount	Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - S&P 500 Index E-Mini Futures	USD	3,800.000	04/14/22	1,071	USD 53,550	$4,096,404	$112,455	$(3,983,949)
Put - S&P 500 Index E-Mini Futures	USD	4,000.000	04/14/22	152	USD 7,600	570,319	24,320	(545,999)
Put - S&P 500 Index E-Mini Futures	USD	4,000.000	05/20/22	575	USD 28,750	553,857	725,938	172,081
Put - S&P 500 Index E-Mini Futures	USD	4,200.000	05/20/22	236	USD 11,800	401,696	551,650	149,954
Put - S&P 500 Index E-Mini Futures	USD	4,300.000	05/20/22	156	USD 7,800	392,278	495,300	103,022

Totals						$6,014,554	$1,909,663	$(4,104,891)

Written Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/EUR Put	EUR	1.105	GSBU	04/01/22	(70,460,000)	USD	(70,460,000)	$(238,859)	$(9,371)	$229,488
USD Call/EUR Put	EUR	1.125	JPMC	04/07/22	(15,041,920)	USD	(15,041,920)	(62,236)	(174,426)	(112,190)
USD Call/EUR Put	EUR	1.112	GSBU	04/13/22	(26,010,000)	USD	(26,010,000)	(115,901)	(157,699)	(41,798)
USD Call/EUR Put	EUR	1.105	BNP	04/26/22	(26,300,000)	USD	(26,300,000)	(127,818)	(147,149)	(19,331)
USD Call/JPY Put	JPY	117.650	BNP	04/26/22	(35,070,000)	USD	(35,070,000)	(151,152)	(1,130,446)	(979,294)
USD Put/CAD Call	CAD	1.244	MSCS	04/20/22	(26,545,000)	USD	(26,545,000)	(81,414)	(141,750)	(60,336)
USD Put/EUR Call	EUR	1.168	JPMC	04/07/22	(15,041,920)	USD	(15,041,920)	(62,236)	(90)	62,146
USD Put/EUR Call	EUR	1.161	GSBU	04/13/22	(26,010,000)	USD	(26,010,000)	(110,074)	(1,769)	108,305
USD Put/MXN Call	MXN	20.415	JPMC	05/13/22	(27,300,000)	USD	(27,300,000)	(188,643)	(669,587)	(480,944)
USD Put/NOK Call	NOK	8.483	GSBU	04/12/22	(14,350,000)	USD	(14,350,000)	(94,997)	(16,000)	78,997
USD Put/NOK Call	NOK	8.540	CBNA	04/20/22	(26,545,000)	USD	(26,545,000)	(127,151)	(90,226)	36,925
USD Put/RUB Call	RUB	73.850	JPMC	04/14/22	(26,819,000)	USD	(26,819,000)	(319,682)	(344,141)	(24,459)

Totals								$(1,680,163)	$(2,882,654)	$(1,202,491)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	USD	124.000	04/22/22	(318)	USD	(318,000)	$(198,200)	$(124,219)	$73,981
Call - U.S. Treasury Note 10 Year Futures	USD	122.500	04/22/22	(159)	USD	(159,000	(126,428)	(168,938)	(42,510)
Put - S&P 500 Index E-Mini Futures	USD	3,900.000	05/20/22	(156)	USD	(7,800	(114,722)	(144,300)	(29,578)
Put - S&P 500 Index E-Mini Futures	USD	3,800.000	05/20/22	(236)	USD	(11,800	(123,404)	(162,250)	(38,846)

Totals							$(562,754)	$(599,707)	$(36,953)

BHFTII-291

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	28-Day TIIE	Monthly	7.440%	Monthly	07/20/29	MXN	1,162,650,000	$(2,419,414)	$443,245	$(2,862,659)
Pay	28-Day TIIE	Monthly	7.450%	Monthly	07/18/29	MXN	1,118,490,000	(2,296,514)	351,840	(2,648,354)
Pay	CPURNSA	Annually	3.370%	Annually	11/18/26	USD	38,410,000	(1,039,670)	380,397	(1,420,067)
Receive	CPURNSA	Annually	3.970%	Annually	11/18/23	USD	38,410,000	1,051,600	(117,504)	1,169,104
Receive	SOFR	Annually	1.520%	Annually	11/20/26	USD	43,650,000	948,937	(74,826)	1,023,763

Totals								$(3,755,061)	$983,152	$(4,738,213)

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues- Buy Protection (a)

Reference Obligation	Fixed Deal (Pay)Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.38	(5.000%)	Quarterly	06/20/27	0.000%	USD	34,868,000	$(1,932,239)	$(1,636,648)	$(295,591)
General Motors Co., 4.346%, due 12/08/26	(5.000%)	Quarterly	06/20/26	0.000%	USD	13,700,000	(1,861,871)	(2,256,881)	395,010

Totals							$(3,794,110)	$(3,893,529)	$99,419

Centrally Cleared Credit Default Swaps on Corporate Issues- Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2022(b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ford Motor Co., 4.346%, due 12/08/26	5.000%	Quarterly	06/20/26	0.000%	USD	13,700,000	$1,525,727	$1,679,158	$(153,431)

OTC Credit Default Swaps on Corporate Issues - Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Daimler AG 1.400%, due 01/12/24	(1.000%)	Quarterly	12/20/24	MSCS	0.000%	EUR	11,300,000	$(210,891)	$(140,809)	$(70,082)

OTC Credit Default Swaps on Corporate Issues - Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Volkswagen International Finance NV 0.875%, due 01/16/23	1.000%	Quarterly	12/20/24	MSCS	0.000%	EUR	11,300,000	$141,840	$73,805	$68,035

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

BHFTII-292

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CNY)—	Chinese Yuan
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(RUB)—	Russian Ruble
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(COFI)—	11th District Cost of Fund Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(TIIE)—	Mexican Interbank Equilibrium Interest Rate
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-293

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$7,753,333	$—	$7,753,333
Aerospace/Defense	—	26,314,824	—	26,314,824
Agriculture	—	4,343,051	—	4,343,051
Airlines	—	40,619,327	—	40,619,327
Auto Manufacturers	—	30,496,636	—	30,496,636
Auto Parts & Equipment	—	5,171,671	—	5,171,671
Banks	—	111,958,247	—	111,958,247
Beverages	—	3,680,925	—	3,680,925
Biotechnology	—	5,034,661	—	5,034,661
Building Materials	—	7,857,067	—	7,857,067
Chemicals	—	1,609,725	—	1,609,725
Commercial Services	—	56,928,907	—	56,928,907
Computers	—	5,879,760	—	5,879,760
Distribution/Wholesale	—	18,439,800	—	18,439,800
Diversified Financial Services	—	68,928,755	—	68,928,755
Electric	—	21,585,313	—	21,585,313
Energy-Alternate Sources	—	4,621,724	—	4,621,724
Engineering & Construction	—	2,735,338	—	2,735,338
Entertainment	—	18,633,643	—	18,633,643
Environmental Control	—	4,119,525	—	4,119,525
Food	—	11,461,586	—	11,461,586
Food Service	—	2,091,000	—	2,091,000
Forest Products & Paper	—	8,931,400	—	8,931,400
Healthcare-Products	—	6,021,750	—	6,021,750
Healthcare-Services	—	35,929,420	—	35,929,420
Home Builders	—	2,253,091	—	2,253,091
Insurance	—	20,403,884	—	20,403,884
Internet	—	12,275,705	—	12,275,705
Investment Companies	—	6,408,182	—	6,408,182
Iron/Steel	—	7,040,949	—	7,040,949
Leisure Time	—	46,885,460	—	46,885,460
Lodging	—	23,093,804	—	23,093,804
Machinery-Construction & Mining	—	5,274,915	—	5,274,915
Machinery-Diversified	—	7,933,600	—	7,933,600
Media	—	70,680,905	—	70,680,905
Metal Fabricate/Hardware	—	7,008,200	—	7,008,200
Mining	—	62,405,731	0	62,405,731
Office/Business Equipment	—	1,479,284	—	1,479,284
Oil & Gas	—	136,921,532	—	136,921,532
Packaging & Containers	—	13,364,799	—	13,364,799
Pharmaceuticals	—	70,012,424	—	70,012,424

BHFTII-294

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Pipelines	$—	$93,029,071	$—	$93,029,071
Real Estate	—	11,592,812	—	11,592,812
Real Estate Investment Trusts	—	31,391,980	—	31,391,980
Retail	—	65,780,001	—	65,780,001
Semiconductors	—	1,842,885	—	1,842,885
Software	—	29,450,372	—	29,450,372
Telecommunications	—	52,921,564	—	52,921,564
Transportation	—	9,767,780	—	9,767,780
Total Corporate Bonds & Notes	—	1,300,366,318	0	1,300,366,318
Total Floating Rate Loans (Less Unfunded Loan Commitments of $1,394,391)*	—	554,267,373	—	554,267,373
Total Mortgage-Backed Securities*	—	230,614,239	—	230,614,239
Total Asset-Backed Securities*	—	215,808,736	—	215,808,736
Total U.S. Treasury & Government Agencies*	—	210,308,435	—	210,308,435
Total Foreign Government*	—	93,141,037	—	93,141,037
Convertible Preferred Stocks
Banks	6,578,625	—	—	6,578,625
Pipelines	—	15,827,808	12,188,461	28,016,269
Total Convertible Preferred Stocks	6,578,625	15,827,808	12,188,461	34,594,894
Total Convertible Bonds*	—	19,158,401	—	19,158,401
Total Preferred Stocks*	3,567,426	—	—	3,567,426
Common Stocks
Auto Components	56,893	—	—	56,893
Chemicals	—	2,382	—	2,382
Media	—	189,664	—	189,664
Oil, Gas & Consumable Fuels	1,760,747	27,991	—	1,788,738
Total Common Stocks	1,817,640	220,037	—	2,037,677
Total Municipals*	—	342,100	—	342,100
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	5,076,796	—	5,076,796
Securities Lending Reinvestments
Certificates of Deposit	—	196,576,044	—	196,576,044
Commercial Paper	—	37,965,881	—	37,965,881
Repurchase Agreements	—	171,902,455	—	171,902,455
Time Deposits	—	53,000,000	—	53,000,000
Mutual Funds	10,000,000	—	—	10,000,000
Total Securities Lending Reinvestments	10,000,000	459,444,380	—	469,444,380
Purchased Options
Foreign Currency Options at Value	—	960,343	—	960,343
Options on Exchange-Traded Futures Contracts at Value	1,909,663	—	—	1,909,663
Total Purchased Options	1,909,663	960,343	—	2,870,006
Total Net Investments	$23,873,354	$3,105,536,003	$12,188,461	$3,141,597,818

Collateral for Securities Loaned (Liability)	$—	$(469,551,480)	$—	$(469,551,480)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$22,869,953	$—	$22,869,953
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(20,735,685)	—	(20,735,685)
Total Forward Contracts	$—	$2,134,268	$—	$2,134,268
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,347,423	$—	$—	$10,347,423
Futures Contracts (Unrealized Depreciation)	(47,695,333)	—	—	(47,695,333)
Total Futures Contracts	$(37,347,910)	$—	$—	$(37,347,910)
Written Options
Foreign Currency Options at Value	$—	$(2,882,654)	$—	$(2,882,654)

BHFTII-295

Brighthouse Funds Trust II

Western Asset Management Strategic Bond Opportunities Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy —(Continued)

Description	Level 1	Level 2	Level 3	Total
Options on Exchange-Traded Futures Contracts at Value	$(599,707)	$—	$—	$(599,707)
Total Written Options	$(599,707)	$(2,882,654)	$—	$(3,482,361)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$2,587,877	$—	$2,587,877
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(7,380,102)	—	(7,380,102)
Total Centrally Cleared Swap Contracts	$—	$(4,792,225)	$—	$(4,792,225)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$141,840	$—	$141,840
OTC Swap Contracts at Value (Liabilities)	—	(210,891)	—	(210,891)
Total OTC Swap Contracts	$—	$(69,051)	$—	$(69,051)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2022 is not presented.

BHFTII-296

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—94.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage—Backed—31.8%
Fannie Mae 15 Yr. Pool
1.500%, 03/01/36	87,601	$83,151
Fannie Mae 20 Yr. Pool
2.500%, 10/01/40	6,422,624	6,221,490
2.500%, 03/01/41	541,334	528,893
2.500%, 04/01/41	1,844,332	1,795,383
2.500%, 05/01/41	2,026,739	1,961,769
3.000%, 07/01/35	522,349	520,811
3.000%, 02/01/36	817,480	815,720
3.000%, 04/01/36	617,234	615,904
3.000%, 07/01/36	1,280,304	1,277,009
3.000%, 08/01/36	6,759,805	6,752,876
3.000%, 10/01/36	2,644,504	2,645,026
3.000%, 12/01/36	2,187,699	2,185,977
3.000%, 12/01/37	492,678	491,617
3.000%, 06/01/38	676,075	674,662
3.500%, 12/01/34	153,226	155,143
3.500%, 01/01/35	107,130	108,470
3.500%, 02/01/37	173,460	175,624
3.500%, 03/01/37	122,940	124,278
3.500%, 12/01/37	186,551	191,170
3.500%, 08/01/39	186,943	189,238
3.500%, 02/01/40	735,043	755,961
4.500%, 11/01/31	259,568	270,123
4.500%, 12/01/31	331,210	344,675
Fannie Mae 30 Yr. Pool
2.000%, 08/01/50	155,125	144,533
2.000%, 09/01/50	79,064	73,665
2.000%, 01/01/51	7,845,138	7,303,543
2.000%, 02/01/51	8,036,492	7,485,664
2.000%, 03/01/51	12,576,943	11,710,602
2.000%, 04/01/51	8,104,193	7,543,696
2.000%, 07/01/51	287,605	267,482
2.000%, 08/01/51	1,058,732	984,247
2.000%, 10/01/51	783,117	728,158
2.000%, 11/01/51	1,184,238	1,101,507
2.000%, 01/01/52	2,472,121	2,297,680
2.000%, 02/01/52	3,285,871	3,057,569
2.000%, 03/01/52	1,700,000	1,584,209
2.500%, 09/01/50	365,716	350,557
2.500%, 11/01/50	545,334	522,808
2.500%, 12/01/50	173,239	165,851
2.500%, 02/01/51	2,199,831	2,104,237
2.500%, 03/01/51	4,432,665	4,238,431
2.500%, 04/01/51	1,759,235	1,685,853
2.500%, 05/01/51	637,629	609,912
2.500%, 06/01/51	3,015,354	2,890,731
2.500%, 07/01/51	2,106,121	2,020,513
2.500%, 08/01/51	957,768	918,952
2.500%, 09/01/51	4,135,025	3,967,165
2.500%, 10/01/51	3,041,178	2,913,389
2.500%, 11/01/51	1,487,570	1,428,936
2.500%, 12/01/51	1,570,254	1,502,325
2.500%, 01/01/52	6,055,965	5,806,242
2.500%, 02/01/52	9,927,808	9,492,400
2.500%, 03/01/52	3,294,460	3,151,366

Agency Sponsored Mortgage—Backed—(Continued)
Fannie Mae 30 Yr. Pool
2.500%, 04/01/52	400,000	382,701
3.000%, 09/01/42	1,406,874	1,399,462
3.000%, 08/01/46	425,329	422,145
3.000%, 09/01/46	1,344,282	1,334,906
3.000%, 10/01/46	614,751	610,157
3.000%, 08/01/47	46,527	46,283
3.000%, 11/01/48	3,619,521	3,581,416
3.000%, 01/01/50	1,147,683	1,127,956
3.000%, 02/01/50	13,225,688	13,126,649
3.000%, 03/01/50	7,742,553	7,619,729
3.000%, 08/01/50	615,977	603,967
3.000%, 11/01/50	680,286	669,384
3.000%, 05/01/51	563,854	553,774
3.000%, 08/01/51	2,248,519	2,223,647
3.000%, 09/01/51	188,784	185,458
3.000%, 11/01/51	490,311	485,306
3.000%, 12/01/51	787,345	778,734
3.000%, 01/01/52	3,177,617	3,126,361
3.000%, 02/01/52	1,096,352	1,081,518
3.000%, 03/01/52	5,800,000	5,740,973
3.500%, 12/01/42	184,268	187,922
3.500%, 03/01/43	1,148,945	1,171,980
3.500%, 08/01/44	310,080	316,219
3.500%, 02/01/45	179,850	183,437
3.500%, 11/01/46	506,506	512,864
3.500%, 12/01/46	1,881,342	1,916,820
3.500%, 03/01/47	665,087	674,413
3.500%, 07/01/47	11,153,528	11,309,531
3.500%, 10/01/47	58,564	59,233
3.500%, 12/01/47	1,564,107	1,581,572
3.500%, 02/01/48	242,881	245,721
3.500%, 03/01/48	119,607	121,206
3.500%, 04/01/48	164,432	165,682
3.500%, 08/01/48	1,080,441	1,097,614
3.500%, 11/01/48	1,303,697	1,320,274
3.500%, 06/01/49	660,541	668,649
3.500%, 02/01/50	640,948	646,989
3.500%, 12/01/51	181,511	182,249
4.000%, 02/01/40	336,549	346,940
4.000%, 06/01/42	2,995,974	3,134,578
4.000%, 07/01/42	849,805	883,571
4.000%, 05/01/43	6,832,405	7,146,039
4.000%, 10/01/43	3,304,356	3,449,978
4.000%, 09/01/44	532,795	555,801
4.000%, 05/01/48	4,139,970	4,269,155
4.000%, 09/01/48	69,128	70,570
4.000%, 07/01/50	565,831	578,367
4.500%, 10/01/41	2,001,421	2,122,345
4.500%, 10/01/44	650,480	690,728
4.500%, 01/01/45	55,121	58,722
4.500%, 05/01/46	433,424	460,760
4.500%, 06/01/47	203,191	212,924
4.500%, 07/01/47	808,933	847,004
4.500%, 08/01/47	100,610	104,456
4.500%, 06/01/48	261,741	273,881

BHFTII-297

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage—Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.500%, 07/01/48	618,540	$649,081
4.500%, 08/01/48	1,298,085	1,360,687
4.500%, 11/01/48	507,201	531,616
4.500%, 02/01/49	200,011	209,033
4.500%, 08/01/49	208,375	217,348
4.500%, 09/01/49	3,036,620	3,177,711
4.500%, 11/01/49	791,818	831,239
4.500%, 03/01/50	533,182	560,430
4.500%, 04/01/50	156,735	162,745
5.000%, 07/01/33	89,686	95,244
5.000%, 09/01/33	110,281	119,167
5.000%, 10/01/35	312,584	334,872
5.000%, 03/01/36	477,032	515,950
5.000%, 01/01/39	4,434	4,798
5.000%, 12/01/39	7,249	7,824
5.000%, 05/01/40	22,656	23,911
5.000%, 07/01/40	13,454	14,232
5.000%, 11/01/40	326,897	353,687
5.000%, 01/01/41	30,338	32,236
5.000%, 02/01/41	24,549	25,846
5.000%, 04/01/41	30,127	32,470
5.000%, 05/01/41	828,211	893,849
5.000%, 06/01/41	69,732	75,421
5.000%, 07/01/41	680,692	735,625
5.000%, 12/01/49	629,475	663,769
6.000%, 04/01/33	39,879	43,978
6.000%, 02/01/34	6,461	6,985
6.000%, 11/01/35	62,332	68,661
6.000%, 08/01/37	144,753	159,966
6.500%, 03/01/26	351	377
6.500%, 04/01/29	36,485	39,166
7.000%, 02/01/29	332	333
7.000%, 01/01/30	1,527	1,555
7.000%, 10/01/37	2,702	2,760
7.000%, 11/01/37	12,813	13,342
7.000%, 12/01/37	12,347	13,139
7.000%, 02/01/38	2,729	2,796
7.000%, 11/01/38	44,774	49,663
7.000%, 02/01/39	422,053	476,460
7.500%, 04/01/32	7,163	7,187
8.000%, 05/01/28	1,031	1,098
8.000%, 07/01/32	687	728
Fannie Mae Interest Strip (CMO)
3.500%, 11/25/41 (a)	741,343	76,421
4.000%, 04/25/42 (a)	1,066,890	172,269
4.500%, 11/25/39 (a)	611,709	98,593
Fannie Mae Pool
2.150%, 02/01/32	440,000	413,342
2.930%, 06/01/30	154,711	154,926
3.250%, 05/01/29	98,722	100,999
3.450%, 03/01/29	96,971	100,272
3.468%, 03/01/30	177,364	182,875
3.500%, 08/01/42	3,432,453	3,504,476
3.500%, 09/01/42	239,847	244,894
3.500%, 10/01/42	1,686,146	1,721,568

Agency Sponsored Mortgage—Backed—(Continued)
Fannie Mae Pool
4.000%, 10/01/42	953,761	995,757
4.000%, 11/01/42	647,684	677,744
4.000%, 07/01/43	24,360	25,418
4.000%, 08/01/43	577,158	602,305
4.500%, 08/01/58	961,749	1,025,616
4.500%, 01/01/59	2,039,767	2,175,225
6.500%, 12/01/27	1,676	1,681
6.500%, 05/01/32	4,940	5,255
Fannie Mae REMIC Trust Whole Loan (CMO)
3.635%, 01/25/43 (b)	130,843	130,309
Fannie Mae REMICS (CMO)
Zero Coupon, 03/25/42 (c)	193,862	177,428
5.500%, 07/25/41	3,600,548	3,894,518
5.500%, 04/25/42	832,025	892,827
5.693%, -1x 1M LIBOR + 6.150%, 03/25/42 (a) (b)	3,153,481	319,197
5.693%, -1x 1M LIBOR + 6.150%, 12/25/42 (a) (b)	292,331	44,436
6.000%, 05/25/42	484,310	531,696
6.093%, -1x 1M LIBOR + 6.550%, 10/25/41 (a) (b)	2,088,711	262,516
6.193%, -1x 1M LIBOR + 6.650%, 02/25/41 (a) (b)	9,231	46
6.193%, -1x 1M LIBOR + 6.650%, 03/25/42 (a) (b)	762,522	82,802
6.500%, 06/25/39	29,427	31,131
6.500%, 07/25/42	956,211	1,070,186
Fannie Mae-ACES
2.232%, 02/25/27	658,175	644,247
3.061%, 05/25/27 (b)	193,205	195,781
Freddie Mac 15 Yr. Pool
3.000%, 09/01/32	235,226	237,676
3.500%, 04/01/33	2,197,021	2,265,906
Freddie Mac 20 Yr. Gold Pool
3.000%, 04/01/38	413,152	411,406
Freddie Mac 20 Yr. Pool
1.500%, 10/01/41	775,797	703,028
1.500%, 11/01/41	97,691	88,528
2.000%, 09/01/41	3,161,933	2,978,007
2.500%, 04/01/41	172,046	166,319
3.500%, 01/01/38	2,311,962	2,350,110
Freddie Mac 30 Yr. Gold Pool
3.000%, 04/01/47	532,858	529,392
3.500%, 06/01/46	321,239	327,485
4.000%, 07/01/43	1,846,454	1,924,681
4.000%, 08/01/43	1,596,790	1,654,118
4.500%, 06/01/38	631,106	671,893
4.500%, 03/01/47	12,566	13,036
4.500%, 04/01/47	329,346	343,347
4.500%, 05/01/47	253,138	264,909
4.500%, 06/01/47	660,549	692,999
4.500%, 04/01/49	291,248	306,177
5.000%, 08/01/33	9,404	10,184
5.000%, 01/01/40	10,069	10,905
5.000%, 04/01/41	11,234	12,164
5.000%, 04/01/44	17,582	18,938
5.000%, 07/01/48	20,642	21,879
6.500%, 09/01/39	113,213	122,431
8.000%, 09/01/30	1,666	1,810

BHFTII-298

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage—Backed—(Continued)
Freddie Mac 30 Yr. Pool
2.000%, 11/01/50	970,640	$903,920
2.000%, 02/01/51	2,814,976	2,622,802
2.000%, 03/01/51	3,876,001	3,609,378
2.000%, 04/01/51	4,096,458	3,814,911
2.000%, 05/01/51	6,555,917	6,110,679
2.000%, 06/01/51	5,184,890	4,821,734
2.000%, 11/01/51	2,465,318	2,292,330
2.000%, 01/01/52	298,802	277,802
2.000%, 02/01/52	1,585,640	1,473,887
2.500%, 11/01/50	72,284	69,183
2.500%, 12/01/50	1,377,212	1,318,502
2.500%, 01/01/51	1,342,210	1,283,685
2.500%, 02/01/51	435,124	415,824
2.500%, 03/01/51	1,719,720	1,647,035
2.500%, 05/01/51	185,934	179,332
2.500%, 07/01/51	5,739,307	5,494,605
2.500%, 08/01/51	3,342,321	3,207,391
2.500%, 11/01/51	8,677,869	8,329,539
2.500%, 01/01/52	2,570,141	2,473,912
2.500%, 02/01/52	1,293,037	1,241,379
2.500%, 03/01/52	700,000	669,722
3.000%, 10/01/46	315,042	313,063
3.000%, 09/01/48	1,306,574	1,291,373
3.000%, 09/01/49	3,820,889	3,798,322
3.000%, 01/01/50	166,415	163,647
3.000%, 03/01/50	79,401	78,134
3.000%, 10/01/51	592,765	583,620
3.000%, 01/01/52	2,861,914	2,809,465
3.500%, 07/01/47	4,763,525	4,816,435
3.500%, 01/01/48	101,605	102,790
3.500%, 03/01/48	213,079	215,543
3.500%, 06/01/48	1,501,767	1,520,141
4.000%, 07/01/48	356,786	365,674
4.000%, 04/01/49	984,008	1,015,803
4.000%, 03/01/50	34,087	34,943
4.500%, 03/01/49	247,692	260,141
4.500%, 07/01/49	430,022	448,546
5.000%, 01/01/36	14,795	16,012
5.000%, 06/01/41	1,208,225	1,290,463
5.000%, 08/01/48	47,709	50,393
5.000%, 10/01/48	59,635	63,182
5.000%, 11/01/48	174,789	186,403
6.000%, 10/01/36	342,391	378,743
Freddie Mac ARM Non-Gold Pool
2.130%, 5Y H15 + 1.285%, 03/01/47 (b)	306,017	303,849
2.872%, 12M LIBOR + 1.619%, 11/01/47 (b)	1,275,537	1,285,022
3.012%, 12M LIBOR + 1.628%, 11/01/48 (b)	4,307,395	4,325,204
3.089%, 12M LIBOR + 1.623%, 02/01/50 (b)	2,145,275	2,156,193
Freddie Mac Gold Pool
4.000%, 04/01/43	678,417	705,878
4.000%, 08/01/43	342,970	359,347
Freddie Mac Multifamily Structured Pass-Through Certificates
0.363%, 12/25/28 (a) (b)	63,541,130	1,418,981
0.482%, 01/25/34 (a) (b)	51,797,392	2,288,248
0.509%, 01/25/29 (a) (b)	85,666,075	2,705,146

Agency Sponsored Mortgage—Backed—(Continued)
Freddie Mac Multifamily Structured Pass-Through Certificates
0.758%, 09/25/27 (a) (b)	16,946,077	600,474
0.853%, 11/25/30 (a) (b)	26,282,678	1,567,107
0.882%, 11/25/30 (a) (b)	34,226,244	2,102,042
3.291%, 03/25/27	4,670,000	4,726,209
Freddie Mac Pool
3.500%, 10/01/42	484,543	494,743
3.500%, 02/01/44	191,739	194,271
Freddie Mac REMICS (CMO)
4.500%, 04/15/32	156,878	163,845
6.000%, 05/15/36	223,164	244,170
Freddie Mac Structured Agency Credit Risk Debt Notes (CMO)
1.399%, SOFR + 1.300%, 02/25/42 (144A) (b)	3,511,136	3,489,958
1.599%, SOFR + 1.500%, 10/25/41 (144A) (b)	2,270,000	2,158,799
2.399%, SOFR + 2.300%, 08/25/33 (144A) (b)	1,970,000	1,941,935
2.499%, SOFR + 2.400%, 02/25/42 (144A) (b)	3,420,000	3,327,698
Ginnie Mae I 30 Yr. Pool
3.000%, 09/15/42	356,087	354,290
3.000%, 10/15/42	1,940,173	1,932,412
3.000%, 11/15/42	701,444	698,637
3.500%, 06/15/48	2,388,321	2,458,333
3.500%, 05/15/50	456,834	466,323
4.000%, 03/15/50	32,828	33,903
5.500%, 06/15/36	184,963	205,184
6.000%, 03/15/33	431,460	474,209
6.500%, 06/15/31	943	1,007
6.500%, 08/15/34	100,860	107,759
7.500%, 09/15/29	1,057	1,126
8.500%, 06/15/25	5,608	5,876
Ginnie Mae II 30 Yr. Pool
2.000%, 04/20/51	630,009	601,650
3.000%, 11/20/46	204,328	203,535
3.000%, 09/20/47	65,647	65,373
3.000%, 11/20/47	82,992	82,637
3.000%, 12/20/47	877,042	873,247
3.000%, 01/20/50	685,661	677,024
3.000%, 09/20/51	2,446,351	2,424,377
3.000%, 01/20/52	99,658	100,874
3.000%, TBA (d)	15,700,000	15,461,723
3.500%, 06/20/44	801,631	823,006
3.500%, 03/20/45	61,979	63,381
3.500%, 01/20/46	162,964	166,725
3.500%, 03/20/46	874,757	893,548
3.500%, 04/20/46	457,143	465,990
3.500%, 05/20/46	213,970	218,007
3.500%, 06/20/46	365,248	371,805
3.500%, 07/20/46	220,650	224,556
3.500%, 09/20/46	20,223	20,564
3.500%, 05/20/47	2,910,555	2,952,474
3.500%, 02/20/49	17,562	17,817
3.500%, 10/20/49	162,763	162,226
3.500%, 01/20/50	1,501,394	1,511,985
3.500%, 02/20/50	175,832	177,714
3.500%, 07/20/50	226,415	228,194
3.500%, TBA (d)	6,500,000	6,503,047
4.000%, 09/20/45	344,827	353,463

BHFTII-299

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage—Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
4.000%, 11/20/45	2,856,173	$2,946,355
4.000%, 06/20/47	1,070,700	1,103,131
4.000%, 07/20/47	183,954	190,561
4.000%, 11/20/47	523,115	541,708
4.000%, 12/20/47	199,993	207,098
4.000%, 02/20/48	190,707	197,476
4.000%, 03/20/48	203,244	210,462
4.000%, 04/20/48	180,622	185,652
4.000%, 11/20/49	104,573	105,705
4.000%, 01/20/50	163,343	171,518
4.000%, 02/20/50	145,991	152,739
4.000%, 03/20/50	67,942	71,623
4.000%, 04/20/50	612,876	640,389
4.000%, TBA (d)	2,800,000	2,833,797
4.500%, 01/20/40	224,771	239,312
4.500%, 05/20/40	286,441	304,972
4.500%, 09/20/40	6,387	6,802
4.500%, 01/20/41	54,360	58,346
4.500%, 07/20/41	352,478	375,288
4.500%, 08/20/47	354,249	374,137
4.500%, 04/20/48	552,787	578,520
4.500%, 05/20/48	798,017	834,056
4.500%, 06/20/48	465,989	487,016
4.500%, 07/20/48	77,933	81,451
4.500%, 08/20/48	2,073,022	2,151,229
4.500%, 09/20/48	220,814	230,463
4.500%, 10/20/48	536,078	557,808
4.500%, 01/20/49	1,408,083	1,464,067
4.500%, 03/20/49	387,623	403,036
4.500%, 04/20/49	251,862	261,917
4.500%, 02/20/50	341,106	353,082
4.500%, 03/20/50	221,015	228,913
4.500%, 12/20/50	338,809	352,951
5.000%, 07/20/40	233,414	255,273
5.000%, 11/20/48	89,167	93,627
5.000%, 03/20/49	107,239	112,550
5.000%, 12/20/49	166,076	174,938
5.000%, 01/20/50	104,057	109,249
5.000%, 04/20/50	85,923	90,702
6.000%, 11/20/34	693	769
6.000%, 06/20/35	1,078	1,196
6.000%, 07/20/36	55,659	61,798
6.000%, 09/20/36	2,604	2,889
6.000%, 07/20/38	141,675	157,293
6.000%, 09/20/38	348,801	384,355
6.000%, 06/20/39	1,727	1,917
6.000%, 05/20/40	30,203	33,505
6.000%, 06/20/40	100,894	111,983
6.000%, 08/20/40	52,181	57,886
6.000%, 09/20/40	114,388	126,913
6.000%, 10/20/40	58,995	64,989
6.000%, 11/20/40	118,931	132,017
6.000%, 01/20/41	62,164	67,753
6.000%, 03/20/41	376,543	415,783
6.000%, 07/20/41	85,500	94,910

Agency Sponsored Mortgage—Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
6.000%, 12/20/41	45,522	50,524
6.500%, 10/20/37	135,555	152,140
Ginnie Mae II Pool
3.000%, 09/20/47	304,766	301,648
Government National Mortgage Association
Zero Coupon, 09/16/46 (a) (b)	9,448,821	94
0.029%, 03/16/49 (a) (b)	2,588,292	1,163
0.090%, 04/16/54 (a) (b)	15,168,999	170,820
0.115%, 10/16/54 (a) (b)	13,259,405	39,561
0.132%, 02/16/53 (a) (b)	6,545,127	27,147
0.144%, 02/16/48 (a) (b)	1,071,460	10,148
0.545%, 03/16/60 (a) (b)	2,717,001	106,849
0.599%, 09/16/55 (a) (b)	7,017,556	219,160
0.641%, 02/16/61 (a) (b)	1,395,785	88,563
0.652%, 10/16/58 (a) (b)	12,158,775	512,839
0.707%, 12/16/59 (a) (b)	28,247,421	1,481,182
1.041%, 02/16/46 (a) (b)	3,753,739	96,494
Government National Mortgage Association (CMO)
0.478%, 12M LIBOR + 0.250%, 10/20/68 (b)	1,868,186	1,835,259
0.486%, 1M LIBOR + 0.380%, 12/20/60 (b)	10,318,172	10,264,775
0.506%, 1M LIBOR + 0.400%, 12/20/60 (b)	2,449,980	2,438,722
0.536%, 1M LIBOR + 0.430%, 10/20/64 (b)	3,889,519	3,871,419
0.586%, 1M LIBOR + 0.480%, 03/20/61 (b)	1,829,796	1,824,047
0.606%, 1M LIBOR + 0.500%, 12/20/60 (b)	19,708,941	19,654,071
0.849%, 1M LIBOR + 0.400%, 08/20/70 (b)	70,958	70,718
0.899%, 1M LIBOR + 0.450%, 07/20/70 (b)	5,548,176	5,519,228
0.949%, 1M LIBOR + 0.500%, 07/20/70 (b)	364,318	362,701
1.599%, 1M LIBOR + 1.150%, 05/20/70 (b)	1,305,051	1,340,670
1.699%, 1M LIBOR + 1.250%, 04/20/70 (b)	140,777	143,429
3.000%, 07/20/49	748,779	740,357
5.669%, -1x 1M LIBOR + 6.100%, 08/16/42 (a) (b)	430,716	69,016
6.201%, -1x 1M LIBOR + 6.650%, 01/20/40 (a) (b)	96,077	3,482
Uniform Mortgage-Backed Securities 30 Yr. Pool 2.500%, TBA (d)	32,100,000	30,613,145
3.000%, TBA (d)	17,400,000	17,012,740
3.500%, TBA (d)	29,800,000	29,680,120
4.000%, TBA (d)	3,200,000	3,242,889

		563,209,485

Federal Agencies—42.9%
Fannie Mae Principal Strip
Zero Coupon, 05/15/30	30,000,000	24,179,366
Federal Agricultural Mortgage Corp. 0.260%, 10/02/23	10,000,000	9,728,507
Federal Farm Credit Banks Funding Corp.
0.125%, 11/23/22	10,000,000	9,923,208
0.125%, 02/03/23	22,000,000	21,732,236
0.160%, 02/10/23	15,000,000	14,844,364
0.200%, 01/04/24	10,000,000	9,670,137
0.220%, 09/08/23	20,000,000	19,444,990
0.230%, 01/19/24	15,000,000	14,499,477
0.375%, 01/15/25	10,000,000	9,422,075
0.460%, 11/03/25	10,000,000	9,286,966
0.500%, 12/01/23	30,000,000	29,169,856

BHFTII-300

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Federal Agencies—(Continued)
Federal Farm Credit Banks Funding Corp.
0.680%, 12/20/23	10,000,000	$9,739,905
0.780%, 06/16/25	10,000,000	9,441,874
0.875%, 11/18/24	5,000,000	4,805,486
1.050%, 11/17/25	10,000,000	9,483,032
1.750%, 02/25/25	22,350,000	21,880,812
2.600%, 04/05/27	10,000,000	10,027,296
2.700%, 10/26/27	10,000,000	10,072,593
Federal Home Loan Bank 0.125%, 10/21/22	5,000,000	4,965,170
0.125%, 06/02/23	35,000,000	34,233,672
0.125%, 08/28/23	12,000,000	11,674,702
0.375%, 09/04/25	15,000,000	13,938,165
0.500%, 04/14/25	14,000,000	13,197,072
1.750%, 09/12/25	10,000,000	9,742,914
2.125%, 06/09/23	17,700,000	17,733,215
2.500%, 02/13/24	10,000,000	10,031,127
2.750%, 12/13/24	10,000,000	10,075,151
3.250%, 11/16/28 (e)	40,000,000	41,829,845
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29	7,443,000	6,133,661
Zero Coupon, 12/17/29	5,562,000	4,567,257
Zero Coupon, 12/15/36	24,765,000	15,666,178
0.125%, 10/16/23	30,000,000	29,081,104
0.250%, 06/26/23	13,000,000	12,725,384
0.250%, 08/24/23	20,000,000	19,490,378
0.250%, 09/08/23	10,000,000	9,731,040
0.250%, 11/06/23	20,000,000	19,397,092
0.250%, 12/04/23	20,000,000	19,358,707
0.375%, 04/20/23	6,000,000	5,913,331
0.375%, 05/05/23	10,000,000	9,844,522
2.750%, 06/19/23	20,000,000	20,182,631
Federal National Mortgage Association 0.250%, 05/22/23	8,000,000	7,846,817
0.625%, 04/22/25	5,000,000	4,721,801
2.625%, 09/06/24	22,000,000	22,121,050
Freddie Mac Strips
Zero Coupon, 07/15/28	5,400,000	4,609,329
Zero Coupon, 07/15/32	9,000,000	6,910,246
Resolution Funding Corp. Interest Strip
Zero Coupon, 07/15/26	4,230,000	3,779,076
Zero Coupon, 07/15/27	8,012,000	6,927,589
Zero Coupon, 01/15/29	6,988,000	5,888,372
Zero Coupon, 07/15/29	14,000,000	11,607,537
Zero Coupon, 10/15/29	14,996,000	12,353,948
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30	25,000,000	20,212,683
Zero Coupon, 04/15/30	30,000,000	24,297,917
United States Department of Housing and Urban Development 2.668%, 08/01/24	8,000,000	7,994,911
2.738%, 08/01/25	6,000,000	6,003,942
United States International Development Finance Corp. 1.110%, 05/15/29	14,000,000	13,160,072
3.330%, 05/15/33	5,805,989	5,936,821
3.540%, 06/15/30	9,706,111	9,962,294

		761,198,903

U.S. Treasury—19.5%
U.S. Treasury Bonds 1.625%, 11/15/50	23,000,000	18,847,422
2.250%, 02/15/52	4,250,000	4,076,016
U.S. Treasury Notes 0.125%, 01/31/23	36,000,000	35,573,906
0.125%, 07/31/23	8,000,000	7,798,438
0.250%, 03/15/24	15,000,000	14,409,375
0.250%, 06/15/24	81,000,000	77,253,750
0.375%, 01/31/26	10,000,000	9,213,672
1.125%, 08/31/28	57,580,000	53,050,073
1.250%, 04/30/28	3,340,000	3,111,419
1.375%, 06/30/23	65,000,000	64,532,812
1.500%, 03/31/23	5,000,000	4,988,281
1.875%, 07/31/26	54,000,000	52,616,250

		345,471,414

Total U.S. Treasury & Government Agencies (Cost $1,725,894,829)		1,669,879,802

Foreign Government—7.5%

Sovereign—7.5%
Abu Dhabi Government International Bond 3.125%, 09/30/49 (144A)	10,000,000	9,151,600
Colombia Government International Bond 5.625%, 02/26/44	4,840,000	4,387,315
Indonesia Government International Bonds 3.750%, 04/25/22 (144A)	410,000	410,541
3.750%, 04/25/22	1,900,000	1,902,508
4.750%, 02/11/29	6,280,000	6,941,273
Israel Government AID Bonds 5.500%, 09/18/23	2,000,000	2,092,070
5.500%, 12/04/23	33,000,000	34,692,167
5.500%, 04/26/24	21,550,000	22,851,874
Mexico Government International Bond 4.500%, 04/22/29 (e)	12,280,000	12,949,751
Panama Government International Bonds 3.750%, 03/16/25	5,650,000	5,747,236
4.500%, 05/15/47	3,200,000	3,188,992
4.500%, 04/01/56	1,450,000	1,417,129
Peruvian Government International Bonds 3.300%, 03/11/41	3,420,000	3,104,950
3.550%, 03/10/51	1,090,000	1,015,063
3.600%, 01/15/72	1,580,000	1,357,773
6.550%, 03/14/37	320,000	404,243
Poland Government International Bonds 3.250%, 04/06/26	5,010,000	5,102,685
4.000%, 01/22/24	2,858,000	2,930,970
Qatar Government International Bond 5.103%, 04/23/48 (144A)	7,300,000	8,925,622
Uruguay Government International Bond 5.100%, 06/18/50	3,200,000	3,768,192

Total Foreign Government (Cost $139,274,202)		132,341,954

BHFTII-301

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Corporate Bonds & Notes—3.5% of Net Assets

Security Description	Principal Amount*	Value

Chemicals—0.1%
Equate Petrochemical B.V. 4.250%, 11/03/26 (144A)	1,540,000	$1,559,250

Diversified Financial Services—2.5%
Postal Square L.P. 6.500%, 06/15/22	488,700	492,490
Private Export Funding Corp. 0.300%, 04/28/23 (144A)	25,000,000	24,509,828
3.250%, 06/15/25	20,000,000	20,316,396

		45,318,714

Electric—0.5%
Enel Chile S.A. 4.875%, 06/12/28	4,000,000	4,143,640
Perusahaan Listrik Negara PT 5.450%, 05/21/28 (144A)	4,000,000	4,290,000

		8,433,640

Oil & Gas—0.4%
Ecopetrol S.A. 5.375%, 06/26/26	4,260,000	4,310,864
Petroleos Mexicanos 6.375%, 01/23/45	3,610,000	2,887,242

		7,198,106

Total Corporate Bonds & Notes (Cost $64,603,701)		62,509,710

Mortgage-Backed Securities—2.2%

Collateralized Mortgage Obligations—2.2%
Alternative Loan Trust 0.649%, 1M LIBOR + 0.200%, 07/20/46 (b)	1,168,215	894,350
Banc of America Funding Trust 0.337%, 1M LIBOR + 0.150%, 02/27/37 (144A) (b)	779,114	768,202
Banc of America Mortgage Trust 2.697%, 07/25/35 (b)	14,085	13,884
CIM Trust 1.425%, 07/25/61 (144A) (b)	3,305,257	3,106,456
Citigroup Mortgage Loan Trust 2.470%, 1Y H15 + 2.400%, 10/25/35 (b)	29,923	29,888
Countrywide Home Loan Reperforming Loan REMIC Trust 0.877%, 1M LIBOR + 0.420%, 07/25/36 (144A) (b)	232,097	221,259
Credit Suisse Mortgage Capital Certificates Trust 0.938%, 05/25/66 (144A) (b)	1,262,963	1,192,052
Credit Suisse Mortgage Trust 0.830%, 03/25/56 (144A) (b)	802,643	771,435
1.169%, 03/25/56 (144A) (b)	690,971	663,927
1.991%, 1M LIBOR + 1.750%, 07/25/47 (144A) (b)	1,581,877	1,553,544
CSMC Trust 1.756%, 10/25/66 (144A) (b)	832,536	788,749
2.000%, 10/25/60 (144A) (b)	1,030,851	976,182

Collateralized Mortgage Obligations—(Continued)
Ellington Financial Mortgage Trust 3.001%, 01/25/67 (144A) (b)	950,000	876,933
Freddie Mac STACR REMIC Trust 1.099%, SOFR + 1.000%, 01/25/42 (144A) (b)	3,120,000	3,064,969
2.199%, SOFR + 2.100%, 10/25/33 (144A) (b)	980,000	957,500
GMACM Mortgage Loan Trust 3.755%, 11/19/35 (b)	86,825	86,643
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	2,270,191	2,281,571
4.000%, 05/25/62 (b)	884,175	881,559
JPMorgan Mortgage Trust 1.921%, 06/25/34 (b)	50,836	50,005
3.500%, 10/25/48 (144A) (b)	501,340	498,731
Legacy Mortgage Asset Trust 2.250%, 07/25/67 (144A) (f)	909,131	865,886
MASTR Adjustable Rate Mortgages Trust 1.921%, 02/25/34 (b)	105,937	98,386
MASTR Reperforming Loan Trust 3.199%, 05/25/35 (144A) (b)	2,107,742	1,316,833
7.000%, 08/25/34 (144A)	218,849	196,986
Morgan Stanley Mortgage Loan Trust 0.597%, 1M LIBOR + 0.140%, 06/25/36 (b)	432,111	110,228
2.500%, 07/25/35 (b)	61,055	57,707
New Residential Mortgage Loan Trust 1.156%, 11/27/56 (144A) (b)	732,894	698,850
2.750%, 07/25/59 (144A) (b)	1,542,022	1,507,587
3.250%, 09/25/56 (144A) (b)	1,406,133	1,394,338
4.000%, 02/25/57 (144A) (b)	1,223,016	1,225,405
4.000%, 05/25/57 (144A) (b)	1,864,012	1,866,656
4.250%, 12/25/57 (144A) (b)	2,050,068	2,075,613
NovaStar Mortgage Funding Trust 0.479%, 1M LIBOR + 0.380%, 09/25/46 (b)	540,897	529,437
OBX Trust 1.054%, 07/25/61 (144A) (b)	842,563	790,358
Park Capital Management Trust 1.510%, 08/25/56 (144A) (b)	1,856,343	1,721,630
2.071%, 11/25/56 (144A) (b)	938,028	886,072
SACO I Trust 4.997%, 06/25/21 (144A) † (b)	49,037	44,470
Structured Asset Mortgage Investments II Trust 0.817%, 1M LIBOR + 0.360%, 07/25/46 (b)	105,789	92,764
Structured Asset Securities Corp. 0.807%, 1M LIBOR + 0.350%, 04/25/35 (144A) (b)	1,410,848	1,341,092
3.360%, 06/25/35 (144A) (b)	73,805	68,961
Towd Point Mortgage Trust 2.357%, 1M LIBOR + 1.900%, 05/25/58 (144A) (b)	950,000	964,544
3.000%, 04/25/60 (144A) (b)	940,000	878,290
ZH Trust 2.349%, 10/17/27 (144A)	1,170,000	1,149,445

Total Mortgage-Backed Securities (Cost $41,369,549)		39,559,377

BHFTII-302

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Asset-Backed Securities—0.1%

Security Description	Principal Amount*	Value

Asset-Backed—Home Equity—0.0%
Morgan Stanley Mortgage Loan Trust 0.637%, 1M LIBOR + 0.180%, 12/25/36 (b)	121,099	$57,262
0.757%, 1M LIBOR + 0.300%, 03/25/36 (b)	67,652	66,610

		123,872

Asset-Backed - Other—0.1%
Securitized Asset Backed Receivables LLC Trust 1.072%, 1M LIBOR + 0.615%, 01/25/35 (b)	894,528	872,506
Structured Asset Investment Loan Trust 1.657%, 1M LIBOR + 1.200%, 08/25/34 (b)	970,000	958,107
Structured Asset Securities Corp. Mortgage Loan Trust 0.677%, 1M LIBOR + 0.220%, 02/25/36 (144A) (b)	4,575,989	137,610

		1,968,223

Total Asset-Backed Securities (Cost $4,015,347)		2,092,095

Short-Term Investment—0.4%

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/22 at 0.000%, due on 04/01/22 with a maturity value of $6,795,735; collateralized by U.S. Treasury Note at 2.500%, maturing 03/31/27, with a market value of $6,931,700.	6,795,735	6,795,735

Total Short-Term Investments (Cost $6,795,735)		6,795,735

Securities Lending Reinvestments(g)—0.2%

Repurchase Agreements—0.1%
BofA Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.270%, due on 04/01/22 with a maturity value of $265,582; collateralized by U.S. Treasury Obligations with rates ranging from 2.000% - 5.000%, maturity dates ranging from 05/15/37 - 02/15/50, and an aggregate market value of $270,892.	265,581	265,581
HSBC Securities, Inc. Repurchase Agreement dated 03/31/22 at 0.300%, due on 04/01/22 with a maturity value of $100,001; collateralized by U.S. Treasury Obligations with rates ranging from 1.000% - 2.250%, maturity dates ranging from 10/15/22 - 02/15/48, and an aggregate market value of $102,001.	100,000	100,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/01/22 with a maturity value of $100,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 3.000%, maturity dates ranging from 06/30/22 - 02/15/49, and an aggregate market value of $102,057.	100,000	100,000
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(continued)
National Bank of Canada Repurchase Agreement dated 03/31/22 at 0.320%, due on 04/07/22 with a maturity value of $400,025; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.500%, maturity dates ranging from 04/14/22 - 08/15/51, and an aggregate market value of $408,228.	400,000	$400,000
NBC Global Finance, Ltd. Repurchase Agreement dated 03/31/22 at 0.440%, due on 04/01/22 with a maturity value of $100,001; collateralized by U.S. Treasury Obligations with rates ranging from 0.125% - 4.750%, maturity dates ranging from 05/15/24 - 02/15/50, and various Common Stock with an aggregate market value of $111,038.	100,000	100,000
Societe Generale
Repurchase Agreement dated 03/31/22 at 0.410%, due on 04/01/22 with a maturity value of $100,001; collateralized by various Common Stock with an aggregate market value of $111,129.	100,000	100,000
Repurchase Agreement dated 03/31/22 at 0.420%, due on 04/07/22 with a maturity value of $100,008; collateralized by various Common Stock with an aggregate market value of $111,129.	100,000	100,000

		1,165,581

Mutual Funds—0.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 0.230% (h)	400,000	400,000
Fidelity Government Portfolio, Institutional Class 0.160% (h)	400,000	400,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.250% (h)	400,000	400,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 0.230% (h)	400,000	400,000
STIT-Government & Agency Portfolio, Institutional Class 0.250% (h)	400,000	400,000

		2,000,000

Total Securities Lending Reinvestments (Cost $3,165,580)		3,165,581

Total Investments—108.1% (Cost $1,985,118,943)		1,916,344,254
Other assets and liabilities (net)—(8.1)%		(143,163,272)

Net Assets—100.0%		$1,773,180,982

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2022, the market value of restricted securities was $44,470, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.

BHFTII-303

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

(a)	Interest only security.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2022. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Principal only security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was held on loan. As of March 31, 2022, the market value of securities loaned was $6,442,650 and the collateral received consisted of cash in the amount of $3,165,581 and non-cash collateral with a value of $3,530,894. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(f)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2022.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2022.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the market value of 144A securities was $96,617,367, which is 5.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
SACO I Trust, 4.997%, 06/25/21	06/03/08	$49,037	$42,693	$44,470

Futures Contracts

Futures Contracts - Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 10 Year Futures	06/21/22	199	USD	24,452,125	$(761,094)

Futures Contracts - Short
U.S. Treasury Note 5 Year Futures	06/30/22	(489)	USD	(56,082,188)	537,099
U.S. Treasury Ultra Long Bond Futures	06/21/22	(20)	USD	(3,542,500)	590

Net Unrealized Depreciation					$(223,405)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTII-304

Brighthouse Funds Trust II

Western Asset Management U.S. Government Portfolio

Schedule of Investments as of March 31, 2022 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2022:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,669,879,802	$—	$1,669,879,802
Total Foreign Government*	—	132,341,954	—	132,341,954
Total Corporate Bonds & Notes*	—	62,509,710	—	62,509,710
Total Mortgage-Backed Securities*	—	39,559,377	—	39,559,377
Total Asset-Backed Securities*	—	2,092,095	—	2,092,095
Total Short-Term Investment*	—	6,795,735	—	6,795,735
Securities Lending Reinvestments
Repurchase Agreements	—	1,165,581	—	1,165,581
Mutual Funds	2,000,000	—	—	2,000,000
Total Securities Lending Reinvestments	2,000,000	1,165,581	—	3,165,581
Total Investments	$2,000,000	$1,914,344,254	$—	$1,916,344,254

Collateral for Securities Loaned (Liability)	$—	$(3,165,581)	$—	$(3,165,581)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$537,689	$—	$—	$537,689
Futures Contracts (Unrealized Depreciation)	(761,094)	—	—	(761,094)
Total Futures Contracts	$(223,405)	$—	$—	$(223,405)

*	See Schedule of Investments for additional detailed categorizations.

BHFTII-305

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from independent pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each as “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust II (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTII-306

Brighthouse Funds Trust II

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including, but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in each Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTII-307